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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05426

AIM Investment Funds (Invesco Investment Funds)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Philip A. Taylor 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 10/31

Date of reporting period: 4/30/15

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	April 30, 2015

Invesco All Cap Market Neutral Fund
Nasdaq:
A: CPNAX ¡ C: CPNCX ¡ R: CPNRX ¡ Y: CPNYX ¡ R5: CPNFX ¡ R6: CPNSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
10 Financial Statements
13 Notes to Financial Statements
20 Financial Highlights
21 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–4.58%
Class C Shares	–4.98
Class R Shares	–4.68
Class Y Shares	–4.38
Class R5 Shares	–4.38
Class R6 Shares	–4.38
Citigroup 90-Day Treasury Bill Index▼ (Broad Market/Style-Specific Index)	0.01
Lipper Alternative Equity Market Neutral Index■ (Peer Group Index)	0.24
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The Citigroup 90-Day Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.
The Lipper Alternative Equity Market Neutral Index is an unmanaged index considered representative of funds that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	–2.57%
1 Year	–7.27
Class C Shares
Inception (12/17/13)	0.80%
1 Year	–3.48
Class R Shares
Inception (12/17/13)	1.31%
1 Year	–2.02
Class Y Shares
Inception (12/17/13)	1.82%
1 Year	–1.54
Class R5 Shares
Inception (12/17/13)	1.82%
1 Year	–1.54
Class R6 Shares
Inception (12/17/13)	1.82%
1 Year	–1.54

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	–0.37%
1 Year	–2.14
Class C Shares
Inception (12/17/13)	3.33%
1 Year	1.76
Class R Shares
Inception (12/17/13)	3.87%
1 Year	3.24
Class Y Shares
Inception (12/17/13)	4.41%
1 Year	3.83
Class R5 Shares
Inception (12/17/13)	4.41%
1 Year	3.83
Class R6 Shares
Inception (12/17/13)	4.41%
1 Year	3.83

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of

Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y,
Class R5 and Class R6 shares was 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y,
Class R5 and Class R6 shares was 4.37%, 5.12%, 4.62%, 4.12%, 4.09% and 4.08%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                          Invesco All Cap Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management seirvices for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

PhilipTaylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco All Cap Market Neutral Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–88.06%
Aerospace & Defense–1.37%
Ducommun Inc.(b)	3,500	$106,400
Huntington Ingalls Industries Inc.	1,550	203,964
		310,364

Agricultural Products–1.37%
Archer-Daniels-Midland Co.	6,350	310,388

Airlines–1.32%
JetBlue Airways Corp.(b)	14,600	299,738

Alternative Carriers–1.03%
Inteliquent, Inc.	12,300	233,823

Aluminum–0.05%
Century Aluminum Co.(b)	950	12,246

Apparel Retail–0.16%
Tilly’s Inc.–Class A(b)	2,700	36,018

Apparel, Accessories & Luxury Goods–0.16%
Perry Ellis International, Inc.(b)	1,500	35,880

Application Software–0.27%
Aware, Inc.	4,000	16,800
CDK Global Inc.	950	45,524
		62,324

Auto Parts & Equipment–0.94%
China Automotive Systems, Inc. (China)	8,600	63,210
Tower International Inc.(b)	5,800	149,988
		213,198

Biotechnology–12.23%
Acorda Therapeutics Inc.(b)	6,200	186,434
Anacor Pharmaceuticals, Inc.(b)	5,800	305,602
BioSpecifics Technologies Corp.(b)	1,800	68,958
Eagle Pharmaceuticals, Inc.(b)	1,200	63,240
Emergent Biosolutions, Inc.(b)	1,600	47,504
Infinity Pharmaceuticals, Inc.(b)	18,150	229,960
MacroGenics, Inc.(b)	9,600	274,656
Medivation Inc.(b)	900	108,666
NewLink Genetics Corp.(b)	6,350	283,210
PDL BioPharma Inc.	15,650	104,386
Prothena Corp. PLC (Ireland)(b)	5,950	192,840
Repligen Corp.(b)	10,250	302,477
Sangamo BioSciences, Inc.(b)	19,550	241,833
United Therapeutics Corp.(b)	2,300	367,287
		2,777,053

Cable & Satellite–0.37%
Cablevision Systems Corp.–Class A	3,750	74,925
Comcast Corp.–Class A	150	8,664
		83,589

	Shares	Value
Casinos & Gaming–0.92%
Isle of Capri Casinos, Inc.(b)	14,650	$208,323

Coal & Consumable Fuels–0.59%
Peabody Energy Corp.	28,400	134,332

Commodity Chemicals–1.69%
LyondellBasell Industries N.V.–Class A	3,700	383,024

Communications Equipment–2.05%
Black Box Corp.	4,150	82,585
InterDigital, Inc.	3,750	205,200
Polycom, Inc.(b)	13,650	178,132
		465,917

Computer & Electronics Retail–1.28%
Best Buy Co., Inc.	8,350	289,327

Construction & Engineering–0.77%
Argan, Inc.	5,400	174,474

Construction Machinery & Heavy Trucks–0.39%
Allison Transmission Holdings, Inc.	2,900	88,972

Consumer Electronics–0.41%
ZAGG Inc.(b)	11,200	93,296

Consumer Finance–1.17%
Ally Financial Inc.(b)	1,850	40,497
Credit Acceptance Corp.(b)	100	23,620
Nelnet, Inc.–Class A	2,000	89,540
Santander Consumer USA Holdings Inc.	4,500	111,105
		264,762

Data Processing & Outsourced Services–1.48%
Computer Sciences Corp.	3,650	235,242
Higher One Holdings, Inc.(b)	18,050	50,720
Information Services Group, Inc.	12,850	50,501
		336,463

Distillers & Vintners–0.37%
MGP Ingredients, Inc.	6,000	84,240

Electrical Components & Equipment–0.50%
General Cable Corp.	3,550	57,900
SL Industries, Inc.(b)	1,350	56,066
		113,966

Electronic Manufacturing Services–1.15%
Sanmina Corp.(b)	12,800	260,224

Footwear–0.05%
Rocky Brands, Inc.	500	11,220

General Merchandise Stores–1.25%
Big Lots, Inc.	6,200	282,534

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco All Cap Market Neutral Fund

	Shares	Value
Gold–1.68%
Gold Resource Corp.	21,350	$71,950
Newmont Mining Corp.	11,650	308,608
		380,558

Health Care Services–0.96%
Alliance HealthCare Services, Inc.(b)	4,000	85,080
RadNet, Inc.(b)	15,750	131,985
		217,065

Health Care Supplies–0.20%
Halyard Health Inc.(b)	950	46,056

Health Care Technology–0.42%
Merge Healthcare Inc.(b)	19,100	94,927

Home Entertainment Software–0.65%
Electronic Arts Inc.(b)	2,550	148,130

Household Products–0.58%
Central Garden & Pet Co.–Class A(b)	13,450	131,810

Human Resource & Employment Services–1.29%
Insperity, Inc.	6,100	293,776

Integrated Oil & Gas–0.05%
Occidental Petroleum Corp.	150	12,015

Internet Retail–0.76%
Nutrisystem, Inc.	9,050	172,403

Internet Software & Services–4.11%
AOL Inc.(b)	1,950	77,805
Constant Contact, Inc.(b)	5,800	202,130
Demand Media, Inc.(b)	6,750	43,268
DHI Group, Inc.(b)	18,700	142,120
Earthlink Holdings Corp.	34,800	164,604
Monster Worldwide, Inc.(b)	18,250	107,492
TechTarget, Inc.(b)	10,850	117,397
United Online, Inc.(b)	4,950	78,358
		933,174

Investment Banking & Brokerage–0.53%
INTL FCStone Inc.(b)	3,750	120,375

IT Consulting & Other Services–0.93%
Hackett Group, Inc. (The)	1,050	10,080
Leidos Holdings, Inc.	3,850	160,314
NCI, Inc.–Class A	4,000	40,800
		211,194

Leisure Products–0.25%
Nautilus, Inc.(b)	3,400	57,154

Life Sciences Tools & Services–0.49%
Cambrex Corp.(b)	400	15,396
PAREXEL International Corp.(b)	1,500	95,363
		110,759

	Shares	Value
Managed Health Care–3.06%
Centene Corp.(b)	5,700	$353,343
Health Net Inc.(b)	6,500	342,225
		695,568

Office Services & Supplies–0.64%
Pitney Bowes Inc.	6,500	145,405

Office REIT’s–1.36%
CoreSite Realty Corp.	6,400	307,712

Oil & Gas Drilling–0.72%
Pioneer Energy Services Corp.(b)	21,850	162,783

Oil & Gas Equipment & Services–2.54%
Cameron International Corp.(b)	1,050	57,561
Oil States International, Inc.(b)	3,050	145,149
Superior Energy Services, Inc.	14,650	373,575
		576,285

Oil & Gas Exploration & Production–8.06%
California Resources Corp.	7,600	70,680
Chesapeake Energy Corp.	21,150	333,535
Clayton Williams Energy, Inc.(b)	3,100	172,577
Denbury Resources Inc.	36,400	320,684
Encana Corp. (Canada)	23,450	333,224
Enerplus Corp. (Canada)	21,400	269,854
Kosmos Energy Ltd.(b)	19,900	194,622
Penn West Petroleum Ltd. (Canada)	54,650	134,986
		1,830,162

Oil & Gas Refining & Marketing–5.23%
Adams Resources & Energy, Inc.	850	39,610
Green Plains Inc.	6,900	214,866
Marathon Petroleum Corp.	250	24,643
REX American Resources Corp.(b)	3,100	195,982
Tesoro Corp.	4,250	364,777
Valero Energy Corp.	6,100	347,090
		1,186,968

Oil & Gas Storage & Transportation–0.55%
Teekay Tankers Ltd.–Class A	19,700	124,110

Packaged Foods & Meats–1.36%
Pilgrim’s Pride Corp.	12,500	308,750

Paper Products–0.45%
Mercer International, Inc.(b)	7,150	102,245

Personal Products–0.22%
Avon Products, Inc.	6,050	49,429

Pharmaceuticals–4.48%
Cumberland Pharmaceuticals Inc.(b)	3,450	22,632
Lannett Co., Inc.(b)	6,050	347,875
Sagent Pharmaceuticals Inc.(b)	10,000	233,100
SciClone Pharmaceuticals, Inc.(b)	17,300	141,341
Sucampo Pharmaceuticals, Inc.–Class A(b)	15,350	272,616
		1,017,564

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco All Cap Market Neutral Fund

	Shares	Value
Property & Casualty Insurance–0.87%
Universal Insurance Holdings, Inc.	8,250	$198,165

Regional Banks–0.05%
Century Bancorp, Inc.–Class A	300	11,589

Research & Consulting Services–0.36%
CRA International Inc.(b)	950	27,740
VSE Corp.	750	53,355
		81,095

Residential REIT’s–0.10%
Equity Residential	300	22,158

Retail REIT’s–0.13%
Urban Edge Properties	1,350	30,551

Semiconductors–4.65%
Fairchild Semiconductor International, Inc.(b)	9,900	179,834
Integrated Device Technology, Inc.(b)	16,600	301,954
Intel Corp.	9,950	323,872
Skyworks Solutions, Inc.	2,700	249,075
		1,054,735

Specialized REIT’s–0.41%
Geo Group Inc. (The)	2,400	93,600

Specialty Stores–0.49%
Build-A-Bear Workshop, Inc.(b)	6,000	110,580

Steel–1.31%
United States Steel Corp.	12,350	296,647

	Shares	Value
Technology Hardware, Storage & Peripherals–3.74%
Apple Inc.	2,700	$337,905
Hewlett-Packard Co.	5,900	194,523
Lexmark International, Inc.–Class A	5,850	259,681
NetApp, Inc.	1,550	56,188
		848,297

Tires & Rubber–0.41%
Cooper Tire & Rubber Co.	2,200	93,478

Trucking–0.63%
Covenant Transport Group, Inc.–Class A(b)	1,850	56,370
P.A.M. Transportation Services, Inc.(b)	260	15,233
USA Truck Inc.(b)	2,950	72,452
		144,055
Total Common Stocks & Other Equity Interests (Cost $18,525,111)		19,987,022

Money Market Funds–10.16%
Liquid Assets Portfolio–Institutional Class(c)	1,153,232	1,153,232
Premier Portfolio–Institutional Class(c)	1,153,232	1,153,232
Total Money Market Funds (Cost $2,306,464)		2,306,464
TOTAL INVESTMENTS–98.22% (Cost $20,831,575)		22,293,486
OTHER ASSETS LESS LIABILITIES–1.78%		404,971
NET ASSETS–100.00%		$22,698,457

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Total Return Swap Agreements Outstanding
Reference Entity	Counterparty	Expiration Date	Floating Rate Index(1)	Notional Value	Unrealized Appreciation		Value of Reference Entities
Equity Securities — Short	Morgan Stanley & Co. LLC	04/24/17	Federal Funds floating rate	$(20,724,385)	$737,556	(2)	$(19,974,235)

(1)	The Fund receives or pays the total return on the short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Amount includes $(12,594) of dividends receivable short and financing fees payable from the Fund to the Counterparty.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco All Cap Market Neutral Fund

The following table represents the individual short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of April 30, 2015.

	Shares	Value
Equity Securities — Short
Agricultural Products
Darling Ingredients Inc.	(4,150)	$(56,689)

Airlines
Spirit Airlines Inc.	(3,900)	(267,033)

Apparel Retail
Aeropostale, Inc.	(4,050)	(12,515)
Men’s Wearhouse, Inc. (The)	(3,250)	(183,918)
		(196,433)

Application Software
Datawatch Corp.	(3,200)	(23,392)
Digital Turbine, Inc.	(7,300)	(26,499)
		(49,891)

Asset Management & Custody Banks
Financial Engines Inc.	(3,250)	(137,052)

Automobile Manufacturers
Tesla Motors, Inc.	(1,300)	(293,865)

Automotive Retail
CarMax, Inc.	(1,350)	(91,948)

Biotechnology
Advaxis, Inc.	(9,150)	(153,811)
Arrowhead Research Corp.	(13,200)	(91,080)
Biogen Inc.	(220)	(82,265)
CytRx Corp.	(15,300)	(67,167)
Exact Sciences Corp.	(12,650)	(264,385)
Fibrocell Science, Inc.	(10,050)	(33,668)
Galectin Therapeutics Inc.	(4,310)	(12,887)
Intercept Pharmaceuticals, Inc.	(1,150)	(290,731)
Keryx Biopharmaceuticals, Inc.	(19,000)	(202,540)
La Jolla Pharmaceutical Co.	(4,000)	(76,040)
Mirati Therapeutics, Inc. (Canada)	(5,450)	(151,455)
Navidea Biopharmaceuticals Inc.	(35,950)	(48,532)
NeoStem, Inc.	(12,550)	(36,144)
Northwest Biotherapeutics, Inc.	(15,350)	(120,651)
Ohr Pharmaceutical, Inc.	(7,000)	(19,670)
Ovascience Inc.	(9,400)	(232,603)
Raptor Pharmaceuticals Corp.	(15,750)	(159,390)
Seattle Genetics, Inc.	(8,350)	(286,739)
Synageva BioPharma Corp.	(1,950)	(179,322)
Synta Pharmaceuticals Corp.	(25,950)	(58,388)
Vanda Pharmaceuticals Inc.	(9,700)	(88,755)
		(2,656,223)

Brewers
Boston Beer Co., Inc. (The)–Class A	(680)	(168,504)

	Shares	Value
Casinos & Gaming
Wynn Resorts Ltd.	(1,900)	$(211,033)

Coal & Consumable Fuels
Solazyme Inc.	(19,850)	(76,423)

Communications Equipment
Ubiquiti Networks Inc.	(6,550)	(187,134)
ViaSat, Inc.	(2,950)	(177,354)
		(364,488)

Computer & Electronics Retail
Conn’s, Inc.	(2,200)	(61,534)

Construction & Engineering
MasTec, Inc.	(8,150)	(146,211)

Construction Materials
Martin Marietta Materials, Inc.	(2,250)	(320,962)

Consumer Electronics
Turtle Beach Corp.	(6,670)	(14,674)

Diversified Metals & Mining
Freeport-McMoRan Inc.	(3,350)	(77,955)

Diversified REIT’s
American Realty Capital Properties, Inc.	(33,950)	(306,568)

Electrical Components & Equipment
SolarCity Corp.	(5,000)	(300,250)

Electronic Components
InvenSense Inc.	(12,900)	(192,468)

Electronic Equipment & Instruments
CUI Global, Inc.	(6,600)	(36,366)

Fertilizers & Agricultural Chemicals
American Vanguard Corp.	(7,200)	(78,552)

Gold
Franco-Nevada Corp. (Canada)	(3,500)	(181,405)
Yamana Gold Inc. (Brazil)	(64,650)	(246,963)
		(428,368)

Health Care Equipment
CytoSorbents Corp.	(8,250)	(58,163)
GenMark Diagnostics Inc.	(5,950)	(57,120)
Rockwell Medical, Inc.	(11,700)	(113,607)
Tandem Diabetes Care, Inc.	(4,550)	(60,743)
Veracyte, Inc.	(5,400)	(49,410)
		(339,043)

Health Care Supplies
Cerus Corp.	(30,900)	(137,196)
STAAR Surgical Co.	(12,650)	(111,953)
TearLab Corp.	(7,410)	(19,192)
Unilife Corp.	(19,050)	(63,818)
		(332,159)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco All Cap Market Neutral Fund

	Shares	Value
Health Care Technology
athenahealth Inc.	(2,200)	$(269,852)

Homebuilding
KB Home	(8,300)	(120,267)
Standard Pacific Corp.	(20,750)	(168,075)
		(288,342)

Industrial Machinery
ARC Group Worldwide, Inc.	(6,200)	(43,090)
Chart Industries, Inc.	(3,100)	(125,705)
		(168,795)

Insurance Brokers
eHealth, Inc.	(5,550)	(68,043)

Internet Retail
Amazon.com, Inc.	(680)	(286,810)
zulily, inc.–Class A	(6,500)	(81,023)
		(367,833)

Internet Software & Services
ChannelAdvisor Corp.	(8,100)	(82,863)
Cornerstone OnDemand, Inc.	(1,450)	(41,513)
Dealertrack Technologies Inc.	(3,000)	(117,930)
Google Inc.–Class A	(40)	(21,951)
Millennial Media Inc.	(29,100)	(45,105)
Pandora Media Inc.	(16,800)	(299,712)
Yelp Inc.(b)	(6,000)	(236,340)
		(845,414)

Investment Banking & Brokerage
RCS Capital Corp.–Class A	(25,450)	(218,615)

Life Sciences Tools & Services
Accelerate Diagnostics, Inc.	(11,050)	(251,940)
NanoString Technologies, Inc.	(5,200)	(62,088)
		(314,028)

Mortgage REIT’s
Altisource Residential Corp.	(14,100)	(270,015)

Movies & Entertainment
Lions Gate Entertainment Corp.	(9,000)	(279,090)

Oil & Gas Drilling
Diamond Offshore Drilling, Inc.	(10,250)	(343,068)
Rowan Cos. PLC–Class A	(1,950)	(41,320)
		(384,388)

Oil & Gas Equipment & Services
CARBO Ceramics Inc.	(1,850)	(81,825)
McDermott International, Inc.	(43,900)	(230,475)
		(312,300)

Oil & Gas Exploration & Production
Antero Resources Corp.	(2,700)	(119,637)
Emerald Oil, Inc.	(23,970)	(15,341)

	Shares	Value
Oil & Gas Exploration & Production—(continued)
Laredo Petroleum Inc.	(21,200)	$(334,960)
Midstates Petroleum Co. Inc.	(21,700)	(24,955)
Miller Energy Resources Inc.	(9,800)	(7,106)
Oasis Petroleum Inc.	(14,050)	(252,057)
Ring Energy Inc.	(6,800)	(82,552)
Rosetta Resources, Inc.	(7,450)	(170,083)
Sanchez Energy Corp.	(21,100)	(309,959)
SM Energy Co.	(5,550)	(321,733)
Whiting Petroleum Corp.	(8,600)	(326,026)
		(1,964,409)

Oil & Gas Storage & Transportation
Enbridge Inc. (Canada)	(5,700)	(298,281)
GasLog Ltd. (Monaco)	(13,600)	(303,144)
Golar LNG Ltd. (Bermuda)	(8,650)	(311,357)
Scorpio Tankers Inc. (Monaco)	(29,900)	(279,266)
		(1,192,048)

Packaged Foods & Meats
Post Holdings Inc.	(5,250)	(246,435)

Personal Products
Elizabeth Arden, Inc.	(7,050)	(99,193)
Nu Skin Enterprises, Inc.–Class A	(4,950)	(279,922)
		(379,115)

Pharmaceuticals
Akorn, Inc.	(6,850)	(285,234)
Alimera Sciences Inc.	(12,750)	(55,590)
Ampio Pharmaceuticals, Inc.	(13,550)	(32,655)
Assembly Biosciences, Inc.	(5,900)	(78,588)
Omeros Corp.	(3,950)	(79,474)
TherapeuticsMD, Inc.	(38,650)	(250,452)
Theravance, Inc.	(11,700)	(190,125)
		(972,118)

Real Estate Development
Howard Hughes Corp.	(1,950)	(289,516)

Real Estate Services
Altisource Asset Management Corp.	(550)	(123,200)
Kennedy-Wilson Holdings Inc.	(8,000)	(198,240)
		(321,440)

Semiconductor Equipment
Rubicon Technology, Inc.	(7,700)	(29,568)
SunEdison, Inc.	(11,850)	(300,042)
		(329,610)

Semiconductors
Cree, Inc.	(7,800)	(247,104)
QuickLogic Corp.	(18,850)	(33,176)
SunPower Corp.	(700)	(22,533)
Synaptics Inc.	(3,550)	(300,756)
		(603,569)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco All Cap Market Neutral Fund

	Shares	Value
Specialty Chemicals
Senomyx, Inc.	(15,050)	$(87,140)
W.R. Grace & Co.	(2,100)	(203,112)
		(290,252)

Specialty Stores
Cabela’s Inc.	(5,150)	(271,611)

Steel
A.M. Castle & Co.	(7,400)	(29,008)
Carpenter Technology Corp.	(3,900)	(168,675)
		(197,683)

Systems Software
CommVault Systems, Inc.	(3,350)	(153,262)
FireEye, Inc.	(7,150)	(295,295)
NetSuite Inc.	(1,800)	(172,026)
		(620,583)

Technology Hardware, Storage & Peripherals
3D Systems Corp.	(8,300)	(208,247)
Nimble Storage, Inc.	(12,500)	(305,750)
Silicon Graphics International Corp.	(1,940)	(15,733)
Stratasys Ltd.	(5,250)	(196,613)
Violin Memory, Inc.	(32,150)	(109,632)
		(835,975)

Thrifts & Mortgage Finance
LendingTree, Inc.	(350)	(19,261)

Trading Companies & Distributors
MRC Global Inc.	(10,300)	(150,380)

Wireless Telecommunication Services
Sprint Corp.	(58,250)	(298,823)
Total Equity Securities – Short		$(19,974,235)

Portfolio Composition

By sector, based on Total Investments

as of April 30, 2015

	Portfolio	Equity Securities Short(a)	Total Investments
Health Care	11.7%	12.0%	23.7%
Information Technology	10.2	9.2	19.4
Energy	9.5	9.1	18.6
Consumer Discretionary	4.2	4.9	9.1
Financials	2.5	3.9	6.4
Industrials	3.7	2.6	6.3
Materials	2.8	2.8	5.6
Consumer Staples	2.1	2.0	4.1
Telecommunication Services	0.6	0.7	1.3
Money Market Funds	5.5	—	5.5
Total	52.8%	47.2%	100.0%

(a)	Represents the value of the equity securities underlying the equity short portfolio swap with Morgan Stanley & Co. LLC.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco All Cap Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $18,525,111)	$19,987,022
Investments in affiliated money market funds, at value and cost	2,306,464
Total investments, at value (Cost $20,831,575)	22,293,486
Receivable for:
Investments sold	1,313,969
Fund shares sold	20,057
Dividends	1,918
Fund expenses absorbed	42,582
Swaps receivables	10,763
Investment for trustee deferred compensation and retirement plans	3,673
Unrealized appreciation on swap agreements — OTC	737,556
Other assets	41,196
Total assets	24,465,200

Liabilities:
Payable for:
Investments purchased	1,616,693
Fund shares reacquired	63,260
Accrued fees to affiliates	4,502
Accrued trustees’ and officers’ fees and benefits	1,803
Accrued other operating expenses	76,812
Trustee deferred compensation and retirement plans	3,673
Total liabilities	1,766,743
Net assets applicable to shares outstanding	$22,698,457

Net assets consist of:
Shares of beneficial interest	$23,229,066
Undistributed net investment income (loss)	(439,154)
Undistributed net realized gain (loss)	(2,290,922)
Net unrealized appreciation	2,199,467
$22,698,457

Net Assets:
Class A	$8,759,851
Class C	$1,079,614
Class R	$278,887
Class Y	$11,466,134
Class R5	$512,519
Class R6	$601,452

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	857,611
Class C	106,750
Class R	27,399
Class Y	1,118,788
Class R5	50,001
Class R6	58,684
Class A:
Net asset value per share	$10.21
Maximum offering price per share
(Net asset value of $10.21 ÷ 94.50%)	$10.80
Class C:
Net asset value and offering price per share	$10.11
Class R:
Net asset value and offering price per share	$10.18
Class Y:
Net asset value and offering price per share	$10.25
Class R5:
Net asset value and offering price per share	$10.25
Class R6:
Net asset value and offering price per share	$10.25

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco All Cap Market Neutral Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,827)	$279,599
Dividends from affiliated money market funds	766
Interest	82,124
Total investment income	362,489

Expenses:
Advisory fees	190,237
Administrative services fees	24,794
Custodian fees	6,502
Distribution fees:
Class A	14,573
Class C	5,681
Class R	744
Dividends on short sales	89,368
Interest, facilities and maintenance fees	484,166
Transfer agent fees — A, C, R and Y	16,774
Transfer agent fees — R5	36
Transfer agent fees — R6	38
Trustees’ and officers’ fees and benefits	9,590
Other	86,767
Total expenses	929,270
Less: Fees waived and expenses reimbursed	(129,174)
Net expenses	800,096
Net investment income (loss)	(437,607)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(53,515)
Securities sold short	(1,859,307)
Swap agreements	10,231
(1,902,591)
Change in net unrealized appreciation (depreciation) of:
Investment securities	375,083
Securities sold short	(501,159)
Swap agreements	737,556
611,480
Net realized and unrealized gain (loss)	(1,291,111)
Net increase (decrease) in net assets resulting from operations	$(1,728,718)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco All Cap Market Neutral Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 17, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 17, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income (loss)	$(437,607)	$(315,332)
Net realized gain (loss)	(1,902,591)	(387,164)
Change in net unrealized appreciation	611,480	1,587,987
Net increase (decrease) in net assets resulting from operations	(1,728,718)	885,491

Share transactions–net:
Class A	(383,921)	9,349,083
Class C	295,755	848,820
Class R	258,429	38,619
Class Y	(2,197,559)	14,247,251
Class R5	(112,321)	604,228
Class R6	45,289	548,011
Net increase (decrease) in net assets resulting from share transactions	(2,094,328)	25,636,012
Net increase (decrease) in net assets	(3,823,046)	26,521,503

Net assets:
Beginning of period	26,521,503	—
End of period (includes undistributed net investment income (loss) of $(439,154) and $(1,547), respectively)	$22,698,457	$26,521,503

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco All Cap Market Neutral Fund

Statement of Cash Flows

For the six months ended April 30, 2015

(Unaudited)

Cash provided by (used in) operating activities:
Net increase (decrease) in net assets resulting from operations	$(1,728,718)

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(30,440,600)
Net cash activity from swap agreements	(737,556)
Proceeds from sales of investments	31,325,096
Decrease in receivables and other assets	23,877,651
Decrease in securities sold short	(24,302,923)
Decrease in accrued expenses and other payables	(28,034)
Net realized loss from investment securities	53,515
Net change in unrealized appreciation on investment securities	(375,083)
Net cash provided by (used in) operating activities	(2,356,652)

Cash provided by (used in) financing activities:
Proceeds from shares of beneficial interest sold	20,301,296
Disbursements from shares of beneficial interest reacquired	(22,462,183)
Net cash provided by (used in) financing activities	(2,160,887)
Net increase (decrease) in cash and cash equivalents	(4,517,539)
Cash at beginning of period	6,824,003
Cash at end of period	$2,306,464

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco All Cap Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual

13                         Invesco All Cap Market Neutral Fund

trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) and short stock rebate income are recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) and dividend expense on short sales are recorded on the ex-dividend date. Premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

14                         Invesco All Cap Market Neutral Fund

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Sold Short — The Fund may enter into short sales of securities which it concurrently holds (“covered”) or for which it holds no corresponding position (“not covered”). Securities sold short represent a liability of the Fund to acquire specific securities at prevailing market prices at a future date in order to satisfy the obligation to deliver the securities sold. The liability is recorded on the books of the Fund at the market value of the common stock determined each day in accordance with the Fund’s security valuations policy. The Fund will incur a loss if the price of the security increases between the date of short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. For positions not covered, there is no ceiling on the ultimate price paid for the securities to cover the short position and therefore, the loss could exceed the amount of proceeds received.

The Fund is required to segregate cash or securities as collateral in margin accounts with the broker at a level that is equal to the obligation to the broker who delivered such securities to the buyer on behalf of the Fund. The short stock rebate presented in the Statement of Operations represents the net income earned on short sale proceeds held on deposit with the broker and margin interest earned or incurred on short sale transactions. The Fund may also earn or incur margin interest on short sale transactions. Margin interest is the income earned (or expenses incurred) as a result of the market value of securities sold short being less than (or greater than) the proceeds received on the short sales.

J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

15                         Invesco All Cap Market Neutral Fund

L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $112,325 and reimbursed class level expenses of $6,684, $651, $171, $9,269, $36 and $38 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $3,789 in front-end sales commissions from the sale of Class A shares and $216 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16                         Invesco All Cap Market Neutral Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$22,293,486	$—	$—	$22,293,486
Swap Agreements*	—	737,556	—	737,556
Total Investments	$22,293,486	$737,556	$—	$23,031,042

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/ Derivative Type	Assets	Liabilities
Equity risk:
Swap agreements(a)	$737,556	$—

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements — OTC.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Swap Agreements
Realized Gain:
Equity risk	$10,231
Change in Unrealized Appreciation:
Equity risk	737,556
Total	$747,787

The table below summarizes the one month average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$20,724,385

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

17                         Invesco All Cap Market Neutral Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015:

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$748,319	$—	$748,319	$—	$—	$748,319

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014 as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$193,580	$—	$193,580

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $26,711,000 and $31,538,843, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$2,102,794
Aggregate unrealized (depreciation) of investment securities	(784,076)
Net unrealized appreciation of investment securities	$1,318,718

Cost of investments for tax purposes is $20,974,768.

18                         Invesco All Cap Market Neutral Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 17, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	644,948	$7,035,673	951,991	$9,785,091
Class C	89,455	963,509	130,154	1,361,251
Class R	26,398	287,415	3,713	38,619
Class Y	1,071,151	11,771,438	1,373,449	14,321,343
Class R5	—	—	60,560	606,027
Class R6	7,482	81,021	54,496	548,011

Reacquired:
Class A	(697,740)	(7,419,594)	(41,588)	(436,008)
Class C	(63,304)	(667,754)	(49,555)	(512,431)
Class R	(2,712)	(28,986)	—	—
Class Y	(1,318,755)	(13,968,997)	(7,057)	(74,092)
Class R5	(10,386)	(112,321)	(173)	(1,799)
Class R6	(3,294)	(35,732)	—	—
Net increase (decrease) in share activity	(256,757)	$(2,094,328)	2,475,990	$25,636,012

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 30% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 45% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

19                         Invesco All Cap Market Neutral Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (including interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense and dividends on short sales expense) without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Ratio of interest expense and dividends on short sales to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.70	$(0.16)	$(0.33)	$(0.49)	$10.21	(4.58)%	$8,760	5.37	%(d)	6.22	%(d)	1.60	%(d)	2.45	%(d)	(2.99	)%(d)	3.77%		99%
Year ended 10/31/14(e)	10.00	(0.27)	0.97	0.70	10.70	7.00	9,742	4.53	(f)	7.28	(f)	1.60	(f)	4.35	(f)	(3.03	)(f)	2.93	(f)	105
Class C
Six months ended 04/30/15	10.63	(0.20)	(0.32)	(0.52)	10.11	(4.89)	1,080	6.12	(d)	6.97	(d)	2.35	(d)	3.20	(d)	(3.74	)(d)	3.77		99
Year ended 10/31/14(e)	10.00	(0.34)	0.97	0.63	10.63	6.30	857	5.28	(f)	8.03	(f)	2.35	(f)	5.10	(f)	(3.78	)(f)	2.93	(f)	105
Class R
Six months ended 04/30/15	10.68	(0.17)	(0.33)	(0.50)	10.18	(4.68)	279	5.62	(d)	6.47	(d)	1.85	(d)	2.70	(d)	(3.24	)(d)	3.77		99
Year ended 10/31/14(e)	10.00	(0.29)	0.97	0.68	10.68	6.80	40	4.78	(f)	7.53	(f)	1.85	(f)	4.60	(f)	(3.28	)(f)	2.93	(f)	105
Class Y
Six months ended 04/30/15	10.72	(0.15)	(0.32)	(0.47)	10.25	(4.38)	11,466	5.12	(d)	5.97	(d)	1.35	(d)	2.20	(d)	(2.74	)(d)	3.77		99
Year ended 10/31/14(e)	10.00	(0.25)	0.97	0.72	10.72	7.20	14,651	4.28	(f)	7.03	(f)	1.35	(f)	4.10	(f)	(2.78	)(f)	2.93	(f)	105
Class R5
Six months ended 04/30/15	10.72	(0.15)	(0.32)	(0.47)	10.25	(4.38)	513	5.12	(d)	5.87	(d)	1.35	(d)	2.10	(d)	(2.74	)(d)	3.77		99
Year ended 10/31/14(e)	10.00	(0.25)	0.97	0.72	10.72	7.20	648	4.28	(f)	7.00	(f)	1.35	(f)	4.07	(f)	(2.78	)(f)	2.93	(f)	105
Class R6
Six months ended 04/30/15	10.72	(0.15)	(0.32)	(0.47)	10.25	(4.38)	601	5.12	(d)	5.87	(d)	1.35	(d)	2.10	(d)	(2.74	)(d)	3.77		99
Year ended 10/31/14(e)	10.00	(0.25)	0.97	0.72	10.72	7.20	584	4.28	(f)	6.99	(f)	1.35	(f)	4.06	(f)	(2.78	)(f)	2.93	(f)	105

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,755, $1,146, $300, $16,300, $577 and $612 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 17, 2013.
(f)	Annualized.

20                         Invesco All Cap Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$954.20	$26.02	$998.17	$26.60	5.37%
C	1,000.00	950.20	29.59	994.45	30.26	6.12
R	1,000.00	953.20	27.22	996.93	27.83	5.62
Y	1,000.00	956.20	24.83	999.40	25.38	5.12
R5	1,000.00	956.20	24.83	999.40	25.38	5.12
R6	1,000.00	956.20	24.83	999.40	25.38	5.12

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

21                         Invesco All Cap Market Neutral Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s
Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	ACMN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Balanced-Risk Allocation Fund
Nasdaq:
A: ABRZX ¡ B: ABRBX ¡ C: ABRCX ¡ R: ABRRX ¡ Y: ABRYX ¡ R5: ABRIX ¡ R6: ALLFX

2 Fund Performance
4 Letters to Shareholders
5 Consolidated Schedule of Investments
8 Consolidated Financial Statements
10 Notes to Consolidated Financial Statements
19 Consolidated Financial Highlights
20 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.12%
Class B Shares	3.72
Class C Shares	3.80
Class R Shares	3.97
Class Y Shares	4.22
Class R5 Shares	4.23
Class R6 Shares	4.26
S&P 500 Index‚ (Broad Market Index)	4.40
Custom Balanced-Risk Allocation Broad Index■ (Style-Specific Index)	3.57
Custom Balanced-Risk Allocation Style Index■ (Style-Specific Index)	3.95
Lipper Alternative Global Macro Funds Index¿ (Peer Group Index)*	2.34

Source(s): ‚FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.

*The Fund’s former peer group index, the Lipper Global Flexible Portfolio Funds Index, has been discontinued. The Fund’s new peer group index is the Lipper Alternative Global Macro Funds Index.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.
The Custom Balanced-Risk Allocation Broad Index consists of 60% S&P 500 Index and 40% Barclays U.S. Aggregate Index.

The Custom Balanced-Risk Allocation Style Index consists of 60% MSCI World Index and 40% Barclays U.S. Aggregate Index. Effective December 1, 2009, the fixed income component of the Custom Balanced-Risk Allocation Style Index changed from the JP Morgan GBI Global (Traded) Index to the Barclays U.S. Aggregate Index.

The Lipper Alternative Global Macro Funds Index is an unmanaged index considered representative of alternative global macro funds tracked by Lipper.

The Lipper Global Flexible Portfolio Funds Index is an equally weighted representation of the largest funds in the Lipper Global Flexible Portfolio Funds classification. These funds allocate their investments across various asset classes, including both domestic and foreign stocks, bonds and money market instruments, with a focus on total return.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The JP Morgan GBI Global (Traded) Index is a total return, market capitalization weighted index, rebalanced monthly, consisting of the following countries: Australia, Germany, Spain, Belgium, Italy, Sweden, Canada, Japan, the United Kingdom, Denmark, the Netherlands and the United States.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Balanced-Risk Allocation Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	8.30%
5 Years	6.91
1 Year	0.86

Class B Shares
Inception (6/2/09)	8.41%
5 Years	7.01
1 Year	1.00

Class C Shares
Inception (6/2/09)	8.52%
5 Years	7.32
1 Year	4.95

Class R Shares
Inception (6/2/09)	9.05%
5 Years	7.85
1 Year	6.41

Class Y Shares
Inception (6/2/09)	9.61%
5 Years	8.40
1 Year	6.95

Class R5 Shares
Inception (6/2/09)	9.62%
5 Years	8.41
1 Year	6.97

Class R6 Shares
Inception	9.51%
1 Year	8.32
5 Years	7.08

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/2/09)	8.38%
5 Years	7.35
1 Year	1.64

Class B Shares
Inception (6/2/09)	8.48%
5 Years	7.46
1 Year	1.69

Class C Shares
Inception (6/2/09)	8.60%
5 Years	7.76
1 Year	5.67

Class R Shares
Inception (6/2/09)	9.13%
5 Years	8.29
1 Year	7.22

Class Y Shares
Inception (6/2/09)	9.71%
5 Years	8.87
1 Year	7.74

Class R5 Shares
Inception (6/2/09)	9.72%
5 Years	8.88
1 Year	7.76

Class R6 Shares
Inception	9.60%
1 Year	8.77
5 Years	7.88

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.25%, 2.00%, 2.00%, 1.50%, 1.00%, 0.98% and 0.88%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 2.04%, 1.54%, 1.04%, 1.02% and 0.92%, respectively.1 The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The

CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expensese currently or in the past, returns would have been lower. See current prospectus for more information.

1	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.05% for Invesco Balanced-Risk Allocation Fund.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3	Invesco Balanced-Risk Allocation Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Balanced-Risk Allocation Fund

Consolidated Schedule of Investments

April 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–32.81%
U.S. Treasury Bills–13.92%(a)
U.S. Treasury Bills	0.07%	06/04/15	$173,050,000	$173,049,990
U.S. Treasury Bills	0.10%	06/11/15	180,550,000	180,549,986
U.S. Treasury Bills	0.11%	06/18/15	65,830,000	65,829,994
U.S. Treasury Bills	0.08%	07/09/15	118,400,000	118,399,984
U.S. Treasury Bills	0.08%	07/16/15	215,100,000	215,099,968
U.S. Treasury Bills	0.07%	07/23/15	270,760,000	270,756,835
U.S. Treasury Bills	0.07%	07/30/15	233,180,000	233,179,960
				1,256,866,717

U.S. Treasury Notes–18.89%
U.S. Treasury Notes(b)	0.06%	01/31/16	541,980,000	541,964,459
U.S. Treasury Notes(b)(c)	0.08%	04/30/16	559,766,000	559,834,482
U.S. Treasury Notes(b)	0.09%	07/31/16	603,420,000	603,468,334
				1,705,267,275
Total U.S. Treasury Securities (Cost $2,962,089,190)				2,962,133,992

		Expiration Date
Commodity-Linked Securities–2.04%
Canadian Imperial Bank of Commerce EMTN, U.S. Federal Funds Effective Rate minus 0.04% (linked to the CIBC Custom 2 Agriculture Commodity Index, multiplied by 2)(d)		09/28/15	83,000,000	63,598,385
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(d)		09/17/15	71,000,000	54,183,145
Cargill, Inc. Commodity Linked Notes, one month LIBOR rate minus 0.10% (linked to the Monthly Rebalance Commodity Excess Return Index, multiplied by 2)(d)		10/07/15	83,800,000	66,118,034
Total Commodity-Linked Securities (Cost $237,800,000)				183,899,564

			Shares
Money Market Funds–58.44%
Liquid Assets Portfolio–Institutional Class(e)			634,329,301	634,329,301
Premier Portfolio–Institutional Class(e)			634,329,301	634,329,301
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(e)			1,008,873,954	1,008,873,954
Treasury Portfolio–Institutional Class(e)			2,999,504,975	2,999,504,975
Total Money Market Funds (Cost $5,277,037,531)				5,277,037,531
TOTAL INVESTMENTS–93.28% (Cost $8,476,926,721)				8,423,071,087
OTHER ASSETS LESS LIABILITIES–6.72%				606,429,413
NET ASSETS–100.00%				$9,029,500,500

Open Futures Contracts at Period-End(f)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Long	1,455	October-2015	$100,220,400	$10,928,111
Gasoline Reformulated Blendstock Oxygenate Blending	Long	1,715	June-2015	147,308,553	8,702,800
Silver	Long	3,110	July-2015	251,179,150	3,735,061
WTI Crude	Long	1,040	October-2015	64,698,400	7,275,650
Subtotal — Commodity Risk					$30,641,622

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Allocation Fund

Open Futures Contracts at Period-End(f)
Futures Contracts (continued)	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australian 10 Year Bonds	Long		15,700	June-2015	$1,605,440,995	$(6,662,697)
Canada 10 Year Bonds	Long		12,270	June-2015	1,426,245,109	(22,019,796)
Euro Bonds	Long		2,990	June-2015	526,115,706	(586,498)
Japan 10 Year Bonds	Long		1,030	June-2015	1,275,768,007	5,675,151
Long Gilt	Long		8,390	June-2015	1,521,325,241	(5,225,872)
U.S. Treasury 20 Year Bonds	Long		5,570	June-2015	888,937,188	(12,606,860)
Subtotal — Interest Rate Risk						$(41,426,572)

Dow Jones EURO STOXX 50 Index	Long		16,650	June-2015	$667,083,449	$(5,652,349)
E-Mini S&P 500 Index	Long		4,250	June-2015	441,766,250	7,220,933
FTSE 100 Index	Long		6,640	June-2015	706,277,405	21,027,555
Hang Seng Index	Long		2,910	May-2015	527,614,670	(1,132,386)
Russell 2000 Index Mini	Long		4,030	June-2015	490,209,200	(3,415,050)
Tokyo Stock Price Index	Long		5,030	June-2015	669,192,211	27,627,890
Subtotal — Equity Risk						$45,676,593
Total Future Contracts						$34,891,643

Open Over-The-Counter Total Return Swap Agreements at Period-End
Long Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Barclays Bank PLC	380,500	May-2015	$184,831,147	$11,831,000
Receive a return equal to CIBC Dynamic Roll LME Copper Excess Return Index and pay the product of (i) 0.30% of the Notional value multiplied by (ii) days in the period divided by 365	Long	Canadian Imperial Bank Commerce	2,435,000	April-2016	185,866,959	10,935,585
Receive a return equal to Single Commodity Index Excess Return and pay the product of (i) 0.12% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Cargill, Inc.	33,000	January-2016	27,930,018	0
Receive a return equal to S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	J.P. Morgan Chase Bank, N.A.	1,260,000	April-2016	125,368,614	(475,145)
Receive a return equal to MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	222,500	May-2015	139,036,979	0
Receive a return equal to Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Merrill Lynch International	1,003,000	June-2015	155,811,235	0
Receive a return equal to S&P GSCI Aluminum Dynamic Roll Index Excess Return and pay the product of (i) 0.38% of the Notional Value multiplied by (ii) days in the period divided by 365	Long	Morgan Stanley Capital Services LLC	445,000	October-2015	46,831,133	2,736,083
Subtotal — Commodity Risk						$25,027,523
Receive a return equal to the LIFFE Long Gilt Futures multiplied by 0.01% of the Notional Value	Long	Goldman Sachs International	760	June-2015	137,807,769	(377,216)
Subtotal — Interest Rate Risk						$(377,216)
Receive a return equal to Hang Seng Index Futures multiplied by the Notional Value	Long	Goldman Sachs International	970	May-2015	175,871,557	$(285,745)
Subtotal — Equity Risk						$(285,745)
Total Swap Agreements						$24,364,562

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Allocation Fund

Investment Abbreviations:

EMTN	– Euro Medium Term Notes
LIBOR	– London Interbank Offered Rate
LIFFE	– London International Financial Futures and Options Exchange

Index Information:

CIBC Custom 2 Agriculture Commodity Index	- a commodity index composed of futures contracts on sugar, soybeans, soybean meal and cotton.
Monthly Rebalance Commodity Excess Return Index	- a commodity index composed of futures contracts on soybean meal, soybeans, sugar No. 11 and cotton No. 2.
Barclays Commodity Strategy 1452 Excess Return Index	– a commodity index that provide exposure to future contracts on copper.
Single Commodity Excess Return Index	– a commodity index composed of future contracts on gold.

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(c)	All or a portion of the value was designated as collateral to cover margin requirements for swap agreements. See Note 1L.
(d)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $184,899,564, which represented 2.04% of the Fund’s Net Assets.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	Futures collateralized by $609,220,000 cash held with Merrill Lynch, the futures commission merchant.

Target Risk Allocation and Notional Asset Weights†

By asset class

Asset Class	Risk Allocation*	% of Total Net Assets as of 04/30/15**
Equities	44.1%	39.3%
Fixed Income	36.7	81.0
Commodities	19.2	20.1

†	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
*	Based on the expected market exposure.
**	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $3,199,889,190)	$3,146,033,556
Investments in affiliated money market funds, at value and cost	5,277,037,531
Total investments, at value (Cost $8,476,926,721)	8,423,071,087
Receivable for:
Deposits with brokers for open futures contracts	609,220,000
Fund shares sold	20,949,682
Dividends and interest	140,460
Swaps receivables	6,500,493
Investment for trustee deferred compensation and retirement plans	574,731
Unrealized appreciation on swap agreements — OTC	25,502,668
Other assets	192,474
Total assets	9,086,151,595

Liabilities:
Payable for:
Fund shares reacquired	13,968,436
Swaps payable	250,700
Variation margin — futures	35,465,856
Accrued fees to affiliates	4,384,695
Accrued trustees’ and officers’ fees and benefits	11,304
Accrued other operating expenses	759,002
Trustee deferred compensation and retirement plans	672,996
Unrealized depreciation on swap agreements — OTC	1,138,106
Total liabilities	56,651,095
Net assets applicable to shares outstanding	$9,029,500,500

Net assets consist of:
Shares of beneficial interest	$8,585,607,143
Undistributed net investment income (loss)	(53,215,264)
Undistributed net realized gain	491,708,050
Net unrealized appreciation	5,400,571
$9,029,500,500

Net Assets:
Class A	$2,876,247,387
Class B	$17,240,640
Class C	$1,865,242,776
Class R	$29,742,571
Class Y	$3,587,759,839
Class R5	$185,620,822
Class R6	$467,646,465

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	241,057,244
Class B	1,495,733
Class C	161,827,814
Class R	2,524,104
Class Y	297,475,248
Class R5	15,385,149
Class R6	38,729,803
Class A:
Net asset value per share	$11.93
Maximum offering price per share
(Net asset value of $11.93 ÷ 94.50%)	$12.62
Class B:
Net asset value and offering price per share	$11.53
Class C:
Net asset value and offering price per share	$11.53
Class R:
Net asset value and offering price per share	$11.78
Class Y:
Net asset value and offering price per share	$12.06
Class R5:
Net asset value and offering price per share	$12.06
Class R6:
Net asset value and offering price per share	$12.07

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$638,092
Interest	1,099,115
Total investment income	1,737,207

Expenses:
Advisory fees	37,833,831
Administrative services fees	372,117
Custodian fees	165,231
Distribution fees:
Class A	3,543,267
Class B	95,638
Class C	9,311,312
Class R	71,706
Transfer agent fees — A, B, C, R and Y	4,863,609
Transfer agent fees — R5	78,744
Transfer agent fees — R6	2,255
Trustees’ and officers’ fees and benefits	84,179
Other	1,136,179
Total expenses	57,558,068
Less: Fees waived and expense offset arrangement(s)	(2,183,716)
Net expenses	55,374,352
Net investment income (loss)	(53,637,145)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(10,349,666)
Foreign currencies	(1,345,874)
Futures contracts	508,866,447
Swap agreements	(43,105,698)
454,065,209
Change in net unrealized appreciation (depreciation) of:
Investment securities	(53,079,501)
Futures contracts	(10,721,609)
Swap agreements	20,221,935
(43,579,175)
Net realized and unrealized gain	410,486,034
Net increase in net assets resulting from operations	$356,848,889

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Balanced-Risk Allocation Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(53,637,145)	$(121,312,189)
Net realized gain	454,065,209	758,417,753
Change in net unrealized appreciation (depreciation)	(43,579,175)	(337,108,788)
Net increase in net assets resulting from operations	356,848,889	299,996,776

Distributions to shareholders from net investment income:
Class A	(56,654,917)	—
Class B	(243,139)	—
Class C	(22,928,504)	—
Class R	(492,454)	—
Class Y	(81,503,225)	—
Class R5	(4,180,438)	—
Class R6	(11,328,824)	—
Total distributions from net investment income	(177,331,501)	—

Distributions to shareholders from net realized gains:
Class A	(152,019,025)	(283,367,752)
Class B	(1,108,269)	(2,208,248)
Class C	(104,512,062)	(178,493,603)
Class R	(1,529,651)	(2,094,860)
Class Y	(191,523,927)	(320,352,034)
Class R5	(9,729,719)	(13,942,287)
Class R6	(25,148,843)	(37,054,031)
Total distributions from net realized gains	(485,571,496)	(837,512,815)

Share transactions–net:
Class A	31,900,512	(1,118,220,825)
Class B	(2,981,612)	(8,976,629)
Class C	(5,778,954)	(491,595,208)
Class R	2,471,368	(557,151)
Class Y	15,900,812	(938,385,675)
Class R5	4,913,808	(12,756,282)
Class R6	3,527,675	(22,311,912)
Net increase (decrease) in net assets resulting from share transactions	49,953,609	(2,592,803,682)
Net increase (decrease) in net assets	(256,100,499)	(3,130,319,721)

Net assets:
Beginning of period	9,285,600,999	12,415,920,720
End of period (includes undistributed net investment income (loss) of $(53,215,264) and $177,753,382, respectively)	$9,029,500,500	$9,285,600,999

Notes to Consolidated Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Allocation Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

10                         Invesco Balanced-Risk Allocation Fund

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund I Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return with a low to moderate correlation to traditional financial market indices.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

11                         Invesco Balanced-Risk Allocation Fund

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

12                         Invesco Balanced-Risk Allocation Fund

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

13                         Invesco Balanced-Risk Allocation Fund

M.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.95%
Next $250 million	0.925%
Next $500 million	0.90%
Next $1.5 billion	0.875%
Next $2.5 billion	0.85%
Next $2.5 billion	0.825%
Next $2.5 billion	0.80%
Over $10 billion	0.775%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.85%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $2,178,149.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C

14                         Invesco Balanced-Risk Allocation Fund

shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $492,269 in front-end sales commissions from the sale of Class A shares and $29,508, $4,928 and $64,373 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$5,277,037,531	$—	$—	$5,277,037,531
U.S. Treasury Securities	—	2,962,133,992	—	2,962,133,992
Commodity-Linked Securities	—	183,899,564	—	183,899,564
	5,277,037,531	3,146,033,556	—	8,423,071,087
Futures Contracts*	34,891,643	—	—	34,891,643
Swap Agreements*	—	24,364,562	—	24,364,562
Total Investments	$5,311,929,174	$3,170,398,118	$—	$8,482,327,292

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$30,641,622	$—
Swap agreements(b)	25,502,668	(475,145)
Interest rate risk:		)
Futures contracts(a)	5,675,151	(47,101,723
Swap agreements(b)	—	(377,216)
Equity risk:
Futures contracts(a)	55,876,378	(10,199,785)
Swap agreements(b)	—	(284,745)
Total	$117,695,819	$(58,438,614)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements — OTC and Unrealized depreciation on swap agreements — OTC.

15                         Invesco Balanced-Risk Allocation Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$(225,013,678)	$(79,008,907)
Interest rate risk	466,254,159	14,866,834
Equity risk	267,625,966	21,036,375
Change in Unrealized Appreciation (Depreciation):
Commodity risk	97,043,398	26,222,933
Interest rate risk	(162,021,739)	(4,311,881)
Equity risk	54,256,732	(1,689,117)
Total	$498,144,838	$(22,883,763)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$11,198,538,741	$1,307,609,381

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received		Net Amount(a)
Counterparty				Financial Instruments	Cash
Subsidiary
Barclays Bank PLC	$11,831,000	$(26,737)	$11,804,263	$(876,009)	$—	$10,928,254
Canadian Imperial Bank of Commerce	10,935,585	(27,498)	10,908,087	(859,009)	—	10,049,078
Merrill Lynch International	6,500,493	(152,663)	6,347,830	(406,524)	—	5,941,306
Morgan Stanley Capital Services, LLC	2,736,083	(7,314)	2,728,769	(1,503,691)	—	1,225,078
Total	$32,003,161	$(214,212)	$31,788,949	$(3,645,233)	$—	$28,143,716

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged		Net Amount(a)
Counterparty				Financial Instruments	Cash
Fund
Goldman Sachs International	$662,961	$—	$662,961	$—	$—	$662,961

Subsidiary
Barclays Bank, PLC	26,737	(26,737)	—	—	—	—
Canadian Imperial Bank of Commerce	27,498	(27,498)	—	—	—	—
Cargill, Inc.	21,743	—	21,743	—	—	21,743
Goldman Sachs International	11,962	—	11,962	—	—	11,962
J.P. Morgan Securities Inc.	477,928	—	477,928	(477,928)	—	—
Merrill Lynch International	152,663	(152,663)	—	—	—	—
Morgan Stanley Capital Services, LLC	7,314	(7,314)	—	—	—	—
Subtotal-Subsidiary	725,845	(214,212)	511,633	(477,928)	—	33,705
Total	$1,388,806	$(214,212)	$1,174,594	$(477,928)	$—	$696,666

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.

16                         Invesco Balanced-Risk Allocation Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $5,567.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $0 and $25,144,347, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$207,235
Aggregate unrealized (depreciation) of investment securities	(54,063,677)
Net unrealized appreciation (depreciation) of investment securities	$(53,856,442)

Cost of investments for tax purposes is $8,476,927,529.

17                         Invesco Balanced-Risk Allocation Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	27,409,528	$325,471,685	51,806,417	$632,415,865
Class B	43,009	490,853	140,674	1,658,625
Class C	13,019,960	149,543,957	21,791,794	258,168,002
Class R	358,782	4,217,036	662,774	7,969,161
Class Y	55,707,194	665,855,280	121,129,080	1,500,251,125
Class R5	1,132,957	13,502,525	2,925,655	35,680,316
Class R6	2,743,940	32,873,537	2,635,178	32,603,862

Issued as reinvestment of dividends:
Class A	16,242,453	186,300,937	21,748,196	252,496,557
Class B	115,320	1,281,200	185,614	2,090,018
Class C	10,454,377	116,148,130	14,422,261	162,394,677
Class R	176,446	2,000,904	181,423	2,082,729
Class Y	15,160,636	175,560,162	17,088,467	200,276,835
Class R5	1,161,565	13,462,539	1,112,677	13,040,575
Class R6	3,133,557	36,317,925	3,157,016	37,031,793

Automatic conversion of Class B shares to Class A shares:
Class A	222,845	2,657,407	443,300	5,425,537
Class B	(230,476)	(2,657,407)	(458,284)	(5,425,537)

Reacquired:
Class A	(40,543,908)	(482,529,517)	(164,742,314)	(2,008,558,784)
Class B	(182,256)	(2,096,258)	(621,650)	(7,299,735)
Class C	(23,661,046)	(271,471,041)	(77,686,916)	(912,157,887)
Class R	(319,668)	(3,746,572)	(885,517)	(10,609,041)
Class Y	(69,210,168)	(825,514,630)	(215,629,161)	(2,638,913,635)
Class R5	(1,851,338)	(22,051,256)	(5,001,408)	(61,477,173)
Class R6	(5,506,846)	(65,663,787)	(7,536,409)	(91,947,567)
Net increase (decrease) in share activity	5,576,863	$49,953,609	(213,131,133)	$(2,592,803,682)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 30% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

18                         Invesco Balanced-Risk Allocation Fund

NOTE 11—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$12.36	$(0.07)	$0.55	$0.48	$(0.25)	$(0.66)	$(0.91)	$11.93	4.12%	$2,876,247	1.20	%(d)	1.25	%(d)	(1.17	)%(d)	0%
Year ended 10/31/14	12.88	(0.14)	0.53	0.39	—	(0.91)	(0.91)	12.36	3.52	2,938,957	1.20		1.24		(1.16)		72
Year ended 10/31/13	12.88	(0.14)	0.78	0.64	(0.29)	(0.35)	(0.64)	12.88	5.15	4,229,859	1.14		1.21		(1.07)		0
Year ended 10/31/12	12.01	(0.13)	1.46	1.33	(0.34)	(0.12)	(0.46)	12.88	11.39	3,600,577	1.10		1.22		(1.00)		282
Year ended 10/31/11	11.68	(0.11)	1.11	1.00	(0.47)	(0.20)	(0.67)	12.01	9.13	1,001,088	1.04		1.31		(0.95)		163	(e)
Year ended 10/31/10	10.72	(0.10)	1.61	1.51	(0.21)	(0.34)	(0.55)	11.68	14.76	207,600	1.04		1.42		(0.93)		33	(e)
Class B
Six months ended 04/30/15	11.92	(0.11)	0.52	0.41	(0.14)	(0.66)	(0.80)	11.53	3.72	17,241	1.95	(d)	2.00	(d)	(1.92	)(d)	0
Year ended 10/31/14	12.53	(0.23)	0.53	0.30	—	(0.91)	(0.91)	11.92	2.85	20,853	1.95		1.99		(1.91)		72
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	31,381	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.81	(0.21)	1.42	1.21	(0.31)	(0.12)	(0.43)	12.59	10.52	32,246	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.09	0.90	(0.45)	(0.20)	(0.65)	11.81	8.30	17,722	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	9,707	1.79		2.17		(1.68)		33	(e)
Class C
Six months ended 04/30/15	11.91	(0.11)	0.53	0.42	(0.14)	(0.66)	(0.80)	11.53	3.80	1,865,243	1.95	(d)	2.00	(d)	(1.92	)(d)	0
Year ended 10/31/14	12.53	(0.23)	0.52	0.29	—	(0.91)	(0.91)	11.91	2.77	1,930,318	1.95		1.99		(1.91)		72
Year ended 10/31/13	12.59	(0.22)	0.75	0.53	(0.24)	(0.35)	(0.59)	12.53	4.34	2,550,094	1.89		1.96		(1.82)		0
Year ended 10/31/12	11.80	(0.21)	1.43	1.22	(0.31)	(0.12)	(0.43)	12.59	10.61	1,898,066	1.85		1.97		(1.75)		282
Year ended 10/31/11	11.56	(0.19)	1.08	0.89	(0.45)	(0.20)	(0.65)	11.80	8.21	383,786	1.79		2.06		(1.70)		163	(e)
Year ended 10/31/10	10.68	(0.19)	1.61	1.42	(0.20)	(0.34)	(0.54)	11.56	13.95	58,377	1.79		2.17		(1.68)		33	(e)
Class R
Six months ended 04/30/15	12.20	(0.08)	0.53	0.45	(0.21)	(0.66)	(0.87)	11.78	3.97	29,743	1.45	(d)	1.50	(d)	(1.42	)(d)	0
Year ended 10/31/14	12.75	(0.17)	0.53	0.36	—	(0.91)	(0.91)	12.20	3.30	28,166	1.45		1.49		(1.41)		72
Year ended 10/31/13	12.77	(0.17)	0.77	0.60	(0.27)	(0.35)	(0.62)	12.75	4.89	29,964	1.39		1.46		(1.32)		0
Year ended 10/31/12	11.93	(0.15)	1.44	1.29	(0.33)	(0.12)	(0.45)	12.77	11.12	15,605	1.35		1.47		(1.25)		282
Year ended 10/31/11	11.63	(0.14)	1.10	0.96	(0.46)	(0.20)	(0.66)	11.93	8.84	2,956	1.29		1.56		(1.20)		163	(e)
Year ended 10/31/10	10.71	(0.13)	1.60	1.47	(0.21)	(0.34)	(0.55)	11.63	14.36	597	1.29		1.67		(1.18)		33	(e)
Class Y
Six months ended 04/30/15	12.51	(0.05)	0.54	0.49	(0.28)	(0.66)	(0.94)	12.06	4.22	3,587,760	0.95	(d)	1.00	(d)	(0.92	)(d)	0
Year ended 10/31/14	12.99	(0.11)	0.54	0.43	—	(0.91)	(0.91)	12.51	3.81	3,699,738	0.95		0.99		(0.91)		72
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.42	4,846,950	0.89		0.96		(0.82)		0
Year ended 10/31/12	12.07	(0.10)	1.47	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	3,901,165	0.85		0.97		(0.75)		282
Year ended 10/31/11	11.71	(0.08)	1.11	1.03	(0.47)	(0.20)	(0.67)	12.07	9.45	553,001	0.79		1.06		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.61	1.53	(0.21)	(0.34)	(0.55)	11.71	14.97	64,428	0.79		1.17		(0.68)		33	(e)
Class R5
Six months ended 04/30/15	12.51	(0.05)	0.54	0.49	(0.28)	(0.66)	(0.94)	12.06	4.23	185,621	0.92	(d)	0.97	(d)	(0.89	)(d)	0
Year ended 10/31/14	12.99	(0.11)	0.54	0.43	—	(0.91)	(0.91)	12.51	3.81	186,943	0.93		0.97		(0.89)		72
Year ended 10/31/13	12.97	(0.10)	0.78	0.68	(0.31)	(0.35)	(0.66)	12.99	5.45	206,573	0.86		0.93		(0.79)		0
Year ended 10/31/12	12.07	(0.08)	1.45	1.37	(0.35)	(0.12)	(0.47)	12.97	11.69	164,371	0.79		0.90		(0.69)		282
Year ended 10/31/11	11.72	(0.08)	1.11	1.03	(0.48)	(0.20)	(0.68)	12.07	9.36	449,380	0.79		0.97		(0.70)		163	(e)
Year ended 10/31/10	10.73	(0.08)	1.62	1.54	(0.21)	(0.34)	(0.55)	11.72	15.06	467,441	0.79		1.04		(0.68)		33	(e)
Class R6
Six months ended 04/30/15	12.53	(0.05)	0.55	0.50	(0.30)	(0.66)	(0.96)	12.07	4.26	467,646	0.84	(d)	0.89	(d)	(0.81	)(d)	0
Year ended 10/31/14	12.99	(0.10)	0.55	0.45	—	(0.91)	(0.91)	12.53	3.97	480,626	0.83		0.87		(0.79)		72
Year ended 10/31/13	12.97	(0.09)	0.77	0.68	(0.31)	(0.35)	(0.66)	12.99	5.48	521,099	0.79		0.86		(0.72)		0
Year ended 10/31/12(f)	13.13	(0.01)	(0.15)	(0.16)	—	—	—	12.97	(3.14)	554,557	0.76	(g)	0.85	(g)	(0.66	)(g)	282

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,858,104, $19,286, $1,877,695, $28,920, $3,567,616, $184,468 and $477,315 for Class A, Class B, Class C, Class R, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Subsequent to issuance of its October 31, 2011 financial statements, the Fund revised the calculation of portfolio turnover as reflected in the financial highlights above.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

19                         Invesco Balanced-Risk Allocation Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014, through April 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,041.20	$6.07	$1,018.84	$6.01	1.20%
B	1,000.00	1,037.20	9.85	1,015.12	9.74	1.95
C	1,000.00	1,038.00	9.85	1,015.12	9.74	1.95
R	1,000.00	1,039.70	7.33	1,017.60	7.25	1.45
Y	1,000.00	1,042.20	4.81	1,020.08	4.76	0.95
R5	1,000.00	1,042.30	4.66	1,020.23	4.61	0.92
R6	1,000.00	1,042.60	4.25	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Balanced-Risk Allocation Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	IBRA-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Balanced-Risk Commodity Strategy Fund
Nasdaq:
A: BRCAX ¡ B: BRCBX ¡ C: BRCCX ¡ R: BRCRX ¡ Y: BRCYX ¡ R5: BRCNX ¡ R6: IBRFX

2 Fund Performance
3 Letters to Shareholders
4 Consolidated Schedule of Investments
7 Consolidated Financial Statements
9 Notes to Consolidated Financial Statements
18 Consolidated Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–8.33%
Class B Shares	–8.66
Class C Shares	–8.67
Class R Shares	–8.39
Class Y Shares	–8.12
Class R5 Shares	–8.12
Class R6 Shares	–8.00
Bloomberg Commodity Index▼ (Broad Market/Style-Specific Index)	–11.87
Source(s): ▼Bloomberg LP

The Bloomberg Commodity Index is an unmanaged index designed to be a highly liquid and diversified benchmark for the commodity futures market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (11/30/10)	–7.59%
1 Year	–22.26
Class B Shares
Inception (11/30/10)	–7.47%
1 Year	–22.42
Class C Shares
Inception (11/30/10)	–7.08%
1 Year	–19.17
Class R Shares
Inception (11/30/10)	–6.56%
1 Year	–17.94
Class Y Shares
Inception (11/30/10)	–6.08%
1 Year	–17.46
Class R5 Shares
Inception (11/30/10)	–6.08%
1 Year	–17.37
Class R6 Shares
Inception	–6.21%
1 Year	–17.35

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end,including maximum applicable sales charges
Class A Shares
Inception (11/30/10)	–8.31%
1 Year	–23.64
Class B Shares
Inception (11/30/10)	–8.18%
1 Year	–23.78
Class C Shares
Inception (11/30/10)	–7.79%
1 Year	–20.59
Class R Shares
Inception (11/30/10)	–7.28%
1 Year	–19.46
Class Y Shares
Inception (11/30/10)	–6.81%
1 Year	–18.97
Class R5 Shares
Inception (11/30/10)	–6.78%
1 Year	–18.86
Class R6 Shares
Inception	–6.93%
1 Year	–18.86

cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.57%, 2.32%, 2.32%, 1.82%, 1.32%, 1.19% and 1.10%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.62%, 2.37%, 2.37%, 1.87%, 1.37%, 1.24% and 1.15%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Balanced-Risk Commodity Strategy

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Schedule of Investments

April 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–64.05%
U.S. Treasury Bills–27.16%(a)
U.S. Treasury Bills(b)	0.07%	06/04/15	$38,390,000	$38,389,998
U.S. Treasury Bills(b)	0.10%	06/11/15	10,400,000	10,399,999
U.S. Treasury Bills(c)	0.11%	06/18/15	18,770,000	18,769,998
U.S. Treasury Bills(c)	0.08%	07/09/15	16,800,000	16,799,998
U.S. Treasury Bills(c)	0.08%	07/16/15	33,200,000	33,199,995
U.S. Treasury Bills(c)	0.07%	07/23/15	23,520,000	23,519,725
U.S. Treasury Bills(b)	0.07%	07/30/15	53,610,000	53,609,991
				194,689,704

U.S. Treasury Notes–36.89%
U.S. Treasury Notes(b)(c)(d)	0.07%	01/31/16	78,290,000	78,287,755
U.S. Treasury Notes(c)(d)	0.09%	04/30/16	130,690,000	130,705,989
U.S. Treasury Notes(d)	0.10%	07/31/16	55,360,000	55,364,434
				264,358,178
Total U.S. Treasury Securities (Cost $459,026,044)				459,047,882

			Shares
Exchange Traded Funds–2.91%
PowerShares DB Gold Fund (Cost $28,384,102)(e)			535,000	20,859,650

		Expiration Date	Principal Amount
Commodity-Linked Securities–2.24%
Barclays Bank PLC, Series 2, U.S. Federal Funds (Effective) Rate minus 0.06% (linked to the Barclays Diversified Energy-Metals Total Return Index, multiplied by 3) (Cost $14,738,000)(f)		01/26/16	$14,738,000	16,007,125

			Shares
Money Market Funds–29.79%
Liquid Assets Portfolio–Institutional Class(g)			79,559,562	79,559,562
Premier Portfolio–Institutional Class(g)			79,559,562	79,559,562
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(g)			54,403,617	54,403,617
Total Money Market Funds (Cost $213,522,741)				213,522,741
TOTAL INVESTMENTS–98.99% (Cost $715,670,887)				709,437,398
OTHER ASSETS LESS LIABILITIES–1.01%				7,240,584
NET ASSETS–100.00%				$716,677,982

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Coffee C	Long	148	December-2015	$7,994,775	$19,165
Corn	Long	330	July-2015	6,043,125	(310,270)
Cotton No. 2	Long	678	December-2015	22,590,960	345,094
LME Nickel	Short	144	May-2015	(12,025,152)	(1,112,198)
LME Zinc	Short	167	May-2015	(9,827,950)	(836,353)
Natural Gas	Long	1,830	December-2015	14,333,475	706,655
NYH RBOB Gasoline (Globex)	Long	450	June-2015	38,652,390	2,176,173
Soybean	Long	884	July-2015	43,139,200	368,437
Wheat	Long	334	July-2015	7,915,800	(836,116)
Total Futures Contracts — Commodity Risk					$520,587

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Balanced-Risk Commodity Strategy Fund

Open Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Brent Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	73,400	March-2016	$29,076,911	$1,211,900
Receive a return equal to the Barclays Silver Nearby Excess Return Index and pay the product of (i) 0.19% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	247,300	June-2015	52,739,297	(549,253)
Receive a return equal to the Barclays WTI Crude Roll Yield Excess Return Index and pay the product of (i) 0.35% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	72,200	March-2016	23,133,689	823,903
Receive a return equal to the Optimal GSCI Heating Oil Roll Yield 9m Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	18,700	February-2016	5,781,707	271,726
Receive a return equal to the CIBC Dynamic Roll LME Copper Excess Return Index 2 and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank of Commerce	15,600	April-2016	1,190,770	70,060
Pay/Receive a return equal to the Enhanced Strategy Sugar A141 on the S&P GSCI Sugar Excess Return Index and pay the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	148,550	March-2016	29,957,514	0
Pay/Receive a return equal to the S&P GSCI Brent Crude 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	5,050	April-2016	3,459,949	0
Pay/Receive a return equal to the S&P GSCI Crude Oil 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	5,800	April-2016	1,804,265	0
Pay/Receive a floating rate equal to the S&P GSCI Unleaded Gasoline 1 Month Forward Index Excess Return and pay the product of (i) 0.12% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	6,350	April-2016	(5,314,408)	0
Pay/Receive a return equal to the S&P GSCI Soybean Meal Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Goldman Sachs International	40,000	September-2015	45,414,120	0
Receive a return equal to the J.P. Morgan Contag Beta Gas Oil Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	15,200	April-2016	4,662,589	87,188
Receive a return equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	492,000	April-2016	48,953,459	(185,533)
Receive a return equal to Modified Macquarie Single Commodity Sugar type A Excess Return Index and pay the product of (i) 0.34% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Macquarie Bank Ltd.	95,050	March-2016	18,258,516	(341,049)
Receive a return equal to the Merrill Lynch Gold Excess Return Index and pay the product of (i) 0.14% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	115,200	June-2015	17,907,875	0
Receive a return equal to the MLCX Aluminum Annual Excess Return Index and pay the product of (i) 0.28% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	502,500	September-2015	54,296,733	0

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Balanced-Risk Commodity Strategy Fund

Open Total Return Swap Agreements (continued)
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the MLCX Dynamic Enhanced Copper Excess Return Index and pay the product of (i) 0.25% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Merrill Lynch International	109,250	May-2015	$65,076,904	$0
Receive a return equal to the MS Soybean Oil Dynamic Roll Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Morgan Stanley & Co. International PLC	49,000	April-2016	7,361,050	(38,945)
Total Swap Agreements — Commodity Risk						$1,349,997

Index Information:

Barclays Diversified Energy-Metals Total Return Index

– a basket of indices that provide exposure to various components of the energy and metals markets. The underlying commodities comprising the indices are: gold, silver, copper, Brent Crude oil, WTI Crude oil, gasoil and unleaded gasoline.

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1J and Note 4.
(c)	All or a portion of the value was designated as collateral for swap agreements. See Note 1K and Note 4.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(e)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2015 represented 2.91% of the Fund’s Net Assets. See Note 5.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2015 represented 2.24% of the Fund’s Net Assets.
(g)	The money market fund and the Fund are affiliated by having the same investment adviser.

Target Risk Allocation and Notional Asset Weights*

By asset class, based on Net Assets as of April 30, 2015

Asset Class	Risk Allocation**	% of Net Assets as of 04/30/15***
Agriculture	23.12%	32.53%
Energy	29.65	26.62
Industrial Metals	23.03	27.66
Precious Metals	24.20	29.22

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $473,764,044)	$475,055,007
Investments in affiliates, at value (Cost $241,906,843)	234,382,391
Total investments, at value (Cost $715,670,887)	709,437,398
Receivable for:
Fund shares sold	592,332
Dividends and interest	12,297
Swaps receivables	9,849,914
Investment for trustee deferred compensation and retirement plans	68,381
Unrealized appreciation on swap agreements — OTC	2,464,777
Other assets	52,231
Total assets	722,477,330

Liabilities:
Payable for:
Fund shares reacquired	165,926
Swaps payable	2,435,894
Variation margin — futures	1,615,167
Accrued fees to affiliates	239,001
Accrued trustees’ and officers’ fees and benefits	2,562
Accrued other operating expenses	90,804
Trustee deferred compensation and retirement plans	135,214
Unrealized depreciation on swap agreements — OTC	1,114,780
Total liabilities	5,799,348
Net assets applicable to shares outstanding	$716,677,982

Net assets consist of:
Shares of beneficial interest	$814,849,386
Undistributed net investment income	6,673,514
Undistributed net realized gain (loss)	(100,482,013)
Net unrealized appreciation (depreciation)	(4,362,905)
$716,677,982

Net Assets:
Class A	$40,827,571
Class B	$368,001
Class C	$3,069,579
Class R	$391,146
Class Y	$253,278,242
Class R5	$284,205,509
Class R6	$134,537,934

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	5,538,509
Class B	51,311
Class C	428,609
Class R	53,435
Class Y	33,920,518
Class R5	38,038,651
Class R6	17,989,686
Class A:
Net asset value per share	$7.37
Maximum offering price per share
(Net asset value of $7.37 ÷ 94.50%)	$7.80
Class B:
Net asset value and offering price per share	$7.17
Class C:
Net asset value and offering price per share	$7.16
Class R:
Net asset value and offering price per share	$7.32
Class Y:
Net asset value and offering price per share	$7.47
Class R5:
Net asset value and offering price per share	$7.47
Class R6:
Net asset value and offering price per share	$7.48

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends from affiliates	$51,773
Interest	175,708
Total investment income	227,481

Expenses:
Advisory fees	3,616,501
Administrative services fees	95,918
Custodian fees	11,159
Distribution fees:
Class A	51,992
Class B	2,013
Class C	15,726
Class R	920
Transfer agent fees — A, B, C, R and Y	365,352
Transfer agent fees — R5	136,085
Trustees’ and officers’ fees and benefits	17,312
Other	109,187
Total expenses	4,422,165
Less: Fees waived and expense offset arrangement(s)	(159,493)
Net expenses	4,262,672
Net investment income (loss)	(4,035,191)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(16,439,684)
Futures contracts	304,632
Swap agreements	(53,885,738)
(70,020,790)
Change in net unrealized appreciation (depreciation) of:
Investment securities	8,826,280
Futures contracts	(6,420,825)
Swap agreements	10,139,232
12,544,687
Net realized and unrealized gain (loss)	(57,476,103)
Net increase (decrease) in net assets resulting from operations	$(61,511,294)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Balanced-Risk Commodity Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(4,035,191)	$(7,753,789)
Net realized gain (loss)	(70,020,790)	(73,181,888)
Change in net unrealized appreciation (depreciation)	12,544,687	(5,977,815)
Net increase (decrease) in net assets resulting from operations	(61,511,294)	(86,913,492)

Share transactions–net:
Class A	(2,658,456)	(15,519,112)
Class B	(105,550)	(497,940)
Class C	(237,978)	(814,012)
Class R	52,574	(84,233)
Class Y	8,785,322	49,824,052
Class R5	37,488,726	36,076,794
Class R6	14,358,288	21,545,333
Net increase in net assets resulting from share transactions	57,682,926	90,530,882
Net increase (decrease) in net assets	(3,828,368)	3,617,390

Net assets:
Beginning of period	720,506,350	716,888,960
End of period (includes undistributed net investment income of $6,673,514 and $10,708,705, respectively)	$716,677,982	$720,506,350

Notes to Consolidated Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Balanced-Risk Commodity Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund III Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to provide total return.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

9                         Invesco Balanced-Risk Commodity Strategy Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50%

10                         Invesco Balanced-Risk Commodity Strategy Fund

or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Structured Securities — The Fund may invest in structured securities. Structured securities are a type of derivative security whose value is determined by reference to changes in the value of underlying securities, currencies, interest rates, commodities, indices or other financial indicators (“reference instruments”). Most structured securities are fixed-income securities that have maturities of three years or less. Structured securities may be positively or negatively indexed (i.e., their principal value or interest rates may increase or decrease if the underlying reference instrument appreciates) and may have return characteristics similar to direct investments in the underlying reference instrument.

Structured securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference instruments. In addition to the credit risk of structured securities and the normal risks of price changes in response to changes in interest rates, the principal amount of structured notes or indexed securities may decrease as a result of changes in the value of the underlying reference instruments. Changes in the daily value of structured securities are recorded as unrealized gains (losses) in the Consolidated Statement of Operations. When the structured securities mature or are sold, the Fund recognizes a realized gain (loss) on the Consolidated Statement of Operations.

J.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between two parties (“Counterparties”) to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.

11                         Invesco Balanced-Risk Commodity Strategy Fund

K.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

L.	Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	1.05%
Next $250 million	1.025%
Next $500 million	1.00%
Next $1.5 billion	0.975%
Next $2.5 billion	0.95%
Next $2.5 billion	0.925%
Next $2.5 billion	0.90%
Over $10 billion	0.875%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.03%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

12                         Invesco Balanced-Risk Commodity Strategy Fund

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees, of the investment companies in which the Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. The fee waiver agreement cannot be terminated during its term. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $158,441.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $1,246 in front-end sales commissions from the sale of Class A shares and $201, $104 and $314 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

13                         Invesco Balanced-Risk Commodity Strategy Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Commodity-Linked Securities	$—	$16,007,125	$—	$16,007,125
Exchange Traded Funds	20,859,650	—	—	20,859,650
U.S. Treasury Securities	—	459,047,882	—	459,047,882
Money Market Funds	213,522,741	—	—	213,522,741
	234,382,391	475,055,007	—	709,437,398
Futures Contracts*	520,587	—	—	520,587
Swap Agreements*	—	1,349,997	—	1,349,997
Total Investments	$234,902,978	$476,405,004	$—	$711,307,982

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$3,615,524	$(3,094,937)
Swap agreements(b)	2,464,777	(1,114,780)
Total	$6,080,301	$(4,209,717)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the captions Unrealized appreciation on swap agreements — OTC and Unrealized depreciation on swap agreements — OTC.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$304,632	$(53,885,738)
Change in Unrealized Appreciation (Depreciation):
Commodity risk	(6,420,825)	10,139,232
Total	$(6,116,193)	$(43,746,506)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$129,740,692	$499,131,886

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

14                         Invesco Balanced-Risk Commodity Strategy Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Barclays Bank PLC	$2,307,684	$(562,600)	$1,745,084	$—	$—	$1,745,084
Canadian Imperial Bank of Commerce	70,060	(176)	69,884	—	—	69,884
Goldman Sachs International	2,711,638	(2,371,152)	340,486	—	—	340,486
JPMorgan Chase Bank, N.A.	87,188	(87,188)	—	—	—	—
Merrill Lynch International	7,138,121	(48,806)	7,089,315	—	—	7,089,315
Total	$12,314,691	$(3,069,922)	$9,244,769	$—	$—	$9,244,769

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Barclays Bank PLC	$562,600	$(562,600)	$—	$—	$—	$—
Canadian Imperial Bank of Commerce	176	(176)	—	—	—	—
Goldman Sachs International	2,371,152	(2,371,152)	—	—	—	—
JPMorgan Chase Bank, N.A.	186,843	(87,188)	99,655	(99,655)	—	—
Macquarie Bank Ltd.	341,729	—	341,729	(341,729)	—	—
Merrill Lynch International	48,806	(48,806)	—	—	—	—
Morgan Stanley & Co. International	39,368	—	39,368	—	—	39,368
Total	$3,550,674	$(3,069,922)	$480,752	$(441,384)	$—	$39,368

NOTE 5—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/15	Dividend Income
PowerShares DB Gold Fund	$21,024,180	$—	$(280,626)	$240,057	$(123,961)	$20,859,650	$—

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $1,052.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

15                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$2,394,859	$—	$2,394,859
October 31, 2016	276,503	—	276,503
Not subject to expiration	12,990,329	7,204,324	20,194,653
	$15,661,691	$7,204,324	$22,866,015

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $0 and $0, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,302,215
Aggregate unrealized (depreciation) of investment securities	(933,987)
Net unrealized appreciation of investment securities	$368,228

Cost of investments for tax purposes is $709,069,170.

16                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	550,682	$4,081,601	2,976,484	$26,030,155
Class B	—	—	904	7,902
Class C	40,843	294,898	95,677	824,090
Class R	7,125	53,032	15,425	135,101
Class Y	29,389,134	224,849,204	33,970,673	301,075,976
Class R5	5,311,644	40,563,078	6,288,265	55,370,590
Class R6	2,094,475	15,971,526	3,104,708	27,058,977

Automatic conversion of Class B shares to Class A shares:
Class A	3,728	28,031	36,589	323,416
Class B	(3,825)	(28,031)	(37,280)	(323,416)

Reacquired:
Class A	(906,092)	(6,768,088)	(4,784,440)	(41,872,683)
Class B	(10,321)	(77,519)	(21,273)	(182,426)
Class C	(73,050)	(532,876)	(191,231)	(1,638,102)
Class R	(62)	(458)	(24,847)	(219,334)
Class Y	(28,444,459)	(216,063,882)	(28,413,450)	(251,251,924)
Class R5	(417,769)	(3,074,352)	(2,277,011)	(19,293,796)
Class R6	(218,439)	(1,613,238)	(622,491)	(5,513,644)
Net increase in share activity	7,323,614	$57,682,926	10,116,702	$90,530,882

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and owns 37% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

17                         Invesco Balanced-Risk Commodity Strategy Fund

NOTE 12—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$8.04	$(0.05)	$(0.62)	$(0.67)	$—	$7.37	(8.33)%	$40,828	1.54	%(d)	1.58	%(d)	(1.48	)%(d)	0%
Year ended 10/31/14	9.05	(0.11)	(0.90)	(1.01)	—	8.04	(11.16)	47,339	1.30		1.57		(1.25)		21
Year ended 10/31/13	10.73	(0.11)	(1.35)	(1.46)	(0.22)	9.05	(13.89)	69,350	1.22		1.47		(1.14)		47
Year ended 10/31/12	10.42	(0.12)	0.43	0.31	—	10.73	2.97	99,577	1.22		1.46		(1.13)		152
Year ended 10/31/11(e)	10.00	(0.12)	0.54	0.42	—	10.42	4.20	7,659	1.22	(f)	1.54	(f)	(1.13	)(f)	0
Class B
Six months ended 04/30/15	7.85	(0.08)	(0.60)	(0.68)	—	7.17	(8.66)	368	2.29	(d)	2.33	(d)	(2.23	)(d)	0
Year ended 10/31/14	8.91	(0.17)	(0.89)	(1.06)	—	7.85	(11.90)	514	2.05		2.32		(2.00)		21
Year ended 10/31/13	10.59	(0.18)	(1.33)	(1.51)	(0.17)	8.91	(14.44)	1,096	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.36	(0.20)	0.43	0.23	—	10.59	2.22	3,773	1.97		2.21		(1.88)		152
Year ended 10/31/11(e)	10.00	(0.19)	0.55	0.36	—	10.36	3.60	277	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class C
Six months ended 04/30/15	7.84	(0.08)	(0.60)	(0.68)	—	7.16	(8.67)	3,070	2.29	(d)	2.33	(d)	(2.23	)(d)	0
Year ended 10/31/14	8.89	(0.17)	(0.88)	(1.05)	—	7.84	(11.81)	3,612	2.05		2.32		(2.00)		21
Year ended 10/31/13	10.58	(0.18)	(1.34)	(1.52)	(0.17)	8.89	(14.55)	4,948	1.97		2.22		(1.89)		47
Year ended 10/31/12	10.35	(0.20)	0.43	0.23	—	10.58	2.22	8,585	1.97		2.21		(1.88)		152
Year ended 10/31/11(e)	10.00	(0.19)	0.54	0.35	—	10.35	3.50	1,822	1.97	(f)	2.29	(f)	(1.88	)(f)	0
Class R
Six months ended 04/30/15	7.99	(0.06)	(0.61)	(0.67)	—	7.32	(8.39)	391	1.79	(d)	1.83	(d)	(1.73	)(d)	0
Year ended 10/31/14	9.02	(0.13)	(0.90)	(1.03)	—	7.99	(11.42)	371	1.55		1.82		(1.50)		21
Year ended 10/31/13	10.71	(0.13)	(1.36)	(1.49)	(0.20)	9.02	(14.13)	504	1.47		1.72		(1.39)		47
Year ended 10/31/12	10.42	(0.15)	0.44	0.29	—	10.71	2.78	386	1.47		1.71		(1.38)		152
Year ended 10/31/11(e)	10.00	(0.14)	0.56	0.42	—	10.42	4.20	111	1.47	(f)	1.79	(f)	(1.38	)(f)	0
Class Y
Six months ended 04/30/15	8.13	(0.05)	(0.61)	(0.66)	—	7.47	(8.12)	253,278	1.29	(d)	1.33	(d)	(1.23	)(d)	0
Year ended 10/31/14	9.13	(0.09)	(0.91)	(1.00)	—	8.13	(10.95)	268,106	1.05		1.32		(1.00)		21
Year ended 10/31/13	10.81	(0.09)	(1.36)	(1.45)	(0.23)	9.13	(13.69)	250,463	0.97		1.22		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.43	0.34	—	10.81	3.25	240,404	0.97		1.21		(0.88)		152
Year ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	59,063	0.97	(f)	1.29	(f)	(0.88	)(f)	0
Class R5
Six months ended 04/30/15	8.13	(0.04)	(0.62)	(0.66)	—	7.47	(8.12)	284,206	1.15	(d)	1.19	(d)	(1.09	)(d)	0
Year ended 10/31/14	9.13	(0.09)	(0.91)	(1.00)	—	8.13	(10.95)	269,490	1.02		1.19		(0.97)		21
Year ended 10/31/13	10.80	(0.09)	(1.35)	(1.44)	(0.23)	9.13	(13.61)	266,031	0.97		1.20		(0.89)		47
Year ended 10/31/12	10.47	(0.09)	0.42	0.33	—	10.80	3.15	238,710	0.97		1.14		(0.88)		152
Year ended 10/31/11(e)	10.00	(0.09)	0.56	0.47	—	10.47	4.70	102,857	0.97	(f)	1.21	(f)	(0.88	)(f)	0
Class R6
Six months ended 04/30/15	8.13	(0.04)	(0.61)	(0.65)	—	7.48	(8.00)	134,538	1.05	(d)	1.09	(d)	(0.99	)(d)	0
Year ended 10/31/14	9.13	(0.08)	(0.92)	(1.00)	—	8.13	(10.95)	131,076	0.99		1.10		(0.94)		21
Year ended 10/31/13	10.80	(0.08)	(1.36)	(1.44)	(0.23)	9.13	(13.61)	124,497	0.97		1.12		(0.89)		47
Year ended 10/31/12(e)	11.15	(0.01)	(0.34)	(0.35)	—	10.80	(3.14)	101,349	0.97	(f)	1.15	(f)	(0.88	)(f)	152

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2012, the portfolio turnover calculation excludes the value of securities purchased of $32,276,528 and sold of $14,234,590 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Commodities Strategy Fund into the Fund.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $41,938, $406, $3,171, $371, $259,996, $274,675 and $129,987 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of November 30, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares. Commencement date of September 24, 2012 for Class R6 shares.
(f)	Annualized.

18                         Invesco Balanced-Risk Commodity Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014, through April 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$916.70	$7.32	$1,017.16	$7.70	1.54%
B	1,000.00	913.40	10.86	1,013.44	11.43	2.29
C	1,000.00	913.30	10.86	1,013.44	11.43	2.29
R	1,000.00	916.10	8.50	1,015.92	8.95	1.79
Y	1,000.00	918.80	6.14	1,018.40	6.46	1.29
R5	1,000.00	918.80	5.47	1,019.09	5.76	1.15
R6	1,000.00	920.00	5.00	1,019.59	5.26	1.05

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Balanced-Risk Commodity Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	BRCS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Developing Markets Fund
Nasdaq:
A: GTDDX ¡ B: GTDBX ¡ C: GTDCX ¡ Y: GTDYX ¡ R5: GTDIX ¡ R6: GTDFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–5.26%
Class B Shares	–5.60
Class C Shares	–5.61
Class Y Shares	–5.16
Class R5 Shares	–5.07
Class R6 Shares	–5.07
MSCI Emerging Markets Index‚ (Broad Market/Style-Specific Index)	3.92
MSCI EAFE Index‚ (Former Broad Market Index)	6.81
Lipper Emerging Market Funds Index■ (Peer Group Index)	0.71
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                     Invesco Developing Markets Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.26%
10 Years	9.81
5 Years	1.90
1 Year	–8.37

Class B Shares
Inception (11/3/97)	6.55%
10 Years	9.78
5 Years	1.92
1 Year	–8.49

Class C Shares
Inception (3/1/99)	9.97%
10 Years	9.61
5 Years	2.29
1 Year	–4.73

Class Y Shares
10 Years	10.62%
5 Years	3.31
1 Year	–2.81

Class R5 Shares
10 Years	10.90%
5 Years	3.47
1 Year	–2.66

Class R6 Shares
10 Years	10.56%
5 Years	3.28
1 Year	–2.63

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R5 shares incepted on October 25, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (1/11/94)	5.00%
10 Years	9.02
5 Years	0.98
1 Year	–12.35

Class B Shares
Inception (11/3/97)	6.24%
10 Years	8.98
5 Years	0.99
1 Year	–12.44

Class C Shares
Inception (3/1/99)	9.65%
10 Years	8.81
5 Years	1.37
1 Year	–8.84

Class Y Shares
10 Years	9.81%
5 Years	2.39
1 Year	–7.02

Class R5 Shares
10 Years	10.08%
5 Years	2.54
1 Year	–6.88

Class R6 Shares
10 Years	9.75%
5 Years	2.35
1 Year	–6.86

deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.41%, 2.16%, 2.16%, 1.16%, 1.01% and 0.99%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.43%, 2.18%, 2.18%, 1.18%, 1.03% and 1.01%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3 Invesco Developing Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Developing Markets Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–94.99%
Brazil–20.29%
Arcos Dorados Holdings, Inc.–Class A	5,088,427	$30,530,562
Banco Bradesco S.A.–ADR	12,314,112	131,637,857
BM&FBOVESPA S.A.	27,314,120	111,969,125
BR Malls Participacoes S.A.	9,819,500	53,518,834
BRF S.A.	1,293,240	27,726,083
CETIP S.A.–Mercados Organizados	6,768,686	77,107,347
Cielo S.A.	6,517,457	89,669,925
Diagnosticos da America S.A.	3,880,000	12,750,025
Duratex S.A.	16,549,196	46,746,658
Fleury S.A.(a)	8,702,000	48,208,046
Totvs S.A.	3,385,200	39,675,843
Wilson Sons Ltd.–BDR	962,600	9,949,668
		679,489,973

China–18.78%
Baidu, Inc.–ADR(b)	323,223	64,735,103
Belle International Holdings Ltd.	67,257,000	86,517,294
China Mobile Ltd.	5,140,000	73,414,360
CNOOC Ltd.	21,600,000	36,818,094
Golden Eagle Retail Group Ltd.	30,301,000	45,429,020
Industrial & Commercial Bank of China Ltd.–Class H	154,580,000	134,426,063
Lee & Man Paper Manufacturing Ltd.	80,495,000	45,801,297
NetEase, Inc.–ADR	387,185	49,633,245
Stella International Holdings Ltd.	11,189,000	30,316,625
Want Want China Holdings Ltd.	56,132,000	61,632,581
		628,723,682

Czech Republic–0.16%
CEZ A.S.	208,225	5,413,054

Egypt–0.31%
Egyptian Financial Group-Hermes Holding Co.(b)	5,456,990	10,234,898

France–0.94%
Bollore S.A.	5,505,244	31,372,482

Hong Kong–0.95%
Galaxy Entertainment Group Ltd.	6,601,000	31,819,931

Hungary–1.71%
Richter Gedeon Nyrt	3,397,000	57,256,899

Indonesia–7.46%
PT Bank Central Asia Tbk	24,954,000	25,876,576
PT Bank Mandiri Persero Tbk	121,601,000	100,686,589
PT Perusahaan Gas Negara Persero Tbk	169,713,400	53,550,769
PT Telekomunikasi Indonesia Persero Tbk	343,247,400	69,641,655
		249,755,589

	Shares	Value
Israel–2.67%
Israel Chemicals Ltd.	5,276,457	$36,922,271
Teva Pharmaceutical Industries Ltd.–ADR	868,015	52,445,466
		89,367,737

Malaysia–1.85%
Public Bank Berhad	11,351,900	62,059,050

Mexico–7.16%
America Movil S.A.B. de C.V.–Series L–ADR	1,333,676	27,860,471
Fomento Economico Mexicano, S.A.B. de C.V.–ADR(b)	733,847	66,405,815
Grupo Televisa S.A.B.–ADR(b)	2,948,316	107,348,186
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	17,356,970	38,224,033
		239,838,505

Nigeria–1.41%
Zenith Bank PLC	445,758,362	47,375,826

Peru–2.76%
Credicorp Ltd.	605,820	92,417,841

Philippines–5.63%
Energy Development Corp.	246,329,900	44,664,788
Philippine Long Distance Telephone Co.	1,303,750	80,888,682
SM Investments Corp.	1,278,910	25,827,729
SM Prime Holdings Inc.	88,714,700	37,125,281
		188,506,480

Poland–0.52%
Eurocash S.A.	1,716,588	17,451,088

Russia–5.07%
Gazprom OAO–ADR	3,779,035	22,387,003
Mobile TeleSystems OJSC–ADR	1,859,782	22,466,166
Sberbank of Russia(b)	37,218,144	55,550,760
Sberbank of Russia–Preference Shares(b)	32,833,306	31,863,509
Yandex NV–Class A(b)	1,946,500	37,450,660
		169,718,098

South Africa–0.51%
Sasol Ltd.	418,828	16,928,025

South Korea–3.16%
Hyundai Department Store Co., Ltd.	272,521	36,938,720
Samsung Electronics Co., Ltd.	52,425	68,737,547
		105,676,267

Taiwan–3.03%
Taiwan Semiconductor Manufacturing Co. Ltd.	20,978,000	101,287,358

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Developing Markets Fund

	Shares	Value
Thailand–4.82%
Kasikornbank PCL	18,741,700	$118,840,312
Siam Commercial Bank PCL (The)	8,852,600	42,550,025
		161,390,337

Turkey–4.58%
Anadolu Efes Biracilik ve Malt Sanayii A.S.(b)	3,688,185	30,981,851
Eczacibasi Ilac Sanayi ve Ticaret A.S.	12,515,924	13,234,631
Haci Omer Sabanci Holding A.S.	23,428,223	85,644,593
Tupras-Turkiye Petrol Rafinerileri A.S.(b)	962,408	23,370,605
		153,231,680

Turkmenistan–1.22%
Dragon Oil PLC	4,298,634	40,838,891
Total Common Stocks & Other Equity Interests (Cost $2,938,585,047)		3,180,153,691

	Shares	Value
Money Market Funds–5.28%
Liquid Assets Portfolio–Institutional Class(c)	88,390,873	$88,390,873
Premier Portfolio–Institutional Class(c)	88,390,873	88,390,873
Total Money Market Funds (Cost $176,781,746)		176,781,746
TOTAL INVESTMENTS–100.27% (Cost $3,115,366,793)		3,356,935,437
OTHER ASSETS LESS LIABILITIES–(0.27)%		(8,877,735)
NET ASSETS–100.00%		$3,348,057,702

Investment Abbreviations:

ADR	– American Depositary Receipt
BDR	– Brazilian Depositary Receipt

Notes to Schedule of Investments:

(a)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2015 represented 1.44% of the Fund’s Net Assets. See Note 4.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	36.4%
Information Technology	13.5
Consumer Discretionary	11.0
Telecommunication Services	8.2
Consumer Staples	7.2
Health Care	5.5
Energy	4.2
Materials	3.9
Utilities	3.1
Industrials	2.0
Money Market Funds Plus Other Assets Less Liabilities	5.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Developing Markets Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $2,861,906,419)	$3,131,945,645
Investments in affiliates, at value (Cost $253,460,374)	224,989,792
Total investments, at value (Cost $3,115,366,793)	3,356,935,437
Foreign currencies, at value (Cost $70,047,234)	66,432,251
Receivable for:
Investments sold	20,770,354
Fund shares sold	11,383,020
Dividends	7,316,569
Fund expenses absorbed	7,821
Investment for trustee deferred compensation and retirement plans	336,515
Other assets	75,480
Total assets	3,463,257,447

Liabilities:
Payable for:
Investments purchased	8,809,017
Fund shares reacquired	91,123,657
Accrued foreign taxes	12,129,022
Accrued fees to affiliates	1,811,636
Accrued trustees’ and officers’ fees and benefits	5,419
Accrued other operating expenses	933,579
Trustee deferred compensation and retirement plans	387,415
Total liabilities	115,199,745
Net assets applicable to shares outstanding	$3,348,057,702

Net assets consist of:
Shares of beneficial interest	$3,186,035,732
Undistributed net investment income	15,687,175
Undistributed net realized gain (loss)	(91,748,008)
Net unrealized appreciation	238,082,803
$3,348,057,702

Net Assets:
Class A	$1,038,458,883
Class B	$20,151,009
Class C	$113,796,940
Class Y	$1,469,223,394
Class R5	$520,467,718
Class R6	$185,959,758

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	33,420,131
Class B	666,144
Class C	3,766,464
Class Y	47,205,051
Class R5	16,747,294
Class R6	5,985,595
Class A:
Net asset value per share	$31.07
Maximum offering price per share
(Net asset value of $31.07 ÷ 94.50%)	$32.88
Class B:
Net asset value and offering price per share	$30.25
Class C:
Net asset value and offering price per share	$30.21
Class Y:
Net asset value and offering price per share	$31.12
Class R5:
Net asset value and offering price per share	$31.08
Class R6:
Net asset value and offering price per share	$31.07

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Developing Markets Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $4,114,593)	$35,385,614
Dividends from affiliates	2,225,678
Total investment income	37,611,292

Expenses:
Advisory fees	14,745,090
Administrative services fees	286,631
Custodian fees	1,546,172
Distribution fees:
Class A	1,314,360
Class B	117,317
Class C	599,783
Transfer agent fees — A, B, C and Y	2,500,862
Transfer agent fees — R5	107,821
Transfer agent fees — R6	2,900
Trustees’ and officers’ fees and benefits	41,558
Other	407,823
Total expenses	21,670,317
Less: Fees waived and expense offset arrangement(s)	(206,096)
Net expenses	21,464,221
Net investment income	16,147,071

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(15,310,008)
Foreign currencies	(2,747,361)
(18,057,369)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $ 3,145,437)	(193,755,679)
Foreign currencies	(2,655,943)
(196,411,622)
Net realized and unrealized gain (loss)	(214,468,991)
Net increase (decrease) in net assets resulting from operations	$(198,321,920)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Developing Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$16,147,071	$46,413,399
Net realized gain (loss)	(18,057,369)	82,011,550
Change in net unrealized appreciation (depreciation)	(196,411,622)	(152,864,896)
Net increase (decrease) in net assets resulting from operations	(198,321,920)	(24,439,947)

Distributions to shareholders from net investment income:
Class A	(11,257,345)	(12,047,271)
Class B	(46,124)	(2,825)
Class C	(226,637)	(10,919)
Class Y	(20,165,446)	(12,316,478)
Class R5	(9,883,834)	(7,997,307)
Class R6	(2,640,173)	(1,920,886)
Total distributions from net investment income	(44,219,559)	(34,295,686)

Distributions to shareholders from net realized gains:
Class A	(18,963,499)	(4,079,975)
Class B	(466,766)	(122,369)
Class C	(2,293,467)	(472,989)
Class Y	(26,008,861)	(3,205,244)
Class R5	(11,459,346)	(1,883,230)
Class R6	(3,014,719)	(437,629)
Total distributions from net realized gains	(62,206,658)	(10,201,436)

Share transactions–net:
Class A	(118,451,829)	(216,412,571)
Class B	(5,978,617)	(14,987,379)
Class C	(13,536,745)	(26,665,246)
Class Y	134,235,662	312,954,650
Class R5	(110,511,642)	30,137,043
Class R6	20,618,089	27,066,204
Net increase (decrease) in net assets resulting from share transactions	(93,625,082)	112,092,701
Net increase (decrease) in net assets	(398,373,219)	43,155,632

Net assets:
Beginning of period	3,746,430,921	3,703,275,289
End of period (includes undistributed net investment income of $15,687,175 and $43,759,663, respectively)	$3,348,057,702	$3,746,430,921

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Developing Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue

9                         Invesco Developing Markets Fund

to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

10                         Invesco Developing Markets Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation)

11                         Invesco Developing Markets Fund

until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 2.25%, 3.00%, 3.00%, 2.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $203,987.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $15,035 in front-end sales commissions from the sale of Class A shares and $57, $5,814 and $2,205 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Developing Markets Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $67,904,122 and from Level 2 to Level 1 of $683,674,408, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$679,489,973	$—	$—	$679,489,973
China	591,905,588	36,818,094	—	628,723,682
Czech Republic	5,413,054	—	—	5,413,054
Egypt	10,234,898	—	—	10,234,898
France	—	31,372,482	—	31,372,482
Hong Kong	—	31,819,931	—	31,819,931
Hungary	57,256,899	—	—	57,256,899
Indonesia	—	249,755,589	—	249,755,589
Israel	52,445,466	36,922,271	—	89,367,737
Malaysia	62,059,050	—	—	62,059,050
Mexico	239,838,505	—	—	239,838,505
Nigeria	47,375,826	—	—	47,375,826
Peru	92,417,841	—	—	92,417,841
Philippines	62,953,010	125,553,470	—	188,506,480
Poland	17,451,088	—	—	17,451,088
Russia	82,303,829	87,414,269	—	169,718,098
South Africa	16,928,025	—	—	16,928,025
South Korea	—	105,676,267	—	105,676,267
Taiwan	—	101,287,358	—	101,287,358
Thailand	—	161,390,337	—	161,390,337
Turkey	109,015,198	44,216,482	—	153,231,680
Turkmenistan	—	40,838,891	—	40,838,891
United States	176,781,746	—	—	176,781,746
Total Investments	$2,303,869,996	$1,053,065,441	$—	$3,356,935,437

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/15	Dividend Income
Fleury S.A.	$57,697,280	$—	$—	$(9,489,234)	$—	$48,208,046	$2,166,518

13                         Invesco Developing Markets Fund

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,109.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2017	$69,160,296	$—	$69,160,296

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $135,166,516 and $103,662,276, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$621,989,879
Aggregate unrealized (depreciation) of investment securities	(384,947,141)
Net unrealized appreciation of investment securities	$237,042,738

Cost of investments for tax purposes is $3,119,892,699.

14                         Invesco Developing Markets Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,939,524	$89,567,487	8,257,632	$273,541,592
Class B	3,481	101,673	10,861	347,856
Class C	71,471	2,127,619	226,474	7,313,496
Class Y	15,712,201	492,505,493	22,344,096	748,475,518
Class R5	2,911,478	88,964,508	5,637,496	186,296,539
Class R6	767,547	23,199,259	1,385,050	46,296,571

Issued as reinvestment of dividends:
Class A	895,102	26,763,550	486,238	15,549,891
Class B	15,823	462,034	3,822	119,198
Class C	78,547	2,290,442	13,377	416,707
Class Y	935,688	28,005,135	424,903	13,609,646
Class R5	510,501	15,243,554	218,548	6,984,793
Class R6	189,444	5,654,891	73,819	2,358,515

Automatic conversion of Class B shares to Class A shares:
Class A	127,687	3,940,491	236,223	7,818,467
Class B	(131,098)	(3,940,491)	(243,026)	(7,818,467)

Reacquired:
Class A	(7,586,628)	(238,723,357)	(15,350,377)	(513,322,521)
Class B	(87,418)	(2,601,833)	(239,213)	(7,635,966)
Class C	(602,326)	(17,954,806)	(1,079,625)	(34,395,449)
Class Y	(12,622,303)	(386,274,966)	(13,596,039)	(449,130,514)
Class R5	(6,931,506)	(214,719,704)	(4,914,751)	(163,144,289)
Class R6	(270,637)	(8,236,061)	(631,854)	(21,588,882)
Net increase (decrease) in share activity	(3,073,422)	$(93,625,082)	3,263,654	$112,092,701

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 45% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Developing Markets Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)(b)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$33.77	$0.12	$(1.93)	$(1.81)	$(0.33)	$(0.56)	$(0.89)	$31.07	(5.26)%	$1,038,459	1.43	%(e)	1.44	%(e)	0.78	%(e)	3%
Year ended 10/31/14	34.42	0.38	(0.65)	(0.27)	(0.28)	(0.10)	(0.38)	33.77	(0.73)	1,251,018	1.39		1.41		1.13		13
Year ended 10/31/13	32.70	0.30	1.66	1.96	(0.24)	—	(0.24)	34.42	6.03	1,494,412	1.38		1.40		0.89		14
Year ended 10/31/12	30.38	0.29	2.86	3.15	(0.23)	(0.60)	(0.83)	32.70	10.72	1,371,476	1.44		1.45		0.93		19
Year ended 10/31/11	33.15	0.36	(2.87)	(2.51)	(0.23)	(0.03)	(0.26)	30.38	(7.62)	1,388,008	1.45		1.47		1.11		17
Year ended 10/31/10	25.61	0.33	7.54	7.87	(0.33)	—	(0.33)	33.15	31.04	1,355,604	1.52		1.53		1.17		22
Class B
Six months ended 04/30/15	32.72	0.00	(1.86)	(1.86)	(0.05)	(0.56)	(0.61)	30.25	(5.60)	20,151	2.18	(e)	2.19	(e)	0.03	(e)	3
Year ended 10/31/14	33.31	0.12	(0.61)	(0.49)	(0.00)	(0.10)	(0.10)	32.72	(1.46)	28,314	2.14		2.16		0.38		13
Year ended 10/31/13	31.66	0.04	1.61	1.65	—	—	—	33.31	5.21	44,403	2.13		2.15		0.14		14
Year ended 10/31/12	29.42	0.06	2.78	2.84	—	(0.60)	(0.60)	31.66	9.89	59,539	2.19		2.20		0.18		19
Year ended 10/31/11	32.16	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.42	(8.30)	71,066	2.20		2.22		0.36		17
Year ended 10/31/10	24.92	0.12	7.33	7.45	(0.21)	—	(0.21)	32.16	30.07	60,657	2.27		2.28		0.42		22
Class C
Six months ended 04/30/15	32.68	0.00	(1.86)	(1.86)	(0.05)	(0.56)	(0.61)	30.21	(5.61)	113,797	2.18	(e)	2.19	(e)	0.03	(e)	3
Year ended 10/31/14	33.27	0.12	(0.61)	(0.49)	(0.00)	(0.10)	(0.10)	32.68	(1.47)	137,867	2.14		2.16		0.38		13
Year ended 10/31/13	31.62	0.04	1.61	1.65	—	—	—	33.27	5.22	168,313	2.13		2.15		0.14		14
Year ended 10/31/12	29.38	0.06	2.78	2.84	—	(0.60)	(0.60)	31.62	9.90	189,142	2.19		2.20		0.18		19
Year ended 10/31/11	32.12	0.11	(2.78)	(2.67)	(0.04)	(0.03)	(0.07)	29.38	(8.31)	213,879	2.20		2.22		0.36		17
Year ended 10/31/10	24.89	0.12	7.32	7.44	(0.21)	—	(0.21)	32.12	30.07	222,634	2.27		2.28		0.42		22
Class Y
Six months ended 04/30/15	33.90	0.16	(1.95)	(1.79)	(0.43)	(0.56)	(0.99)	31.12	(5.16)	1,469,223	1.18	(e)	1.19	(e)	1.03	(e)	3
Year ended 10/31/14	34.55	0.46	(0.64)	(0.18)	(0.37)	(0.10)	(0.47)	33.90	(0.47)	1,463,586	1.14		1.16		1.38		13
Year ended 10/31/13	32.83	0.38	1.66	2.04	(0.32)	—	(0.32)	34.55	6.27	1,175,003	1.13		1.15		1.14		14
Year ended 10/31/12	30.50	0.37	2.87	3.24	(0.31)	(0.60)	(0.91)	32.83	11.01	729,007	1.19		1.20		1.18		19
Year ended 10/31/11	33.26	0.44	(2.88)	(2.44)	(0.29)	(0.03)	(0.32)	30.50	(7.39)	364,320	1.20		1.22		1.36		17
Year ended 10/31/10	25.66	0.41	7.56	7.97	(0.37)	—	(0.37)	33.26	31.41	203,884	1.27		1.28		1.42		22
Class R5
Six months ended 04/30/15	33.87	0.18	(1.93)	(1.75)	(0.48)	(0.56)	(1.04)	31.08	(5.04)	520,468	1.02	(e)	1.03	(e)	1.19	(e)	3
Year ended 10/31/14	34.52	0.51	(0.66)	(0.15)	(0.40)	(0.10)	(0.50)	33.87	(0.35)	686,180	0.99		1.01		1.53		13
Year ended 10/31/13	32.80	0.42	1.67	2.09	(0.37)	—	(0.37)	34.52	6.43	666,769	1.01		1.03		1.26		14
Year ended 10/31/12	30.48	0.42	2.86	3.28	(0.36)	(0.60)	(0.96)	32.80	11.19	513,884	1.03		1.04		1.34		19
Year ended 10/31/11	33.22	0.49	(2.87)	(2.38)	(0.33)	(0.03)	(0.36)	30.48	(7.24)	472,161	1.02		1.04		1.54		17
Year ended 10/31/10	25.63	0.48	7.52	8.00	(0.41)	—	(0.41)	33.22	31.59	309,491	1.11		1.12		1.58		22
Class R6
Six months ended 04/30/15	33.87	0.19	(1.94)	(1.75)	(0.49)	(0.56)	(1.05)	31.07	(5.05)	185,960	0.99	(e)	1.00	(e)	1.22	(e)	3
Year ended 10/31/14	34.52	0.52	(0.65)	(0.13)	(0.42)	(0.10)	(0.52)	33.87	(0.31)	179,467	0.97		0.99		1.55		13
Year ended 10/31/13	32.81	0.44	1.66	2.10	(0.39)	—	(0.39)	34.52	6.46	154,375	0.97		0.99		1.30		14
Year ended 10/31/12(f)	32.73	0.05	0.03	0.08	—	—	—	32.81	0.24	122,749	0.96	(g)	0.98	(g)	1.41	(g)	19

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares, which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the year ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $179,562,130 and sold of $23,686,059 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Van Kampen Emerging Markets Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,060,202, $23,658, $120,951, $1,421,032, $632,502 and $175,437 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

16                         Invesco Developing Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$947.40	$6.90	$1,017.70	$7.15	1.43%
B	1,000.00	944.00	10.51	1,013.98	10.89	2.18
C	1,000.00	943.90	10.51	1,013.98	10.89	2.18
Y	1,000.00	948.40	5.70	1,018.94	5.91	1.18
R5	1,000.00	949.30	4.93	1,019.74	5.11	1.02
R6	1,000.00	949.30	4.78	1,019.89	4.96	0.99

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Developing Markets Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s

Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

     Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

     Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	DVM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Emerging Market Local Currency Debt Fund
Nasdaq:
A: IAEMX ¡ B: IBEMX ¡ C: ICEMX ¡ R: IREMX ¡ Y: IYEMX ¡ R5: IIEMX ¡ R6: IFEMX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
18 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–7.02%
Class B Shares	–7.26
Class C Shares	–7.37
Class R Shares	–7.15
Class Y Shares	–6.91
Class R5 Shares	–6.92
Class R6 Shares	–6.79
JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index‚ (Broad Market/Style-Specific Index)	–8.24
Lipper Emerging Markets Debt Funds Index■ (Peer Group Index)	–1.43
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.
The JP Morgan Government Bond Index – Emerging Markets (GBI-EM) Global Diversified Index is a comprehensive global local emerging markets index comprising liquid, fixed-rate, domestic-currency government bonds.
The Lipper Emerging Markets Debt Funds Index is an unmanaged index considered representative of emerging market debt funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco Emerging Market Local Currency Debt Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	0.27%
1 Year	–12.29

Class B Shares
Inception (6/16/10)	0.10%
1 Year	–13.37

Class C Shares
Inception (6/16/10)	0.41%
1 Year	–9.96

Class R Shares
Inception (6/16/10)	0.88%
1 Year	–8.64

Class Y Shares
Inception (6/16/10)	1.41%
1 Year	–8.18

Class R5 Shares
Inception (6/16/10)	1.39%
1 Year	–8.18

Class R6 Shares
Inception	1.30%
1 Year	–8.07

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (6/16/10)	–0.30%
1 Year	–13.82

Class B Shares
Inception (6/16/10)	–0.49%
1 Year	–14.97

Class C Shares
Inception (6/16/10)	–0.15%
1 Year	–11.51

Class R Shares
Inception (6/16/10)	0.32%
1 Year	–10.21

Class Y Shares
Inception (6/16/10)	0.85%
1 Year	–9.75

Class R5 Shares
Inception (6/16/10)	0.83%
1 Year	–9.76

Class R6 Shares
Inception	0.70%
1 Year	–9.76

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R,

Class Y, Class R5 and Class R6 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99%, respectively.1 The total annual

Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B,

Class C, Class R, Class Y,
Class R5 and Class R6 shares was 1.84%, 2.59%, 2.59%, 2.09%, 1.59%, 1.31% and 1.30%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on
Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

3                    Invesco Emerging Market Local Currency Debt Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4                    Invesco Emerging Market Local Currency Debt Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Principal Amount		Value
Non U.S. Dollar Denominated Bonds & Notes–93.64%(a)
Brazil–9.94%
Banco Safra S.A., Sr. Unsec. Notes, 10.25%, 08/08/16(b)	BRL	956,000	$296,697
REGS, Sr. Unsec. Euro Notes, 10.25%, 08/08/16(b)	BRL	680,000	211,040
Brazil Letras do Tesouro Nacional, Unsec. Bonds, 0.00%, 07/01/16(c)	BRL	4,600,000	1,315,096
Brazil Notas do Tesouro Nacional, Series F, Sr. Unsec. Notes, 10.00%, 01/01/17	BRL	3,043,000	962,994
Unsec. Notes,
10.00%, 01/01/21	BRL	4,758,000	1,414,244
10.00%, 01/01/23	BRL	200,000	58,056
Itau Unibanco Holding S.A., Sr. Unsec. Notes, 10.50%, 11/23/15(b)	BRL	1,150,000	374,465
REGS, Sr. Unsec. Euro Notes, 10.50%, 11/23/15(b)	BRL	1,507,000	490,712
			5,123,304

China–0.63%
Longfor Properties Co. Ltd., Sr. Unsec. Gtd. Euro Notes, 6.75%, 05/28/18	CNY	2,000,000	322,398

Colombia–6.54%
Colombia Government International Bond, Sr. Unsec. Global Bonds,
4.38%, 03/21/23	COP	3,653,000,000	1,433,541
9.85%, 06/28/27	COP	633,000,000	349,630
Colombian Titulos De Tesoreria, Class B, Sr. Unsec. Bonds, 10.00%, 07/24/24	COP	478,200,000	245,462
Empresas Publicas de Medellin ESP, Sr. Unsec. Notes, 8.38%, 02/01/21(b)	COP	1,000,000,000	447,578
REGS, Sr. Unsec. Euro Notes, 8.38%, 02/01/21(b)	COP	2,000,000,000	895,157
			3,371,368

Germany–2.82%
Deutsche Bank A.G., Sr. Unsec. Medium-Term Euro Notes, 8.38%, 03/17/34(b)	IDR	18,300,000,000	1,455,057

Hungary–2.65%
Hungary Government Bond, Series 20/B, Unsec. Bonds, 3.50%, 06/24/20	HUF	130,000,000	497,132
Series 25/B, Unsec. Bonds, 5.50%, 06/24/25	HUF	201,500,000	870,358
			1,367,490

	Principal Amount		Value
Malaysia–8.45%
Malaysia Government Bond, Series 0111, Sr. Unsec. Bonds, 4.16%, 07/15/21	MYR	5,681,000	$1,631,922
Series 0112, Sr. Unsec. Bonds, 3.42%, 08/15/22	MYR	2,000,000	546,329
Series 0902, Sr. Unsec. Bonds, 4.38%, 11/29/19	MYR	7,500,000	2,174,293
			4,352,544

Mexico–7.73%
America Movil S.A.B. de C.V., Sr. Unsec. Euro Notes, 7.13%, 12/09/24	MXN	27,500,000	1,784,927
Mexican Bonos, Series M, Unsec. Bonds, 7.75%, 11/13/42	MXN	100,000	7,539
8.00%, 12/07/23	MXN	13,019,000	969,778
Series M20, Sr. Unsec. Bonds, 10.00%, 12/05/24	MXN	14,451,100	1,222,510
			3,984,754

Peru–2.77%
Peruvian Governement International Bond, Sr. Unsec. Notes, 5.70%, 08/12/24(b)	PEN	300,000	94,703
8.20%, 08/12/26(b)	PEN	1,496,000	560,131
REGS, Sr. Unsec. Global Notes, 6.95%, 08/12/31(b)	PEN	2,334,000	773,275
			1,428,109

Philippines–0.44%
Philippine Government International Bond, Sr. Unsec. Global Bonds, 3.90%, 11/26/22	PHP	10,000,000	227,471

Poland–7.54%
Poland Government Bond, Series 0725, Unsec. Bonds, 3.25%, 07/25/25	PLN	7,560,000	2,215,001
Series 1020, Unsec. Bonds, 5.25%, 10/25/20	PLN	800,000	256,222
Series 1021, Unsec. Bonds, 5.75%, 10/25/21	PLN	1,015,000	339,086
Series 1023, Unsec. Bonds, 4.00%, 10/25/23	PLN	3,482,000	1,072,987
			3,883,296

Romania–2.90%
Romania Government Bond, Series 5Y, Unsec. Bonds, 5.90%, 07/26/17	RON	2,550,000	708,936
Series 10Y, Unsec. Bonds, 4.75%, 02/24/25	RON	2,760,000	784,025
			1,492,961

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Market Local Currency Debt Fund

	Principal Amount			Value
Russia–6.77%
Russian Federal Bond — OFZ, Series 5080, Unsec. Bonds, 7.40%, 04/19/17	RUB	11,500,000		$212,046
Series 6206, Unsec. Bonds, 7.40%, 06/14/17	RUB	37,000,000		680,440
Series 6208, Unsec. Bonds, 7.50%, 02/27/19	RUB	81,672,000		1,430,637
Series 6215, Unsec. Bonds, 7.00%, 08/16/23	RUB	74,000,000		1,164,282
				3,487,405

South Africa–4.74%
South Africa Government Bond, Series 2023, Unsec. Bonds, 7.75%, 02/28/23	ZAR	24,892,000		2,092,732
Series R186, Unsec. Bonds, 10.50%, 12/21/26	ZAR	3,500,000		351,807
				2,444,539

Supranational–4.40%
European Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 0.00%, 12/31/18(c)	ZAR	5,600,000		360,346
European Investment Bank, REGS, Sr. Unsec. Medium-Term Euro Notes, 7.20%, 07/09/19(b)	IDR	3,080,000,000		231,267
International Bank for Reconstruction & Development, Sr. Unsec. Medium-Term Euro Notes, 7.00%, 06/07/23	ZAR	17,000,000		1,316,561
Series GDIF, Sr. Unsec. Medium-Term Euro Notes, 7.68%, 08/10/16	ZAR	4,250,000		358,816
				2,266,990

Thailand–4.77%
Thailand Government Bond, Sr. Unsec. Bonds, 3.65%, 12/17/21	THB	51,600,000		1,696,645
3.88%, 06/13/19	THB	23,290,000		760,095
				2,456,740

Turkey–8.32%
Turkey Government Bond, Unsec. Bonds, 8.20%, 11/16/16	TRY	6,270,000		2,301,455
8.50%, 07/10/19	TRY	499,989		181,748
8.80%, 09/27/23	TRY	1,079,000		395,047
9.00%, 07/24/24	TRY	1,250,000		466,540
Series 5Y, Unsec. Bonds, 6.30%, 02/14/18	TRY	1,637,811		566,088
Series CPI, Unsec. Bonds, 4.00%, 04/01/20	TRY	935,804	(d)	378,509
				4,289,387

	Principal Amount		Value
United Kingdom–9.03%
Barclays Bank PLC, Series FR52, Sr. Unsec. Medium-Term Euro Notes, 10.50%, 08/19/30	IDR	13,200,000,000	$1,237,302
Standard Chartered Bank, Sr. Unsec. Medium-Term Euro Notes,
7.80%, 05/05/20	INR	33,600,000	530,427
8.12%, 12/14/20	INR	40,000,000	640,460
8.28%, 09/23/27	INR	58,000,000	947,762
8.38%, 03/17/34	IDR	16,304,000,000	1,296,365
			4,652,316

United States–3.20%
JP Morgan Chase Bank N.A., Unsec. Medium-Term Euro Notes, 8.25%, 06/17/32(b)	IDR	4,000,000,000	312,546
Morgan Stanley, Series G, Sr. Unsec. Medium-Term Euro Notes, 8.44%, 12/28/15	MXN	20,000,000	1,338,849
			1,651,395
Total Non U.S. Dollar Denominated Bonds & Notes (Cost $56,069,766)			48,257,524

U.S. Dollar Denominated Bonds & Notes–2.38%
Colombia–1.22%
SUAM Finance B.V., REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 04/17/24(b)		$600,000	630,900

Hungary–0.77%
Hungary Government International Bond, Sr. Unsec. Global Notes, 5.38%, 03/25/24		350,000	394,135

Russia–0.39%
Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Bonds, 4.30%, 11/12/15(b)		200,000	200,490
Total U.S. Dollar Denominated Bonds & Notes (Cost $1,148,315)			1,225,525

	Shares
Money Market Funds–1.17%
Liquid Assets Portfolio–Institutional Class(e)		301,884	301,884
Premier Portfolio–Institutional Class(e)		301,884	301,884
Total Money Market Funds (Cost $603,768)			603,768
TOTAL INVESTMENTS–97.19% (Cost $57,821,849)			50,086,817
OTHER ASSETS LESS LIABILITIES–2.81%			1,450,719
NET ASSETS–100.00%			$51,537,536

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Market Local Currency Debt Fund

Investment Abbreviations:

BRL	– Brazilian Real
CNY	– Chinese Yuan Renminbi
COP	– Colombian Peso
CPI	– Consumer Price Index
Gtd.	– Guaranteed
HUF	– Hungary Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peru Nuevo Sol
PHP	– Philippines Peso
PLN	– Poland Zloty
REGS	– Regulation S
REIT	– Real Estate Investment Trust
RON	– Romanian Leu
RUB	– Russian Rouble
Sr.	– Senior
THB	– Thailand Baht
TRY	– New Turkish Lire
Unsec.	– Unsecured
ZAR	– South African Rand

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $6,974,018, which represented 13.53% of the Fund’s Net Assets.
(c)	Zero coupon bond issued at a discount.
(d)	Principal amount of security and interest payments are adjusted for inflation.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By industry, based on Net Assets

as of April 30, 2015

Sovereign Debt	65.6%
Diversified Banks	14.1
Wireless Telecommunication Services	3.5
Diversified Capital Markets	2.8
Diversified REIT’s	2.6
Investment Banking & Brokerage	2.6
Independent Power Producers & Energy Traders	1.7
Multi-Sector Holdings	1.2
Electric Utilities	0.9
Real Estate Development	0.6
Integrated Oil & Gas	0.4
Money Market Funds Plus Other Assets Less Liabilities	4.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Market Local Currency Debt Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $57,218,081)	$49,483,049
Investments in affiliated money market funds, at value and cost	603,768
Total investments, at value (Cost $57,821,849)	50,086,817
Foreign currencies, at value (Cost $289,625)	299,042
Receivable for:
Fund shares sold	16,357
Dividends and interest	1,117,394
Fund expenses absorbed	9,061
Investment for trustee deferred compensation and retirement plans	23,868
Unrealized appreciation on forward foreign currency contracts outstanding	183,904
Other assets	55,554
Total assets	51,791,997

Liabilities:
Payable for:
Fund shares reacquired	50,726
Accrued foreign taxes	24,613
Accrued fees to affiliates	13,366
Accrued trustees’ and officers’ fees and benefits	1,949
Accrued other operating expenses	75,607
Trustee deferred compensation and retirement plans	24,869
Unrealized depreciation on forward foreign currency contracts outstanding	63,331
Total liabilities	254,461
Net assets applicable to shares outstanding	$51,537,536

Net assets consist of:
Shares of beneficial interest	$61,228,134
Undistributed net investment income	128,433
Undistributed net realized gain (loss)	(2,195,316)
Net unrealized appreciation (depreciation)	(7,623,715)
$51,537,536

Net Assets:
Class A	$7,629,247
Class B	$406,537
Class C	$1,696,316
Class R	$433,230
Class Y	$403,623
Class R5	$21,678
Class R6	$40,946,905

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	988,974
Class B	52,764
Class C	219,919
Class R	56,237
Class Y	52,337
Class R5	2,814
Class R6	5,313,938
Class A:
Net asset value per share	$7.71
Maximum offering price per share
(Net asset value of $7.71 ÷ 95.75%)	$8.05
Class B:
Net asset value and offering price per share	$7.70
Class C:
Net asset value and offering price per share	$7.71
Class R:
Net asset value and offering price per share	$7.70
Class Y:
Net asset value and offering price per share	$7.71
Class R5:
Net asset value and offering price per share	$7.70
Class R6:
Net asset value and offering price per share	$7.71

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Emerging Market Local Currency Debt Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $10,498)	$1,671,252
Dividends from affiliated money market funds	474
Total investment income	1,671,726

Expenses:
Advisory fees	191,400
Administrative services fees	24,795
Custodian fees	20,183
Distribution fees:
Class A	10,104
Class B	1,630
Class C	8,996
Class R	1,073
Transfer agent fees — A, B, C, R and Y	17,040
Transfer agent fees — R5	9
Transfer agent fees — R6	71
Trustees’ and officers’ fees and benefits	10,074
Registration and filing fees	43,942
Professional services fees	24,160
Other	16,696
Total expenses	370,173
Less: Fees waived and expenses reimbursed	(98,062)
Net expenses	272,111
Net investment income	1,399,615

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,351,059)
Foreign currencies	(232,055)
Forward foreign currency contracts	258,022
(1,325,092)
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $11,507)	(3,952,513)
Foreign currencies	58,324
Forward foreign currency contracts	46,166
(3,848,023)
Net realized and unrealized gain (loss)	(5,173,115)
Net increase (decrease) in net assets resulting from operations	$(3,773,500)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Emerging Market Local Currency Debt Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$1,399,615	$2,928,911
Net realized gain (loss)	(1,325,092)	(3,886,953)
Change in net unrealized appreciation (depreciation)	(3,848,023)	(647,735)
Net increase (decrease) in net assets resulting from operations	(3,773,500)	(1,605,777)

Distributions to shareholders from net investment income:
Class A	(190,516)	(94,246)
Class B	(6,495)	(2,855)
Class C	(35,566)	(9,449)
Class R	(9,632)	(6,808)
Class Y	(30,520)	(717)
Class R5	(1,790)	(3,164)
Class R6	(976,939)	(241,187)
Total distributions from net investment income	(1,251,458)	(358,426)

Return of capital:
Class A	—	(337,513)
Class B	—	(12,582)
Class C	—	(80,754)
Class R	—	(16,593)
Class Y	—	(104,758)
Class R5	—	(6,694)
Class R6	—	(1,427,178)
Total return of capital	—	(1,986,072)

Share transactions–net:
Class A	(919,514)	(2,698,730)
Class B	89,459	(182,834)
Class C	(361,360)	(1,043,278)
Class R	15,160	(268,622)
Class Y	(2,285,762)	1,522,783
Class R5	(150,044)	(87,031)
Class R6	5,028,042	9,033,125
Net increase in net assets resulting from share transactions	1,415,981	6,275,413
Net increase (decrease) in net assets	(3,608,977)	2,325,138

Net assets:
Beginning of period	55,146,513	52,821,375
End of period (includes undistributed net investment income of $128,433 and $(19,724), respectively)	$51,537,536	$55,146,513

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Market Local Currency Debt Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

10                         Invesco Emerging Market Local Currency Debt Fund

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

11                         Invesco Emerging Market Local Currency Debt Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Treasury Inflation-Protected Securities — The Fund may invest in Treasury Inflation-Protected Securities (“TIPS”). TIPS are fixed income securities whose principal value is periodically adjusted to the rate of inflation. The principal value of TIPS will be adjusted upward or downward, and any increase or decrease in the principal amount of TIPS will be included as interest income in the Statement of Operations, even though investors do not receive their principal until maturity.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

12                         Invesco Emerging Market Local Currency Debt Fund

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.75%
Next $500 million	0.70%
Next $500 million	0.67%
Over $1.5 billion	0.65%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.75%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.24%, 1.99%, 1.99%, 1.49%, 0.99%, 0.99% and 0.99% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $80,942 and reimbursed class level expenses of $11,507, $464, $2,561, $611, $1,897, $9 and $71 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”)

13                         Invesco Emerging Market Local Currency Debt Fund

impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $484 in front-end sales commissions from the sale of Class A shares and $337 and $2 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$603,768	$—	$—	$603,768
Corporate Debt Securities	—	831,390	—	831,390
Foreign Debt Securities	—	14,776,918	—	14,776,918
Foreign Sovereign Debt Securities	—	33,874,741	—	33,874,741
	603,768	49,483,049	—	50,086,817
Forward Foreign Currency Contracts*	—	120,573	—	120,573
Total Investments	$603,768	$49,603,622	$—	$50,207,390

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$204,884	$(84,311)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain:
Currency risk	$258,022
Change in Unrealized Appreciation:
Currency risk	46,166
Total	$304,188

14                         Invesco Emerging Market Local Currency Debt Fund

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$7,838,555

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/05/2015	Deutsche Bank Securities Inc.	EUR	225,000	USD	258,839	$252,667	$6,172
05/05/2015	Goldman Sachs International	USD	244,605	EUR	225,000	252,667	8,062
05/08/2015	Deutsche Bank Securities Inc.	USD	1,650,000	INR	103,083,750	1,621,573	(28,427)
05/08/2015	Goldman Sachs International	USD	500,000	IDR	6,510,000,000	500,890	890
05/11/2015	Goldman Sachs International	EUR	375,000	USD	425,348	421,141	4,207
05/11/2015	Goldman Sachs International	USD	428,440	EUR	375,000	421,141	(7,299)
05/13/2015	Goldman Sachs International	EUR	220,000	USD	248,884	247,075	1,809
05/13/2015	Goldman Sachs International	USD	242,621	EUR	220,000	247,075	4,454
05/26/2015	Barclays Bank PLC	EUR	869,990	PLN	3,634,670	985,139	31,768
05/26/2015	Barclays Bank PLC	TRY	1,240,910	USD	465,707	460,661	5,046
05/26/2015	Deutsche Bank Securities Inc.	USD	495,829	TRY	1,240,910	460,661	(35,168)
05/26/2015	Deutsche Bank Securities Inc.	USD	542,236	ZAR	6,400,000	535,832	(6,404)
06/02/2015	Barclays Bank PLC	RUB	32,300,000	USD	618,537	618,811	(274)
06/02/2015	Barclays Bank PLC	USD	500,000	RUB	32,300,000	618,811	118,811
06/08/2015	Barclays Bank PLC	EUR	454,116	PLN	1,903,883	510,506	18,107
06/08/2015	Deutsche Bank Securities Inc.	PLN	1,903,883	EUR	470,676	522,873	496
06/22/2015	Goldman Sachs International	EUR	250,000	USD	274,172	280,911	(6,739)
06/22/2015	Goldman Sachs International	USD	275,849	EUR	250,000	280,911	5,062
Total forward foreign currency contracts — Currency Risk							$120,573

Currency Abbreviations:

EUR	– Euro
RUB	– Russian Ruble
IDR	– Indonesian Rupiah
TRY	– Turkish Lira
INR	– Indian Rupee
USD	– U.S. Dollar
PLN	– Poland Zloty
ZAR	– South African Rand

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Bank PLC	$173,732	$(274)	$173,458	$—	$—	$173,458
Deutsche Bank Securities Inc.	6,668	(6,668)	—	—	—	—
Goldman Sachs International	24,484	(14,038)	10,446	—	—	10,446
Total	$204,884	$(20,980)	$183,904	$—	$—	$183,904

15                         Invesco Emerging Market Local Currency Debt Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Bank PLC	$274	$(274)	$—	$—	$—	$—
Deutsche Bank Securities Inc.	69,999	(6,668)	63,331	—	—	63,331
Goldman Sachs International	14,038	(14,038)	—	—	—	—
Total	$84,311	$(20,980)	$63,331	$—	$—	$63,331

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$442,811	$348,538	$791,349

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $14,770,577 and $12,607,906, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$512,964
Aggregate unrealized (depreciation) of investment securities	(8,253,878)
Net unrealized appreciation (depreciation) of investment securities	$(7,740,914)

Cost of investments for tax purposes is $57,827,731.

16                         Invesco Emerging Market Local Currency Debt Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	124,101	$987,380	321,070	$2,828,536
Class B	20,625	160,955	1,439	12,454
Class C	15,553	122,776	45,525	401,566
Class R	2,200	17,117	4,893	42,740
Class Y	44,115	343,563	431,545	3,732,173
Class R5	—	—	10,888	94,010
Class R6	627,715	4,905,835	1,094,766	9,395,035

Issued as reinvestment of dividends:
Class A	18,968	148,977	37,699	329,768
Class B	786	6,148	1,571	13,739
Class C	3,258	25,583	8,028	70,247
Class R	1,206	9,453	2,638	23,048
Class Y	1,645	12,920	3,740	32,713
Class R5	198	1,591	1,081	9,459
Class R6	124,774	976,939	191,001	1,668,365

Automatic conversion of Class B shares to Class A shares:
Class A	4,084	31,982	5,777	50,624
Class B	(4,090)	(31,982)	(5,783)	(50,624)

Reacquired:
Class A	(262,722)	(2,087,853)	(677,777)	(5,907,658)
Class B	(5,732)	(45,662)	(18,311)	(158,403)
Class C	(63,169)	(509,719)	(174,584)	(1,515,091)
Class R	(1,470)	(11,410)	(37,933)	(334,410)
Class Y	(336,254)	(2,642,245)	(259,214)	(2,242,103)
Class R5	(19,292)	(151,635)	(21,876)	(190,500)
Class R6	(109,133)	(854,732)	(231,999)	(2,030,275)
Net increase in share activity	187,366	$1,415,981	734,184	$6,275,413

(a)	80% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

17                         Invesco Emerging Market Local Currency Debt Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Return of capital	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$8.49	$0.21	$(0.80)	$(0.59)	$(0.19)	$—	$—	$(0.19)	$7.71	(7.02)%	$7,629	1.23	%(e)	1.83	%(e)	4.97	%(e)	26%
Year ended 10/31/14	9.17	0.46	(0.77)	(0.31)	(0.06)	—	(0.31)	(0.37)	8.49	(3.44)	9,379	1.24		1.84		5.29		69
Year ended 10/31/13	9.88	0.48	(0.79)	(0.31)	(0.29)	—	(0.11)	(0.40)	9.17	(3.25)	12,998	1.24		1.77		4.96		31
Year ended 10/31/12	10.36	0.50	0.17	0.67	(0.88)	(0.24)	(0.03)	(1.15)	9.88	7.50	14,549	1.24		1.79		5.17		30
Year ended 10/31/11	11.11	0.53	(0.49)	0.04	(0.63)	(0.16)	—	(0.79)	10.36	0.34	12,886	1.23		1.86		4.97		106
Year ended 10/31/10(f)	10.00	0.21	1.07	1.28	(0.17)	—	—	(0.17)	11.11	12.90	1,776	1.24	(g)	1.76	(g)	5.06	(g)	22
Class B
Six months ended 04/30/15	8.48	0.18	(0.80)	(0.62)	(0.16)	—	—	(0.16)	7.70	(7.38)	407	1.98	(e)	2.58	(e)	4.22	(e)	26
Year ended 10/31/14	9.16	0.40	(0.78)	(0.38)	(0.05)	—	(0.25)	(0.30)	8.48	(4.17)	349	1.99		2.59		4.54		69
Year ended 10/31/13	9.87	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.16	(3.98)	570	1.99		2.52		4.21		31
Year ended 10/31/12	10.35	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.87	6.70	856	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.49)	(0.04)	(0.55)	(0.16)	—	(0.71)	10.35	(0.42)	843	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	455	1.99	(g)	2.51	(g)	4.31	(g)	22
Class C
Six months ended 04/30/15	8.49	0.18	(0.80)	(0.62)	(0.16)	—	—	(0.16)	7.71	(7.37)	1,696	1.98	(e)	2.58	(e)	4.22	(e)	26
Year ended 10/31/14	9.17	0.40	(0.78)	(0.38)	(0.05)	—	(0.25)	(0.30)	8.49	(4.16)	2,244	1.99		2.59		4.54		69
Year ended 10/31/13	9.88	0.41	(0.79)	(0.38)	(0.22)	—	(0.11)	(0.33)	9.17	(3.97)	3,532	1.99		2.52		4.21		31
Year ended 10/31/12	10.36	0.43	0.17	0.60	(0.81)	(0.24)	(0.03)	(1.08)	9.88	6.70	3,938	1.99		2.54		4.42		30
Year ended 10/31/11	11.10	0.45	(0.48)	(0.03)	(0.55)	(0.16)	—	(0.71)	10.36	(0.33)	3,079	1.98		2.61		4.22		106
Year ended 10/31/10(f)	10.00	0.18	1.07	1.25	(0.15)	—	—	(0.15)	11.10	12.52	314	1.99	(g)	2.51	(g)	4.31	(g)	22
Class R
Six months ended 04/30/15	8.48	0.20	(0.80)	(0.60)	(0.18)	—	—	(0.18)	7.70	(7.15)	433	1.48	(e)	2.08	(e)	4.72	(e)	26
Year ended 10/31/14	9.17	0.44	(0.78)	(0.34)	(0.06)	—	(0.29)	(0.35)	8.48	(3.79)	460	1.49		2.09		5.04		69
Year ended 10/31/13	9.87	0.46	(0.78)	(0.32)	(0.27)	—	(0.11)	(0.38)	9.17	(3.39)	776	1.49		2.02		4.71		31
Year ended 10/31/12	10.36	0.48	0.16	0.64	(0.86)	(0.24)	(0.03)	(1.13)	9.87	7.13	946	1.49		2.04		4.92		30
Year ended 10/31/11	11.11	0.49	(0.48)	0.01	(0.60)	(0.16)	—	(0.76)	10.36	0.09	386	1.48		2.11		4.72		106
Year ended 10/31/10(f)	10.00	0.20	1.07	1.27	(0.16)	—	—	(0.16)	11.11	12.81	44	1.49	(g)	2.01	(g)	4.81	(g)	22
Class Y
Six months ended 04/30/15	8.49	0.22	(0.80)	(0.58)	(0.20)	—	—	(0.20)	7.71	(6.91)	404	0.98	(e)	1.58	(e)	5.22	(e)	26
Year ended 10/31/14	9.17	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.49	(3.20)	2,911	0.99		1.59		5.54		69
Year ended 10/31/13	9.88	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.17	(3.01)	1,529	0.99		1.52		5.21		31
Year ended 10/31/12	10.37	0.52	0.17	0.69	(0.91)	(0.24)	(0.03)	(1.18)	9.88	7.67	1,867	0.99		1.54		5.42		30
Year ended 10/31/11	11.11	0.56	(0.49)	0.07	(0.65)	(0.16)	—	(0.81)	10.37	0.69	1,131	0.98		1.61		5.22		106
Year ended 10/31/10(f)	10.00	0.22	1.07	1.29	(0.18)	—	—	(0.18)	11.11	13.00	432	0.99	(g)	1.51	(g)	5.31	(g)	22
Class R5
Six months ended 04/30/15	8.48	0.22	(0.80)	(0.58)	(0.20)	—	—	(0.20)	7.70	(6.92)	22	0.98	(e)	1.32	(e)	5.22	(e)	26
Year ended 10/31/14	9.16	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.48	(3.20)	186	0.99		1.31		5.54		69
Year ended 10/31/13	9.87	0.51	(0.79)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	291	0.99		1.36		5.21		31
Year ended 10/31/12	10.35	0.52	0.18	0.70	(0.91)	(0.24)	(0.03)	(1.18)	9.87	7.78	457	0.99		1.28		5.42		30
Year ended 10/31/11	11.11	0.56	(0.51)	0.05	(0.65)	(0.16)	—	(0.81)	10.35	0.50	28,952	0.98		1.36		5.22		106
Year ended 10/31/10(f)	10.00	0.21	1.08	1.29	(0.18)	—	—	(0.18)	11.11	13.00	70,233	0.99	(g)	1.29	(g)	5.31	(g)	22
Class R6
Six months ended 04/30/15	8.48	0.22	(0.79)	(0.57)	(0.20)	—	—	(0.20)	7.71	(6.79)	40,947	0.98	(e)	1.30	(e)	5.22	(e)	26
Year ended 10/31/14	9.16	0.49	(0.78)	(0.29)	(0.06)	—	(0.33)	(0.39)	8.48	(3.21)	39,617	0.99		1.30		5.54		69
Year ended 10/31/13	9.87	0.50	(0.78)	(0.28)	(0.32)	—	(0.11)	(0.43)	9.16	(3.01)	33,125	0.99		1.29		5.21		31
Year ended 10/31/12(f)	9.83	0.06	0.01	0.07	(0.00)	—	(0.03)	(0.03)	9.87	0.66	30,375	0.99	(g)	1.26	(g)	5.42	(g)	30

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, which were less than $0.005 per share, for fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $8,150, $329, $1,814, $433, $1,344, $66 and $39,327 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of June 16, 2010 for Class A, Class B, Class C, Class R, Class Y and Class R5 and September 24, 2012 for Class R6 shares, respectively.
(g)	Annualized.

18                         Invesco Emerging Market Local Currency Debt Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$929.80	$5.89	$1,018.70	$6.16	1.23%
B	1,000.00	927.40	9.46	1,014.98	9.89	1.98
C	1,000.00	926.30	9.46	1,014.98	9.89	1.98
R	1,000.00	928.50	7.08	1,017.46	7.40	1.48
Y	1,000.00	930.90	4.69	1,019.93	4.91	0.98
R5	1,000.00	930.80	4.69	1,019.93	4.91	0.98
R6	1,000.00	932.10	4.69	1,019.93	4.91	0.98

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Emerging Market Local Currency Debt Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	EMLCD-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Emerging Markets Equity Fund
Nasdaq:
A: IEMAX ¡ C: IEMCX ¡ R: IEMRX ¡ Y: IEMYX ¡ R5: IEMIX ¡ R6: EMEFX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front–end sales charges, which would have reduced performance.

Class A Shares	1.65%
Class C Shares	1.33
Class R Shares	1.69
Class Y Shares	1.86
Class R5 Shares	1.86
Class R6 Shares	1.72
MSCI EAFE Index▼ (Broad Market Index)	6.81
MSCI Emerging Markets Index▼ (Style-Specific Index)	3.92
Lipper Emerging Market Funds Index■ (Peer Group Index)	0.71
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets IndexSM is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging markets funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (5/31/11)	–7.00%
1 Year	–1.08
Class C Shares
Inception (5/31/11)	–6.34%
1 Year	2.97
Class R Shares
Inception (5/31/11)	–5.88%
1 Year	4.46
Class Y Shares
Inception (5/31/11)	–5.43%
1 Year	5.03
Class R5 Shares
Inception (5/31/11)	–5.43%
1 Year	5.03
Class R6 Shares
Inception	–5.51%
1 Year	4.89

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (5/31/11)	–8.40%
1 Year	–4.39
Class C Shares
Inception (5/31/11)	–7.75%
1 Year	–0.72
Class R Shares
Inception (5/31/11)	–7.27%
1 Year	0.79
Class Y Shares
Inception (5/31/11)	–6.85%
1 Year	1.35
Class R5 Shares
Inception (5/31/11)	–6.85%
1 Year	1.35
Class R6 Shares
Inception	–6.90%
1 Year	1.35

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1

fees applicable to Class A shares.     The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.59%, 3.34%, 2.84%, 2.34%, 2.04% and 2.02%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

2                          Invesco Emerging Markets Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Emerging Markets Equity Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–101.72%
Brazil–9.27%
BB Seguridade Participacoes S.A.	55,500	$639,981
Cielo S.A.	23,400	321,947
Grendene S.A.	93,300	557,440
M Dias Branco S.A.	12,600	358,841
Raia Drogasil S.A.	39,200	442,784
Via Varejo S.A.	65,400	406,376
		2,727,369

Chile–1.50%
Banco de Credito e Inversiones (BCI)	8,838	440,528

China–23.83%
Alibaba Group Holding Ltd.–ADR(a)	7,341	596,750
Baidu, Inc.–ADR(a)	3,416	684,156
Bank of China Ltd.–Class H	1,262,000	867,874
China Construction Bank Corp.–Class H	1,030,000	1,003,355
Haitian International Holdings Ltd.	210,000	523,476
Lenovo Group Ltd.	416,000	719,231
Shenzhou International Group Holdings Ltd.	150,000	707,374
Sinopharm Group Co.–Class H	92,800	440,779
Tencent Holdings Ltd.	71,100	1,468,398
		7,011,393

Hong Kong–5.26%
AIA Group Ltd.	88,000	588,143
Standard Chartered PLC	20,250	332,096
Techtronic Industries Co. Ltd.	176,500	627,389
		1,547,628

India–11.04%
Axis Bank Ltd.	61,994	553,925
Emami Ltd.	14,738	215,895
Kaveri Seed Co. Ltd.	29,785	392,389
LIC Housing Finance Ltd.	59,450	402,358
Maruti Suzuki India Ltd.	8,796	515,630
Motherson Sumi Systems Ltd.	69,214	550,187
Tata Consultancy Services Ltd.	15,978	619,779
		3,250,163

Indonesia–3.18%
PT Bank Rakyat Indonesia Persero Tbk	491,900	440,384
PT Matahari Department Store Tbk	366,100	494,234
		934,618

Malaysia–2.99%
Berjaya Auto Berhad	425,100	481,142
Kossan Rubber Industries Berhad	238,000	398,032
		879,174

	Shares	Value
Mexico–3.30%
Grupo Financiero Inbursa, SAB de C.V.–Class O	235,200	$561,971
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	186,100	409,835
		971,806

Peru–1.53%
Intercorp Financial Services Inc.	15,050	449,845

Russia–2.81%
Magnit PJSC–REGS–GDR(b)	7,394	407,779
Sberbank of Russia–ADR	70,559	419,013
		826,792

South Africa–6.85%
Life Healthcare Group Holdings Ltd.	154,038	526,892
Mr. Price Group Ltd.	32,666	698,667
MTN Group Ltd.	39,492	791,629
		2,017,188

South Korea–15.28%
CJ CGV Co., Ltd.	7,032	520,699
Coway Co., Ltd.	6,074	511,505
Grand Korea Leisure Co., Ltd.	15,592	560,549
Hanssem Co., Ltd.	4,826	890,995
KEPCO Plant Service & Engineering Co., Ltd.	4,929	447,259
Samsung Electronics Co., Ltd.	1,193	1,564,214
		4,495,221

Taiwan–10.73%
King Slide Works Co., Ltd.	37,000	582,570
President Chain Store Corp.	88,000	651,682
Taiwan Semiconductor Manufacturing Co. Ltd.	278,000	1,342,258
Yungtay Engineering Co., Ltd.	253,000	581,651
		3,158,161

Thailand–1.60%
Kasikornbank PCL	74,500	472,401

Turkmenistan–1.65%
Dragon Oil PLC	51,117	485,634

United Kingdom–0.90%
SABMiller PLC	4,981	263,924
Total Common Stocks & Other Equity Interests (Cost $27,314,437)		29,931,845

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Emerging Markets Equity Fund

	Shares	Value
Money Market Funds–1.14%
Liquid Assets Portfolio–Institutional Class(c)	167,519	$167,519
Premier Portfolio–Institutional Class(c)	167,520	167,520
Total Money Market Funds (Cost $335,039)		335,039
TOTAL INVESTMENTS–102.86% (Cost $27,649,476)		30,266,884
OTHER ASSETS LESS LIABILITIES–(2.86)%		(840,097)
NET ASSETS–100.00%		$29,426,787

Investment Abbreviations:

ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2015 represented 1.39% of the Fund’s Net Assets.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Total Investments

as of April 30, 2015

Consumer Discretionary	24.8%
Information Technology	24.2
Financials	23.7
Consumer Staples	10.4
Industrials	7.1
Health Care	4.5
Telecommunication Services	2.6
Energy	1.6
Money Market Funds	1.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Emerging Markets Equity Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $27,314,437)	$29,931,845
Investments in affiliated money market funds, at value and cost	335,039
Total investments, at value (Cost $27,649,476)	30,266,884
Foreign currencies, at value (Cost $234,863)	236,544
Receivable for:
Investments sold	60,717
Fund shares sold	47,507
Dividends	28,616
Fund expenses absorbed	6,110
Investment for trustee deferred compensation and retirement plans	16,974
Other assets	47,763
Total assets	30,711,115

Liabilities:
Payable for:
Investments purchased	313,403
Fund shares reacquired	829,821
Accrued foreign taxes	27,591
Accrued fees to affiliates	17,298
Accrued trustees’ and officers’ fees and benefits	1,797
Accrued other operating expenses	76,701
Trustee deferred compensation and retirement plans	17,717
Total liabilities	1,284,328
Net assets applicable to shares outstanding	$29,426,787

Net assets consist of:
Shares of beneficial interest	$31,203,620
Undistributed net investment income (loss)	(47,024)
Undistributed net realized gain (loss)	(4,348,881)
Net unrealized appreciation	2,619,072
$29,426,787

Net Assets:
Class A	$11,900,002
Class C	$2,938,248
Class R	$1,282,843
Class Y	$3,836,242
Class R5	$1,040,227
Class R6	$8,429,225

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,549,499
Class C	386,750
Class R	167,597
Class Y	499,870
Class R5	135,481
Class R6	1,097,158
Class A:
Net asset value per share	$7.68
Maximum offering price per share
(Net asset value of $7.68 ÷ 94.50%)	$8.13
Class C:
Net asset value and offering price per share	$7.60
Class R:
Net asset value and offering price per share	$7.65
Class Y:
Net asset value and offering price per share	$7.67
Class R5:
Net asset value and offering price per share	$7.68
Class R6:
Net asset value and offering price per share	$7.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Emerging Markets Equity Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $29,244)	$219,714
Dividends from affiliated money market funds	200
Total investment income	219,914

Expenses:
Advisory fees	129,790
Administrative services fees	24,794
Custodian fees	28,004
Distribution fees:
Class A	14,700
Class C	13,582
Class R	3,028
Transfer agent fees — A, C, R and Y	33,279
Transfer agent fees — R5	23
Transfer agent fees — R6	28
Trustees’ and officers’ fees and benefits	9,640
Registration and filing fees	38,057
Professional services fees	24,349
Other	16,814
Total expenses	336,088
Less: Fees waived and expenses reimbursed	(83,384)
Net expenses	252,704
Net investment income (loss)	(32,790)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(1,662,520)
Foreign currencies	(30,535)
(1,693,055)
Change in net unrealized appreciation of:
Investment securities	2,483,471
Foreign currencies	2,932
2,486,403
Net realized and unrealized gain	793,348
Net increase in net assets resulting from operations	$760,558

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Emerging Markets Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(32,790)	$202,600
Net realized gain (loss)	(1,693,055)	(270,741)
Change in net unrealized appreciation	2,486,403	122,931
Net increase in net assets resulting from operations	760,558	54,790

Distributions to shareholders from net investment income:
Class A	(44,461)	(121,978)
Class C	—	(8,695)
Class R	(2,660)	(5,311)
Class Y	(24,019)	(4,449)
Class R5	(6,406)	(3,472)
Class R6	(59,556)	(81,720)
Total distributions from net investment income	(137,102)	(225,625)

Share transactions–net:
Class A	866,487	(4,506,049)
Class C	69,346	640,555
Class R	(69,597)	588,496
Class Y	483,459	2,890,104
Class R5	141,935	516,559
Class R6	183,789	(472,445)
Net increase (decrease) in net assets resulting from share transactions	1,675,419	(342,780)
Net increase (decrease) in net assets	2,298,875	(513,615)

Net assets:
Beginning of period	27,127,912	27,641,527
End of period (includes undistributed net investment income (loss) of $(47,024) and $122,868, respectively)	$29,426,787	$27,127,912

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Emerging Markets Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net

8                         Invesco Emerging Markets Equity Fund

asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

9                         Invesco Emerging Markets Equity Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

10                         Invesco Emerging Markets Equity Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.85%, 2.60%, 2.10%, 1.60%, 1.60% and 1.60% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $50,055 and reimbursed class level expenses of $20,594, $4,757, $2,121, $5,806, $23 and $28 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $4,265 in front-end sales commissions from the sale of Class A shares and $3 and $334 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Emerging Markets Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $1,202,349 and from Level 2 to Level 1 of $8,061,231, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$2,727,369	$—	$—	$2,727,369
Chile	440,528	—	—	440,528
China	5,102,216	1,909,177	—	7,011,393
Hong Kong	1,215,532	332,096	—	1,547,628
India	550,187	2,699,976	—	3,250,163
Indonesia	494,234	440,384	—	934,618
Malaysia	—	879,174	—	879,174
Mexico	971,806	—	—	971,806
Peru	449,845	—	—	449,845
Russia	407,779	419,013	—	826,792
South Africa	698,667	1,318,521	—	2,017,188
South Korea	2,040,013	2,455,208	—	4,495,221
Taiwan	—	3,158,161	—	3,158,161
Thailand	—	472,401	—	472,401
Turkmenistan	—	485,634	—	485,634
United Kingdom	—	263,924	—	263,924
United States	335,039	—	—	335,039
Total Investments	$15,433,215	$14,833,669	$—	$30,266,884

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

12                         Invesco Emerging Markets Equity Fund

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$851,527	$1,747,143	$2,598,670

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $18,555,003 and $15,728,801, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$3,615,272
Aggregate unrealized (depreciation) of investment securities	(1,055,015)
Net unrealized appreciation of investment securities	$2,560,257

Cost of investments for tax purposes is $27,706,627.

13                         Invesco Emerging Markets Equity Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	776,760	$5,562,819	826,496	$6,210,865
Class C	71,166	509,556	179,248	1,317,911
Class R	32,373	233,665	97,020	714,181
Class Y	73,926	541,671	391,758	3,010,217
Class R5	27,217	210,117	69,420	513,251
Class R6	115,002	814,045	51,867	386,284

Issued as reinvestment of dividends:
Class A	6,447	44,096	13,876	100,046
Class C	—	—	1,162	8,339
Class R	387	2,644	730	5,260
Class Y	3,509	23,965	607	4,377
Class R5	918	6,282	459	3,308
Class R6	8,707	59,556	11,319	81,720

Reacquired:
Class A	(638,748)	(4,740,428)	(1,443,468)	(10,816,960)
Class C	(61,402)	(440,210)	(93,773)	(685,695)
Class R	(42,796)	(305,906)	(17,429)	(130,945)
Class Y	(11,556)	(82,177)	(16,439)	(124,490)
Class R5	(10,622)	(74,464)	—	—
Class R6	(94,195)	(689,812)	(125,987)	(940,449)
Net increase (decrease) in share activity	257,093	$1,675,419	(53,134)	$(342,780)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 24% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 29% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

14                         Invesco Emerging Markets Equity Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$7.58	$(0.01)	$0.14	$0.13	$(0.03)	$—	$(0.03)	$7.68	1.79%	$11,900	1.85	%(d)	2.56	%(d)	(0.27	)%(d)	57%
Year ended 10/31/14	7.61	0.06	(0.03)	0.03	(0.06)	—	(0.06)	7.58	0.44	10,654	1.85		2.57		0.74		94
Year ended 10/31/13	7.61	0.05	0.03	0.08	(0.08)	—	(0.08)	7.61	1.06	15,284	1.85		2.75		0.68		41
Year ended 10/31/12	8.07	0.11	(0.47)	(0.36)	(0.07)	(0.03)	(0.10)	7.61	(4.51)	10,187	1.85		3.44		1.36		34
Year ended 10/31/11(e)	10.00	0.03	(1.96)	(1.93)	—	—	—	8.07	(19.30)	4,019	1.84	(f)	5.28	(f)	0.87	(f)	16
Class C
Six months ended 04/30/15	7.49	(0.04)	0.15	0.11	—	—	—	7.60	1.47	2,938	2.60	(d)	3.31	(d)	(1.02	)(d)	57
Year ended 10/31/14	7.55	—	(0.03)	(0.03)	(0.03)	—	(0.03)	7.49	(0.40)	2,825	2.60		3.32		(0.01)		94
Year ended 10/31/13	7.55	(0.01)	0.04	0.03	(0.03)	—	(0.03)	7.55	0.40	2,191	2.60		3.50		(0.07)		41
Year ended 10/31/12	8.05	0.04	(0.47)	(0.43)	(0.04)	(0.03)	(0.07)	7.55	(5.28)	1,150	2.60		4.19		0.61		34
Year ended 10/31/11(e)	10.00	0.00	(1.95)	(1.95)	—	—	—	8.05	(19.50)	236	2.59	(f)	6.03	(f)	0.12	(f)	16
Class R
Six months ended 04/30/15	7.55	(0.02)	0.14	0.12	(0.02)	—	(0.02)	7.65	1.56	1,283	2.10	(d)	2.81	(d)	(0.52	)(d)	57
Year ended 10/31/14	7.59	0.04	(0.03)	0.01	(0.05)	—	(0.05)	7.55	0.17	1,341	2.10		2.82		0.49		94
Year ended 10/31/13	7.58	0.03	0.04	0.07	(0.06)	—	(0.06)	7.59	0.97	739	2.10		3.00		0.43		41
Year ended 10/31/12	8.06	0.08	(0.47)	(0.39)	(0.06)	(0.03)	(0.09)	7.58	(4.86)	76	2.10		3.69		1.11		34
Year ended 10/31/11(e)	10.00	0.02	(1.96)	(1.94)	—	—	—	8.06	(19.40)	9	2.09	(f)	5.53	(f)	0.62	(f)	16
Class Y
Six months ended 04/30/15	7.59	0.00	0.13	0.13	(0.05)	—	(0.05)	7.67	1.86	3,836	1.60	(d)	2.31	(d)	(0.02	)(d)	57
Year ended 10/31/14	7.62	0.08	(0.04)	0.04	(0.07)	—	(0.07)	7.59	0.60	3,295	1.60		2.32		0.99		94
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	442	1.60		2.50		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	281	1.60		3.19		1.61		34
Year ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	38	1.59	(f)	5.03	(f)	1.12	(f)	16
Class R5
Six months ended 04/30/15	7.60	0.00	0.13	0.13	(0.05)	—	(0.05)	7.68	1.86	1,040	1.60	(d)	1.97	(d)	(0.02	)(d)	57
Year ended 10/31/14	7.62	0.07	(0.02)	0.05	(0.07)	—	(0.07)	7.60	0.74	896	1.60		2.02		0.99		94
Year ended 10/31/13	7.61	0.07	0.04	0.11	(0.10)	—	(0.10)	7.62	1.42	366	1.60		2.26		0.93		41
Year ended 10/31/12	8.07	0.12	(0.47)	(0.35)	(0.08)	(0.03)	(0.11)	7.61	(4.31)	118	1.60		2.90		1.61		34
Year ended 10/31/11(e)	10.00	0.04	(1.97)	(1.93)	—	—	—	8.07	(19.30)	7,720	1.59	(f)	4.86	(f)	1.12	(f)	16
Class R6
Six months ended 04/30/15	7.60	0.00	0.13	0.13	(0.05)	—	(0.05)	7.68	1.86	8,429	1.60	(d)	1.96	(d)	(0.02	)(d)	57
Year ended 10/31/14	7.62	0.07	(0.02)	0.05	(0.07)	—	(0.07)	7.60	0.73	8,116	1.60		2.00		0.99		94
Year ended 10/31/13	7.62	0.07	0.03	0.10	(0.10)	—	(0.10)	7.62	1.28	8,619	1.60		2.21		0.93		41
Year ended 10/31/12(e)	7.85	0.01	(0.24)	(0.23)	—	—	—	7.62	(2.93)	7,488	1.60	(f)	1.79	(f)	1.61	(f)	34

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $11,857, $2,739, $1,221, $3,343, $818 and $8,015 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of May 31, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

15                         Invesco Emerging Markets Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,016.50	$9.25	$1,015.62	$9.25	1.85%
C	1,000.00	1,013.30	12.98	1,011.90	12.97	2.60
R	1,000.00	1,016.90	10.50	1,014.38	10.49	2.10
Y	1,000.00	1,018.60	8.01	1,016.86	8.00	1.60
R5	1,000.00	1,018.60	8.01	1,016.86	8.00	1.60
R6	1,000.00	1,017.20	8.00	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Emerging Markets Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	EME-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Endeavor Fund
Nasdaq:
A: ATDAX ¡ B: ATDBX ¡ C: ATDCX ¡ R: ATDRX ¡ Y: ATDYX ¡ R5: ATDIX ¡ R6: ATDFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	2.98%
Class B Shares	2.63
Class C Shares	2.63
Class R Shares	2.86
Class Y Shares	3.13
Class R5 Shares	3.20
Class R6 Shares	3.24
S&P 500 Index‚ (Broad Market Index)	4.40
Russell Midcap Index‚ (Style-Specific Index)	5.87
Lipper Mid-Cap Core Funds Index■ (Peer Group Index)	5.79
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell Midcap® Index is an unmanaged index considered representative of mid-cap stocks.

The Russell Midcap Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Mid-Cap Core Funds Index is an unmanaged index considered representative of mid-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Endeavor Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.92%
10 Years	9.55
5 Years	10.67
1 Year	0.88

Class B Shares
Inception (11/4/03)	9.90%
10 Years	9.51
5 Years	10.83
1 Year	1.22

Class C Shares
Inception (11/4/03)	9.67%
10 Years	9.35
5 Years	11.09
1 Year	5.03

Class R Shares
Inception (4/30/04)	9.84%
10 Years	9.91
5 Years	11.65
1 Year	6.53

Class Y Shares
10 Years	10.36%
5 Years	12.21
1 Year	7.05

Class R5 Shares
Inception (4/30/04)	10.63%
10 Years	10.71
5 Years	12.40
1 Year	7.15

Class R6 Shares
10 Years	10.30%
5 Years	12.20
1 Year	7.24

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	9.84%
10 Years	8.90
5 Years	11.09
1 Year	–1.51

Class B Shares
Inception (11/4/03)	9.82%
10 Years	8.86
5 Years	11.27
1 Year	–1.19

Class C Shares
Inception (11/4/03)	9.59%
10 Years	8.70
5 Years	11.50
1 Year	2.53

Class R Shares
Inception (4/30/04)	9.76%
10 Years	9.25
5 Years	12.09
1 Year	3.99

Class Y Shares
10 Years	9.70%
5 Years	12.64
1 Year	4.50

Class R5 Shares
Inception (4/30/04)	10.55%
10 Years	10.05
5 Years	12.84
1 Year	4.65

Class R6 Shares
10 Years	9.64%
5 Years	12.62
1 Year	4.74

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.30%, 2.05%, 2.05%, 1.55%, 1.05%, 0.94% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares was

1.33%, 2.08%, 2.08%, 1.58%, 1.08%, 0.97% and 0.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3	Invesco Endeavor Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Endeavor Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–79.50%
Agricultural & Farm Machinery–2.27%
Deere & Co.	121,873	$11,031,944

Air Freight & Logistics–1.82%
Echo Global Logistics, Inc.	306,717	8,864,121

Airlines–1.99%
Ryanair Holdings PLC–ADR (Ireland)(b)	148,800	9,649,680

Apparel Retail–4.87%
Francesca’s Holdings Corp.(b)	601,006	10,175,031
Ross Stores, Inc.	136,286	13,475,960
		23,650,991

Brewers–2.10%
Molson Coors Brewing Co.–Class B	138,455	10,177,827

Communications Equipment–3.34%
Plantronics, Inc.	304,828	16,238,188

Construction & Engineering–3.67%
Orion Marine Group, Inc.(b)(c)	2,116,559	17,821,427

Consumer Finance–3.01%
Encore Capital Group, Inc.(b)	361,613	14,623,630

Environmental & Facilities Services–3.63%
Newalta Corp. (Canada)	1,294,156	17,625,152

Health Care Distributors–1.69%
Patterson Cos. Inc.	174,647	8,200,550

Health Care Equipment–3.15%
Zimmer Holdings, Inc.	139,130	15,282,039

Home Entertainment Software–2.79%
Activision Blizzard, Inc.	593,290	13,535,911

Industrial Conglomerates–3.34%
DCC PLC (Ireland)	254,531	16,225,652

Integrated Oil & Gas–2.95%
Cenovus Energy Inc. (Canada)	760,723	14,332,919

IT Consulting & Other Services–3.04%
Cognizant Technology Solutions Corp.–Class A(b)	252,323	14,770,989

Life & Health Insurance–2.78%
Unum Group	394,920	13,490,467

Managed Health Care–2.56%
UnitedHealth Group Inc.	111,739	12,447,725

	Shares	Value
Multi-Line Insurance–2.12%
Vienna Insurance Group AG Wiener Versicherung Gruppe (Austria)	258,042	$10,281,213

Oil & Gas Drilling–1.78%
Patterson-UTI Energy, Inc.	387,284	8,655,797

Oil & Gas Exploration & Production–6.50%
Devon Energy Corp.	170,289	11,615,413
Ultra Petroleum Corp.(b)	1,170,339	19,930,873
		31,546,286

Paper Products–0.22%
Fortress Paper Ltd.–Class A (Canada)(b)	575,700	1,092,799

Real Estate Operating Companies–3.80%
Brookfield Property Partners L.P.	795,544	18,432,755

Research & Consulting Services–2.76%
FTI Consulting, Inc.(b)	325,661	13,387,924

Semiconductor Equipment–2.15%
Ultratech, Inc.(b)	523,867	10,456,385

Technology Distributors–3.90%
CDW Corp.	493,803	18,922,531

Trading Companies & Distributors–5.28%
Grafton Group PLC (Ireland)(d)	954,395	12,072,356
Titan Machinery, Inc.(b)	925,357	13,556,480
		25,628,836

Trucking–1.99%
Con-way Inc.	234,804	9,650,444
Total Common Stocks & Other Equity Interests (Cost $309,302,999)		386,024,182

Money Market Funds–20.64%
Liquid Assets Portfolio–Institutional Class(e)	50,116,684	50,116,684
Premier Portfolio–Institutional Class(e)	50,116,685	50,116,685
Total Money Market Funds (Cost $100,233,369)		100,233,369
TOTAL INVESTMENTS–100.14% (Cost $409,536,368)		486,257,551
OTHER ASSETS LESS LIABILITIES–(0.14)%		(677,051)
NET ASSETS–100.00%		$485,580,500

Investment Abbreviations:

ADR	– American Depositary Receipt

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Endeavor Fund

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The value of this security as of April 30, 2015 represented 3.67% of the Fund’s Net Assets. See Note 4.
(d)	Each unit represents one ordinary share, seventeen Class A shares and one Class C share.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Industrials	26.8%
Information Technology	15.2
Financials	11.7
Energy	11.2
Health Care	7.4
Consumer Discretionary	4.9
Consumer Staples	2.1
Materials	0.2
Money Market Funds Plus Other Assets Less Liabilities	20.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Endeavor Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $289,978,259)	$368,202,755
Investments in affiliates, at value (Cost $119,558,109)	118,054,796
Total investments, at value (Cost $409,536,368)	486,257,551
Foreign currencies, at value (Cost $187)	186
Receivable for:
Investments sold	261,893
Fund shares sold	397,140
Dividends	371,380
Investment for trustee deferred compensation and retirement plans	65,368
Other assets	44,066
Total assets	487,397,584

Liabilities:
Payable for:
Fund shares reacquired	1,350,657
Accrued fees to affiliates	300,920
Accrued trustees’ and officers’ fees and benefits	2,305
Accrued other operating expenses	90,122
Trustee deferred compensation and retirement plans	73,080
Total liabilities	1,817,084
Net assets applicable to shares outstanding	$485,580,500

Net assets consist of:
Shares of beneficial interest	$383,787,548
Undistributed net investment income (loss)	(284,854)
Undistributed net realized gain	25,373,671
Net unrealized appreciation	76,704,135
$485,580,500

Net Assets:
Class A	$184,264,211
Class B	$3,688,205
Class C	$52,294,086
Class R	$32,135,266
Class Y	$65,678,926
Class R5	$44,429,918
Class R6	$103,089,888

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	8,732,061
Class B	191,825
Class C	2,718,287
Class R	1,562,396
Class Y	3,058,101
Class R5	2,027,117
Class R6	4,694,273
Class A:
Net asset value per share	$21.10
Maximum offering price per share
(Net asset value of $21.10 ÷ 94.50%)	$22.33
Class B:
Net asset value and offering price per share	$19.23
Class C:
Net asset value and offering price per share	$19.24
Class R:
Net asset value and offering price per share	$20.57
Class Y:
Net asset value and offering price per share	$21.48
Class R5:
Net asset value and offering price per share	$21.92
Class R6:
Net asset value and offering price per share	$21.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Endeavor Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $85,659)	$2,672,480
Dividends from affiliates	25,406
Total investment income	2,697,886

Expenses:
Advisory fees	1,819,068
Administrative services fees	71,604
Custodian fees	13,932
Distribution fees:
Class A	232,676
Class B	22,236
Class C	263,769
Class R	82,737
Transfer agent fees — A, B, C, R and Y	383,165
Transfer agent fees — R5	23,044
Transfer agent fees — R6	2,842
Trustees’ and officers’ fees and benefits	13,748
Other	105,399
Total expenses	3,034,220
Less: Fees waived and expense offset arrangement(s)	(76,576)
Net expenses	2,957,644
Net investment income (loss)	(259,758)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	25,773,034
Foreign currencies	(55,995)
25,717,039
Change in net unrealized appreciation (depreciation) of:
Investment securities	(10,643,884)
Foreign currencies	(10,575)
(10,654,459)
Net realized and unrealized gain	15,062,580
Net increase in net assets resulting from operations	$14,802,822

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Endeavor Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(259,758)	$(1,867,193)
Net realized gain	25,717,039	48,486,410
Change in net unrealized appreciation (depreciation)	(10,654,459)	5,744,705
Net increase in net assets resulting from operations	14,802,822	52,363,922

Distributions to shareholders from net investment income:
Class A	—	(102,781)
Class Y	—	(236,467)
Class R5	—	(102,797)
Class R6	—	(360,531)
Total distributions from net investment income	—	(802,576)

Distributions to shareholders from net realized gains:
Class A	(16,971,372)	(7,305,132)
Class B	(453,713)	(250,992)
Class C	(5,169,171)	(2,092,673)
Class R	(3,063,577)	(1,486,839)
Class Y	(6,396,326)	(3,765,978)
Class R5	(4,210,075)	(1,275,689)
Class R6	(8,572,104)	(3,726,638)
Total distributions from net realized gains	(44,836,338)	(19,903,941)

Share transactions–net:
Class A	3,467,494	(772,225)
Class B	(825,313)	(1,354,164)
Class C	2,565,247	1,283,102
Class R	(367,191)	(2,178,156)
Class Y	(2,015,920)	(24,722,768)
Class R5	(2,093,835)	15,279,456
Class R6	7,862,594	3,074,206
Net increase (decrease) in net assets resulting from share transactions	8,593,076	(9,390,549)
Net increase (decrease) in net assets	(21,440,440)	22,266,856

Net assets:
Beginning of period	507,020,940	484,754,084
End of period (includes undistributed net investment income (loss) of $(284,854) and $(25,096), respectively)	$485,580,500	$507,020,940

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Endeavor Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of seven different classes of shares: Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to

9                         Invesco Endeavor Fund

contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the

10                         Invesco Endeavor Fund

Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

11                         Invesco Endeavor Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.74%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $75,980.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

12                         Invesco Endeavor Fund

proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $30,504 in front-end sales commissions from the sale of Class A shares and $1,233, $1,476 and $1,535 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$459,750,686	$26,506,865	$—	$486,257,551

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value 04/30/15	Interest/ Dividend Income
Orion Marine Group, Inc.	$20,653,835	$2,045,386	$—	$(4,877,794)	$—	$17,821,427	$—
Pike Corp.	21,536,680	—	(21,644,904)	(5,149,332)	5,257,556	—	—
Total	$42,190,515	$2,045,386	$(21,644,904)	$(10,027,126)	$5,257,556	$17,821,427	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $596.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

13                         Invesco Endeavor Fund

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $39,096,425 and $78,878,508, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$110,483,558
Aggregate unrealized (depreciation) of investment securities	(34,048,064)
Net unrealized appreciation of investment securities	$76,435,494

Cost of investments for tax purposes is $409,822,057.

14                         Invesco Endeavor Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	816,973	$17,194,474	2,202,819	$47,616,201
Class B	7,306	145,513	16,309	322,237
Class C	193,223	3,711,081	625,657	12,500,340
Class R	228,762	4,642,874	563,317	11,918,520
Class Y	639,044	13,516,217	1,372,425	30,187,144
Class R5	328,576	7,195,132	1,479,829	33,518,859
Class R6	291,683	6,151,066	612,303	13,557,403

Issued as reinvestment of dividends:
Class A	804,187	15,947,033	337,777	6,877,134
Class B	23,396	423,933	12,504	236,332
Class C	269,529	4,886,566	105,401	1,993,123
Class R	158,224	3,061,643	74,491	1,486,839
Class Y	248,068	5,001,049	106,184	2,189,519
Class R5	177,190	3,644,799	54,806	1,149,279
Class R6	416,122	8,572,104	194,812	4,087,168

Automatic conversion of Class B shares to Class A shares:
Class A	45,946	971,893	45,124	978,925
Class B	(50,318)	(971,893)	(48,729)	(978,925)

Reacquired:
Class A	(1,456,429)	(30,645,906)	(2,589,180)	(56,244,485)
Class B	(21,736)	(422,866)	(46,881)	(933,808)
Class C	(314,796)	(6,032,400)	(659,583)	(13,210,361)
Class R	(393,446)	(8,071,708)	(732,292)	(15,583,515)
Class Y	(967,577)	(20,533,186)	(2,646,470)	(57,099,431)
Class R5	(595,030)	(12,933,766)	(864,925)	(19,388,682)
Class R6	(313,162)	(6,860,576)	(637,396)	(14,570,365)
Net increase (decrease) in share activity	535,735	$8,593,076	(421,698)	$(9,390,549)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 13% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

15                         Invesco Endeavor Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$22.57	$(0.02)	$0.56	$0.54	$—	$(2.01)	$(2.01)	$21.10	2.98%	$184,264	1.26	%(d)	1.29	%(d)	(0.17	)%(d)	10%
Year ended 10/31/14	21.18	(0.09)	2.35	2.26	(0.01)	(0.86)	(0.87)	22.57	11.13	192,326	1.26		1.29		(0.43)		27
Year ended 10/31/13	18.19	(0.00)	4.78	4.78	(0.06)	(1.73)	(1.79)	21.18	28.78	180,568	1.26		1.30		(0.02)		20
Year ended 10/31/12	16.36	(0.08)	1.98	1.90	—	(0.07)	(0.07)	18.19	11.70	102,508	1.34		1.37		(0.41)		37
Year ended 10/31/11	14.78	(0.08)	1.66	1.58	—	—	—	16.36	10.69	91,975	1.34		1.37		(0.49)		30
Year ended 10/31/10	12.51	(0.05)	2.32	2.27	—	—	—	14.78	18.15	81,536	1.45		1.47		(0.36)		38
Class B
Six months ended 04/30/15	20.82	(0.09)	0.51	0.42	—	(2.01)	(2.01)	19.23	2.63	3,688	2.01	(d)	2.04	(d)	(0.92	)(d)	10
Year ended 10/31/14	19.74	(0.24)	2.18	1.94	—	(0.86)	(0.86)	20.82	10.27	4,855	2.01		2.04		(1.18)		27
Year ended 10/31/13	17.16	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.74	27.89	5,921	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.55	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.16	10.89	6,195	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.16	(0.20)	1.59	1.39	—	—	—	15.55	9.82	7,542	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.07	(0.15)	2.24	2.09	—	—	—	14.16	17.32	9,025	2.20		2.22		(1.11)		38
Class C
Six months ended 04/30/15	20.83	(0.09)	0.51	0.42	—	(2.01)	(2.01)	19.24	2.63	52,294	2.01	(d)	2.04	(d)	(0.92	)(d)	10
Year ended 10/31/14	19.75	(0.24)	2.18	1.94	—	(0.86)	(0.86)	20.83	10.27	53,542	2.01		2.04		(1.18)		27
Year ended 10/31/13	17.17	(0.14)	4.49	4.35	(0.04)	(1.73)	(1.77)	19.75	27.87	49,344	2.01		2.05		(0.77)		20
Year ended 10/31/12	15.56	(0.19)	1.87	1.68	—	(0.07)	(0.07)	17.17	10.88	26,513	2.09		2.12		(1.16)		37
Year ended 10/31/11	14.17	(0.20)	1.59	1.39	—	—	—	15.56	9.81	20,710	2.09		2.12		(1.24)		30
Year ended 10/31/10	12.08	(0.15)	2.24	2.09	—	—	—	14.17	17.30	19,436	2.20		2.22		(1.11)		38
Class R
Six months ended 04/30/15	22.08	(0.04)	0.54	0.50	—	(2.01)	(2.01)	20.57	2.86	32,135	1.51	(d)	1.54	(d)	(0.42	)(d)	10
Year ended 10/31/14	20.77	(0.14)	2.31	2.17	—	(0.86)	(0.86)	22.08	10.89	34,634	1.51		1.54		(0.68)		27
Year ended 10/31/13	17.91	(0.05)	4.69	4.64	(0.05)	(1.73)	(1.78)	20.77	28.43	34,556	1.51		1.55		(0.27)		20
Year ended 10/31/12	16.14	(0.11)	1.95	1.84	—	(0.07)	(0.07)	17.91	11.49	23,412	1.59		1.62		(0.66)		37
Year ended 10/31/11	14.63	(0.12)	1.63	1.51	—	—	—	16.14	10.32	14,721	1.59		1.62		(0.74)		30
Year ended 10/31/10	12.40	(0.08)	2.31	2.23	—	—	—	14.63	17.98	12,850	1.70		1.72		(0.61)		38
Class Y
Six months ended 04/30/15	22.91	0.01	0.57	0.58	—	(2.01)	(2.01)	21.48	3.13	65,679	1.01	(d)	1.04	(d)	0.08	(d)	10
Year ended 10/31/14	21.48	(0.04)	2.38	2.34	(0.05)	(0.86)	(0.91)	22.91	11.39	71,898	1.01		1.04		(0.18)		27
Year ended 10/31/13	18.38	0.05	4.84	4.89	(0.06)	(1.73)	(1.79)	21.48	29.15	92,483	1.01		1.05		0.23		20
Year ended 10/31/12	16.49	(0.03)	1.99	1.96	—	(0.07)	(0.07)	18.38	11.97	22,529	1.09		1.12		(0.16)		37
Year ended 10/31/11	14.86	(0.04)	1.67	1.63	—	—	—	16.49	10.97	5,802	1.09		1.12		(0.24)		30
Year ended 10/31/10	12.55	(0.01)	2.32	2.31	—	—	—	14.86	18.41	4,150	1.20		1.22		(0.11)		38
Class R5
Six months ended 04/30/15	23.32	0.02	0.59	0.61	—	(2.01)	(2.01)	21.92	3.20	44,430	0.89	(d)	0.92	(d)	0.20	(d)	10
Year ended 10/31/14	21.84	(0.02)	2.43	2.41	(0.07)	(0.86)	(0.93)	23.32	11.51	49,356	0.90		0.93		(0.07)		27
Year ended 10/31/13	18.65	0.07	4.92	4.99	(0.07)	(1.73)	(1.80)	21.84	29.24	31,593	0.91		0.95		0.33		20
Year ended 10/31/12	16.69	0.01	2.02	2.03	—	(0.07)	(0.07)	18.65	12.25	16,677	0.87		0.90		0.06		37
Year ended 10/31/11	15.01	0.00	1.68	1.68	—	—	—	16.69	11.19	87,733	0.85		0.88		0.00		30
Year ended 10/31/10	12.62	0.02	2.37	2.39	—	—	—	15.01	18.94	75,795	0.94		0.96		0.16		38
Class R6
Six months ended 04/30/15	23.35	0.03	0.59	0.62	—	(2.01)	(2.01)	21.96	3.24	103,090	0.80	(d)	0.83	(d)	0.29	(d)	10
Year ended 10/31/14	21.86	0.01	2.42	2.43	(0.08)	(0.86)	(0.94)	23.35	11.62	100,410	0.81		0.84		0.02		27
Year ended 10/31/13	18.65	0.08	4.93	5.01	(0.07)	(1.73)	(1.80)	21.86	29.37	90,291	0.82		0.86		0.42		20
Year ended 10/31/12(e)	18.97	0.00	(0.32)	(0.32)	—	—	—	18.65	(1.69)	74,513	0.83	(f)	0.86	(f)	0.10	(f)	37

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $187,683, $4,484, $53,191, $33,369, $70,354, $46,610 and $101,677 for Class A, Class B, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 24, 2012.
(f)	Annualized.

16                         Invesco Endeavor Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (11/01/14)	Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,029.80	$6.34	$1,018.55	$6.31	1.26%
B	1,000.00	1,026.30	10.10	1,014.83	10.04	2.01
C	1,000.00	1,026.30	10.10	1,014.83	10.04	2.01
R	1,000.00	1,028.60	7.60	1,017.31	7.55	1.51
Y	1,000.00	1,031.30	5.09	1,019.79	5.06	1.01
R5	1,000.00	1,032.00	4.48	1,020.38	4.46	0.89
R6	1,000.00	1,032.40	4.03	1,020.83	4.01	0.80

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Endeavor Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	END-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Health Care Fund
Nasdaq:
A: GGHCX ¡ B: GTHBX ¡ C: GTHCX ¡ Y: GGHYX ¡ Investor: GTHIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	8.97%
Class B Shares	8.56
Class C Shares	8.54
Class Y Shares	9.07
Investor Class Shares	8.97
MSCI World Index‚ (Broad Market Index)	5.09
MSCI World Health Care Index‚ (Style-Specific Index)	8.78
Lipper Global Health/Biotechnology Funds Index■ (Peer Group Index)	11.61
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World IndexSM is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI World Health Care Index is an unmanaged index considered representative of health care stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Global Health/Biotechnology Funds Index is an unmanaged index considered representative of global health/biotechnology funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Health Care Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	11.66%
10 Years	10.74
5 Years	17.46
1 Year	18.98

Class B Shares
Inception (4/1/93)	12.03%
10 Years	10.70
5 Years	17.70
1 Year	19.92

Class C Shares
Inception (3/1/99)	9.52%
10 Years	10.54
5 Years	17.91
1 Year	23.95

Class Y Shares
10 Years	11.55%
5 Years	19.09
1 Year	26.18

Investor Class Shares
10 Years	11.37%
5 Years	18.80
1 Year	25.89

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/7/89)	11.75%
10 Years	11.05
5 Years	17.17
1 Year	18.66

Class B Shares
Inception (4/1/93)	12.14%
10 Years	11.02
5 Years	17.40
1 Year	19.62

Class C Shares
Inception (3/1/99)	9.66%
10 Years	10.85
5 Years	17.62
1 Year	23.62

Class Y Shares
10 Years	11.86%
5 Years	18.79
1 Year	25.86

Investor Class Shares
10 Years	11.68%
5 Years	18.50
1 Year	25.57

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Investor Class shares incepted on July 15, 2005. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.08%, 1.83%, 1.83%, 0.83% and 1.08%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Investor Class shares was 1.09%, 1.84%, 1.84%, 0.84% and 1.09%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y shares and Investor Class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

3	Invesco Global Health Care Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Global Health Care Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.61%
Biotechnology–25.37%
ACADIA Pharmaceuticals Inc.(b)	322,242	$11,011,009
Alder Biopharmaceuticals, Inc.(b)	378,389	9,648,919
Alexion Pharmaceuticals, Inc.(b)	167,191	28,293,733
AMAG Pharmaceuticals, Inc.(b)	206,470	10,523,776
Amgen Inc.	183,055	28,906,215
ARIAD Pharmaceuticals, Inc.(b)	1,138,155	9,867,804
Avalanche Biotechnologies, Inc.(b)	265,185	8,448,794
Biogen Inc.(b)	107,507	40,200,093
BioMarin Pharmaceutical Inc.(b)	393,968	44,144,114
Bluebird Bio, Inc.(b)	149,755	19,945,868
Celgene Corp.(b)	401,889	43,428,125
Celldex Therapeutics Inc.(b)	398,967	9,575,208
Dyax Corp.(b)	289,536	6,922,806
Evolutionary Genomics, Inc. (Acquired 09/15/97-05/25/12; Cost $408,490)(b)(c)(d)	9,944	29,832
Gilead Sciences, Inc.(b)	465,721	46,809,618
;Incyte Corp.(b)	487,201	47,336,449
Keryx Biopharmaceuticals, Inc.(b)	671,551	7,158,734
Medivation Inc.(b)	228,693	27,612,393
Neurocrine Biosciences, Inc.(b)	246,537	8,404,446
Prothena Corp. PLC (Ireland)(b)	174,016	5,639,859
Puma Biotechnology, Inc.(b)	56,058	10,122,954
Receptos, Inc.(b)	69,144	10,187,677
Synergy Pharmaceuticals, Inc.(b)	1,341,293	4,694,525
Tekmira Pharmaceuticals Corp. (Canada)(b)	289,619	4,480,406
Vanda Pharmaceuticals Inc.(b)	703,576	6,437,720
Vertex Pharmaceuticals Inc.(b)	389,828	48,057,996
		497,889,073

Drug Retail–1.43%
Raia Drogasil S.A. (Brazil)	945,978	10,685,309
Rite Aid Corp.(b)	2,259,807	17,423,112
		28,108,421

Health Care Distributors–2.44%
Cardinal Health, Inc.	226,456	19,099,299
McKesson Corp.	128,968	28,811,451
		47,910,750

Health Care Equipment–4.80%
DBV Technologies S.A.–ADR (France)(b)	540,257	13,538,841
Olympus Corp. (Japan)(b)	717,200	25,861,673
ResMed Inc.	418,830	26,779,990
Wright Medical Group, Inc.(b)	1,106,546	28,073,072
		94,253,576

Health Care Facilities–4.12%
Community Health Systems Inc.(b)	509,260	27,337,077
HCA Holdings, Inc.(b)	297,891	22,046,913

	Shares	Value
Health Care Facilities–(continued)
Tenet Healthcare Corp.(b)	247,279	$11,834,773
Universal Health Services, Inc.–Class B	167,720	19,614,854
		80,833,617

Health Care Services–2.41%
Air Methods Corp.(b)	309,568	14,147,258
Express Scripts Holding Co.(b)	364,270	31,472,928
InnovaCare Inc. (Puerto Rico)(b)(c)	805,748	1,611,496
		47,231,682

Health Care Technology–0.97%
Allscripts Healthcare Solutions, Inc.(b)	1,431,300	19,036,290

Life Sciences Tools & Services–1.95%
Agilent Technologies, Inc.	292,823	12,114,088
Thermo Fisher Scientific, Inc.	208,222	26,169,341
		38,283,429

Managed Health Care–3.77%
Aetna Inc.	319,666	34,162,705
Qualicorp S.A. (Brazil)(b)	674,900	5,445,885
UnitedHealth Group Inc.	308,879	34,409,121
		74,017,711

Pharmaceuticals–50.35%
AbbVie Inc.	1,009,073	65,246,660
Actavis PLC(b)	321,475	90,932,418
Agile Therapeutics, Inc.(b)	428,666	4,981,099
Akorn, Inc.(b)	223,774	9,317,949
AstraZeneca PLC–ADR (United Kingdom)	710,717	48,669,900
Bayer AG (Germany)	312,053	45,461,306
Bristol-Myers Squibb Co.	755,180	48,127,621
Cempra Inc.(b)	170,836	5,379,626
DepoMed, Inc.(b)	401,430	9,337,262
Endo International PLC(b)	384,441	32,318,033
GlaxoSmithKline PLC–ADR (United Kingdom)	1,550,411	71,551,468
Hikma Pharmaceuticals PLC (Jordan)	556,147	17,433,704
Jazz Pharmaceuticals PLC(b)	109,646	19,593,740
Johnson & Johnson	199,887	19,828,790
Lipocine Inc.(b)	722,936	4,800,295
Locus Pharmaceuticals, Inc. (Acquired 11/21/00-05/09/07; Cost $6,852,940)(b)(c)(d)	258,824	0
Medicines Co. (The)(b)	362,503	9,283,702
Merck & Co., Inc.	882,690	52,573,016
Mylan N.V.(b)	447,005	32,300,581
Nippon Shinyaku Co., Ltd. (Japan)	568,000	18,877,554
Novartis AG–ADR (Switzerland)	762,457	77,618,123
Perrigo Co. PLC	51,486	9,436,354
Pfizer Inc.	1,485,174	50,391,954

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Health Care Fund

	Shares	Value
Pharmaceuticals–(continued)
Roche Holding AG (Switzerland)	232,970	$67,115,365
Sanofi–ADR (France)	921,663	46,590,065
Shire PLC–ADR (Ireland)	324,311	78,972,972
Supernus Pharmaceuticals Inc.(b)	795,389	10,180,979
Teva Pharmaceutical Industries Ltd.– ADR (Israel)	646,073	39,035,731
XenoPort Inc.(b)	440,586	2,612,675
Zogenix, Inc.(b)	272,440	378,692
		988,347,634
Total Common Stocks & Other Equity Interests (Cost $1,230,585,108)		1,915,912,183

Preferred Stock–0.00%
Health Care Equipment–0.00%
Intact Medical Corp.,–Series C, Pfd. (Acquired 03/26/01; Cost $2,000,000)(c)(d)	2,439,026	0

	Shares	Value
Money Market Funds–0.76%
Liquid Assets Portfolio–Institutional Class(e)	7,493,441	$7,493,441
Premier Portfolio–Institutional Class(e)	7,493,441	7,493,441
Total Money Market Funds (Cost $14,986,882)		14,986,882
TOTAL INVESTMENTS–98.37% (Cost $1,247,571,990)		1,930,899,065
OTHER ASSETS LESS LIABILITIES–1.63%		32,012,741
NET ASSETS–100.00%		$1,962,911,806

Investment Abbreviations:

ADR	– American Depositary Receipt
Pfd.	– Preferred

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $1,641,328, which represented less than 1% of the Fund’s Net Assets.
(d)	Security is considered venture capital. See Note 1K.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Health Care	95.9%
Consumer Staples	1.4
Industrials	0.3
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Health Care Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $1,232,585,108)	$1,915,912,183
Investments in affiliated money market funds, at value and cost	14,986,882
Total investments, at value (Cost $1,247,571,990)	1,930,899,065
Foreign currencies, at value (Cost $2,424)	2,473
Receivable for:
Investments sold	33,518,322
Fund shares sold	2,374,498
Dividends	2,298,465
Investment for trustee deferred compensation and retirement plans	272,106
Other assets	545,009
Total assets	1,969,909,938

Liabilities:
Payable for:
Investments purchased	1,332,128
Fund shares reacquired	1,215,920
Accrued fees to affiliates	1,008,536
Accrued trustees’ and officers’ fees and benefits	3,690
Accrued other operating expenses	150,189
Trustee deferred compensation and retirement plans	366,355
Unrealized depreciation on forward foreign currency contracts outstanding	2,921,314
Total liabilities	6,998,132
Net assets applicable to shares outstanding	$1,962,911,806

Net assets consist of:
Shares of beneficial interest	$1,093,500,262
Undistributed net investment income	494,457
Undistributed net realized gain	188,544,399
Net unrealized appreciation	680,372,688
$1,962,911,806

Net Assets:
Class A	$1,036,059,772
Class B	$13,768,578
Class C	$101,944,296
Class Y	$39,156,662
Investor Class	$771,982,498

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	22,534,026
Class B	389,006
Class C	2,876,441
Class Y	842,355
Investor Class	16,786,040
Class A:
Net asset value per share	$45.98
Maximum offering price per share
(Net asset value of $45.98 ÷ 94.50%)	$48.66
Class B:
Net asset value and offering price per share	$35.39
Class C:
Net asset value and offering price per share	$35.44
Class Y:
Net asset value and offering price per share	$46.48
Investor Class:
Net asset value and offering price per share	$45.99

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Health Care Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $654,706)	$10,845,469
Dividends from affiliated money market funds	20,319
Total investment income	10,865,788

Expenses:
Advisory fees	5,645,676
Administrative services fees	205,437
Custodian fees	48,854
Distribution fees:
Class A	1,210,905
Class B	71,636
Class C	459,046
Investor Class	941,155
Transfer agent fees	1,337,861
Trustees’ and officers’ fees and benefits	30,387
Other	159,338
Total expenses	10,110,295
Less: Fees waived and expense offset arrangement(s)	(79,725)
Net expenses	10,030,570
Net investment income	835,218

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	184,509,629
Foreign currencies	(69,987)
Forward foreign currency contracts	5,418,166
189,857,808
Change in net unrealized appreciation (depreciation) of:
Investment securities	(29,741,307)
Foreign currencies	20,598
Forward foreign currency contracts	(3,297,159)
(33,017,868)
Net realized and unrealized gain	156,839,940
Net increase in net assets resulting from operations	$157,675,158

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Health Care Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$835,218	$58,178
Net realized gain	189,857,808	188,397,887
Change in net unrealized appreciation (depreciation)	(33,017,868)	192,207,160
Net increase in net assets resulting from operations	157,675,158	380,663,225

Distributions to shareholders from net investment income:
Class A	—	(230,447)
Class Y	(10,151)	(38,777)
Investor Class	—	(188,300)
Total distributions from net investment income	(10,151)	(457,524)

Distributions to shareholders from net realized gains:
Class A	(96,831,068)	(63,185,146)
Class B	(1,886,195)	(1,740,995)
Class C	(11,181,210)	(6,192,771)
Class Y	(3,429,565)	(1,299,385)
Investor Class	(76,198,283)	(51,630,115)
Total distributions from net realized gains	(189,526,321)	(124,048,412)

Share transactions–net:
Class A	144,624,964	37,141,167
Class B	219,958	(4,813,537)
Class C	24,329,746	14,047,592
Class Y	8,502,955	11,863,196
Investor Class	53,262,760	14,818,302
Net increase in net assets resulting from share transactions	230,940,383	73,056,720
Net increase in net assets	199,079,069	329,214,009

Net assets:
Beginning of period	1,763,832,737	1,434,618,728
End of period (includes undistributed net investment income of $494,457 and $(330,610), respectively)	$1,962,911,806	$1,763,832,737

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Health Care Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Investor Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Investor Class shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

9                         Invesco Global Health Care Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

10                         Invesco Global Health Care Fund

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Global Health Care Fund

K.	Other Risks — The Fund’s performance is vulnerable to factors affecting the health care industry, including government regulation, obsolescence caused by scientific advances and technological innovations.

The Fund has invested in non-publicly traded companies, some of which are in the startup or development stages. These investments are inherently risky, as the market for the technologies or products these companies are developing are typically in the early stages and may never materialize. The Fund could lose its entire investment in these companies. These investments are valued at fair value as determined in good faith in accordance with procedures approved by the Board of Trustees. Investments in privately held venture capital securities are illiquid.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $350 million	0.75%
Next $350 million	0.65%
Next $1.3 billion	0.55%
Next $2 billion	0.45%
Next $2 billion	0.40%
Next $2 billion	0.375%
Over $8 billion	0.35%

For the six months ended April 30, 2016, the effective advisory fees incurred by the Fund was 0.61%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Investor Class shares to 2.00%, 2.75%, 2.75%, 1.75% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $76,925.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, the expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Investor Class shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Investor Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets of Investor Class shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $158,773 in front-end sales commissions from the sale of Class A shares and $6,331, $1,484 and $5,241 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

12                         Invesco Global Health Care Fund

For the six months ended April 30, 2015, the Fund incurred $84 in brokerage commissions with Invesco Capital Markets, Inc., an affiliate of the Adviser and IDI, for portfolio transactions executed on behalf of the Fund.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,754,508,135	$174,749,602	$1,641,328	$1,930,899,065
Forward Foreign Currency Contracts*	—	(2,921,314)	—	(2,921,314)
Total Investments	$1,754,508,135	$171,828,288	$1,641,328	$1,927,977,751

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(2,921,314)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.

Effect of Derivative Investments for the year ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Forward Foreign Currency Contracts
Realized Gain (Loss):
Currency risk	$5,418,166
Change in Unrealized Appreciation (Depreciation):
Currency risk	(3,297,159)
Total	$2,121,007

The table below summarizes the average notional value of forward foreign currency contracts outstanding during the period.

Forward Foreign Currency Contracts
Average notional value	$87,118,906

13                         Invesco Global Health Care Fund

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
5/22/15	Citigroup Global Markets Inc.	CHF	48,853,000	USD	51,213,963	$52,413,550	$(1,199,587)
5/22/15	Citigroup Global Markets Inc.	EUR	35,035,000	USD	37,628,992	39,350,719	(1,721,727)
Total Open Forward Foreign Currency Contracts — Currency Risk							$(2,921,314)

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Citigroup Global Markets Inc.	$2,921,314	$—	$2,921,314	$—	$—	$2,921,314

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $2,800.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to

14                         Invesco Global Health Care Fund

utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $569,699,835 and $445,736,160, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$714,832,904
Aggregate unrealized (depreciation) of investment securities	(32,421,288)
Net unrealized appreciation of investment securities	$682,411,616

Cost of investments for tax purposes is $1,248,487,449.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	2,682,935	$123,832,149	2,715,150	$115,916,700
Class B	44,311	1,604,811	35,192	1,190,462
Class C	566,315	20,237,567	603,693	20,492,015
Class Y	199,196	9,203,725	450,295	19,762,485
Investor Class	387,332	17,868,502	552,996	23,531,976

Issued as reinvestment of dividends:
Class A	2,356,009	100,342,467	1,509,701	57,549,788
Class B	57,678	1,896,452	54,553	1,667,133
Class C	348,383	11,472,253	191,750	5,865,634
Class Y	79,354	3,413,789	29,989	1,150,983
Investor Class	1,757,199	74,856,681	1,304,978	49,758,810

Automatic conversion of Class B shares to Class A shares:
Class A	51,256	2,351,641	120,598	5,084,757
Class B	(66,275)	(2,351,641)	(150,679)	(5,084,757)

Reacquired:
Class A	(1,816,913)	(81,901,293)	(3,336,720)	(141,410,078)
Class B	(26,443)	(929,664)	(76,661)	(2,586,375)
Class C	(207,747)	(7,380,074)	(364,711)	(12,310,057)
Class Y	(89,051)	(4,114,559)	(208,192)	(9,050,272)
Investor Class	(865,125)	(39,462,423)	(1,389,131)	(58,472,484)
Net increase in share activity	5,458,414	$230,940,383	2,042,801	$73,056,720

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Global Health Care Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$47.08	$0.03	$3.80		$3.83	$—	$(4.93)	$(4.93)	$45.98	8.97%		$1,036,060	1.04	%(e)	1.05	%(e)	0.13	%(e)	25%
Year ended 10/31/14	40.38	0.01	10.15		10.16	(0.01)	(3.45)	(3.46)	47.08	27.20		906,858	1.07		1.08		0.04		24
Year ended 10/31/13	32.09	0.07	10.63		10.70	(0.17)	(2.24)	(2.41)	40.38	35.79		737,071	1.10		1.11		0.21		37
Year ended 10/31/12	27.75	0.12	4.84		4.96	(0.14)	(0.48)	(0.62)	32.09	18.34		563,802	1.17		1.18		0.40		39
Year ended 10/31/11	26.15	(0.03)	1.63	(f)	1.60	—	—	—	27.75	6.12	(f)	540,451	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)	3.02	(f)	2.95	—	—	—	26.15	12.71	(f)	439,402	1.23		1.23		(0.29)		16
Class B
Six months ended 04/30/15	37.50	(0.11)	2.93		2.82	—	(4.93)	(4.93)	35.39	8.53		13,769	1.79	(e)	1.80	(e)	(0.62	)(e)	25
Year ended 10/31/14	33.06	(0.24)	8.13		7.89	—	(3.45)	(3.45)	37.50	26.26		14,239	1.82		1.83		(0.71)		24
Year ended 10/31/13	26.72	(0.16)	8.74		8.58	—	(2.24)	(2.24)	33.06	34.81		17,101	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.24	(0.09)	4.05		3.96	—	(0.48)	(0.48)	26.72	17.45		19,765	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.07	(0.20)	1.37	(f)	1.17	—	—	—	23.24	5.30	(f)	29,064	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.72	(0.22)	2.57	(f)	2.35	—	—	—	22.07	11.92	(f)	30,872	1.98		1.98		(1.04)		16
Class C
Six months ended 04/30/15	37.54	(0.11)	2.94		2.83	—	(4.93)	(4.93)	35.44	8.54		101,944	1.79	(e)	1.80	(e)	(0.62	)(e)	25
Year ended 10/31/14	33.09	(0.24)	8.14		7.90	—	(3.45)	(3.45)	37.54	26.26		81,439	1.82		1.83		(0.71)		24
Year ended 10/31/13	26.75	(0.16)	8.74		8.58	—	(2.24)	(2.24)	33.09	34.76		57,536	1.85		1.86		(0.54)		37
Year ended 10/31/12	23.26	(0.09)	4.06		3.97	—	(0.48)	(0.48)	26.75	17.48		35,388	1.92		1.93		(0.35)		39
Year ended 10/31/11	22.09	(0.20)	1.37	(f)	1.17	—	—	—	23.26	5.30	(f)	32,702	1.95		1.96		(0.84)		37
Year ended 10/31/10	19.74	(0.22)	2.57	(f)	2.35	—	—	—	22.09	11.91	(f)	24,390	1.98		1.98		(1.04)		16
Class Y
Six months ended 04/30/15	47.51	0.09	3.82		3.91	(0.01)	(4.93)	(4.94)	46.48	9.07		39,157	0.79	(e)	0.80	(e)	0.38	(e)	25
Year ended 10/31/14	40.71	0.13	10.22		10.35	(0.10)	(3.45)	(3.55)	47.51	27.52		31,016	0.82		0.83		0.29		24
Year ended 10/31/13	32.34	0.16	10.70		10.86	(0.25)	(2.24)	(2.49)	40.71	36.10		15,502	0.85		0.86		0.46		37
Year ended 10/31/12	27.96	0.20	4.87		5.07	(0.21)	(0.48)	(0.69)	32.34	18.66		6,769	0.92		0.93		0.65		39
Year ended 10/31/11	26.28	0.05	1.63	(f)	1.68	—	—	—	27.96	6.39	(f)	5,628	0.95		0.96		0.16		37
Year ended 10/31/10	23.26	(0.01)	3.03	(f)	3.02	—	—	—	26.28	12.98	(f)	4,635	0.98		0.98		(0.04)		16
Investor Class
Six months ended 04/30/15	47.09	0.03	3.80		3.83	—	(4.93)	(4.93)	45.99	8.97		771,982	1.04	(e)	1.05	(e)	0.13	(e)	25
Year ended 10/31/14	40.39	0.01	10.15		10.16	(0.01)	(3.45)	(3.46)	47.09	27.19		730,280	1.07		1.08		0.04		24
Year ended 10/31/13	32.10	0.07	10.63		10.70	(0.17)	(2.24)	(2.41)	40.39	35.78		607,408	1.10		1.11		0.21		37
Year ended 10/31/12	27.76	0.12	4.84		4.96	(0.14)	(0.48)	(0.62)	32.10	18.34		481,385	1.17		1.18		0.40		39
Year ended 10/31/11	26.16	(0.03)	1.63	(f)	1.60	—	—	—	27.76	6.12	(f)	446,149	1.20		1.21		(0.09)		37
Year ended 10/31/10	23.20	(0.07)	3.03	(f)	2.96	—	—	—	26.16	12.76	(f)	466,842	1.23		1.23		(0.29)		16

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Investor Class shares which were less than $0.005 per share, for fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $121,012,126 and sold of $51,261,834 in the effort to realign the Fund’s portfolio holdings after the reorganization of Invesco Health Sciences Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $976,752, $14,446, $92,570, $36,146 and $759,163 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively.
(f)	Includes litigation proceeds received during the period. Had the litigation proceeds not been received net gains on securities (both realized and unrealized) per share for the year ended October 31, 2011 would have been $1.44, $1.18, $1.18, $1.44 and $1.44 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower; net gains on securities (both realized and unrealized) per share for the year ended October 31, 2010 would have been $2.90, $2.45, $2.45, $2.91 and $2.91 for Class A, Class B, Class C, Class Y and Investor Class shares, respectively, and total returns would have been lower.

16                         Invesco Global Health Care Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period [2]
A	$1,000.00	$1,089.70	$5.39	$1,019.64	$5.21	1.04%
B	1,000.00	1,085.60	9.26	1,015.92	8.95	1.79
C	1,000.00	1,085.40	9.26	1,015.92	8.95	1.79
Y	1,000.00	1,090.70	4.10	1,020.88	3.96	0.79
Investor	1,000.00	1,089.70	5.39	1,019.64	5.21	1.04

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Global Health Care Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GHC-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Infrastructure Fund
Nasdaq:
A: GIZAX ¡ C: GIZCX ¡ R: GIZRX ¡ Y: GIZYX ¡ R5: GIZFX ¡ R6: GIZSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.55%
Class C Shares	1.17
Class R Shares	1.33
Class Y Shares	1.68
Class R5 Shares	1.68
Class R6 Shares	1.59
MSCI World Index▼ (Broad Market Index)	5.09
Dow Jones Brookfield Global Infrastructure Index▼ (Style-Specific Index)	1.83
Lipper Global Infrastructure Funds Classification Average■ (Peer Group)	2.42
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI World Index is an unmanaged index considered representative of stocks of developed countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Dow Jones Brookfield Global Infrastructure Index intends to measure all sectors of the infrastructure market and includes companies domiciled globally that qualify as “pure-play” infrastructure companies – companies whose primary business is the ownership and operation of infrastructure assets, activities that generally generate long-term stable cash flows.

    The Lipper Global Infrastructure Funds Classification Average represents an average of all of the funds in the Lipper Global Infrastructure Funds Category classification.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (5/2/14)	2.82%
Class C Shares
Inception (5/2/14)	6.96%
Class R Shares
Inception (5/2/14)	8.47%
Class Y Shares
Inception (5/2/14)	9.09%
Class R5 Shares
Inception (5/2/14)	9.09%
Class R6 Shares
Inception (5/2/14)	8.99%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (5/2/14)	–0.65%
Class C Shares
Inception (5/2/14)	3.40%
Class R Shares
Inception (5/2/14)	4.91%
Class Y Shares
Inception (5/2/14)	5.41%
Class R5 Shares
Inception (5/2/14)	5.41%
Class R6 Shares
Inception (5/2/14)	5.41%

most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 8.61%, 9.36%, 8.86%, 8.36%, 8.35% and 8.35%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Global Infrastructure Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco- related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Global Infrastructure Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–89.57%
Australia–3.73%
APA Group	9,133	$69,050
Spark Infrastructure Group	10,823	16,661
Sydney Airport	6,338	26,957
Transurban Group	19,290	151,044
		263,712

Canada–12.63%
Enbridge Inc.	9,184	480,059
Fortis, Inc.	2,819	91,762
Keyera Corp.	1,392	49,004
Pembina Pipeline Corp.	1,626	56,595
TransCanada Corp.	4,655	216,081
		893,501

China–4.11%
Beijing Capital International Airport Co. Ltd.–Class H	36,000	38,261
Beijing Enterprises Holdings Ltd.	3,500	32,014
Beijing Enterprises Water Group Ltd.	30,000	25,972
China Merchants Holdings International Co. Ltd.	18,000	81,866
China Resources Gas Group Ltd.	7,335	25,552
ENN Energy Holdings Ltd.	9,000	64,830
Jiangsu Expressway Co. Ltd.–Class H	16,000	22,048
		290,543

France–2.29%
Aeroports de Paris	129	15,895
Eutelsat Communications S.A.	1,662	57,927
Groupe Eurotunnel SE–REGS(a)	5,496	88,148
		161,970

Hong Kong–1.84%
China Gas Holdings Ltd.	18,000	31,910
Hong Kong & China Gas Co. Ltd.	38,000	90,704
Towngas China Co. Ltd.	7,000	7,523
		130,137

Italy–2.24%
Atlantia S.p.A.	5,616	158,096

Japan–2.19%
Japan Airport Terminal Co., Ltd.	600	33,865
Tokyo Gas Co., Ltd.	21,000	120,652
		154,517

Luxembourg–2.16%
SES	4,374	153,037

Mexico–0.51%
Grupo Aeroportuario del Sureste S.A.B. de C.V.–ADR(b)	251	36,287

Netherlands–0.61%
Koninklijke Vopak NV	820	42,959

	Shares	Value
New Zealand–0.66%
Auckland International Airport Ltd.	13,363	$46,960

Spain–4.76%
Enagas S.A.	2,350	72,409
Ferrovial S.A.	4,895	111,287
Red Electrica Corp. S.A.	1,822	152,909
		336,605

Switzerland–0.35%
Flughafen Zuerich AG	32	24,959

United Arab Emirates–0.91%
DP World Ltd.	2,800	64,624

United Kingdom–8.68%
National Grid PLC	31,391	422,079
Pennon Group PLC	3,304	43,444
Severn Trent PLC	1,292	42,070
United Utilities Group PLC	7,141	106,296
		613,889

United States–41.90%
American Tower Corp.	3,329	314,690
American Water Works Co., Inc.	2,641	143,987
Atmos Energy Corp.	1,098	59,292
CenterPoint Energy, Inc.	1,579	33,112
Crown Castle International Corp.	2,631	219,767
Dominion Resources, Inc.	952	68,239
Edison International	1,848	112,617
Eversource Energy	2,219	108,198
ITC Holdings Corp.	2,952	106,272
Kinder Morgan Inc.	14,847	637,679
NiSource Inc.	2,886	125,310
PG&E Corp.	2,530	133,888
SBA Communications Corp.–Class A(b)	1,101	127,518
SemGroup Corp.–Class A	834	70,215
Sempra Energy	2,373	251,941
Southwest Gas Corp.	849	46,695
Spectra Energy Corp.	1,190	44,328
Targa Resources Corp.	567	59,518
Williams Cos., Inc. (The)	5,877	300,844
		2,964,110
Total Common Stocks & Other Equity Interests (Cost $5,983,622)		6,335,906

Master Limited Partnerships–4.94%
United States–4.94%
Energy Transfer Equity, L.P.	2,807	187,115
EQT Midstream Partners L.P.	908	80,085
Sunoco Logistics Partners L.P.	1,850	82,066
Total Master Limited Partnerships (Cost $290,711)		349,266

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Infrastructure Fund

	Shares	Value
Money Market Funds–2.95%
Liquid Assets Portfolio–Institutional Class(c)	104,275	$104,275
Premier Portfolio–Institutional Class(c)	104,275	104,275
Total Money Market Funds (Cost $208,550)		208,550
TOTAL INVESTMENTS–97.46% (Cost $6,482,883)		6,893,722
OTHER ASSETS LESS LIABILITIES–2.54%		180,001
NET ASSETS–100.00%		$7,073,723

Investment Abbreviations:

ADR	– American Depositary Receipt
REGS	– Regulation S

Notes to Schedule of Investments:

(a)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2015 represented 1.25% of the Fund’s Net Assets.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By infrastructure sectors, based on Net Assets

as of April 30, 2015

Midstream Services	32.3%
Gas Distribution	22.7
Telecom	12.3
Electric Utilities	8.7
Water	5.1
Tolls	4.7
Ports and Rail	3.9
Airports	3.2
Diversified	1.6
Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Infrastructure Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $6,274,333)	$6,685,172
Investments in affiliated money market funds, at value and cost	208,550
Total investments, at value (Cost $6,482,883)	6,893,722
Foreign currencies, at value (Cost $35,315)	35,669
Receivable for:
Investments sold	6,561
Fund shares sold	272,345
Dividends	9,832
Fund expenses absorbed	33,783
Investment for trustee deferred compensation and retirement plans	2,569
Other assets	48,083
Total assets	7,302,564

Liabilities:
Payable for:
Investments purchased	137,477
Fund shares reacquired	150
Accrued fees to affiliates	2,145
Accrued trustees’ and officers’ fees and benefits	1,781
Accrued other operating expenses	84,719
Trustee deferred compensation and retirement plans	2,569
Total liabilities	228,841
Net assets applicable to shares outstanding	$7,073,723

Net assets consist of:
Shares of beneficial interest	$6,774,904
Undistributed net investment income	967
Undistributed net realized gain (loss)	(113,192)
Net unrealized appreciation	411,044
$7,073,723

Net Assets:
Class A	$3,228,143
Class C	$348,536
Class R	$18,685
Class Y	$3,411,219
Class R5	$10,677
Class R6	$56,463

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	302,771
Class C	32,760
Class R	1,754
Class Y	319,847
Class R5	1,001
Class R6	5,294.3
Class A:
Net asset value per share	$10.66
Maximum offering price per share
(Net asset value of $10.66 ÷ 94.50%)	$11.28
Class C:
Net asset value and offering price per share	$10.64
Class R:
Net asset value and offering price per share	$10.65
Class Y:
Net asset value and offering price per share	$10.67
Class R5:
Net asset value and offering price per share	$10.67
Class R6:
Net asset value and offering price per share	$10.66

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Infrastructure Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $3,770 and return of capital distributions of $3,086)	$76,246
Dividends from affiliated money market funds	42
Total investment income	76,288

Expenses:
Advisory fees	23,509
Administrative services fees	24,794
Custodian fees	25,547
Distribution fees:
Class A	3,512
Class C	1,455
Class R	41
Transfer agent fees — A, C, R and Y	4,478
Transfer agent fees — R5	5
Transfer agent fees — R6	13
Trustees’ and officers’ fees and benefits	9,501
Registration and filing fees	64,374
Reports to shareholder fees	13,042
Professional services fees	27,029
Other	7,537
Total expenses	204,837
Less: Fees waived and expenses reimbursed	(167,726)
Net expenses	37,111
Net investment income	39,177

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(103,131)
Foreign currencies	(1,886)
(105,017)
Change in net unrealized appreciation of:
Investment securities	178,379
Foreign currencies	476
178,855
Net realized and unrealized gain	73,838
Net increase in net assets resulting from operations	$113,015

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Infrastructure Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period May 2, 2014 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$39,177	$35,336
Net realized gain (loss)	(105,017)	(3,004)
Change in net unrealized appreciation	178,855	232,189
Net increase in net assets resulting from operations	113,015	264,521

Distributions to shareholders from net investment income:
Class A	(38,036)	(12,024)
Class C	(2,569)	(540)
Class R	(203)	(55)
Class Y	(35,835)	(12,343)
Class R5	(158)	(59)
Class R6	(732)	(59)
Total distributions from net investment income	(77,533)	(25,080)

Distributions to shareholders from net realized gains:
Class A	(2,842)	—
Class C	(250)	—
Class R	(17)	—
Class Y	(2,396)	—
Class R5	(11)	—
Class R6	(50)	—
Total distributions from net realized gains	(5,566)	—

Share transactions-net:
Class A	721,265	2,397,806
Class C	164,638	184,137
Class R	5,472	12,460
Class Y	1,106,730	2,148,433
Class R5	—	10,010
Class R6	17,928	35,487
Net increase in net assets resulting from share transactions	2,016,033	4,788,333
Net increase in net assets	2,045,949	5,027,774

Net assets:
Beginning of period	5,027,774	—
End of period (includes undistributed net investment income of $967 and $39,323, respectively)	$7,073,723	$5,027,774

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Infrastructure Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return through growth of capital and current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

8                         Invesco Global Infrastructure Fund

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors

9                         Invesco Global Infrastructure Fund

include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Master Limited Partnerships — The Fund invests in Master Limited Partnerships (MLPs). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (energy infrastructure MLPs). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.	Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
K.

Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net

10                         Invesco Global Infrastructure Fund

unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

L.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $2.5 billion	0.84%
Next $2 billion	0.80%
Next $3.5 billion	0.785%
Over $8 billion	0.77%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.84%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.40%, 2.15%, 1.65%, 1.15%, 1.15% and 1.15%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $163,230 and reimbursed class level expenses of $2,271, $235, $13, $1,959, $5 and $13 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to

11                         Invesco Global Infrastructure Fund

the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $1,621 in front-end sales commissions from the sale of Class A shares and $12 and $9 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $495,279 and from Level 2 to Level 1 of $237,555, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$263,712	$—	$263,712
Canada	893,501	—	—	893,501
China	155,438	135,105	—	290,543
France	—	161,970	—	161,970
Hong Kong	130,137	—	—	130,137
Italy	—	158,096	—	158,096
Japan	—	154,517	—	154,517
Luxembourg	—	153,037	—	153,037
Mexico	36,287	—	—	36,287
Netherlands	—	42,959	—	42,959
New Zealand	—	46,960	—	46,960
Spain	—	336,605	—	336,605
Switzerland	—	24,959	—	24,959
United Arab Emirates	64,624	—	—	64,624
United Kingdom	—	613,889	—	613,889
United States	3,521,926	—	—	3,521,926
Total Investments	$4,801,913	$2,091,809	$—	$6,893,722

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

12                         Invesco Global Infrastructure Fund

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $2,902,029 and $1,190,126, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$452,008
Aggregate unrealized (depreciation) of investment securities	(48,828)
Net unrealized appreciation of investment securities	$403,180

Cost of investments for tax purposes is $6,490,542.

13                         Invesco Global Infrastructure Fund

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		May 2, 2014 (Commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	81,590	$854,256	314,147	$3,210,131
Class C	21,080	220,000	21,242	226,573
Class R	515	5,410	1,231	12,450
Class Y	105,801	1,110,922	214,947	2,154,251
Class R5	—	—	1,001	10,010
Class R6	2,287	23,686	3,567	35,487

Issued as reinvestment of dividends:
Class A	1,685	16,971	397	4,258
Class C	252	2,532	47	508
Class R	8	77	1	10
Class Y	1,181	11,913	297	3,184
Class R6	61	613	—	—

Reacquired:
Class A	(14,718)	(149,962)	(80,330)	(816,583)
Class C	(5,597)	(57,894)	(4,264)	(42,944)
Class R	(1)	(15)	—	—
Class Y	(1,538)	(16,105)	(841)	(9,002)
Class R6	(621)	(6,371)	—	—
Net increase in share activity	191,985	$2,016,033	471,442	$4,788,333

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 20% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 45% of the outstanding shares of the Fund are owned by the Adviser.

14                         Invesco Global Infrastructure Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.66	$0.07	$0.09	$0.16	$(0.15)	$(0.01)	$(0.16)	$10.66	1.55%	$3,228	1.40	%(e)	7.39	%(e)	1.33	%(e)	21%
Year ended 10/31/14(d)	10.00	0.08	0.63	0.71	(0.05)	—	(0.05)	10.66	7.12	2,497	1.39	(f)	8.60	(f)	1.51	(f)	19
Class C
Six months ended 04/30/15	10.64	0.03	0.09	0.12	(0.11)	(0.01)	(0.12)	10.64	1.17	349	2.15	(e)	8.14	(e)	0.58	(e)	21
Year ended 10/31/14(d)	10.00	0.04	0.63	0.67	(0.03)	—	(0.03)	10.64	6.71	181	2.14	(f)	9.35	(f)	0.76	(f)	19
Class R
Six months ended 04/30/15	10.66	0.05	0.08	0.13	(0.13)	(0.01)	(0.14)	10.65	1.33	19	1.65	(e)	7.64	(e)	1.08	(e)	21
Year ended 10/31/14(d)	10.00	0.07	0.64	0.71	(0.05)	—	(0.05)	10.66	7.05	13	1.64	(f)	8.85	(f)	1.26	(f)	19
Class Y
Six months ended 04/30/15	10.67	0.08	0.09	0.17	(0.16)	(0.01)	(0.17)	10.67	1.68	3,411	1.15	(e)	7.14	(e)	1.58	(e)	21
Year ended 10/31/14(d)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	2,287	1.14	(f)	8.35	(f)	1.76	(f)	19
Class R5
Six months ended 04/30/15	10.67	0.08	0.09	0.17	(0.16)	(0.01)	(0.17)	10.67	1.68	11	1.15	(e)	7.08	(e)	1.58	(e)	21
Year ended 10/31/14(d)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	11	1.14	(f)	8.34	(f)	1.76	(f)	19
Class R6
Six months ended 04/30/15	10.67	0.08	0.08	0.16	(0.16)	(0.01)	(0.17)	10.66	1.59	56	1.15	(e)	7.04	(e)	1.58	(e)	21
Year ended 10/31/14(d)	10.00	0.09	0.64	0.73	(0.06)	—	(0.06)	10.67	7.29	38	1.14	(f)	8.34	(f)	1.76	(f)	19

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of May 2, 2014.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,833, $293, $16, $2,444, $10, $47 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

15                         Invesco Global Infrastructure Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.50	$7.00	$1,017.85	$7.00	1.40%
C	1,000.00	1,011.70	10.72	1,014.13	10.74	2.15
R	1,000.00	1,013.30	8.24	1,016.61	8.25	1.65
Y	1,000.00	1,016.80	5.75	1,019.09	5.76	1.15
R5	1,000.00	1,016.80	5.75	1,019.09	5.76	1.15
R6	1,000.00	1,015.90	5.75	1,019.09	5.76	1.15

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Global Infrastructure Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GBLI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Market Neutral Fund
Nasdaq:
A: MKNAX ¡ C: MKNCX ¡ R: MKNRX ¡ Y: MKNYX ¡ R5: MKNFX ¡ R6: MKNSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
9 Financial Statements
12 Notes to Financial Statements
19 Financial Highlights
20 Fund Expenses

For the most current month-end Fund performance and commentary, please visit
invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–1.98%
Class C Shares	–2.10
Class R Shares	–1.96
Class Y Shares	–1.86
Class R5 Shares	–1.76
Class R6 Shares	–1.76
Citi US T-Bill 3 Month Index▼ (Broad Market/Style-Specific Index)	0.01
Lipper Alternative Equity Market Neutral Index ■ (Peer Group Index)	0.24
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The Citi US T-Bill 3 Month Index is an unmanaged index representative of three-month Treasury bills.
The Lipper Alternative Equity Market Neutral Index is an unmanaged index considered representative of funds that employ portfolio strategies generating consistent returns in both up and down markets by selecting positions with a total net market exposure of zero.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	–2.07%
1 Year	–6.69

Class C Shares
Inception (12/19/13)	1.40%
1 Year	–2.69

Class R Shares
Inception (12/19/13)	1.87%
1 Year	–1.39

Class Y Shares
Inception (12/19/13)	2.30%
1 Year	–0.92

Class R5 Shares
Inception (12/19/13)	2.38%
1 Year	–0.82

Class R6 Shares
Inception (12/19/13)	2.38%
1 Year	–0.82

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	–2.43%
1 Year	–5.07

Class C Shares
Inception (12/19/13)	1.33%
1 Year	–1.17

Class R Shares
Inception (12/19/13)	1.67%
1 Year	0.14

Class Y Shares
Inception (12/19/13)	2.21%
1 Year	0.63

Class R5 Shares
Inception (12/19/13)	2.21%
1 Year	0.63

Class R6 Shares
Inception (12/19/13)	2.21%
1 Year	0.63

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 4.62%, 5.37%, 4.87%, 4.37%, 4.34% and 4.34%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                         Invesco Global Market Neutral Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Global Market Neutral Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.97%
Australia–2.88%
Caltex Australia Ltd.	7,951	$221,811
Echo Entertainment Group Ltd.	56,286	201,109
Ramsay Health Care Ltd.	1,775	87,415
		510,335

Belgium–1.14%
Delhaize Group S.A.	2,508	202,021

Canada–5.39%
Barrick Gold Corp.	7,000	90,981
Baytex Energy Corp.	2,400	46,890
Canadian Tire Corp., Ltd.–Class A	1,000	105,927
Dominion Diamond Corp.	10,200	201,058
Enerplus Corp.	13,100	165,705
Kinross Gold Corp.(a)	7,200	17,487
Metro Inc.	1,800	52,042
Penn West Petroleum Ltd.	30,300	75,348
Stantec Inc.	3,600	97,251
Suncor Energy, Inc.	1,500	48,852
Teck Resources Ltd.–Class B	3,600	54,579
		956,120

Denmark–3.59%
Pandora AS	2,943	305,193
Vestas Wind Systems AS	7,310	332,027
		637,220

Finland–0.95%
Neste Oil OYJ	6,210	169,170

France–1.78%
Technicolor S.A.(a)	7,992	54,206
Valeo S.A.	1,637	261,647
		315,853

Germany–2.79%
Continental AG	320	75,604
Duerr AG	350	36,094
KUKA AG	1,237	88,184
ProSiebenSat.1 Media AG	5,723	294,522
		494,404

Israel–0.50%
Bezeq The Israeli Telecommunication Corp. Ltd.	27,543	52,233
Delek Group Ltd.	133	37,099
		89,332

Japan–20.17%
Asahi Glass Co., Ltd.	5,000	33,407
Brother Industries, Ltd.	5,600	89,171
Dai Nippon Printing Co., Ltd.	33,000	341,478

	Shares	Value
Japan–(continued)
Daihatsu Motor Co., Ltd.	8,400	$121,462
Daito Trust Construction Co., Ltd.	1,000	116,163
DeNA Co., Ltd.	9,700	193,933
Denki Kagaku Kogyo Kabushiki Kaisha	44,000	179,494
FamilyMart Co., Ltd.	1,900	81,680
JGC Corp.	14,000	291,828
Konica Minolta Inc.	11,000	120,906
Marubeni Corp.	17,400	107,952
Miraca Holdings Inc.	2,000	99,579
Nippon Electric Glass Co., Ltd.	14,000	79,978
Nippon Paper Industries Co. Ltd.	2,500	43,675
Nippon Telegraph & Telephone Corp.	4,900	330,253
Nomura Real Estate Holdings, Inc.	3,900	79,263
Osaka Gas Co., Ltd.	23,000	97,584
Seiko Epson Corp.	3,800	66,251
Sekisui Chemical Co., Ltd.	3,000	40,119
Showa Shell Sekiyu K.K.	10,900	105,450
Sumitomo Forestry Co., Ltd.	9,000	104,369
TDK Corp.	1,800	129,219
Tokyo Gas Co., Ltd.	51,000	293,012
Toppan Printing Co. Ltd.	21,000	176,066
West Japan Railway Co.	4,600	254,713
		3,577,005

Jordan–1.04%
Hikma Pharmaceuticals PLC	5,894	184,761

Macau–0.47%
MGM China Holdings Ltd.	43,600	82,425

Netherlands–1.19%
Heineken N.V.	718	56,312
NXP Semiconductors N.V.(a)	1,600	153,792
		210,104

New Zealand–0.69%
SKYCITY Entertainment Group Ltd.	29,153	93,473
Spark New Zealand Ltd.	13,027	29,505
		122,978

Norway–1.02%
DNB ASA	3,810	67,690
Yara International ASA	2,206	112,960
		180,650

Sweden–1.85%
Hennes & Mauritz AB–Class B	1,659	65,925
Intrum Justitia AB	3,627	114,432
Loomis AB–Class B	3,027	96,991
Tele2 AB–Class B	3,743	49,980
		327,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Market Neutral Fund

	Shares	Value
Switzerland–1.90%
Forbo Holding AG	78	$94,601
Georg Fischer AG	232	164,549
Lonza Group AG	545	77,415
		336,565

United Kingdom–4.28%
AstraZeneca PLC	673	46,382
Fiat Chrysler Automobiles N.V.(a)	10,270	152,706
ITV PLC	62,584	242,983
Next PLC	650	73,223
Pace PLC	14,352	91,296
Royal Dutch Shell PLC–Class B	1,828	58,858
WH Smith PLC	4,232	93,108
		758,556

United States–39.34%
AbbVie Inc.	2,200	142,252
AECOM(a)	2,000	63,120
Amgen Inc.	2,100	331,611
AOL Inc.(a)	1,000	39,900
Apple Inc.	700	87,605
Archer-Daniels-Midland Co.	6,000	293,280
Best Buy Co., Inc.	4,500	155,925
Brocade Communications Systems, Inc.	9,800	110,740
Cardinal Health, Inc.	800	67,472
Celgene Corp.(a)	400	43,224
Chesapeake Energy Corp.	20,100	316,977
Cisco Systems, Inc.	5,500	158,565
Citigroup Inc.	5,400	287,928
Computer Sciences Corp.	1,200	77,340
Devon Energy Corp.	800	54,568
Everest Re Group, Ltd.	200	35,782
FMC Technologies, Inc.(a)	700	30,870
Frontier Communications Corp.	15,800	108,388
GameStop Corp.–Class A	2,700	104,058
Garmin Ltd.	1,400	63,266
General Dynamics Corp.	2,200	302,104
Goldman Sachs Group, Inc. (The)	200	39,284
Hess Corp.	4,100	315,290
Hewlett-Packard Co.	7,700	253,869
HollyFrontier Corp.	600	23,268
Huntington Ingalls Industries Inc.	1,000	131,590

	Shares	Value
United States–(continued)
Intel Corp.	3,000	$97,650
InterDigital, Inc.	3,000	164,160
Leidos Holdings, Inc.	3,200	133,248
Lexmark International, Inc.–Class A	5,100	226,389
Lincoln National Corp.	1,600	90,384
LyondellBasell Industries N.V.–Class A	400	41,408
ManpowerGroup Inc.	300	25,599
Marathon Petroleum Corp.	600	59,142
Marriott International Inc.–Class A	400	32,020
Marvell Technology Group Ltd.	14,700	205,947
Murphy Oil Corp.	1,200	57,132
NetApp, Inc.	2,700	97,875
Northrop Grumman Corp.	1,900	292,676
NVIDIA Corp.	6,300	139,829
Oracle Corp.	1,800	78,516
Pilgrim’s Pride Corp.	9,600	237,120
Pitney Bowes Inc.	3,700	82,769
Polycom, Inc.(a)	3,100	40,455
Raytheon Co.	1,200	124,800
Superior Energy Services, Inc.	5,400	137,700
Target Corp.	700	55,181
Tesoro Corp.	800	68,664
Trinity Industries, Inc.	3,400	92,106
United States Steel Corp.	12,700	305,054
United Therapeutics Corp.(a)	500	79,845
Valero Energy Corp.	1,300	73,970
VeriSign, Inc.(a)	1,900	120,669
Voya Financial, Inc.	1,000	42,340
Western Union Co. (The)	6,700	135,876
		6,976,800
Total Common Stocks & Other Equity Interests (Cost $14,960,618)		16,131,627

Money Market Funds–9.40%
Liquid Assets Portfolio–Institutional Class(b)	833,710	833,710
Premier Portfolio–Institutional Class(b)	833,709	833,709
Total Money Market Funds (Cost $1,667,419)		1,667,419
TOTAL INVESTMENTS–100.37% (Cost $16,628,037)		17,799,046
OTHER ASSETS LESS LIABILITIES–(0.37)%		(65,384)
NET ASSETS–100.00%		$17,733,662

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Market Neutral Fund

Open Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Date	Floating Rate(1)	Notional Value	Unrealized Appreciation (Depreciation)		Net Value of Reference Entities
Australia Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	$(308,261)	$(4,718)		$(312,642)
Canada Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(990,730)	(18,922)		(1,008,970)
Denmark Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(423,144)	(7,115)		(429,783)
Germany Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(1,251,842)	(20,219)		(1,267,916)
Hong Kong Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(193,584)	1,770		(191,643)
Japan Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(3,646,723)	30,846		(3,600,076)
New Zealand Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(65,845)	337		(65,448)
Norway Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(283,885)	(1,121)		(284,719)
Singapore Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(95,359)	151		(95,074)
Spain Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(151,923)	(14,779)		(166,525)
Sweden Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(236,682)	(6,628)		(241,763)
Switzerland Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(386,543)	(10,245)		(391,079)
United Kingdom Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(893,124)	(9,197)		(889,999)
United States Equity Securities — Short	Morgan Stanley & Co. LLC	01/23/17	Federal Funds Floating Rate	(7,318,080)	115,713		(7,196,920)
Total Return Swap Agreements — Equity Risk					$55,873	(2)(3)	$(16,142,557)

(1)	The Fund receives or pays the total return on a portfolio of short positions underlying the total return swap, and pays or receives a specific rate which is denominated in various currencies based on the currencies of the securities underlying the total return swap.
(2)	Amount includes $(25,798) of dividends and financing fees payable from the Fund to the Counterparty.
(3)	Swaps are collateralized by $50,000 cash held with Morgan Stanley & Co. LLC the Counterparty.

The following table represents the individual short positions and related values of equity securities underlying the total return swaps with Morgan Stanley & Co. LLC, as of April 30, 2015

	Shares	Value
Equity Securities — Short
Australia
ALS Ltd.	(14,295)	$(59,598)
Crown Resorts Ltd.	(24,586)	(253,044)
		(312,642)

Canada
AltaGas Ltd.	(4,300)	(146,137)
Enbridge Inc.	(3,100)	(162,041)
Gildan Activewear Inc.	(2,600)	(82,414)
MEG Energy Corp.	(3,900)	(75,226)
Methanex Corp.	(1,200)	(72,225)
Northland Power Inc.	(3,500)	(50,046)
Paramount Resources Ltd.–Class A	(4,000)	(118,336)
Rogers Communications, Inc.–Class B	(2,200)	(78,597)
Tahoe Resources Inc.	(5,100)	(72,078)
Tourmaline Oil Corp.	(4,400)	(151,870)
		(1,008,970)

Denmark
Carlsberg A/S–Class B	(605)	(55,232)
Genmab A/S	(4,263)	(329,556)
Jyske Bank A/S	(916)	(44,995)
		(429,783)

Germany
adidas AG	(1,258)	(103,714)
Alstom S.A.	(2,684)	(84,494)

	Shares	Value
Germany–(continued)
Andritz AG	(824)	$(48,299)
ASML Holding N.V.	(1,498)	(162,676)
CNH Industrial N.V.	(8,000)	(70,653)
Deutsche Wohnen AG	(3,306)	(87,053)
Enel Green Power SpA	(31,280)	(61,081)
Galp Energia, SGPS, S.A.	(8,754)	(119,826)
MorphoSys AG	(3,142)	(227,319)
Remy Cointreau SA	(2,269)	(171,191)
ThyssenKrupp AG	(1,555)	(41,662)
UCB S.A.	(756)	(54,602)
Volkswagen AG–Preference Shares	(136)	(35,346)
		(1,267,916)

Hong Kong
Esprit Holdings Ltd.	(88,700)	(84,231)
Hong Kong & China Gas Co. Ltd.	(45,000)	(107,412)
		(191,643)

Japan
ASICS Corp.	(6,800)	(174,841)
Chiyoda Corp.	(3,000)	(27,311)
Dentsu Inc.	(1,100)	(51,407)
Fast Retailing Co. Ltd.	(300)	(118,832)
Hamamatsu Photonics K.K.	(1,400)	(41,038)
Hulic Co. Ltd.	(18,000)	(194,322)
Iida Group Holdings Co Ltd.	(6,400)	(86,941)
Isetan Mitsukoshi Holdings Ltd.	(11,300)	(183,980)
Keyence Corp.	(500)	(269,179)
Kikkoman Corp.	(2,000)	(57,538)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Market Neutral Fund

	Shares	Value
Japan–(continued)
Kintetsu Corp.	(8,000)	$(28,476)
Kyushu Electric Power Co. Inc.	(11,100)	(118,716)
M3 Inc.	(4,200)	(79,708)
Mazda Motor Corp.	(7,400)	(145,862)
Mitsui Chemicals Inc.	(58,000)	(192,848)
NGK Spark Plug Co., Ltd.	(2,000)	(56,449)
Nintendo Co., Ltd.	(1,900)	(323,350)
Nippon Paint Holdings Co., Ltd.	(2,000)	(67,504)
Ono Pharmaceutical Co. Ltd.	(1,200)	(130,352)
Shimadzu Corp.	(5,000)	(58,961)
SoftBank Corp.	(600)	(37,714)
Sugi Holdings Co. Ltd.	(4,800)	(234,774)
Sumitomo Realty & Development Co., Ltd.	(1,000)	(38,878)
Suzuken Co., Ltd./Aichi Japan	(1,760)	(55,350)
Temp Holdings Co. Ltd.	(1,800)	(57,663)
Topcon Corp.	(12,600)	(328,191)
Tsuruha Holdings Inc.	(4,400)	(321,340)
Yamaha Motor Co. Ltd.	(5,000)	(118,551)
		(3,600,076)

New Zealand
Auckland International Airport Ltd.	(18,597)	(65,448)

Norway
Schibsted ASA	(4,568)	(284,719)

Singapore
Ezion Holdings Ltd.	(104,400)	(95,074)

Spain
Banco Popular Espanol S.A.	(31,654)	(165,921)
Banco Popular Espanol S.A.–Rights	(31,654)	(604)
		(166,525)

Sweden
Saab AB–Class B	(1,714)	(44,450)
Volvo AB–Class B	(14,322)	(197,313)
		(241,763)

Switzerland
Barry Callebaut AG	(49)	(59,621)
Panalpina Welttransport Holding AG	(249)	(34,889)
Swiss Prime Site AG	(1,541)	(135,796)
Syngenta AG	(477)	(160,773)
		(391,079)

United Kingdom
Diageo PLC	(3,142)	(87,374)
Fresnillo PLC	(8,996)	(99,361)
Glencore PLC	(26,782)	(127,553)
Intertek Group PLC	(2,233)	(89,536)
Melrose Industries PLC	(17,150)	(69,901)
Ophir Energy PLC	(58,311)	(127,109)
Petrofac Ltd.	(8,324)	(111,681)
Telecom Plus PLC	(5,735)	(67,525)

	Shares	Value
United Kingdom–(continued)
UBM PLC	(12,689)	$(109,959)
		(889,999)

United States
ACI Worldwide Inc.	(2,100)	(48,363)
Alexander & Baldwin Inc.	(3,900)	(157,872)
Amazon.com Inc.	(400)	(168,712)
Anixter International Inc.	(1,200)	(84,720)
Armstrong World Industries Inc.	(1,300)	(71,162)
Arthur J Gallagher & Co.	(1,.300)	(62,179)
Ascena Retail Group, Inc.	(3,400)	(50,966)
Atwood Oceanics Inc.	(600)	(20,028)
B/E Aerospace Inc.	(4,400)	(263,076)
BioMarin Pharmaceutical Inc.	(300)	(33,615)
Carpenter Technology Corp.	(2,300)	(99,475)
Chevron Corp.	(2,700)	(299,862)
Chicago Bridge & Iron Co NV	(2,100)	(100,065)
Colfax Corp.	(4,200)	(208,278)
Cooper Cos Inc. (The)	(500)	(89,035)
Cree Inc.	(2,400)	(76,032)
Cypress Semiconductor Corp.	(11,700)	(155,844)
Darling Ingredients Inc.	(8,500)	(116,110)
Diamondback Energy Inc.	(500)	(41,285)
DigitalGlobe Inc.	(1,200)	(38,604)
Duke Energy Corp.	(700)	(54,299)
Eversource Energy	(2,700)	(131,652)
F5 Networks Inc.	(300)	(36,606)
Fastenal Co.	(5,300)	(225,886)
Financial Engines Inc.	(2,000)	(84,340)
Finisar Corp.	(4,000)	(81,320)
Five Below Inc.	(800)	(26,976)
Fortune Brands Home & Security Inc.	(5,500)	(245,300)
Genesee & Wyoming Inc.–Class A	(1,100)	(102,245)
Golar LNG Ltd.	(3,500)	(125,983)
Google Inc.–Class C	(401)	(215,526)
Gulfport Energy Corp.	(2,200)	(107,668)
Haemonetics Corp.	(3,600)	(145,908)
Hexcel Corp.	(2,100)	(105,315)
Howard Hughes Corp. (The)	(1,100)	(163,317)
Kennedy-Wilson Holdings Inc.	(12,500)	(309,750)
Liberty Global PLC–Class A	(1,000)	(52,140)
Madison Square Garden Co. (The)–Class A	(400)	(32,120)
Markel Corp.	(300)	(222,192)
Men’s Wearhouse Inc. (The)	(2,000)	(113,180)
MRC Global Inc.	(10,500)	(153,300)
National Instruments Corp.	(5,900)	(168,740)
NCR Corp.	(5,300)	(145,432)
NetSuite Inc.	(700)	(66,899)
Panera Bread Co.–Class A	(200)	(36,496)
Pentair PLC	(600)	(37,290)
salesforce.com. inc.	(400)	(29,128)
SBA Communications Corp.–Class A	(1,500)	(173,730)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Market Neutral Fund

	Shares	Value
United States–(continued)
SemGroup Corp.–Class A	(1,300)	$(109,447)
Semtech Corp.	(1,700)	(39,593)
Spirit Realty Capital Inc.	(8,100)	(91,449)
Sprint Corp.	(9,400)	(48,222)
SunEdison Inc.	(2,000)	(50,640)
SYNNEX Corp.	(1,100)	(84,150)
T-Mobile US, Inc.	(1,000)	(34,040)
Tesla Motors Inc.	(1,400)	(316,470)
Tractor Supply Co.	(600)	(51,636)

	Shares	Value
United States–(continued)
Trimble Navigation Ltd	(6,200)	$(157,666)
Ulta Salon Cosmetics & Fragrance, Inc.	(200)	(30,218)
Ultimate Software Group, Inc. (The)	(700)	(116,354)
Verizon Communications Inc.	(1,000)	(50,440)
ViaSat, Inc.	(4,400)	(264,528)
Williams Cos Inc. (The)	(3,400)	(174,046)
		(7,196,920)
Total Equity Securities — Short		$(16,142,557)

Portfolio Composition

By sector, based on total investments

as of April 30, 2015

	Long Portfolio Holdings	Equity Securities — Short*	Total Investments
Industrials	9.6%	7.1%	16.7%
Information Technology	9.1	8.9	18.0
Consumer Discretionary	8.5	8.1	16.6
Energy	6.1	5.9	12.0
Health Care	3.4	3.4	6.8
Materials	3.1	2.7	5.8
Consumer Staples	2.7	3.3	6.0
Financials	2.2	5.2	7.4
Telecommunication Services	1.7	1.2	2.9
Utilities	1.2	1.7	2.9
Money Market Funds Plus Other Assets Less Liabilities	4.9	—	4.9
Total	52.5	47.5	100.0

*	Represents the value of the equity securities underlying the equity short portfolio swap with Morgan Stanley.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Market Neutral Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $14,960,618)	$16,131,627
Investments in affiliated money market funds, at value and cost	1,667,419
Total investments, at value (Cost $16,628,037)	17,799,046
Foreign currencies, at value (Cost $27,239)	27,566
Receivable for:
Deposits with brokers for swap agreements	50,000
Fund shares sold	25
Dividends	62,468
Investment for trustee deferred compensation and retirement plans	3,669
Unrealized appreciation on swap agreements	55,873
Other assets	79,278
Total assets	18,077,925

Liabilities:
Payable for:
Amount due custodian	225,060
Accrued fees to affiliates	5,978
Accrued trustees’ and officers’ fees and benefits	1,957
Accrued other operating expenses	107,599
Trustee deferred compensation and retirement plans	3,669
Total liabilities	344,263
Net assets applicable to shares outstanding	$17,733,662

Net assets consist of:
Shares of beneficial interest	$17,885,362
Undistributed net investment income	915,955
Undistributed net realized gain (loss)	(2,294,802)
Net unrealized appreciation	1,227,147
$17,733,662

Net Assets:
Class A	$5,749,511
Class C	$534,959
Class R	$15,065
Class Y	$10,336,882
Class R5	$505,281
Class R6	$591,964

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	569,740
Class C	53,368
Class R	1,497
Class Y	1,023,210
Class R5	50,001
Class R6	58,570
Class A:
Net asset value per share	$10.09
Maximum offering price per share
(Net asset value of $10.09 ÷ 94.50%)	$10.68
Class C:
Net asset value and offering price per share	$10.02
Class R:
Net asset value and offering price per share	$10.06
Class Y:
Net asset value and offering price per share	$10.10
Class R5:
Net asset value and offering price per share	$10.11
Class R6:
Net asset value and offering price per share	$10.11

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Market Neutral Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $10,747)	$214,708
Dividends from affiliated money market funds	343
Total investment income	215,051

Expenses:
Advisory fees	95,261
Administrative services fees	24,794
Custodian fees	8,139
Distribution fees:
Class A	6,718
Class C	1,452
Class R	36
Transfer agent fees — A, C, R and Y	4,117
Transfer agent fees — R5	27
Transfer agent fees — R6	35
Trustees’ and officers’ fees and benefits	9,846
Registration and filing fees	47,560
Professional services fees	42,089
Other	18,164
Total expenses	258,238
Less: Fees waived and expenses reimbursed	(146,467)
Net expenses	111,771
Net investment income	103,280

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(150,476)
Foreign currencies	22,919
Forward foreign currency contracts	218,651
Swap agreements	(2,383,639)
(2,292,545)
Change in net unrealized appreciation of:
Investment securities	947,548
Foreign currencies	4,546
Swap agreements	878,484
1,830,578
Net realized and unrealized gain (loss)	(461,967)
Net increase (decrease) in net assets resulting from operations	$(358,687)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Market Neutral Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 19, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 19, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income	$103,280	$59,226
Net realized gain (loss)	(2,292,545)	929,230
Change in net unrealized appreciation (depreciation)	1,830,578	(603,431)
Net increase (decrease) in net assets resulting from operations	(358,687)	385,025

Distributions to shareholders from net investment income:
Class A	(92,957)	—
Class C	(1,945)	—
Class R	(243)	—
Class Y	(139,674)	—
Class R5	(13,133)	—
Class R6	(11,890)	—
Total distributions from net investment income	(259,842)	—

Distributions to shareholders from net realized gains:
Class A	(5,778)	—
Class C	(137)	—
Class R	(16)	—
Class Y	(7,752)	—
Class R5	(729)	—
Class R6	(660)	—
Total distributions from net realized gains	(15,072)	—

Share transactions–net:
Class A	759,475	5,052,983
Class C	424,023	119,366
Class R	1,331	13,770
Class Y	3,394,352	7,129,394
Class R5	(142,874)	642,586
Class R6	41,302	546,530
Net increase in net assets resulting from share transactions	4,477,609	13,504,629
Net increase in net assets	3,844,008	13,889,654

Net assets:
Beginning of period	13,889,654	—
End of period (includes undistributed net investment income of $915,955 and $1,072,517, respectively)	$17,733,662	$13,889,654

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Market Neutral Fund

Statement of Cash Flows

For the six months ended April 30, 2015

(Unaudited)

Cash provided by (used in) operating activities:
Net increase in net assets resulting from operations	$(358,687)

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by (used in) operating activities:
Purchases of investments	(7,840,963)
Proceeds from disposition of investments	6,743,991
Net change in unrealized appreciation from swap agreements	(878,484)
Decrease in deposits with broker for swaps	23,160
Decrease in receivables and other assets	486,859
Increase in accrued expenses and other payables	37,433
Net unrealized appreciation on investment securities	(947,548)
Net realized loss from investment securities	150,476
Net cash provided by (used in) operating activities	(2,583,763)

Cash provided by financing activities:
Dividends paid to shareholders from net investment income	(206,983)
Increase in payable for amount due custodian	225,060
Proceeds from shares of beneficial interest sold	7,277,779
Disbursements from shares of beneficial interest reacquired	(3,072,577)
Net cash provided by financing activities	4,223,279
Net increase in cash and cash equivalents	1,639,516
Cash at beginning of period	55,469
Cash at end of period	$1,694,985

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$67,931

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Market Neutral Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek to provide a positive return over a full market cycle from a broadly diversified portfolio of stocks while seeking to limit exposure to the general risks associated with stock market investing.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

12                         Invesco Global Market Neutral Fund

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.

Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s

13                         Invesco Global Market Neutral Fund

taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

14                         Invesco Global Market Neutral Fund

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.62%, 2.37%, 1.87%, 1.37%, 1.37% and 1.37% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $142,288 and reimbursed class level expenses of $1,568, $85, $4, $2,460, $27 and $35 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

15                         Invesco Global Market Neutral Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $734 in front-end sales commissions from the sale of Class A shares.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Australia	$—	$510,335	$—	$510,335
Belgium	—	202,021	—	202,021
Canada	956,120	—	—	956,120
Denmark	305,193	332,027	—	637,220
Finland	169,170	—	—	169,170
France	—	315,853	—	315,853
Germany	36,094	458,310	—	494,404
Israel	89,332	—	—	89,332
Japan	—	3,577,005	—	3,577,005
Jordan	—	184,761	—	184,761
Macau	—	82,425	—	82,425
Netherlands	—	210,104	—	210,104
New Zealand	—	122,978	—	122,978
Norway	—	180,650	—	180,650
Sweden	211,423	115,905	—	327,328
Switzerland	—	336,565	—	336,565
United Kingdom	—	758,556	—	758,556
United States	8,644,219	—	—	8,644,219
	10,411,551	7,387,495	—	17,799,046
Swap Agreements*	—	55,873	—	55,873
Total Investments	$10,411,551	$7,443,368	$—	$17,854,919

*	Unrealized appreciation.

16                         Invesco Global Market Neutral Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Swap agreements(a)	$148,817	$(92,944)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Currency risk	$218,651	$—
Equity risk	—	(2,383,639)
Change in Unrealized Appreciation:
Equity risk	—	878,484
Total	$218,651	$(1,505,155)

The table below summarizes the two month average notional value of forward foreign currency contracts and the six month average notional value of swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$6,067,291	$15,229,317

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$148,817	$(92,944)	$55,873	$—	$—	$55,873

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$92,944	$(92,944)	$—	$—	$—	$—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

17                         Invesco Global Market Neutral Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $7,840,963 and $6,743,991, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,675,012
Aggregate unrealized (depreciation) of investment securities	(504,003)
Net unrealized appreciation of investment securities	$1,171,009

Cost of investments is the same for tax purposes and financial reporting.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 19, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	86,493	$925,549	655,765	$6,691,675
Class C	43,134	439,558	18,382	188,179
Class R	124	1,260	1,366	13,770
Class Y	562,865	5,812,079	716,863	7,349,692
Class R5	—	—	66,552	670,518
Class R6	7,296	75,201	54,557	546,530

Issued as reinvestment of dividends:
Class A	1,092	11,137	—	—
Class C	188	1,909	—	—
Class R	7	71	—	—
Class Y	4,910	50,082	—	—
Class R5	340	3,022	—	—
Class R6	167	1,710	—	—

Reacquired:
Class A	(13,173)	(177,211)	(160,437)	(1,638,692)
Class C	(1,759)	(17,444)	(6,577)	(68,813)
Class Y	(239,827)	(2,467,809)	(21,601)	(220,298)
Class R5	(14,236)	(145,896)	(2,655)	(27,932)
Class R6	(3,450)	(35,609)	—	—
Net increase in share activity	434,171	$4,477,609	1,322,215	$13,504,629

18                         Invesco Global Market Neutral Fund

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 34% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 57% of the outstanding shares of the Fund are owned by the Adviser.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.49	$0.06	$(0.27)	$(0.21)	$(0.18)	$(0.01)	$(0.19)	$10.09	(1.98)%		$5,750	1.61	%(d)	3.54	%(d)	1.21	%(d)	47%
Year ended 10/31/14(e)	10.00	0.04	0.45	0.49	—	—	—	10.49	4.90	(f)	5,197	1.61	(g)	4.61	(g)	0.43	(g)	46
Class C
Six months ended 04/30/15	10.41	0.02	(0.24)	(0.22)	(0.16)	(0.01)	(0.17)	10.02	(2.10)		535	2.36	(d)	4.29	(d)	0.46	(d)	47
Year ended 10/31/14(e)	10.00	(0.03)	0.44	0.41	—	—	—	10.41	4.10	(f)	123	2.36	(g)	5.36	(g)	(0.32	)(g)	46
Class R
Six months ended 04/30/15	10.46	0.05	(0.26)	(0.21)	(0.18)	(0.01)	(0.19)	10.06	(2.06)		15	1.86	(d)	3.79	(d)	0.96	(d)	47
Year ended 10/31/14(e)	10.00	0.02	0.44	0.46	—	—	—	10.46	4.60	(f)	14	1.86	(g)	4.86	(g)	0.18	(g)	46
Class Y
Six months ended 04/30/15	10.52	0.07	(0.27)	(0.20)	(0.21)	(0.01)	(0.22)	10.10	(1.95)		10,337	1.36	(d)	3.29	(d)	1.46	(d)	47
Year ended 10/31/14(e)	10.00	0.06	0.46	0.52	—	—	—	10.52	5.20	(f)	7,311	1.36	(g)	4.36	(g)	0.68	(g)	46
Class R5
Six months ended 04/30/15	10.51	0.08	(0.26)	(0.18)	(0.21)	(0.01)	(0.22)	10.11	(1.76)		505	1.36	(d)	3.24	(d)	1.46	(d)	47
Year ended 10/31/14(e)	10.00	0.06	0.45	0.51	—	—	—	10.51	5.10	(f)	671	1.36	(g)	4.33	(g)	0.68	(g)	46
Class R6
Six months ended 04/30/15	10.51	0.07	(0.25)	(0.18)	(0.21)	(0.01)	(0.22)	10.11	(1.76)		592	1.36	(d)	3.24	(d)	1.46	(d)	47
Year ended 10/31/14(e)	10.00	0.06	0.45	0.51	—	—	—	10.51	5.10	(f)	573	1.36	(g)	4.33	(g)	0.68	(g)	46

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,419, $293, $15, $8,502, $555 and $584 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 19, 2013 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Amount includes the effect of the Adviser pay-in for an economic loss of $0.41 per share. Had the pay-in not been made, the total return would have been 0.80%, 0.10%, 0.60%, 1.00%, 1.00% and 1.00% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Annualized.

19                         Invesco Global Market Neutral Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$980.20	$7.90	$1,016.82	$8.05	1.61%
C	1,000.00	979.00	11.58	1,013.10	11.77	2.36
R	1,000.00	980.40	9.13	1,015.58	9.29	1.86
Y	1,000.00	981.40	6.68	1,018.06	6.80	1.36
R5	1,000.00	982.40	6.68	1,018.06	6.80	1.36
R6	1,000.00	982.40	6.68	1,018.06	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

20                         Invesco Global Market Neutral Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GMN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Markets Strategy Fund
Nasdaq:
A: GMSDX ¡ C: GMSEX ¡ R: GMSJX ¡ Y: GMSHX ¡ R5: GMSKX ¡ R6: GMSLX

2 Fund Performance
4 Letters to Shareholders
5 Consolidated Schedule of Investments
7 Consolidated Financial Statements
9 Notes to Consolidated Financial Statements
18 Consolidated Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.38%
Class C Shares	2.98
Class R Shares	3.31
Class Y Shares	3.53
Class R5 Shares	3.53
Class R6 Shares	3.53
Barclays 3-month Treasury Bellwether Index‚ (Broad Market/Style-Specific Index)	0.01
Lipper Absolute Return Funds Index■ (Peer Group Index)	0.88
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The Barclays 3-month Treasury Bellwether Index measures the performance of Treasury bills with a maturity of less than three months.
The Lipper Absolute Return Funds Index is an unmanaged index considered representative of absolute return funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Global Markets Strategy Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception	1.68%
1 Year	–0.21

Class C Shares
Inception	3.17%
1 Year	3.78

Class R Shares
Inception	3.72%
1 Year	5.31

Class Y Shares
Inception (9/26/12)	4.19%
1 Year	5.85

Class R5 Shares
Inception	4.23%
1 Year	5.85

Class R6 Shares
Inception	4.19%
1 Year	5.85

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception	2.94%
1 Year	3.78

Class C Shares
Inception	4.51%
1 Year	8.05

Class R Shares
Inception	5.08%
1 Year	9.58

Class Y Shares
Inception (9/26/12)	5.56%
1 Year	10.14

Class R5 Shares
Inception	5.60%
1 Year	10.13

Class R6 Shares
Inception	5.56%
1 Year	10.14

On August 28, 2013, Class H1 shares converted to Class Y shares.

Class A shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

Class C shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

Class R shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

Class R5 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

Class R6 shares incepted on August 28, 2013. Performance shown prior to that date is that of Class H1 shares and includes the 12b-1 fees applicable to Class H1 shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco. com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.15%, 2.90%, 2.40%, 1.90%, 1.78% and 1.78%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3	Invesco Global Markets Strategy Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Global Markets Strategy Fund

Consolidated Schedule of Investments

April 30, 2015

(Unaudited)

	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Securities–31.21%
U.S. Treasury Bills–16.54%(a)
U.S. Treasury Bills(b)	0.07%	06/04/15	$4,000,000	$4,000,000
U.S. Treasury Bills(b)	0.09%	07/09/15	5,800,000	5,799,999
U.S. Treasury Bills(b)	0.08%	07/16/15	8,700,000	8,699,999
U.S. Treasury Bills(b)	0.07%	07/23/15	8,120,000	8,119,905
U.S. Treasury Bills(b)	0.07%	07/30/15	5,410,000	5,409,999
				32,029,902

U.S. Treasury Notes–14.67%(c)
U.S. Treasury Notes	0.06%	01/31/16	6,410,000	6,409,816
U.S. Treasury Notes(d)	0.08%	04/30/16	19,075,000	19,077,334
U.S. Treasury Notes	0.09%	07/31/16	2,910,000	2,910,233
				28,397,383
Total U.S. Treasury Securities (Cost $60,421,783)				60,427,285

			Shares
Money Market Funds–69.63%
Liquid Assets Portfolio–Institutional Class(e)			49,831,884	49,831,884
Premier Portfolio–Institutional Class(e)			49,831,884	49,831,884
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class(e)			35,158,043	35,158,043
Total Money Market Funds (Cost $134,821,811)				134,821,811
TOTAL INVESTMENTS–100.84% (Cost $195,243,594)				195,249,096
OTHER ASSETS LESS LIABILITIES–(0.84)%				(1,633,387)
NET ASSETS–100.00%				$193,615,709

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Brent Crude	Short	109	October-2015	$(7,507,920)	$(1,011,312)
Cotton No.2	Short	201	December-2015	(6,697,320)	(112,813)
Gas Oil	Short	144	May-2015	(8,629,200)	(1,118,582)
Gasoline Reformulated Blendstock Oxygenate Blending	Short	56	June-2015	(4,810,075)	(315,381)
Globex Reformulated Blendstock Gasoline Physical	Short	30	June-2015	(2,576,826)	(182,900)
Heating Oil	Short	90	June-2015	(7,486,290)	(990,047)
Silver	Long	7	July-2015	565,355	7,439
Soybean	Short	108	July-2015	(5,270,400)	(44,911)
WTI Crude	Short	127	October-2015	(7,900,670)	(1,115,831)
Subtotal–Commodity Risk					(4,884,338)
Australia 10 Year Bonds	Long	153	June-2015	15,645,380	(137,503)
Canada 10 Year Bonds	Long	49	June-2015	5,695,681	(83,139)
Euro Bonds	Long	40	June-2015	7,038,337	(18,757)
Japanese 10 Year Bonds	Long	4	June-2015	4,954,439	27,847
Long Gilt	Long	136	June-2015	24,660,338	(95,882)
U.S. Treasury 20 Year Bonds	Long	163	June-2015	26,013,781	(584,134)
Subtotal–Interest Rate Risk					(891,568)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Markets Strategy Fund

Open Futures Contracts (continued)
Futures Contracts	Type of Contract		Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long		441	June-2015	17,668,697	$(147,531)
E-Mini S&P 500 Index	Long		113	June-2015	11,745,785	178,558
FTSE 100 Index	Long		134	June-2015	14,253,189	419,148
Hang Seng Index	Long		106	May-2015	$19,218,954	(39,286)
Russell 2000 Index Mini	Long		130	June-2015	15,813,200	(104,499)
Tokyo Stock Price Index	Long		135	June-2015	17,960,427	712,600
Subtotal-Equity Risk						1,018,990
Total Futures Contracts						$(4,756,916)

Open Over-The-Counter Total Return Swap Agreements
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Barclays Commodity Strategy 1452 Excess Return Index and pay the product of (i) 0.33% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Barclays Bank PLC	5,100	October-2015	$2,477,369	$158,576
Pay a floating rate equal to the Barclays Capital Soymeal Nearby Excess Return Index and pay the product of (i) 0.30% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Barclays Bank PLC	4,140	January-2016	(4,052,402)	(63,810)
Pay a floating rate equal to the Barclays Commodity Strategy 1606 Excess Return Index and pay the product of (i) 0.41% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Barclays Bank PLC	13,870	October-2015	(3,620,825)	(47,381)
Pay a floating rate equal to the CIBC Silver Index and pay the product of (i) 0.11% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	Canadian Imperial Bank Commerce	15,700	February-2016	1,532,629	(17,075)
Pay a floating rate equal to the S&P GSCI Sugar Excess Return A141 Strategy and receive the product of (i) 0.37% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Goldman Sachs International	13,800	January-2016	(2,782,994)	0
Pay a floating rate equal to the S&P GSCI Gold Index Excess Return and pay the product of (i) 0.09% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Long	JPMorgan Chase Bank, N.A.	11,300	October-2015	1,124,338	(4,261)
Pay a floating rate equal to the S&P GSCI Aluminum Dynamic Roll Excess Return Index and pay the product of (i) 0.38% of the Notional Amount multiplied by (ii) days in the period divided by 365.	Short	Morgan Stanley Capital Services LLC	42,600	October-2015	(4,483,160)	(261,926)
Total Swap Agreements–Commodity Risk						$(235,877)

Notes to Consolidated Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(d)	All or a portion of the value was designated as collateral for swap agreements. See Note 1L and Note 4.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Target Risk Allocation and Notional Asset Weights*

By asset class, based on Net Assets as of April 30, 2015

Asset Class	Risk Allocation**	% of Net Assets as of 04/30/15***
Equities	40.5%	48.3%
Fixed Income	26.3	43.3
Commodities	33.2	(27.7)

*	Risk contribution is measured as the standard deviation of each asset class as a percentage of total portfolio standard deviation. The risk contribution of each underlying asset determines the dollar-weighting of the asset. Standard deviation measures a fund’s range of total returns and fluctuations over a defined period of time.
**	Based on the expected market exposure.
***	Due to the use of leverage, the percentages may not equal 100%.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Markets Strategy Fund

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $60,421,783)	$60,427,285
Investments in affiliated money market funds, at value and cost	134,821,811
Total investments, at value (Cost $195,243,594)	195,249,096
Receivable for:
Fund shares sold	613,012
Dividends and interest	6,960
Swaps receivables	3,179
Investment for trustee deferred compensation and retirement plans	11,963
Unrealized appreciation on swap agreements–OTC	158,576
Other assets	28,204
Total assets	196,070,990

Liabilities:
Payable for:
Fund shares reacquired	51,404
Swaps payable	160,536
Variation margin–futures	1,676,185
Accrued fees to affiliates	69,669
Accrued trustees’ and officers’ fees and benefits	3,301
Accrued other operating expenses	87,193
Trustee deferred compensation and retirement plans	12,540
Unrealized depreciation on swap agreements–OTC	394,453
Total liabilities	2,455,281
Net assets applicable to shares outstanding	$193,615,709

Net assets consist of:
Shares of beneficial interest	$186,877,076
Undistributed net investment income (loss)	(917,091)
Undistributed net realized gain	12,643,016
Net unrealized appreciation (depreciation)	(4,987,292)
$193,615,709

Net Assets:
Class A	$8,039,386
Class C	$10,769,180
Class R	$23,149
Class Y	$65,936,079
Class R5	$9,554
Class R6	$108,838,361

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	803,246
Class C	1,080,260
Class R	2,312
Class Y	6,572,563
Class R5	952
Class R6	10,849,748
Class A:
Net asset value per share	$10.01
Maximum offering price per share
(Net asset value of $10.01 ÷ 94.50%)	$10.59
Class C:
Net asset value and offering price per share	$9.97
Class R:
Net asset value and offering price per share	$10.01
Class Y:
Net asset value and offering price per share	$10.03
Class R5:
Net asset value and offering price per share	$10.04
Class R6:
Net asset value and offering price per share	$10.03

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Markets Strategy Fund

Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated money market funds	$29,286
Interest	5,610
Total investment income	34,896

Expenses:
Advisory fees	1,346,321
Administrative services fees	24,795
Custodian fees	4,879
Distribution fees:
Class A	8,895
Class C	53,852
Class R	62
Transfer agent fees — A, C, R and Y	34,354
Trustees’ and officers’ fees and benefits	12,239
Other	94,623
Total expenses	1,580,020
Less: Fees waived and expenses reimbursed	(215,416)
Net expenses	1,364,604
Net investment income (loss)	(1,329,708)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Foreign currencies	(346,152)
Futures contracts	15,079,604
Swap agreements	(327,627)
14,405,825
Change in net unrealized appreciation (depreciation) of:
Investment securities	(3,186)
Futures contracts	(7,430,424)
Swap agreements	(68,694)
(7,502,304)
Net realized and unrealized gain	6,903,521
Net increase in net assets resulting from operations	$5,573,813

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Markets Strategy Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(1,329,708)	$(2,505,146)
Net realized gain	14,405,825	2,656,273
Change in net unrealized appreciation (depreciation)	(7,502,304)	(775,658)
Net increase (decrease) in net assets resulting from operations	5,573,813	(624,531)

Distributions to shareholders from net investment income:
Class A	(101,201)	—
Class C	(82,010)	—
Class R	(320)	—
Class Y	(696,170)	—
Class R5	(175)	—
Class R6	(2,023,415)	—
Total distributions from net investment income	(2,903,291)	—

Distributions to shareholders from net realized gains:
Class A	(119,584)	(94,210)
Class C	(196,803)	(141,449)
Class R	(455)	(647)
Class Y	(705,619)	(692,741)
Class R5	(177)	(647)
Class R6	(2,050,877)	(6,922,506)
Total distributions from net realized gains	(3,073,515)	(7,852,200)

Share transactions–net:
Class A	1,052,432	6,388,685
Class C	(1,430,850)	11,581,205
Class R	(956)	14,508
Class Y	29,815,775	30,676,861
Class R6	(3,247,281)	9,379,796
Net increase in net assets resulting from share transactions	26,189,120	58,041,055
Net increase in net assets	25,786,127	49,564,324

Net assets:
Beginning of period	167,829,582	118,265,258
End of period (includes undistributed net investment income (loss) of $(917,091) and $3,315,908, respectively)	$193,615,709	$167,829,582

Notes to Consolidated Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Markets Strategy Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these consolidated financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund V Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

9                         Invesco Global Markets Strategy Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. On August 28, 2013, the Fund began offering Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares and the Fund’s existing Class H1 shares were converted to Class Y shares. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waiver shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its consolidated financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the consolidated financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

10                         Invesco Global Markets Strategy Fund

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

11                         Invesco Global Markets Strategy Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

M.

Other Risks — The Fund will seek to gain exposure to commodity markets primarily through an investment in the Subsidiary and through investments in exchange traded funds and commodity-linked derivatives. The Subsidiary, unlike the Fund, may invest without limitation in

12                         Invesco Global Markets Strategy Fund

commodities, commodity-linked derivatives and other securities, such as exchange traded notes, that may provide leverage and non-leveraged exposure to commodity markets. The Fund is indirectly exposed to the risks associated with the Subsidiary’s investments.

The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.50%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $181,062 and reimbursed class level expenses of $3,609, $5,463, $13 and $25,269 of Class A, Class C, Class R and Class Y shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption

13                         Invesco Global Markets Strategy Fund

proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $898 in front-end sales commissions from the sale of Class A shares and $1,395 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Money Market Funds	$134,821,811	$—	$—	$134,821,811
U.S. Treasury Securities	—	60,427,285	—	60,427,285
	134,821,811	60,427,285	—	195,249,096
Futures Contracts*	(4,756,916)	—	—	(4,756,916)
Swap Agreements*	—	(235,877)	—	(235,877)
Total Investments	$130,064,895	$60,191,408	$—	$190,256,303

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Commodity risk:
Futures contracts(a)	$7,439	$(4,891,777)
Swap agreements(b)	158,576	(394,453)
Interest rate risk:
Futures contracts(a)	27,847	(919,415)
Equity risk:
Futures contracts(a)	1,310,306	(291,316)
Total	$1,504,168	$(6,496,961)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the captions Unrealized appreciation on swap transactions—OTC and Unrealized depreciation on swap transactions—OTC.

14                         Invesco Global Markets Strategy Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Commodity risk	$4,311,184	$(1,035,508)
Interest rate risk	7,036,637	707,881
Equity risk	3,731,783	—
Change in Unrealized Appreciation (Depreciation):
Commodity risk	(5,876,199)	192,460
Interest rate risk	(2,865,930)	(261,154)
Equity risk	1,311,705	—
Total	$7,649,180	$(396,321)

The table below summarizes the average notional value of futures contracts and swap agreements outstanding during the period.

	Futures Contracts	Swap Agreements
Average notional value	$214,577,076	$24,533,304

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Bank of America Merrill Lynch	$425	$(16)	$409	$—	$—	$409
Barclays Bank PLC	159,760	(111,549)	48,211	—	—	48,211
Goldman Sachs International	870	(870)	—	—	—	—
Morgan Stanley Capital Services LLC	700	(700)	—	—	—	—
Total	$161,755	$(113,135)	$48,620	$—	$—	$48,620

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Subsidiary
Bank of America Merrill Lynch	$16	$(16)	$—	$—	$—	$—
Barclays Bank PLC	111,549	(111,549)	—	—	—	—
Canadian Imperial Bank of Commerce	17,158	—	17,158	—	—	17,158
Goldman Sachs International	160,054	(870)	159,184	(159,184)	—	—
JPMorgan Chase Bank, N.A.	4,286	—	4,286	(4,286)	—	—
Morgan Stanley Capital Services LLC	261,926	(700)	261,226	(261,226)	—	—
Total	$554,989	$(113,135)	$441,854	$(424,696)	$—	$17,158

15                         Invesco Global Markets Strategy Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $0 and $0, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$12,299,428
Aggregate unrealized (depreciation) of investment securities	(12,293,926)
Net unrealized appreciation of investment securities	$5,502

Cost of investments is the same for tax and financial reporting purposes.

16                         Invesco Global Markets Strategy Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	289,066	$2,933,534	1,164,747	$11,592,503
Class C	214,409	2,183,594	1,937,959	19,362,646
Class R	514	5,333	1,458	14,508
Class Y	4,162,203	42,461,883	6,604,938	66,179,795
Class R6	633,156	6,402,796	1,088,964	10,710,094

Issued as reinvestment of dividends:
Class A	20,165	199,635	9,489	93,564
Class C	26,559	262,665	14,309	140,802
Class R	48	472	—	—
Class Y	122,360	1,213,807	69,846	689,379
Class R6	410,679	4,073,939	701,303	6,921,859

Reacquired:
Class A	(204,423)	(2,080,737)	(532,075)	(5,297,382)
Class C	(382,210)	(3,877,109)	(806,676)	(7,922,243)
Class R	(660)	(6,761)	—	—
Class Y	(1,357,739)	(13,859,915)	(3,675,067)	(36,192,313)
Class R6	(1,338,741)	(13,724,016)	(819,568)	(8,252,157)
Net increase in share activity	2,595,386	$26,189,120	5,759,627	$58,041,055

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in aggregate own 35% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity is also owned beneficially.
In addition, 56% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are mutual funds that are advised by Invesco.

17                         Invesco Global Markets Strategy Fund

NOTE 10 — Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.02	$(0.08)	$0.42	$0.34	$(0.16)	$(0.19)	$(0.35)	$10.01	3.38%	$8,039	1.70	%(d)	2.00	%(d)	(1.66	)%(d)	0%
Year ended 10/31/14	10.78	(0.17)	0.09	(0.08)	—	(0.68)	(0.68)	10.02	(0.64)	6,996	1.73		2.06		(1.68)		0
Year ended 10/31/13(e)	10.52	(0.04)	0.30	0.26	—	—	—	10.78	2.47	607	1.99	(f)	2.04	(f)	(1.92	)(f)	0
Class C
Six months ended 04/30/15	9.94	(0.12)	0.42	0.30	(0.08)	(0.19)	(0.27)	9.97	2.98	10,769	2.45	(d)	2.75	(d)	(2.41	)(d)	0
Year ended 10/31/14	10.78	(0.24)	0.08	(0.16)	—	(0.68)	(0.68)	9.94	(1.42)	12,136	2.48		2.81		(2.43)		0
Year ended 10/31/13(e)	10.52	(0.05)	0.31	0.26	—	—	—	10.78	2.47	818	2.74	(f)	2.79	(f)	(2.67	)(f)	0
Class R
Six months ended 04/30/15	10.00	(0.10)	0.43	0.33	(0.13)	(0.19)	(0.32)	10.01	3.31	23	1.95	(d)	2.25	(d)	(1.91	)(d)	0
Year ended 10/31/14	10.78	(0.19)	0.09	(0.10)	—	(0.68)	(0.68)	10.00	(0.83)	24	1.98		2.31		(1.93)		0
Year ended 10/31/13(e)	10.52	(0.04)	0.30	0.26	—	—	—	10.78	2.47	10	2.24	(f)	2.29	(f)	(2.17	)(f)	0
Class Y
Six months ended 04/30/15	10.05	(0.07)	0.42	0.35	(0.18)	(0.19)	(0.37)	10.03	3.53	65,936	1.45	(d)	1.75	(d)	(1.41	)(d)	0
Year ended 10/31/14	10.79	(0.14)	0.08	(0.06)	—	(0.68)	(0.68)	10.05	(0.44)	36,645	1.48		1.81		(1.43)		0
Year ended 10/31/13	9.91	(0.19)	1.07	0.88	—	—	—	10.79	8.88	6,972	1.82		1.87		(1.75)		0
Year ended 10/31/12(e)	10.00	(0.02)	(0.07)	(0.09)	—	—	—	9.91	(0.90)	10,017	2.00	(f)	6.69	(f)	(1.87	)(f)	0
Class R5
Six months ended 04/30/15	10.06	(0.07)	0.42	0.35	(0.18)	(0.19)	(0.37)	10.04	3.53	10	1.45	(d)	1.65	(d)	(1.41	)(d)	0
Year ended 10/31/14	10.79	(0.14)	0.09	(0.05)	—	(0.68)	(0.68)	10.06	(0.34)	10	1.48		1.69		(1.43)		0
Year ended 10/31/13(e)	10.52	(0.03)	0.30	0.27	—	—	—	10.79	2.57	10	1.75	(f)	1.80	(f)	(1.68	)(f)	0
Class R6
Six months ended 04/30/15	10.05	(0.07)	0.42	0.35	(0.18)	(0.19)	(0.37)	10.03	3.53	108,838	1.45	(d)	1.65	(d)	(1.41	)(d)	0
Year ended 10/31/14	10.80	(0.14)	0.07	(0.07)	—	(0.68)	(0.68)	10.05	(0.53)	112,019	1.48		1.69		(1.43)		0
Year ended 10/31/13(e)	10.52	(0.03)	0.31	0.28	—	—	—	10.80	2.66	109,848	1.71	(f)	1.76	(f)	(1.64	)(f)	0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $7,175, $10,860, $25, $50,229, $10 and $112,699 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of September 26, 2012 for Class Y shares and August 28, 2013 for Class A, Class C, Class R, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

18                         Invesco Global Markets Strategy Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,033.80	$8.57	$1,016.36	$8.50	1.70%
C	1,000.00	1,029.80	12.33	1,012.65	12.23	2.45
R	1,000.00	1,033.10	9.83	1,015.12	9.74	1.95
Y	1,000.00	1,035.30	7.32	1,017.60	7.25	1.45
R5	1,000.00	1,035.30	7.32	1,017.60	7.25	1.45
R6	1,000.00	1,035.30	7.32	1,017.60	7.25	1.45

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco Global Markets Strategy Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GMS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Global Targeted Returns Fund
Nasdaq:
A: GLTAX ¡ C: GLTCX ¡ R: GLTRX ¡ Y: GLTYX ¡ R5: GLTFX ¡ R6: GLTSX

2 Fund Performance
3 Letters to Shareholders
4 Consolidated Schedule of Investments
16 Consolidated Financial Statements
18 Notes to Consolidated Financial Statements
29 Consolidated Financial Highlights
30 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.95%
Class C Shares	1.59
Class R Shares	1.73
Class Y Shares	2.08
Class R5 Shares	2.08
Class R6 Shares	1.99
U.S. Three-Month Treasury Bills Index‚ (Broad Market/Style-Specific Index)	0.01
Source(s): ‚Lipper Inc.
The U.S. Three-Month Treasury Bills Index is tracked by Lipper to provide performance for the three-month US Treasury bill.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	0.44%
1 Year	–2.53

Class C Shares
Inception (12/19/13)	3.90%
1 Year	1.38

Class R Shares
Inception (12/19/13)	4.38%
1 Year	2.82

Class Y Shares
Inception (12/19/13)	4.94%
1 Year	3.37

Class R5 Shares
Inception (12/19/13)	4.94%
1 Year	3.37

Class R6 Shares
Inception (12/19/13)	4.86%
1 Year	3.27

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	0.69%
1 Year	–1.44

Class C Shares
Inception (12/19/13)	4.39%
1 Year	2.48

Class R Shares
Inception (12/19/13)	4.98%
1 Year	4.12

Class Y Shares
Inception (12/19/13)	5.50%
1 Year	4.68

Class R5 Shares
Inception (12/19/13)	5.50%
1 Year	4.68

Class R6 Shares
Inception (12/19/13)	5.42%
1 Year	4.58

sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.80%, 2.55%, 2.05%, 1.55%, 1.55% and 1.55%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.66%, 4.41%, 3.91%,

3.41%, 3.37% and 3.37%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.
3	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.50% for Invesco Global Targeted Returns Fund.

2 Invesco Global Targeted Returns Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Global Targeted Returns Fund

Consolidated Schedule of Investments

April 30, 2015

(Unaudited)

Investments in Affiliated Issuers–79.13%(a)

	% of Net Assets 04/30/15	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain		Dividend Income	Shares 04/30/15	Value 04/30/15
Domestic Equity Funds–5.81%
Invesco Comstock Fund–Class R6	—	$4,320,674	$1,266,276	$(5,666,495)	$(219,851)	$299,396		$36,276	—	$—
Invesco Diversified Dividend Fund–Class R6	5.81%	2,641,686	2,065,566	(67,780)	88,403	51,383		32,032	253,471	4,727,224
Total Domestic Equity Funds		6,962,360	3,331,842	(5,734,275)	(131,448)	350,779		68,308	253,471	4,727,224

Fixed-Income Funds–11.80%
Invesco High Yield Fund–Class R6	11.80%	5,038,366	4,597,458	—	(23,087)	—		191,450	2,199,711	9,612,737

Foreign Equity Funds–28.46%
Invesco Asia Pacific Growth Fund–Class Y	8.51%	5,329,933	1,831,347	(230,847)	28,868	123,419		78,956	208,383	6,930,829
Invesco European Growth Fund–Class Y	10.01%	4,319,208	3,927,847	(270,346)	229,594	126,894		90,793	217,488	8,153,643
Invesco International Growth Fund–Class R6	9.94%	4,393,322	3,525,589	—	173,278	139,665		72,591	230,678	8,092,189
Total Foreign Equity Funds		14,042,463	9,284,783	(501,193)	431,740	389,978		242,340	656,549	23,176,661

Money Market Funds–33.06%
Liquid Assets Portfolio–Institutional Class	12.98%	1,983,391	25,804,680	(17,215,802)	—	—		937	10,572,269	10,572,269
Premier Portfolio–Institutional Class	12.99%	1,983,392	25,804,680	(17,215,802)	—	—		421	10,572,270	10,572,270
STIC (Global Series) PLC–U.S. Dollar Liquidity Portfolio (Ireland)–Institutional Class	7.09%	—	6,276,947	(503,840)	—	—		849	5,773,107	5,773,107
Total Money Market Funds		3,966,783	57,886,307	(34,935,444)	—	—		2,207	26,917,646	26,917,646
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $63,535,357)	79.13%	$30,009,972	$75,100,390	$(41,170,912)	$277,205	$740,757	(b)	$504,305		$64,434,268

									Principal Amount
Sovereign Debt–4.87%(c)
Hungary Government Bond (Hungary), Series 23, Class A, Unsec. Bonds, 6.00%, 11/24/23									HUF 88,330,000	389,976
Hungary Government Bond (Hungary), Series 25, Class B, Unsec. Bonds, 5.50%, 06/24/25									HUF 91,790,000	396,477
Mexico Government Bond (Mexico), Series M 20, Sr. Unsec. Bonds, 10.00%, 12/05/24									MXN 9,237,700	781,475
Poland Government Bond (Poland), Series 0725, Unsec. Bonds, 3.25%, 07/25/25									PLN 1,132,000	331,664
Poland Government Bond (Poland), Series 1023, Unsec. Bonds, 4.00%, 10/25/23									PLN 4,124,000	1,270,821
South Africa Government Bond (South Africa), Series R186, Unsec. Bonds, 10.50%, 12/21/26									ZAR 7,934,000	797,497
Total Sovereign Debt (Cost $4,149,903)										3,967,910
OPTIONS PURCHASED–4.32% (Cost $3,976,951)										3,516,006
TOTAL INVESTMENTS–88.32% (Cost $71,662,211)										71,918,184
OTHER ASSETS LESS LIABILITIES–11.68%										9,509,091
NET ASSETS–100.00%										$81,427,275

Abbreviations:

HUF	– Hungarian Forint
PLN	– Polish Zloty

MXN	– Mexican Peso
Sr.	– Senior

Unsec.	– Unsecured
ZAR	– South African Rand

Notes to Consolidated Schedule of Investments:

(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Includes $52,034, $151,891, $179,554 and $139,665 of capital gains distributions from Invesco Diversified Dividend Fund, Invesco Asia Pacific Growth Fund, Invesco European Growth Fund and Invesco International Growth Fund, respectively.
(c)	Foreign denominated security. Principal amount is denominated in the currency indicated.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

4                         Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Purchased
Description	Type of Contract	Broker/Counterparty	Expiration Date	Number of Contracts	Strike Price		Notional Value(d)		Value
FTSE MIB Index	Put	Bank of America Merrill Lynch	09/18/15	16	EUR	21,000	EUR	840,000	$30,543
FTSE MIB Index	Put	Goldman Sachs International	09/18/15	116	EUR	19,000	EUR	5,510,000	89,551
FTSE MIB Index	Put	Goldman Sachs International	09/18/15	16	EUR	21,000	EUR	840,000	30,543
FTSE MIB Index	Put	UBS	09/18/15	58	EUR	20,500	EUR	2,972,500	89,877
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/08/16	6	JPY	16,250	JPY	97,500,000	39,699
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	4	JPY	17,000	JPY	68,000,000	33,836
Nikkei 225 Index	Put	Morgan Stanley Capital Services LLC	12/09/16	46	JPY	16,000	JPY	736,000,000	279,313
Nikkei 225 Index	Put	Goldman Sachs International	12/09/16	6	JPY	17,000	JPY	102,000,000	50,754
SX5E Index	Put	Bank of America Merrill Lynch	09/18/15	452	EUR	3,400	EUR	15,368,000	620,227
SX5E Index	Put	UBS	06/19/15	32	EUR	3,000	EUR	960,000	3,486
SX5E Index	Put	UBS	09/18/15	14	EUR	3,300	EUR	462,000	14,809
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	46	EUR	110	EUR	253,000	5,165
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	180	EUR	120	EUR	1,080,000	33,350
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	148	EUR	135	EUR	999,000	54,012
SX7E Index	Put	Bank of America Merrill Lynch	12/18/15	424	EUR	140	EUR	2,968,000	191,634
SX7E Index	Put	Deutsche Bank Securities Inc.	12/18/15	42	EUR	130	EUR	273,000	12,380
SX7E Index	Put	Goldman Sachs International	12/18/15	24	EUR	140	EUR	168,000	10,847
SX7E Index	Put	Morgan Stanley Capital Services LLC	12/18/15	7	EUR	130	EUR	45,500	2,063
SX7E Index	Put	UBS	12/18/15	70	EUR	130	EUR	455,000	20,633
SX7E Index	Put	UBS	12/18/15	1	EUR	140	EUR	7,000	452
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	13	GBP	6,200	GBP	806,000	31,531
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	2	GBP	6,300	GBP	126,000	5,465
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	3	GBP	6,400	GBP	192,000	9,280
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	3	GBP	6,550	GBP	196,500	11,168
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	3	GBP	6,600	GBP	198,000	11,859
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	5	GBP	6,700	GBP	335,000	22,374
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	42	GBP	6,750	GBP	2,835,000	199,870
UKX Index	Put	Bank of America Merrill Lynch	12/18/15	19	GBP	6,900	GBP	1,311,000	108,063
UKX Index	Put	Goldman Sachs International	12/18/15	1	GBP	6,400	GBP	64,000	3,093
UKX Index	Put	Morgan Stanley Capital Services LLC	12/18/15	9	GBP	6,300	GBP	567,000	24,592
UKX Index	Put	UBS	12/18/15	2	GBP	6,500	GBP	130,000	7,000
UKX Index	Put	UBS	12/18/15	17	GBP	6,600	GBP	1,122,000	67,199
Total Index Options Purchased — Equity Risk				1,827					$2,114,668
Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen

(d)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value		Value
EUR versus USD	Put	Barclays Bank PLC	01/13/20	USD 1.270	EUR	338,440	$41,854
EUR versus USD	Put	Barclays Bank PLC	01/27/20	USD 1.222	EUR	640,440	63,476
EUR versus USD	Put	Barclays Bank PLC	03/12/20	USD 1.170	EUR	132,118	10,126
EUR versus USD	Put	Barclays Bank PLC	04/03/20	USD 1.172	EUR	431,984	33,421
EUR versus USD	Put	Barclays Bank PLC	04/22/20	USD 1.172	EUR	351,372	27,184
EUR versus USD	Put	Goldman Sachs International	12/12/19	USD 1.350	EUR	2,792,791	482,732
EUR versus USD	Put	Goldman Sachs International	01/21/20	USD 1.253	EUR	310,284	35,532
EUR versus USD	Put	Goldman Sachs International	02/06/20	USD 1.234	EUR	238,027	24,941
EUR versus USD	Put	Goldman Sachs International	04/15/20	USD 1.159	EUR	618,354	44,805

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

5                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Purchased — (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price	Notional Value		Value
USD versus JPY	Put	Barclays Bank PLC	02/25/16	JPY 119.100	USD	700,000	$23,406
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY 118.000	USD	5,800,000	165,725
USD versus JPY	Put	Deutsche Bank Securities Inc.	02/25/16	JPY 118.800	USD	825,000	26,449
USD versus JPY	Put	Goldman Sachs International	02/25/16	JPY 120.100	USD	175,000	6,703
USD versus JPY	Put	Morgan Stanley Capital Services LLC	02/25/16	JPY 118.850	USD	470,000	15,175
Total Over-The-Counter Foreign Currency Options Purchased — Currency Risk							$1,001,529

Abbreviations:

EUR	– Euro
JPY	– Japanese Yen
USD	– U.S. Dollar

Open Over-The-Counter Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.06%	Pay	3 Month USD LIBOR	02/21/17	$8,256,000	$192,030
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	3.05	Pay	3 Month USD LIBOR	02/21/17	2,842,000	64,806
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.99	Pay	3 Month USD LIBOR	03/13/17	700,000	17,745
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.80	Pay	3 Month USD LIBOR	04/03/17	1,168,000	37,760
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.78	Pay	3 Month USD LIBOR	04/18/17	1,650,000	55,576
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.78	Pay	3 Month USD LIBOR	04/24/17	940,000	31,892
Total Swaptions Purchased — Interest Rate Risk								$399,809
Total Options Purchased (Cost $3,976,951)								$3,516,006

Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Open Over-The-Counter Index Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(d)		Value	Unrealized Appreciation (Depreciation)
DAX Index	Put	Bank of America Merrill Lynch	07/15/15	4	EUR	11,500	$3,953	EUR	230,000	$10,945	$(6,992)
DAX Index	Put	Goldman Sachs International	05/15/15	10	EUR	10,300	9,250	EUR	515,000	618	8,632
DAX Index	Put	Goldman Sachs International	05/15/15	10	EUR	10,400	10,360	EUR	520,000	800	9,560
DAX Index	Put	Goldman Sachs International	05/15/15	10	EUR	10,500	11,600	EUR	525,000	1,036	10,564
DAX Index	Put	Goldman Sachs International	07/15/15	11	EUR	11,300	17,017	EUR	621,500	24,842	(7,825)
DAX Index	Put	Goldman Sachs International	07/15/15	11	EUR	11,400	18,801	EUR	627,000	27,365	(8,564)
DAX Index	Put	Goldman Sachs International	07/15/15	11	EUR	11,500	20,884	EUR	632,500	30,100	(9,216)
Subtotal — Over-The-Counter Index Put Options Written				67			$91,865			$95,706	$(3,841)

Open Exchange-Traded Index Options Written(e)
DAX Index	Put	Bank of America Merrill Lynch	05/15/15	1	EUR	11,100	$735	EUR	55,500	$596	$139
DAX Index	Put	Bank of America Merrill Lynch	05/15/15	6	EUR	11,500	2,342	EUR	345,000	8,526	(6,184)
DAX Index	Put	Bank of America Merrill Lynch	06/19/15	1	EUR	11,100	1,121	EUR	55,500	1,401	(280)
DAX Index	Put	Bank of America Merrill Lynch	06/19/15	11	EUR	11,200	11,386	EUR	616,000	17,447	(6,061)
DAX Index	Put	Bank of America Merrill Lynch	06/19/15	10	EUR	11,300	11,470	EUR	565,000	17,905	(6,435)
DAX Index	Put	Bank of America Merrill Lynch	06/19/15	10	EUR	11,400	12,680	EUR	570,000	20,156	(7,476)
DAX Index	Put	Bank of America Merrill Lynch	06/19/15	6	EUR	11,500	5,380	EUR	345,000	13,572	(8,192)
DAX Index	Put	Bank of America Merrill Lynch	07/17/15	2	EUR	11,500	3,504	EUR	115,000	5,433	(1,929)
FTSE MIB Index	Put	Goldman Sachs International	09/18/15	58	EUR	21,500	266,386	EUR	3,117,500	136,606	129,780
FTSE MIB Index	Put	Bank of America Merrill Lynch	09/18/15	8	EUR	23,000	29,354	EUR	460,000	33,170	(3,816)
FTSE MIB Index	Put	UBS	09/18/15	29	EUR	23,000	117,550	EUR	1,667,500	120,243	(2,693)
FTSE MIB Index	Put	Goldman Sachs International	09/18/15	8	EUR	23,500	25,446	EUR	470,000	39,549	(14,103)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

6                         Invesco Global Targeted Returns Fund

Open Exchange-Traded Index Options Written(e) — (continued)
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price		Premiums Received	Notional Value(d)		Value	Unrealized Appreciation (Depreciation)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	05/08/15	4	JPY	17,500	$5,501	JPY	70,000,000	$67	$5,434
Nikkei 225 Index	Put	Bank of America Merrill Lynch	05/08/15	4	JPY	17,750	6,761	JPY	71,000,000	67	6,694
Nikkei 225 Index	Put	Bank of America Merrill Lynch	05/08/15	4	JPY	18,000	8,683	JPY	72,000,000	134	8,549
Nikkei 225 Index	Put	Bank of America Merrill Lynch	05/08/15	1	JPY	18,250	1,579	JPY	18,250,000	75	1,504
Nikkei 225 Index	Put	Goldman Sachs International	05/08/15	2	JPY	19,000	1,578	JPY	38,000,000	1,089	489
Nikkei 225 Index	Put	Bank of America Merrill Lynch	05/08/15	1	JPY	19,000	342	JPY	19,000,000	545	(203)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	06/12/15	4	JPY	17,500	9,080	JPY	70,000,000	2,345	6,735
Nikkei 225 Index	Put	Bank of America Merrill Lynch	06/12/15	4	JPY	17,750	11,168	JPY	71,000,000	3,182	7,986
Nikkei 225 Index	Put	Bank of America Merrill Lynch	06/12/15	4	JPY	18,000	13,621	JPY	72,000,000	4,188	9,433
Nikkei 225 Index	Put	Bank of America Merrill Lynch	06/12/15	1	JPY	18,250	2,966	JPY	18,250,000	1,298	1,668
Nikkei 225 Index	Put	Goldman Sachs International	06/12/15	2	JPY	19,000	4,935	JPY	38,000,000	5,527	(592)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	06/12/15	1	JPY	19,000	1,868	JPY	19,000,000	2,764	(896)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	07/10/15	2	JPY	18,750	5,884	JPY	37,500,000	6,951	(1,067)
Nikkei 225 Index	Put	Goldman Sachs International	07/10/15	2	JPY	18,750	5,891	JPY	37,500,000	6,952	(1,061)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	07/10/15	3	JPY	19,000	9,781	JPY	57,000,000	12,186	(2,405)
Nikkei 225 Index	Put	Goldman Sachs International	07/10/15	4	JPY	19,000	14,426	JPY	76,000,000	16,248	(1,822)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	07/10/15	2	JPY	19,250	8,205	JPY	38,500,000	9,967	(1,762)
Nikkei 225 Index	Put	Goldman Sachs International	07/10/15	2	JPY	19,250	8,262	JPY	38,500,000	9,967	(1,705)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	23	JPY	18,250	363,389	JPY	419,750,000	288,945	74,444
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/08/16	3	JPY	18,750	47,869	JPY	56,250,000	43,467	4,402
Nikkei 225 Index	Put	Goldman Sachs International	12/09/16	3	JPY	19,500	51,343	JPY	58,500,000	53,518	(2,175)
Nikkei 225 Index	Put	Bank of America Merrill Lynch	12/09/16	2	JPY	19,500	31,874	JPY	39,000,000	35,678	(3,804)
SX5E Index	Put	UBS	06/19/15	16	EUR	3,000	23,426	EUR	480,000	1,743	21,683
SX5E Index	Put	Deutsche Bank Securities Inc.	06/19/15	16	EUR	3,000	28,869	EUR	480,000	1,743	27,126
SX5E Index	Put	UBS	09/18/15	7	EUR	3,650	13,589	EUR	255,500	17,741	(4,152)
SX5E Index	Put	UBS	09/18/15	20	EUR	3,750	38,866	EUR	750,000	63,556	(24,690)
SX5E Index	Put	Bank of America Merrill Lynch	09/18/15	206	EUR	3,750	474,318	EUR	7,725,000	654,628	(180,310)
Subtotal — Exchange-Traded Index Put Options Written				493			$1,681,428			$1,659,175	$22,253
Total Index Options Written — Equity Risk				560			$1,773,293			$1,754,881	$18,412

Currency Abbreviations:

EUR	– Euro
USD	– United States Dollar
JPY	– Japanese Yen

(d)	Notional Value is calculated by multiplying the Number of Contracts by the Strike Price by the multiplier.
(e)	Index options written collateralized by $4,858,951 cash held with Bank of America Merrill Lynch.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
CAD versus USD	Call	Barclays Bank PLC	05/08/15	CAD	1.23	$2,215	USD	257,318	$184	$2,031
CAD versus USD	Call	Barclays Bank PLC	05/08/15	CAD	1.25	20,915	USD	1,530,000	109	20,806
CAD versus USD	Call	Barclays Bank PLC	05/08/15	CAD	1.26	1,665	USD	125,000	4	1,661
CAD versus USD	Call	Barclays Bank PLC	06/08/15	CAD	1.23	3,270	USD	257,318	1,317	1,953
CAD versus USD	Call	Barclays Bank PLC	06/08/15	CAD	1.25	26,254	USD	1,530,000	3,350	22,904
CAD versus USD	Call	Barclays Bank PLC	06/08/15	CAD	1.26	2,119	USD	125,000	192	1,927
CAD versus USD	Call	Barclays Bank PLC	07/08/15	CAD	1.23	4,078	USD	257,318	2,266	1,812
CAD versus USD	Call	Barclays Bank PLC	07/08/15	CAD	1.26	31,334	USD	1,530,000	7,499	23,835
CAD versus USD	Call	Goldman Sachs International	07/08/15	CAD	1.26	2,538	USD	125,000	480	2,058
USD versus EUR	Call	Barclays Bank PLC	01/27/20	USD	1.22	66,630	EUR	640,440	62,659	3,971

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

7                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Foreign Currency Options Written — (continued)
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
USD versus EUR	Call	Goldman Sachs International	01/21/20	USD	1.25	$30,213	EUR	310,284	$26,089	$4,124
USD versus EUR	Call	Barclays Bank PLC	01/13/20	USD	1.27	33,953	EUR	338,440	26,022	7,931
USD versus EUR	Call	Goldman Sachs International	02/06/20	USD	1.23	22,003	EUR	238,027	22,162	(159)
USD versus EUR	Call	Barclays Bank PLC	03/12/20	USD	1.17	13,404	EUR	132,118	16,725	(3,321)
USD versus EUR	Call	Goldman Sachs International	04/15/20	USD	1.16	63,718	EUR	618,354	83,392	(19,674)
USD versus EUR	Call	Barclays Bank PLC	04/03/20	USD	1.17	44,779	EUR	431,984	54,855	(10,076)
USD versus EUR	Call	Barclays Bank PLC	04/22/20	USD	1.17	36,888	EUR	351,372	44,618	(7,730)
USD versus EUR	Call	Barclays Bank PLC	07/17/15	USD	1.23	4,629	EUR	5,788,000	4,985	(356)
USD versus EUR	Call	Goldman Sachs International	12/12/19	USD	1.35	283,731	EUR	2,792,791	137,920	145,811
Subtotal — Over-The Counter Foreign Currency Call Options Written						694,336			494,828	199,508
EUR versus USD	Put	Barclays Bank PLC	05/18/15	USD	1.04	246	EUR	65,882	13	233
EUR versus USD	Put	Deutsche Bank Securities Inc.	05/18/15	USD	1.07	12,628	EUR	1,070,000	1,053	11,575
EUR versus USD	Put	Barclays Bank PLC	05/18/15	USD	1.11	5,116	EUR	723,000	4,860	256
EUR versus USD	Put	Barclays Bank PLC	06/17/15	USD	1.04	555	EUR	65,882	88	467
EUR versus USD	Put	Deutsche Bank Securities Inc.	06/17/15	USD	1.06	14,469	EUR	1,070,000	2,644	11,825
EUR versus USD	Put	Barclays Bank PLC	06/17/15	USD	1.11	9,309	EUR	723,000	8,220	1,089
EUR versus USD	Put	Barclays Bank PLC	07/17/15	USD	1.04	837	EUR	65,882	231	606
EUR versus USD	Put	Deutsche Bank Securities Inc.	07/17/15	USD	1.05	15,557	EUR	1,070,000	4,581	10,976
EUR versus USD	Put	Barclays Bank PLC	07/17/15	USD	1.11	12,610	EUR	723,000	11,889	721
USD versus KRW	Put	Morgan Stanley Capital Services LLC	02/25/16	KRW	1,085	15,228	USD	470,000	15,484	(256)
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,103	28,874	USD	825,000	35,979	(7,105)
USD versus KRW	Put	Deutsche Bank Securities Inc.	02/25/16	KRW	1,109	216,050	USD	5,800,000	275,165	(59,115)
USD versus KRW	Put	Barclays Bank PLC	02/25/16	KRW	1,110	25,311	USD	700,000	33,894	(8,583)
USD versus KRW	Put	Goldman Sachs International	02/25/16	KRW	1,131	6,629	USD	175,000	10,933	(4,304)
Subtotal — Over-The Counter Foreign Currency Put Options Written						363,419			405,034	(41,615)
Total Foreign Currency Options Written — Currency Risk						$1,057,755			$899,862	$157,893

Currency Abbreviations:

CAD	– Canadian Dollar
EUR	– Euro
KRW	– South Korean Won
USD	– United States Dollar

Open Over-The-Counter Swaptions Written
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.83%	Receive	6 Month GBP LIBOR	03/27/17	$1,204,551	GBP 32,000,000	$980,054	$224,497
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.82	Receive	6 Month GBP LIBOR	03/27/17	551,774	GBP 16,000,000	483,927	67,847
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.56	Receive	3 Month USD LIBOR	01/07/15	797	USD 290,000	195	602
5 Year Interest Rate Swap	Call	Barclays Bank PLC	1.78	Receive	3 Month USD LIBOR	05/18/15	2,240	USD 711,000	105	2,135
5 Year Interest Rate Swap	Call	Barclays Bank PLC	1.79	Receive	3 Month USD LIBOR	05/19/15	6,926	USD 2,131,000	433	6,493
5 Year Interest Rate Swap	Call	Goldman Sachs International	1.76	Receive	3 Month USD LIBOR	06/12/15	525	USD 175,000	172	353
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.78	Receive	6 Month GBP LIBOR	04/03/17	88,960	GBP 2,500,000	72,807	16,153
5 Year Interest Rate Swap	Call	Barclays Bank PLC	1.73	Receive	6 Month GBP LIBOR	04/18/17	223,622	GBP 6,300,000	174,201	49,421

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

8                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Swaptions Written — (continued)
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
5 Year Interest Rate Swap	Call	Barclays Bank PLC	1.54%	Receive	3 Month USD LIBOR	07/15/15	$909	USD 413,000	$394	$515
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.84	Receive	6 Month GBP LIBOR	04/24/17	143,479	GBP 4,000,000	125,455	18,024
5 Year Interest Rate Swap	Call	Morgan Stanley Capital Services LLC	1.54	Receive	3 Month USD LIBOR	07/22/15	499	USD 235,000	262	237
Subtotal — Over-The Counter Call Swaptions Written							2,224,282		1,838,005	386,277
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.90	Pay	3 Month USD LIBOR	02/21/17	47,912	USD 1,421,000	38,861	9,051
5 Year Interest Rate Swap	Put	Deutsche Bank Securities Inc.	2.91	Pay	3 Month USD LIBOR	02/21/17	140,692	USD 4,263,000	115,204	25,488
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.84	Pay	3 Month USD LIBOR	03/13/17	15,000	USD 350,000	10,574	4,426
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.65	Pay	3 Month USD LIBOR	04/03/17	20,000	USD 580,000	22,077	(2,077)
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.63	Pay	3 Month USD LIBOR	04/18/17	28,999	USD 825,000	32,614	(3,615)
5 Year Interest Rate Swap	Put	Goldman Sachs International	2.63	Pay	3 Month USD LIBOR	04/24/17	15,500	USD 470,000	18,700	(3,200)
Subtotal — Over-The Counter Put Swaptions Written							268,103		238,030	30,073
Total Swaptions Written — Interest Rate Risk							$2,492,385		$2,076,035	$416,350
Total — Options Written							$5,323,433		$4,730,778	$592,655

Abbreviations:

GBP	– British Pound Sterling
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Options Written Transactions
	Call Options
	Number of Contracts*	Notional Value	Notional Value	Notional Value	Notional Value	Premiums Received
Beginning of period	127	CHF 4,212,000	EUR3,431,000	GBP 22,441,000	USD 2,130,000	$1,638,111
Written	164	CHF 78,000	EUR19,882,810	GBP 80,240,000	USD 21,866,652	4,160,424
Closed	(291)	CHF (4,290,000)	EUR (11,672,000)	GBP (41,881,000)	USD (14,304,698)	(2,879,917)
End of period	—	CHF —	EUR 11,641,810	GBP 60,800,000	USD 9,691,954	$2,918,618

	Put Options
	Number of Contracts*	Notional Value	Notional Value	Notional Value	Premiums Received
Beginning of period	582	EUR 10,154,250	JPY —	USD 5,527,000	$706,900
Written	1,101	EUR 47,482,878	JPY 1,666,250,000	USD 31,039,000	3,633,813
Closed	(912)	EUR (20,140,650)	—	USD (13,611,000)	(1,656,970)
Expired	(211)	EUR (10,176,332)	JPY (231,250,000)	USD (7,076,000)	(278,928)
End of period	560	EUR 27,320,146	JPY 1,435,000,000	USD 15,879,000	$2,404,815

*	Does not include swaptions written and foreign currency options written.

Currency Abbreviations:

CHF	– Swiss Franc
EUR	– Euro

GBP	– British Pound Sterling
JPY	– Japanese Yen

USD	– United States Dollar

Open Futures Contracts(f)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CAA Index	Long	211	June-2015	$1,810,159	$14,373
E-Mini S&P 500 Index	Long	23	June-2015	2,390,735	16,464
FTSE 100 Index	Long	59	June-2015	6,275,658	117,735
SPI 200 Index	Long	1	June-2015	113,859	(2,165)

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

9                         Invesco Global Targeted Returns Fund

Open Futures Contracts(f) — (continued)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
CAA Index	Short	35	June-2015	$(300,263)	$(6,021)
Dow Jones EURO STOXX 50	Short	78	June-2015	(3,125,076)	25,958
E-Mini S&P 500 Index	Short	15	June-2015	(1,559,175)	(6,443)
MSCI AC Asia Index	Short	65	June-2015	(2,712,261)	(220,913)
Nikkei 225	Short	10	June-2015	(818,258)	(31,851)
Russell 2000 Index Mini	Short	38	June-2015	(4,622,320)	16,121
SPI 200 Index	Short	17	June-2015	(1,935,604)	21,191
STOXX Europe 600 Index	Short	166	June-2015	(3,657,196)	26,009
Total — Futures Contracts — Equity Risk					$(29,542)

(f)	Futures contracts collateralized by $1,410,124 cash held with Bank of America Merrill Lynch, the futures commission merchant.

Open Centrally Cleared Credit Default Swap Agreements(g)(h)
Counterparty/Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Implied Credit Spread(g)	Expiration Date	Notional Value	Upfront Payments Paid (Received)	Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Sell	1.00%	0.91%	June-2025	EUR 25,553,485	$352,307	$(125,495)
Credit Suisse First Boston/ICE	Markit iTraxx Europe Index	Buy	(1.00)	0.60	June-2020	EUR 25,553,485	(615,994)	65,964
Credit Suisse First Boston/CME	Markit CDX NA HY Index	Buy	(5.00)	3.42	June-2020	USD 787,000	(55,728)	(2,505)
Total — Credit Default Swap Agreements — Credit Risk							$(319,415)	$(62,036)

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro

ICE	– Intercontinental Exchange
USD	– U.S. Dollar

(g)	Implied credit spreads represent the current level as of April 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit spread markets generally.

Open Centrally Cleared Interest Rate Swap Agreements(h)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.69%	February-2025	EUR	121,000	$(319)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.70	February-2025	EUR	536,000	(1,436)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.72	February-2025	EUR	4,051,000	(28,380)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.73	February-2025	EUR	384,000	(2,017)
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.62	March-2025	EUR	470,000	2,905
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.47	April-2025	EUR	439,000	10,265
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.49	April-2025	EUR	773,000	16,206
Credit Suisse First Boston/CME	Receive	6 Month EUR LIBOR	0.55	April-2025	EUR	557,000	7,830
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.72	February-2025	AUD	6,058,400	(101,821)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.75	February-2025	AUD	683,600	(10,624)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.77	February-2025	AUD	783,000	(11,158)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.87	March-2025	AUD	296,000	(2,262)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.67	April-2025	AUD	1,897,000	(40,163)
Credit Suisse First Boston/CME	Pay	6 Month AUD LIBOR	2.80	April-2025	AUD	607,000	(7,957)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	3.06	April-2021	GBP	400,000	38,178
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.87	July-2021	GBP	450,000	33,017
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.93	August-2021	GBP	2,425,000	188,210
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.67	August-2021	GBP	550,000	30,741
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.65	August-2021	GBP	2,280,000	122,407
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.60	September-2021	GBP	1,445,500	71,914

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

10                         Invesco Global Targeted Returns Fund

Open Centrally Cleared Interest Rate Swap Agreements(h) — (continued)
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.65%	September-2021	GBP	1,950,000	$104,412
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.44	October-2021	GBP	1,570,000	55,647
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.33	October-2021	GBP	1,060,000	28,418
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	2.14	November-2021	GBP	1,019,000	11,977
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.97	December-2021	GBP	3,000,000	(10,384)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.78	January-2022	GBP	2,550,000	(46,039)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.68	January-2022	GBP	2,500,000	(59,754)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.67	January-2022	GBP	1,320,000	(34,214)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.71	February-2022	GBP	900,000	(20,975)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.99	March-2022	GBP	1,500,000	(6,194)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.70	March-2022	GBP	1,700,000	(41,885)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.82	March-2022	GBP	8,000,000	(102,553)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.78	April-2022	GBP	1,250,000	(24,520)
Credit Suisse First Boston/CME	Pay	6 Month GBP LIBOR	1.84	April-2022	GBP	2,000,000	(32,074)
Goldman Sachs International /CME	Pay	6 Month GBP LIBOR	1.66	January-2022	GBP	500,000	(13,286)
Goldman Sachs International/CME	Pay	6 Month GBP LIBOR	3.02	February-2021	GBP	4,000,000	364,319
Subtotal – Centrally Cleared Interest Rate Swap Agreements							$488,431

Abbreviations:

AUD	– Australian Dollar
CME	– Chicago Mercantile Exchange

EUR	– Euro
GBP	– British Pound Sterling

LIBOR	– London Interbank Offered Rate

(h)	Centrally cleared swap agreements collateralized by $2,058,099 cash held with Credit Suisse First Boston.

Open Over-The-Counter Inflation Swap Agreements(i)
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	Receive	United Kingdom RPI	2.65%	March-2020	GBP	814,000	$15,230
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.68	April-2020	GBP	1,817,000	31,023
Morgan Stanley Capital Services LLC	Receive	United Kingdom RPI	2.69	February-2020	GBP	11,857,170	93,997
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.74	April-2020	GBP	1,954,000	23,123
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.78	April-2020	GBP	1,105,000	9,732
Deutsche Bank Securities Inc.	Receive	United Kingdom RPI	2.72	January-2020	GBP	1,155,175	2,392
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.87	March-2025	GBP	814,000	(32,438)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.90	April-2025	GBP	1,817,000	(63,049)
Morgan Stanley Capital Services LLC	Pay	United Kingdom RPI	2.92	February-2025	GBP	11,857,170	(254,710)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.93	January-2025	GBP	1,155,175	(18,482)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	2.97	April-2025	GBP	1,954,000	(46,133)
Deutsche Bank Securities Inc.	Pay	United Kingdom RPI	3.00	April-2025	GBP	1,105,000	(19,469)
Subtotal — Over-The-Counter Inflation Swap Agreements							$(258,784)
Total Interest Rate and Inflation Swap Agreements — Interest Rate Risk							$229,647

Abbreviations:

GBP	– Great British Pound
RPI	– Retail Price Index

(i)	Inflation swap agreements collateralized by $70,000 cash held with Morgan Stanley Capital Services, LLC.

Open Over-The-Counter Variance Swap Agreements
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Societe Generale	Hang Seng China Enterprise Index	Pay	27.75%	June-2015	HKD (118,000)	$(15,497)
Societe Generale	Hang Seng China Enterprise Index	Pay	28.40	June-2015	HKD(7,285)	410
Barclays Bank PLC	S&P 500 Index	Pay	21.00	December-2015	USD (1,870)	6,470

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

11                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements — (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Barclays Bank PLC	S&P 500 Index	Pay	21.40%	December-2015	USD	(1,375)	$5,215
Goldman Sachs International	S&P 500 Index	Pay	19.40	December-2015	USD	(2,343)	6,170
Goldman Sachs International	S&P 500 Index	Pay	19.40	December-2015	USD	(2,343)	6,170
Goldman Sachs International	S&P 500 Index	Pay	21.40	December-2015	USD	(1,375)	5,215
Goldman Sachs International	S&P 500 Index	Pay	18.30	December-2015	USD	(2,585)	(948)
Goldman Sachs International	S&P 500 Index	Pay	18.30	December-2015	USD	(2,585)	(948)
Goldman Sachs International	S&P 500 Index	Pay	19.30	December-2015	USD	(3,630)	7,816
Goldman Sachs International	S&P 500 Index	Pay	19.30	December-2015	USD	(3,630)	7,816
Goldman Sachs International	S&P 500 Index	Pay	19.90	December-2015	USD	(2,610)	5,202
Goldman Sachs International	S&P 500 Index	Pay	19.90	December-2015	USD	(2,610)	5,202
Goldman Sachs International	S&P 500 Index	Pay	20.85	December-2015	USD	(2,750)	9,361
Goldman Sachs International	S&P 500 Index	Pay	20.85	December-2015	USD	(2,750)	9,361
HSBC New York	S&P 500 Index	Pay	18.10	December-2015	USD	(2,500)	5,996
HSBC New York	S&P 500 Index	Pay	20.50	December-2015	USD	(1,870)	5,684
HSBC New York	S&P 500 Index	Pay	17.90	December-2015	USD	(3,000)	6,130
HSBC New York	S&P 500 Index	Pay	17.90	December-2015	USD	(3,000)	6,130
HSBC New York	S&P 500 Index	Pay	18.30	December-2015	USD	(2,100)	4,837
HSBC New York	S&P 500 Index	Pay	18.30	December-2015	USD	(2,100)	4,837
HSBC New York	S&P 500 Index	Pay	20.00	December-2015	USD	(2,750)	7,168
HSBC New York	S&P 500 Index	Pay	20.00	December-2015	USD	(2,750)	7,168
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.30	December-2015	USD	(3,360)	7,013
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.30	December-2015	USD	(3,360)	7,013
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.35	December-2015	USD	(5,810)	11,333
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.35	December-2015	USD	(5,810)	11,333
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.40	December-2015	USD	(2,895)	5,949
Morgan Stanley Capital Services LLC	S&P 500 Index	Pay	18.40	December-2015	USD	(2,895)	5,949
Societe Generale	S&P 500 Index	Pay	18.95	December-2015	USD	(7,229)	9,542
Societe Generale	S&P 500 Index	Pay	18.95	December-2015	USD	(7,229)	9,542
Societe Generale	S&P 500 Index	Pay	19.75	December-2015	USD	(5,427)	8,623
Societe Generale	S&P 500 Index	Pay	19.75	December-2015	USD	(5,427)	8,623
UBS	S&P 500 Index	Pay	18.10	December-2015	USD	(2,500)	5,996
Barclays Bank PLC	Hang Seng China Enterprise Index	Receive	29.25	December-2015	HKD	10,660	(751)
Deutsche Bank Securities Inc.	Hang Seng China Enterprise Index	Receive	30.90	December-2015	HKD	158,920	(43,045)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	26.99	December-2015	HKD	28,146	7,424
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	27.20	December-2015	HKD	15,252	3,065
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	28.00	December-2015	HKD	33,372	3,128
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	28.35	December-2015	HKD	21,320	2,010
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.05	December-2015	HKD	20,034	(297)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	31.35	December-2015	HKD	15,918	(5,165)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.70	December-2016	HKD	29,869	2,378
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	30.97	December-2016	HKD	65,100	2,904
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	31.70	December-2016	HKD	21,615	(1,049)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	32.40	December-2016	HKD	28,607	(3,885)
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	29.65	December-2019	HKD	64,185	14,043
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.60	December-2015	HKD	41,278	27,506
Goldman Sachs International	Hang Seng China Enterprise Index	Receive	25.65	December-2015	HKD	14,873	4,746
HSBC New York	Hang Seng China Enterprise Index	Receive	25.50	December-2015	HKD	15,500	2,157
HSBC New York	Hang Seng China Enterprise Index	Receive	25.60	December-2015	HKD	38,759	2,982
HSBC New York	Hang Seng China Enterprise Index	Receive	26.05	December-2015	HKD	16,276	1,376
HSBC New York	Hang Seng China Enterprise Index	Receive	27.00	December-2015	HKD	52,749	12,043

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

12                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Variance Swap Agreements — (continued)
Counterparty	Reference Entity	Pay/Receive Variance	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
HSBC New York	Hang Seng China Enterprise Index	Receive	27.75%	December-2015	HKD	19,066	$2,420
HSBC New York	Hang Seng China Enterprise Index	Receive	28.35	December-2015	HKD	14,498	1,575
HSBC New York	Hang Seng China Enterprise Index	Receive	28.40	December-2015	HKD	21,318	1,205
HSBC New York	Hang Seng China Enterprise Index	Receive	30.50	December-2016	HKD	44,512	4,706
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.25	December-2015	HKD	20,569	6,379
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.70	December-2015	HKD	45,029	11,042
Morgan Stanley Capital Services LLC	Hang Seng China Enterprise Index	Receive	25.80	December-2015	HKD	26,040	5,160
Societe Generale	Hang Seng China Enterprise Index	Receive	26.45	December-2015	HKD	680	207
Societe Generale	Hang Seng China Enterprise Index	Receive	26.55	December-2015	HKD	51,686	23,392
Societe Generale	Hang Seng China Enterprise Index	Receive	26.75	December-2015	HKD	42,083	24,830
Societe Generale	Hang Seng China Enterprise Index	Receive	27.50	December-2015	HKD	11,472	1,840
Barclays Bank PLC	Hang Seng Index	Receive	23.20	December-2015	HKD	14,498	(792)
Barclays Bank PLC	Hang Seng Index	Receive	23.65	December-2015	HKD	10,660	(1,820)
Goldman Sachs International	Hang Seng Index	Receive	21.99	December-2015	HKD	28,146	(1,181)
Goldman Sachs International	Hang Seng Index	Receive	22.95	December-2015	HKD	21,320	(2,036)
Goldman Sachs International	Hang Seng Index	Receive	23.50	December-2015	HKD	20,034	1,289
Goldman Sachs International	Hang Seng Index	Receive	20.40	December-2015	HKD	41,278	19,561
Goldman Sachs International	Hang Seng Index	Receive	21.80	December-2015	HKD	14,873	(1,705)
HSBC New York	Hang Seng Index	Receive	21.05	December-2015	HKD	15,500	(2,390)
HSBC New York	Hang Seng Index	Receive	21.40	December-2015	HKD	16,276	(2,911)
HSBC New York	Hang Seng Index	Receive	23.15	December-2015	HKD	21,318	(1,978)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	21.35	December-2015	HKD	20,569	(1,922)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	21.60	December-2015	HKD	45,029	(5,617)
Morgan Stanley Capital Services LLC	Hang Seng Index	Receive	22.40	December-2015	HKD	26,040	(6,359)
Societe Generale	Hang Seng Index	Receive	20.00	December-2015	HKD	42,083	27,070
Societe Generale	Hang Seng Index	Receive	21.50	December-2015	HKD	51,686	12,402
UBS	Hang Seng Index	Receive	21.00	December-2015	HKD	31,007	(5,442)
Total — Variance Swap Agreements — Equity Risk							$336,376

Currency Abbreviations:

HKD	– Hong Kong Dollar
USD	– United States Dollar

Open Over-The-Counter Volatility Swap Agreements
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Citigroup Global Markets Inc.	USD/JPY	Pay	9.60%	October-2016	USD (6,457)	$(77)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.45	September-2016	USD (12,450)	(1,058)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.60	August-2016	USD (3,600)	481
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.53	November-2016	USD (12,800)	14,148
Deutsche Bank Securities Inc.	USD/JPY	Pay	10.80	February-2017	USD (2,571)	3,306
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.00	March-2017	USD (15,000)	19,626
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.35	January-2017	USD (4,500)	8,729
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.50	February-2017	USD (6,120)	12,513
Deutsche Bank Securities Inc.	USD/JPY	Pay	11.55	January-2017	USD (9,000)	19,044
Deutsche Bank Securities Inc.	USD/JPY	Pay	12.15	December-2016	USD (3,564)	9,524
Deutsche Bank Securities Inc.	USD/JPY	Pay	8.75	July-2016	USD (4,500)	(2,293)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.00	June-2016	USD (1,578)	(48)
Deutsche Bank Securities Inc.	USD/JPY	Pay	9.05	June-2016	USD (2,625)	235
Goldman Sachs International	USD/JPY	Pay	9.05	June-2016	USD (36,000)	702
Goldman Sachs International	USD/JPY	Pay	10.11	April-2017	USD (14,850)	5,973

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

13                         Invesco Global Targeted Returns Fund

Open Over-The-Counter Volatility Swap Agreements — (continued)
Counterparty	Reference Entity	Pay/Receive Volatility	Volatility Strike Rate	Expiration Date	Notional Value		Unrealized Appreciation (Depreciation)
Goldman Sachs International	USD/JPY	Pay	10.15%	April-2017		USD (8,460)	$3,365
Goldman Sachs International	USD/JPY	Pay	11.32	January-2017		USD (13,500)	25,473
Goldman Sachs International	USD/JPY	Pay	11.94	March-2017		USD (6,300)	14,718
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	8.90	June-2016		USD (4,000)	(488)
Royal Bank of Scotland Securities Inc.	USD/JPY	Pay	9.20	September-2016		USD (2,585)	(811)
Citigroup Global Markets Inc.	AUD/JPY	Receive	10.68	October-2016	AUD	2,984	2,956
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	June-2016	AUD	4,107	1,230
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	September-2016	AUD	13,339	10,575
Deutsche Bank Securities Inc.	AUD/JPY	Receive	11.40	November-2016	AUD	14,700	6,476
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.10	February-2017	AUD	13,393	976
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.95	April-2017	AUD	19,718	(10,003)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.30	July-2016	AUD	4,763	4,170
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.70	June-2016	AUD	4,000	1,198
Deutsche Bank Securities Inc.	AUD/JPY	Receive	10.90	June-2016	AUD	2,794	213
Deutsche Bank Securities Inc.	AUD/JPY	Receive	11.90	January-2017	AUD	3,735	996
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.17	December-2016	AUD	13,968	(6,608)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	12.65	January-2017	AUD	11,360	(3,921)
Deutsche Bank Securities Inc.	AUD/JPY	Receive	13.45	February-2017	AUD	7,827	(8,056)
Goldman Sachs International	AUD/JPY	Receive	11.00	June-2016	AUD	36,000	2,458
Goldman Sachs International	AUD/JPY	Receive	12.08	January-2017	AUD	16,580	2,156
Goldman Sachs International	AUD/JPY	Receive	12.51	April-2017	AUD	10,933	(2,102)
Goldman Sachs International	AUD/JPY	Receive	12.64	April-2017	AUD	19,468	(5,291)
Goldman Sachs International	AUD/JPY	Receive	13.40	March-2017	AUD	12,612	(10,876)
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	10.80	September-2016	AUD	2,767	1,952
Royal Bank of Scotland Securities Inc.	AUD/JPY	Receive	10.90	August-2016	AUD	3,881	2,174
Total — Volatility Swap Agreements — Currency Risk							$123,735

Currency Abbreviations:

AUD	– Australian Dollar
JPY	– Japanese Yen
USD	– United States Dollar

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
			Deliver		Receive
05/22/15	State Street Bank & Trust Co.	AUD	570,646	USD	444,207	$450,856	$(6,649)
05/22/15	State Street Bank & Trust Co.	EUR	4,935,069	USD	5,308,187	5,542,986	(234,799)
05/22/15	State Street Bank & Trust Co.	GBP	45,000	USD	67,665	69,070	(1,405)
05/22/15	State Street Bank & Trust Co.	HKD	1,614,000	USD	208,243	208,244	(1)
05/22/15	State Street Bank & Trust Co.	JPY	148,240,000	USD	1,246,862	1,241,759	5,103
05/22/15	State Street Bank & Trust Co.	USD	151,990	AUD	193,000	152,485	495
05/22/15	State Street Bank & Trust Co.	USD	716,902	GBP	475,740	730,210	13,308
05/22/15	State Street Bank & Trust Co.	USD	57,934	HKD	449,000	57,932	(2)
07/08/15	Deutsche Bank Securities Inc.	CAD	6,551,691	USD	5,243,617	5,425,681	(182,064)
07/08/15	Deutsche Bank Securities Inc.	CNY	45,485,052	USD	7,256,291	7,390,054	(133,763)
07/08/15	Deutsche Bank Securities Inc.	EUR	4,713,574	USD	5,151,654	5,297,575	(145,921)
07/08/15	Deutsche Bank Securities Inc.	IDR	6,763,184,316	USD	507,214	510,950	(3,736)
07/08/15	Deutsche Bank Securities Inc.	KRW	48,743,492	USD	44,657	45,164	(507)
07/08/15	Deutsche Bank Securities Inc.	PHP	2,979,727	USD	66,825	66,469	356
07/08/15	Deutsche Bank Securities Inc.	SGD	50,475	USD	37,188	38,099	(911)
07/08/15	Deutsche Bank Securities Inc.	THB	1,445,870	USD	44,284	43,595	689

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

14                         Invesco Global Targeted Returns Fund

Open Forward Foreign Currency Contracts — (continued)
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
			Deliver		Receive
07/08/15	Deutsche Bank Securities Inc.	USD	1,206,537	INR	76,294,877	$1,183,793	$(22,744)
07/08/15	Goldman Sachs International	AUD	77,873	USD	59,509	61,361	(1,852)
07/08/15	Goldman Sachs International	CAD	1,276,637	USD	1,034,202	1,057,227	(23,025)
07/08/15	Goldman Sachs International	CHF	385,699	USD	400,323	414,601	(14,278)
07/08/15	Goldman Sachs International	CNY	2,330,862	USD	373,727	378,700	(4,973)
07/08/15	Goldman Sachs International	EUR	1,279,655	USD	1,373,997	1,438,201	(64,204)
07/08/15	Goldman Sachs International	GBP	1,711,095	USD	2,540,896	2,625,510	(84,614)
07/08/15	Goldman Sachs International	KRW	341,859,458	USD	308,454	316,757	(8,303)
07/08/15	Goldman Sachs International	PHP	22,255,276	USD	494,232	496,454	(2,222)
07/08/15	Goldman Sachs International	THB	10,835,230	USD	330,393	326,699	3,694
07/08/15	Goldman Sachs International	USD	5,047,676	INR	322,684,244	5,006,777	(40,899)
07/08/15	Goldman Sachs International	USD	1,373,313	NOK	10,931,310	1,448,910	75,597
07/08/15	State Street Bank & Trust Co.	AUD	520,496	USD	406,656	410,130	(3,474)
07/08/15	State Street Bank & Trust Co.	CHF	1,261,467	USD	1,325,812	1,355,995	(30,183)
07/08/15	State Street Bank & Trust Co.	EUR	231,883	USD	246,724	260,613	(13,889)
07/08/15	State Street Bank & Trust Co.	GBP	4,429,210	USD	6,596,050	6,796,195	(200,145)
07/08/15	State Street Bank & Trust Co.	SGD	353,327	USD	258,121	266,693	(8,572)
07/08/15	State Street Bank & Trust Co.	USD	4,600,081	NOK	36,068,896	4,780,817	180,736
Total Forward Foreign Currency Contracts — Currency Risk							$(953,157)

Currency Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
CHF	– Swiss Franc
CNY	– Chinese Yuan
EUR	– Euro
GBP	– British Pound Sterling

HKD	– Hong Kong Dollar
IDR	– Indonesian Rupiah
INR	– Indian Rupee
JPY	– Japanese Yen
KRW	– South Korean Won
NOK	– Norwegian Krone

PHP	– Philippine Peso
SGD	– Singapore Dollar
THB	– Thai Baht
USD	– United States Dollar

Portfolio Composition

By Asset Type

	Risk Allocation(1)	Notional Value as % of Total Net Assets(2)	Value as % of Total Net Assets(3)
Credit	12.20%	71.44%	(0.08)%
Equity	29.75	156.09	47.94
Currency	22.74	117.80	0.25
Interest Rate	9.43	248.30	6.47
Inflation	7.02	70.51	(0.32)
Volatility(4)	18.86	0.79	0.57
Money Market Funds Plus Other Assets less Liabilities			45.17

(1)	The values in this column represent the Adviser’s proprietary measure of risk that each asset type contributes to the Fund. The risk associated with each asset type is calculated by aggregating the independent risk, as of the end of the fiscal period, of each of the Fund’s investment ideas that are included in that asset type. Independent risk is determined by measuring the historical price volatility of the assets or asset classes that comprise the investment idea using a statistical measurement called standard deviation. Standard deviation measures how much historical prices vary from their average over a certain period of time. The risk of each investment idea takes into account the Adviser’s evaluation of the risk dynamics and expected correlation of the components of the investment idea based on historical price movements. Historical price movements may not be representative of future price movements and, therefore, the actual risk of each asset type may be much greater or lower than the values shown. In addition, there are ways to measure risk other than standard deviation which, if used, may have resulted in a different risk allocation.
(2)	The values in this column represent the gross notional amount of the derivative instruments and other investments held by the Fund, including purchased and written options, futures, forwards, swaps and investment companies. The notional amount of a derivative is the nominal or face amount used to calculate payments made on the instrument. The gross notional amount does not reflect any offsetting or netting of long and short positions. The notional amounts of derivatives and other investments denominated in foreign currencies have been adjusted to the U.S. dollar equivalent using spot exchange rates. See the Consolidated Schedule of Investments for a complete list of derivative instruments held by the Fund as of April 30, 2015.
(3)	The percentages in this column were calculated by adding the market value of purchased options, the net unrealized appreciation/depreciation of written options, futures, swaps and forwards, and the net asset value of affiliated money market funds held by the Fund. See the Consolidated Schedule of Investments for the complete list of derivative instruments held by the Fund as of April 30, 2015.
(4)	Includes the volatility and variance swaps held by the Fund, the gains and losses on which are driven by the volatility (i.e., the positive and negative changes in value over time) of a particular asset, such as stocks or currencies, and not by the asset itself.

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

15                         Invesco Global Targeted Returns Fund

Consolidated Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $8,126,854)	$7,483,916
Investments in affiliated funds, at value (Cost $63,535,357)	64,434,268
Total investments, at value (Cost $71,662,211)	71,918,184
Foreign currencies, at value (Cost $1,294,402)	1,540,968
Receivable for:
Deposits with brokers	11,607,174
Investments sold	195,874
Variation margin — futures	398,264
Fund shares sold	1,918,218
Dividends and interest	151,520
Investment for trustee deferred compensation and retirement plans	3,709
Unrealized appreciation on swap agreements — OTC	792,978
Other assets	350,947
Total assets	88,877,836

Liabilities:
Payable for:
Investments purchased	453,964
Investments purchased — affiliated funds	41,725
Fund shares reacquired	10,828
Options written, at value (premiums received $5,323,433)	4,730,778
Swaps payable	5
Variation margin — centrally cleared swap agreements	484,095
Accrued fees to affiliates	61,415
Accrued trustees’ and officers’ fees and benefits	1,820
Accrued other operating expenses	117,414
Trustee deferred compensation and retirement plans	3,709
Unrealized depreciation on forward foreign currency contracts outstanding	953,157
Unrealized depreciation on swap agreements — OTC	591,651
Total liabilities	7,450,561
Net assets applicable to shares outstanding	$81,427,275

Net assets consist of:
Shares of beneficial interest	$80,401,005
Undistributed net investment income	(3,583)
Undistributed net realized gain	289,923
Net unrealized appreciation	739,930
$81,427,275

Net Assets:
Class A	$23,971,190
Class C	$3,577,766
Class R	$10,452
Class Y	$43,034,330
Class R5	$1,366,282
Class R6	$9,467,255

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,288,455
Class C	344,822
Class R	1,001
Class Y	4,095,900
Class R5	129,990
Class R6	901,314
Class A:
Net asset value per share	$10.47
Maximum offering price per share
(Net asset value of $10.47 ÷ 94.50%)	$11.08
Class C:
Net asset value and offering price per share	$10.38
Class R:
Net asset value and offering price per share	$10.44
Class Y:
Net asset value and offering price per share	$10.51
Class R5:
Net asset value and offering price per share	$10.51
Class R6:
Net asset value and offering price per share	$10.50

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

16                         Invesco Global Targeted Returns Fund

Consolidated Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends from affiliated funds	$504,305
Other Income	67,152
Total investment income	571,457

Expenses:
Advisory fees	408,627
Administrative services fees	24,794
Custodian fees	10,560
Distribution fees:
Class A	23,314
Class C	7,387
Class R	26
Transfer agent fees — A, C, R and Y	13,321
Transfer agent fees — R5	21
Transfer agent fees — R6	25
Trustees’ and officers’ fees and benefits	9,739
Registration and filing fees	41,989
Professional services fees	43,314
Other	76,911
Total expenses	660,028
Less: Fees waived and expenses reimbursed	(337,506)
Net expenses	322,522
Net investment income	248,935

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(560,490)
Sales of affiliated funds	217,613
Distributions of affiliated funds	523,144
Foreign currencies	(603,637)
Forward foreign currency contracts	1,697,995
Futures contracts	(874,973)
Option contracts written	(696,032)
Swap agreements	890,902
594,522
Change in net unrealized appreciation (depreciation) of:
Investment securities	(398,296)
Investment securities — affiliated funds	277,205
Foreign currencies	359,618
Forward foreign currency contracts	(1,424,926)
Futures contracts	115,761
Option contracts written	790,964
Swap agreements	(122,467)
(402,141)
Net realized and unrealized gain	192,381
Net increase in net assets resulting from operations	$441,316

See accompanying Notes to Consolidated Financial Statements which are an integral part of the financial statements.

17                         Invesco Global Targeted Returns Fund

Consolidated Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 19, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 19, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income (loss)	$248,935	$(9,276)
Net realized gain	594,522	50,163
Change in net unrealized appreciation (depreciation)	(402,141)	1,142,071
Net increase in net assets resulting from operations	441,316	1,182,958

Distributions to shareholders from net investment income:
Class A	(77,701)	—
Class C	(3,526)	—
Class R	(54)	—
Class Y	(99,329)	—
Class R5	(15,936)	—
Class R6	(54,412)	—
Total distributions from net investment income	(250,958)	—

Distributions to shareholders from net realized gains:
Class A	(141,226)	—
Class C	(7,470)	—
Class R	(104)	—
Class Y	(168,145)	—
Class R5	(26,976)	—
Class R6	(92,109)	—
Total distributions from net realized gains	(436,030)	—

Share transactions–net:
Class A	10,590,494	13,012,317
Class C	3,171,096	443,040
Class R	—	10,014
Class Y	26,802,692	15,803,099
Class R5	(1,357,966)	2,627,776
Class R6	133,847	9,253,580
Net increase in net assets resulting from share transactions	39,340,163	41,149,826
Net increase in net assets	39,094,491	42,332,784

Net assets:
Beginning of period	42,332,784	—
End of period (includes undistributed net investment income (loss) of $(3,583) and $(1,560), respectively)	$81,427,275	$42,332,784

Notes to Consolidated Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Global Targeted Returns Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund will seek to gain exposure to the commodity markets primarily through investments in the Invesco Cayman Commodity Fund VII Ltd. (the “Subsidiary”), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands. The Subsidiary was organized by the Fund to invest in commodity-linked derivatives. The Fund may invest up to 25% of its total assets in the Subsidiary.

18                         Invesco Global Targeted Returns Fund

The Fund’s investment objective is to seek a positive total return over the long term in all market environments.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Consolidated Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Consolidated Statement of Operations and the Consolidated Statement of

19                         Invesco Global Targeted Returns Fund

Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Consolidated Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Consolidated Statement of Operations and Consolidated Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Consolidated Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Consolidated Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the consolidated financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary’s income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The financial statements are prepared on a consolidated basis in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. The accompanying financial statements reflect the financial position of the Fund and its Subsidiary and the results of operations on a consolidated basis. All inter-company accounts and transactions have been eliminated in consolidation.

In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the consolidated financial statements are released to print.

H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust, and under the Subsidiary’s organizational documents, the directors and officers of the Subsidiary, are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund and/or the Subsidiary, respectively. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Consolidated Statement of Operations.

20                         Invesco Global Targeted Returns Fund

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Consolidated Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Consolidated Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Consolidated Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Consolidated Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Consolidated Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, inflation, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

Inflation swap agreements are contracts in which one party agrees to pay the cumulative percentage increase in a price index, such as the Consumer Price Index, over the term of the swap, and the other party pays a compounded fixed rate.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Consolidated Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Consolidated Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty

21                         Invesco Global Targeted Returns Fund

may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

A volatility swap involves an exchange between the Fund and a Counterparty of periodic payments based on the measured volatility of an underlying security, currency, commodity, interest rate, index or other reference asset over a specified time frame. Depending on the structure of the swap, either the Fund’s or the Counterparty’s payment obligation will typically be based on the realized volatility of the reference asset as measured by changes in its price or level over a specified time period while the other party’s payment obligation will be based on a specified rate representing expected volatility for the reference asset at the time the swap is executed, or the measured volatility of a different reference asset over a specified time period. The Fund will typically make or lose money on a volatility swap depending on the magnitude of the reference asset’s volatility, or size of the movements in its price, over a specified time period, rather than general increases or decreases in the price of the reference asset. Volatility swaps are often used to speculate on future volatility levels, to trade the spread between realized and expected volatility, or to decrease the volatility exposure of other investments held by the Fund. Variance swaps are similar to volatility swaps except payments are based on the difference between the implied and measured volatility mathematically squared.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Consolidated Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Consolidated Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Consolidated Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Consolidated Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Consolidated Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Call Options Written and Purchased — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Consolidated Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

22                         Invesco Global Targeted Returns Fund

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Consolidated Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Consolidated Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Consolidated Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.	Other Risks — The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.
P.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser less the amount paid by the Subsidiary to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.50%
Over $10 billion	1.25%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.50%.

The Subsidiary has entered into a separate contract with the Adviser whereby the Adviser provides investment advisory and other services to the Subsidiary. In consideration of these services, the Subsidiary pays an advisory fee to the Adviser based on the annual rate of the Subsidiary’s average daily net assets as set forth in the table above.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.71%, 2.46%, 1.96%, 1.46%, 1.46% and 1.46%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives on the Fund’s investments in certain affiliated funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $324,140 and reimbursed class level expenses of $5,734, $454, $3, $7,129, $21 and $25 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

23                         Invesco Global Targeted Returns Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Consolidated Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Consolidated Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $2,700 in front-end sales commissions from the sale of Class A shares and $10 from Class C shares, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$64,434,268	$—	$—	$64,434,268
Foreign Sovereign Debt Securities	—	3,967,910	—	3,967,910
Options Purchased	2,114,668	1,401,338	—	3,516,006
	66,548,936	5,369,248	—	71,918,184
Forward Foreign Currency Contracts*	—	(953,157)	—	(953,157)
Futures Contracts*	(29,542)	—	—	(29,542)
Options Written*	(1,659,175)	(3,071,603)	—	(4,730,778)
Swap Agreements*	—	627,722	—	627,722
Total Investments	$64,860,219	$1,972,210	$—	$66,832,429

*	Forward Foreign Currency Contracts, Futures Contracts and Swap Agreements are valued at unrealized appreciation (depreciation). Options Written are shown at value.

24                         Invesco Global Targeted Returns Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$65,964	$(128,000)
Currency risk:
Forward foreign currency contracts(b)	279,978	(1,233,135)
Options purchased(c)	1,001,529	—
Options written(d)	—	(899,862)
Swap agreements(e)	175,367	(51,632)
Interest rate risk:
Options purchased(c)	399,809	—
Options written(d)	—	(2,076,035)
Swap agreements(a)(e)	1,261,943	(1,032,296)
Equity risk:
Futures contracts(f)	237,851	(267,393)
Options purchased(c)	2,114,668	—
Options written(d)	—	(1,754,881)
Swap agreements(e)	442,114	(105,738)
Total	$5,979,223	$(7,548,972)

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.
(b)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.
(c)	Options purchased at value as reported in the Consolidated Schedule of Investments.
(d)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the caption Options written, at value.
(e)	Values are disclosed on the Consolidated Statement of Assets and Liabilities under the captions Unrealized appreciation on swap agreements — OTC and Unrealized depreciation on swap agreements — OTC.
(f)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Consolidated Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Consolidated Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Option Contracts Purchased	Option Contracts Written(a)	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$(1,486,706)	$165,763
Currency risk	1,697,995	—	—	(184,104)	—
Interest rate risk	—	(90,509)	878,996	—	787,149
Equity risk	—	(784,464)	(1,356,325)	974,778	(62,010)
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	871,631	(51,625)
Currency risk	(1,424,926)	—	86,111	157,893	185,300
Interest rate risk	—	(29,383)	(182,078)	—	(880,680)
Equity risk	—	145,144	(171,492)	(238,560)	624,538
Total Contracts	$273,069	$(759,212)	$(744,788)	$94,932	$768,435

(a)	Option contracts purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

25                         Invesco Global Targeted Returns Fund

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts, options written, options purchased and swap agreements outstanding during the period.

	Futures	Forward Foreign Currency Contracts	Swap Agreements	Index Options Written	Index Options Purchased	Foreign Currency Options	Swaptions
Average notional value	$30,806,737	$73,693,603	$179,402,968	$27,683,788	$42,573,554	$26,753,344	$83,831,863
Average contracts	—	—	—	641	1,287	—	—

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Consolidated Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of assets presented in Consolidated Statement of Assets & Liabilities	Collateral Received		Net Amount(a)
Counterparty				Financial Instruments	Cash
Fund
Barclays Bank PLC(b)	$11,685	$(3,363)	$8,322	$—	$—	$8,322
Citigroup Global Markets Inc.(b)	2,956	(77)	2,879	—	—	2,879
Credit Suisse First Boston(c)	788,065	(712,707)	75,358	—	—	75,358
Deutsche Bank Securities Inc.(b)	113,440	(75,032)	38,408	—	—	38,408
Deutsche Bank Securities Inc.(d)	1,045	(1,045)	—	—	—	—
Goldman Sachs International(b)	205,212	(35,483)	169,729	—	—	169,729
Goldman Sachs International(c)	364,319	(13,286)	351,033	—	—	351,033
Goldman Sachs International(d)	79,291	(79,291)	—	—	—	—
HSBC New York(b)	76,414	(7,279)	69,135	—	—	69,135
Morgan Stanley Capital Services LLC(b)	71,171	(13,898)	57,273	—	—	57,273
Royal Bank of Scotland Securities Inc.(b)	4,126	(1,299)	2,827	—	—	2,827
Societe Generale(b)	126,481	(15,497)	110,984	—	—	110,984
State Street Bank & Trust Co.(d)	199,642	(199,642)	—	—	—	—
UBS(b)	5,996	(5,442)	554	—	—	554
Subtotal — Fund	2,049,843	(1,163,341)	886,502	—	—	886,502

Subsidiary
Deutsche Bank Securities Inc.(b)	66,270	(66,270)	—	—	—	—
Morgan Stanley Capital Services LLC(b)	109,227	(109,227)	—	—	—	—
Subtotal — Subsidiary	175,497	(175,497)	—	—	—	—
Total	$2,225,340	$(1,338,838)	$886,502	$—	$—	$886,502

26                         Invesco Global Targeted Returns Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Consolidated Statement of Assets & Liabilities	Net amounts of liabilities presented in Consolidated Statement of Assets & Liabilities	Collateral Pledged		Net Amount(a)
Counterparty				Financial Instruments	Cash
Fund
Barclays Bank PLC(b)	$3,363	$(3,363)	$—	$—	$—	$—
Citigroup Global Markets Inc.(b)	77	(77)	—	—	—	—
Credit Suisse First Boston(c)	712,707	(712,707)	—	—	—	—
Deutsche Bank Securities Inc.(b)	75,032	(75,032)	—	—	—	—
Deutsche Bank Securities Inc.(d)	489,646	(1,045)	488,601	—	—	488,601
Goldman Sachs International(b)	35,483	(35,483)	—	—	—	—
Goldman Sachs International(c)	13,286	(13,286)	—	—	—	—
Goldman Sachs International(d)	244,370	(79,291)	165,079	—	—	165,079
HSBC New York(b)	7,279	(7,279)	—	—	—	—
Morgan Stanley Capital Services LLC(b)	13,898	(13,898)	—	—	—	—
Royal Bank of Scotland Securities Inc.(b)	1,299	(1,299)	—	—	—	—
Societe Generale(b)	15,497	(15,497)	—	—	—	—
State Street Bank & Trust Co.(d)	499,119	(199,642)	299,477	—	—	299,477
UBS(b)	5,442	(5,442)	—	—	—	—
Subtotal — Fund	2,116,498	(1,163,341)	953,157	—	—	953,157

Subsidiary
Deutsche Bank Securities Inc.(b)	147,133	(66,270)	80,863	—	—	80,863
Morgan Stanley Capital Services LLC(b)	287,148	(109,227)	177,921	—	(70,000)	107,921
Subtotal — Subsidiary	434,281	(175,497)	258,784	—	(70,000)	188,784
Total	$2,550,779	$(1,338,838)	$1,211,941	$—	$(70,000)	$1,141,941

(a)	The Fund and the Subsidiary are recognized as separate legal entities and as such are subject to separate netting arrangements with the Counterparty.
(b)	Swap agreements — OTC Counterparty.
(c)	Swap agreements — centrally cleared Counterparty. Includes cumulative appreciation (depreciation).
(d)	Forward foreign currency contracts Counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Consolidated Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

27                         Invesco Global Targeted Returns Fund

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $34,083,567 and $19,448,298, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,449,704
Aggregate unrealized (depreciation) of investment securities	(1,199,751)
Net unrealized appreciation of investment securities	$249,953

Cost of investments for tax purposes is $71,668,231.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 19, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,201,110	$12,744,126	1,491,403	$15,070,925
Class C	321,132	3,372,365	42,851	443,040
Class R	—	—	1,001	10,014
Class Y	2,589,259	27,401,219	1,586,102	16,042,737
Class R5	3,477	38,593	261,687	2,641,159
Class R6	—	7,925	889,089	9,253,580

Issued as reinvestment of dividends:
Class A	3,477	35,775	—	—
Class C	965	9,861	—	—
Class Y	7,638	78,750	—	—
Class R5	2,164	22,311	—	—
Class R6	12,225	125,922	—	—

Reacquired:
Class A	(209,791)	(2,189,407)	(197,744)	(2,058,608)
Class C	(20,126)	(211,130)	—	—
Class Y	(64,030)	(677,277)	(23,069)	(239,638)
Class R5	(136,037)	(1,418,870)	(1,301)	(13,383)
Net increase in share activity	3,711,463	$39,340,163	4,050,019	$41,149,826

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 40% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially. Also, 36% of the outstanding shares of the Fund are owned by the Adviser.

28                         Invesco Global Targeted Returns Fund

NOTE 10—Consolidated Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net Investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total Distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed(c)		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$10.44	$0.04	$0.15	$0.19	$(0.06)	$(0.10)	$(0.16)	$10.47	1.85%	$23,971	1.32	%(f)	2.57	%(f)	0.78	%(f)	60%
Period ended 10/31/14(e)	10.00	(0.02)	0.46	0.44	—	—	—	10.44	4.40	13,504	1.29	(g)	3.16	(g)	(0.18	)(g)	20
Class C
Six months ended 04/30/15	10.37	0.00	0.16	0.16	(0.05)	(0.10)	(0.15)	10.38	1.59	3,578	2.07	(f)	3.32	(f)	0.03	(f)	60
Period ended 10/31/14(e)	10.00	(0.08)	0.45	0.37	—	—	—	10.37	3.70	444	2.04	(g)	3.91	(g)	(0.93	)(g)	20
Class R
Six months ended 04/30/15	10.42	0.03	0.14	0.17	(0.05)	(0.10)	(0.15)	10.44	1.73	10	1.57	(f)	2.82	(f)	0.53	(f)	60
Period ended 10/31/14(e)	10.00	(0.04)	0.46	0.42	—	—	—	10.42	4.20	10	1.54	(g)	3.41	(g)	(0.43	)(g)	20
Class Y
Six months ended 04/30/15	10.46	0.05	0.16	0.21	(0.06)	(0.10)	(0.16)	10.51	2.08	43,034	1.07	(f)	2.32	(f)	1.03	(f)	60
Period ended 10/31/14(e)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	16,352	1.04	(g)	2.91	(g)	0.07	(g)	20
Class R5
Six months ended 04/30/15	10.46	0.05	0.16	0.21	(0.06)	(0.10)	(0.16)	10.51	2.08	1,366	1.07	(f)	2.26	(f)	1.03	(f)	60
Period ended 10/31/14(e)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	2,724	1.04	(g)	2.87	(g)	0.07	(g)	20
Class R6
Six months ended 04/30/15	10.46	0.05	0.15	0.20	(0.06)	(0.10)	(0.16)	10.50	1.99	9,467	1.07	(f)	2.26	(f)	1.03	(f)	60
Period ended 10/31/14(e)	10.00	0.01	0.45	0.46	—	—	—	10.46	4.60	9,298	1.04	(g)	2.87	(g)	0.07	(g)	20

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.50% and 0.50% for the six months ended April 30, 2015 and the period ended October 31, 2014.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Commencement date of December 19, 2013.
(f)	Ratios are annualized and based on average daily net assets (000’s omitted) of $18,805, $1,490, $11, $23,376, $1,753 and $9,500 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(g)	Annualized.

29                         Invesco Global Targeted Returns Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

In addition to the fees and expenses which the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which your Fund invests. The amount of fees and expenses incurred indirectly by your Fund will vary because the underlying funds have varied expenses and fee levels and the Fund may own different proportions of the underlying funds at different times. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the underlying funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly are included in your Fund’s total return.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, expenses shown in the table do not include the expenses of the underlying funds, which are borne indirectly by the Fund. If transaction costs and indirect expenses were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,019.50	$6.61	$1,018.25	$6.61	1.32%
C	1,000.00	1,015.90	10.35	1,014.53	10.34	2.07
R	1,000.00	1,017.30	7.85	1,017.01	7.85	1.57
Y	1,000.00	1,020.80	5.36	1,019.49	5.36	1.07
R5	1,000.00	1,020.80	5.36	1,019.49	5.36	1.07
R6	1,000.00	1,019.90	5.36	1,019.49	5.36	1.07

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

30                         Invesco Global Targeted Returns Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	GTR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Greater China Fund
Effective June 15, 2015, after the close of the reporting period, Invesco China Fund was renamed Invesco Greater China Fund. Nasdaq:
A: AACFX ¡ B: ABCFX ¡ C: CACFX ¡ Y: AMCYX ¡ R5: IACFX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
14 Financial Highlights
15 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	22.81%
Class B Shares	22.34
Class C Shares	22.32
Class Y Shares	22.92
Class R5 Shares	23.04
MSCI EAFE Index▼ (Broad Market Index)	6.81
MSCI China 10/40 Index▼ (Style-Specific Index)	29.88
Lipper China Region Funds Index■ (Peer Group Index)	16.98

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI China 10/40 Index is a free float-adjusted market capitalization index that measures equity market performance in China, taking into consideration concentration constraints applicable to funds registered for sale in Europe pursuant to the UCITS III Directive. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper China Region Funds Index is an unmanaged index considered representative of China region funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	10.57%
5 Years	4.47
1 Year	24.05

Class B Shares
Inception (3/31/06)	10.55%
5 Years	4.54
1 Year	25.29

Class C Shares
Inception (3/31/06)	10.43%
5 Years	4.87
1 Year	29.28

Class Y Shares
Inception	11.46%
5 Years	5.93
1 Year	31.55

Class R5 Shares
Inception (3/31/06)	11.79%
5 Years	6.15
1 Year	31.87

Average Annual Total Returns

As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	8.80%
5 Years	0.92
1 Year	–0.96

Class B Shares
Inception (3/31/06)	8.77%
5 Years	0.92
1 Year	–1.00

Class C Shares
Inception (3/31/06)	8.66%
5 Years	1.30
1 Year	3.00

Class Y Shares
Inception	9.67%
5 Years	2.33
1 Year	5.05

Class R5 Shares
Inception (3/31/06)	9.99%
5 Years	2.53
1 Year	5.26

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y and Class R5 shares was 1.85%, 2.60%, 2.60%, 1.60% and 1.39%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

2 Invesco Greater China Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Greater China Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–97.57%(b)
Auto Parts & Equipment–3.26%
Minth Group Ltd.	1,272,000	$3,193,745

Construction & Engineering–1.77%
China Communications Construction Co. Ltd.–Class H	950,000	1,738,081

Diversified Banks–20.09%
Agricultural Bank of China Ltd.–Class H	992,000	560,604
Bank of China Ltd.–Class H	6,675,000	4,590,381
China Construction Bank Corp.–Class H	7,896,290	7,692,019
China Merchants Bank Co., Ltd.–Class H	432,000	1,307,064
China Minsheng Banking Corp., Ltd.–Class H	671,500	985,958
Industrial & Commercial Bank of China Ltd.–Class H	5,231,000	4,548,989
		19,685,015

Education Services–2.66%
New Oriental Education & Technology Group, Inc.–ADR(c)	42,775	1,094,612
TAL Education Group–ADR(c)	41,040	1,508,220
		2,602,832

Electronic Components–1.55%
Chin-Poon Industrial Co., Ltd. (Taiwan)	269,000	516,445
Largan Precision Co. Ltd. (Taiwan)	10,000	1,000,566
		1,517,011

Electronic Manufacturing Services–5.05%
FIH Mobile Ltd.(c)	5,924,000	3,164,359
Hon Hai Precision Industry Co., Ltd. (Taiwan)	596,000	1,786,902
		4,951,261

Footwear–4.01%
Stella International Holdings Ltd.	335,500	909,038
Yue Yuen Industrial (Holdings) Ltd. (Hong Kong)	792,500	3,016,418
		3,925,456

Hypermarkets & Super Centers–3.01%
Sun Art Retail Group Ltd.	2,862,500	2,950,955

Independent Power Producers & Energy Traders–2.13%
China Power International Development Ltd.	3,236,000	2,088,044

Industrial Conglomerates–2.07%
Beijing Enterprises Holdings Ltd.	222,000	2,030,588

Integrated Oil & Gas–1.97%
PetroChina Co. Ltd.–Class H	1,494,000	1,925,502

Integrated Telecommunication Services–1.77%
China Unicom (Hong Kong) Ltd.	924,000	1,735,816

	Shares	Value
Internet Retail–1.91%
E-commerce China Dangdang, Inc.–Class A,–ADR(c)	197,875	$1,871,897

Internet Software & Services–10.93%
Baidu, Inc.–ADR(c)	21,251	4,256,150
Tencent Holdings Ltd.	265,700	5,487,391
Weibo Corp.–ADR(c)	58,028	967,907
		10,711,448

Life & Health Insurance–8.32%
China Life Insurance Co., Ltd.–Class H	853,000	4,137,060
Ping An Insurance (Group) Co. of China Ltd.–Class H	279,500	4,017,328
		8,154,388

Multi-Line Insurance–0.91%
China Pacific Insurance (Group) Co., Ltd.–Class H	162,400	886,332

Oil & Gas Exploration & Production–2.65%
CNOOC Ltd.	1,523,000	2,596,017

Packaged Foods & Meats–3.42%
Uni-President China Holdings Ltd.	4,139,000	3,348,368

Property & Casualty Insurance–0.97%
PICC Property and Casualty Co. Ltd.–Class H	426,080	945,060

Real Estate Development–2.27%
China Overseas Land & Investment Ltd.	252,000	1,052,619
China Resources Land Ltd.	320,444	1,167,995
		2,220,614

Restaurants–2.38%
Ajisen China Holdings Ltd. (Hong Kong)	3,747,000	2,330,242

Semiconductors–0.96%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	195,000	941,512

Specialized Finance–2.04%
Far East Horizon Ltd.	1,888,000	2,002,369

Specialty Stores–2.10%
Chow Tai Fook Jewellery Group Ltd. (Hong Kong)	1,691,600	2,051,615

Wireless Telecommunication Services–9.37%
China Mobile Ltd.	643,000	9,183,937
Total Common Stocks & Other Equity Interests (Cost $80,685,603)		95,588,105

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Greater China Fund

	Shares	Value
Money Market Funds–2.68%
Liquid Assets Portfolio–Institutional Class(d)	1,314,582	$1,314,582
Premier Portfolio–Institutional Class(d)	1,314,581	1,314,581
Total Money Market Funds (Cost $2,629,163)		2,629,163
TOTAL INVESTMENTS–100.25% (Cost $83,314,766)		98,217,268
OTHER ASSETS LESS LIABILITIES–(0.25)%		(245,403)
NET ASSETS–100.00%		$97,971,865

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Country of issuer and/or credit risk exposure listed in Common Stocks & Other Equity Interests has been determined to be China unless otherwise noted.
(c)	Non-income producing security.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	34.6%
Information Technology	18.5
Consumer Discretionary	16.3
Telecommunication Services	11.2
Consumer Staples	6.4
Energy	4.6
Industrials	3.9
Utilities	2.1
Money Market Funds Plus Other Assets Less Liabilities	2.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Greater China Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $80,685,603)	$95,588,105
Investments in affiliated money market funds, at value and cost	2,629,163
Total investments, at value (Cost $83,314,766)	98,217,268
Foreign currencies, at value (Cost $219,410)	222,735
Receivable for:
Investments sold	842,521
Fund shares sold	368,321
Dividends	169
Investment for trustee deferred compensation and retirement plans	50,301
Other assets	37,380
Total assets	99,738,695

Liabilities:
Payable for:
Investments purchased	1,407,261
Fund shares reacquired	118,201
Accrued fees to affiliates	85,718
Accrued trustees’ and officers’ fees and benefits	2,071
Accrued other operating expenses	98,073
Trustee deferred compensation and retirement plans	55,506
Total liabilities	1,766,830
Net assets applicable to shares outstanding	$97,971,865

Net assets consist of:
Shares of beneficial interest	$122,464,928
Undistributed net investment income (loss)	(883,717)
Undistributed net realized gain (loss)	(38,515,043)
Net unrealized appreciation	14,905,697
$97,971,865

Net Assets:
Class A	$71,075,699
Class B	$4,602,569
Class C	$17,803,955
Class Y	$4,423,834
Class R5	$65,808

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,919,263
Class B	194,519
Class C	753,692
Class Y	181,586
Class R5	2,700
Class A:
Net asset value per share	$24.35
Maximum offering price per share
(Net asset value of $24.35 ÷ 94.50%)	$25.77
Class B:
Net asset value and offering price per share	$23.66
Class C:
Net asset value and offering price per share	$23.62
Class Y:
Net asset value and offering price per share	$24.36
Class R5:
Net asset value and offering price per share	$24.37

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Greater China Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,950)	$20,261
Dividends from affiliated money market funds	628
Total investment income	20,889

Expenses:
Advisory fees	393,970
Administrative services fees	24,794
Custodian fees	20,829
Distribution fees:
Class A	75,358
Class B	23,522
Class C	77,570
Transfer Agent Fees — A, B, C and Y	136,000
Transfer agent fees — R5	34
Trustees’ and officers’ fees and benefits	11,263
Other	82,196
Total expenses	845,536
Less: Fees waived and expense offset arrangement(s)	(2,010)
Net expenses	843,526
Net investment income (loss)	(822,637)

Realized and unrealized gain from:
Net realized gain from:
Investment securities	3,245,501
Foreign currencies	4,685
3,250,186
Change in net unrealized appreciation of:
Investment securities	15,253,180
Foreign currencies	3,226
15,256,406
Net realized and unrealized gain	18,506,592
Net increase in net assets resulting from operations	$17,683,955

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Greater China Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(822,637)	$(318,816)
Net realized gain	3,250,186	12,285,009
Change in net unrealized appreciation (depreciation)	15,256,406	(13,395,379)
Net increase (decrease) in net assets resulting from operations	17,683,955	(1,429,186)

Distributions to shareholders from net investment income:
Class A	(268,684)	(846,845)
Class B	—	(16,420)
Class C	—	(47,698)
Class Y	(25,936)	(59,852)
Class R5	(865)	(5,462)
Total distributions from net investment income	(295,485)	(976,277)

Share transactions–net:
Class A	(4,426,272)	(11,916,527)
Class B	(1,609,642)	(2,003,637)
Class C	(1,429,193)	(4,995,375)
Class Y	(738,151)	52,909
Class R5	(48,525)	(307,144)
Net increase (decrease) in net assets resulting from share transactions	(8,251,783)	(19,169,774)
Net increase (decrease) in net assets	9,136,687	(21,575,237)

Net assets:
Beginning of period	88,835,178	110,410,415
End of period (includes undistributed net investment income (loss) of $(883,717) and $234,405, respectively)	$97,971,865	$88,835,178

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Greater China Fund, formerly Invesco China Fund, (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of five different classes of shares: Class A, Class B, Class C, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

8                         Invesco Greater China Fund

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

9                         Invesco Greater China Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Other Risks — Investing in a single-country mutual fund involves greater risk than investing in a more diversified fund due to lack of exposure to other countries. The political and economic conditions and changes in regulatory, tax or economic policy in a single country could significantly affect the market in that country and in surrounding or related countries.

Investing in developing countries can add additional risk, such as high rates of inflation or sharply devalued currencies against the U.S. dollar.

Transaction costs are often higher and there may be delays in settlement procedures.

Certain securities issued by companies in China may be less liquid, harder to sell or more volatile than may U.S. securities.

10                         Invesco Greater China Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.91%
Next $500 million	0.885%
Next $1.5 billion	0.86%
Next $2.5 billion	0.835%
Next $2.5 billion	0.81%
Next $2.5 billion	0.785%
Over $10 billion	0.76%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.00% and 2.00% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $1,570.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $6,751 in front-end sales commissions from the sale of Class A shares and $487, $2,824 and $164 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

11                         Invesco Greater China Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 2 to Level 1 of $31,232,936, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Consumer Discretionary	$15,975,787	$—	$—	$15,975,787
Consumer Staples	6,299,323	—	—	6,299,323
Energy	—	4,521,519	—	4,521,519
Financials	27,759,039	6,134,739	—	33,893,778
Industrials	1,738,081	2,030,588	—	3,768,669
Information Technology	8,388,416	9,732,816	—	18,121,232
Telecommunication Services	10,919,753	—	—	10,919,753
Utilities	—	2,088,044	—	2,088,044
Money Market Funds	2,629,163	—	—	2,629,163
Total Investments	$73,709,562	$24,507,706	$—	$98,217,268

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $440.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

12                         Invesco Greater China Fund

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2016	$30,359,492	$—	$30,359,492
October 31, 2017	11,347,858	—	11,347,858
	$41,707,350	$—	$41,707,350

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $59,829,845 and $70,537,828, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$15,823,908
Aggregate unrealized (depreciation) of investment securities	(982,862)
Net unrealized appreciation of investment securities	$14,841,046

Cost of investments for tax purposes is $83,376,222.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	277,218	$6,064,829	720,306	$14,781,137
Class B	2,338	45,743	10,113	199,431
Class C	50,619	1,069,960	55,095	1,084,665
Class Y	58,219	1,283,803	105,131	2,148,178
Class R5	158	3,169	998	19,651

Issued as reinvestment of dividends:
Class A	13,413	255,787	36,522	773,530
Class B	—	—	736	15,234
Class C	—	—	2,087	43,148
Class Y	1,259	24,001	2,588	54,829
Class R5	37	721	242	5,129

Automatic conversion of Class B shares to Class A shares:
Class A	30,140	643,221	28,520	569,466
Class B	(30,980)	(643,221)	(29,290)	(569,466)

Reacquired:
Class A	(560,657)	(11,390,109)	(1,401,485)	(28,040,660)
Class B	(50,922)	(1,012,164)	(83,442)	(1,648,836)
Class C	(124,055)	(2,499,153)	(315,673)	(6,123,188)
Class Y	(102,851)	(2,045,955)	(105,289)	(2,150,098)
Class R5	(2,674)	(52,415)	(16,233)	(331,924)
Net increase (decrease) in share activity	(438,738)	$(8,251,783)	(989,074)	$(19,169,774)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 26% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

13                         Invesco Greater China Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$19.93	$(0.18)	$4.69	$4.51	$(0.09)	$24.35	22.75%	$71,076	1.84	%(e)	1.84	%(e)	(1.79	)%(e)	71%
Year ended 10/31/14	20.31	(0.03)	(0.13)	(0.16)	(0.22)	19.93	(0.87)	62,957	1.85		1.85		(0.15)		124
Year ended 10/31/13	17.90	0.09	2.44	2.53	(0.12)	20.31	14.18	76,691	1.78		1.78		0.50		148
Year ended 10/31/12	17.52	0.11	0.37	0.48	(0.10)	17.90	2.79	82,713	1.80		1.80		0.64		109
Year ended 10/31/11	21.93	0.12	(4.49)	(4.37)	(0.04)	17.52	(19.96)	102,248	1.67		1.67		0.57		97
Year ended 10/31/10	18.18	0.06	3.83	3.89	(0.14)	21.93	21.49	166,662	1.67		1.67		0.30		100
Class B
Six months ended 04/30/15	19.35	(0.25)	4.56	4.31	—	23.66	22.27	4,603	2.59	(e)	2.59	(e)	(2.54	)(e)	71
Year ended 10/31/14	19.71	(0.18)	(0.14)	(0.32)	(0.04)	19.35	(1.61)	5,303	2.60		2.60		(0.90)		124
Year ended 10/31/13	17.39	(0.05)	2.37	2.32	—	19.71	13.34	7,411	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.05	(0.02)	0.36	0.34	—	17.39	1.99	9,703	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.46	(0.04)	(4.37)	(4.41)	—	17.05	(20.55)	13,988	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.85	(0.09)	3.76	3.67	(0.06)	21.46	20.61	23,945	2.42		2.42		(0.45)		100
Class C
Six months ended 04/30/15	19.32	(0.25)	4.55	4.30	—	23.62	22.26	17,804	2.59	(e)	2.59	(e)	(2.54	)(e)	71
Year ended 10/31/14	19.68	(0.18)	(0.14)	(0.32)	(0.04)	19.32	(1.62)	15,978	2.60		2.60		(0.90)		124
Year ended 10/31/13	17.36	(0.05)	2.37	2.32	—	19.68	13.36	21,366	2.53		2.53		(0.25)		148
Year ended 10/31/12	17.02	(0.02)	0.36	0.34	—	17.36	2.00	24,728	2.55		2.55		(0.11)		109
Year ended 10/31/11	21.43	(0.04)	(4.37)	(4.41)	—	17.02	(20.58)	32,319	2.42		2.42		(0.18)		97
Year ended 10/31/10	17.83	(0.09)	3.75	3.66	(0.06)	21.43	20.58	59,812	2.42		2.42		(0.45)		100
Class Y
Six months ended 04/30/15	19.98	(0.16)	4.69	4.53	(0.15)	24.36	22.86	4,424	1.59	(e)	1.59	(e)	(1.54	)(e)	71
Year ended 10/31/14	20.36	0.02	(0.13)	(0.11)	(0.27)	19.98	(0.62)	4,494	1.60		1.60		0.10		124
Year ended 10/31/13	17.95	0.14	2.44	2.58	(0.17)	20.36	14.43	4,531	1.53		1.53		0.75		148
Year ended 10/31/12	17.58	0.15	0.38	0.53	(0.16)	17.95	3.08	4,384	1.55		1.55		0.89		109
Year ended 10/31/11	22.01	0.17	(4.51)	(4.34)	(0.09)	17.58	(19.78)	6,483	1.42		1.42		0.82		97
Year ended 10/31/10	18.23	0.10	3.85	3.95	(0.17)	22.01	21.76	11,638	1.42		1.42		0.55		100
Class R5
Six months ended 04/30/15	20.01	(0.13)	4.69	4.56	(0.20)	24.37	23.04	66	1.36	(e)	1.36	(e)	(1.31	)(e)	71
Year ended 10/31/14	20.38	0.06	(0.14)	(0.08)	(0.29)	20.01	(0.46)	104	1.39		1.39		0.31		124
Year ended 10/31/13	17.97	0.18	2.45	2.63	(0.22)	20.38	14.71	411	1.33		1.33		0.95		148
Year ended 10/31/12	17.61	0.20	0.37	0.57	(0.21)	17.97	3.29	757	1.30		1.30		1.14		109
Year ended 10/31/11	22.04	0.21	(4.51)	(4.30)	(0.13)	17.61	(19.61)	770	1.23		1.23		1.01		97
Year ended 10/31/10	18.25	0.14	3.86	4.00	(0.21)	22.04	22.04	982	1.25		1.25		0.72		100

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the united States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than on year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $60,786, $4,743, $15,643, $3,729 and $70 for Class A, Class B, Class C, Class Y and Class R5 shares, respectively.

14                         Invesco Greater China Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,228.10	$10.17	$1,015.67	$9.20	1.84%
B	1,000.00	1,223.40	14.28	1,011.95	12.92	2.59
C	1,000.00	1,223.20	14.28	1,011.95	12.92	2.59
Y	1,000.00	1,229.20	8.79	1,016.91	7.95	1.59
R5	1,000.00	1,230.40	7.52	1,018.05	6.80	1.36

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

15                         Invesco Greater China Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	CHI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco International Total Return Fund
Nasdaq:
A: AUBAX ¡ B: AUBBX ¡ C: AUBCX ¡ Y: AUBYX ¡ R5: AUBIX ¡ R6: AUBFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
9 Financial Statements
11 Notes to Financial Statements
22 Financial Highlights
23 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–2.19%
Class B Shares	–2.66
Class C Shares	–2.66
Class Y Shares	–2.16
Class R5 Shares	–2.16
Class R6 Shares	–2.07
Barclays Global Aggregate ex-U.S. Index‚ (Broad Market/Style-Specific Index)	–4.83
Lipper International Income Funds Index■ (Peer Group Index)	–1.63
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.
The Barclays Global Aggregate ex-U.S. Index is an unmanaged index considered representative of bonds of foreign countries.
The Lipper International Income Funds Index is an unmanaged index considered representative of international income funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2                    Invesco International Total Return Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.25%
5 Years	1.32
1 Year	–10.52

Class B Shares
Inception (3/31/06)	3.06%
5 Years	1.11
1 Year	–11.80

Class C Shares
Inception (3/31/06)	2.95%
5 Years	1.42
1 Year	–8.15

Class Y Shares
Inception	3.92%
5 Years	2.47
1 Year	–6.28

Class R5 Shares
Inception (3/31/06)	4.00%
5 Years	2.47
1 Year	–6.28

Class R6 Shares
Inception	3.82%
5 Years	2.34
1 Year	–6.28

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (3/31/06)	3.10%
5 Years	0.88
1 Year	–10.69

Class B Shares
Inception (3/31/06)	2.90%
5 Years	0.67
1 Year	–11.99

Class C Shares
Inception (3/31/06)	2.80%
5 Years	0.99
1 Year	–8.36

Class Y Shares
Inception	3.77%
5 Years	2.02
1 Year	–6.50

Class R5 Shares
Inception (3/31/06)	3.85%
5 Years	2.02
1 Year	–6.49

Class R6 Shares
Inception	3.66%
5 Years	1.87
1 Year	–6.58

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.10%, 1.85%, 1.85%, 0.85%, 0.85% and 0.85%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares was 1.68%, 2.43%, 2.43%, 1.43%, 1.15% and 1.14%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

Class A share performance reflects the maximum 4.25% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

3 Invesco International Total Return Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco International Total Return Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Principal Amount		Value
Non U.S. Dollar Denominated Bonds & Notes–77.62%(a)
Australia–2.40%
Australia Government Bond, Series 140, Sr. Unsec. Bonds, 4.50%, 04/21/33	AUD	1,380,000	$1,314,140

Austria–0.92%
OMV AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 6.75%(b)	EUR	400,000	505,083

Belgium–0.61%
Anheuser-Busch InBev N.V., Sr. Unsec. Gtd. Medium-Term Euro Notes, 4.00%, 09/24/25	GBP	200,000	335,802

Canada–4.43%
Province of Ontario Canada, Unsec. Bonds, 3.45%, 06/02/45	CAD	2,700,000	2,426,408

Denmark–1.09%
Danske Bank AS, Jr. Unsec. Sub. Medium-Term Euro Notes, 5.68%(b)	GBP	170,000	271,536
TDC AS, Sr. Unsec. Medium-Term Euro Notes, 3.75%, 03/02/22	EUR	250,000	327,159
			598,695

France–0.89%
Banque Federative du Credit Mutuel S.A., Sr. Unsec. Medium-Term Euro Notes, 2.63%, 02/24/21	EUR	200,000	247,785
Electricite de France S.A., Jr. Unsec. Sub. Medium-Term Euro Notes, 4.13%(b)	EUR	200,000	242,406
			490,191

Germany–3.84%
EnBW Energie Baden- Wuerttemberg AG, Jr. Unsec. Sub. Medium-Term Euro Notes, 7.38%, 04/02/72	EUR	120,000	148,983
HeidelbergCement Finance Luxembourg S.A., Sr. Unsec. Gtd. Medium-Term Euro Notes, 3.25%, 10/21/21	EUR	100,000	125,905
Kreditanstalt fur Wiederaufbau, Sr. Unsec. Gtd. Global Notes, 2.05%, 02/16/26	JPY	150,000,000	1,497,573
RWE AG, Jr. Unsec. Sub. Euro Notes, 7.00%(b)	GBP	200,000	334,446
			2,106,907

Italy–8.44%
Italy Buoni Poliennali Del Tesoro, Sr. Unsec. Euro Bonds, 5.00%, 03/01/25(c)	EUR	3,045,000	4,517,214
Manutencoop Facility Management SpA, REGS, Sr. Sec. Gtd. Euro Notes, 8.50%, 08/01/20(c)	EUR	100,000	106,406
			4,623,620

	Principal Amount		Value
Japan–4.83%
Japan Government Forty Year Bond, Series 7, Sr. Unsec. Bonds, 1.70%, 03/20/54	JPY	75,000,000	$670,295
Japan Government Twenty Year Bond, Series 122, Sr. Unsec. Bonds, 1.80%, 09/20/30	JPY	205,000,000	1,977,809
			2,648,104

Luxembourg–0.22%
Magnolia BC S.A., REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/20(c)	EUR	100,000	120,714

Netherlands–6.17%
Cooperatieve Centrale Raiffeisen- Boerenleenbank BA, Unsec. Sub. Euro Bonds, 3.88%, 07/25/23	EUR	600,000	780,555
Netherlands Government Bond, Sr. Unsec. Euro Bonds, 2.75%, 01/15/47	EUR	700,000	1,159,953
Unsec. Euro Bonds, 5.50%, 01/15/28	EUR	800,000	1,440,963
			3,381,471

New Zealand–5.13%
New Zealand Government Bond, Series 521, Sr. Unsec. Bonds, 6.00%, 05/15/21	NZD	3,200,000	2,812,981

Norway–2.73%
DNB Bank ASA, Unsec. Sub. Medium-Term Euro Notes, 4.75%, 03/08/22	EUR	250,000	300,484
Norway Government Bond, Series 476, Unsec. Bonds, 3.00%, 03/14/24	NOK	8,000,000	1,194,406
			1,494,890

Poland–6.65%
Poland Government Bond, Series 0718, Unsec. Bonds, 2.50%, 07/25/18	PLN	800,000	225,709
Poland Government International Bond, Series 12, Sr. Unsec. Bonds, 1.05%, 11/08/17	JPY	400,000,000	3,416,650
			3,642,359

Portugal–3.20%
Portugal Obrigacoes do Tesouro OT, Sr. Unsec. Euro Bonds, 2.88%, 10/15/25(c)	EUR	1,000,000	1,206,174
4.10%, 02/15/45(c)	EUR	400,000	548,825
			1,754,999

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco International Total Return Fund

	Principal Amount		Value
Romania–1.10%
Romanian Government International Bond, REGS, Sr. Unsec. Medium-Term Euro Notes, 2.88%, 10/28/24(c)	EUR	500,000	$604,261

South Korea–3.55%
Korea Treasury Bond, Series 2403, Sr. Unsec. Bonds, 3.50%, 03/10/24	KRW	1,200,000,000	1,219,627
Republic of Korea, Sr. Unsec. Euro Notes, 2.13%, 06/10/24	EUR	600,000	727,641
			1,947,268

Spain–4.98%
Spain Government Bond, REGS, Unsec. Euro Notes, 1.60%, 04/30/25(c)	EUR	2,400,000	2,729,466

Supranational–2.46%
Asian Development Bank, Series 339-00-1, Sr. Unsec. Medium-Term Global Notes, 2.35%, 06/21/27	JPY	130,000,000	1,348,724

Sweden–0.22%
Nordea Bank AB, Unsec. Sub. Medium-Term Euro Notes, 4.63%, 02/15/22	EUR	100,000	120,167

United Arab Emirates–0.53%
IPIC GMTN Ltd., REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 5.88%, 03/14/21(c)	EUR	200,000	288,585

United Kingdom–11.64%
Abbey National Treasury Services PLC, Sr. Sec. Gtd. Mortgage- Backed Medium-Term Euro Notes, 5.25%, 02/16/29	GBP	200,000	401,128
Cabot Financial Luxembourg S.A., REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(c)	GBP	100,000	169,245
Direct Line Insurance Group PLC, Unsec. Sub. Gtd. Euro Notes, 9.25%, 04/27/42	GBP	150,000	294,133
Lloyds Bank PLC, Unsec. Sub. Medium-Term Euro Notes, 10.75%, 12/16/21	GBP	200,000	351,751
Lowell Group Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(c)	GBP	100,000	166,175
Moy Park Bondco PLC, REGS, Sr. Unsec. Gtd. Euro Notes, 6.25%, 05/29/21(c)	GBP	100,000	151,207
Nationwide Building Society, Jr. Unsec. Sub. Euro Bonds, 6.00%(b)	GBP	200,000	322,064
New Look Bondco I PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.75%, 05/14/18(c)	GBP	100,000	160,994

	Principal Amount		Value
United Kingdom–(continued)
NGG Finance PLC, Unsec. Sub. Gtd. Euro Notes, 5.63%, 06/18/73	GBP	250,000	$428,619
Odeon & UCI Finco PLC, REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(c)	GBP	100,000	157,732
Scottish Widows PLC, Unsec. Sub. Euro Notes, 5.50%, 06/16/23	GBP	150,000	247,294
SSE PLC, Jr. Unsec. Sub. Medium- Term Euro Notes, 5.45%(b)	GBP	400,000	623,097
Travelex Financing PLC, REGS, Sr. Sec. Gtd. Euro Notes, 8.00%, 08/01/18(c)	GBP	100,000	161,953
United Kingdom Gilt, Series 2025, Unsec. Bonds, 5.00%, 03/07/25	GBP	1,390,000	2,745,371
			6,380,763

United States–1.59%
Bank of America Corp., Series 8, Sr. Unsec. Bonds, 2.31%, 06/26/17	JPY	100,000,000	873,809
Total Non U.S. Dollar Denominated Bonds & Notes (Cost $44,407,696)			42,549,407

U.S. Dollar Denominated Bonds & Notes–9.20%
Canada–0.43%
Air Canada Pass Through Trust, Series 2015-1, Class B, Sec. Pass Through Ctfs., 3.88%, 03/15/23(c)		$237,000	236,302

China–0.75%
Alibaba Group Holding Ltd., Sr. Unsec. Gtd. Notes, 4.50%, 11/28/34(c)		200,000	201,008
Bank of China Ltd., Unsec. Sub. Notes, 5.00%, 11/13/24(c)		200,000	210,304
			411,312

Dominican Repubic–0.61%
Dominican Republic International Bond, Sr. Unsec. Notes, 5.50%, 01/27/25(c)		322,000	334,075

Morocco–1.06%
OCP S.A., Sr. Unsec. Notes, 4.50%, 10/22/25(c)		600,000	584,250

Russia–0.36%
Gazprom OAO Via Gaz Capital S.A., Sr. Unsec. Bonds, 4.30%, 11/12/15(c)		200,000	200,490

Singapore–0.59%
BOC Aviation Pte. Ltd., Sr. Unsec. Notes, 3.00%, 03/30/20(c)		323,000	321,994

Switzerland–0.91%
Credit Suisse Group AG, Jr. Unsec. Sub. Notes, 6.25%(b)(c)		500,000	497,500

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco International Total Return Fund

	Principal Amount	Value
United Kingdom–0.85%
HSBC Holdings PLC, Jr. Unsec. Sub. Global Bonds, 6.38%(b)	$202,000	$209,070
5.63%(b)	250,000	255,838
		464,908

United States–3.64%
AT&T Inc., Sr. Unsec. Global Notes, 3.40%, 05/15/25	386,000	382,313
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	200,000	208,750
Chesapeake Energy Corp., Sr. Unsec. Gtd. Floating Rate Notes, 3.53%, 04/15/19(d)	200,000	192,500
EarthLink Holdings Corp., Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	200,000	206,750
EPR Properties, Sr. Unsec. Gtd. Global Notes, 4.50%, 04/01/25	196,000	198,904
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(b)	300,000	301,875
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	200,000	183,000
Wells Fargo & Co., Series U, Jr. Unsec. Sub. Global Notes, 5.88%(b)	300,000	320,250
		1,994,342
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,006,778)		5,045,173

Collateralized Mortgage Obligations–4.21%
United States–4.21%
BLCP Hotel Trust, Series 2014-CLRN, Class C, Floating Rate Pass Through Ctfs., 2.13%, 08/15/29(c)(d)	450,000	452,356
COMM Mortgage Trust, Series 2013-LC6, Class B, Pass Through Ctfs., 3.74%, 01/10/46	300,000	313,469

	Principal Amount	Value
United States–(continued)
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 2.98%, 04/19/36(d)	$276,821	$247,581
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.17%, 06/25/37(d)	286,820	264,467
WaMu Mortgage Pass Through Trust, Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(d)	283,502	274,383
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.35%, 08/25/35(d)	192,041	191,046
WFRBS Commercial Mortgage Trust, Series 2013-C16, Class A5, Pass Through Ctfs., 4.42%, 09/15/46	500,000	564,636
Total Collateralized Mortgage Obligations (Cost $2,244,195)		2,307,938

	Shares
Money Market Funds–0.01%
Liquid Assets Portfolio–Institutional Class(e)	3,082	3,082
Premier Portfolio–Institutional Class(e)	3,081	3,081
Total Money Market Funds (Cost $6,163)		6,163

Options Purchased–0.05%
(Cost $67,538)(f)		24,730
TOTAL INVESTMENTS–91.09% (Cost $51,732,370)		49,933,411
OTHER ASSETS LESS LIABILITIES–8.91%		4,882,665
NET ASSETS–100.00%		$54,816,076

Investment Abbreviations:

AUD	– Australian Dollar
CAD	– Canadian Dollar
Ctfs.	– Certificates
EUR	– Euro
GBP	– British Pound Sterling
Gtd.	– Guaranteed

JPY	– Japanese Yen
Jr.	– Junior
KRW	– South Korean Won
NOK	– Norwegian Krona
NZD	– New Zealand Dollar
PLN	– Poland Zloty

REGS	– Regulation S
Sec.	– Secured
Sr.	– Senior
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(b)	Perpetual bond with no specified maturity date.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $14,127,230, which represented 25.77% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.
(f)	The tables below detail options purchased.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco International Total Return Fund

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value(a)		Value
CHF versus JPY	Put	Barclays Bank PLC	07/23/15	JPY	126.30	CHF	1,100,000	$14,375
CHF versus JPY	Put	Deutsche Bank Securities Inc.	07/23/15	JPY	116.00	CHF	1,100,000	1,081
USD versus BRL	Put	Goldman Sachs International	10/06/15	BRL	2.92	USD	600,000	8,577
USD versus KRW	Call	Deutsche Bank Securities Inc.	06/08/15	KRW	1,150.00	USD	1,500,000	697
Subtotal Foreign Currency Options Purchased — Currency Risk								$24,730

Open Over-The-Counter Interest Rate Swaptions Purchased — Interest Rate Risk
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value(a)	Value
30 Year Interest Rate Swap	Put	Goldman Sachs International	3.45%	Pay	3 Month USD LIBOR	05/06/15	$1,000,000	$0
Total Options Purchased (Cost $67,538)								$24,730

(a)	Notional Value is calculated by multiplying the Number of Contracts by the multiplier.

Abbreviations:

BRL	– Brazilian Real
CHF	– Swiss Franc
JPY	– Japanese Yen
KRW	– South Korean Won
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Sovereign Debt	57.1%
Financials	18.8
Collateralized Mortgage Obligations	4.2
Utilities	3.2
Materials	1.9
Energy	1.6
Telecommunication Services	1.6
Other Sectors, Each Less than 2%	2.6
Money Market Funds Plus Other Assets Less Liabilities	9.0

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco International Total Return Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $51,726,207)	$49,927,248
Investments in affiliated money market funds, at value and cost	6,163
Total investments, at value (Cost $51,732,370)	49,933,411
Cash	1,077,272
Foreign currencies, at value (Cost $1,161,406)	1,166,545
Receivable for:
Deposits with brokers for open futures contracts	116,500
Investments sold	2,499,350
Variation margin — futures	104,867
Fund shares sold	89,466
Dividends and interest	467,067
Fund expenses absorbed	11,058
Investment for trustee deferred compensation and retirement plans	36,087
Unrealized appreciation on forward foreign currency contracts outstanding	177,622
Other assets	43,033
Total assets	55,722,278

Liabilities:
Payable for:
Investments purchased	720,906
Fund shares reacquired	13,155
Options written, at value (premiums received $68,141)	17,613
Accrued fees to affiliates	34,058
Accrued trustees’ and officers’ fees and benefits	1,829
Accrued other operating expenses	80,596
Trustee deferred compensation and retirement plans	38,045
Total liabilities	906,202
Net assets applicable to shares outstanding	$54,816,076

Net assets consist of:
Shares of beneficial interest	$58,124,793
Undistributed net investment income	252,081
Undistributed net realized gain (loss)	(2,206,671)
Net unrealized appreciation (depreciation)	(1,354,127)
$54,816,076

Net Assets:
Class A	$28,960,623
Class B	$1,194,605
Class C	$5,340,187
Class Y	$1,981,786
Class R5	$826
Class R6	$17,338,049

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,840,367
Class B	117,324
Class C	524,870
Class Y	194,519
Class R5	81
Class R6	1,700,457
Class A:
Net asset value per share	$10.20
Maximum offering price per share
(Net asset value of $10.20 ÷ 95.75%)	$10.65
Class B:
Net asset value and offering price per share	$10.18
Class C:
Net asset value and offering price per share	$10.17
Class Y:
Net asset value and offering price per share	$10.19
Class R5:
Net asset value and offering price per share	$10.20
Class R6:
Net asset value and offering price per share	$10.20

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco International Total Return Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $ 2,931)	$774,989
Dividends from affiliated money market funds	224
Total investment income	775,213

Expenses:
Advisory fees	180,583
Administrative services fees	24,795
Custodian fees	10,567
Distribution fees:
Class A	37,795
Class B	7,810
Class C	29,169
Transfer agent fees — A, B, C and Y	62,819
Transfer agent fees — R6	110
Trustees’ and officers’ fees and benefits	10,155
Registration and filing fees	37,451
Professional services fees	26,979
Other	21,286
Total expenses	449,519
Less: Fees waived, expenses reimbursed and expense offset arrangement(s)	(139,448)
Net expenses	310,071
Net investment income	465,142

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(811,573)
Foreign currencies	(260,193)
Forward foreign currency contracts	(363,811)
Futures contracts	(832,977)
Option contracts written	(17,382)
Swap agreements	(1,246)
(2,287,182)
Change in net unrealized appreciation (depreciation) of:
Investment securities	(133,272)
Foreign currencies	91,592
Forward foreign currency contracts	257,490
Futures contracts	228,275
Option contracts written	50,528
494,613
Net realized and unrealized gain (loss)	(1,792,569)
Net increase (decrease) in net assets resulting from operations	$(1,327,427)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco International Total Return Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$465,142	$980,847
Net realized gain (loss)	(2,287,182)	499,572
Change in net unrealized appreciation (depreciation)	494,613	(2,359,518)
Net increase (decrease) in net assets resulting from operations	(1,327,427)	(879,099)

Distributions to shareholders from net investment income:
Class A	(171,398)	(342,384)
Class B	(2,893)	(6,778)
Class C	(10,994)	(17,273)
Class Y	(22,150)	(43,342)
Class R5	(399)	(2,735)
Class R6	(104,905)	(136,738)
Total distributions from net investment income	(312,739)	(549,250)

Distributions to shareholders from net realized gains:
Class A	(424,234)	(627,066)
Class B	(23,163)	(54,188)
Class C	(82,956)	(109,020)
Class Y	(58,822)	(20,619)
Class R5	(1,571)	(5,529)
Class R6	(190,546)	(179,473)
Total distributions from net realized gains	(781,292)	(995,895)

Share transactions–net:
Class A	(2,359,715)	1,008,873
Class B	(595,984)	(900,676)
Class C	(834,840)	1,140,625
Class Y	(2,832,856)	4,234,543
Class R5	(113,630)	(160,180)
Class R6	5,254,549	4,374,306
Net increase (decrease) in net assets resulting from share transactions	(1,482,476)	9,697,491
Net increase (decrease) in net assets	(3,903,934)	7,273,247

Net assets:
Beginning of period	58,720,010	51,446,763
End of period (includes undistributed net investment income of $252,081 and $99,678, respectively)	$54,816,076	$58,720,010

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco International Total Return Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is total return, comprised of current income and capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent

11                         Invesco International Total Return Fund

deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class Y, Class R5 and Class R6 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net

12                         Invesco International Total Return Fund

realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

13                         Invesco International Total Return Fund

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written and Purchased — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

14                         Invesco International Total Return Fund

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

15                         Invesco International Total Return Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.65%
Next $250 million	0.59%
Next $500 million	0.565%
Next $1.5 billion	0.54%
Next $2.5 billion	0.515%
Next $5 billion	0.49%
Over $10 billion	0.465%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares to 1.10%, 1.85%, 1.85%, 0.85%, 0.85% and 0.85% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $76,519 and reimbursed class level expenses of $46,622, $2,408, $8,995, $4,610 and $110 of Class A, Class B, Class C, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B and Class C shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares and 1.00% of the average daily net assets of Class B and Class C shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $2,759 in front-end sales commissions from the sale of Class A shares and $253, $2,098 and $288 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

16                         Invesco International Total Return Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$—	$2,307,938	$—	$2,307,938
Corporate Debt Securities	—	16,322,612	—	16,322,612
Foreign Sovereign Debt Securities	—	31,271,968	—	31,271,968
Money Market Funds	6,163	—	—	6,163
Options Purchased	—	24,730	—	24,730
	6,163	49,927,248	—	49,933,411
Forward Foreign Currency Contracts*	—	177,622	—	177,622
Futures Contracts*	175,252	—	—	175,252
Options Written*	—	(17,613)	—	(17,613)
Total Investments	$181,415	$50,087,257	$—	$50,268,672

*	Forward Foreign Currency Contracts and Futures Contracts are valued at unrealized appreciation. Options Written are shown at value.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$268,057	$(90,435)
Options purchased(b)	24,730	—
Options written(c)	—	(17,613)
Interest rate risk:
Futures contracts(d)	175,630	(378)
Options purchased(b)	0	—
Total	$468,417	$(108,426)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on forward foreign currency contracts outstanding.
(b)	Options purchased at value as reported in the Schedule of Investments.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(d)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

17                         Invesco International Total Return Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Contracts(a)	Swap Agreements
Realized Gain (Loss):
Currency risk	$(363,811)	$—	$—	$—
Interest rate risk	—	(832,977)	92,802	—
Market risk	—	—	—	(1,246)
Change in Unrealized Appreciation (Depreciation):
Currency risk	257,490	—	12,968	—
Interest rate risk	—	228,275	(16,225)	—
Total	$(106,321)	$(604,702)	$89,545	$(1,246)

(a)	Options purchased net realized gain (loss) of $110,184 and change in net unrealized appreciation (depreciation) of $(53,784) are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the six month average notional value of forward foreign currency contracts, futures contracts, options written and the five month average notional value of options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased
Average notional value	$40,309,926	$24,176,863	$2,986,515	$7,938,657

	Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
07/31/15	Deutsche Bank Securities Inc.	USD	5,433,940	EUR	5,000,000	$5,621,361	$187,421
07/31/15	Goldman Sachs International	NOK	4,200,000	EUR	563,444	550,027	7,071
07/31/15	Deutsche Bank Securities Inc.	GBP	550,000	USD	832,382	843,795	(11,413)
07/31/15	Citigroup Global Markets Inc.	GBP	400,000	USD	613,864	613,669	195
07/31/15	Goldman Sachs International	JPY	5,201,058	USD	620,000,000	5,198,373	(2,685)
07/31/15	Deutsche Bank Securities Inc.	JPY	842,362	USD	100,000,000	838,447	(3,915)
04/30/15	Goldman Sachs International	KRW	1,200,000,000	USD	1,120,553	1,119,100	1,453
07/31/15	Goldman Sachs International	KRW	1,200,000,000	USD	1,114,413	1,111,137	3,276
07/31/15	Deutsche Bank Securities Inc.	USD	1,121,495	KRW	1,200,000,000	1,111,137	(10,358)
07/31/15	Citigroup Global Markets Inc.	USD	646,718	NOK	5,000,000	662,349	15,631
07/31/15	Goldman Sachs International	NOK	4,522,881	SEK	5,000,000	585,727	2,026
07/31/15	Goldman Sachs International	NOK	4,000,000	USD	532,309	529,879	2,430
07/31/15	Goldman Sachs International	NZD	3,600,000	USD	2,732,328	2,723,599	8,729
07/31/15	Deutsche Bank Securities Inc.	SEK	15,300,000	USD	1,777,520	1,839,584	(62,064)
07/31/15	Deutsche Bank Securities Inc.	USD	1,173,361	SEK	10,000,000	1,202,342	28,981
07/31/15	Goldman Sachs International	USD	1,107,334	SEK	9,300,000	1,118,178	10,844
Total open forward foreign currency contracts — Currency Risk							$177,622

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
JPY	– Japanese Yen
KRW	– South Korean Won
NZD	– New Zealand Dollar
NOK	– Norwegian Krona
SEK	– Swedish Krona
USD	– U.S. Dollar

18                         Invesco International Total Return Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Japanese 10 Year Muni Bonds	Long	51	June-2015	$6,310,930	$35,337
Canadian 10 Year Bonds	Short	28	June-2015	(3,254,675)	55,524
U.S. Treasury 10 Year Notes	Short	30	June-2015	(3,851,250)	(378)
U.S. Ultra Bond	Short	20	June-2015	(3,290,000)	84,769
Total futures contracts — Interest Rate Risk					$175,252

(a)	Futures contracts collateralized by $116,500 cash held with Bank of America, the futures commission merchant.

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
CHF versus JPY	Put	Deutsche Bank Securities Inc.	07/23/15	1,100	JPY 126.30	$62,141	CHF 1,100,000	$(14,375)	$47,766
USD versus BRL	Call	Goldman Sachs International	10/06/15	600	BRL 4.00	6,000	USD 600,000	(3,238)	2,762
Total Options Written — Currency Risk						$68,141		$(17,613)	$50,528

Options Written Transactions
	Call Options
	Number of Contracts	Notional Value		Notional Value		Premiums Received
Beginning of period	—		—		—	$—
Written	7,300	CHF	1,100,000	USD	6,200,000	38,505
Closed	(4,700)	CHF	(1,100,000)	USD	(3,600,000)	(28,425)
Expired	(2,000)	CHF	—	USD	(2,000,000)	(4,080)
End of period	600	CHF	—	USD	600,000	$6,000

	Put Options
	Number of Contracts	Notional Value		Notional Value		Premiums Received
Beginning of period	—	CHF	—	EUR	—	$—
Written	3,100	CHF	1,100,000	EUR	2,000,000	68,581
Closed	(2,000)	CHF	—	EUR	(2,000,000)	(6,440)
End of period	1,100	CHF	1,100,000	EUR	—	$62,141

Currency Abbreviations:

BRL	– Brazilian Real
CHF	– Swiss Franc
EUR	– Euro
JPY	– Japanese Yen
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

19                         Invesco International Total Return Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received		Net Amount
Counterparty				Financial Instruments	Cash
Deutsche Bank Securities Inc.	$216,402	$(87,750)	$128,652	$—	$—	$128,652
Goldman Sachs International	35,829	(2,685)	33,144	—	—	33,144
Citigroup Global Markets Inc.	15,826	—	15,826	—	—	15,826
Total	$268,057	$(90,435)	$177,622	$—	$—	$177,622

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged		Net Amount
Counterparty				Financial Instruments	Cash
Deutsche Bank Securities Inc.	$87,750	$(87,750)	$—	$—	$—	$—
Goldman Sachs International	2,685	(2,685)	—	—	—	—
Total	$90,435	$(90,435)	$—	$—	$—	$—

NOTE 5—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $184.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund may borrow for leveraging in an amount up to 5% of the Fund’s total assets (excluding the amount borrowed) at the time the borrowing is made. In doing so, the Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate. A Fund may not purchase additional securities when any borrowings from banks exceeds 5% of the Fund’s total assets.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

20                         Invesco International Total Return Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $35,268,251 and $39,742,861, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,244,976
Aggregate unrealized (depreciation) of investment securities	(3,047,246)
Net unrealized appreciation (depreciation) of investment securities	$(1,802,270)

Cost of investments for tax purposes is $51,735,681.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	204,866	$2,102,145	873,924	$9,646,186
Class B	2,048	20,773	12,209	135,159
Class C	38,346	390,531	226,250	2,495,660
Class Y	37,196	382,712	445,420	4,940,833
Class R5	—	—	6,347	70,569
Class R6	492,492	5,052,202	381,785	4,207,536

Issued as reinvestment of dividends:
Class A	54,046	558,353	82,518	894,078
Class B	2,430	25,189	5,314	57,314
Class C	8,754	90,643	11,145	120,169
Class Y	5,139	53,090	4,004	43,516
Class R5	188	1,953	717	7,759
Class R6	28,667	295,451	29,168	316,211

Automatic conversion of Class B shares to Class A shares:
Class A	23,970	244,256	43,428	478,998
Class B	(23,999)	(244,256)	(43,477)	(478,998)

Reacquired:
Class A	(514,605)	(5,264,469)	(911,714)	(10,010,389)
Class B	(38,984)	(397,690)	(56,118)	(614,151)
Class C	(129,222)	(1,316,014)	(134,146)	(1,475,204)
Class Y	(317,236)	(3,268,658)	(68,813)	(749,806)
Class R5	(11,226)	(115,583)	(21,419)	(238,508)
Class R6	(9,013)	(93,104)	(13,494)	(149,441)
Net increase (decrease) in share activity	(146,143)	$(1,482,476)	873,048	$9,697,491

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 21% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 31% of the outstanding shares of the Fund are owned by an affiliated mutual fund. Affiliated mutual funds are mutual funds that are advised by Invesco.

21                         Invesco International Total Return Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period(b)	Total return(c)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$10.63	$0.09	$(0.32)	$(0.23)	$(0.06)	$(0.14)	$(0.20)	$10.20	(2.19)%	$28,961	1.10	%(e)	1.68	%(e)	1.69	%(e)	66%
Year ended 10/31/14	11.07	0.20	(0.30)	(0.10)	(0.12)	(0.22)	(0.34)	10.63	(0.97)	32,668	1.10		1.68		1.83		237
Year ended 10/31/13	11.37	0.18	(0.37)	(0.19)	(0.11)	—	(0.11)	11.07	(1.68)	33,019	1.10		1.68		1.65		233
Year ended 10/31/12	11.63	0.16	0.20	0.36	(0.39)	(0.12)	(0.62)	11.37	3.42	40,771	1.10		1.57		1.46		119
Year ended 10/31/11	12.22	0.19	0.16	0.35	(0.58)	(0.36)	(0.94)	11.63	3.37	47,162	1.10		1.58		1.64		226
Year ended 10/31/10	11.68	0.19	0.51	0.70	(0.16)	—	(0.16)	12.22	6.12	32,947	1.10		1.55		1.69		203
Class B
Six months ended 04/30/15	10.62	0.05	(0.33)	(0.28)	(0.02)	(0.14)	(0.16)	10.18	(2.66)	1,195	1.85	(e)	2.43	(e)	0.94	(e)	66
Year ended 10/31/14	11.05	0.12	(0.30)	(0.18)	(0.03)	(0.22)	(0.25)	10.62	(1.63)	1,867	1.85		2.43		1.08		237
Year ended 10/31/13	11.36	0.10	(0.38)	(0.28)	(0.03)	—	(0.03)	11.05	(2.50)	2,850	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.08	0.20	0.28	(0.30)	(0.12)	(0.53)	11.36	2.72	4,430	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	(0.85)	11.61	2.66	5,934	1.85		2.33		0.89		226
Year ended 10/31/10	11.65	0.11	0.51	0.62	(0.08)	—	(0.08)	12.19	5.34	6,591	1.85		2.30		0.94		203
Class C
Six months ended 04/30/15	10.61	0.05	(0.33)	(0.28)	(0.02)	(0.14)	(0.16)	10.17	(2.66)	5,340	1.85	(e)	2.43	(e)	0.94	(e)	66
Year ended 10/31/14	11.04	0.12	(0.30)	(0.18)	(0.03)	(0.22)	(0.25)	10.61	(1.63)	6,441	1.85		2.43		1.08		237
Year ended 10/31/13	11.35	0.10	(0.38)	(0.28)	(0.03)	—	(0.03)	11.04	(2.50)	5,562	1.85		2.43		0.90		233
Year ended 10/31/12	11.61	0.07	0.20	0.27	(0.30)	(0.12)	(0.53)	11.35	2.63	8,016	1.85		2.32		0.71		119
Year ended 10/31/11	12.19	0.10	0.17	0.27	(0.49)	(0.36)	(0.85)	11.61	2.65	10,782	1.85		2.33		0.89		226
Year ended 10/31/10	11.66	0.11	0.50	0.61	(0.08)	—	(0.08)	12.19	5.24	9,165	1.85		2.30		0.94		203
Class Y
Six months ended 04/30/15	10.63	0.10	(0.33)	(0.23)	(0.07)	(0.14)	(0.21)	10.19	(2.16)	1,982	0.85	(e)	1.43	(e)	1.94	(e)	66
Year ended 10/31/14	11.06	0.23	(0.30)	(0.07)	(0.14)	(0.22)	(0.36)	10.63	(0.63)	4,989	0.85		1.43		2.08		237
Year ended 10/31/13	11.37	0.21	(0.39)	(0.18)	(0.13)	—	(0.13)	11.06	(1.52)	982	0.85		1.43		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.65)	11.37	3.68	1,105	0.85		1.32		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	(0.97)	11.63	3.63	1,322	0.85		1.33		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	(0.19)	12.22	6.39	726	0.85		1.30		1.94		203
Class R5
Six months ended 04/30/15	10.64	0.10	(0.33)	(0.23)	(0.07)	(0.14)	(0.21)	10.20	(2.16)	1	0.85	(e)	1.13	(e)	1.94	(e)	66
Year ended 10/31/14	11.07	0.23	(0.30)	(0.07)	(0.14)	(0.22)	(0.36)	10.64	(0.63)	118	0.85		1.15		2.08		237
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	(0.13)	11.07	(1.43)	282	0.85		1.16		1.90		233
Year ended 10/31/12	11.63	0.19	0.20	0.39	(0.42)	(0.12)	(0.65)	11.37	3.68	221	0.85		1.07		1.71		119
Year ended 10/31/11	12.22	0.22	0.16	0.38	(0.61)	(0.36)	(0.97)	11.63	3.63	4,696	0.85		1.08		1.89		226
Year ended 10/31/10	11.68	0.22	0.51	0.73	(0.19)	—	(0.19)	12.22	6.39	4,457	0.85		1.03		1.94		203
Class R6
Six months ended 04/30/15	10.63	0.10	(0.32)	(0.22)	(0.07)	(0.14)	(0.21)	10.20	(2.07)	17,338	0.85	(e)	1.13	(e)	1.94	(e)	66
Year ended 10/31/14	11.07	0.23	(0.31)	(0.08)	(0.14)	(0.22)	(0.36)	10.63	(0.72)	12,637	0.85		1.14		2.08		237
Year ended 10/31/13	11.37	0.21	(0.38)	(0.17)	(0.13)	—	(0.13)	11.07	(1.43)	8,752	0.85		1.16		1.90		233
Year ended 10/31/12(f)	11.40	0.02	(0.05)	(0.03)	—	—	—	11.37	(0.26)	5,493	0.85	(g)	1.10	(g)	1.71	(g)	119

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest for Class A, Class B, Class C, Class Y and Class R5 shares which were less than $0.005 per share for the fiscal years ended October 31, 2012 and prior.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $30,487, $1,575, $5,882, $3,014, $34 and $15,033 for Class A, Class B, Class C, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Commencement date of September 24, 2012.
(g)	Annualized.

22                         Invesco International Total Return Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (11/01/14)	Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$978.10	$5.40	$1,019.34	$5.51	1.10%
B	1,000.00	973.40	9.05	1,015.62	9.25	1.85
C	1,000.00	973.40	9.05	1,015.62	9.25	1.85
Y	1,000.00	978.40	4.17	1,020.58	4.26	0.85
R5	1,000.00	978.40	4.17	1,020.58	4.26	0.85
R6	1,000.00	979.30	4.17	1,020.58	4.26	0.85

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

23                         Invesco International Total Return Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	ITR-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Long/Short Equity Fund
Nasdaq:
A: LSQAX ¡ C: LSQCX ¡ R: LSQRX ¡ Y: LSQYX ¡ R5: LSQFX ¡ R6: LSQSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
11 Financial Statements
14 Notes to Financial Statements
21 Financial Highlights
22 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–3.97%
Class C Shares	–4.37
Class R Shares	–4.16
Class Y Shares	–3.87
Class R5 Shares	–3.87
Class R6 Shares	–3.87
S&P 500 Index▼ (Broad Market Index)	4.40
Citigroup 90-Day Treasury Bill Index▼ (Style-Specific Index)	0.01
Lipper Alternative Long/Short Equity Index■ (Peer Group Index)	1.37
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500 Index is an unmanaged index considered representative of the US stock market.
The Citigroup 90-Day Treasury Bill Index is an unmanaged index representative of three-month Treasury bills.
The Lipper Alternative Long/Short Equity Index is composed of domestic or foreign funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options. The funds may be either net long or net short, depending on the portfolio manager’s view of the market.
The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).
A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	–0.12%
1 Year	–9.72
Class C Shares
Inception (12/19/13)	3.31%
1 Year	–6.10
Class R Shares
Inception (12/19/13)	3.81%
1 Year	–4.77
Class Y Shares
Inception (12/19/13)	4.39%
1 Year	–4.22
Class R5 Shares
Inception (12/19/13)	4.39%
1 Year	–4.22
Class R6 Shares
Inception (12/19/13)	4.39%
1 Year	–4.22

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/19/13)	2.16%
1 Year	–2.57
Class C Shares
Inception (12/19/13)	5.91%
1 Year	1.21
Class R Shares
Inception (12/19/13)	6.45%
1 Year	2.78
Class Y Shares
Inception (12/19/13)	6.99%
1 Year	3.25
Class R5 Shares
Inception (12/19/13)	6.99%
1 Year	3.25
Class R6 Shares
Inception (12/19/13)	6.99%
1 Year	3.25

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 3.06%, 3.81%, 3.31%, 2.81%, 2.71% and 2.71%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                         Invesco Long/Short Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the
Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett
Independent Chair
Invesco Funds Board of Trustees

PhilipTaylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor
Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                     Invesco Long/Short Equity Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–90.60%
Aerospace & Defense–0.98%
L-3 Communications Holdings, Inc.	2,050	$235,566

Agricultural Products–2.46%
Bunge Ltd.	2,700	233,199
Ingredion Inc.	4,500	357,300
		590,499

Air Freight & Logistics–1.37%
C.H. Robinson Worldwide, Inc.	5,100	328,389

Apparel Retail–0.02%
Gap, Inc. (The)	150	5,946

Biotechnology–0.08%
Medivation Inc.(b)	150	18,111

Brewers–1.43%
Molson Coors Brewing Co.–Class B	4,650	341,822

Cable & Satellite–1.18%
Cablevision Systems Corp.–Class A	14,100	281,718

Coal & Consumable Fuels–0.68%
Peabody Energy Corp.	34,400	162,712

Communications Equipment–1.51%
Juniper Networks, Inc.	13,700	362,091

Computer & Electronics Retail–1.62%
Best Buy Co., Inc.	11,200	388,080

Construction Machinery & Heavy Trucks–1.49%
Allison Transmission Holdings, Inc.	11,600	355,888

Consumer Finance–3.15%
Ally Financial Inc.(b)	17,250	377,602
Santander Consumer USA Holdings Inc.	15,300	377,757
		755,359

Data Processing & Outsourced Services–4.49%
Computer Sciences Corp.	6,050	389,922
Western Union Co. (The)	22,050	447,174
Xerox Corp.	20,670	237,705
		1,074,801

Department Stores–0.42%
Kohl’s Corp.	1,420	101,743

Diversified Support Services–0.43%
Cintas Corp.	1,300	103,935

Electric Utilities–3.13%
Entergy Corp.	3,920	302,546
FirstEnergy Corp.	3,400	122,094

	Shares	Value
Electric Utilities–(continued)
Pinnacle West Capital Corp.	5,300	$324,360
		749,000

Electronic Manufacturing Services–1.63%
Flextronics International Ltd.(b)	33,800	389,545

Fertilizers & Agricultural Chemicals–0.23%
Mosaic Co. (The)	1,250	55,000

Gas Utilities–2.92%
AGL Resources Inc.	6,250	314,188
National Fuel Gas Co.	5,650	364,142
UGI Corp.	600	20,886
		699,216

Gold–1.54%
Newmont Mining Corp.	13,950	369,536

Health Care Equipment–1.68%
Hologic, Inc.(b)	11,950	403,193

Health Care Facilities–1.27%
Universal Health Services, Inc.–Class B	2,600	304,070

Health Care Services–1.48%
Quest Diagnostics Inc.	4,950	353,529

Health Care Supplies–1.32%
DENTSPLY International Inc.	6,200	316,200

Home Entertainment Software–1.18%
Electronic Arts Inc.(b)	4,850	281,737

Integrated Oil & Gas–0.40%
Cenovus Energy Inc.	5,050	95,041

Integrated Telecommunication Services–0.27%
Windstream Holdings Inc.	5,508	64,337

Internet Retail–1.69%
Expedia, Inc.	4,300	405,189

Internet Software & Services–3.50%
AOL Inc.(b)	9,500	379,050
Rackspace Hosting, Inc.(b)	1,500	80,850
VeriSign, Inc.(b)	5,950	377,884
		837,784

IT Consulting & Other Services–3.31%
CGI Group Inc.–Class A(b)	1,250	52,587
Leidos Holdings, Inc.	8,900	370,596
Teradata Corp.(b)	8,400	369,516
		792,699

Life & Health Insurance–1.54%
Lincoln National Corp.	4,680	264,373

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Long/Short Equity Fund

	Shares	Value
Life & Health Insurance–(continued)
Unum Group	3,050	$104,188
		368,561

Mortgage REIT’s–1.27%
Annaly Capital Management Inc.	30,300	305,121

Multi-Line Insurance–0.09%
Assurant, Inc.	350	21,511

Office REIT’s–1.02%
Alexandria Real Estate Equities, Inc.	2,650	244,807

Office Services & Supplies–1.55%
Pitney Bowes Inc.	16,550	370,224

Oil & Gas Drilling–2.75%
Ensco PLC–Class A	7,500	204,600
Transocean Ltd.	24,150	454,503
		659,103

Oil & Gas Equipment & Services–2.02%
Cameron International Corp.(b)	2,000	109,640
Superior Energy Services, Inc.	14,650	373,575
		483,215

Oil & Gas Exploration & Production–2.49%
California Resources Corp.	8,850	82,305
Denbury Resources Inc.	33,050	291,171
Encana Corp.	13,420	190,698
Newfield Exploration Co.(b)	850	33,354
		597,528

Oil & Gas Refining & Marketing–3.08%
HollyFrontier Corp.	7,650	296,667
Tesoro Corp.	5,150	442,024
		738,691

Packaged Foods & Meats–1.88%
ConAgra Foods, Inc.	1,850	66,877
Pilgrim’s Pride Corp.	15,500	382,850
		449,727

Regional Banks–1.53%
CIT Group, Inc.	8,150	366,995

Reinsurance–2.23%
Everest Re Group, Ltd.	1,600	286,256
Reinsurance Group of America, Inc.	2,700	247,374
		533,630

	Shares	Value
Residential REIT’s–1.00%
UDR, Inc.	7,350	$240,860

Restaurants–1.65%
Darden Restaurants, Inc.	6,200	395,374

Retail REIT’s–1.53%
Regency Centers Corp.	5,850	367,263

Security & Alarm Services–1.47%
ADT Corp. (The)	9,350	351,560

Semiconductor Equipment–1.53%
Lam Research Corp.	4,850	366,563

Semiconductors–5.26%
Marvell Technology Group Ltd.	25,950	363,560
NVIDIA Corp.	19,400	430,583
Skyworks Solutions, Inc.	5,050	465,862
		1,260,005

Soft Drinks–1.82%
Dr Pepper Snapple Group, Inc.	5,850	436,293

Specialized Finance–1.42%
NASDAQ OMX Group, Inc. (The)	7,000	340,410

Specialized REIT’s–1.75%
Extra Space Storage Inc.	6,350	418,655

Steel–1.20%
United States Steel Corp.	12,000	288,240

Systems Software–0.78%
CA, Inc.	5,850	185,855

Technology Hardware, Storage & Peripherals–2.88%
Lexmark International, Inc.–Class A	7,850	348,461
NetApp, Inc.	9,400	340,750
		689,211
Total Common Stocks & Other Equity Interests (Cost $20,634,546)		21,702,138

Money Market Funds–15.04%
Liquid Assets Portfolio–Institutional Class(c)	1,801,695	1,801,695
Premier Portfolio–Institutional Class(c)	1,801,695	1,801,695
Total Money Market Funds (Cost $3,603,390)		3,603,390
TOTAL INVESTMENTS–105.64% (Cost $24,237,936)		25,305,528
OTHER ASSETS LESS LIABILITIES–(5.64)%		(1,351,865)
NET ASSETS–100.00%		$23,953,663

Investment Abbreviations:

REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Long/Short Equity Fund

Open Total Return Swap Agreements
Reference Entity	Counterparty	Expiration Dates	Floating Rate Index(1)	Notional Amount	Unrealized Appreciation (Depreciation)(2)		Net Value of Reference Entities
Equity Securities — Long	Morgan Stanley & Co. LLC	12/21/15	Federal Funds floating rate	$24,337,429	$(321,318	)(3)	$23,999,193
Equity Securities — Short	Morgan Stanley & Co. LLC	12/21/15	Federal Funds floating rate	(24,463,765)	137,463	(4)	(24,313,629)
Total Return Swap Agreements — Equity Risk					$(183,855)

(1)	The Fund receives or pays the total return on the long and short positions underlying the total return swap and pays or receives a specific Federal Funds floating rate.
(2)	Swaps collateralized by $75,698 cash held with Morgan Stanley & Co. LLC, the Counterparty.
(3)	Amount includes $16,918 of dividends receivable and fees from the Fund to the Counterparty.
(4)	Amount includes $(12,673) of dividends payable and fees from the Fund to the Counterparty.

Portfolio Composition

By sector, based on Total Investments

as of April 30, 2015

	Portfolio Holdings	Equity Securities		Total Investments
		Long(1)	Short(2)
Information Technology	8.5%	5.2%	4.9%	18.6%
Energy	3.7	5.0	8.0	16.7
Consumer Discretionary	2.1	1.7	8.7	12.5
Health Care	1.9	8.9	1.5	12.3
Financials	5.4	4.1	2.0	11.5
Industrials	2.4	1.4	2.7	6.5
Materials	1.0	1.6	3.2	5.8
Consumer Staples	2.5	1.8	1.0	5.3
Utilities	2.0	2.8	—	4.8
Telecommunication Services	0.1	0.1	1.0	1.2
Money Market Funds Plus Other Assets Less Liabilities	4.8	—	—	4.8
Total	34.4%	32.6%	33.0%	100.0%

(1)	Represents the value of the equity securities underlying the equity long portfolio swap with Morgan Stanley & Co. LLC.
(2)	Represents the value of the equity securities underlying the equity short portfolio swap with Morgan Stanley & Co. LLC.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Long/Short Equity Fund

The following table represents the individual long and short positions and related values of equity securities underlying the total return swap with Morgan Stanley & Co. LLC as of April 30, 2015.

	Shares	Value
Equity Securities–Long
Aerospace & Defense
L-3 Communications Holdings, Inc.	950	$109,164
Northrop Grumman Corp.	1,750	269,570
		378,734

Agricultural Products
Archer-Daniels-Midland Co.	7,750	378,820
Bunge Ltd.	1,950	168,422
		547,242

Air Freight & Logistics
United Parcel Service, Inc.–Class B	3,800	382,014

Aluminum
Alcoa Inc.	22,450	301,279

Apparel Retail
Gap, Inc. (The)	5,800	229,912

Asset Management & Custody Banks
State Street Corp.	1,900	146,528

Biotechnology
Amgen Inc.	2,000	315,820
Gilead Sciences, Inc.	3,650	366,862
Incyte Corp.	4,700	456,652
Isis Pharmaceuticals, Inc.	5,900	334,648
Medivation Inc.	2,800	338,072
		1,812,054

Brewers
Molson Coors Brewing Co.–Class B	250	18,377

Commodity Chemicals
LyondellBasell Industries N.V.–Class A	4,650	481,368

Communications Equipment
Cisco Systems, Inc.	13,850	399,296
Palo Alto Networks, Inc.	2,750	406,230
		805,526

Consumer Finance
Capital One Financial Corp.	4,300	347,655

Data Processing & Outsourced Services
Xerox Corp.	7,580	87,170

Department Stores
Kohl’s Corp.	4,580	328,157

Diversified Banks
Citigroup Inc.	4,550	242,606

Diversified Support Services
Cintas	3,400	271,830

	Shares	Value
Drug Retail
CVS Health Corp.	3,600	$357,444

Electric Utilities
Edison International	5,900	359,546
Entergy Corp.	730	56,341
Exelon Corp.	11,050	375,921
FirstEnergy Corp	6,200	222,642
		1,014,450

Electronic Components
Corning Inc.	17,300	362,089

Electronic Manufacturing Services
Flextronics International Ltd.	1,550	17,864

Fertilizers & Agricultural Chemicals
Mosaic Co. (The)	7,050	310,200

Food Retail
Kroger Co. (The)	5,650	389,341

General Merchandise Stores
Target Corp.	4,550	358,677

Health Care Distributors
AmerisourceBergen Corp.	3,950	451,485
Cardinal Health, Inc.	4,250	358,445
		809,930

Health Care Equipment
Boston Scientific Corp.	18,700	333,234
St. Jude Medical, Inc.	3,300	231,165
		564,399

Health Care Facilities
HCA Holdings, Inc.	5,250	388,552

Health Care REIT’s
Ventas, Inc.	5,100	351,390

Health Care Services
Express Scripts Holding Co.	5,200	449,280
Omnicare, Inc.	4,850	426,703
		875,983

Health Care Supplies
Halyard Health Inc.	950	46,056

Home Entertainment Software
Electronic Arts Inc.	3,400	197,506

Home Improvement Retail
Lowe’s Companies, Inc.	5,000	344,300

Hotels, Resorts & Cruise Lines
Marriott International Inc.–Class A	150	12,007

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Long/Short Equity Fund

	Shares	Value
Integrated Oil & Gas
Cenovus Energy Inc.	14,050	$264,421
Occidental Petroleum Corp.	4,600	368,460
Suncor Energy, Inc.	12,400	404,240
		1,037,121

Integrated Telecommunication Services
CenturyLink Inc.	1,500	53,940

Internet Software & Services
Rackspace Hosting, Inc.	5,650	304,535
Yahoo! Inc.	8,100	344,777
		649,312

Life & Health Insurance
Lincoln National Corp.	2,720	153,653
MetLife, Inc.	6,250	320,562
		474,215

Managed Health Care
Aetna Inc.	4,300	459,541
Anthem Inc.	3,050	460,337
Cigna Corp.	2,850	355,224
		1,275,102

Multi-Line Insurance
American International Group, Inc.	5,150	289,893

Multi-Utilities
Consolidated Edison, Inc.	5,450	335,448
PG&E Corp.	7,150	378,378
Public Service Enterprise Group Inc.	8,350	346,859
		1,060,685

Oil & Gas Equipment & Services
Cameron International Corp.	6,050	331,661
Superior Energy Services, Inc.	3,300	84,150
		415,811

Oil & Gas Exploration & Production
Canadian Natural Resources Ltd.	8,000	266,000
Chesapeake Energy Corp.	25,650	404,501
Denbury Resources Inc.	9,750	85,898
Encana Corp.	15,930	226,365
Hess Corp.	5,700	438,330
		1,421,094

Oil & Gas Refining & Marketing
Marathon Petroleum Corp.	4,100	404,137
Valero Energy Corp.	7,350	418,215
		822,352

Pharmaceuticals
Johnson & Johnson	3,700	367,040
Pfizer Inc.	11,450	388,498
Zoetis Inc.	600	26,652
		782,190

	Shares	Value
Property & Casualty Insurance
Travelers Cos., Inc. (The)	3,650	$369,052

Residential REIT’s
Equity Residential	4,850	358,221

Retail REIT’s
General Growth Properties, Inc.	14,350	393,190
Urban Edge Prop	1,725	39,037
		432,227

Semiconductors
Intel Corp.	12,300	400,365

Steel
United States Steel Corp.	3,150	75,663

Systems Software
Microsoft Corp.	9,100	442,624

Technology Hardware, Storage & Peripherals
Apple Inc.	3,700	463,055
Hewlett-Packard Co.	11,450	377,506
NetApp, Inc.	500	18,125
		858,686
Total Equity Securities–Long		23,999,193

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Long/Short Equity Fund

	Shares	Value

Equity Securities–Short
Aerospace & Defense
Precision Castparts Corp.	(1,750)	$(361,708)

Apparel, Accessories & Luxury Goods
Gildan Activewear Inc.	(11,450)	(363,079)
Michael Kors Holdings Ltd.	(5,450)	(337,137)
Under Armour, Inc.–Class A	(4,500)	(348,975)
		(1,049,191)

Application Software
Workday, Inc.–Class A	(3,550)	(323,796)

Auto Parts & Equipment
BorgWarner, Inc.	(5,950)	(352,240)

Automobile Manufacturers
General Motors Co.	(9,500)	(333,070)
Tesla Motors, Inc.	(1,550)	(350,378)
		(683,448)

Automotive Retail
CarMax, Inc.	(5,250)	(357,577)

Biotechnology
Biogen Inc.	(960)	(358,973)

Building Products
Fortune Brands Home & Security Inc.	(7,750)	(345,650)

Cable & Satellite
AMC Networks Inc.	(1,550)	(116,932)
DISH Network Corp.–Class A	(5,250)	(355,215)
		(472,147)

Casinos & Gaming
MGM Resorts International	(16,350)	(345,803)
Wynn Resorts Ltd.	(2,800)	(310,996)
		(656,799)

Commodity Chemicals
Methanex Corp.	(4,000)	(240,840)

Construction & Engineering
Chicago Bridge & Iron Co. N.V.	(7,300)	(347,845)
Quanta Services, Inc.	(12,350)	(357,039)
		(704,884)

Construction Materials
Martin Marietta Materials, Inc.	(2,650)	(378,023)

Data Processing & Outsourced Services
MasterCard, Inc.–Class A	(4,050)	(365,350)

Distributors
LKQ Corp.	(14,600)	(395,222)

Diversified Metals & Mining
Freeport-McMoRan Inc.	(16,100)	(374,647)

	Shares	Value
Diversified REIT’s
American Realty Capital Properties, Inc.	(40,300)	$(363,909)

Gold
Franco-Nevada Corp.	(7,150)	(370,584)

Health Care Facilities
Tenet Healthcare Corp.	(7,300)	(349,378)

Homebuilding
D.R. Horton, Inc.	(13,650)	(346,710)
Lennar Corp.–Class A	(7,850)	(359,530)
		(706,240)

Industrial Machinery
Colfax Corp.	(7,450)	(369,445)

Insurance Brokers
Arthur J. Gallagher & Co.	(5,200)	(248,716)

Integrated Oil & Gas
Chevron Corp.	(3,250)	(360,945)

Internet Retail
Amazon.com, Inc.	(840)	(354,295)
Netflix Inc.	(620)	(345,030)
TripAdvisor Inc.	(4,300)	(346,107)
		(1,045,432)

Internet Software & Services
Google Inc.,–Class A	(560)	(307,311)
Google Inc.,–Class C	(80)	(42,987)
LinkedIn Corp.–Class A	(150)	(37,819)
Pandora Media Inc.	(19,950)	(355,908)
Twitter, Inc.	(4,100)	(159,736)
		(903,761)

Life Sciences Tools & Services
Illumina, Inc.	(1,950)	(359,287)

Oil & Gas Drilling
Diamond Offshore Drilling, Inc.	(12,200)	(408,334)
Helmerich & Payne, Inc.	(4,750)	(370,357)
Rowan Cos. PLC–Class A	(15,100)	(319,969)
		(1,098,660)

Oil & Gas Exploration & Production
Antero Resources Corp.	(8,700)	(385,497)
Cobalt International Energy, Inc.	(35,800)	(383,060)
ConocoPhillips	(5,400)	(366,768)
Continental Resources, Inc.	(7,200)	(378,936)
Noble Energy, Inc.	(7,300)	(370,256)
Pioneer Natural Resources Co.	(2,100)	(362,838)
Southwestern Energy Co.	(13,700)	(384,011)
Whiting Petroleum Corp.	(10,200)	(386,682)
		(3,018,048)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Long/Short Equity Fund

	Shares	Value
Oil & Gas Storage & Transportation
Cheniere Energy, Inc.	(4,850)	$(370,977)
Enbridge Inc.	(6,800)	(355,844)
Pembina Pipeline Corp. Ordinary Shares	(8,400)	(292,404)
Williams Cos., Inc. (The)	(7,050)	(360,890)
		(1,380,115)

Packaged Foods & Meats
Keurig Green Mountain Inc.	(3,100)	(360,747)
WhiteWave Foods Co. (The)–Class A	(8,050)	(353,959)
		(714,706)

Paper Packaging
Packaging Corp. of America	(4,150)	(287,139)

Property & Casualty Insurance
FNF Group	(4,850)	(174,552)
Markel Corp.	(480)	(355,507)
		(530,059)

Real Estate Development
Howard Hughes Corp.	(2,350)	(348,904)

Semiconductor Equipment
SunEdison, Inc.	(14,100)	(357,012)

Semiconductors
Cree, Inc.	(10,550)	(334,224)
Micron Technology, Inc.	(12,600)	(354,438)
		(688,662)

Specialty Chemicals
W.R. Grace & Co.	(3,750)	(362,700)

Specialty Stores
Signet Jewelers Ltd.	(2,650)	(355,445)

Steel
Allegheny Technologies, Inc.	(10,350)	(351,796)

Systems Software
FireEye, Inc.	(8,500)	(351,050)
NetSuite Inc.	(3,900)	(372,723)
		(723,773)

Technology Hardware, Storage & Peripherals
3D Systems Corp.	(10,400)	(260,936)

Tires & Rubber
Goodyear Tire & Rubber Co. (The)	(13,350)	(378,673)

Trading Companies & Distributors
MSC Industrial Direct Co., Inc.–Class A	(1,250)	(88,825)
W.W. Grainger, Inc.	(600)	(149,058)
		(237,883)

	Shares	Value
Wireless Telecommunication Services
Sprint Corp.	(69,200)	$(354,996)
T-Mobile US, Inc.	(10,750)	(365,930)
		(720,926)
Total Equity Securities–Short		(24,313,629)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Long/Short Equity Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $20,634,546)	$21,702,138
Investments in affiliated money market funds, at value and cost	3,603,390
Total investments, at value (Cost $24,237,936)	25,305,528
Receivable for:
Deposits with brokers for swap agreements	75,698
Investments sold	876,472
Fund shares sold	62,078
Dividends	13,084
Fund expenses absorbed	16,449
Investment for trustee deferred compensation and retirement plans	3,693
Other assets	39,781
Total assets	26,392,783

Liabilities:
Payable for:
Investments purchased	2,027,238
Fund shares reacquired	60,728
Swaps payable	68,596
Accrued fees to affiliates	14,097
Accrued trustees’ and officers’ fees and benefits	2,012
Accrued other operating expenses	78,901
Trustee deferred compensation and retirement plans	3,693
Unrealized depreciation on swap agreements	183,855
Total liabilities	2,439,120
Net assets applicable to shares outstanding	$23,953,663

Net assets consist of:
Shares of beneficial interest	$24,864,288
Undistributed net investment income	400,664
Undistributed net realized gain (loss)	(2,195,026)
Net unrealized appreciation	883,737
$23,953,663

Net Assets:
Class A	$12,060,711
Class C	$2,535,064
Class R	$33,517
Class Y	$8,245,210
Class R5	$529,781
Class R6	$549,380

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,142,207
Class C	242,592
Class R	3,185
Class Y	778,002
Class R5	50,001
Class R6	51,845
Class A:
Net asset value per share	$10.56
Maximum offering price per share
(Net asset value of $10.56 ÷ 94.50%)	$11.17
Class C:
Net asset value and offering price per share	$10.45
Class R:
Net asset value and offering price per share	$10.52
Class Y:
Net asset value and offering price per share	$10.60
Class R5:
Net asset value and offering price per share	$10.60
Class R6:
Net asset value and offering price per share	$10.60

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Long/Short Equity Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $1,262)	$310,400
Dividends from affiliated money market funds	1,082
Total investment income	311,482

Expenses:
Advisory fees	192,178
Administrative services fees	24,794
Custodian fees	3,062
Distribution fees:
Class A	20,060
Class C	14,748
Class R	80
Transfer agent fees — A, C, R and Y	25,075
Transfer agent fees — R5	50
Transfer agent fees — R6	24
Trustees’ and officers’ fees and benefits	9,994
Registration and filing fees	43,328
Professional services fees	41,385
Other	18,780
Total expenses	393,558
Less: Fees waived and expenses reimbursed	(112,851)
Net expenses	280,707
Net investment income	30,775

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	69,008
Swap agreements	(1,761,407)
(1,692,399)
Change in net unrealized appreciation of:
Investment securities	372,320
Swap agreements	187,583
559,903
Net realized and unrealized gain (loss)	(1,132,496)
Net increase (decrease) in net assets resulting from operations	$(1,101,721)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Long/Short Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 19, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 19, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income (loss)	$30,775	$(36,302)
Net realized gain (loss)	(1,692,399)	(444,221)
Change in net unrealized appreciation	559,903	323,834
Net increase (decrease) in net assets resulting from operations	(1,101,721)	(156,689)

Distributions to shareholders from net realized gains:
Class A	(4,528)	—
Class C	(854)	—
Class R	(7)	—
Class Y	(2,596)	—
Class R5	(189)	—
Class R6	(150)	—
Total distributions from net realized gains	(8,324)	—

Share transactions–net:
Class A	(4,169,607)	17,061,810
Class C	49,244	2,778,453
Class R	7,994	25,838
Class Y	(3,769,733)	12,233,158
Class R5	(173,215)	656,660
Class R6	9,325	510,470
Net increase (decrease) in net assets resulting from share transactions	(8,045,992)	33,266,389
Net increase (decrease) in net assets	(9,156,037)	33,109,700

Net assets:
Beginning of period	33,109,700	—
End of period (includes undistributed net investment income of $400,664 and $369,889, respectively)	$23,953,663	$33,109,700

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Long/Short Equity Fund

Statement of Cash Flows

For the six months ended April 30, 2015

(Unaudited)

Cash provided by (used by) operating activities:
Net increase (decrease) in net assets resulting from operations	$(1,101,721)

Adjustments to reconcile the change in net assets applicable from operations to net cash provided by operating activities:
Purchases of investments	(12,074,286)
Net change in unrealized depreciation on swap agreements	(187,583)
Increase in swap agreement payable, net	(20,136)
Proceeds from sales of investments	25,075,120
Increase in receivables and other assets	(56,073)
Increase in accrued expenses and other payables	16,545
Net realized gain from investment securities	(69,008)
Net change in unrealized appreciation on investment securities	(372,320)
Net cash provided by operating activities	11,210,538

Cash provided by (used in) financing activities:
Dividends paid to shareholders from net realized gains	(3,989)
Proceeds from shares of beneficial interest sold	9,137,076
Disbursements from shares of beneficial interest reacquired	(17,632,064)
Net cash provided by (used in) financing activities	(8,498,977)
Net increase in cash and cash equivalents	2,711,561
Cash and cash equivalents at beginning of period	891,829
Cash and cash equivalents at end of period	$3,603,390

Non-cash financing activities:
Value of shares of beneficial interest issued in reinvestment of dividends paid to shareholders	$4,335

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Long/Short Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek long-term capital appreciation.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

14                         Invesco Long/Short Equity Fund

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.

15                         Invesco Long/Short Equity Fund

E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Cash and Cash Equivalents — For the purposes of the Statement of Cash Flows, the Fund defines Cash and Cash Equivalents as cash (including foreign currency), money market funds and other investments held in lieu of cash and excludes investments made with cash collateral received.
J.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

K.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.

16                         Invesco Long/Short Equity Fund

L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed Fund expenses of $87,702 and reimbursed class level expenses of $13,602, $2,500, $27, $8,946, $50 and $24 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $10,474 in front-end sales commissions from the sale of Class A shares and $394 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

17                         Invesco Long/Short Equity Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$25,305,528	$—	$—	$25,305,528
Swap Agreements*	—	(183,855)	—	(183,855)
Total Investments	$25,305,528	$(183,855)	$—	$25,121,673

*	Unrealized appreciation (depreciation).

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Swap agreements(a)	$137,463	$(321,318)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Swap Agreements
Realized Gain (Loss):
Equity risk	$(1,761,407)
Change in Unrealized Appreciation:
Equity risk	187,583
Total	$(1,573,824)

The table below summarizes the average notional value of swap agreements outstanding during the period.

Swap Agreements
Average notional value	$61,297,199

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

18                         Invesco Long/Short Equity Fund

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in the Statement of Assets and Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$137,463	$(137,463)	$—	$—	$—	$—

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Morgan Stanley & Co. LLC	$389,914	$(137,463)	$252,451	$—	$(75,698)	$176,753

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $14,101,524 and $20,946,593, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,434,006
Aggregate unrealized (depreciation) of investment securities	(867,093)
Net unrealized appreciation of investment securities	$566,913

Cost of investments for tax purposes is $24,738,615.

19                         Invesco Long/Short Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 19, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	386,248	$4,314,288	2,709,563	$30,100,662
Class C	158,873	1,756,096	358,125	4,081,564
Class R	1,375	15,275	2,468	25,838
Class Y	262,996	2,939,956	1,361,368	14,864,488
Class R5	—	—	69,434	702,762
Class R6	1,402	15,694	51,004	510,470

Issued as reinvestment of dividends:
Class A	238	2,611	—	—
Class C	77	839	—	—
Class Y	76	841	—	—
Class R5	4	44	—	—

Reacquired:
Class A	(771,435)	(8,486,506)	(1,182,407)	(13,038,852)
Class C	(155,978)	(1,707,691)	(118,505)	(1,303,111)
Class R	(658)	(7,281)	—	—
Class Y	(608,839)	(6,710,530)	(237,599)	(2,631,330)
Class R5	(15,106)	(173,259)	(4,331)	(46,102)
Class R6	(561)	(6,369)	—	—
Net increase (decrease) in share activity	(741,288)	$(8,045,992)	3,009,120	$33,266,389

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 44% of the outstanding shares of the Fund are owned by the Adviser.

20                         Invesco Long/Short Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Distributions from net realized gains	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$11.00	$0.01	$(0.45)	$(0.44)	$(0.00)	$10.56	(3.97)%	$12,061	1.85	%(d)	2.59	%(d)	0.18	%(d)	53%
Year ended 10/31/14(e)	10.00	(0.02)	1.02	1.00	—	11.00	10.00	16,796	1.85	(f)	3.04	(f)	(0.25	)(f)	102
Class C
Six months ended 04/30/15	10.92	(0.03)	(0.44)	(0.47)	(0.00)	10.45	(4.28)	2,535	2.60	(d)	3.34	(d)	(0.57	)(d)	53
Year ended 10/31/14(e)	10.00	(0.10)	1.02	0.92	—	10.92	9.20	2,618	2.60	(f)	3.79	(f)	(1.00	)(f)	102
Class R
Six months ended 04/30/15	10.98	0.00	(0.46)	(0.46)	(0.00)	10.52	(4.16)	34	2.10	(d)	2.84	(d)	(0.07	)(d)	53
Year ended 10/31/14(e)	10.00	(0.04)	1.02	0.98	—	10.98	9.80	27	2.10	(f)	3.29	(f)	(0.50	)(f)	102
Class Y
Six months ended 04/30/15	11.02	0.02	(0.44)	(0.42)	(0.00)	10.60	(3.79)	8,245	1.60	(d)	2.34	(d)	0.43	(d)	53
Year ended 10/31/14(e)	10.00	0.00	1.02	1.02	—	11.02	10.20	12,389	1.60	(f)	2.79	(f)	0.00	(f)	102
Class R5
Six months ended 04/30/15	11.02	0.02	(0.44)	(0.42)	(0.00)	10.60	(3.79)	530	1.60	(d)	2.19	(d)	0.43	(d)	53
Year ended 10/31/14(e)	10.00	0.00	1.02	1.02	—	11.02	10.20	718	1.60	(f)	2.69	(f)	0.00	(f)	102
Class R6
Six months ended 04/30/15	11.02	0.02	(0.44)	(0.42)	(0.00)	10.60	(3.79)	549	1.60	(d)	2.18	(d)	0.43	(d)	53
Year ended 10/31/14(e)	10.00	0.00	1.02	1.02	—	11.02	10.20	562	1.60	(f)	2.69	(f)	0.00	(f)	102

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $16,181, $2,974, $32, $10,642, $603 and $572 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 19, 2013.
(f)	Annualized.

21                         Invesco Long/Short Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$960.30	$8.99	$1,015.62	$9.25	1.85%
C	1,000.00	956.30	12.61	1,011.90	12.97	2.60
R	1,000.00	958.40	10.20	1,014.38	10.49	2.10
Y	1,000.00	961.30	7.78	1,016.86	8.00	1.60
R5	1,000.00	961.30	7.78	1,016.86	8.00	1.60
R6	1,000.00	961.30	7.78	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

22                         Invesco Long/Short Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	LSE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Low Volatility Emerging Markets Fund
Nasdaq:
A: LVLAX ¡ C: LVLCX ¡ R: LVLRX ¡ Y: LVLYX ¡ R5: LVLFX ¡ R6: LVLSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
6 Financial Statements
8 Notes to Financial Statements
15 Financial Highlights
16 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.57%
Class C Shares	0.10
Class R Shares	0.44
Class Y Shares	0.63
Class R5 Shares	0.63
Class R6 Shares	0.63
MSCI All Country World Index▼ (Broad Market Index)	4.97
MSCI Emerging Markets Index▼ (Style-Specific Index)	3.92
Lipper Emerging Market Funds Index■ (Peer Group Index)	0.71
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World Index is a free float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The MSCI Emerging Markets Index is an unmanaged index considered representative of stocks of developing countries. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper Emerging Market Funds Index is an unmanaged index considered representative of emerging market funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (12/17/13)	–1.39%
1 Year	–5.21
Class C Shares
Inception (12/17/13)	1.97%
1 Year	–1.44
Class R Shares
Inception (12/17/13)	2.51%
1 Year	0.05
Class Y Shares
Inception (12/17/13)	3.02%
1 Year	0.54
Class R5 Shares
Inception (12/17/13)	3.02%
1 Year	0.44
Class R6 Shares
Inception (12/17/13)	3.02%
1 Year	0.54

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (12/17/13)	–6.09%
1 Year	–9.39
Class C Shares
Inception (12/17/13)	–2.64%
1 Year	–5.81
Class R Shares
Inception (12/17/13)	–2.14%
1 Year	–4.37
Class Y Shares
Inception (12/17/13)	–1.61%
1 Year	–3.89
Class R5 Shares
Inception (12/17/13)	–1.61%
1 Year	–3.89
Class R6 Shares
Inception (12/17/13)	–1.69%
1 Year	–3.99

for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.72%, 2.47%, 1.97%, 1.47%, 1.47% and 1.47%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 10.37%, 11.12%, 10.62%, 10.12%, 10.07% and 10.07%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Low Volatility Emerging Markets Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                        Invesco Low Volatility Emerging Markets Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–95.95%
Brazil–11.69%
AES Tiete S.A.–Preference Shares	4,000	$22,691
Arteris S.A.	2,400	6,373
Banco do Brasil S.A.	1,300	11,301
BRF S.A.	2,300	49,310
CESP–Cia Energetica de Sao Paulo–Class B–Preference Shares	4,500	27,902
Cia Brasileira de Distribuicao–Preference Shares	1,100	36,877
Companhia de Transmissao de Energia Eletrica Paulista–Preference Shares	2,700	37,211
Companhia Energetica de Minas Gerais–ADR	7,192	35,385
JBS S.A.	9,200	46,905
Lojas Renner S.A.	1,300	45,403
Multiplus S.A.	1,700	18,734
Porto Seguro S.A.	1,800	22,220
Telefonica Brasil S.A.–ADR	2,400	39,408
Transmissora Alianca de Energia Eletrica S.A.	7,800	51,289
WEG S.A.	1,820	9,738
		460,747

Chile–3.21%
Aguas Andinas S.A.–Class A	16,538	9,732
Banco de Chile	84,849	9,831
Compania Cervecerias Unidas S.A.–ADR	800	17,496
Empresa Nacional de Electricidad S.A.	25,512	39,233
Enersis S.A.	144,307	50,233
		126,525

China–5.85%
Chongqing Rural Commercial Bank Co., Ltd.–Class H	57,000	51,039
Guangdong Electric Power Development Co., Ltd.–Class B	17,700	17,904
Huadian Power International Corp. Ltd.–Class H	56,000	62,066
Shanghai Bailian Group Co. Ltd.–Class B	9,416	21,365
Shenzhen Expressway Co. Ltd.–Class H	22,000	21,034
Zhejiang Expressway Co., Ltd.–Class H	36,000	57,169
		230,577

Colombia–1.01%
Bancolombia S.A.–ADR	700	31,689
Cemex Latam Holdings S.A.(a)	1,459	8,144
		39,833

Greece–0.61%
OPAP S.A.	2,688	23,887

Indonesia–3.62%
PT Astra Agro Lestari Tbk	10,300	16,103
PT Indofood Sukses Makmur Tbk	90,300	46,811
PT Telekomunikasi Indonesia Persero Tbk	215,300	43,682

	Shares	Value
Indonesia–(continued)
PT United Tractors Tbk	22,000	$36,195
		142,791

Malaysia–7.01%
AMMB Holdings Berhad	28,800	52,313
Axiata Group Berhad	23,900	45,207
British American Tobacco Malaysia Berhad	700	13,059
DiGi.Com Berhad	6,600	11,132
Hong Leong Financial Group Berhad	2,100	9,528
IJM Corp. Berhad	24,900	51,221
IOI Corp. Berhad	36,300	44,212
Tenaga Nasional Berhad	12,300	49,484
		276,156

Mexico–6.36%
Arca Continental S.A.B. de C.V.	7,100	43,561
Gruma, S.A.B. de C.V.–Class B	3,700	44,581
Grupo Aeroportuario del Pacifico S.A.B. de C.V.–ADR	600	42,630
Grupo Mexico S.A.B. de C.V.–Series B	16,200	50,071
Industrias Bachoco, S.A.–Series B(a)	3,400	15,144
Industrias Peñoles, S.A.B. de C.V.	1,435	24,324
Kimberly-Clark de Mexico, S.A.B. de C.V.–Class A	13,700	30,171
		250,482

Philippines–0.36%
DMCI Holdings Inc.	42,500	14,297

Poland–3.52%
KGHM Polska Miedz S.A.	1,549	54,298
Powszechna Kasa Oszczednosci Bank Polski S.A.	3,286	32,922
Powszechny Zaklad Ubezpieczen S.A.	394	51,445
		138,665

Russia–4.23%
Gazprom OAO–ADR	4,297	25,455
Mining and Metallurgical Co. Norilsk Nickel OJSC–ADR	2,935	54,898
Mobile TeleSystems OJSC–ADR	3,100	37,448
Moscow Exchange OAO	32,607	48,732
		166,533

South Africa–12.15%
AVI Ltd.	7,116	48,872
FirstRand Ltd.	11,542	55,097
Imperial Holdings Ltd.	3,265	54,592
Liberty Holdings Ltd.	1,476	20,553
Mondi Ltd.	1,447	29,132
Mr. Price Group Ltd.	2,360	50,476
Nedbank Group Ltd.	2,609	56,251
Netcare Ltd.	13,926	48,679
Omnia Holdings Ltd.	586	8,087
Sibanye Gold Ltd.	19,723	46,570

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Low Volatility Emerging Markets Fund

	Shares	Value
South Africa–(continued)
SPAR Group Ltd. (The)	1,840	$29,553
Steinhoff International Holdings Ltd.	4,835	30,699
		478,561

South Korea–17.21%
AMOREPACIFIC Group	39	59,284
Coway Co., Ltd.	586	49,348
Hanwha Corp.	1,488	58,375
Hyosung Corp.	247	27,321
Hyundai Marine & Fire Insurance Co., Ltd.	1,361	36,300
Kangwon Land Inc.	1,567	53,413
Kia Motors Corp.	1,254	57,773
Korean Air Lines Co., Ltd.(a)	1,191	50,752
KT&G Corp.	605	53,533
Kyongnam Bank(a)	0	3
LG Display Co. Ltd.	1,729	47,769
LG Hausys, Ltd.	294	45,704
LS Corp.	561	28,171
LS Industrial Systems Co., Ltd.	251	13,858
Samsung Electronics Co., Ltd.	37	48,513
SK Hynix Inc.	1,122	47,955
		678,072

Taiwan–13.67%
AU Optronics Corp.	108,000	54,488
China Steel Corp.	66,000	55,439
Chunghwa Telecom Co., Ltd.	8,000	25,843
CTBC Financial Holding Co. Ltd.	68,000	52,932
Highwealth Construction Corp.	3,000	7,835
Hon Hai Precision Industry Co., Ltd.	15,000	44,972

	Shares	Value
Taiwan–(continued)
Innolux Corp.	100,000	$51,702
Pegatron Corp.	20,000	59,342
Pou Chen Corp.	38,000	53,279
Taishin Financial Holding Co., Ltd.	50,000	22,895
Taiwan Cement Corp.	37,000	52,567
Teco Electric & Machinery Co., Ltd.	11,000	10,690
Wan Hai Lines Ltd.	42,000	46,632
		538,616

Turkey–3.92%
TAV Havalimanlari Holding A.S.	5,702	50,060
Turkiye Is Bankasi–Class C	24,852	55,979
Ulker Biskuvi Sanayi A.S.	6,342	48,435
		154,474

United Arab Emirates–1.53%
Air Arabia	94,461	41,973
Al Waha Capital P.J.S.C.	25,938	18,283
		60,256
Total Common Stocks & Other Equity Interests (Cost $3,615,766)		3,780,472

Money Market Funds–2.09%
Liquid Assets Portfolio–Institutional Class(b)	41,168	41,168
Premier Portfolio–Institutional Class(b)	41,168	41,168
Total Money Market Funds (Cost $82,336)		82,336
TOTAL INVESTMENTS–98.04% (Cost $3,698,102)		3,862,808
OTHER ASSETS LESS LIABILITIES–1.96%		77,301
NET ASSETS–100.00%		$3,940,109

Investment Abbreviations:

ADR	– American Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets as of April 30, 2015

Consumer Staples	16.9%
Financials	16.4
Industrials	13.4
Materials	11.9
Consumer Discretionary	11.1
Utilities	10.2
Information Technology	9.0
Telecommunication Services	5.1
Health Care	1.2
Energy	0.7
Money Market Funds plus other assets less liabilities	4.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Low Volatility Emerging Markets Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $3,615,766)	$3,780,472
Investments in affiliated money market funds, at value and cost	82,336
Total investments, at value (Cost $3,698,102)	3,862,808
Foreign currencies, at value (Cost $70,906)	70,832
Receivable for:
Deposits with brokers for open futures contracts	3,700
Investments sold	26,979
Fund shares sold	6,274
Dividends	16,381
Fund expenses absorbed	46,159
Investment for trustee deferred compensation and retirement plans	3,652
Other assets	21,716
Total assets	4,058,501

Liabilities:
Payable for:
Investments purchased	38,744
Variation margin — futures	3,020
Accrued fees to affiliates	875
Accrued trustees’ and officers’ fees and benefits	1,778
Accrued other operating expenses	70,323
Trustee deferred compensation and retirement plans	3,652
Total liabilities	118,392
Net assets applicable to shares outstanding	$3,940,109

Net assets consist of:
Shares of beneficial interest	$3,903,055
Undistributed net investment income	3,521
Undistributed net realized gain (loss)	(130,911)
Net unrealized appreciation	164,444
$3,940,109

Net Assets:
Class A	$1,887,316
Class C	$92,088
Class R	$27,208
Class Y	$1,637,082
Class R5	$148,220
Class R6	$148,195

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	191,255
Class C	9,395
Class R	2,762
Class Y	165,689
Class R5	15,001
Class R6	15,001
Class A:
Net asset value per share	$9.87
Maximum offering price per share
(Net asset value of $9.87 ÷ 94.50%)	$10.44
Class C:
Net asset value and offering price per share	$9.80
Class R:
Net asset value and offering price per share	$9.85
Class Y:
Net asset value and offering price per share	$9.88
Class R5:
Net asset value and offering price per share	$9.88
Class R6:
Net asset value and offering price per share	$9.88

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Low Volatility Emerging Markets Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,062)	$56,345
Dividends from affiliated money market funds	28
Total investment income	56,373

Expenses:
Advisory fees	17,489
Administrative services fees	24,794
Custodian fees	9,556
Distribution fees:
Class A	2,019
Class C	367
Class R	60
Transfer agent fees — A, C, R and Y	1,616
Transfer agent fees — R5	4
Transfer agent fees — R6	3
Trustees’ and officers’ fees and benefits	9,464
Registration and filing fees	22,801
Reports to shareholders	8,171
Professional services fees	28,778
Other	7,927
Total expenses	133,049
Less: Fees waived and expenses reimbursed	(103,186)
Net expenses	29,863
Net investment income	26,510

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(119,756)
Foreign currencies	(13,846)
Futures contracts	4,421
(129,181)
Change in net unrealized appreciation of:
Investment securities	170,587
Foreign currencies	776
Futures contracts	756
172,119
Net realized and unrealized gain	42,938
Net increase in net assets resulting from operations	$69,448

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Low Volatility Emerging Markets Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 17, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 17, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income	$26,510	$56,770
Net realized gain (loss)	(129,181)	48,924
Change in net unrealized appreciation (depreciation)	172,119	(7,675)
Net increase in net assets resulting from operations	69,448	98,019

Distributions to shareholders from net investment income:
Class A	(57,658)	—
Class C	(2,197)	—
Class R	(796)	—
Class Y	(50,753)	—
Class R5	(17,161)	—
Class R6	(5,585)	—
Total distributions from net investment income	(134,150)	—

Distributions to shareholders from net realized gains:
Class A	(20,025)	—
Class C	(848)	—
Class R	(287)	—
Class Y	(16,495)	—
Class R5	(5,577)	—
Class R6	(1,815)	—
Total distributions from net realized gains	(45,047)	—

Share transactions–net:
Class A	247,480	1,683,585
Class C	36,757	59,815
Class R	13,735	13,730
Class Y	218,173	1,362,792
Class R5	(285,563)	451,325
Class R6	—	150,010
Net increase in net assets resulting from share transactions	230,582	3,721,257
Net increase in net assets	120,833	3,819,276

Net assets:
Beginning of period	3,819,276	—
End of period (includes undistributed net investment income of $3,521 and $111,161, respectively)	$3,940,109	$3,819,276

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Low Volatility Emerging Markets Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

8                         Invesco Low Volatility Emerging Markets Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A. Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment

9                         Invesco Low Volatility Emerging Markets Fund

income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are

10                         Invesco Low Volatility Emerging Markets Fund

measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.72%, 2.47%, 1.97%, 1.47%, 1.47% and 1.47% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $101,563 and reimbursed class level expenses of $775, $35, $11, $795, $4 and $3 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

11                         Invesco Low Volatility Emerging Markets Fund

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $572 in front-end sales commissions from the sale of Class A shares and $2 and Class C shares, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

12                         Invesco Low Volatility Emerging Markets Fund

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $112,586 and from Level 2 to Level 1 of $579,149, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Brazil	$460,747	$—	$—	$460,747
Chile	126,525	—	—	126,525
China	173,408	57,169	—	230,577
Colombia	39,833	—	—	39,833
Greece	—	23,887	—	23,887
Indonesia	—	142,791	—	142,791
Malaysia	151,772	124,384	—	276,156
Mexico	250,482	—	—	250,482
Philippines	14,297	—	—	14,297
Poland	51,445	87,220	—	138,665
Russia	62,903	103,630	—	166,533
South Africa	136,988	341,573	—	478,561
South Korea	99,506	578,566	—	678,072
Taiwan	101,120	437,496	—	538,616
Turkey	55,979	98,495	—	154,474
United Arab Emirates	—	60,256	—	60,256
United States	82,336	—	—	82,336
	1,807,341	2,055,467	—	3,862,808
Futures Contracts*	266	—	—	266
Total Investments	$1,807,607	$2,055,467	$—	$3,863,074

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$266	$—

(a)	Includes cumulative appreciation of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain on Statement of Operations
Futures Contracts
Realized Gain:
Equity risk	$4,421
Change in Uanrelized Appreciation:
Equity risk	756
Total	$5,177

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$147,198

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation
MSCI Emerging Markets Mini Index	Long	2	June-2015	$103,870	$266

(a)	Futures contracts collateralized by $3,700 cash held with Merrill Lynch, the futures commission merchant.

13                         Invesco Low Volatility Emerging Markets Fund

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $1,846,892 and $1,744,061, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$378,280
Aggregate unrealized (depreciation) of investment securities	(223,683)
Net unrealized appreciation of investment securities	$154,597

Cost of investments for tax purposes is $3,708,211.

14                         Invesco Low Volatility Emerging Markets Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 17, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	35,536	$339,156	206,424	$2,131,506
Class C	4,781	46,706	5,851	62,593
Class R	1,334	13,125	1,361	13,730
Class Y	113,987	1,037,476	143,538	1,436,470
Class R5	—	—	46,638	456,961
Class R6	—	—	15,001	150,010

Issued as reinvestment of dividends:
Class A	1,508	13,720	—	—
Class C	288	2,611	—	—
Class R	69	625	—	—
Class Y	126	1,146	—	—
Class R5	1,686	15,338	—	—

Reacquired:
Class A	(10,953)	(105,396)	(41,260)	(447,921)
Class C	(1,251)	(12,560)	(274)	(2,778)
Class R	(2)	(15)	—	—
Class Y	(84,748)	(820,449)	(7,214)	(73,678)
Class R5	(32,778)	(300,901)	(545)	(5,636)
Net increase in share activity	29,583	$230,582	369,520	$3,721,257

(a)	83% of the outstanding shares of the Fund are by the Adviser.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.32	$0.06	$(0.04)	$0.02	$(0.35)	$(0.12)	$(0.47)	$9.87	0.57%	$1,887	1.72	%(e)	7.24	%(e)	1.30	%(e)	49%
Year ended 10/31/14(d)	10.00	0.15	0.17	0.32	—	—	—	10.32	3.20	1,705	1.71	(f)	10.36	(f)	1.69	(f)	38
Class C
Six months ended 04/30/15	10.26	0.02	(0.05)	(0.03)	(0.31)	(0.12)	(0.43)	9.80	0.10	92	2.47	(e)	7.99	(e)	0.55	(e)	49
Year ended 10/31/14(d)	10.00	0.09	0.17	0.26	—	—	—	10.26	2.60	57	2.46	(f)	11.11	(f)	0.94	(f)	38
Class R
Six months ended 04/30/15	10.30	0.05	(0.04)	0.01	(0.34)	(0.12)	(0.46)	9.85	0.44	27	1.97	(e)	7.49	(e)	1.05	(e)	49
Year ended 10/31/14(d)	10.00	0.13	0.17	0.30	—	—	—	10.30	3.00	14	1.96	(f)	10.61	(f)	1.44	(f)	38
Class Y
Six months ended 04/30/15	10.35	0.07	(0.05)	0.02	(0.37)	(0.12)	(0.49)	9.88	0.63	1,637	1.47	(e)	6.99	(e)	1.55	(e)	49
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	1,411	1.46	(f)	10.11	(f)	1.94	(f)	38
Class R5
Six months ended 04/30/15	10.35	0.07	(0.05)	0.02	(0.37)	(0.12)	(0.49)	9.88	0.63	148	1.47	(e)	6.90	(e)	1.55	(e)	49
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	477	1.46	(f)	10.06	(f)	1.94	(f)	38
Class R6
Six months ended 04/30/15	10.35	0.07	(0.05)	0.02	(0.37)	(0.12)	(0.49)	9.88	0.63	148	1.47	(e)	6.90	(e)	1.55	(e)	49
Year ended 10/31/14(d)	10.00	0.18	0.17	0.35	—	—	—	10.35	3.50	155	1.46	(f)	10.06	(f)	1.94	(f)	38

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,628, $74, $24, $1,671, $231 and $143 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

15                         Invesco Low Volatility Emerging Markets Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,005.70	$8.55	$1,016.27	$8.60	1.72%
C	1,000.00	1,001.00	12.25	1,012.55	12.33	2.47
R	1,000.00	1,004.40	9.79	1,015.03	9.84	1.97
Y	1,000.00	1,006.30	7.31	1,017.50	7.35	1.47
R5	1,000.00	1,006.30	7.31	1,017.50	7.35	1.47
R6	1,000.00	1,006.30	7.31	1,017.50	7.35	1.47

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

16                         Invesco Low Volatility Emerging Markets Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	LVEM-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Macro International Equity Fund
Nasdaq:
A: VZMAX ¡ C: VZMCX ¡ R: VZMRX ¡ Y: VZMYX ¡ R5: VZMFX ¡ R6: VZMSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
14 Financial Statements
16 Notes to Financial Statements
24 Financial Highlights
25 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.66%
Class C Shares	4.21
Class R Shares	4.49
Class Y Shares	4.79
Class R5 Shares	4.69
Class R6 Shares	4.79
MSCI All Country World ex-US Index▼ (Broad Market/Style-Specific Index)	5.56
Lipper International Large-Cap Core Funds Index■ (Peer Group Index)	5.60

Source(s): ▼ FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World ex-US Index is an index considered representative of developed and emerging market stock markets, excluding the US. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Lipper International Large-Cap Core Funds Index is an unmanaged index considered representative of international large-cap core funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns

As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	0.30%
1 Year	–3.60
Class C Shares
Inception (12/17/13)	3.74%
1 Year	0.31
Class R Shares
Inception (12/17/13)	4.24%
1 Year	1.78
Class Y Shares
Inception (12/17/13)	4.77%
1 Year	2.38
Class R5 Shares
Inception (12/17/13)	4.77%
1 Year	2.28
Class R6 Shares
Inception (12/17/13)	4.77%
1 Year	2.38

Average Annual Total Returns

As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/17/13)	–3.56%
1 Year	–6.75
Class C Shares
Inception (12/17/13)	–0.05%
1 Year	–2.99
Class R Shares
Inception (12/17/13)	0.48%
1 Year	–1.55
Class Y Shares
Inception (12/17/13)	1.03%
1 Year	–0.95
Class R5 Shares
Inception (12/17/13)	0.95%
1 Year	–1.05
Class R6 Shares
Inception (12/17/13)	0.95%
1 Year	–1.05

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance.

Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.44%, 2.19%, 1.69%, 1.19%, 1.19% and 1.19%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 8.22%, 8.97%, 8.47%, 7.97%, 7.94% and 7.94%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Macro International Equity Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco Macro International Equity Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–91.56%
Australia–7.73%
AGL Energy Ltd.	930	$11,148
ALS Ltd.	2,640	10,955
Alumina Ltd.	8,004	9,710
Amcor Ltd.	927	9,862
AMP Ltd.	2,010	10,189
APA Group	1,518	11,477
Asciano Ltd.	2,071	10,751
ASX Ltd.	315	10,477
Aurizon Holdings Ltd.	2,729	10,438
AusNet Services	9,610	11,185
Australia and New Zealand Banking Group Ltd.	371	9,943
Bank of Queensland Ltd.	937	9,618
Bendigo and Adelaide Bank Ltd.	1,049	9,994
BHP Billiton Ltd.	445	11,417
BHP Billiton PLC	1,399	33,294
BlueScope Steel Ltd.	2,879	7,907
Boral Ltd.	2,173	10,847
Brambles Ltd.	1,170	9,993
Caltex Australia Ltd.	360	10,043
Challenger Ltd.	1,903	10,596
CIMIC Group Ltd.	628	10,438
Coca-Cola Amatil Ltd.	1,247	10,104
Cochlear Ltd.	148	9,765
Commonwealth Bank of Australia	142	9,951
Computershare Ltd.	1,022	9,926
Crown Resorts Ltd.	1,023	10,494
CSL Ltd.	143	10,262
Federation Centres	4,402	10,250
Fortescue Metals Group Ltd.	6,823	11,657
Iluka Resources Ltd.	1,854	11,880
Incitec Pivot Ltd.	3,403	10,704
Insurance Australia Group Ltd.	2,215	10,139
Lend Lease Group	820	10,346
Macquarie Group Ltd.	175	10,711
Metcash Ltd.	6,564	6,860
National Australia Bank Ltd.	346	10,032
Newcrest Mining Ltd.(a)	1,054	12,049
Novion Property Group Pty Ltd.	5,054	9,819
Oil Search Ltd.	1,791	11,406
Orica Ltd.	733	11,664
Origin Energy Ltd.	1,177	11,789
Primary Health Care Ltd.	2,708	10,599
Qantas Airways Ltd.(a)	4,431	11,883
QBE Insurance Group Ltd.	1,009	10,897
Ramsay Health Care Ltd.	203	9,997
Santos Ltd.	1,864	12,165
Scentre Group	3,472	10,240

	Shares	Value
Australia–(continued)
Seek Ltd.	764	$9,784
Sonic Healthcare Ltd.	681	10,675
Suncorp Group Ltd.	987	10,208
Tabcorp Holdings Ltd.	2,825	10,848
Tatts Group Ltd.	3,455	11,010
Telstra Corp. Ltd.	2,142	10,530
Toll Holdings Ltd.	1,535	10,893
Treasury Wine Estates Ltd.	2,594	11,390
Wesfarmers Ltd.	309	10,659
Westfield Corp.	1,318	9,803
Westpac Banking Corp.	343	9,859
Woodside Petroleum Ltd.	382	10,539
Woolworths Ltd.	469	10,887
WorleyParsons Ltd.	1,333	12,008
		664,964

Austria–0.28%
Erste Group Bank AG	283	8,041
OMV AG	256	8,552
Voestalpine AG	185	7,754
		24,347

Belgium–0.48%
Ageas	193	7,239
Anheuser-Busch InBev N.V.	57	6,925
Delhaize Group S.A.	77	6,202
KBC Groep N.V.(a)	108	7,116
Solvay S.A.	48	7,077
UCB S.A.	93	6,698
		41,257

Brazil–0.35%
Ambev S.A.	1,100	6,923
Cia Brasileira de Distribuicao–Preference Shares	200	6,705
Klabin S.A.(b)	1,100	6,755
M Dias Branco S.A.	200	5,696
WEG S.A.	700	3,745
		29,824

Chile–0.92%
Banco de Chile	103,125	11,949
Banco Santander Chile	164,615	8,797
Colbun S.A.	28,815	8,695
Empresa Nacional de Electricidad S.A.	5,528	8,501
Empresas CMPC S.A.	2,668	7,578
Empresas COPEC S.A.	847	9,749
Enersis S.A.	24,865	8,656
LATAM Airlines Group S.A.(a)	725	6,966
S.A.C.I. Falabella	1,060	8,297
		79,188

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Macro International Equity Fund

	Shares	Value
China–2.88%
AAC Technologies Holdings Inc.	1,500	$7,964
Agricultural Bank of China Ltd.–Class H	16,000	9,042
Bank of China Ltd.–Class H	13,000	8,940
Belle International Holdings Ltd.	9,000	11,577
China Construction Bank Corp.–Class H	9,000	8,767
China Mobile Ltd.	500	7,141
China National Building Material Co. Ltd.–Class H	8,000	9,744
COSCO Pacific Ltd.	6,000	9,429
ENN Energy Holdings Ltd.	2,000	14,407
Evergrande Real Estate Group Ltd.	23,000	21,812
GCL-Poly Energy Holdings Ltd.(a)	39,000	11,783
Hengan International Group Co. Ltd.	1,500	18,541
Industrial & Commercial Bank of China Ltd.–Class H	10,000	8,696
Jiangsu Expressway Co. Ltd.–Class H	6,000	8,268
Shanghai Industrial Holdings Ltd.	3,000	11,999
Shimao Property Holdings Ltd.	5,000	11,844
Sino-Ocean Land Holdings Ltd.	17,000	14,213
Sun Art Retail Group Ltd.	13,000	13,402
Tencent Holdings Ltd.	600	12,392
Tingyi (Cayman Islands) Holding Corp.	8,000	16,907
Want Want China Holdings Ltd.	10,000	10,980
		247,848

Colombia–0.31%
Bancolombia S.A.–Preference Shares	782	8,553
Grupo Aval Acciones y Valores S.A.–Preference Shares	19,032	9,665
Grupo de Inversiones Suramericana S.A.	530	8,707
		26,925

Czech Republic–0.17%
CEZ A.S.	294	7,643
Komercni Banka A.S.	32	7,135
		14,778

Denmark–0.74%
A. P. Moller–Maersk AS–Class B	5	9,900
Carlsberg A/S–Class B	117	10,681
Coloplast AS–Class B	129	10,535
Danske Bank AS	386	10,939
Novo Nordisk AS–Class B	197	11,036
Vestas Wind Systems AS	233	10,583
		63,674

Egypt–0.07%
Commercial International Bank (Egypt) S.A.E.	833	6,044

Finland–0.53%
Fortum Oyj	322	6,367
Kone Oyj–Class B	153	6,595
Nokia Oyj	887	5,999
Sampo Oyj–Class A	128	6,213
Stora Enso Oyj–Class R	674	7,108
UPM-Kymmene Oyj	348	6,313

	Shares	Value
Finland–(continued)
Wartsila OYJ Abp	154	$7,070
		45,665

France–4.07%
Accor S.A.	130	7,114
Air Liquide S.A.	53	6,939
Airbus Group N.V.	105	7,292
Alcatel-Lucent(a)	1,816	6,315
Alstom S.A.(a)	220	6,903
Arkema S.A.	89	7,167
AXA S.A.	262	6,614
BNP Paribas S.A.	120	7,556
Bouygues S.A.	167	6,910
Bureau Veritas S.A.	319	7,502
Cap Gemini S.A.	83	7,371
Carrefour S.A.	194	6,691
Casino Guichard-Perrachon S.A.	75	6,642
Christian Dior S.A.	34	6,667
Cie Generale des Etablissements Michelin	71	7,909
Compagnie de Saint-Gobain	156	7,106
Credit Agricole S.A.	483	7,496
Danone	103	7,447
Dassault Systemes	102	7,865
Edenred	271	7,261
Electricite de France S.A.	283	7,197
Essilor International S.A.	60	7,290
GDF Suez	341	6,946
Kering	34	6,281
L’Oreal S.A.	36	6,868
Lafarge S.A.	102	7,466
Legrand S.A.	128	7,395
LVMH Moet Hennessy Louis Vuitton S.E.	38	6,645
Numericable–SFR(a)	133	7,393
Orange S.A.	435	7,161
Pernod Ricard S.A.	59	7,324
Publicis Groupe S.A.	84	7,026
Renault S.A.	77	8,074
Safran S.A.	99	7,226
Sanofi	66	6,712
Schneider Electric S.E.	83	6,190
SCOR S.E.	206	7,412
Societe Generale S.A.	145	7,234
Sodexo	69	6,998
Suez Environnement Co.	384	7,821
Technip S.A.	109	7,425
TOTAL S.A.	136	7,366
Unibail-Rodamco S.E.	25	6,867
Valeo S.A.	47	7,512
Vallourec S.A.	253	5,949
Veolia Environnement S.A.	370	7,840
Vinci S.A.	117	7,177
Vivendi S.A.	292	7,326

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro International Equity Fund

	Shares	Value
France–(continued)
Zodiac Aerospace	205	$7,543
		350,431

Germany–2.80%
adidas AG	92	7,585
Allianz S.E.	40	6,840
BASF S.E.	68	6,822
Bayer AG	43	6,264
Bayerische Motoren Werke AG	55	6,542
Beiersdorf AG	79	6,905
Brenntag AG	115	6,946
Commerzbank AG(a)	514	6,973
Continental AG	29	6,852
Daimler AG	71	6,864
Deutsche Bank AG	205	6,612
Deutsche Boerse AG	86	7,170
Deutsche Lufthansa AG(a)	463	6,434
Deutsche Post AG	219	7,268
Deutsche Telekom AG	381	7,034
E.ON S.E.	454	7,117
Fresenius Medical Care AG & Co. KGaA	84	7,085
Fresenius S.E. & Co. KGaA	117	6,985
GEA Group AG	137	6,606
HeidelbergCement AG	88	6,793
Henkel AG & Co. KGaA–Preference Shares	59	6,897
Infineon Technologies AG	553	6,570
K+S AG	208	6,848
LANXESS AG	133	7,141
Linde AG	34	6,663
Merck KGaA	62	6,725
Metro AG	204	7,402
Muenchener Rueckversicherungs-Gesellschaft AG	32	6,280
Porsche Automobil Holding S.E.–Preference Shares	72	6,881
ProSiebenSat.1 Media AG	143	7,359
RWE AG	263	6,574
SAP S.E.	96	7,323
Siemens AG	64	7,008
ThyssenKrupp AG	264	7,068
Volkswagen AG–Preference Shares	26	6,741
		241,177

Greece–0.06%
National Bank of Greece S.A.(a)	3,958	5,556

Hong Kong–5.77%
AIA Group Ltd.	1,800	12,030
ASM Pacific Technology Ltd.	1,100	12,319
Bank of East Asia, Ltd. (The)	2,800	12,159
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,490
China Gas Holdings Ltd.	6,000	10,637
CLP Holdings Ltd.	1,500	13,151
Dairy Farm International Holdings Ltd.	1,200	11,328
Esprit Holdings Ltd.	11,600	11,016

	Shares	Value
Hong Kong–(continued)
First Pacific Co. Ltd.	10,000	$9,703
Galaxy Entertainment Group Ltd.	2,000	9,641
Hang Lung Group Ltd.	2,000	10,606
Hang Lung Properties Ltd.	4,000	13,520
Hang Seng Bank Ltd.	600	11,713
Henderson Land Development Co. Ltd.	2,100	16,880
HKT Trust and HKT Ltd.	8,000	10,714
Hong Kong & China Gas Co. Ltd.	4,300	10,264
Hong Kong Exchanges & Clearing Ltd.	500	19,072
Hongkong Land Holdings Ltd.	1,400	11,314
Hutchison Whampoa Ltd.	1,000	14,734
Hysan Development Co. Ltd.	2,000	9,251
Jardine Matheson Holdings Ltd.	200	12,365
Jardine Strategic Holdings Ltd.	300	10,304
Kerry Properties Ltd.	3,000	12,270
Li & Fung Ltd.	12,000	12,247
Link REIT (The)	1,500	9,304
MTR Corp. Ltd.	2,500	12,322
New World Development Co. Ltd.	9,000	11,946
Noble Group Ltd.	16,700	10,860
NWS Holdings Ltd.	7,000	11,922
Power Assets Holdings Ltd.	1,000	10,102
Sands China Ltd.	2,400	9,832
Shangri-La Asia Ltd.	8,000	12,180
Sino Land Co. Ltd.	8,000	14,103
SJM Holdings Ltd.	8,000	10,140
Sun Hung Kai Properties Ltd.	1,000	16,657
Swire Pacific Ltd.–Class A	1,000	13,535
Swire Properties Ltd.	3,600	12,402
Techtronic Industries Co. Ltd.	3,000	10,664
VTech Holdings Ltd.	700	9,745
Wharf Holdings Ltd. (The)	2,000	14,464
Wheelock and Co. Ltd.	2,000	11,276
Yue Yuen Industrial (Holdings) Ltd.	2,500	9,515
		496,697

Hungary–0.18%
MOL Hungarian Oil and Gas PLC	149	8,287
Richter Gedeon Nyrt	447	7,534
		15,821

India–0.06%
Infosys Ltd.–ADR	168	5,205

Indonesia–0.71%
Golden Agri-Resources Ltd.	36,600	11,617
PT Bank Central Asia Tbk	6,400	6,637
PT Bank Mandiri Persero Tbk	6,800	5,630
PT Indofood Sukses Makmur Tbk	11,700	6,065
PT Jasa Marga Persero Tbk	14,100	6,744
PT Kalbe Farma Tbk	51,000	7,062
PT Perusahaan Gas Negara Persero Tbk	15,700	4,954
PT Telekomunikasi Indonesia Persero Tbk	27,600	5,600

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro International Equity Fund

	Shares	Value
Indonesia–(continued)
PT Unilever Indonesia Tbk	2,100	$6,913
		61,222

Ireland–0.53%
CRH PLC	253	7,095
Kerry Group PLC–Class A	100	7,337
Shire PLC	379	30,837
		45,269

Italy–1.10%
Assicurazioni Generali S.p.A.	352	6,896
Atlantia S.p.A.	249	7,010
Enel S.p.A.	1,488	7,039
Eni S.p.A.	398	7,662
Intesa Sanpaolo S.p.A.	2,071	6,936
Luxottica Group S.p.A.	110	7,256
Prada S.p.A.	1,600	8,712
Saipem S.p.A.(a)	489	6,479
Snam S.p.A.	1,409	7,342
Telecom Italia S.p.A.(a)	5,918	6,958
Terna–Rete Elettrica Nazionale S.p.A.	1,584	7,455
UniCredit S.p.A.	1,028	7,361
Unione di Banche Italiane S.C.p.A.	907	7,218
		94,324

Japan–17.35%
Aeon Co., Ltd.	600	7,450
Aisin Seiki Co., Ltd.	200	9,100
Amada Co., Ltd.	700	7,078
ANA Holdings Inc.	2,000	5,535
Aozora Bank, Ltd.	2,000	7,464
Asahi Glass Co., Ltd.	1,000	6,681
Asahi Group Holdings, Ltd.	200	6,415
Asahi Kasei Corp.	1,000	9,387
ASICS Corp.	200	5,100
Astellas Pharma Inc.	400	6,226
Bank of Yokohama, Ltd. (The)	1,000	6,358
Benesse Holdings, Inc.	200	6,263
Bridgestone Corp.	200	8,357
Brother Industries, Ltd.	500	7,962
Canon Inc.	200	7,137
Casio Computer Co., Ltd.	400	8,091
Chiba Bank, Ltd. (The)	1,000	8,219
Chubu Electric Power Co., Inc.	600	7,878
Chugai Pharmaceutical Co., Ltd.	200	6,089
Chugoku Bank, Ltd. (The)	500	8,026
Chugoku Electric Power Co., Inc. (The)	500	7,297
Credit Saison Co., Ltd.	400	7,562
Dai Nippon Printing Co., Ltd.	1,000	10,348
Dai-ichi Life Insurance Co. Ltd. (The)	500	8,188
Daihatsu Motor Co., Ltd.	500	7,230
Daiichi Sankyo Co., Ltd.	400	6,962
Daikin Industries, Ltd.	100	6,732

	Shares	Value
Japan–(continued)
Daiwa House Industry Co., Ltd.	400	$8,905
Daiwa Securities Group Inc.	1,000	8,281
Denso Corp.	100	4,961
Dentsu Inc.	100	4,635
East Japan Railway Co.	100	8,829
Eisai Co., Ltd.	100	6,663
Electric Power Development Co., Ltd.	200	6,740
FamilyMart Co., Ltd.	200	8,598
Fuji Heavy Industries Ltd.	200	6,670
Fuji Media Holdings, Inc.	500	6,997
FUJIFILM Holdings Corp.	200	7,555
Fujitsu Ltd.	1,000	6,590
Fukuoka Financial Group, Inc.	1,000	5,738
GungHo Online Entertainment, Inc.	1,600	6,580
Gunma Bank, Ltd. (The)	1,000	7,087
Hachijuni Bank, Ltd. (The)	1,000	7,798
Hamamatsu Photonics K.K.	200	5,845
Hankyu Hanshin Holdings, Inc.	1,000	6,033
Hino Motors, Ltd.	500	6,523
Hiroshima Bank, Ltd. (The)	1,000	5,835
Hisamitsu Pharmaceutical Co., Inc.	100	4,310
Hitachi, Ltd.	1,000	6,815
Hokuhoku Financial Group, Inc.	3,000	7,171
Hokuriku Electric Power Co.	500	7,393
Honda Motor Co., Ltd.	200	6,763
Hoya Corp.	100	3,859
Hulic Co. Ltd.	600	6,435
Idemitsu Kosan Co., Ltd.	400	7,755
IHI Corp.	1,000	4,587
INPEX Corp.	600	7,514
Isetan Mitsukoshi Holdings Ltd.	400	6,472
Isuzu Motors Ltd.	500	6,625
ITOCHU Corp.	600	7,391
Iyo Bank, Ltd. (The)	600	7,465
J. Front Retailing Co., Ltd.	500	8,297
Japan Airlines Co. Ltd.	200	6,670
Japan Exchange Group Inc.	200	5,745
Japan Prime Realty Investment Corp.	2	7,183
Japan Real Estate Investment Corp.	1	4,727
Japan Retail Fund Investment Corp.	4	8,501
Japan Tobacco, Inc.	200	6,998
JFE Holdings, Inc.	300	6,759
Joyo Bank, Ltd. (The)	1,000	5,461
JSR Corp.	400	6,820
JTEKT Corp.	400	6,814
JX Holdings, Inc.	1,500	6,532
Kajima Corp.	1,000	4,777
Kansai Electric Power Co., Inc. (The)(a)	700	7,040
Kao Corp.	100	4,774
Kawasaki Heavy Industries, Ltd.	1,000	5,134
KDDI Corp.	300	7,089

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro International Equity Fund

	Shares	Value
Japan–(continued)
Keikyu Corp.	1,000	$7,935
Keio Corp.	1,000	7,708
Kintetsu Corp.	2,000	7,089
Kirin Holdings Co., Ltd.	500	6,606
Kobe Steel, Ltd.	4,000	7,196
Komatsu Ltd.	400	8,034
Konica Minolta Inc.	600	6,595
Kuraray Co., Ltd.	500	6,733
Kurita Water Industries Ltd.	200	5,201
Kyocera Corp.	100	5,220
Kyushu Electric Power Co. Inc.(a)	700	7,442
Lawson, Inc.	100	7,158
LIXIL Group Corp.	300	6,234
Makita Corp.	100	5,009
Marubeni Corp.	1,100	6,824
Marui Group Co., Ltd.	600	6,496
Mazda Motor Corp.	400	7,812
Medipal Holdings Corp.	500	6,795
Mitsubishi Chemical Holdings Corp.	1,000	6,174
Mitsubishi Corp.	400	8,648
Mitsubishi Gas Chemical Co., Inc.	1,000	5,587
Mitsubishi Heavy Industries, Ltd.	1,000	5,556
Mitsubishi Materials Corp.	2,000	7,235
Mitsubishi Motors Corp.	700	6,448
Mitsubishi Tanabe Pharma Corp.	400	6,767
Mitsubishi UFJ Financial Group, Inc.	1,000	7,056
Mitsui & Co., Ltd.	500	7,001
Mitsui Chemicals Inc.	2,000	6,603
Mitsui O.S.K. Lines, Ltd.	2,000	7,047
Mizuho Financial Group, Inc.	3,200	6,106
MS&AD Insurance Group Holdings, Inc.	200	5,727
Nagoya Railroad Co., Ltd.	1,000	3,950
Namco Bandai Holdings Inc.	400	8,200
NEC Corp.	2,000	6,703
NGK Spark Plug Co., Ltd.	200	5,575
Nidec Corp.	100	7,456
Nikon Corp.	500	7,072
Nippon Building Fund Inc.	1	4,968
Nippon Express Co., Ltd.	1,000	5,749
Nippon Paint Holdings Co., Ltd.	200	6,695
Nippon Prologis REIT Inc.	4	8,648
Nippon Steel & Sumitomo Metal Corp.	2,000	5,211
Nippon Telegraph & Telephone Corp.	100	6,740
Nippon Television Holdings, Inc.	400	6,824
Nippon Yusen Kabushiki Kaisha	2,000	6,298
Nissan Motor Co., Ltd.	600	6,214
Nisshin Seifun Group Inc.	600	7,017
Nissin Foods Holdings Co., Ltd.	100	4,777
Nitori Holdings Co., Ltd.	100	7,655
Nitto Denko Corp.	100	6,398
NKSJ Holdings, Inc.	200	6,502

	Shares	Value
Japan–(continued)
Nomura Holdings, Inc.	1,000	$6,494
Nomura Research Institute, Ltd.	200	7,859
NSK Ltd.	500	7,826
NTT Data Corp.	100	4,453
NTT DoCoMo, Inc.	400	7,108
Obayashi Corp.	1,000	6,686
Oji Holdings Corp.	1,000	4,447
Olympus Corp.(a)	200	7,212
OMRON Corp.	100	4,591
Oriental Land Co., Ltd.	100	6,738
ORIX Corp.	500	7,646
Osaka Gas Co., Ltd.	1,000	4,243
Otsuka Holdings Co., Ltd.	200	6,302
Panasonic Corp.	500	7,168
Rakuten Inc.	400	6,982
Renesas Electronics Corp.(a)	900	6,431
Resona Holdings, Inc.	1,200	6,384
Ricoh Co., Ltd.	600	6,231
Rinnai Corp.	100	7,603
Rohm Co. Ltd.	100	6,925
Santen Pharmaceutical Co., Ltd.	500	6,621
SECOM Co., Ltd.	100	7,070
Sega Sammy Holdings Inc.	500	6,990
Seibu Holdings Inc.	200	5,787
Seiko Epson Corp.	400	6,974
Sekisui House, Ltd.	500	7,778
Seven & i Holdings Co., Ltd.	100	4,306
Sharp Corp.(a)	4,000	8,656
Shikoku Electric Power Co. Inc.	600	8,138
Shimamura Co., Ltd.	100	9,929
Shimizu Corp.	1,000	7,212
Shin-Etsu Chemical Co., Ltd.	100	6,121
Shinsei Bank, Ltd.	4,000	8,188
Shionogi & Co., Ltd.	200	6,519
Shiseido Co., Ltd.	400	7,208
Shizuoka Bank, Ltd. (The)	1,000	11,014
SoftBank Corp.	100	6,249
Sony Corp.	200	6,041
Sony Financial Holdings Inc.	400	7,167
Stanley Electric Co., Ltd.	300	6,734
Sumitomo Chemical Co., Ltd.	1,000	5,586
Sumitomo Corp.	600	7,091
Sumitomo Electric Industries, Ltd.	500	7,064
Sumitomo Heavy Industries, Ltd.	1,000	6,211
Sumitomo Mitsui Financial Group, Inc.	200	8,722
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,391
Suntory Beverage & Food Ltd.	200	8,517
Suruga Bank Ltd.	400	8,818
Suzuken Co., Ltd.	200	6,229
Suzuki Motor Corp.	200	6,463
Sysmex Corp.	100	5,525

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro International Equity Fund

	Shares	Value
Japan–(continued)
T&D Holdings, Inc.	500	$7,170
Taiheiyo Cement Corp.	2,000	6,307
Taisei Corp.	1,000	5,792
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,998
Takashimaya Co., Ltd.	1,000	9,335
Takeda Pharmaceutical Co. Ltd.	100	5,137
TDK Corp.	100	7,179
Teijin Ltd.	2,000	6,772
Terumo Corp.	200	5,134
THK Co., Ltd.	200	5,048
Tobu Railway Co., Ltd.	1,000	4,762
Toho Co., Ltd.	300	7,455
Toho Gas Co., Ltd.	1,000	6,049
Tohoku Electric Power Co., Inc.	600	7,527
Tokio Marine Holdings, Inc.	200	8,154
Tokyo Electric Power Co. Inc.(a)	1,700	6,941
Tokyo Electron Ltd.	100	5,463
Tokyo Gas Co., Ltd.	1,000	5,745
Tokyo Tatemono Co., Ltd.	1,000	7,269
Tokyu Corp.	1,000	6,658
Tokyu Fudosan Holdings, Corp.	900	6,677
TonenGeneral Sekiyu K.K.	1,000	9,583
Toppan Printing Co. Ltd.	1,000	8,384
Toray Industries, Inc.	1,000	8,655
Toshiba Corp.	1,000	3,999
Toyo Seikan Group Holdings Ltd.	500	7,899
Toyo Suisan Kaisha, Ltd.	200	6,977
Toyota Industries Corp.	100	5,665
Toyota Motor Corp.	100	6,947
Toyota Tsusho Corp.	200	5,140
Trend Micro Inc.	200	6,770
Unicharm Corp.	200	5,017
United Urban Investment Corp.	5	7,942
West Japan Railway Co.	100	5,537
Yahoo Japan Corp.	1,400	5,733
Yakult Honsha Co., Ltd.	100	6,269
Yamada Denki Co., Ltd.	1,400	5,738
Yamaha Motor Co. Ltd.	300	7,045
Yamato Holdings Co., Ltd.	300	6,691
Yaskawa Electric Corp.	500	6,891
Yokogawa Electric Corp.	600	6,989
		1,492,659

Luxembourg–0.18%
ArcelorMittal S.A.	692	7,355
Tenaris S.A.	499	7,685
		15,040

Macau–0.12%
Wynn Macau, Ltd.	5,200	10,542

Malaysia–2.56%
AMMB Holdings Berhad	6,300	11,443

	Shares	Value
Malaysia–(continued)
Axiata Group Berhad	7,300	$13,808
British American Tobacco Malaysia Berhad	388	7,238
CIMB Group Holdings Berhad	3,500	5,788
DiGi.Com Berhad	5,900	9,951
Gamuda Berhad	5,400	7,926
Genting Berhad	3,600	8,840
Genting Malaysia Berhad	6,000	7,229
Hong Leong Bank Berhad	3,400	13,330
IHH Healthcare Berhad	6,100	10,134
IJM Corp. Berhad	5,000	10,285
IOI Corp. Berhad	6,300	7,673
Kuala Lumpur Kepong Berhad	1,100	6,835
Malayan Banking Berhad	4,300	11,088
Maxis Berhad	4,900	9,530
MISC Berhad	2,900	7,420
Petronas Gas Berhad	1,100	7,014
Public Bank Berhad	2,300	12,574
RHB Capital Berhad	3,600	7,981
Sime Darby Berhad	4,200	10,667
Telekom Malaysia Berhad	4,300	8,942
Tenaga Nasional Berhad	2,100	8,449
UMW Holdings Berhad	3,000	8,943
YTL Corp. Berhad	15,300	7,171
		220,259

Mexico–0.86%
America Movil S.A.B. de C.V.–Series L	6,400	6,709
Arca Continental S.A.B. de C.V.	1,300	7,976
Coca-Cola Femsa, S.A.B. de C.V.–Series L	900	7,199
El Puerto de Liverpool, S.A.B. de C.V.– Series C1(a)	600	6,615
Fibra Uno Administracion S.A. de C.V.	2,800	6,984
Fomento Economico Mexicano, S.A.B. de C.V.–Series BD(a)(c)	800	7,240
Grupo Bimbo, S.A.B. de C.V.–Series A(a)	2,200	5,899
Grupo Financiero Banorte S.A.B. de C.V.– Class O	1,100	6,241
Grupo Lala, S.A.B. de C.V.	3,700	7,454
Grupo Televisa S.A.B.–Series CPO(a)(d)	900	6,554
Wal-Mart de México, S.A.B. de C.V.–Class V	2,300	5,413
		74,284

Morocco–0.13%
Attijariwafa Bank	301	11,243

Netherlands–0.99%
Aegon N.V.	853	6,713
Akzo Nobel N.V.	93	7,088
ASML Holding N.V.	64	6,872
Gemalto N.V.	85	7,898
Heineken Holding N.V.	100	6,968
Heineken N.V.	89	6,980
Koninklijke Ahold N.V.	353	6,817
Koninklijke DSM N.V.	126	7,164
Koninklijke KPN N.V.	2,125	7,871

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro International Equity Fund

	Shares	Value
Netherlands–(continued)
Koninklijke Philips N.V.	243	$6,941
Randstad Holding N.V.	113	6,699
Wolters Kluwer N.V.	212	6,845
		84,856

New Zealand–0.36%
Auckland International Airport Ltd.	3,128	10,992
Fletcher Building Ltd.	1,569	9,939
Spark New Zealand Ltd.	4,565	10,339
		31,270

Norway–0.62%
DNB ASA	609	10,820
Orkla ASA	1,287	10,084
Statoil ASA	548	11,605
Telenor ASA	493	11,130
Yara International ASA	187	9,576
		53,215

Philippines–1.14%
Aboitiz Power Corp.	7,700	7,408
Ayala Corp.	460	8,034
Bank of the Philippine Islands	3,570	8,097
BDO Unibank, Inc.	3,050	7,456
DMCI Holdings Inc.	18,300	6,156
Energy Development Corp.	35,400	6,419
GT Capital Holdings, Inc.	240	6,760
International Container Terminal Services, Inc.	3,360	8,289
Jollibee Foods Corp.	1,220	5,445
Metropolitan Bank & Trust Co.	3,500	7,300
Philippine Long Distance Telephone Co.	110	6,825
SM Investments Corp.	380	7,674
SM Prime Holdings Inc.	13,600	5,691
Universal Robina Corp.	1,360	6,643
		98,197

Poland–0.42%
Bank Pekao S.A.	123	6,408
Energa S.A.	1,038	7,207
Powszechna Kasa Oszczednosci Bank Polski S.A.	767	7,684
Powszechny Zaklad Ubezpieczen S.A.	59	7,704
TAURON Polska Energia S.A.	5,195	6,957
		35,960

Portugal–0.08%
Energias de Portugal, S.A.	1,822	7,293

Qatar–0.06%
Commercial Bank of Qatar Q.S.C. (The)	347	5,361

Russia–0.07%
Polyus Gold International Ltd.	2,197	6,318

Singapore–2.92%
Ascendas REIT	5,600	10,437

	Shares	Value
Singapore–(continued)
CapitaLand Ltd.	4,200	$11,690
CapitaMall Trust	6,800	11,224
City Developments Ltd.	1,500	12,072
ComfortDelGro Corp. Ltd.	5,000	11,601
DBS Group Holdings Ltd.	700	11,127
Genting Singapore PLC	15,500	11,974
Global Logistic Properties Ltd.	5,700	11,796
Jardine Cycle & Carriage Ltd.	400	12,232
Keppel Corp. Ltd.	1,700	11,149
Oversea-Chinese Banking Corp. Ltd.	1,400	11,275
SembCorp Industries Ltd.	3,400	11,573
SembCorp Marine Ltd.	4,900	10,952
Singapore Airlines Ltd.	1,200	11,064
Singapore Exchange Ltd.	1,900	12,211
Singapore Press Holdings Ltd.	3,500	11,071
Singapore Technologies Engineering Ltd.	4,300	11,744
Singapore Telecommunications Ltd.	3,400	11,361
Suntec REIT	7,900	10,540
United Overseas Bank Ltd.	600	11,076
UOL Group Ltd.	1,900	11,392
Wilmar International Ltd.	4,600	11,290
		250,851

South Africa–1.82%
Barclays Africa Group Ltd.	469	7,507
Barloworld Ltd.	864	6,910
Bidvest Group Ltd.	257	6,953
Discovery Ltd.	617	6,830
FirstRand Ltd.	1,466	6,998
Growthpoint Properties Ltd.	3,234	7,575
Investec Ltd.	782	7,421
Liberty Holdings Ltd.	693	9,650
Life Healthcare Group Holdings Ltd.	1,507	5,155
MMI Holdings Ltd.	2,562	7,293
MTN Group Ltd.	336	6,735
Nedbank Group Ltd.	306	6,598
Netcare Ltd.	1,773	6,198
Rand Merchant Insurance Holdings Ltd.	2,006	7,883
Redefine Properties Ltd.	8,310	8,416
Remgro Ltd.	299	6,644
Sanlam Ltd.	897	5,797
SPAR Group Ltd. (The)	419	6,730
Standard Bank Group Ltd.	499	7,318
Steinhoff International Holdings Ltd.	1,160	7,365
Tsogo Sun Holdings Ltd.	2,916	6,792
Vodacom Group Ltd.	617	7,684
		156,452

South Korea–0.86%
GS Holdings	200	9,311
Hana Financial Group Inc.	248	7,306
Hankook Tire Co. Ltd.	300	5,932

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro International Equity Fund

	Shares	Value
South Korea–(continued)
Hanwha Life Insurance Co., Ltd.	1,001	$7,391
Hyundai Marine & Fire Insurance Co., Ltd.	362	9,655
KB Financial Group Inc.	181	6,887
KT Corp.(a)	248	7,321
Kumho Petrochemical Co., Ltd.	85	6,799
LG Electronics Inc.	115	6,463
LS Corp.	132	6,629
		73,694

Spain–1.45%
Abertis Infraestructuras S.A.	388	7,153
Amadeus IT Holding S.A.–Class A	166	7,578
Banco Bilbao Vizcaya Argentaria, S.A.	691	6,957
Banco de Sabadell S.A.(a)	3,039	8,127
Banco Popular Espanol S.A.	1,561	8,131
Banco Santander S.A.	952	7,203
Bankia S.A.(a)	4,767	6,641
CaixaBank S.A.	1,532	7,673
Enagas S.A.	239	7,364
Ferrovial S.A.	331	7,525
Gas Natural SDG, S.A.	302	7,413
Grifols S.A.	161	6,860
Iberdrola S.A.	1,044	6,983
Industria de Diseno Textil, S.A.	214	6,859
Red Electrica Corp. S.A.	86	7,218
Repsol S.A.	373	7,671
Telefónica, S.A.	487	7,427
		124,783

Sweden–1.92%
Assa Abloy AB–Class B	165	9,539
Atlas Copco AB–Class A	299	9,333
Hennes & Mauritz AB–Class B	242	9,616
Hexagon AB–Class B	282	10,448
Investor AB–Class B	246	10,030
Nordea Bank AB	772	9,762
Sandvik AB	862	10,845
Skandinaviska Enskilda Banken AB–Class A	763	9,641
Skanska AB–Class B	423	9,409
SKF AB–Class B	380	9,215
Svenska Cellulosa AB–Class B	410	10,357
Svenska Handelsbanken AB–Class A	204	9,385
Swedbank AB–Class A	382	8,877
Swedish Match AB	324	9,949
Telefonaktiebolaget LM Ericsson–Class B	753	8,264
TeliaSonera AB	1,544	9,603
Volvo AB–Class B	823	11,301
		165,574

Switzerland–2.98%
ABB Ltd.	458	10,031
Actelion Ltd.	80	10,594
Adecco S.A	116	9,512

	Shares	Value
Switzerland–(continued)
Cie Financiere Richemont S.A.	114	$10,179
Credit Suisse Group AG	371	9,831
Geberit AG	26	9,265
Givaudan S.A.	5	9,419
Glencore PLC	7,192	34,253
Holcim Ltd.	126	10,180
Julius Baer Group Ltd.	192	10,129
Kuehne + Nagel International AG	65	9,774
Nestle S.A.	125	9,749
Novartis AG	96	9,920
Roche Holding AG	35	10,083
Schindler Holding AG–Participation Ctfs.	57	9,704
SGS S.A.	5	9,731
Sika AG	3	10,355
STMicroelectronics N.V.	704	5,611
Swatch Group AG (The)	22	9,874
Swiss Re AG	101	8,980
Swisscom AG	17	10,151
Syngenta AG	28	9,414
UBS Group AG	522	10,519
Zurich Insurance Group AG	29	8,984
		256,242

Taiwan–5.10%
Asia Cement Corp.	8,140	10,302
Asia Pacific Telecom Co., Ltd.	13,000	5,604
Cathay Financial Holding Co., Ltd.	4,250	7,427
Chailease Holding Co. Ltd.	3,000	8,225
Chang Hwa Commercial Bank	16,360	9,998
Cheng Shin Rubber Industry Co., Ltd.	3,000	7,180
China Airlines Ltd.(a)	13,000	6,920
China Development Financial Holding Corp.	25,000	10,425
China Life Insurance Co., Ltd.	9,800	10,372
China Steel Chemical Corp.	2,000	9,716
China Steel Corp.	15,240	12,801
Chunghwa Telecom Co., Ltd.	6,000	19,382
CTBC Financial Holding Co. Ltd.	12,517	9,743
E.Sun Financial Holding Co. Ltd.	16,159	11,064
Far Eastern New Century Corp.	9,160	10,058
Far EasTone Telecommunications Co., Ltd.	3,000	7,155
First Financial Holding Co., Ltd.	19,610	12,335
Formosa Chemicals & Fibre Corp.	4,000	10,177
Formosa Petrochemical Corp.	4,000	10,294
Formosa Plastics Corp.	4,000	10,278
Foxconn Technology Co. Ltd.	3,150	8,979
Fubon Financial Holding Co. Ltd.	4,000	8,598
Highwealth Construction Corp.	3,500	9,141
Hon Hai Precision Industry Co., Ltd.	2,360	7,076
Hua Nan Financial Holdings Co., Ltd.	18,000	11,058
Kenda Rubber Industrial Co., Ltd.	4,000	7,823
Lite-On Technology Corp.	5,000	6,310
Makalot Industrial Co., Ltd.	1,000	7,815

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro International Equity Fund

	Shares	Value
Taiwan–(continued)
Mega Financial Holding Co., Ltd.	13,000	$11,564
Nan Ya Plastics Corp.	3,000	7,364
President Chain Store Corp.	1,000	7,406
Ruentex Development Co., Ltd.	5,000	8,882
Ruentex Industries Ltd.	3,000	7,359
Shin Kong Financial Holding Co., Ltd.	38,952	12,631
SinoPac Financial Holdings Co., Ltd.	25,616	11,605
Synnex Technology International Corp.	5,000	7,085
Taishin Financial Holding Co., Ltd.	22,086	10,113
Taiwan Cement Corp.	5,000	7,104
Taiwan Cooperative Financial Holding Co. Ltd.	30,500	16,463
Taiwan Fertilizer Co., Ltd.	6,000	11,031
Taiwan Mobile Co., Ltd.	2,000	7,032
Taiwan Semiconductor Manufacturing Co. Ltd.	1,000	4,828
Tong Yang Industry Co., Ltd.	5,000	5,928
Tripod Technology Corp.	3,000	5,870
Uni-President Enterprises Corp.	4,240	6,953
WPG Holdings Ltd.	6,000	7,506
Yang Ming Marine Transport(a)	12,000	6,271
Yuanta Financial Holding Co., Ltd.	16,350	9,503
		438,754

Thailand–1.33%
Advanced Info Service PCL	900	6,528
Bangkok Bank PCL	1,500	8,388
Bangkok Dusit Medical Services PCL–Class F	9,800	5,990
BTS Group Holdings PCL	26,500	7,425
Central Pattana PCL	4,700	5,979
CP ALL PCL	6,100	7,749
Home Product Center Public Co. Ltd.	28,800	6,270
Intouch Holdings PCL	3,600	8,390
Kasikornbank PCL	900	5,707
Krungthai Bank PCL	9,700	5,861
PTT Global Chemical PCL	3,500	6,785
Siam Cement PCL (The)	500	8,132
Siam Commercial Bank PCL (The)	1,400	6,729
Thai Beverage PCL	19,300	10,413
Thai Oil PCL	4,200	7,426
Thai Union Frozen Products PCL	10,300	6,364
		114,136

Turkey–0.38%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,349	7,027
BIM Birlesik Magazalar A.S.	347	6,427
Koc Holding A.S.	1,512	7,156
Turk Telekomunikasyon A.S.	2,252	6,227
Turkcell Iletisim Hizmetleri A.S.	1,235	5,499
		32,336

United Kingdom–17.99%
Anglo American PLC	1,956	33,179
ARM Holdings PLC	1,791	30,447
Associated British Foods PLC	708	31,006

	Shares	Value
United Kingdom–(continued)
AstraZeneca PLC	444	$30,600
Aviva PLC	3,776	30,470
BAE Systems PLC	3,946	30,720
Barclays PLC	8,431	33,009
BG Group PLC	2,435	44,202
BP PLC	4,773	34,444
British American Tobacco PLC	589	32,398
BT Group PLC	4,625	32,318
Burberry Group PLC	1,147	30,645
Centrica PLC	8,415	32,898
CNH Industrial N.V.	861	7,581
Compass Group PLC	1,789	31,716
Diageo PLC	1,119	31,082
Experian PLC	1,883	33,668
Fiat Chrysler Automobiles N.V.(a)	426	6,334
GlaxoSmithKline PLC	1,316	30,447
HSBC Holdings PLC	3,681	36,516
Imperial Tobacco Group PLC	693	33,885
Kingfisher PLC	5,818	31,324
Land Securities Group PLC	1,687	32,272
Legal & General Group PLC	7,339	29,192
Lloyds Banking Group PLC	26,696	31,677
Marks & Spencer Group PLC	4,005	33,928
National Grid PLC	2,421	32,552
Next PLC	296	33,345
Old Mutual PLC	9,290	33,365
Pearson PLC	1,443	29,168
Prudential PLC	1,232	30,747
Reckitt Benckiser Group PLC	361	32,237
Reed Elsevier N.V.	276	6,634
Reed Elsevier PLC	1,835	30,390
Rio Tinto Ltd.	233	10,486
Rio Tinto PLC	739	32,922
Rolls-Royce Holdings PLC(a)	307,380	472
Rolls-Royce Holdings PLC(a)	2,180	34,935
Royal Bank of Scotland Group PLC(a)	6,041	31,269
Royal Dutch Shell PLC–Class A	1,043	32,855
SABMiller PLC	580	30,732
Sky PLC	2,086	34,431
Smith & Nephew PLC	1,875	32,082
SSE PLC	1,385	32,809
Standard Chartered PLC	2,009	32,857
Standard Life PLC	4,424	31,703
Tesco PLC	8,791	29,707
Tullow Oil PLC	4,410	28,020
Unilever PLC	742	32,581
Vodafone Group PLC	9,430	33,282
Wolseley PLC	511	30,304
WPP PLC	1,362	31,807
		1,547,650

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro International Equity Fund

	Shares	Value
United States–0.13%
Samsonite International S.A.	3,000	$10,973
Total Common Stocks & Other Equity Interests (Cost $7,622,702)		7,878,158

Money Market Funds–6.11%
Liquid Assets Portfolio–Institutional Class(e)	262,752	262,752
Premier Portfolio–Institutional Class(e)	262,751	262,751
Total Money Market Funds (Cost $525,503)		525,503
TOTAL INVESTMENTS–97.67% (Cost $8,148,205)		8,403,661
OTHER ASSETS LESS LIABILITIES–2.33%		200,251
NET ASSETS–100.00%		$8,603,912

Investment Abbreviations:

ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Ctfs.	– Certificates
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common stock and four preferred stocks.
(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(d)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	25.0%
Industrials	13.5
Consumer Discretionary	12.5
Consumer Staples	9.4
Materials	8.0
Utilities	5.6
Health Care	4.9
Information Technology	4.4
Telecommunication Services	4.2
Energy	4.1
Money Market Funds Plus Other Assets Less Liabilities	8.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro International Equity Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $7,622,702)	$7,878,158
Investments in affiliated money market funds, at value and cost	525,503
Total investments, at value (Cost $8,148,205)	8,403,661
Foreign currencies, at value (Cost $55,036)	55,687
Receivable for:
Deposits with brokers for open futures contracts	265,000
Investments sold	9,736
Dividends	32,047
Investment for trustee deferred compensation and retirement plans	3,661
Other assets	102,185
Total assets	8,871,977

Liabilities:
Payable for:
Investments purchased	10,020
Fund shares reacquired	122,629
Variation margin — futures	21,352
Accrued fees to affiliates	10,629
Accrued trustees’ and officers’ fees and benefits	1,795
Accrued other operating expenses	97,979
Trustee deferred compensation and retirement plans	3,661
Total liabilities	268,065
Net assets applicable to shares outstanding	$8,603,912

Net assets consist of:
Shares of beneficial interest	$8,287,343
Undistributed net investment income	30,474
Undistributed net realized gain (loss)	(47,181)
Net unrealized appreciation	333,276
$8,603,912

Net Assets:
Class A	$3,538,624
Class C	$67,943
Class R	$10,330
Class Y	$4,262,689
Class R5	$362,084
Class R6	$362,242

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	342,303
Class C	6,610
Class R	1,001
Class Y	411,850
Class R5	35,001
Class R6	35,001
Class A:
Net asset value per share	$10.34
Maximum offering price per share
(Net asset value of $10.34 ÷ 94.50%)	$10.94
Class C:
Net asset value and offering price per share	$10.28
Class R:
Net asset value and offering price per share	$10.32
Class Y:
Net asset value and offering price per share	$10.35
Class R5:
Net asset value and offering price per share	$10.34
Class R6:
Net asset value and offering price per share	$10.35

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro International Equity Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $9,853)	$91,743
Dividends from affiliated money market funds	140
Total investment income	91,883

Expenses:
Advisory fees	35,726
Administrative services fees	24,795
Custodian fees	88,657
Distribution fees:
Class A	4,044
Class C	157
Class R	24
Transfer agent fees — A, C, R and Y	1,198
Transfer agent fees — R5	8
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,390
Registration and filing fees	40,212
Licensing Fees	37,101
Professional services fees	28,296
Other	53,779
Total expenses	323,392
Less: Fees waived and expenses reimbursed	(274,469)
Net expenses	48,923
Net investment income	42,960

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $475)	(22,334)
Foreign currencies	(10,924)
Futures contracts	(47,246)
(80,504)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $572)	259,858
Foreign currencies	1,828
Futures contracts	140,168
401,854
Net realized and unrealized gain	321,350
Net increase in net assets resulting from operations	$364,310

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro International Equity Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 17, 2013 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 17, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income	$42,960	$97,231
Net realized gain (loss)	(80,504)	92,682
Change in net unrealized appreciation (depreciation)	401,854	(68,578)
Net increase in net assets resulting from operations	364,310	121,335

Distributions to shareholders from net investment income:
Class A	(63,932)	—
Class C	(323)	—
Class R	(179)	—
Class Y	(68,456)	—
Class R5	(19,684)	—
Class R6	(7,613)	—
Total distributions from net investment income	(160,187)	—

Distributions to shareholders from net realized gains:
Class A	(19,588)	—
Class C	(127)	—
Class R	(60)	—
Class Y	(18,853)	—
Class R5	(5,421)	—
Class R6	(2,097)	—
Total distributions from net realized gains	(46,146)	—

Share transactions–net:
Class A	223,871	3,198,397
Class C	44,910	20,866
Class R	—	10,010
Class Y	948,611	3,146,281
Class R5	(529,245)	910,889
Class R6	—	350,010
Net increase in net assets resulting from share transactions	688,147	7,636,453
Net increase in net assets	846,124	7,757,788

Net assets:
Beginning of period	7,757,788	—
End of period (includes undistributed net investment income of $30,474 and $147,701, respectively)	$8,603,912	$7,757,788

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Macro International Equity Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide total return.

16                         Invesco Macro International Equity Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

17                         Invesco Macro International Equity Fund

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the

18                         Invesco Macro International Equity Fund

contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.935%
Next $250 million	0.910%
Next $500 million	0.885%
Next $1.5 billion	0.860%
Next $2.5 billion	0.835%
Next $2.5 billion	0.810%
Next $2.5 billion	0.785%
Over $10 billion	0.760%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.94%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.43%, 2.18%, 1.68%, 1.18%, 1.18% and 1.18% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $273,258 and reimbursed class level expenses of $570, $5, $2, $621, $8, and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the

19                         Invesco Macro International Equity Fund

course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $194 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $656,593 and from Level 2 to Level 1 of $931,964, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$35,940	$629,024	$—	$664,964
Austria	8,552	15,795	—	24,347
Belgium	—	41,257	—	41,257
Brazil	29,824	—	—	29,824
Chile	79,188	—	—	79,188
China	209,266	38,582	—	247,848
Colombia	26,925	—	—	26,925
Czech Republic	14,778	—	—	14,778
Denmark	10,681	52,993	—	63,674
Egypt	6,044	—	—	6,044
Finland	—	45,665	—	45,665
France	21,934	328,497	—	350,431
Germany	56,331	184,846	—	241,177
Greece	5,556	—	—	5,556
Hong Kong	321,340	175,357	—	496,697
Hungary	15,821	—	—	15,821
India	5,205	—	—	5,205
Indonesia	25,423	35,799	—	61,222
Ireland	—	45,269	—	45,269

20                         Invesco Macro International Equity Fund

	Level 1	Level 2	Level 3	Total
Italy	$8,712	$85,612	$—	$94,324
Japan	6,621	1,486,038	—	1,492,659
Luxembourg	—	15,040	—	15,040
Macau	—	10,542	—	10,542
Malaysia	119,134	101,125	—	220,259
Mexico	74,284	—	—	74,284
Morocco	—	11,243	—	11,243
Netherlands	—	84,856	—	84,856
New Zealand	—	31,270	—	31,270
Norway	—	53,215	—	53,215
Philippines	61,414	36,783	—	98,197
Poland	21,069	14,891	—	35,960
Portugal	—	7,293	—	7,293
Qatar	5,361	—	—	5,361
Russia	—	6,318	—	6,318
Singapore	22,665	228,186	—	250,851
South Africa	27,725	128,727	—	156,452
South Korea	9,655	64,039	—	73,694
Spain	—	124,783	—	124,783
Sweden	8,264	157,310	—	165,574
Switzerland	44,404	211,838	—	256,242
Taiwan	12,524	426,230	—	438,754
Thailand	26,553	87,583	—	114,136
Turkey	25,309	7,027	—	32,336
United Kingdom	140,317	1,407,333	—	1,547,650
United States	536,476	—	—	536,476
	2,023,295	6,380,366	—	8,403,661
Futures Contracts*	76,884	—	—	76,884
Total Investments	$2,100,179	$6,380,366	$—	$8,480,545

*	Unrealized appreciation.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Equity risk:
Futures contracts(a)	$83,616	$(6,732)

(a)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

Location of Gain (Loss) on Statement of Operations
Futures Contracts
Realized Gain (Loss):
Equity risk	$(47,246)
Change in Unrealized Appreciation:
Equity risk	140,168
Total	$92,922

21                         Invesco Macro International Equity Fund

The table below summarizes the average notional value of futures contracts outstanding during the period.

Futures Contracts
Average notional value	$1,905,102

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	11	June-2015	$440,716	$(6,732)
FTSE 100 Index	Long	4	June-2015	425,468	11,632
Hang Seng Index	Long	2	May-2015	362,622	153
Mini MSCI Emerging Markets Index	Long	11	June-2015	571,285	56,843
Tokyo Stock Price Index	Long	3	June-2015	399,121	14,988
Total Futures Contracts — Equity Risk					$76,884

(a)	Futures contracts collateralized by $265,000 cash held with Goldman Sachs & Co., the futures commission merchant.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $2,080,908 and $1,525,802, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$610,209
Aggregate unrealized (depreciation) of investment securities	(378,878)
Net unrealized appreciation of investment securities	$231,331

Cost of investments for tax purposes is $8,172,330.

22                         Invesco Macro International Equity Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 17, 2013 (commencement date) to October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	38,334	$387,963	332,714	$3,329,683
Class C	4,564	45,055	2,059	20,866
Class R	—	—	1,001	10,010
Class Y	114,468	1,127,374	322,560	3,225,939
Class R5	—	—	91,465	921,027
Class R6	—	—	35,001	350,010

Issued as reinvestment of dividends:
Class A	351	3,272	—	—
Class C	25	237	—	—
Class Y	22	206	—	—
Class R5	1,650	15,396	—	—

Reacquired:
Class A	(16,248)	(167,364)	(12,848)	(131,286)
Class C	(38)	(382)	—	—
Class Y	(17,382)	(178,969)	(7,818)	(79,658)
Class R5	(57,150)	(544,641)	(964)	(10,138)
Net increase in share activity	68,596	$688,147	763,170	$7,636,453

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 6% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 90% of the outstanding shares of the Fund are owned by the Adviser.

23                         Invesco Macro International Equity Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.15	$0.05	$0.40	$0.45	$(0.20)	$(0.06)	$(0.26)	$10.34	4.66%	$3,539	1.42	%(d)	8.61	%(d)	0.98	%(d)	22%
Year ended 10/31/14(e)	10.00	0.12	0.03	0.15	—	—	—	10.15	1.50	3,247	1.42	(f)	8.20	(f)	1.29	(f)	45
Class C
Six months ended 04/30/15	10.09	0.01	0.39	0.40	(0.15)	(0.06)	(0.21)	10.28	4.21	68	2.17	(d)	9.36	(d)	0.23	(d)	22
Year ended 10/31/14(e)	10.00	0.05	0.04	0.09	—	—	—	10.09	0.90	21	2.17	(f)	8.95	(f)	0.54	(f)	45
Class R
Six months ended 04/30/15	10.13	0.04	0.39	0.43	(0.18)	(0.06)	(0.24)	10.32	4.49	10	1.67	(d)	8.86	(d)	0.73	(d)	22
Year ended 10/31/14(e)	10.00	0.09	0.04	0.13	—	—	—	10.13	1.30	10	1.67	(f)	8.45	(f)	1.04	(f)	45
Class Y
Six months ended 04/30/15	10.17	0.06	0.40	0.46	(0.22)	(0.06)	(0.28)	10.35	4.79	4,263	1.17	(d)	8.36	(d)	1.23	(d)	22
Year ended 10/31/14(e)	10.00	0.14	0.03	0.17	—	—	—	10.17	1.70	3,202	1.17	(f)	7.95	(f)	1.54	(f)	45
Class R5
Six months ended 04/30/15	10.18	0.06	0.38	0.44	(0.22)	(0.06)	(0.28)	10.34	4.59	362	1.17	(d)	8.32	(d)	1.23	(d)	22
Year ended 10/31/14(e)	10.00	0.14	0.04	0.18	—	—	—	10.18	1.80	921	1.17	(f)	7.92	(f)	1.54	(f)	45
Class R6
Six months ended 04/30/15	10.17	0.06	0.40	0.46	(0.22)	(0.06)	(0.28)	10.35	4.79	362	1.17	(d)	8.32	(d)	1.23	(d)	22
Year ended 10/31/14(e)	10.00	0.14	0.03	0.17	—	—	—	10.17	1.70	356	1.17	(f)	7.92	(f)	1.54	(f)	45

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $3,262, $32, $10, $3,557, $501 and $345 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 17, 2013.
(f)	Annualized

24                         Invesco Macro International Equity Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Class	Beginning Account Value (11/01/14)	Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period [2]	Annualized Expense Ratio
A	$1,000.00	$1,046.60	$7.21	$1,017.75	$7.10	1.42%
C	1,000.00	1,042.10	10.99	1,014.03	10.84	2.17
R	1,000.00	1,044.90	8.47	1,016.51	8.35	1.67
Y	1,000.00	1,047.90	5.94	1,018.99	5.86	1.17
R5	1,000.00	1,046.90	5.94	1,018.99	5.86	1.17
R6	1,000.00	1,047.90	5.94	1,018.99	5.86	1.17

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                         Invesco Macro International Equity Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MIE-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Macro Long/Short Fund
Nasdaq:
A: LSTAX ¡ C: LSTCX ¡ R: LSTRX ¡ Y: LSTYX ¡ R5: LSTFX ¡ R6: LSTSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
17 Financial Statements
19 Notes to Financial Statements
28 Financial Highlights
29 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.20%
Class C Shares	2.82
Class R Shares	3.08
Class Y Shares	3.42
Class R5 Shares	3.32
Class R6 Shares	3.42
MSCI All Country World Index▼ (Broad Market Index)	4.97
Barclays 3-Month Treasury Bellwether Index▼ (Style-Specific Index)	0.01
Lipper Alternative Long/Short Equity Index■ (Peer Group Index)	1.37
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The MSCI All Country World Index is a free-float-adjusted market capitalization index that is designed to measure equity market performance of developed and emerging markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

    The Barclays 3-Month Treasury Bellwether Index measures the performance of Treasury bills with a maturity of less than three months.

    The Lipper Alternative Long/Short Equity Index is composed of domestic or foreign funds that employ portfolio strategies combining long holdings of equities with short sales of equity, equity options or equity index options. The funds may be either net long or net short, depending on the portfolio manager’s view of the market.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (12/17/13)	–1.95%
1 Year	–4.10
Class C Shares
Inception (12/17/13)	1.46%
1 Year	–0.31
Class R Shares
Inception (12/17/13)	1.94%
1 Year	1.25
Class Y Shares
Inception (12/17/13)	2.49%
1 Year	1.80
Class R5 Shares
Inception (12/17/13)	2.49%
1 Year	1.80
Class R6 Shares
Inception (12/17/13)	2.49%
1 Year	1.80

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (12/17/13)	–3.20%
1 Year	–4.54
Class C Shares
Inception (12/17/13)	0.39%
1 Year	–0.80
Class R Shares
Inception (12/17/13)	0.89%
1 Year	0.75
Class Y Shares
Inception (12/17/13)	1.40%
1 Year	1.20
Class R5 Shares
Inception (12/17/13)	1.48%
1 Year	1.30
Class R6 Shares
Inception (12/17/13)	1.40%
1 Year	1.20

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.88%, 2.63%, 2.13%, 1.63%, 1.63% and 1.63%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 5.85%, 6.60%, 6.10%, 5.60%, 5.57% and 5.57%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco Macro Long/Short Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.
For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.
All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Macro Long/Short Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–78.50%
Australia–4.76%
AGL Energy Ltd.	948	$11,364
ALS Ltd.	2,688	11,154
Alumina Ltd.	8,151	9,888
Amcor Ltd.	982	10,447
AMP Ltd.	2,047	10,377
APA Group	1,546	11,689
Asciano Ltd.	2,169	11,260
ASX Ltd.	321	10,677
Aurizon Holdings Ltd.	2,792	10,679
AusNet Services	9,526	11,088
Australia and New Zealand Banking Group Ltd.	378	10,131
Bank of Queensland Ltd.	953	9,782
Bendigo and Adelaide Bank Ltd.	1,061	10,108
BHP Billiton Ltd.	451	11,571
BHP Billiton PLC	1,425	33,913
BlueScope Steel Ltd.	2,932	8,053
Boral Ltd.	2,213	11,046
Brambles Ltd.	1,192	10,181
Caltex Australia Ltd.	385	10,740
Challenger Ltd.	2,024	11,269
CIMIC Group Ltd.	640	10,637
Coca-Cola Amatil Ltd.	1,270	10,291
Cochlear Ltd.	150	9,897
Commonwealth Bank of Australia	145	10,161
Computershare Ltd.	1,041	10,110
Crown Resorts Ltd.	1,050	10,770
CSL Ltd.	151	10,836
Federation Centres	4,630	10,781
Fortescue Metals Group Ltd.	6,950	11,874
Iluka Resources Ltd.	1,888	12,097
Incitec Pivot Ltd.	3,467	10,905
Insurance Australia Group Ltd.	2,257	10,331
Lend Lease Group	822	10,372
Macquarie Group Ltd.	178	10,894
Metcash Ltd.	6,685	6,987
National Australia Bank Ltd.	352	10,206
Newcrest Mining Ltd.(a)	1,073	12,266
Novion Property Group Pty Ltd.	5,148	10,002
Oil Search Ltd.	1,824	11,616
Orica Ltd.	747	11,887
Origin Energy Ltd.	1,199	12,009
Primary Health Care Ltd.	2,758	10,795
Qantas Airways Ltd.(a)	4,513	12,103
QBE Insurance Group Ltd.	1,028	11,102
Ramsay Health Care Ltd.	206	10,145
Santos Ltd.	1,899	12,394
Scentre Group	3,537	10,432
Seek Ltd.	757	9,694

	Shares	Value
Australia–(continued)
Sonic Healthcare Ltd.	708	$11,098
Suncorp Group Ltd.	1,006	10,404
Tabcorp Holdings Ltd.	2,877	11,048
Tatts Group Ltd.	3,519	11,214
Telstra Corp. Ltd.	2,217	10,898
Toll Holdings Ltd.	1,563	11,092
Treasury Wine Estates Ltd.	2,733	12,001
Wesfarmers Ltd.	316	10,901
Westfield Corp.	1,343	9,989
Westpac Banking Corp.	350	10,060
Woodside Petroleum Ltd.	389	10,732
Woolworths Ltd.	477	11,072
WorleyParsons Ltd.	1,357	12,225
		679,745

Austria–0.17%
Erste Group Bank AG	301	8,552
OMV AG	257	8,586
Voestalpine AG	174	7,293
		24,431

Belgium–0.30%
Ageas	201	7,539
Anheuser-Busch InBev N.V.	59	7,168
Delhaize Group S.A.	78	6,283
KBC Groep N.V.(a)	114	7,511
Solvay S.A.	50	7,372
UCB S.A.	95	6,842
		42,715

Bermuda–0.11%
Montpelier Re Holdings Ltd.	394	15,015

Brazil–0.21%
Ambev S.A.	1,100	6,923
Cia Brasileira de Distribuicao–Preference Shares	163	5,464
Klabin S.A.(b)	1,100	6,755
M Dias Branco S.A.	263	7,490
WEG S.A.	760	4,066
		30,698

Chile–0.56%
Banco de Chile	105,037	12,170
Banco Santander Chile	167,666	8,960
Colbun S.A.	29,349	8,856
Empresa Nacional de Electricidad S.A.	5,631	8,660
Empresas CMPC S.A.	2,742	7,788
Empresas COPEC S.A.	863	9,933
Enersis S.A.	25,325	8,816
LATAM Airlines Group S.A.(a)	738	7,091
S.A.C.I. Falabella	1,061	8,305
		80,579

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Macro Long/Short Fund

	Shares	Value
China–1.78%
AAC Technologies Holdings Inc.	1,784	$9,472
Agricultural Bank of China Ltd.–Class H	15,000	8,477
Bank of China Ltd.–Class H	13,000	8,940
Belle International Holdings Ltd.	10,000	12,864
China Construction Bank Corp.–Class H	10,000	9,741
China Mobile Ltd.	375	5,356
China National Building Material Co. Ltd.–Class H	8,000	9,744
COSCO Pacific Ltd.	6,000	9,429
ENN Energy Holdings Ltd.	1,167	8,406
Evergrande Real Estate Group Ltd.	22,704	21,531
GCL-Poly Energy Holdings Ltd.(a)	39,555	11,951
Hengan International Group Co. Ltd.	1,817	22,459
Industrial & Commercial Bank of China Ltd.–Class H	11,000	9,566
Jiangsu Expressway Co. Ltd.–Class H	6,000	8,268
Shanghai Industrial Holdings Ltd.	2,217	8,867
Shimao Property Holdings Ltd.	5,109	12,102
Sino-Ocean Land Holdings Ltd.	17,000	14,213
Sun Art Retail Group Ltd.	13,000	13,402
Tencent Holdings Ltd.	548	11,318
Tingyi (Cayman Islands) Holding Corp.	7,034	14,866
Tsingtao Brewery Co. Ltd.–Class H	2,000	12,715
Want Want China Holdings Ltd.	10,068	11,054
		254,741

Colombia–0.19%
Bancolombia S.A.–Preference Shares	796	8,706
Grupo Aval Acciones y Valores S.A.–Preference Shares	19,386	9,845
Grupo de Inversiones Suramericana S.A.	539	8,855
		27,406

Czech Republic–0.10%
CEZ A.S.	300	7,799
Komercni Banka A.S.	30	6,689
		14,488

Denmark–0.45%
A. P. Moller — Maersk AS–Class B	5	9,901
Carlsberg AS–Class B	120	10,955
Coloplast AS–Class B	131	10,698
Danske Bank AS	393	11,137
Novo Nordisk AS–Class B	201	11,260
Vestas Wind Systems AS	238	10,810
		64,761

Egypt–0.05%
Commercial International Bank (Egypt) S.A.E.	898	6,516

Finland–0.33%
Fortum Oyj	327	6,465
Kone Oyj–Class B	157	6,768
Nokia Oyj	854	5,776
Sampo Oyj–Class A	147	7,135
Stora Enso Oyj–Class R	687	7,245

	Shares	Value
Finland–(continued)
UPM-Kymmene Oyj	354	$6,422
Wartsila OYJ Abp	153	7,024
		46,835

France–2.54%
Accor S.A.	132	7,224
Air Liquide S.A.	58	7,594
Airbus Group N.V.	107	7,431
Alcatel-Lucent(a)	1,850	6,434
Alstom S.A.(a)	224	7,029
Arkema S.A.	91	7,328
AXA S.A.	293	7,397
BNP Paribas S.A.	122	7,682
Bouygues S.A.	184	7,613
Bureau Veritas S.A.	321	7,549
Cap Gemini S.A.	92	8,170
Carrefour S.A.	207	7,139
Casino Guichard-Perrachon S.A.	73	6,465
Christian Dior S.A.	36	7,059
Cie Generale des Etablissements Michelin	73	8,132
Compagnie de Saint-Gobain	155	7,061
Credit Agricole S.A.	513	7,961
Danone	104	7,519
Dassault Systemes	104	8,019
Edenred	259	6,940
Electricite de France S.A.	288	7,324
Essilor International S.A.	64	7,776
GDF Suez	348	7,089
Kering	33	6,096
L’Oreal S.A.	38	7,250
Lafarge S.A.	103	7,539
Legrand S.A.	127	7,338
LVMH Moet Hennessy Louis Vuitton S.E.	38	6,645
Numericable–SFR(a)	136	7,560
Orange S.A.	415	6,831
Pernod Ricard S.A.	64	7,945
Publicis Groupe S.A.	93	7,779
Renault S.A.	78	8,178
Safran S.A.	101	7,372
Sanofi	70	7,119
Schneider Electric S.E.	93	6,935
SCOR S.E.	210	7,556
Societe Generale S.A.	160	7,982
Sodexo	69	6,998
Suez Environnement Co.	391	7,964
Technip S.A.	118	8,038
TOTAL S.A.	138	7,474
Unibail-Rodamco S.E.	26	7,141
Valeo S.A.	47	7,512
Vallourec S.A.	257	6,043
Veolia Environnement S.A.	397	8,412
Vinci S.A.	126	7,729
Vivendi S.A.	298	7,476

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Macro Long/Short Fund

	Shares	Value
France–(continued)
Zodiac Aerospace	200	$7,359
		362,206

Germany–1.74%
adidas AG	94	7,750
Allianz S.E.	42	7,182
BASF S.E.	71	7,123
Bayer AG	48	6,993
Bayerische Motoren Werke AG	56	6,661
Beiersdorf AG	81	7,080
Brenntag AG	118	7,127
Commerzbank AG(a)	543	7,367
Continental AG	28	6,615
Daimler AG	72	6,961
Deutsche Bank AG	220	7,096
Deutsche Boerse AG	93	7,754
Deutsche Lufthansa AG(a)	443	6,156
Deutsche Post AG	221	7,334
Deutsche Telekom AG	413	7,624
E.ON S.E.	462	7,242
Fresenius Medical Care AG & Co. KGaA	91	7,676
Fresenius S.E. & Co. KGaA	119	7,104
GEA Group AG	145	6,992
HeidelbergCement AG	95	7,334
Henkel AG & Co. KGaA–Preference Shares	62	7,248
Infineon Technologies AG	590	7,009
K+S AG	212	6,980
LANXESS AG	144	7,731
Linde AG	33	6,467
Merck KGaA	62	6,725
Metro AG	208	7,547
Muenchener Rueckversicherungs-Gesellschaft AG	33	6,476
Porsche Automobil Holding S.E.–Preference Shares	74	7,072
ProSiebenSat.1 Media AG	145	7,462
RWE AG	268	6,699
SAP S.E.	100	7,628
Siemens AG	60	6,570
ThyssenKrupp AG	279	7,470
Volkswagen AG–Preference Shares	26	6,741
		248,996

Greece–0.04%
National Bank of Greece S.A.(a)	4,363	6,124

Hong Kong–3.53%
AIA Group Ltd.	1,800	12,030
ASM Pacific Technology Ltd.	1,100	12,319
Bank of East Asia, Ltd. (The)	2,800	12,159
Cheung Kong Infrastructure Holdings Ltd.	1,000	8,490
China Gas Holdings Ltd.	6,000	10,637
CLP Holdings Ltd.	1,500	13,151
Dairy Farm International Holdings Ltd.	1,200	11,328
Esprit Holdings Ltd.	11,800	11,205
First Pacific Co. Ltd.	10,000	9,703

	Shares	Value
Hong Kong–(continued)
Galaxy Entertainment Group Ltd.	2,000	$9,641
Hang Lung Group Ltd.	2,000	10,606
Hang Lung Properties Ltd.	4,000	13,520
Hang Seng Bank Ltd.	600	11,713
Henderson Land Development Co. Ltd.	2,100	16,880
HKT Trust and HKT Ltd.	8,000	10,714
Hong Kong & China Gas Co. Ltd.	4,400	10,503
Hong Kong Exchanges & Clearing Ltd.	500	19,072
Hongkong Land Holdings Ltd.	1,500	12,122
Hutchison Whampoa Ltd.	1,000	14,735
Hysan Development Co. Ltd.	2,000	9,251
Jardine Matheson Holdings Ltd.	200	12,365
Jardine Strategic Holdings Ltd.	300	10,304
Kerry Properties Ltd.	3,000	12,270
Li & Fung Ltd.	12,000	12,247
Link REIT (The)	2,000	12,405
MTR Corp. Ltd.	2,500	12,322
New World Development Co. Ltd.	10,000	13,273
Noble Group Ltd.	17,000	11,055
NWS Holdings Ltd.	7,000	11,922
Power Assets Holdings Ltd.	1,000	10,102
Sands China Ltd.	2,800	11,470
Shangri-La Asia Ltd.	8,000	12,180
Sino Land Co. Ltd.	8,000	14,103
SJM Holdings Ltd.	8,000	10,140
Sun Hung Kai Properties Ltd.	1,000	16,657
Swire Pacific Ltd.–Class A	1,000	13,535
Swire Properties Ltd.	3,600	12,402
Techtronic Industries Co. Ltd.	3,000	10,664
VTech Holdings Ltd.	700	9,745
Wharf Holdings Ltd. (The)	2,000	14,464
Wheelock and Co. Ltd.	2,000	11,276
Yue Yuen Industrial (Holdings) Ltd.	2,500	9,516
		504,196

Hungary–0.11%
MOL Hungarian Oil and Gas PLC	151	8,398
Gedeon Richter PLC	455	7,669
		16,067

India–0.04%
Infosys Ltd.–ADR	174	5,390

Indonesia–0.44%
Golden Agri-Resources Ltd.	37,200	11,808
PT Bank Central Asia Tbk	6,400	6,637
PT Bank Mandiri Persero Tbk	6,900	5,713
PT Indofood Sukses Makmur Tbk	12,500	6,480
PT Jasa Marga Persero Tbk	14,300	6,839
PT Kalbe Farma Tbk	52,000	7,201
PT Perusahaan Gas Negara Persero Tbk	15,900	5,017
PT Telekomunikasi Indonesia Persero Tbk	28,100	5,701
PT Unilever Indonesia Tbk	2,100	6,913
		62,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Macro Long/Short Fund

	Shares	Value
Ireland–0.32%
CRH PLC	257	$7,207
Kerry Group PLC–Class A	96	7,043
Shire PLC	385	31,325
		45,575

Italy–0.69%
Assicurazioni Generali S.p.A.	358	7,013
Atlantia S.p.A.	268	7,544
Enel S.p.A.	1,607	7,602
Eni S.p.A.	398	7,662
Intesa Sanpaolo S.p.A.	2,259	7,566
Luxottica Group S.p.A.	112	7,388
Prada S.p.A.	1,600	8,712
Saipem S.p.A.(a)	498	6,598
Snam S.p.A.	1,458	7,597
Telecom Italia S.p.A.(a)	6,173	7,258
Terna — Rete Elettrica Nazionale S.p.A.	1,613	7,592
UniCredit S.p.A.	1,113	7,970
Unione di Banche Italiane S.C.p.A.	924	7,354
		97,856

Japan–11.16%
Aeon Co., Ltd.	700	8,691
Aisin Seiki Co., Ltd.	200	9,100
Amada Co., Ltd.	700	7,079
ANA Holdings Inc.	2,000	5,535
Aozora Bank, Ltd.	2,000	7,464
Asahi Glass Co., Ltd.	1,000	6,681
Asahi Group Holdings, Ltd.	200	6,415
Asahi Kasei Corp.	1,000	9,387
ASICS Corp.	200	5,100
Astellas Pharma Inc.	400	6,226
Bank of Kyoto, Ltd. (The)	1,000	10,760
Bank of Yokohama, Ltd. (The)	1,000	6,358
Benesse Holdings, Inc.	200	6,263
Bridgestone Corp.	200	8,357
Brother Industries, Ltd.	400	6,369
Canon Inc.	200	7,137
Casio Computer Co., Ltd.	300	6,068
Chiba Bank, Ltd. (The)	1,000	8,219
Chubu Electric Power Co., Inc.	600	7,878
Chugai Pharmaceutical Co., Ltd.	200	6,089
Chugoku Bank, Ltd. (The)	400	6,421
Chugoku Electric Power Co., Inc. (The)	600	8,757
Credit Saison Co., Ltd.	300	5,672
Dai Nippon Printing Co., Ltd.	1,000	10,348
Dai-ichi Life Insurance Co. Ltd. (The)	400	6,551
Daihatsu Motor Co., Ltd.	400	5,784
Daiichi Sankyo Co., Ltd.	400	6,962
Daikin Industries, Ltd.	100	6,732
Daito Trust Construction Co., Ltd.	100	11,616
Daiwa House Industry Co., Ltd.	300	6,679
Daiwa Securities Group Inc.	1,000	8,281
Denso Corp.	100	4,961

	Shares	Value
Japan–(continued)
Dentsu Inc.	100	$4,635
East Japan Railway Co.	100	8,829
Eisai Co., Ltd.	100	6,663
Electric Power Development Co., Ltd.	200	6,740
FamilyMart Co., Ltd.	200	8,598
Fuji Heavy Industries Ltd.	200	6,670
Fuji Media Holdings, Inc.	400	5,598
FUJIFILM Holdings Corp.	200	7,555
Fujitsu Ltd.	1,000	6,590
Fukuoka Financial Group, Inc.	1,000	5,738
GungHo Online Entertainment, Inc.	1,600	6,580
Gunma Bank, Ltd. (The)	1,000	7,087
Hachijuni Bank, Ltd. (The)	1,000	7,798
Hamamatsu Photonics K.K.	200	5,845
Hankyu Hanshin Holdings, Inc.	1,000	6,033
Hino Motors, Ltd.	400	5,218
Hiroshima Bank, Ltd. (The)	1,000	5,835
Hisamitsu Pharmaceutical Co., Inc.	200	8,620
Hitachi, Ltd.	1,000	6,815
Hokuhoku Financial Group, Inc.	3,000	7,171
Hokuriku Electric Power Co.	600	8,872
Honda Motor Co., Ltd.	200	6,763
Hoya Corp.	100	3,859
Hulic Co. Ltd.	700	7,508
Idemitsu Kosan Co., Ltd.	400	7,755
IHI Corp.	1,000	4,587
INPEX Corp.	700	8,766
Isetan Mitsukoshi Holdings Ltd.	500	8,090
Isuzu Motors Ltd.	600	7,950
ITOCHU Corp.	700	8,623
Iyo Bank, Ltd. (The)	600	7,465
J. Front Retailing Co., Ltd.	400	6,638
Japan Airlines Co. Ltd.	200	6,670
Japan Exchange Group Inc.	200	5,745
Japan Prime Realty Investment Corp.	2	7,183
Japan Real Estate Investment Corp.	1	4,727
Japan Retail Fund Investment Corp.	3	6,376
Japan Tobacco, Inc.	200	6,998
JFE Holdings, Inc.	300	6,759
Joyo Bank, Ltd. (The)	1,000	5,461
JSR Corp.	500	8,525
JTEKT Corp.	400	6,814
JX Holdings, Inc.	1,700	7,403
Kajima Corp.	1,000	4,777
Kansai Electric Power Co., Inc. (The)(a)	800	8,046
Kao Corp.	100	4,774
Kawasaki Heavy Industries, Ltd.	1,000	5,134
KDDI Corp.	300	7,089
Keikyu Corp.	1,000	7,935
Keio Corp.	1,000	7,708
Kintetsu Corp.	2,000	7,089
Kirin Holdings Co., Ltd.	600	7,927
Kobe Steel, Ltd.	3,000	5,397

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Macro Long/Short Fund

	Shares	Value
Japan–(continued)
Komatsu Ltd.	300	$6,025
Konica Minolta Inc.	700	7,694
Kuraray Co., Ltd.	600	8,079
Kurita Water Industries Ltd.	300	7,801
Kyocera Corp.	100	5,220
Kyushu Electric Power Co. Inc.(a)	800	8,505
Lawson, Inc.	100	7,158
LIXIL Group Corp.	300	6,234
Makita Corp.	100	5,009
Marubeni Corp.	1,200	7,445
Marui Group Co., Ltd.	600	6,496
Mazda Motor Corp.	300	5,859
Medipal Holdings Corp.	600	8,153
MEIJI Holdings Co., Ltd.	100	11,419
Mitsubishi Chemical Holdings Corp.	1,100	6,792
Mitsubishi Corp.	300	6,486
Mitsubishi Electric Corp.	1,000	12,960
Mitsubishi Gas Chemical Co., Inc.	1,000	5,587
Mitsubishi Heavy Industries, Ltd.	1,000	5,556
Mitsubishi Materials Corp.	2,000	7,235
Mitsubishi Motors Corp.	800	7,369
Mitsubishi Tanabe Pharma Corp.	400	6,767
Mitsubishi UFJ Financial Group, Inc.	1,100	7,761
Mitsui & Co., Ltd.	600	8,401
Mitsui Chemicals Inc.	2,000	6,603
Mitsui O.S.K. Lines, Ltd.	2,000	7,047
Mizuho Financial Group, Inc.	3,900	7,442
MS&AD Insurance Group Holdings, Inc.	200	5,727
Nagoya Railroad Co., Ltd.	1,000	3,950
Namco Bandai Holdings Inc.	300	6,150
NEC Corp.	2,000	6,703
NGK Spark Plug Co., Ltd.	200	5,575
Nidec Corp.	100	7,456
Nikon Corp.	600	8,487
Nippon Building Fund Inc.	1	4,968
Nippon Express Co., Ltd.	1,000	5,749
Nippon Paint Holdings Co., Ltd.	200	6,695
Nippon Prologis REIT Inc.	3	6,486
Nippon Steel & Sumitomo Metal Corp.	2,000	5,211
Nippon Telegraph & Telephone Corp.	100	6,740
Nippon Television Holdings, Inc.	400	6,824
Nippon Yusen Kabushiki Kaisha	2,000	6,298
Nissan Motor Co., Ltd.	700	7,250
Nisshin Seifun Group Inc.	600	7,017
Nissin Foods Holdings Co., Ltd.	100	4,777
Nitori Holdings Co., Ltd.	100	7,655
Nitto Denko Corp.	100	6,399
NKSJ Holdings, Inc.	200	6,502
Nomura Holdings, Inc.	1,100	7,144
Nomura Research Institute, Ltd.	200	7,859
NSK Ltd.	400	6,261
NTT Data Corp.	100	4,453
NTT DoCoMo, Inc.	300	5,331

	Shares	Value
Japan–(continued)
Obayashi Corp.	1,000	$6,686
Odakyu Electric Railway Co., Ltd.	1,000	10,047
Oji Holdings Corp.	2,000	8,893
Olympus Corp.(a)	200	7,212
OMRON Corp.	100	4,591
Ono Pharmaceutical Co. Ltd.	100	10,789
Oriental Land Co., Ltd.	100	6,738
ORIX Corp.	400	6,117
Osaka Gas Co., Ltd.	2,000	8,486
Otsuka Holdings Co., Ltd.	200	6,302
Panasonic Corp.	600	8,601
Rakuten Inc.	300	5,236
Renesas Electronics Corp.(a)	1,000	7,145
Resona Holdings, Inc.	1,200	6,384
Ricoh Co., Ltd.	700	7,269
Rinnai Corp.	100	7,603
Rohm Co. Ltd.	100	6,926
Santen Pharmaceutical Co., Ltd.	600	7,945
SECOM Co., Ltd.	100	7,070
Sega Sammy Holdings Inc.	400	5,592
Seibu Holdings Inc.	200	5,787
Seiko Epson Corp.	300	5,230
Sekisui House, Ltd.	400	6,222
Seven & i Holdings Co., Ltd.	200	8,612
Sharp Corp.(a)	3,000	6,492
Shikoku Electric Power Co. Inc.	600	8,138
Shimadzu Corp.	1,000	11,692
Shimamura Co., Ltd.	100	9,929
Shimizu Corp.	1,000	7,212
Shin-Etsu Chemical Co., Ltd.	100	6,121
Shinsei Bank, Ltd.	3,000	6,141
Shionogi & Co., Ltd.	200	6,519
Shiseido Co., Ltd.	300	5,406
Shizuoka Bank, Ltd. (The)	1,000	11,014
SoftBank Corp.	100	6,249
Sony Corp.	200	6,041
Sony Financial Holdings Inc.	400	7,167
Stanley Electric Co., Ltd.	300	6,734
Sumitomo Chemical Co., Ltd.	1,000	5,586
Sumitomo Corp.	700	8,273
Sumitomo Electric Industries, Ltd.	600	8,476
Sumitomo Heavy Industries, Ltd.	1,000	6,211
Sumitomo Mitsui Financial Group, Inc.	200	8,722
Sumitomo Mitsui Trust Holdings, Inc.	1,000	4,391
Suntory Beverage & Food Ltd.	200	8,517
Suruga Bank Ltd.	300	6,614
Suzuken Co., Ltd.	200	6,229
Suzuki Motor Corp.	200	6,463
Sysmex Corp.	100	5,525
T&D Holdings, Inc.	600	8,604
Taiheiyo Cement Corp.	2,000	6,307
Taisei Corp.	1,000	5,792
Taisho Pharmaceutical Holdings Co. Ltd.	100	6,998

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Macro Long/Short Fund

	Shares	Value
Japan–(continued)
Takashimaya Co., Ltd.	1,000	$9,335
Takeda Pharmaceutical Co. Ltd.	100	5,137
TDK Corp.	100	7,179
Teijin Ltd.	2,000	6,772
Terumo Corp.	200	5,134
THK Co., Ltd.	200	5,048
Tobu Railway Co., Ltd.	1,000	4,762
Toho Co., Ltd.	300	7,455
Toho Gas Co., Ltd.	1,000	6,049
Tohoku Electric Power Co., Inc.	600	7,527
Tokio Marine Holdings, Inc.	200	8,154
Tokyo Electric Power Co. Inc.(a)	1,600	6,533
Tokyo Electron Ltd.	100	5,463
Tokyo Gas Co., Ltd.	1,000	5,745
Tokyo Tatemono Co., Ltd.	1,000	7,269
Tokyu Corp.	1,000	6,658
Tokyu Fudosan Holdings, Corp.	1,000	7,419
TonenGeneral Sekiyu K.K.	1,000	9,583
Toppan Printing Co. Ltd.	1,000	8,384
Toray Industries, Inc.	1,000	8,655
Toshiba Corp.	2,000	7,998
Toyo Seikan Group Holdings Ltd.	400	6,320
Toyo Suisan Kaisha, Ltd.	200	6,977
Toyota Industries Corp.	100	5,665
Toyota Motor Corp.	100	6,947
Toyota Tsusho Corp.	200	5,140
Trend Micro Inc.	200	6,770
Unicharm Corp.	200	5,017
United Urban Investment Corp.	4	6,353
West Japan Railway Co.	100	5,537
Yahoo Japan Corp.	1,700	6,961
Yakult Honsha Co., Ltd.	100	6,269
Yamada Denki Co., Ltd.	1,600	6,557
Yamaguchi Financial Group, Inc.	1,000	12,499
Yamaha Motor Co., Ltd.	300	7,045
Yamato Holdings Co., Ltd.	300	6,691
Yaskawa Electric Corp.	400	5,513
Yokogawa Electric Corp.	700	8,154
		1,594,461

Luxembourg–0.10%
ArcelorMittal S.A.	705	7,493
Tenaris S.A.	480	7,393
		14,886

Macau–0.07%
Wynn Macau, Ltd.	5,087	10,313

Malaysia–1.56%
AMMB Holdings Berhad	6,623	12,030
Axiata Group Berhad	7,368	13,937
British American Tobacco Malaysia Berhad	412	7,686
CIMB Group Holdings Berhad	3,731	6,170
DiGi.Com Berhad	6,000	10,120

	Shares	Value
Malaysia–(continued)
Gamuda Berhad	5,100	$7,486
Genting Berhad	3,631	8,916
Genting Malaysia Berhad	6,100	7,350
Hong Leong Bank Berhad	3,400	13,330
IHH Healthcare Berhad	6,221	10,336
IJM Corp. Berhad	5,079	10,448
IOI Corp. Berhad	6,400	7,795
Kuala Lumpur Kepong Berhad	1,100	6,835
Malayan Banking Berhad	4,319	11,137
Maxis Berhad	4,981	9,687
MISC Berhad	2,924	7,481
Petronas Gas Berhad	1,200	7,651
Public Bank Berhad	2,285	12,492
RHB Capital Berhad	3,600	7,981
Sime Darby Berhad	4,205	10,680
Telekom Malaysia Berhad	4,191	8,715
Tenaga Nasional Berhad	2,022	8,135
UMW Holdings Berhad	2,907	8,665
YTL Corp. Berhad	15,532	7,279
		222,342

Mexico–0.53%
America Movil S.A.B. de C.V.–Series L	6,240	6,541
Arca Continental S.A.B. de C.V.	1,332	8,172
Coca-Cola Femsa, S.A.B. de C.V.–Series L	900	7,199
El Puerto de Liverpool, S.A.B. de C.V.–Series C1(a)	600	6,615
Fibra Uno Administracion S.A. de C.V.	2,700	6,735
Fomento Economico Mexicano, S.A.B. de C.V.–Series BD(a)(c)	800	7,240
Grupo Bimbo, S.A.B. de C.V.–Series A(a)	2,200	5,899
Grupo Financiero Banorte S.A.B. de C.V.–Class O	1,100	6,241
Grupo Lala, S.A.B. de C.V.	3,700	7,454
Grupo Televisa S.A.B.–Series CPO(a)(d)	1,000	7,282
Wal-Mart de México, S.A.B. de C.V.–Class V	2,424	5,705
		75,083

Morocco–0.08%
Attijariwafa Bank	306	11,429

Netherlands–0.61%
Aegon N.V.	871	6,854
Akzo Nobel N.V.	94	7,165
ASML Holding N.V.	68	7,302
Gemalto N.V.	82	7,619
Heineken Holding N.V.	105	7,316
Heineken N.V.	90	7,059
Koninklijke Ahold N.V.	382	7,377
Koninklijke DSM N.V.	129	7,334
Koninklijke KPN N.V.	2,093	7,753
Koninklijke Philips N.V.	248	7,084
Randstad Holding N.V.	116	6,876
Wolters Kluwer N.V.	221	7,136
		86,875

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Macro Long/Short Fund

	Shares	Value
New Zealand–0.22%
Auckland International Airport Ltd.	3,138	$11,028
Fletcher Building Ltd.	1,598	10,122
Spark New Zealand Ltd.	4,438	10,052
		31,202

Norway–0.38%
DNB ASA	628	11,157
Orkla ASA	1,340	10,499
Statoil ASA	529	11,203
Telenor ASA	502	11,334
Yara International ASA	191	9,780
		53,973

Philippines–0.70%
Aboitiz Power Corp.	8,100	7,793
Ayala Corp.	480	8,384
Bank of the Philippine Islands	3,630	8,233
BDO Unibank, Inc.	3,190	7,798
DMCI Holdings Inc.	18,600	6,257
Energy Development Corp.	33,600	6,092
GT Capital Holdings, Inc.	240	6,760
International Container Terminal Services, Inc.	3,420	8,437
Jollibee Foods Corp.	1,240	5,534
Metropolitan Bank & Trust Co.	3,720	7,759
Philippine Long Distance Telephone Co.	105	6,514
SM Investments Corp.	380	7,674
SM Prime Holdings Inc.	13,900	5,817
Universal Robina Corp.	1,380	6,741
		99,793

Poland–0.26%
Bank Pekao S.A.	126	6,564
Energa S.A.	1,057	7,339
Powszechna Kasa Oszczednosci Bank Polski S.A.	781	7,825
Powszechny Zaklad Ubezpieczen S.A.	60	7,834
Tauron Polska Energia S.A.	5,292	7,087
		36,649

Portugal–0.05%
Energias de Portugal, S.A.	1,840	7,365

Qatar–0.04%
Commercial Bank of Qatar Q.S.C. (The)	366	5,670

Russia–0.05%
Polyus Gold International Ltd.	2,427	6,979

Singapore–1.78%
Ascendas REIT	5,700	10,624
CapitaLand Ltd.	4,200	11,690
CapitaMall Trust	7,000	11,555
City Developments Ltd.	1,500	12,072
ComfortDelGro Corp. Ltd.	5,000	11,601
DBS Group Holdings Ltd.	700	11,126
Genting Singapore PLC	15,700	12,128
Global Logistic Properties Ltd.	6,000	12,417

	Shares	Value
Singapore–(continued)
Jardine Cycle & Carriage Ltd.	400	$12,232
Keppel Corp. Ltd.	1,700	11,149
Oversea-Chinese Banking Corp. Ltd.	1,400	11,275
SembCorp Industries Ltd.	3,300	11,233
SembCorp Marine Ltd.	5,000	11,175
Singapore Airlines Ltd.	1,200	11,064
Singapore Exchange Ltd.	1,900	12,211
Singapore Press Holdings Ltd.	3,500	11,071
Singapore Technologies Engineering Ltd.	4,300	11,744
Singapore Telecommunications Ltd.	3,400	11,361
Suntec REIT	8,000	10,674
United Overseas Bank Ltd.	700	12,922
UOL Group Ltd.	2,000	11,992
Wilmar International Ltd.	4,500	11,044
		254,360

South Africa–1.13%
Barclays Africa Group Ltd.	468	7,491
Barloworld Ltd.	879	7,030
Bidvest Group Ltd.	280	7,576
Discovery Ltd.	646	7,151
FirstRand Ltd.	1,585	7,566
Growthpoint Properties Ltd.	3,438	8,052
Investec Ltd.	755	7,164
Liberty Holdings Ltd.	706	9,831
Life Healthcare Group Holdings Ltd.	1,788	6,116
MMI Holdings Ltd.	2,419	6,886
MTN Group Ltd.	371	7,437
Nedbank Group Ltd.	319	6,878
Netcare Ltd.	1,806	6,313
Rand Merchant Insurance Holdings Ltd.	2,040	8,017
Redefine Properties Ltd.	8,527	8,636
Remgro Ltd.	305	6,778
Sanlam Ltd.	954	6,165
SPAR Group Ltd. (The)	427	6,858
Standard Bank Group Ltd.	526	7,714
Steinhoff International Holdings Ltd.	1,181	7,499
Tsogo Sun Holdings Ltd.	3,005	7,000
Vodacom Group Ltd.	629	7,833
		161,991

South Korea–0.52%
GS Holdings	203	9,450
Hana Financial Group Inc.	252	7,424
Hankook Tire Co. Ltd.	306	6,051
Hanwha Life Insurance Co., Ltd.	1,000	7,383
Hyundai Marine & Fire Insurance Co., Ltd.	346	9,229
KB Financial Group Inc.	184	7,001
KT Corp.(a)	252	7,440
Kumho Petrochemical Co., Ltd.	92	7,359
LG Electronics Inc.	118	6,632
LS Corp.	135	6,779
		74,748

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Macro Long/Short Fund

	Shares	Value
Spain–0.88%
Abertis Infraestructuras S.A.	395	$7,281
Amadeus IT Holding S.A.–Class A	168	7,670
Banco Bilbao Vizcaya Argentaria, S.A.	741	7,461
Banco de Sabadell S.A.(a)	3,095	8,277
Banco Popular Espanol S.A.	1,589	8,277
Banco Santander S.A.	969	7,332
Bankia S.A.(a)	4,677	6,515
CaixaBank S.A.	1,560	7,813
Enagas S.A.	230	7,087
Ferrovial S.A.	338	7,684
Gas Natural SDG, S.A.	308	7,560
Grifols S.A.	163	6,945
Iberdrola S.A.	1,041	6,963
Industria de Diseno Textil, S.A.	233	7,468
Red Electrica Corp. S.A.	88	7,385
Repsol S.A.	368	7,568
Telefónica, S.A.	464	7,077
		126,363

Sweden–1.19%
Assa Abloy AB–Class B	167	9,654
Atlas Copco AB–Class A	305	9,520
Hennes & Mauritz AB–Class B	247	9,815
Hexagon AB–Class B	287	10,633
Investor AB–Class B	261	10,641
Nordea Bank AB	829	10,483
Sandvik AB	878	11,046
Skandinaviska Enskilda Banken AB–Class A	780	9,856
Skanska AB–Class B	442	9,832
SKF AB–Class B	387	9,385
Svenska Cellulosa AB–Class B	432	10,913
Svenska Handelsbanken AB–Class A	202	9,293
Swedbank AB–Class A	396	9,202
Swedish Match AB	312	9,581
Telefonaktiebolaget LM Ericsson–Class B	779	8,549
TeliaSonera AB	1,572	9,778
Volvo AB–Class B	838	11,507
		169,688

Switzerland–1.86%
ABB Ltd.	449	9,834
Actelion Ltd.	79	10,462
Adecco S.A	118	9,676
Cie Financiere Richemont S.A.	110	9,822
Credit Suisse Group AG	370	9,805
Geberit AG	26	9,265
Givaudan S.A.	5	9,419
Glencore PLC	7,325	34,886
Holcim Ltd.	128	10,341
Julius Baer Group Ltd.	195	10,288
Kuehne + Nagel International AG	69	10,376
Nestle S.A.	134	10,451
Novartis AG	100	10,334
Roche Holding AG	34	9,795

	Shares	Value
Switzerland–(continued)
Schindler Holding AG–Participation Ctfs.	58	$9,874
SGS S.A.	5	9,731
Sika AG	3	10,355
STMicroelectronics N.V.	717	5,714
Swatch Group AG (The)	22	9,874
Swiss Re AG	103	9,157
Swisscom AG	17	10,151
Syngenta AG	29	9,750
TE Connectivity Ltd.	87	5,790
UBS Group AG	547	11,023
Zurich Insurance Group AG	30	9,293
		265,466

Taiwan–3.14%
Asia Cement Corp.	8,450	10,694
Asia Pacific Telecom Co., Ltd.	13,000	5,604
Cathay Financial Holding Co., Ltd.	4,758	8,315
Chailease Holding Co. Ltd.	4,000	10,967
Chang Hwa Commercial Bank	17,472	10,677
Cheng Shin Rubber Industry Co., Ltd.	3,000	7,180
China Airlines Ltd.(a)	14,000	7,452
China Development Financial Holding Corp.	25,224	10,518
China Life Insurance Co., Ltd.	9,498	10,052
China Steel Chemical Corp.	1,400	6,801
China Steel Corp.	15,409	12,943
Chunghwa Telecom Co., Ltd.	6,551	21,162
CTBC Financial Holding Co. Ltd.	13,420	10,446
E.Sun Financial Holding Co. Ltd.	16,159	11,064
Far Eastern New Century Corp.	9,521	10,455
Far EasTone Telecommunications Co., Ltd.	3,267	7,792
First Financial Holding Co., Ltd.	20,843	13,111
Formosa Chemicals & Fibre Corp.	3,267	8,312
Formosa Petrochemical Corp.	4,000	10,294
Formosa Plastics Corp.	3,734	9,594
Foxconn Technology Co. Ltd.	2,920	8,323
Fubon Financial Holding Co. Ltd.	3,301	7,096
Highwealth Construction Corp.	3,726	9,732
Hon Hai Precision Industry Co., Ltd.	2,790	8,365
Hua Nan Financial Holdings Co., Ltd.	19,000	11,672
Kenda Rubber Industrial Co., Ltd.	4,000	7,823
Lite-On Technology Corp.	5,000	6,310
Makalot Industrial Co., Ltd.	1,000	7,815
Mega Financial Holding Co., Ltd.	13,000	11,564
Nan Ya Plastics Corp.	3,384	8,306
President Chain Store Corp.	1,000	7,406
Ruentex Development Co., Ltd.	5,000	8,882
Ruentex Industries Ltd.	3,000	7,359
Shin Kong Financial Holding Co., Ltd.	38,984	12,641
SinoPac Financial Holdings Co., Ltd.	25,432	11,522
Synnex Technology International Corp.	5,000	7,085
Taishin Financial Holding Co., Ltd.	20,970	9,602
Taiwan Cement Corp.	5,668	8,053
Taiwan Cooperative Financial Holding Co. Ltd.	30,187	16,294

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Macro Long/Short Fund

	Shares	Value
Taiwan–(continued)
Taiwan Fertilizer Co., Ltd.	5,718	$10,513
Taiwan Mobile Co., Ltd.	2,217	7,795
Taiwan Semiconductor Manufacturing Co. Ltd.	1,750	8,450
Tong Yang Industry Co., Ltd.	5,000	5,928
Tripod Technology Corp.	3,000	5,870
Uni-President Enterprises Corp.	3,948	6,474
WPG Holdings Ltd.	6,068	7,591
Yang Ming Marine Transport(a)	12,000	6,271
Yuanta Financial Holding Co., Ltd.	17,375	10,099
		448,274

Thailand–0.81%
Advanced Info Service PCL	900	6,528
Bangkok Bank PCL	1,600	8,947
Bangkok Dusit Medical Services PCL–Class F	10,000	6,113
BTS Group Holdings PCL	27,000	7,565
Central Pattana PCL	4,800	6,106
CP ALL PCL	6,200	7,876
Home Product Center PCL	29,333	6,386
Intouch Holdings PCL	3,600	8,390
Kasikornbank PCL	1,000	6,341
Krungthai Bank PCL	9,900	5,982
PTT Global Chemical PCL	3,700	7,172
Siam Cement PCL (The)	500	8,132
Siam Commercial Bank PCL (The)	1,400	6,729
Thai Beverage PCL	19,600	10,575
Thai Oil PCL	4,200	7,426
Thai Union Frozen Products PCL	9,900	6,117
		116,385

Turkey–0.23%
Aselsan Elektronik Sanayi Ve Ticaret A.S.	1,374	7,157
BIM Birlesik Magazalar A.S.	353	6,538
Koc Holding A.S.	1,540	7,289
Turk Telekomunikasyon A.S.	2,293	6,341
Turkcell Iletisim Hizmetleri A.S.	1,257	5,597
		32,922

United Kingdom–11.04%
Anglo American PLC	1,985	33,671
ARM Holdings PLC	1,817	30,889
Associated British Foods PLC	719	31,488
AstraZeneca PLC	451	31,082
Aviva PLC	3,842	31,003
BAE Systems PLC	4,005	31,179
Barclays PLC	8,557	33,502
BG Group PLC	2,471	44,855
BP PLC	4,844	34,957
British American Tobacco PLC	597	32,838
BT Group PLC	4,697	32,821
Burberry Group PLC	1,173	31,339
Centrica PLC	8,540	33,387
CNH Industrial N.V.	826	7,273
Compass Group PLC	1,816	32,195

	Shares	Value
United Kingdom–(continued)
Delphi Automotive PLC	86	$7,138
Diageo PLC	1,136	31,554
Experian PLC	1,911	34,168
Fiat Chrysler Automobiles N.V.(a)	432	6,424
GlaxoSmithKline PLC	1,336	30,910
HSBC Holdings PLC	3,736	37,061
Imperial Tobacco Group PLC	703	34,374
Kingfisher PLC	5,865	31,577
Land Securities Group PLC	1,712	32,751
Legal & General Group PLC	7,449	29,630
Lloyds Banking Group PLC	27,093	32,148
Marks & Spencer Group PLC	4,065	34,436
National Grid PLC	2,457	33,036
Next PLC	295	33,232
Old Mutual PLC	9,429	33,864
Pearson PLC	1,464	29,593
Prudential PLC	1,257	31,371
Reckitt Benckiser Group PLC	367	32,773
Reed Elsevier N.V.	301	7,235
Reed Elsevier PLC	1,863	30,854
Rio Tinto Ltd.	232	10,441
Rio Tinto PLC	750	33,412
Rolls-Royce Holdings PLC–Preference Shares(a)	307,944	473
Rolls-Royce Holdings PLC(a)	2,184	34,999
Royal Bank of Scotland Group PLC(a)	6,132	31,740
Royal Dutch Shell PLC–Class A	1,059	33,359
SABMiller PLC	589	31,209
Sky PLC	2,139	35,305
Smith & Nephew PLC	1,903	32,561
SSE PLC	1,406	33,306
Standard Chartered PLC	2,051	33,544
Standard Life PLC	4,491	32,176
Tesco PLC	8,922	30,150
Tullow Oil PLC	4,475	28,433
Unilever PLC	754	33,108
Vodafone Group PLC	9,571	33,779
Wolseley PLC	521	30,898
WPP PLC	1,382	32,274
		1,577,775

United States–21.65%
3M Co.	37	5,786
Abbott Laboratories	135	6,267
AbbVie Inc.	107	6,919
ABM Industries Inc.	424	13,589
Acadia Realty Trust	470	14,523
Accenture PLC–Class A	69	6,393
ACE Ltd.	54	5,777
Actavis PLC(a)	20	5,657
Actuant Corp.–Class A	465	11,076
Adobe Systems Inc.(a)	84	6,389
Aerojet Rocketdyne Holdings, Inc.(a)	584	11,481
Aetna Inc.	59	6,305

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
Aflac, Inc.	101	$6,367
Agilent Technologies, Inc.	149	6,164
Agree Realty Corp.	449	13,820
Air Products and Chemicals, Inc.	45	6,454
Albany International Corp.–Class A	296	11,603
Alexion Pharmaceuticals, Inc.(a)	32	5,415
ALLETE, Inc.	281	14,134
Allstate Corp. (The)	88	6,130
Altria Group, Inc.	122	6,106
Amazon.com, Inc.(a)	17	7,170
American Airlines Group Inc.	122	5,891
American Assets Trust Inc.	370	14,726
American Electric Power Co., Inc.	103	5,858
American Express Co.	78	6,041
American International Group, Inc.	111	6,248
American States Water Co.	279	10,711
American Tower Corp.	63	5,955
Ameriprise Financial, Inc.	48	6,013
Amgen Inc.	36	5,685
Anadarko Petroleum Corp.	73	6,869
Analog Devices, Inc.	106	6,555
Anthem, Inc.	41	6,188
Aon PLC	68	6,544
Apache Corp.	108	7,387
Apple Inc.	55	6,883
Applied Industrial Technologies, Inc.	263	10,986
Applied Materials, Inc.	249	4,928
Archer-Daniels-Midland Co.	137	6,697
Associated Estates Realty Corp.	537	15,304
Astoria Financial Corp.	890	11,721
AT&T Inc.	186	6,443
Automatic Data Processing, Inc.	77	6,510
AutoZone, Inc.(a)	10	6,727
Avista Corp.	403	13,146
Baker Hughes Inc.	108	7,394
Bank of America Corp.	382	6,085
Bank of New York Mellon Corp. (The)	163	6,901
Baxter International Inc.	95	6,530
BB&T Corp.	163	6,241
Becton, Dickinson and Co.	44	6,198
Benchmark Electronics, Inc.(a)	500	11,765
Berkshire Hathaway Inc.–Class B(a)	41	5,790
Biogen Inc.(a)	14	5,235
BlackRock, Inc.	17	6,187
Boeing Co. (The)	42	6,020
Boston Properties, Inc.	45	5,954
Bristol-Myers Squibb Co.	101	6,437
Broadcom Corp.–Class A	145	6,410
Brookline Bancorp, Inc.	1,312	14,130
CACI International Inc.–Class A(a)	161	14,207
Capital One Financial Corp.	74	5,983
Capstead Mortgage Corp.	1,873	21,820
Cardinal Financial Corp.	575	11,862

	Shares	Value
United States–(continued)
Cardinal Health, Inc.	75	$6,325
Carnival Corp.	138	6,068
Casey’s General Stores, Inc.	122	10,026
Caterpillar Inc.	79	6,864
CBS Corp.–Class B	102	6,337
Cedar Realty Trust Inc.	1,708	11,939
Celgene Corp.(a)	53	5,727
CenturyLink Inc.	183	6,581
Charles Schwab Corp. (The)	202	6,161
Chemed Corp.	108	12,447
Chesapeake Energy Corp.	404	6,371
Chesapeake Lodging Trust	352	11,176
Chevron Corp.	55	6,108
Chubb Corp. (The)	60	5,901
Cigna Corp.	50	6,232
Cisco Systems, Inc.	223	6,429
Citigroup Inc.	121	6,452
City Holding Co.	250	11,492
CME Group Inc.–Class A	69	6,273
Coca-Cola Co. (The)	149	6,043
Cognizant Technology Solutions Corp.–Class A(a)	101	5,913
Colgate-Palmolive Co.	95	6,392
Comcast Corp.–Class A	116	6,700
Community Bank System, Inc.	330	11,533
ConocoPhillips	101	6,860
Consolidated Edison, Inc.	105	6,463
CoreSite Realty Corp.	264	12,693
Corning Inc.	273	5,714
Costco Wholesale Corp.	43	6,151
Cousins Properties, Inc.	1,258	12,253
Cracker Barrel Old Country Store, Inc.	103	13,645
Crown Castle International Corp.	74	6,181
CSG Systems International, Inc.	381	11,095
CSX Corp.	173	6,244
Cummins Inc.	43	5,945
CVS Health Corp.	65	6,454
Danaher Corp.	77	6,305
Darling International Inc.(a)	753	10,286
Deere & Co.	69	6,246
Delta Air Lines, Inc.	131	5,848
Devon Energy Corp.	110	7,503
DiamondRock Hospitality Co.	840	11,390
Dime Community Bancshares, Inc.	862	13,723
DineEquity, Inc.	113	10,897
DIRECTV(a)	70	6,349
Discover Financial Services	109	6,319
Dollar General Corp.	85	6,180
Dominion Resources, Inc.	82	5,878
Dow Chemical Co. (The)	135	6,885
Duke Energy Corp.	84	6,516
E. I. du Pont de Nemours and Co.	86	6,295
EastGroup Properties, Inc.	252	14,414
Eaton Corp. PLC	89	6,117

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
eBay Inc.(a)	108	$6,292
Ecolab Inc.	60	6,719
Edison International	95	5,789
Education Realty Trust, Inc.	403	13,549
El Paso Electric Co.	360	13,396
Eli Lilly and Co.	86	6,181
EMC Corp.	242	6,512
EMCOR Group, Inc.	265	11,827
Emerson Electric Co.	114	6,707
Encore Capital Group, Inc.(a)	310	12,536
EnPro Industries, Inc.	193	12,354
Entergy Corp.	82	6,329
EOG Resources, Inc.	71	7,025
EPR Properties	216	12,457
Equity Residential	79	5,835
ESCO Technologies Inc.	357	13,102
Exelon Corp.	194	6,600
Exponent, Inc.	130	11,519
Express Scripts Holding Co.(a)	82	7,085
Exxon Mobil Corp.	76	6,640
F.N.B. Corp.	924	12,261
Facebook Inc.–Class A(a)	83	6,538
FedEx Corp.	35	5,935
First Financial Bancorp.	621	10,718
First Midwest Bancorp, Inc.	639	10,927
FirstEnergy Corp.	177	6,356
Ford Motor Co.	425	6,715
Forrester Research, Inc.	305	10,611
Forward Air Corp.	226	11,384
Franklin Resources, Inc.	121	6,239
Franklin Street Properties Corp.	1,232	14,550
Freeport-McMoRan Inc.	350	8,144
General Dynamics Corp.	47	6,454
General Electric Co.	250	6,770
General Mills, Inc.	117	6,475
General Motors Co.	166	5,820
Geo Group Inc. (The)	318	12,402
Getty Realty Corp.	844	14,660
Gilead Sciences, Inc.(a)	61	6,131
Goldman Sachs Group, Inc. (The)	33	6,482
Google Inc.–Class A(a)	12	6,585
Government Properties Income Trust	726	15,130
Greatbatch, Inc.(a)	238	12,833
Halliburton Co.	152	7,440
HCP, Inc.	151	6,084
Health Care REIT, Inc.	85	6,122
Healthcare Realty Trust, Inc.	599	15,334
Healthcare Services Group, Inc.	393	11,896
Hershey Co. (The)	59	5,423
Hess Corp.	94	7,229
Hewlett-Packard Co.	194	6,396
Hillenbrand, Inc.	359	10,551
Hilton Worldwide Holdings Inc.(a)	236	6,835

	Shares	Value
United States–(continued)
Home Depot, Inc. (The)	55	$5,884
Honeywell International Inc.	61	6,156
Horace Mann Educators Corp.	438	14,879
Humana Inc.	35	5,796
Iconix Brand Group, Inc.(a)	311	8,182
Illinois Tool Works Inc.	65	6,083
Illumina, Inc.(a)	32	5,896
Independent Bank Corp.	302	12,599
Infinity Property & Casualty Corp.	170	12,605
Ingersoll-Rand PLC	96	6,321
Inland Real Estate Corp.	1,588	16,341
Integra LifeSciences Holdings Corp.(a)	208	12,226
Intel Corp.	206	6,705
Intercontinental Exchange, Inc.	27	6,062
International Business Machines Corp.	39	6,680
International Paper Co.	115	6,178
Intuit Inc.	64	6,421
Intuitive Surgical, Inc.(a)	12	5,952
J & J Snack Foods Corp.	112	11,685
Johnson & Johnson	63	6,250
Johnson Controls, Inc.	139	7,003
JPMorgan Chase & Co.	108	6,832
Kaiser Aluminum Corp.	220	17,681
Kaman Corp.	342	14,265
Kellogg Co.	101	6,396
Kimberly-Clark Corp.	60	6,581
Kinder Morgan Inc.	149	6,400
Kite Realty Group Trust	502	13,152
Kraft Foods Group, Inc.	104	8,814
Kroger Co. (The)	84	5,788
Laclede Group, Inc. (The)	329	17,085
Las Vegas Sands Corp.	115	6,081
Lexington Realty Trust	1,281	11,875
Littelfuse, Inc.	105	10,289
Lockheed Martin Corp.	32	5,971
Lorillard, Inc.	102	7,126
Lowe’s Cos., Inc.	92	6,335
LTC Properties, Inc.	357	15,515
LyondellBasell Industries N.V.–Class A	76	7,868
Macy’s, Inc.	99	6,398
Magellan Health, Inc.(a)	233	14,749
Marathon Oil Corp.	246	7,651
Marathon Petroleum Corp.	63	6,210
Marriott Vacations Worldwide Corp.	151	12,414
Marsh & McLennan Cos., Inc.	107	6,009
MasterCard, Inc.–Class A	72	6,495
Matthews International Corp.–Class A	274	13,297
McDonald’s Corp.	69	6,662
McGraw Hill Financial, Inc.	59	6,154
McKesson Corp.	29	6,479
Mead Johnson Nutrition Co.	66	6,331
Medical Properties Trust Inc.	982	13,728
Medtronic PLC	85	6,328

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
Merck & Co., Inc.	104	$6,194
MetLife, Inc.	119	6,104
Micron Technology, Inc.(a)	225	6,329
Microsoft Corp.	150	7,296
MKS Instruments, Inc.	314	10,930
Mondelez International Inc.–Class A	177	6,791
Monsanto Co.	53	6,040
Morgan Stanley	171	6,380
Mosaic Co. (The)	127	5,588
Motorola Solutions, Inc.	94	5,617
MTS Systems Corp.	153	10,799
Mueller Industries, Inc.	330	11,563
National Oilwell Varco Inc.	130	7,073
National Penn Bancshares, Inc.	1,105	11,492
Navigators Group, Inc. (The)(a)	183	14,283
NBT Bancorp Inc.	437	10,554
Netflix Inc.(a)	15	8,347
New Jersey Resources Corp.	376	11,472
NextEra Energy, Inc.	58	5,854
NIKE, Inc.–Class B	65	6,425
Noble Energy, Inc.	135	6,847
Norfolk Southern Corp.	57	5,748
Northern Trust Corp.	93	6,803
Northrop Grumman Corp.	41	6,316
Northwest Bancshares, Inc.	1,158	14,255
Northwest Natural Gas Co.	315	14,710
NorthWestern Corp.	276	14,377
Nucor Corp.	130	6,352
Occidental Petroleum Corp.	89	7,129
Old National Bancorp	736	10,054
Omnicom Group Inc.	81	6,137
Oracle Corp.	135	5,889
Oritani Financial Corp.	1,029	15,332
PACCAR Inc.	101	6,600
Parkway Properties, Inc.	794	12,918
Pennsylvania Real Estate Investment Trust	444	10,039
PepsiCo, Inc.	69	6,563
Pfizer Inc.	202	6,854
PG&E Corp.	117	6,192
Philip Morris International Inc.	76	6,344
Phillips 66	89	7,059
Piedmont Natural Gas Co., Inc.	409	15,313
Pioneer Natural Resources Co.	40	6,911
PNC Financial Services Group, Inc. (The)	69	6,329
Pool Corp.	182	11,810
Post Properties, Inc.	291	16,636
PPG Industries, Inc.	28	6,204
PPL Corp.	172	5,853
Praxair, Inc.	53	6,462
Precision Castparts Corp.	31	6,407
Priceline Group Inc. (The)(a)	5	6,189
ProAssurance Corp.	341	15,328
Procter & Gamble Co. (The)	72	5,725

	Shares	Value
United States–(continued)
Prologis, Inc.	153	$6,151
Provident Financial Services, Inc.	617	11,106
Prudential Financial, Inc.	78	6,365
PS Business Parks, Inc.	188	14,354
Public Service Enterprise Group Inc.	155	6,439
Public Storage	32	6,013
QUALCOMM, Inc.	92	6,256
Raytheon Co.	59	6,136
Regeneron Pharmaceuticals, Inc.(a)	13	5,947
Retail Opportunity Investments Corp.	867	14,548
Reynolds American Inc.	96	7,037
RLI Corp.	262	13,011
Sabra Health Care REIT, Inc.	415	12,400
Safety Insurance Group, Inc.	221	12,851
salesforce.com, inc.(a)	95	6,918
Samsonite International S.A.	3,088	11,295
SanDisk Corp.	74	4,954
Saul Centers, Inc.	232	11,674
Schlumberger Ltd.	78	7,380
Scholastic Corp.	294	11,948
SEACOR Holdings Inc.(a)	152	11,044
Selective Insurance Group, Inc.	433	11,665
Sempra Energy	59	6,264
Simon Property Group, Inc.	34	6,171
Snyder’s-Lance, Inc.	348	10,276
South Jersey Industries, Inc.	271	14,295
Southern Co. (The)	143	6,335
Southwest Airlines Co.	139	5,638
Southwest Gas Corp.	259	14,245
Sovran Self Storage, Inc.	171	14,935
Spectra Energy Corp.	167	6,221
St. Jude Medical, Inc.	92	6,445
Starbucks Corp.	132	6,545
State Street Corp.	82	6,324
Stepan Co.	276	14,057
Sterling Bancorp	821	10,657
Stryker Corp.	65	5,996
SunTrust Banks, Inc.	158	6,557
Sysco Corp.	161	5,962
T. Rowe Price Group Inc.	72	5,845
Target Corp.	84	6,622
Tetra Tech, Inc.	437	11,847
Texas Instruments Inc.	114	6,180
Texas Roadhouse, Inc.	328	11,021
Thermo Fisher Scientific, Inc.	47	5,907
Time Warner Cable Inc.	40	6,221
Time Warner Inc.	79	6,668
TJX Cos., Inc. (The)	93	6,002
Tompkins Financial Corp.	205	10,691
Toro Co. (The)	206	13,810
Travelers Cos., Inc. (The)	59	5,965
TrustCo Bank Corp NY	1,559	10,399
Twenty-First Century Fox, Inc.–Class A	183	6,237

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Macro Long/Short Fund

	Shares	Value
United States–(continued)
Tyco International PLC	145	$5,710
U.S. Bancorp	137	5,873
UIL Holdings Corp.	302	15,064
Union Pacific Corp.	56	5,949
United Bankshares, Inc.	297	11,161
United Parcel Service, Inc.–Class B	64	6,434
United Technologies Corp.	53	6,029
UnitedHealth Group Inc.	54	6,016
Universal Health Realty Income Trust	311	15,444
Urstadt Biddle Properties Inc.–Class A	664	13,778
Valero Energy Corp.	105	5,975
Ventas, Inc.	91	6,270
Verizon Communications Inc.	136	6,860
Vertex Pharmaceuticals Inc.(a)	52	6,411
VF Corp.	85	6,157
Viacom Inc.–Class B	92	6,389
Visa Inc.–Class A	96	6,341
Vornado Realty Trust	58	6,002
Wal-Mart Stores, Inc.	73	5,698
Walgreens Boots Alliance, Inc.	73	6,054
Walt Disney Co. (The)	60	6,523
Waste Management, Inc.	122	6,043
WD-40 Co.	137	11,092
Wells Fargo & Co.	116	6,392

	Shares	Value
United States–(continued)
West Pharmaceutical Services, Inc.	216	$11,508
Westamerica Bancorp.	284	12,368
Western Digital Corp.	64	6,255
Weyerhaeuser Co.	180	5,672
Whole Foods Market, Inc.	127	6,066
Williams Cos., Inc. (The)	135	6,911
Wintrust Financial Corp.	261	12,721
Xcel Energy, Inc.	175	5,934
Yahoo! Inc.(a)	143	6,087
Yum! Brands, Inc.	82	7,049
Zimmer Holdings, Inc.	54	5,931
Zoetis Inc.	143	6,352
		3,092,941
Total Common Stocks & Other Equity Interests (Cost $10,648,919)		11,214,582

Money Market Funds–17.29%
Liquid Assets Portfolio–Institutional Class(e)	1,235,039	1,235,039
Premier Portfolio–Institutional Class(e)	1,235,039	1,235,039
Total Money Market Funds (Cost $2,470,078)		2,470,078
TOTAL INVESTMENTS–95.79% (Cost $13,118,997)		13,684,660
OTHER ASSETS LESS LIABILITIES–4.21%		601,582
NET ASSETS–100.00%		$14,286,242

Investment Abbreviations:

ADR	– American Depositary Receipt
CPO	– Certificates of Ordinary Participation
Ctfs.	– Certificates
REIT	– Real Estate Investment Trust

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Each unit represents one common stock and four preferred stocks.
(c)	Each unit represents one Series B share, two Series D-B shares and two Series D-L shares.
(d)	Each CPO represents twenty-five A shares, twenty-two B shares, thirty-five L shares and thirty-five D shares.
(e)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	23.4%
Industrials	10.9
Consumer Discretionary	9.7
Consumer Staples	7.3
Materials	5.7
Utilities	5.2
Health Care	5.1
Information Technology	4.8
Energy	3.7
Telecommunication Services	2.7
Money Market Funds Plus Other Assets Less Liabilities	21.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Macro Long/Short Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $10,648,919)	$11,214,582
Investments in affiliated money market funds, at value and cost	2,470,078
Total investments, at value (Cost $13,118,997)	13,684,660
Foreign currencies, at value (Cost $60,496)	62,003
Receivable for:
Deposits with brokers for open futures contracts	685,000
Variation margin — futures	21,468
Dividends	38,127
Investment for trustee deferred compensation and retirement plans	3,673
Other assets	95,547
Total assets	14,590,478

Liabilities:
Payable for:
Fund shares reacquired	75
Accrued fees to affiliates	9,883
Accrued trustees’ and officers’ fees and benefits	1,949
Accrued other operating expenses	99,977
Trustee deferred compensation and retirement plans	3,673
Unrealized depreciation on forward foreign currency contracts outstanding	187,800
Unrealized depreciation on swap agreements — OTC	879
Total liabilities	304,236
Net assets applicable to shares outstanding	$14,286,242

Net assets consist of:
Shares of beneficial interest	$13,958,935
Undistributed net investment income	9,780
Undistributed net realized gain (loss)	(19,656)
Net unrealized appreciation	337,183
$14,286,242

Net Assets:
Class A	$6,102,260
Class C	$22,488
Class R	$10,193
Class Y	$6,756,741
Class R5	$663,888
Class R6	$730,672

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	598,560
Class C	2,205
Class R	1,001
Class Y	661,997
Class R5	65,001
Class R6	71,582
Class A:
Net asset value per share	$10.19
Maximum offering price per share
(Net asset value of $10.19 ÷ 94.50%)	$10.78
Class C:
Net asset value and offering price per share	$10.20
Class R:
Net asset value and offering price per share	$10.18
Class Y:
Net asset value and offering price per share	$10.21
Class R5:
Net asset value and offering price per share	$10.21
Class R6:
Net asset value and offering price per share	$10.21

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Macro Long/Short Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $7,665)	$148,850
Dividends from affiliated money market funds	527
Total investment income	149,377

Expenses:
Advisory fees	85,457
Administrative services fees	24,795
Custodian fees	52,792
Distribution fees:
Class A	7,372
Class C	147
Class R	25
Transfer agent fees — A, C, R and Y	1,528
Transfer agent fees — R5	36
Transfer agent fees — R6	32
Trustees’ and officers’ fees and benefits	9,876
Registration and filing fees	57,542
Licensing Fees	37,101
Professional services fees	29,936
Other	53,460
Total expenses	360,099
Less: Fees waived and expenses reimbursed	(243,349)
Net expenses	116,750
Net investment income	32,627

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $551)	59,256
Foreign currencies	(10,886)
Forward foreign currency contracts	572,033
Futures contracts	(423,344)
Swap agreements	(6,643)
190,416
Change in net unrealized appreciation (depreciation) of:
Investment securities (net of foreign taxes on holdings of $347)	290,889
Foreign currencies	2,766
Forward foreign currency contracts	(212,916)
Futures contracts	144,085
Swap agreements	2
224,826
Net realized and unrealized gain	415,242
Net increase in net assets resulting from operations	$447,869

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Macro Long/Short Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period December 17, 2013

(commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	December 17, 2013 (commencement date) through October 31, 2014
Operations:
Net investment income	$32,627	$70,747
Net realized gain (loss)	190,416	(187,807)
Change in net unrealized appreciation	224,826	112,357
Net increase (decrease) in net assets resulting from operations	447,869	(4,703)

Distributions to shareholders from net investment income:
Class A	(61,803)	—
Class R	(82)	—
Class Y	(73,701)	—
Class R5	(15,530)	—
Class R6	(9,070)	—
Total distributions from net investment income	(160,186)	—

Share transactions–net:
Class A	54,002	5,931,843
Class C	(44,999)	67,324
Class R	—	10,010
Class Y	773,498	5,837,544
Class R5	(571,965)	1,229,957
Class R6	27,726	688,322
Net increase in net assets resulting from share transactions	238,262	13,765,000
Net increase in net assets	525,945	13,760,297

Net assets:
Beginning of period	13,760,297	—
End of period (includes undistributed net investment income of $9,780 and $137,339, respectively)	$14,286,242	$13,760,297

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Macro Long/Short Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to seek a positive absolute return over a complete economic and market cycle.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not

19                         Invesco Macro Long/Short Fund

listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

20                         Invesco Macro Long/Short Fund

D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

21                         Invesco Macro Long/Short Fund

merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between two parties (“Counterparties”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security possesses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

M.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
N.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $10 billion	1.25%
Over $10 billion	1.15%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.25%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.87%, 2.62%, 2.12%, 1.62%, 1.62% and 1.62% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected

22                         Invesco Macro Long/Short Fund

above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $241,753 and reimbursed class level expenses of $741, $4, $1, $782, $36 and $32 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $56 in front-end sales commissions from the sale of Class A shares and $543 from Class C shares, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $665,239 and from Level 2 to Level 1 of $941,888, due to foreign fair value adjustments.

	Level 1	Level 2	Level 3	Total
Australia	$36,594	$643,151	$—	$679,745
Austria	8,586	15,845	—	24,431
Belgium	—	42,715	—	42,715
Bermuda	15,015	—	—	15,015
Brazil	30,698	—	—	30,698
Chile	80,579	—	—	80,579

23                         Invesco Macro Long/Short Fund

	Level 1	Level 2	Level 3	Total
China	$210,351	$44,390	$—	$254,741
Colombia	27,406	—	—	27,406
Czech Republic	14,488	—	—	14,488
Denmark	10,955	53,806	—	64,761
Egypt	6,516	—	—	6,516
Finland	—	46,835	—	46,835
France	21,917	340,289	—	362,206
Germany	57,609	191,387	—	248,996
Greece	6,124	—	—	6,124
Hong Kong	323,408	180,788	—	504,196
Hungary	16,067	—	—	16,067
India	5,390	—	—	5,390
Indonesia	25,848	36,461	—	62,309
Ireland	—	45,575	—	45,575
Italy	8,712	89,144	—	97,856
Japan	7,945	1,586,516	—	1,594,461
Luxembourg	—	14,886	—	14,886
Macau	—	10,313	—	10,313
Malaysia	119,991	102,351	—	222,342
Mexico	75,083	—	—	75,083
Morocco	—	11,429	—	11,429
Netherlands	—	86,875	—	86,875
New Zealand	—	31,202	—	31,202
Norway	—	53,973	—	53,973
Philippines	62,777	37,016	—	99,793
Poland	21,485	15,164	—	36,649
Portugal	—	7,365	—	7,365
Qatar	5,670	—	—	5,670
Russia	—	6,979	—	6,979
Singapore	22,665	231,695	—	254,360
South Africa	27,774	134,217	—	161,991
South Korea	9,229	65,519	—	74,748
Spain	—	126,363	—	126,363
Sweden	8,549	161,139	—	169,688
Switzerland	50,827	214,639	—	265,466
Taiwan	13,056	435,218	—	448,274
Thailand	26,960	89,425	—	116,385
Turkey	25,765	7,157	—	32,922
United Kingdom	149,527	1,428,248	—	1,577,775
United States	5,563,019	—	—	5,563,019
	7,096,585	6,588,075	—	13,684,660
Forward Foreign Currency Contracts*	—	(187,800)	—	(187,800)
Futures Contracts*	(41,639)	—	—	(41,639)
Swap Agreements*	—	(879)	—	(879)
Total Investments	$7,054,946	$6,399,396	$—	$13,454,342

*	Unrealized appreciation (depreciation).

24                         Invesco Macro Long/Short Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$—	$(187,800)
Equity risk:
Futures contracts(b)	165,385	(207,024)
Swap contracts(c)	—	(879)
Total	$165,385	$(395,703)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on forward foreign currency contracts outstanding.
(b)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap transactions — OTC.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss)
	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Realized Gain (Loss):
Currency risk	$—	$572,033	$—
Equity risk	(423,344)	—	(6,643)
Change in Unrealized Appreciation (Depreciation):
Currency risk	—	(212,916)	—
Equity risk	144,085	—	2
Total	$(279,259)	$359,117	$(6,641)

The table below summarizes the average notional value of futures contracts, forward foreign currency contracts, and swap agreements outstanding during the period.

	Futures Contracts	Forward Foreign Currency Contracts	Swap Agreements
Average notional value	$11,305,299	$5,542,737	$185,925

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
6/15/2015	Canadian Imperial Bank of Commerce	AUD	850,000	USD	652,120	$670,627	$(18,507)
6/15/2015	Canadian Imperial Bank of Commerce	CHF	210,000	USD	215,539	225,520	(9,981)
6/15/2015	Canadian Imperial Bank of Commerce	EUR	1,060,000	USD	1,131,126	1,190,947	(59,821)
6/15/2015	Canadian Imperial Bank of Commerce	GBP	1,070,000	USD	1,574,612	1,642,068	(67,456)
6/15/2015	Canadian Imperial Bank of Commerce	JPY	190,200,00	USD	1,580,654	1,593,730	(13,076)
6/15/2015	Canadian Imperial Bank of Commerce	NOK	330,000	USD	40,626	43,769	(3,143)
6/15/2015	Canadian Imperial Bank of Commerce	NZD	40,000	USD	30,000	30,395	(395)
6/15/2015	Canadian Imperial Bank of Commerce	SEK	1,450,000	USD	165,716	174,173	(8,457)
6/15/2015	Canadian Imperial Bank of Commerce	SGD	330,000	USD	257,315	264,279	(6,964)
Total Forward Foreign Currency Contracts — Currency Risk							$(187,800)

Currency Abbreviations:

AUD	– Australian Dollar
CHF	– Swiss Franc
EUR	– Euro
GBP	– British Pound Sterling

JPY	– Japanese Yen
NOK	– Norwegian Krone
NZD	– New Zealand Dollar

SEK	– Swedish Krona
SGD	– Singapore Dollar
USD	– U.S. Dollar

25                         Invesco Macro Long/Short Fund

Open Futures Contracts(a)
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Dow Jones EURO STOXX 50 Index	Long	22	June-2015	$881,431	$(9,160)
FTSE 100 Index	Long	8	June-2015	850,937	24,471
Hang Seng Index	Long	5	May-2015	906,554	(1,801)
Mini MSCI Emerging Markets Asia Index	Long	18	June-2015	934,830	102,203
Russell 2000 Mini Index	Long	3	June-2015	364,920	(1,658)
Tokyo Stock Price Index	Long	6	June-2015	798,241	29,255
Dow Jones EURO STOXX 50 Index	Short	18	June-2015	(721,171)	395
E-Mini S&P 500 Index	Short	9	June-2015	(935,505)	(10,098)
FTSE 100 Index	Short	9	June-2015	(957,304)	(28,983)
Hang Seng Index	Short	1	May-2015	(181,311)	(1,158)
Mini MSCI Emerging Markets Asia Index	Short	18	June-2015	(934,830)	(102,277)
MSCI Singapore Index	Short	2	May-2015	(119,105)	118
SPI 200 Index	Short	5	June-2015	(569,295)	8,943
Russell 2000 Mini Index	Short	7	June-2015	(851,480)	(4,214)
Tokyo Stock Price Index	Short	6	June-2015	(931,281)	(47,675)
Total Futures Contracts — Equity Risk					$(41,639)

(a)	Futures collateralized by $685,000 cash held with Goldman, Sachs International, the futures commission merchant.

Open Over-The-Counter Total Return Swap Agreements — Equity Risk
Swap Agreements	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to Swiss Market Index Futures multiplied by the Notional Value	Short	Goldman Sachs International	2	June-2015	$(193,375)	$(879)

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Liabilities:
	Gross amounts presented in Statement of Assets & Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in the Statement of Assets and Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Canadian Imperial Bank of Commerce	$187,800	$—	$187,800	$—	$—	$187,800
Goldman Sachs International	879	—	879	—	—	879
Total	$188,679	$—	$188,679	$—	$—	$188,679

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

26                         Invesco Macro Long/Short Fund

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$31,553	$124,744	$156,297

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $2,122,465 and $2,523,100, respectively. In a fund’s initial year of operations, the cost of investments for tax purposes will not reflect any tax adjustments until its fiscal year end reporting period.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$1,023,435
Aggregate unrealized (depreciation) of investment securities	(484,873)
Net unrealized appreciation of investment securities	$538,562

Cost of investments for tax purposes is $13,146,098.

27                         Invesco Macro Long/Short Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		December 17, 2013 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	5,412	$53,464	597,931	$5,981,144
Class C	1,013	10,055	6,688	67,324
Class R	—	—	1,001	10,010
Class Y	85,470	848,088	592,645	5,926,023
Class R5	—	—	123,628	1,235,815
Class R6	5,355	53,683	68,888	688,322

Issued as reinvestment of dividends:
Class A	73	710	—	—
Class R5	753	7,327	—	—
Class R6	89	866	—	—

Reacquired:
Class A	(17)	(172)	(4,839)	(49,301)
Class C	(5,496)	(55,054)	—	—
Class Y	(7,474)	(74,590)	(8,644)	(88,479)
Class R5	(58,811)	(579,292)	(569)	(5,858)
Class R6	(2,750)	(26,823)	—	—
Net increase in share activity	23,617	$238,262	1,376,729	$13,765,000
(a)	97% of the outstanding shares of the Fund are owned by the Adviser or an affiliate of the Adviser.

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$9.98	$0.02	$0.29	$0.31	$(0.10)	$10.19	3.20%	$6,102	1.85	%(e)	5.41	%(e)	0.34	%(e)	19%
Year ended 10/31/14(d)	10.00	0.04	(0.06)	(0.02)	—	9.98	(0.20)	5,921	1.85	(f)	5.82	(f)	0.45	(f)	44
Class C
Six months ended 04/30/15	9.92	(0.02)	0.30	0.28	—	10.20	2.82	22	2.60	(e)	6.16	(e)	(0.41	)(e)	19
Year ended 10/31/14(d)	10.00	(0.03)	(0.05)	(0.08)	—	9.92	(0.80)	66	2.60	(f)	6.57	(f)	(0.30	)(f)	44
Class R
Six months ended 04/30/15	9.96	0.00	0.30	0.30	(0.08)	10.18	3.08	10	2.10	(e)	5.66	(e)	0.09	(e)	19
Year ended 10/31/14(d)	10.00	0.02	(0.06)	(0.04)	—	9.96	(0.40)	10	2.10	(f)	6.07	(f)	0.20	(f)	44
Class Y
Six months ended 04/30/15	10.00	0.03	0.31	0.34	(0.13)	10.21	3.42	6,757	1.60	(e)	5.16	(e)	0.59	(e)	19
Year ended 10/31/14(d)	10.00	0.06	(0.06)	0.00	—	10.00	0.00	5,843	1.60	(f)	5.57	(f)	0.70	(f)	44
Class R5
Six months ended 04/30/15	10.01	0.03	0.30	0.33	(0.13)	10.21	3.32	664	1.60	(e)	5.14	(e)	0.59	(e)	19
Year ended 10/31/14(d)	10.00	0.06	(0.05)	0.01	—	10.01	0.10	1,231	1.60	(f)	5.54	(f)	0.70	(f)	44
Class R6
Six months ended 04/30/15	10.00	0.03	0.31	0.34	(0.13)	10.21	3.42	731	1.60	(e)	5.14	(e)	0.59	(e)	19
Year ended 10/31/14(d)	10.00	0.06	(0.06)	0.00	—	10.00	0.00	689	1.60	(f)	5.54	(f)	0.70	(f)	44

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Commencement date of December 17, 2013.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $5,947, $30, $10, $6,279, $814 and $707 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(f)	Annualized.

28                         Invesco Macro Long/Short Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period [2]
A	$1,000.00	$1,032.00	$9.32	$1,015.62	$9.25	1.85%
C	1,000.00	1,028.20	13.07	1,011.90	12.97	2.60
R	1,000.00	1,030.80	10.57	1,014.38	10.49	2.10
Y	1,000.00	1,034.20	8.07	1,016.86	8.00	1.60
R5	1,000.00	1,033.20	8.07	1,016.86	8.00	1.60
R6	1,000.00	1,034.20	8.07	1,016.86	8.00	1.60

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

29                         Invesco Macro Long/Short Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MLS-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco MLP Fund
Nasdaq:
A: ILPAX ¡ C: ILPCX ¡ R: ILPRX ¡ Y: ILPYX ¡ R5: ILPFX ¡ R6: ILPQX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
5 Financial Statements
7 Notes to Financial Statements
13 Financial Highlights
19 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary

Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	–5.44%
Class C Shares	–5.82
Class R Shares	–5.57
Class Y Shares	–5.42
Class R5 Shares	–5.42
Class R6 Shares	–5.42
S&P 500 Index▼ (Broad Market Index)	4.40
Alerian MLP Index▼ (Style-Specific Index)	–7.48
Lipper Energy MLP Funds Index■ (Peer Group Index)	–2.37

Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

    The Alerian MLP Index is a market-cap weighted, float-adjusted index created to provide a comprehensive benchmark for investors to track the performance of the energy MLP sector. The Index components are selected by Alerian, LLC.

    The Lipper Energy MLP Funds Index is an unmanaged index considered representative of energy MLP funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns

As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (8/29/14)	–16.44%

Class C Shares
Inception (8/29/14)	–12.91%

Class R Shares
Inception (8/29/14)	–11.71%

Class Y Shares
Inception (8/29/14)	–11.48%

Class R5 Shares
Inception (8/29/14)	–11.48%

Class R6 Shares
Inception (8/29/14)	–11.48%

Cumulative Total Returns

As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (8/29/14)	–20.87%

Class C Shares
Inception (8/29/14)	–17.53%

Class R Shares
Inception (8/29/14)	–16.38%

Class Y Shares
Inception (8/29/14)	–16.17%

Class R5 Shares
Inception (8/29/14)	–16.17%

Class R6 Shares
Inception (8/29/14)	–16.17%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 4.33%, 5.08%, 4.58%, 4.08%, 4.08% and 4.08%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 10.06%, 10.81%, 10.31%, 9.81%, 9.70% and 9.65%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 class shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.

2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2 Invesco MLP Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3 Invesco MLP Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Units	Value
Master Limited Partnerships–86.25%
Gathering & Processing MLP–16.13%
EnLink Midstream Partners L.P.	2,606	$67,052
EQT Midstream Partners L.P.	2,736	241,315
MarkWest Energy Partners, L.P.	3,710	250,276
Rice Midstream Partners L.P.	1,733	26,255
Targa Resources Partners L.P.	3,156	143,409
Western Gas Partners L.P.	2,101	153,142
		881,449

General Partner (MLP)–4.20%
Energy Transfer Equity, L.P.	3,442	229,444

Marine–0.78%
GasLog Partners L.P. (Monaco)	1,504	42,894

Natural Gas Pipelines–0.78%
Tallgrass Energy Partners L.P.	864	42,509

Pipelines & Midstream Diversified–41.30%
Enbridge Energy Partners, L.P.	2,451	91,030
Energy Transfer Partners, L.P.	10,164	587,254
Enterprise Products Partners L.P.	24,445	837,241
Plains All American Pipeline, L.P.	10,673	534,824
Williams Partners L.P.	4,199	207,431
		2,257,780

Refined Products Pipelines & Terminals–22.54%
Buckeye Partners, L.P.	1,456	118,781
Magellan Midstream Partners, L.P.	5,338	445,723
MPLX L.P.	287	22,314
NGL Energy Partners L.P.	3,601	105,365

	Units	Value
Refined Products Pipelines & Terminals–(continued)
Rose Rock Midstream L.P.	513	$26,589
Sunoco Logistics Partners L.P.	7,433	329,728
Tesoro Logistics L.P.	2,705	151,561
Valero Energy Partners L.P.	637	32,220
		1,232,281

Upstream MLP–0.52%
Memorial Production Partners L.P.	1,575	28,224
Total Master Limited Partnerships (Cost $4,813,932)		4,714,581

	Shares
Common Stocks–8.30%
General Partner (C-Corp.)–8.30%
Kinder Morgan Inc.	3,512	150,840
Plains GP Holdings, L.P.–Class A	907	26,666
Targa Resources Corp.	801	84,081
Williams Cos., Inc. (The)	3,758	192,372
Total Common Stocks (Cost $444,183)		453,959

Money Market Funds–1.23%
Liquid Assets Portfolio–Institutional Class(a)	33,605	33,605
Premier Portfolio–Institutional Class(a)	33,606	33,606
Total Money Market Funds (Cost $67,211)		67,211
TOTAL INVESTMENTS–95.78% (Cost $5,325,326)		5,235,751
OTHER ASSETS LESS LIABILITIES–4.22%		230,659
NET ASSETS–100.00%		$5,466,410

Notes to Schedule of Investments:

(a)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By MLP sector, based on Net Assets

as of April 30, 2015

Pipelines & Midstream Diversified	41.3%
Refined Products Pipelines & Terminals	22.5
Gathering & Processing MLP	16.1
General Partner (C-Corp.)	8.3
General Partner (MLP)	4.2
Marine	0.8
Natural Gas Pipelines	0.8
Upstream MLP	0.5
Money Market Funds Plus Other Assets Less Liabilities	5.5

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco MLP Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $5,258,115)	$5,168,540
Investments in affiliated money market funds, at value and cost	67,211
Total investments, at value (Cost $5,325,326)	5,235,751
Receivable for:
Investments sold	25,992
Fund shares sold	205,420
Dividends	30,473
Fund expenses absorbed	658,483
Deferred tax asset, net	0
Other assets	50,454
Total assets	6,206,573

Liabilities:
Payable for:
Investments purchased	25,985
Accrued fees to affiliates	1,453
Accrued trustees’ and officers’ fees and benefits	1,769
Accrued other operating expenses	710,956
Total liabilities	740,163
Net assets applicable to shares outstanding	$5,466,410

Net assets consist of:
Shares of beneficial interest	$6,200,369
Undistributed net investment income (loss), net of taxes	(116,762)
Undistributed net realized gain (loss), net of taxes	(527,622)
Net unrealized appreciation (depreciation), net of taxes	(89,575)
$5,466,410

Net Assets:
Class A	$2,739,031
Class C	$237,665
Class R	$28,311
Class Y	$2,444,017
Class R5	$8,693
Class R6	$8,693

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	315,549
Class C	27,414
Class R	3,262
Class Y	281,407
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$8.68
Maximum offering price per share
(Net asset value of $8.68 ÷ 94.50%)	$9.19
Class C:
Net asset value and offering price per share	$8.67
Class R:
Net asset value and offering price per share	$8.68
Class Y:
Net asset value and offering price per share	$8.68
Class R5:
Net asset value and offering price per share	$8.68
Class R6:
Net asset value and offering price per share	$8.68

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco MLP Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of return of capital distributions of $92,475)	$10,195
Dividends from affiliated money market funds	36
Total investment income	10,231

Expenses:
Advisory fees	24,047
Administrative services fees	24,795
Custodian fees	5,279
Distribution fees:
Class A	2,963
Class C	3,255
Class R	64
Transfer agent fees — A, C, R and Y	2,661
Transfer agent fees — R5	4
Transfer agent fees — R6	4
Trustees’ and officers’ fees and benefits	9,769
Registration and filing fees	49,630
Professional services fees	255,334
Other	11,438
Total expenses, before waivers and taxes	389,243
Less: Fees waived and expenses reimbursed	(353,029)
Net expenses, before taxes	36,214
Net investment income (loss), before taxes	(25,983)
Net tax expense (benefit)	0
Net investment income (loss), net of taxes	(25,983)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(498,964)
Net tax expense (benefit)	0
Net realized gain (loss), net of taxes	(498,964)
Change in net unrealized appreciation of:
Investment securities	205,311
Net tax expense (benefit)	0
Net change in unrealized appreciation, net of taxes	205,311
Net realized and unrealized gain (loss), net of taxes	(293,653)
Net increase (decrease) in net assets resulting from operations	$(319,636)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco MLP Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period August 29, 2014 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	August 29, 2014 (commencement date) through October 31, 2014
Operations:
Net investment income (loss), net of taxes	$(25,983)	$(4,599)
Net realized gain (loss), net of taxes	(498,964)	(28,658)
Change in net unrealized appreciation (depreciation), net of taxes	205,311	(294,886)
Net increase (decrease) in net assets resulting from operations	(319,636)	(328,143)

Return of Capital:
Class A	(39,095)	—
Class C	(6,780)	—
Class R	(384)	—
Class Y	(34,658)	—
Class R5	(161)	—
Class R6	(161)	—
Total Return of Capital	(81,239)	—

Share transactions–net:
Class A	936,667	2,054,278
Class C	(1,291,579)	1,815,276
Class R	8,299	22,010
Class Y	901,373	1,729,084
Class R5	—	10,010
Class R6	—	10,010
Net increase in net assets resulting from share transactions	554,760	5,640,668
Net increase in net assets	153,885	5,312,525

Net assets:
Beginning of period	5,312,525	—
End of period (includes undistributed net investment income (loss), net of taxes, of $(116,762) and $(9,540), respectively)	$5,466,410	$5,312,525

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco MLP Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to capital appreciation and, secondarily, income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded.

7                         Invesco MLP Fund

Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

8                         Invesco MLP Fund

D.	Distributions — Distributions from net investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Master Limited Partnerships — The Fund primarily invests in Master Limited Partnerships (MLPs). MLPs are publicly traded partnerships and limited liability companies taxed as partnerships under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). The Fund principally invests in MLPs that derive their revenue primarily from businesses involved in the gathering, transporting, processing, treating, storing, refining, distributing, mining or marketing of natural gas, natural gas liquids, crude oil, refined products or coal (energy infrastructure MLPs). The Fund is a partner in each MLP; accordingly, the Fund is required to take into account the Fund’s allocable share of income, gains, losses, deductions, expenses, and tax credits recognized by each MLP.

The Fund is non-diversified and will concentrate its investments in the energy sector. Energy infrastructure MLPs are subject to a variety of industry specific risk factors that may adversely affect their business or operations, including a decrease in production or reduced volumes of natural gas or other energy commodities available for transporting, processing, storing or distributing; changes in energy commodity prices; a sustained reduced demand for crude oil, natural gas and refined petroleum products; depletion of natural gas reserves or other commodities if not replaced; natural disasters, extreme weather and environmental hazards; rising interest rates, how facilities are constructed, maintained and operated, environmental and safety controls, and the prices they may charge for products and services. In addition, taxes, government regulation, international politics, price, and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for energy infrastructure MLPs.

MLP’s may be less liquid and subject to more abrupt or erratic price movements than conventional publicly traded securities.

F.	Return of Capital — Distributions received from the Fund’s investments in MLPs generally are comprised of income and return of capital. The Fund records investment income and return of capital based on estimates made at the time such distributions are received. The return of capital portion of the distribution is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments and increases net realized gains (losses) and change in unrealized appreciation (depreciation). Such estimates are based on historical information available from each MLP and other industry sources. These estimates will subsequently be revised and may materially differ primarily based on information received from the MLPs after their tax reporting periods are concluded.
G.	Federal Income Taxes — The Fund does not intend to qualify as a regulated investment company pursuant to Subchapter M of the Internal Revenue Code. The Fund is treated as a regular corporation, or “C” corporation, for U.S. federal income tax purposes and generally is subject to U.S. federal income tax on its taxable income at the graduated rates applicable to corporations. In addition, as a regular corporation, the Fund may be subject to state and local taxes in jurisdictions in which the MLPs operate. The estimate state tax rate is based on a periodic analysis of the Fund’s holdings. The Fund may also be subject to a federal alternative minimum tax on its alternative minimum taxable income to the extent that the alternative minimum tax exceeds the Fund’s regular federal income tax liability.

Taxes include current and deferred taxes. Current taxes reflect the estimated tax liability of the Fund as of a measurement date based on taxable income. Deferred taxes reflect estimates of (i) taxes on net unrealized gains (losses), which are attributable to the difference between fair market value and tax basis, (ii) the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for tax purposes, and (iii) the net tax benefit of accumulated net operating losses, capital loss carryforwards and other tax attributes.

The Fund’s deferred tax asset (DTA) and/or liability balances are estimated using estimates of effective tax rates expected to apply to taxable income in the years such balances are realized. A DTA will be recognized for temporary book/tax differences, net of unrealized losses, and carryforwards (net operating losses, capital loss carryforward, or tax credits). To the extent the Fund has a DTA, the Fund will assess whether a valuation allowance is required to offset the value of a portion, or all, of the DTA. Prior year ordinary income or capital gains (carrybacks), unrealized net gains, future reversals of existing taxable timing differences, forecast of future profitability (based on historical evidence), potential tax planning strategies, unsettled circumstances, and other evidence will be used in determining the valuation allowance. The valuation allowance is reviewed periodically and the Fund may modify its estimates or assumptions regarding the net deferred tax asset or liability balances and any applicable valuation allowance.

The Fund recognizes interest and penalties associated with underpayment of federal and state income taxes, if any, in tax expense.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

H.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
I.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
J.

Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum

9                         Invesco MLP Fund

exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1.0 billion	1.00%
Next $1.5 billion	0.95%
Next $2.0 billion	0.93%
Next $3.5 billion	0.91%
Over $8 billion	0.90%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 1.00%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.50%, 2.25%, 1.75%, 1.25%, 1.25% and 1.25%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $350,359 and reimbursed class level expenses of $1,317, $362, $14, $969, $4 and $4 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $1,345 in front-end sales commissions from the sale of Class A shares and $33 from Class C shares for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

10                         Invesco MLP Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of April 30, 2015, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund.

NOTE 5—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 6—Taxes and Distributions to Shareholders

Total taxes have been computed by applying the federal statutory tax rate of 34% plus a blended state and other tax rate of 2.73%. The Fund applied this rate to net investment income (loss) and realized and unrealized gains (losses) on investments before taxes in computing its total tax expense (benefit).

The provision for taxes differs from the amount derived from applying the statutory tax rate to net investment income (loss) and realized and unrealized gains (losses) before taxes at period-end as follows:

Provision at statutory rates	$(108,677)	34.00%
State and other taxes, net of federal tax benefit	(5,878)	1.84
Permanent differences, current period	(2,380)	0.74
Valuation Allowance	116,935	(36.58)
Total	$0	0.00%

Components of the Fund’s Net Deferred Tax Asset at Period-End:

Deferred Tax Assets:
Net operating loss carryforward	$69,720
Capital loss carryforward	68,958
Unrealized gains/losses on investment securities	97,499
Total Deferred Tax Assets	236,177
Valuation Allowance	(236,177)
Deferred Tax Asset, net	$0

The Fund had a capital loss carryforward as of October 31, 2014, of $2,155. Capital losses may be carried forward for 5 years and accordingly, would begin to expire as of October 31, 2019.

The Fund had a federal net operating loss carryforward as of October 31, 2014, of $9,540, which expires in 2034. As of October 31, 2014, the Fund had state net operating losses of approximately $9,540. If not utilized, these net operating losses will expire in various years through October 31, 2034. The amount of deferred tax asset for net operating losses and capital loss carryforwards at April 30, 2015 includes amounts for the period from November 1, 2014 through April 30, 2015.

At April 30, 2015, based on the net unrealized losses on the Fund’s investment securities the Fund has recorded a valuation allowance to offset the DTA as the Fund has determined at April 30, 2015 based on historical evidence it is unlikely the DTA will be realized.

11                         Invesco MLP Fund

Tax Character of Distributions to Shareholders Paid During the Six Months Ended April 30, 2015 and the Period August 29, 2014 (commencement date) through October 31, 2014:

	2015	2014
Return of Capital	$81,239	$—

NOTE 7—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $2,957,465 and $2,602,207, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$105,814
Aggregate unrealized (depreciation) of investment securities	(468,954)
Net unrealized appreciation (depreciation) of investment securities	$(363,140)

Cost of investments for tax purposes is $5,598,891.

NOTE 8—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		August 29, 2014 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	143,558	$1,231,195	211,398	$2,100,737
Class C	28,135	245,619	191,620	1,891,027
Class R	943	8,054	2,289	22,010
Class Y	107,658	903,295	174,543	1,734,597
Class R5	—	—	1,001	10,010
Class R6	—	—	1,001	10,010

Issued as reinvestment of dividends:
Class A	1,954	15,809	—	—
Class C	767	6,227	—	—
Class R	30	245	—	—
Class Y	911	7,373	—	—

Reacquired:
Class A	(36,467)	(310,337)	(4,894)	(46,459)
Class C	(185,008)	(1,543,425)	(8,100)	(75,751)
Class Y	(1,119)	(9,295)	(586)	(5,513)
Net increase in share activity	61,362	$554,760	568,272	$5,640,668

(a)	56% of the outstanding shares of the Fund are owned by Adviser.

12                         Invesco MLP Fund

NOTE 9—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Class A
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.35		$10.00
Net investment income (loss)(b)	(0.05)		(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.47)		(0.64)
Total from investment operations	(0.52)		(0.65)
Less:
Return of capital	(0.15)		—
Net asset value, end of period	$8.68		$9.35
Total return(c)	(5.44)%		(6.50)%
Net assets, end of period (000’s omitted)	$2,739		$1,931
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.49	%(e)	1.49	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.49	%(e)	1.49	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	16.17	%(e)	72.56	%(f)
Ratio of net investment income (loss), before taxes	(1.06	)%(e)	(0.54	)%(f)
Ratio of net investment income (loss), after taxes(h)	(1.06	)%(e)	(0.54	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $2,390.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

13                         Invesco MLP Fund

NOTE 9—Financial Highlights—(continued)

	Class C
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.34		$10.00
Net investment income (loss)(b)	(0.08)		(0.02)
Net gains (losses) on securities (both realized and unrealized)	(0.47)		(0.64)
Total from investment operations	(0.55)		(0.66)
Less:
Return of capital	(0.12)		—
Net asset value, end of period	$8.67		$9.34
Total return(c)	(5.82)%		(6.60)%
Net assets, end of period (000’s omitted)	$238		$1,713
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	2.24	%(e)	2.24	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	2.24	%(e)	2.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	16.92	%(e)	73.31	%(f)
Ratio of net investment income (loss), before taxes	(1.81	)%(e)	(1.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(1.81	)%(e)	(1.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $656.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

14                         Invesco MLP Fund

NOTE 9—Financial Highlights—(continued)

	Class R
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.35		$10.00
Net investment income (loss)(b)	(0.06)		(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.47)		(0.64)
Total from investment operations	(0.53)		(0.65)
Less:
Return of capital	(0.14)		—
Net asset value, end of period	$8.68		$9.35
Total return(c)	(5.57)%		(6.50)%
Net assets, end of period (000’s omitted)	$28		$21
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.74	%(e)	1.74	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.74	%(e)	1.74	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	16.42	%(e)	72.80	%(f)
Ratio of net investment income (loss), before taxes	(1.31	)%(e)	(0.79	)%(f)
Ratio of net investment income (loss), after taxes(h)	(1.31	)%(e)	(0.79	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $26.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

15                         Invesco MLP Fund

NOTE 9—Financial Highlights—(continued)

	Class Y
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.36		$10.00
Net investment income (loss)(b)	(0.04)		(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.48)		(0.63)
Total from investment operations	(0.52)		(0.64)
Less:
Return of capital	(0.16)		—
Net asset value, end of period	$8.68		$9.36
Total return(c)	(5.42)%		(6.40)%
Net assets, end of period (000’s omitted)	$2,444		$1,628
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.24	%(e)	1.24	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.24	%(e)	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	15.92	%(e)	72.31	%(f)
Ratio of net investment income (loss), before taxes	(0.81	)%(e)	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.81	)%(e)	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,760.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

16                         Invesco MLP Fund

NOTE 9—Financial Highlights—(continued)

	Class R5
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.36		$10.00
Net investment income (loss)(b)	(0.04)		(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.48)		(0.63)
Total from investment operations	(0.52)		(0.64)
Less:
Return of capital	(0.16)		—
Net asset value, end of period	$8.68		$9.36
Total return(c)	(5.42)%		(6.40)%
Net assets, end of period (000’s omitted)	$9		$9
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.24	%(e)	1.24	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.24	%(e)	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	15.91	%(e)	72.28	%(f)
Ratio of net investment income (loss), before taxes	(0.81	)%(e)	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.81	)%(e)	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

17                         Invesco MLP Fund

NOTE 9—Financial Highlights—(continued)

	Class R6
	Six months ended April 30, 2015		Year ended October 31, 2014(a)
Net asset value, beginning of period	$9.36		$10.00
Net investment income (loss)(b)	(0.04)		(0.01)
Net gains (losses) on securities (both realized and unrealized)	(0.48)		(0.63)
Total from investment operations	(0.52)		(0.64)
Less:
Return of capital	(0.16)		—
Net asset value, end of period	$8.68		$9.36
Total return(c)	(5.42)%		(6.40)%
Net assets, end of period (000’s omitted)	$9		$9
Portfolio turnover rate(d)	53%		5%

Ratios/supplemental data based on average net assets:
Ratio of expenses:
With fee waivers and/or expense reimbursements, before taxes	1.24	%(e)	1.24	%(f)
Tax expense (benefit)(g)	0.00	%(e)	0.00	%(f)
With fee waivers and/or expense reimbursements, after taxes(g)	1.24	%(e)	1.24	%(f)
Without fee waivers and/or expense reimbursements, after taxes(g)	15.91	%(e)	72.23	%(f)
Ratio of net investment income (loss), before taxes	(0.81	)%(e)	(0.29	)%(f)
Ratio of net investment income (loss), after taxes(h)	(0.81	)%(e)	(0.29	)%(f)

(a)	Commencement date of August 29, 2014.
(b)	Calculated using average shares outstanding.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $9.
(f)	Annualized.
(g)	Ratio includes tax expense derived from net investment income (loss) and realized and unrealized gains (losses).
(h)	Ratio includes tax expense derived from net investment income (loss) only.

18                         Invesco MLP Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$945.60	$7.19	$1,017.41	$7.45	1.49%
C	1,000.00	941.80	10.78	1,013.69	11.18	2.24
R	1,000.00	944.30	8.39	1,016.17	8.70	1.74
Y	1,000.00	945.80	5.98	1,018.65	6.21	1.24
R5	1,000.00	945.80	5.98	1,018.65	6.21	1.24
R6	1,000.00	945.80	5.98	1,018.65	6.21	1.24

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

19                         Invesco MLP Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MLP-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Pacific Growth Fund
Nasdaq:
A: TGRAX ¡ B: TGRBX ¡ C: TGRCX ¡ R: TGRRX ¡ Y: TGRDX ¡ R5: TGRSX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
8 Financial Statements
10 Notes to Financial Statements
17 Financial Highlights
18 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	4.82%
Class B Shares	4.42
Class C Shares	4.46
Class R Shares	4.68
Class Y Shares	4.94
Class R5 Shares	5.03
MSCI EAFE Index‚ (Broad Market Index)	6.81
MSCI All Country Asia Pacific Index‚ (Style-Specific Index)	9.15
Lipper Pacific Region Funds Index■ (Peer Group Index)	6.75
Source(s): ‚FactSet Research Systems, Inc.; ■Lipper Inc.

The MSCI EAFE® Index is an unmanaged index considered representative of stocks of Europe, Australasia and the Far East. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The MSCI All Country Asia Pacific Index is an unmanaged index considered representative of Pacific region stock markets. The index is computed using the net return, which withholds applicable taxes for non-resident investors.

The Lipper Pacific Region Funds Index is an unmanaged index considered representative of Pacific region funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Pacific Growth Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.92%
10 Years	6.11
5 Years	3.44
1 Year	6.29

Class B Shares
Inception (11/30/90)	4.90%
10 Years	6.08
5 Years	3.48
1 Year	6.58

Class C Shares
Inception (7/28/97)	1.51%
10 Years	5.94
5 Years	3.87
1 Year	10.61

Class R Shares
Inception (3/31/08)	1.82%
5 Years	4.35
1 Year	12.15

Class Y Shares
Inception (7/28/97)	2.50%
10 Years	6.98
5 Years	4.88
1 Year	12.72

Class R5 Shares
10 Years	6.88%
5 Years	4.95
1 Year	12.91

Effective June 1, 2010, Class A, Class B, Class C, Class R, Class W and Class I shares of the predecessor fund, Morgan Stanley Pacific Growth Fund Inc., advised by Morgan Stanley Investment Advisors Inc. were reorganized into Class A, Class B, Class C, Class R, Class A and Class Y shares, respectively, of Invesco Pacific Growth Fund. Returns shown above for Class A, Class B, Class C, Class R and Class Y shares are blended returns of the predecessor fund and Invesco Pacific Growth Fund. Share class returns will differ from the predecessor fund because of different expenses.

    Class R5 shares incepted on May 23, 2011. Performance shown prior to that date is that of the Fund’s and the predecessor fund’s Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (7/28/97)	1.74%
10 Years	5.65
5 Years	2.73
1 Year	2.68

Class B Shares
Inception (11/30/90)	4.78%
10 Years	5.61
5 Years	2.76
1 Year	2.86

Class C Shares
Inception (7/28/97)	1.34%
10 Years	5.49
5 Years	3.14
1 Year	6.85

Class R Shares
Inception (3/31/08)	1.38%
5 Years	3.62
1 Year	8.39

Class Y Shares
Inception (7/28/97)	2.32%
10 Years	6.53
5 Years	4.16
1 Year	8.94

Class R5 Shares
10 Years	6.41%
5 Years	4.22
1 Year	9.08

lower or higher. Please visit invesco. com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.78%, 2.54%, 2.54%, 2.04%, 1.54% and 1.38%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

3	Invesco Pacific Growth Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Pacific Growth Fund

Schedule of Investments

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–96.64%
Australia–10.75%
Alumina Ltd.	157,411	$190,954
Amcor Ltd.	20,846	221,764
AMP Ltd.	28,121	142,556
Aurizon Holdings Ltd.	65,417	250,211
Australia and New Zealand Banking Group Ltd.	31,907	855,158
Bank of Queensland Ltd.	10,843	111,297
BHP Billiton Ltd.	24,421	626,574
Brambles Ltd.	16,539	141,257
Caltex Australia Ltd.	7,462	208,169
Cochlear Ltd.	3,183	210,012
Commonwealth Bank of Australia	17,365	1,216,849
CSL Ltd.	3,104	222,744
CSR Ltd.	50,367	144,802
Echo Entertainment Group Ltd.	48,942	174,868
Independence Group NL	31,077	144,236
Insurance Australia Group Ltd.	43,838	200,656
Macquarie Group Ltd.	5,831	356,883
National Australia Bank Ltd.	15,836	459,170
Qantas Airways Ltd.(a)	81,177	217,703
Ramsay Health Care Ltd.	4,957	244,122
Slater & Gordon Ltd.	26,549	132,793
Suncorp Group Ltd.	16,250	168,057
Tassal Group Ltd.	11,650	29,791
Telstra Corp. Ltd.	75,737	372,312
Wesfarmers Ltd.	5,958	205,525
Western Areas Ltd.	44,439	128,900
Westpac Banking Corp.	34,814	1,000,631
Woodside Petroleum Ltd.	12,542	346,020
Woolworths Ltd.	12,617	292,875
		9,016,889

China–11.16%
BAIC Motor Corp., Ltd.–Class H(a)(b)	396,000	587,575
Bank of China Ltd.–Class H	2,145,000	1,475,111
Beijing Capital International Airport Co. Ltd.–Class H	444,000	471,887
China Animal Healthcare Ltd.	349,000	234,153
China Mobile Ltd.	57,000	814,128
China Resources Land Ltd.	314,666	1,146,934
CNOOC Ltd.	525,000	894,884
Guangdong Investment Ltd.	380,000	567,757
Industrial & Commercial Bank of China Ltd.–Class H	1,616,000	1,405,308
Ping An Insurance (Group) Co. of China Ltd.–Class H	34,500	495,878
Tencent Holdings Ltd.	61,600	1,272,199
		9,365,814

	Shares	Value
Hong Kong–5.95%
AIA Group Ltd.	187,400	$1,252,477
Chow Tai Fook Jewellery Group Ltd.	535,600	649,589
Henderson Land Development Co. Ltd.	105,000	844,010
Hong Kong Exchanges & Clearing Ltd.	21,800	831,551
Sands China Ltd.	196,001	802,917
Television Broadcasts Ltd.	94,500	616,344
		4,996,888

India–6.75%
Axis Bank Ltd.	179,018	1,599,551
Bharat Forge Ltd.	65,175	1,289,421
HCL Technologies Ltd.	41,315	573,612
IndusInd Bank Ltd.	55,471	718,316
Lupin Ltd.	28,047	782,404
Maruti Suzuki India Ltd.	11,939	699,876
		5,663,180

Indonesia–1.90%
PT Matahari Department Store Tbk	614,400	829,438
PT Telekomunikasi Indonesia Persero Tbk	3,766,900	764,268
		1,593,706

Japan–34.96%
Amada Co., Ltd.	39,900	403,475
AOKI Holdings Inc.	19,700	273,131
Astellas Pharma Inc.	61,500	957,288
Canon Inc.	14,300	510,294
Casio Computer Co., Ltd.	8,600	173,958
Chiba Bank, Ltd. (The)	34,000	279,437
Daicel Corp.	64,000	769,400
Daifuku Co., Ltd.	26,800	358,255
Daikin Industries, Ltd.	9,900	666,478
Daito Trust Construction Co., Ltd.	5,400	627,278
Daiwa House Industry Co., Ltd.	29,900	665,640
East Japan Railway Co.	8,400	741,622
Fukushima Industries Corp.	16,400	274,856
Gulliver International Co., Ltd.(c)	65,600	509,983
Hitachi Capital Corp.	27,200	617,068
Hitachi High–Technologies Corp.	17,800	514,770
Hitachi, Ltd.	138,000	940,453
Honda Motor Co., Ltd.	19,700	666,115
JGC Corp.	4,000	83,379
K’s Holdings Corp.	9,900	330,619
Komatsu Ltd.	21,800	437,830
Konoike Transport Co., Ltd.	9,700	103,684
Maeda Road Construction Co., Ltd.	21,000	346,085
Marubeni Corp.	30,300	187,984
Mitsubishi Corp.	25,400	549,124
Mitsubishi Estate Co. Ltd.	21,000	493,671
Mitsubishi Heavy Industries, Ltd.	112,000	622,225

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Pacific Growth Fund

	Shares	Value
Japan–(continued)
Mitsubishi UFJ Financial Group, Inc.	195,300	$1,378,012
Nidec Corp.	12,200	909,616
Nifco Inc.	13,100	464,257
Obayashi Corp.	36,000	240,710
Ono Pharmaceutical Co. Ltd.	4,900	528,669
ORIX Corp.	68,500	1,047,526
Otsuka Corp.	10,600	489,619
Relo Holdings, Inc.	6,400	525,884
Resorttrust, Inc.	27,500	718,056
Ricoh Co., Ltd.	34,800	361,380
Sanwa Holdings Corp.	65,000	489,861
SATO Holdings Corp.	14,400	332,367
Sekisui Chemical Co., Ltd.	58,000	775,632
Seven & i Holdings Co., Ltd.	27,900	1,201,401
Shimamura Co., Ltd.	4,600	456,746
Sumitomo Metal Mining Co., Ltd.	21,000	308,635
Sumitomo Mitsui Financial Group, Inc.	16,700	728,265
Suzuki Motor Corp.	12,900	416,862
Tokyu Fudosan Holdings, Corp.	45,700	339,069
Toshiba Corp.	123,000	491,887
Toyo Ink SC Holdings Co., Ltd.	63,000	299,604
Toyoda Gosei Co., Ltd.	9,100	210,710
Toyota Motor Corp.	21,300	1,479,630
Tsubakimoto Chain Co.	67,000	548,233
Yamaha Motor Co., Ltd.	26,500	622,325
Yaskawa Electric Corp.	41,200	567,803
Yellow Hat Ltd.	13,400	296,220
		29,333,081

Malaysia–2.37%
Petronas Gas Berhad	166,600	1,062,260
Silverlake Axis Ltd.	962,400	923,706
		1,985,966

Philippines–2.11%
Ayala Corp.	41,800	730,110
Ayala Land, Inc.	1,202,100	1,040,608
		1,770,718

Singapore–1.18%
Singapore Post Ltd.	685,800	988,789

South Korea–10.13%
AMOREPACIFIC Corp.	55	199,218
AMOREPACIFIC Group	431	655,168
Coway Co., Ltd.	7,193	605,739
Grand Korea Leisure Co., Ltd.	16,300	586,003
Green Cross Corp.	4,219	693,756
Hana Tour Service Inc.	5,069	601,834
Hanssem Co., Ltd.	4,667	861,640
KEPCO Plant Service & Engineering Co., Ltd.	6,776	614,857
Nongshim Co., Ltd.	2,561	585,145
Orion Corp.	501	585,432

	Shares	Value
South Korea–(continued)
Ottogi Corp.	957	$626,080
Samchully Co., Ltd.	4,524	542,143
Samsung Electronics Co., Ltd.	370	485,129
Samsung Fire & Marine Insurance Co., Ltd.	1,362	358,826
SK Telecom Co., Ltd.	1,879	502,917
		8,503,887

Taiwan–5.05%
China Development Financial Holding Corp.	944,000	393,647
Grand Ocean Retail Group Ltd.	87,000	160,100
Hiwin Technologies Corp.	19,930	151,977
Hon Hai Precision Industry Co., Ltd.	173,800	521,080
Iron Force Industrial Co., Ltd.	36,000	154,003
Largan Precision Co., Ltd.	4,000	400,226
Makalot Industrial Co., Ltd.	30,000	234,451
Nan Ya Plastics Corp.	114,000	279,828
Rechi Precision Co., Ltd.	135,000	146,295
San Shing Fastech Corp.	80,940	206,163
Synnex Technology International Corp.	174,000	246,558
Taiwan Semiconductor Manufacturing Co. Ltd.	162,143	782,869
Tong Hsing Electronic Industries, Ltd.	74,000	236,997
Yungtay Engineering Co., Ltd.	142,000	326,460
		4,240,654

Thailand–2.80%
Bumrungrad Hospital PCL–NVDR	59,400	287,934
Central Pattana PCL	800,800	1,018,737
Siam Cement PCL (The)–NVDR	64,300	1,045,745
		2,352,416

United Kingdom–1.53%
HSBC Holdings PLC	129,200	1,277,953
Rio Tinto Ltd.	201	9,046
		1,286,999
Total Common Stocks & Other Equity Interests (Cost $68,419,871)		81,098,987

Money Market Funds–5.11%
Liquid Assets Portfolio–Institutional Class(d)	2,145,009	2,145,009
Premier Portfolio–Institutional Class(d)	2,145,008	2,145,008
Total Money Market Funds (Cost $4,290,017)		4,290,017
TOTAL INVESTMENTS (excluding investments purchased with cash collateral from securities on loan)–101.75% (Cost $72,709,888)		85,389,004

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.15%
Liquid Assets Portfolio–Institutional Class (Cost $124,650)(d)(e)	124,650	124,650
TOTAL INVESTMENTS–101.90% (Cost $72,834,538)		85,513,654
OTHER ASSETS LESS LIABILITIES–(1.90)%		(1,593,952)
NET ASSETS–100.00%		$83,919,702

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Pacific Growth Fund

Investment Abbreviations:

NVDR	– Non-Voting Depositary Receipt

Notes to Schedule of Investments:

(a)	Non-income producing security.
(b)	Security purchased or received in transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The value of this security at April 30, 2015 represented less than 1% of the Fund’s Net Assets.
(c)	All or a portion of this security was out on loan at April 30, 2015.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned. See Note 1I. The following table presents the Fund’s gross and net amount of assets available for offset by the Fund as of April 30, 2015.

Counterparty	Gross Amount of Securities on Loan at Value	Cash Collateral Received for Securities Loaned*	Net Amount
Brown Brothers Harriman	$116,931	$(116,931)	$—

*	Amount does not include excess collateral received.

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Financials	30.7%
Consumer Discretionary	19.5
Industrials	13.1
Information Technology	11.1
Consumer Staples	5.2
Health Care	5.0
Materials	4.8
Telecommunication Services	2.9
Utilities	2.6
Energy	1.7
Money Market Funds Plus Other Assets Less Liabilities	3.4

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Pacific Growth Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $68,419,871)*	$81,098,987
Investments in affiliated money market funds, at value and cost	4,414,667
Total investments, at value (Cost $72,834,538)	85,513,654
Foreign currencies, at value (Cost $735,424)	721,369
Receivable for:
Investments sold	869,072
Fund shares sold	46,070
Dividends	433,424
Investment for trustee deferred compensation and retirement plans	39,682
Other assets	39,091
Total assets	87,662,362

Liabilities:
Payable for:
Investments purchased	2,895,353
Fund shares reacquired	302,592
Collateral upon return of securities loaned	124,650
Accrued foreign taxes	124,060
Accrued fees to affiliates	104,746
Accrued trustees’ and officers’ fees and benefits	1,850
Accrued other operating expenses	91,469
Trustee deferred compensation and retirement plans	97,940
Total liabilities	3,742,660
Net assets applicable to shares outstanding	$83,919,702

Net assets consist of:
Shares of beneficial interest	$89,387,103
Undistributed net investment income	(446,267)
Undistributed net realized gain (loss)	(17,703,301)
Net unrealized appreciation	12,682,167
$83,919,702

Net Assets:
Class A	$73,023,998
Class B	$354,543
Class C	$5,690,410
Class R	$324,063
Class Y	$4,513,076
Class R5	$13,612

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	2,845,691
Class B	14,728
Class C	235,937
Class R	12,722
Class Y	173,350
Class R5	523
Class A:
Net asset value per share	$25.66
Maximum offering price per share
(Net asset value of $25.66 ÷ 94.50%)	$27.15
Class B:
Net asset value and offering price per share	$24.07
Class C:
Net asset value and offering price per share	$24.12
Class R:
Net asset value and offering price per share	$25.47
Class Y:
Net asset value and offering price per share	$26.03
Class R5:
Net asset value and offering price per share	$26.03

*	At April 30, 2015, securities with an aggregate value of $116,931 were on loan to brokers.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Pacific Growth Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $61,174)	$731,484
Dividends from affiliated money market funds (includes securities lending income of $369)	729
Total investment income	732,213

Expenses:
Advisory fees	339,929
Administrative services fees	24,795
Custodian fees	43,450
Distribution fees:
Class A	84,823
Class B	1,993
Class C	22,658
Class R	830
Transfer agent fees — A, B, C, R and Y	92,771
Transfer agent fees — R5	4
Trustees’ and officers’ fees and benefits	12,222
Registration and filing fees	35,791
Other	44,793
Total expenses	704,059
Less: Fees waived and expense offset arrangement(s)	(893)
Net expenses	703,166
Net investment income	29,047

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (net of foreign taxes of $31,226)	117,374
Foreign currencies	(290,935)
(173,561)
Change in net unrealized appreciation of:
Investment securities (net of foreign taxes on holdings of $28,240)	3,690,466
Foreign currencies	117,472
3,807,938
Net realized and unrealized gain	3,634,377
Net increase in net assets resulting from operations	$3,663,424

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Pacific Growth Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$29,047	$469,064
Net realized gain (loss)	(173,561)	6,523,096
Change in net unrealized appreciation (depreciation)	3,807,938	(3,830,874)
Net increase in net assets resulting from operations	3,663,424	3,161,286

Distributions to shareholders from net investment income:
Class A	(82,200)	(1,136,339)
Class B	—	(6,423)
Class C	—	(37,052)
Class R	—	(3,682)
Class Y	(11,222)	(57,092)
Class R5	(67)	(228)
Total distributions from net investment income	(93,489)	(1,240,816)

Share transactions–net:
Class A	(3,626,917)	(7,943,838)
Class B	(139,443)	(411,438)
Class C	855,838	(506,174)
Class R	(33,953)	44,765
Class Y	1,417,823	(435,625)
Class R5	—	—
Net increase (decrease) in net assets resulting from share transactions	(1,526,652)	(9,252,310)
Net increase (decrease) in net assets	2,043,283	(7,331,840)

Net assets:
Beginning of period	81,876,419	89,208,259
End of period (includes undistributed net investment income of $(446,267) and $(381,825), respectively)	$83,919,702	$81,876,419

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Pacific Growth Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

10                         Invesco Pacific Growth Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets,

11                         Invesco Pacific Growth Fund

the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Securities Lending — The Fund may lend portfolio securities having a market value up to one-third of the Fund’s total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily by the securities lending provider. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its sponsored agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds and is shown as such on the Schedule of Investments. It is the Fund’s policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if, and to the extent that, the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower failed to return the securities. Upon the failure of the borrower to return the securities, collateral may be liquidated and the securities may be purchased on the open market to replace the loaned securities. The Fund could experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to any loss on the collateral invested. Dividends received on cash collateral investments for securities lending transactions, which are net of compensation to counterparties, is included in Dividends from affiliated money market funds on the Statement of Operations. The aggregate value of securities out on loan is shown as a footnote on the Statement of Assets and Liabilities, if any.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

12                         Invesco Pacific Growth Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.87%
Next $1 billion	0.82%
Over $2 billion	0.77%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.87%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.25%, 3.00%, 3.00%, 2.50%, 2.00% and 2.00%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash (excluding investments of cash collateral from securities lending) in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $784.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

Shares of the Fund are distributed by Invesco Distributors, Inc. (“IDI”), an affiliate of the Adviser. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provides that the Fund will reimburse IDI for distribution related expenses that IDI incurs up to a maximum of the following annual rates: (1) Class A — up to 0.25% of the average daily net assets of Class A shares; (2) Class B — up to 1.00% of the average daily net assets of Class B shares; (3) Class C — up to 1.00% of the average daily net assets of Class C shares; and (4) Class R — up to 0.50% of the average daily net assets of Class R shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by IDI, but not yet reimbursed to IDI, may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares.

For the six months ended April 30, 2015, expenses incurred under these agreements are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $1,293 in front-end sales commissions from the sale of Class A shares and $192 and $20 from Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

13                         Invesco Pacific Growth Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

During the six months ended April 30, 2015, there were transfers from Level 1 to Level 2 of $718,316 and from Level 2 to Level 1 of $17,107,788, due to foreign fair value adjustments, additionally, there were transfers from Level 2 to Level 3 of $234,153, due to security low volume trading.

	Level 1	Level 2	Level 3	Total
Australia	$217,703	$8,799,186	$—	$9,016,889
China	6,492,691	2,638,970	234,153	9,365,814
Hong Kong	4,165,337	831,551	—	4,996,888
India	1,863,033	3,800,147	—	5,663,180
Indonesia	829,438	764,268	—	1,593,706
Japan	—	29,333,081	—	29,333,081
Malaysia	1,985,966	—	—	1,985,966
Philippines	—	1,770,718	—	1,770,718
Singapore	—	988,789	—	988,789
South Korea	4,580,280	3,923,607	—	8,503,887
Taiwan	360,166	3,880,488	—	4,240,654
Thailand	1,018,737	1,333,679	—	2,352,416
United Kingdom	—	1,286,999	—	1,286,999
United States	4,414,667	—	—	4,414,667
Total Investments	$25,928,018	$59,351,483	$234,153	$85,513,654

NOTE 4—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $109.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

14                         Invesco Pacific Growth Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in 8 tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
October 31, 2015	$45,180	$—	$45,180
October 31, 2016	1,247,693	—	1,247,693
October 31, 2017	15,965,093	—	15,965,093
Total capital loss carryforward	$17,257,966	$—	$17,257,966

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $32,869,672 and $31,070,907, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$14,501,184
Aggregate unrealized (depreciation) of investment securities	(2,473,470)
Net unrealized appreciation of investment securities	$12,027,714

Cost of investments for tax purposes is $73,485,940.

15                         Invesco Pacific Growth Fund

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	138,736	$3,423,030	133,449	$3,122,847
Class B	34	826	922	20,231
Class C	55,009	1,306,081	14,602	327,536
Class R	3,896	97,345	12,584	306,742
Class Y	95,721	2,408,309	107,353	2,570,104

Issued as reinvestment of dividends:
Class A	3,049	70,381	43,353	991,482
Class B	—	—	261	5,649
Class C	—	—	1,529	33,187
Class R	—	—	153	3,472
Class Y	451	10,535	2,362	54,770

Automatic conversion of Class B shares to Class A shares:
Class A	3,977	96,252	12,179	283,842
Class B	(4,232)	(96,252)	(12,895)	(283,842)

Reacquired:
Class A	(297,301)	(7,216,580)	(524,772)	(12,342,009)
Class B	(1,906)	(44,017)	(7,007)	(153,476)
Class C	(19,886)	(450,243)	(39,409)	(866,897)
Class R	(5,310)	(131,298)	(11,043)	(265,449)
Class Y	(41,077)	(1,001,021)	(126,963)	(3,060,499)
Net increase (decrease) in share activity	(68,839)	$(1,526,652)	(393,342)	$(9,252,310)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 67% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

16                         Invesco Pacific Growth Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period(b)	Total return(c)		Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Rebate from Morgan Stanley Affiliate		Portfolio turnover(d)
Class A
Six months ended 04/30/15	$24.51	$0.01	$1.17	$1.18	$(0.03)	$25.66	4.82	%(h)	$73,024	1.76	%(e)(h)	1.76	%(e)(h)	0.11	%(e)(h)	N/A		40%
Year ended 10/31/14	23.90	0.14	0.82	0.96	(0.35)	24.51	4.10	(h)	73,457	1.77	(h)	1.77	(h)	0.60	(h)	N/A		63
Year ended 10/31/13	20.05	0.12	3.83	3.95	(0.10)	23.90	19.76		79,672	1.81		1.81		0.56		N/A		87
Year ended 10/31/12	20.05	0.15	0.20	0.35	(0.35)	20.05	1.81		74,319	1.79		1.79		0.76		N/A		101
Year ended 10/31/11	22.21	0.23	(2.20)	(1.97)	(0.19)	20.05	(8.95)		83,779	1.68		1.68		1.03		N/A		109
Year ended 10/31/10	19.48	0.06	2.72	2.78	(0.05)	22.21	14.29		105,428	1.78	(f)	1.78	(f)	0.31	(f)	0.00	%(g)	76
Class B
Six months ended 04/30/15	23.05	(0.07)	1.09	1.02	—	24.07	4.43		355	2.52	(e)	2.52	(e)	(0.65	)(e)	N/A		40
Year ended 10/31/14	22.49	(0.04)	0.77	0.73	(0.17)	23.05	3.28		480	2.53		2.53		(0.16)		N/A		63
Year ended 10/31/13	18.92	(0.04)	3.61	3.57	—	22.49	18.87		889	2.56		2.56		(0.19)		N/A		87
Year ended 10/31/12	18.91	(0.00)	0.20	0.20	(0.19)	18.92	1.09		1,847	2.55		2.55		(0.00)		N/A		101
Year ended 10/31/11	20.97	0.06	(2.08)	(2.02)	(0.04)	18.91	(9.68)		4,376	2.43		2.43		0.28		N/A		109
Year ended 10/31/10	18.49	(0.09)	2.57	2.48	—	20.97	13.41		8,279	2.53	(f)	2.53	(f)	(0.44	)(f)	0.00	(g)	76
Class C
Six months ended 04/30/15	23.09	(0.07)	1.10	1.03	—	24.12	4.46		5,690	2.52	(e)	2.52	(e)	(0.65	)(e)	N/A		40
Year ended 10/31/14	22.53	(0.03)	0.76	0.73	(0.17)	23.09	3.28	(h)	4,638	2.52	(h)	2.52	(h)	(0.15	)(h)	N/A		63
Year ended 10/31/13	18.95	(0.04)	3.62	3.58	—	22.53	18.89		5,049	2.56		2.56		(0.19)		N/A		87
Year ended 10/31/12	18.94	0.02	0.19	0.21	(0.20)	18.95	1.15	(h)	4,624	2.46	(h)	2.46	(h)	0.09	(h)	N/A		101
Year ended 10/31/11	20.99	0.07	(2.08)	(2.01)	(0.04)	18.94	(9.62	)(h)	5,572	2.39	(h)	2.39	(h)	0.32	(h)	N/A		109
Year ended 10/31/10	18.51	(0.09)	2.57	2.48	—	20.99	13.40		5,951	2.53	(f)	2.53	(f)	(0.44	)(f)	0.00	(g)	76
Class R
Six months ended 04/30/15	24.33	(0.02)	1.16	1.14	—	25.47	4.69		324	2.02	(e)	2.02	(e)	(0.15	)(e)	N/A		40
Year ended 10/31/14	23.74	0.08	0.80	0.88	(0.29)	24.33	3.78		344	2.03		2.03		0.34		N/A		63
Year ended 10/31/13	19.93	0.07	3.80	3.87	(0.06)	23.74	19.44		295	2.06		2.06		0.31		N/A		87
Year ended 10/31/12	19.95	0.10	0.20	0.30	(0.32)	19.93	1.59		236	2.05		2.05		0.50		N/A		101
Year ended 10/31/11	22.11	0.17	(2.19)	(2.02)	(0.14)	19.95	(9.21)		129	1.93		1.93		0.78		N/A		109
Year ended 10/31/10	19.41	0.01	2.70	2.71	(0.01)	22.11	13.97		37	2.03	(f)	2.03	(f)	0.06	(f)	0.00	(g)	76
Class Y(i)
Six months ended 04/30/15	24.90	0.04	1.18	1.22	(0.09)	26.03	4.94		4,513	1.52	(e)	1.52	(e)	0.35	(e)	N/A		40
Year ended 10/31/14	24.28	0.20	0.82	1.02	(0.40)	24.90	4.34		2,944	1.53		1.53		0.84		N/A		63
Year ended 10/31/13	20.37	0.18	3.88	4.06	(0.15)	24.28	20.03		3,291	1.56		1.56		0.81		N/A		87
Year ended 10/31/12	20.37	0.20	0.21	0.41	(0.41)	20.37	2.10		5,240	1.55		1.55		1.00		N/A		101
Year ended 10/31/11	22.57	0.29	(2.24)	(1.95)	(0.25)	20.37	(8.77)		7,998	1.43		1.43		1.28		N/A		109
Year ended 10/31/10	19.77	0.12	2.77	2.89	(0.09)	22.57	14.67		9,553	1.53	(f)	1.53	(f)	0.56	(f)	0.00	(g)	76
Class R5
Six months ended 04/30/15	24.92	0.06	1.18	1.24	(0.13)	26.03	5.03		14	1.35	(e)	1.35	(e)	0.52	(e)	N/A		40
Year ended 10/31/14	24.30	0.24	0.82	1.06	(0.44)	24.92	4.48		13	1.37		1.37		1.00		N/A		63
Year ended 10/31/13	20.39	0.21	3.89	4.10	(0.19)	24.30	20.23		13	1.43		1.43		0.94		N/A		87
Year ended 10/31/12	20.39	0.24	0.20	0.44	(0.44)	20.39	2.24		11	1.37		1.37		1.18		N/A		101
Year ended 10/31/11(j)	23.52	0.35	(3.48)	(3.13)	—	20.39	(13.31)		11	1.22	(k)	1.22	(k)	1.49	(k)	N/A		109

(a)	Calculated using average shares outstanding.
(b)	Includes redemption fees added to shares of beneficial interest which were less than $0.005 per share for the years ended October 31, 2012 and October 31, 2011.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(d)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable. For the period ended October 31, 2011, the portfolio turnover calculation excludes the value of securities purchased of $5,980,249 and sold of $4,944,271 in effect to realign the Fund’s portfolio holdings after the reorganization of Invesco Japan Fund into the Fund.
(e)	Ratios are annualized and based on average daily net assets (000’s omitted) of $70,391, $402, $4,569, $335, $3,082 and $13 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(f)	The ratios reflect the rebate of certain Fund expenses in connection with investments in a Morgan Stanley affiliate during the period. The effect of the rebate on the ratios is disclosed in the above table as “Rebate from Morgan Stanley affiliate”.
(g)	Amount is less than 0.005%.
(h)	The total return, ratio of expenses to average net assets and ratio of net investment income (loss) to average net assets reflect actual 12b-1 fees of 0.24% for Class A shares for the six months ended April, 30, 2015 and for the year ended on October 31, 2014 and 0.99%, 0.90% and 0.95% for Class C shares for the years ended October 31, 2014, 2012, and 2011, respectively.
(i)	On June 1, 2010, Morgan Stanley Pacific Growth Funds Inc.’s former Class I shares were reorganized into Class Y shares.
(j)	Commencement date of May 23, 2011 for Class R5 shares.
(k)	Annualized.

17                         Invesco Pacific Growth Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]	Annualized Expense Ratio
A	$1,000.00	$1,048.20	$8.94	$1,016.07	$8.80	1.76%
B	1,000.00	1,044.20	12.77	1,012.30	12.57	2.52
C	1,000.00	1,044.60	12.78	1,012.30	12.57	2.52
R	1,000.00	1,046.80	10.25	1,014.78	10.09	2.02
Y	1,000.00	1,049.40	7.72	1,017.26	7.60	1.52
R5	1,000.00	1,050.30	6.86	1,018.10	6.76	1.35

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

18                         Invesco Pacific Growth Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	MS-PGRO-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Premium Income Fund
Nasdaq:
A: PIAFX ¡ C: PICFX ¡ R: PIRFX ¡ Y: PIYFX ¡ R5: IPNFX ¡ R6: PIFFX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
20 Financial Statements
22 Notes to Financial Statements
32 Financial Highlights
33 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	3.70%
Class C Shares	3.31
Class R Shares	3.57
Class Y Shares	3.83
Class R5 Shares	3.93
Class R6 Shares	3.93
Barclays U.S. Aggregate Index‚ (Broad Market Index)	2.06
Custom Premium Income Index■ (Style-Specific Index)	3.29
Lipper Mixed-Asset Target Allocation Conservative Funds Index¿ (Peer Group Index)	1.94
Source(s): ‚FactSet Research Systems Inc.; ■Invesco, FactSet Research Systems Inc.; ¿Lipper Inc.
The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

The Custom Premium Income Index, created by Invesco to serve as a benchmark for Invesco Premium Income Fund, comprises the following indexes: the S&P 500 Index (50%) and the Barclays U.S. Universal Index (50%).

The Lipper Mixed-Asset Target Allocation Conservative Funds Index is an unmanaged index considered representative of mixed-asset target allocation conservative funds tracked by Lipper.

The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Barclays U.S. Universal Index is an unmanaged index comprising US dollar-denominated, taxable bonds that are rated investment grade or below investment grade.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Premium Income Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	5.28%
1 Year	1.38

Class C Shares
Inception (12/14/11)	6.25%
1 Year	5.50

Class R Shares
Inception (12/14/11)	6.76%
1 Year	7.04

Class Y Shares
Inception (12/14/11)	7.31%
1 Year	7.57

Class R5 Shares
Inception (12/14/11)	7.34%
1 Year	7.67

Class R6 Shares
Inception	7.29%
1 Year	7.67

Class R6 shares incepted on September 24, 2012. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.05%, 1.80%, 1.30%, 0.80%, 0.80% and 0.80%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (12/14/11)	5.18%
1 Year	2.06

Class C Shares
Inception (12/14/11)	6.18%
1 Year	6.18

Class R Shares
Inception (12/14/11)	6.73%
1 Year	7.82

Class Y Shares
Inception (12/14/11)	7.24%
1 Year	8.15

Class R5 Shares
Inception (12/14/11)	7.27%
1 Year	8.25

Class R6 Shares
Inception	7.22%
1 Year	8.25

prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 1.29%, 2.04%, 1.54%, 1.04%, 0.91% and 0.91%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 5.50% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

3	Invesco Premium Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Premium Income Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Principal Amount	Value
U.S. Dollar Denominated Bonds and Notes–57.87%
Aerospace & Defense–0.79%
Bombardier Inc. (Canada),
Sr. Unsec. Notes, 7.50%, 03/15/18(b)	$105,000	$113,006
7.50%, 03/15/25(b)	336,000	333,480
7.75%, 03/15/20(b)	136,000	144,670
Unsec. Notes, 5.50%, 09/15/18(b)	50,000	50,625
DigitalGlobe Inc., Sr. Unsec. Gtd. Bonds, 5.25%, 02/01/21(b)	85,000	86,275
Aerojet Rocketdyne Holdings, Inc., Sec. Gtd. Global Notes, 7.13%, 03/15/21	165,000	177,788
Moog Inc., Sr. Unsec. Gtd. Notes, 5.25%, 12/01/22(b)	130,000	135,525
TransDigm Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.50%, 10/15/20	117,000	116,415
		1,157,784

Agricultural & Farm Machinery–0.07%
Titan International Inc., Sr. Sec. Gtd. Global Notes, 6.88%, 10/01/20	114,000	104,168

Agricultural Products–0.06%
Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	86,000	88,473

Airlines–0.12%
Air Canada (Canada),
Sec. Gtd. Notes, 8.75%, 04/01/20(b)	35,000	39,389
Sr. Unsec. Gtd. Notes, 7.75%, 04/15/21(b)	120,000	130,584
		169,973

Alternative Carriers–0.47%
Level 3 Communications, Inc., Sr. Unsec. Global Notes, 5.75%, 12/01/22	415,000	426,931
Level 3 Financing, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 08/15/22	250,000	256,875
		683,806

Apparel Retail–0.50%
Hot Topic, Inc., Sr. Sec. Gtd. Notes, 9.25%, 06/15/21(b)	253,000	276,086
L Brands, Inc.,
Sr. Unsec. Gtd. Global Notes, 5.63%, 02/15/22	109,000	119,491
Sr. Unsec. Gtd. Notes, 6.63%, 04/01/21	52,000	59,605
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	224,000	238,840
Neiman Marcus Group Ltd. LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/15/21(b)	44,000	47,465
		741,487

	Principal Amount	Value
Apparel, Accessories & Luxury Goods–0.04%
William Carter Co. (The), Sr. Unsec. Gtd. Global Notes, 5.25%, 08/15/21	$59,000	$61,434

Application Software–0.05%
Nuance Communications Inc., Sr. Unsec. Gtd. Notes, 5.38%, 08/15/20(b)	75,000	76,313

Asset Management & Custody Banks–0.24%
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes, 8.50%,11/01/17(c)	185,000	185,000
DJO Finance LLC/Corp., Sec. Second Lien Notes, 8.13%, 06/15/21(b)	160,000	162,800
		347,800

Auto Parts & Equipment–0.68%
CTP Transportation Products LLC/CTP Finance Inc., Sr. Sec. Notes, 8.25%, 12/15/19(b)	174,000	185,745
Dana Holding Corp., Sr. Unsec. Notes, 5.38%, 09/15/21	142,000	148,212
5.50%, 12/15/24	34,000	35,105
Stackpole International Intermediate Co. S.A./Stackpole International Powder Metal (Canada), Sr. Sec. Gtd. Notes, 7.75%, 10/15/21(b)	280,000	280,350
Tenneco Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 12/15/24	136,000	143,140
ZF North America Capital, Inc. (Germany), Sr. Unsec. Gtd. Notes, 4.50%, 04/29/22(b)	200,000	201,750
		994,302

Automobile Manufacturers–0.14%
Fiat Chrysler Automobiles N.V. (United Kingdom), Sr. Unsec. Notes, 5.25%, 04/15/23(b)	201,000	204,769

Automotive Retail–0.08%
CST Brands, Inc., Sr. Unsec. Gtd. Global Notes, 5.00%, 05/01/23	112,000	115,780

Broadcasting–0.51%
Clear Channel Worldwide Holdings Inc., Series B, Sr. Unsec. Gtd. Global Notes, 6.50%, 11/15/22	98,000	104,125
iHeartCommunications, Inc.,
Sr. Sec. Gtd. Global Notes, 9.00%, 09/15/22	70,000	67,725
Sr. Sec. Gtd. Notes, 10.63%, 03/15/23(b)	250,000	255,000
Sr. Unsec. Global Notes, 10.00%, 01/15/18	74,000	65,120
Sinclair Television Group Inc., Sr. Unsec. Gtd. Notes, 5.63%, 08/01/24(b)	250,000	255,000
Starz LLC/Starz Finance Corp., Sr. Unsec. Gtd. Global Notes, 5.00%, 09/15/19	8,000	8,260
		755,230

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Premium Income Fund

	Principal Amount	Value
Building Products–0.82%
Builders FirstSource Inc., Sr. Sec. Notes, 7.63%, 06/01/21(b)	$255,000	$266,794
Building Materials Holding Corp., Sr. Sec. Notes, 9.00%, 09/15/18(b)	150,000	162,562
Gibraltar Industries Inc., Sr. Unsec. Gtd. Sub. Global Notes, 6.25%, 02/01/21	190,000	193,800
Hardwoods Acquisition, Inc., Sr. Sec. Notes, 7.50%, 08/01/21(b)	45,000	43,425
Masonite International Corp., Sr. Unsec. Gtd. Notes, 5.63%, 03/15/23(b)	15,000	15,750
NCI Building Systems, Inc., Sr. Unsec. Gtd. Notes, 8.25%, 01/15/23(b)	30,000	31,950
Norbord Inc. (Canada), Sr. Sec. Gtd.
First Lien Notes, 6.25%, 04/15/23(b)	75,000	75,516
Sr. Sec. First Lien Notes, 5.38%, 12/01/20(b)	103,000	103,154
Nortek Inc., Sr. Unsec. Gtd. Global Notes, 8.50%, 04/15/21	266,000	289,275
USG Corp., Sr. Unsec. Gtd. Notes, 5.88%, 11/01/21(b)	24,000	25,860
		1,208,086

Cable & Satellite–2.41%
Altice S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.75%, 05/15/22(b)	650,000	662,187
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec. Gtd. Global Notes, 5.25%, 09/30/22	50,000	50,000
Sr. Unsec. Gtd. Notes, 5.13%, 05/01/23(b)	225,000	223,313
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	424,000	430,360
5.88%, 11/15/24	100,000	98,750
Hughes Satellite Systems Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 06/15/21	42,000	47,040
Intelsat Jackson Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 5.50%, 08/01/23	370,000	355,200
Intelsat Luxembourg S.A. (Luxembourg),
Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	130,000	120,250
8.13%, 06/01/23	139,000	128,575
Numericable-SFR S.A. (France), Sr. Sec. Gtd. Bonds, 6.00%, 05/15/22(b)	600,000	616,200
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH (Germany), Sr. Sec. Gtd. Bonds, 5.00%, 01/15/25(b)	200,000	202,000
VTR Finance B.V. (Chile), Sr. Sec. Notes, 6.88%, 01/15/24(b)	200,000	207,876
REGS, Sr. Sec. Euro Notes, 6.88%, 01/15/24(b)	385,000	399,322
		3,541,073

	Principal Amount	Value
Casinos & Gaming–0.28%
Boyd Gaming Corp., Sr. Unsec. Gtd. Global Notes, 9.00%, 07/01/20	$75,000	$81,000
Isle of Capri Casinos, Inc., Sr. Unsec. Gtd. Notes, 5.88%, 03/15/21(b)	59,000	60,844
MGM Resorts International,
Sr. Unsec. Gtd. Global Notes, 6.63%, 12/15/21	45,000	48,487
Sr. Unsec. Gtd. Notes, 6.00%, 03/15/23	160,000	166,600
7.75%, 03/15/22	53,000	60,089
		417,020

Coal & Consumable Fuels–0.21%
CONSOL Energy Inc., Sr. Unsec. Gtd. Global Notes, 5.88%, 04/15/22	335,000	309,875

Commercial Printing–0.15%
Multi-Color Corp., Sr. Unsec. Gtd. Notes, 6.13%, 12/01/22(b)	204,000	213,180

Commodity Chemicals–0.30%
Braskem Finance Ltd. (Brazil), REGS,
Sr. Unsec. Gtd. Euro Notes, 5.38%, 05/02/22(b)	200,000	193,900
5.75%, 04/15/21(b)	250,000	251,800
		445,700

Communications Equipment–0.09%
Avaya Inc., Sr. Sec. Gtd. Notes, 9.00%, 04/01/19(b)	126,000	130,883

Computer & Electronics Retail–0.09%
Rent-A-Center, Inc., Sr. Unsec. Gtd. Global Notes, 4.75%, 05/01/21	151,000	134,956

Construction & Engineering–0.30%
AECOM, Sr. Unsec. Gtd. Notes, 5.75%, 10/15/22(b)	70,000	72,749
Dycom Investments Inc., Sr. Unsec. Gtd. Sub. Global Notes, 7.13%, 01/15/21	140,000	147,700
Odebrecht Finance Ltd. (Brazil), Sr. Unsec. Gtd. Notes, 5.25%, 06/27/29(b)	250,000	218,750
		439,199

Construction Machinery & Heavy Trucks–0.74%
Allied Specialty Vehicles, Inc., Sr. Sec. Notes, 8.50%, 11/01/19(b)	135,000	144,112
Commercial Vehicle Group Inc., Sec. Gtd. Global Notes, 7.88%, 04/15/19	245,000	255,106
Meritor Inc., Sr. Unsec. Gtd. Notes, 6.25%, 02/15/24	13,000	13,293
6.75%, 06/15/21	110,000	115,225
Navistar International Corp.,
Sr. Unsec. Gtd. Notes, 8.25%, 11/01/21	225,000	224,156
Sr. Unsec. Sub. Conv. Bonds, 4.75%, 04/15/19	95,000	88,825

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Premium Income Fund

	Principal Amount	Value
Construction Machinery & Heavy Trucks–(continued)
Oshkosh Corp.,
Sr. Unsec. Gtd. Global Notes, 5.38%, 03/01/22	$199,000	$208,950
Sr. Unsec. Gtd. Notes, 5.38%, 03/01/25(b)	35,000	36,619
		1,086,286

Construction Materials–1.27%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	315,000	324,647
Cemex S.A.B. de C.V. (Mexico),
Sr. Sec. Gtd. Notes, 5.70%, 01/11/25(b)	235,000	237,937
5.88%, 03/25/19(b)	200,000	206,850
REGS, Sr. Sec. Gtd. Euro Notes, 5.70%, 01/11/25(b)	620,000	622,914
CPG Merger Sub LLC, Sr. Unsec. Gtd. Notes, 8.00%, 10/01/21(b)	31,000	32,550
Shea Homes L.P./Shea Homes Funding Corp., Sr. Unsec. Notes, 5.88%, 04/01/23(b)	30,000	30,975
Unifrax I LLC/Unifrax Holding Co.,
Sr. Unsec. Gtd. Notes, 7.50%, 02/15/19(b)	115,000	118,881
7.50%, 02/15/19(b)	102,000	105,443
US Concrete, Inc., Sr. Sec. Gtd. Global Notes, 8.50%, 12/01/18	170,000	181,050
		1,861,247

Consumer Finance–0.46%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.63%, 03/30/25	300,000	299,250
5.13%, 09/30/24	286,000	295,295
Credit Acceptance Corp., Sr. Unsec. Gtd. Notes, 7.38%, 03/15/23(b)	78,000	77,610
		672,155

Data Processing & Outsourced Services–0.53%
CoreLogic, Inc., Sr. Unsec. Gtd. Global Notes, 7.25%, 06/01/21	60,000	64,275
First Data Corp., Sr. Unsec. Gtd. Sub. Global Notes, 11.75%, 08/15/21	622,000	716,855
		781,130

Department Stores–1.01%
1011778 BC ULC/ New Red Finance, Inc. (Canada), Sec. Notes, 6.00%, 04/01/22(b)	516,000	535,995
El Puerto de Liverpool, S.A.B. de C.V. (Mexico), REGS, Sr. Unsec. Gtd. Euro Notes, 3.95%, 10/02/24(b)	200,000	201,500
Golden Eagle Retail Group Ltd. (China), REGS, Sr. Unsec. Euro Notes, 4.63%, 05/21/23(b)	260,000	221,025
SACI Falabella (Chile), Sr. Unsec. Notes, 4.38%, 01/27/25(b)	500,000	523,848
		1,482,368

	Principal Amount	Value
Distillers & Vintners–0.04%
Constellation Brands Inc., Sr. Unsec. Gtd. Notes, 4.75%, 11/15/24	$55,000	$58,575

Diversified Banks–3.71%
Akbank TAS (Turkey), Sr. Unsec. Notes, 4.00%, 01/24/20(b)	200,000	194,549
Banco Inbursa S.A. Institucion de Banca Multiple (Mexico), Sr. Unsec. Notes, 4.13%, 06/06/24(b)	500,000	500,408
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander (Mexico), Unsec. Sub. Notes, 5.95%, 01/30/24(b)	300,000	320,062
Bancolombia S.A. (Colombia), Unsec. Sub. Global Notes, 5.13%, 09/11/22	300,000	308,981
Bank of China Ltd. (China), Unsec. Sub. Notes, 5.00%, 11/13/24(b)	470,000	494,215
BBVA Bancomer S.A. (Mexico), Unsec. Sub. Notes, 6.75%, 09/30/22(b)	150,000	171,714
BBVA Colombia S.A. (Colombia), Unsec. Sub. Notes, 4.88%, 04/21/25(b)	478,000	480,286
Emirates NBD Tier 1 Ltd. (United Arab Emirates), Jr. Unsec. Gtd. Sub. Euro Bonds, 5.75%(d)	500,000	500,100
Global Bank Corp. (Panama), Sr. Unsec. Notes, 5.13%, 10/30/19(b)	200,000	206,875
ICICI Bank Ltd. (India),
Jr. Unsec. Sub. Bonds, 6.38%, 04/30/22(b)	300,000	313,500
REGS, Jr. Unsec. Sub. Euro Bonds, 6.38%, 04/30/22(b)	400,000	419,000
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00%(b)(d)	290,000	303,250
Royal Bank of Scotland Group PLC (The) (United Kingdom), Unsec. Sub. Yankee Notes, 6.13%, 12/15/22	88,000	97,972
Russian Agricultural Bank OJSC Via RSHB Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 5.10%, 07/25/18(b)	200,000	189,250
Sberbank of Russia Via SB Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 6.13%, 02/07/22(b)	450,000	438,525
Turkiye Is Bankasi A.S. (Turkey), REGS, Unsec. Sub. Euro Notes, 6.00%, 10/24/22(b)	300,000	298,875
Türkiye Sise Ve Cam Fabrikalari A.S. (Turkey), REGS, Sr. Unsec. Euro Notes, 4.25%, 05/09/20(b)	220,000	216,700
		5,454,262

Diversified Chemicals–0.34%
Evolution Escrow Issuer LLC, Sr. Unsec. Gtd. Notes, 7.50%, 03/15/22(b)	39,000	39,780
OCP S.A. (Morocco), Sr. Unsec. Notes, 4.50%, 10/22/25(b)	476,000	463,505
		503,285

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Premium Income Fund

	Principal Amount	Value
Diversified Metals & Mining–0.05%
Compass Minerals International, Inc., Sr. Unsec. Gtd. Notes, 4.88%, 07/15/24(b)	$74,000	$75,110

Diversified Real Estate Activities–0.14%
Wanda Properties Overseas Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 4.88%, 11/21/18(b)	200,000	205,600

Diversified REIT’s–0.15%
China Overseas Finance Cayman III Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.38%, 10/29/43(b)	200,000	220,694

Electric Utilities–0.54%
Lamar Funding Ltd. (Oman), Sr. Unsec. Gtd. Bonds, 3.96%, 05/07/25(b)	450,000	453,150
Majapahit Holding B.V. (Indonesia), Sr. Unsec. Gtd. Notes, 7.75%, 01/20/20(b)	100,000	117,499
PT Perusahaan Listrik Negara (Indonesia), REGS, Sr. Unsec. Euro Notes, 5.50%, 11/22/21(b)	200,000	218,000
		788,649

Electrical Components & Equipment–0.25%
EnerSys, Sr. Unsec. Gtd. Notes, 5.00%, 04/30/23(b)	224,000	227,640
Sensata Technologies B.V. (Netherlands),
Sr. Unsec. Gtd. Notes, 4.88%, 10/15/23(b)	55,000	57,338
5.00%,10/01/25(b)	75,000	77,812
		362,790

Environmental & Facilities Services–0.04%
ADS Waste Holdings, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 10/01/20	58,000	61,480

Fertilizers & Agricultural Chemicals–0.28%
Israel Chemicals Ltd. (Israel), Sr. Unsec. Notes, 4.50%, 12/02/24(b)	400,000	417,040

Gas Utilities–0.17%
Ferrellgas L.P./Ferrellgas Finance Corp.,
Sr. Unsec. Global Notes, 6.50%,05/01/21	175,000	178,500
6.75%,01/15/22	30,000	30,975
Suburban Propane Partners, L.P./Suburban Energy Finance Corp., Sr. Unsec. Global Notes, 7.38%, 08/01/21	44,000	47,520
		256,995

General Merchandise Stores–0.36%
Family Tree Escrow LLC, Sr. Sec. Notes, 5.75%, 03/01/23(b)	504,000	531,720

Health Care Equipment–0.03%
Universal Hospital Services Inc., Sec. Gtd. Global Notes, 7.63%, 08/15/20	44,000	38,720

	Principal Amount	Value
Health Care Facilities–1.02%
Acadia Healthcare Co., Inc., Sr. Unsec. Gtd. Notes, 5.63%, 02/15/23(b)	$26,000	$26,715
Community Health Systems, Inc., Sr. Unsec. Gtd. Global Notes, 6.88%, 02/01/22	122,470	131,043
HCA Holdings, Inc., Sr. Unsec. Notes, 6.25%, 02/15/21	347,000	380,832
HCA, Inc.,
Sr. Sec. Gtd. Global Notes, 5.88%,03/15/22	199,000	223,067
Sr. Sec. Gtd. Notes, 5.25%, 04/15/25	60,000	65,250
Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/22	141,000	165,675
Sr. Unsec. Gtd. Notes, 5.38%, 02/01/25	61,000	64,355
Surgical Care Affiliates, Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/23(b)	150,000	154,500
Tenet Healthcare Corp.,
Sr. Sec. Gtd. Global Notes, 6.00%,10/01/20	71,000	76,147
Sr. Unsec. Global Notes, 6.75%,02/01/20	25,000	26,500
8.13%,04/01/22	168,000	184,590
		1,498,674

Health Care Services–0.26%
ExamWorks Group, Inc., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23	93,000	96,837
MPH Acquisition Holdings LLC, Sr. Unsec. Gtd. Notes, 6.63%, 04/01/22(b)	210,000	221,550
Omnicare Inc., Sr. Unsec. Gtd. Notes, 5.00%, 12/01/24	55,000	60,706
		379,093

Home Improvement Retail–0.24%
Hillman Group Inc. (The), Sr. Unsec. Notes, 6.38%, 07/15/22(b)	355,000	357,663

Homebuilding–1.00%
Ashton Woods USA LLC/Ashton Woods Finance Co., Sr. Unsec. Notes, 6.88%, 02/15/21(b)	313,000	297,741
Beazer Homes USA Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/21	319,000	318,601
K. Hovnanian Enterprises Inc.,
Sr. Sec. Gtd. Notes, 7.25%,10/15/20(b)	61,000	64,050
Sr. Unsec. Gtd. Notes, 7.00%,01/15/19(b)	109,000	105,185
8.00%,11/01/19(b)	315,000	308,700
KB Home,
Sr. Unsec. Gtd. Notes, 7.00%,12/15/21	38,000	39,853
7.50%,09/15/22	23,000	24,236
Meritage Homes Corp., Sr. Unsec. Gtd. Global Notes, 7.15%, 04/15/20	20,000	21,800
Ryland Group Inc. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	201,000	206,025

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Premium Income Fund

	Principal Amount	Value
Homebuilding–(continued)
Taylor Morrison Communities Inc./ Monarch Communities Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/15/23(b)	$80,000	$81,800
		1,467,991

Hotels, Resorts & Cruise Lines–0.05%
Interval Acquisition Corp., Sr. Unsec. Gtd. Notes, 5.63%, 04/15/23(b)	65,000	66,463

Household Products–0.71%
Kimberly-Clark de Mexico, S.A.B. de C.V. (Mexico), Sr. Unsec. Notes, 3.25%, 03/12/25(b)	300,000	298,896
Reynolds Group Issuer Inc./LLC (New Zealand),
Sr. Sec. Gtd. Global Notes, 5.75%,10/15/20	146,000	152,935
Sr. Unsec. Gtd. Global Notes, 8.25%,02/15/21	550,000	587,125
		1,038,956

Hypermarkets & Super Centers–0.21%
Cencosud S.A. (Chile), REGS, Sr. Unsec. Gtd. Euro Notes, 4.88%, 01/20/23(b)	300,000	306,638

Independent Power Producers & Energy Traders–0.86%
AES Corp. (The),
Sr. Unsec. Global Notes, 7.38%, 07/01/21	102,000	114,750
Sr. Unsec. Notes, 5.50%, 04/15/25	315,000	311,850
Calpine Corp.,
Sr. Sec. Gtd. Notes, 5.88%,01/15/24(b)	15,000	16,106
Sr. Unsec. Global Notes, 5.38%,01/15/23	296,000	300,070
5.50%,02/01/24	74,000	74,370
Israel Electric Corp. Ltd. (The) (Israel), Sr. Sec. Euro Bonds, 5.00%, 11/12/24(b)	280,000	298,550
NRG Energy Inc., Sr. Unsec. Gtd. Global Notes, 6.25%, 07/15/22	144,000	150,840
		1,266,536

Industrial Conglomerates–0.11%
Hutchison Whampoa International (10) Ltd. (Hong Kong), Unsec. Gtd. Sub. Notes, 6.00%(b)(d)	159,000	162,776

Industrial Machinery–0.21%
Optimas OE Solutions Holding, LLC/ Optimas OE Solutions, Inc., Sr. Sec. Notes, 8.63%, 06/01/21(b)	124,000	127,255
Waterjet Holdings, Inc., Sr. Sec. Gtd. Notes, 7.63%, 02/01/20(b)	168,000	178,080
		305,335

Integrated Oil & Gas–2.35%
California Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.50%, 09/15/21	406,000	386,715

	Principal Amount	Value
Integrated Oil & Gas–(continued)
Gazprom Neft OAO Via GPN Capital S.A. (Russia), REGS, Sr. Unsec. Euro Notes, 4.38%, 09/19/22(b)	$360,000	$306,900
Gazprom OAO Via Gaz Capital S.A. (Russia), Sr. Unsec. Bonds, 4.30%, 11/12/15(b)	250,000	250,612
KazMunayGas National Co. JSC (Kazakhstan), REGS,
Sr. Unsec. Medium-Term Euro Notes, 4.40%,04/30/23(b)	400,000	380,000
Unsec. Euro Notes, 4.88%,05/07/25(b)	400,000	379,800
Lukoil International Finance B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 4.56%, 04/24/23(b)	250,000	223,750
Petrobras Global Finance B.V. (Brazil), Sr. Unsec. Gtd. Global Notes, 5.38%, 01/27/21	920,000	886,650
Petroleos de Venezuela S.A. (Venezuela),
Sr. Unsec. Gtd. Notes, 8.50%,11/02/17(b)	106,000	82,415
REGS, Sr. Unsec. Gtd. Euro Bonds, 6.00%,05/16/24(b)	447,644	191,368
Sr. Unsec. Gtd. Euro Notes, 8.50%,11/02/17(b)	290,000	225,040
9.00%,11/17/21(b)	265,000	130,486
		3,443,736

Integrated Telecommunication Services–0.74%
Colombia Telecomunicaciones S.A. E.S.P. (Colombia), REGS, Sr. Unsec. Euro Notes, 5.38%, 09/27/22(b)	390,000	398,658
Communications Sales & Leasing, Inc., Sr. Sec. Gtd. First Lien Notes, 6.00%, 04/15/23(b)	20,000	20,225
Digicel Group Ltd. (Jamaica), REGS, Sr. Unsec. Euro Notes, 7.13%, 04/01/22(b)	250,000	237,344
Telecom Italia S.p.A. (Italy), Sr. Unsec. Notes, 5.30%, 05/30/24(b)	400,000	423,480
		1,079,707

Internet Software & Services–0.38%
CyrusOne L.P./CyrusOne Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 11/15/22	241,000	254,857
EarthLink Holdings Corp.,
Sr. Sec. Gtd. Global Notes, 7.38%, 06/01/20	155,000	161,781
Sr. Unsec. Gtd. Global Notes, 8.88%, 05/15/19	38,000	39,283
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	97,000	101,365
		557,286

Marine–0.50%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Sr. Sec. Gtd. Mortgage Notes, 8.13%,11/15/21(b)	280,000	287,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Premium Income Fund

	Principal Amount	Value
Marine–(continued)
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	$450,000	$443,813
		730,813

Metal & Glass Containers–0.47%
Berry Plastics Corp., Sec. Gtd. Notes, 5.50%, 05/15/22	427,000	445,681
Coveris Holdings S.A. (Luxembourg), Sr. Unsec. Gtd. Notes, 7.88%, 11/01/19(b)	200,000	203,500
Owens-Brockway Glass Container Inc., Sr. Unsec. Notes, 5.00%, 01/15/22(b)	40,000	41,250
		690,431

Movies & Entertainment–0.15%
AMC Entertainment Inc., Sr. Unsec. Gtd. Sub. Global Notes, 5.88%, 02/15/22	45,000	46,969
DreamWorks Animation SKG, Inc., Sr. Unsec. Gtd. Notes, 6.88%, 08/15/20(b)	101,000	101,379
LIN Television Corp., Sr. Unsec. Gtd. Global Notes, 6.38%, 01/15/21	75,000	78,375
		226,723

Multi-Sector Holdings–0.22%
SUAM Finance B.V. (Colombia), Sr. Unsec. Gtd. Notes, 4.88%, 04/17/24(b)	300,000	316,957

Oil & Gas Drilling–0.06%
Pioneer Energy Services Corp., Sr. Unsec. Gtd. Global Notes, 6.13%, 03/15/22	105,000	81,113

Oil & Gas Equipment & Services–0.82%
Bristow Group, Inc., Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22	121,000	119,790
Exterran Partners, L.P./EXLP Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 04/01/21	209,000	203,775
Key Energy Services, Inc., Sr. Unsec. Gtd. Notes, 6.75%, 03/01/21	133,000	89,110
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Sr. Unsec. Gtd. Notes, 7.00%(b)(d)	200,000	154,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.00%(b)(d)	850,000	636,437
		1,203,112

Oil & Gas Exploration & Production–3.61%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	161,000	163,415
6.00%, 12/01/20	342,000	352,260
Approach Resources Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 06/15/21	104,000	94,120
Carrizo Oil & Gas, Inc.,
Sr. Unsec. Gtd. Global Notes, 6.25%, 04/15/23	255,000	259,781
Sr. Unsec. Gtd. Notes, 7.50%, 09/15/20	22,000	23,320

	Principal Amount	Value
Oil & Gas Exploration & Production–(continued)
Chaparral Energy, Inc., Sr. Unsec. Gtd. Global Notes, 8.25%, 09/01/21	$85,000	$69,275
9.88%, 10/01/20	140,000	121,100
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 6.63%, 08/15/20	334,000	345,690
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	88,000	89,540
Concho Resources Inc., Sr. Unsec. Gtd. Global Notes, 5.50%, 10/01/22	24,000	24,570
5.50%, 04/01/23	110,000	112,612
Denbury Resources Inc., Sr. Unsec. Gtd. Sub. Notes, 5.50%, 05/01/22	90,000	86,175
Diamondback Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.63%, 10/01/21	117,000	127,237
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	250,000	261,250
Laredo Petroleum, Inc.,
Sr. Unsec. Gtd. Global Notes, 7.38%, 05/01/22	88,000	94,160
Sr. Unsec. Gtd. Notes, 6.25%, 03/15/23	320,000	332,000
Pertamina Persero PT (Indonesia),
REGS, Sr. Unsec. Medium-Term Euro Notes, 4.30%,05/20/23(b)	500,000	498,750
5.63%,05/20/43(b)	500,000	485,650
Petroleos Mexicanos (Mexico),
Sr. Unsec. Gtd. Global Notes, 3.50%, 01/30/23	318,000	308,508
6.50%, 06/02/41	159,000	177,739
Sr. Unsec. Gtd. Notes, 3.50%, 07/23/20(b)	260,000	266,795
4.50%,01/23/26(b)	160,000	163,216
QEP Resources Inc.,
Sr. Unsec. Global Notes, 5.25%, 05/01/23	73,000	73,730
Sr. Unsec. Notes, 5.38%, 10/01/22	19,000	19,285
Range Resources Corp., Sr. Unsec. Gtd. Sub. Notes, 5.00%, 08/15/22	60,000	60,900
Rice Energy Inc., Sr. Unsec. Gtd. Notes, 7.25%, 05/01/23(b)	224,000	234,080
Rosetta Resources, Inc., Sr. Unsec. Gtd. Global Notes, 5.63%, 05/01/21	143,000	143,894
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 03/15/21	105,000	72,450
SM Energy Co.,
Sr. Unsec. Global Notes, 6.50%, 01/01/23	30,000	31,650
Sr. Unsec. Notes, 6.13%, 11/15/22(b)	175,000	184,625
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 5.75%, 03/15/21	26,000	26,747
		5,304,524

Oil & Gas Refining & Marketing–0.27%
Reliance Industries Ltd. (India), Sr. Unsec. Notes, 4.13%, 01/28/25(b)	387,000	391,354

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Premium Income Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–1.53%
Williams Partners L.P./ACMP Finance Corp., Sr. Unsec. Global Notes, 4.88%, 05/15/23	$101,000	$102,704
Crestwood Midstream Partners L.P./Crestwood Midstream Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.00%, 12/15/20	143,000	147,290
Energy Transfer Equity L.P., Sr. Sec. Gtd. Notes, 7.50%, 10/15/20	410,000	465,350
GNL Quintero S.A. (Chile), Sr. Unsec. Notes, 4.63%, 07/31/29(b)	200,000	210,539
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 5.50%, 02/15/23	155,000	163,137
6.50%, 08/15/21	63,000	66,308
NGL Energy Partners L.P./NGL Energy Finance Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 10/15/21	96,000	101,280
Sabine Pass Liquefaction LLC, Sr. Sec. Global Notes, 5.63%, 04/15/23	200,000	204,000
Teekay Corp. (Bermuda), Sr. Unsec. Global Notes, 8.50%, 01/15/20	60,000	67,350
Teekay Offshore Partners L.P./Teekay Offshore Finance Corp. (Bermuda), Sr. Unsec. Global Notes, 6.00%, 07/30/19	104,000	94,770
Tesoro Logistics L.P./Tesoro Logistics Finance Corp.,
Sr. Unsec. Gtd. Global Notes, 5.88%, 10/01/20	223,000	233,035
Sr. Unsec. Gtd. Notes, 6.25%, 10/15/22(b)	14,000	14,928
Transportadora de Gas Internacional S.A. E.S.P. (Colombia), REGS, Sr. Unsec. Euro Notes, 5.70%, 03/20/22(b)	350,000	372,750
		2,243,441

Other Diversified Financial Services–0.49%
Corp Financiera de Desarrollo S.A. (Peru), Unsec. Sub. Notes, 5.25%, 07/15/29(b)	300,000	316,500
Power Sector Assets & Liabilities Management Corp. (Philippines), Sr. Unsec. Gtd. Bonds, 7.39%, 12/02/24(b)	300,000	406,500
		723,000

Packaged Foods & Meats–1.40%
Diamond Foods Inc., Sr. Unsec. Gtd. Notes, 7.00%, 03/15/19(b)	395,000	411,787
JBS Investments GmbH (Brazil),
Sr. Unsec. Gtd. Notes, 7.25%, 04/03/24(b)	200,000	208,000
REGS, Sr. Unsec. Gtd. Euro Notes, 7.25%, 04/03/24(b)	400,000	418,200
Marfrig Overseas Ltd. (Brazil), REGS, Sr. Unsec. Gtd. Euro Notes, 9.50%, 05/04/20(b)	200,000	197,500

	Principal Amount	Value
Packaged Foods & Meats–(continued)
Minerva Luxembourg S.A. (Brazil),
Sr. Unsec. Gtd. Notes, 7.75%, 01/31/23(b)	$350,000	$349,125
REGS, Sr. Unsec. Gtd. Euro Notes, 7.75%, 01/31/23(b)	200,000	200,000
Post Holdings Inc., Sr. Unsec. Gtd. Global Notes, 7.38%, 02/15/22	62,000	64,790
Smithfield Foods Inc., Sr. Unsec. Notes, 5.88%, 08/01/21(b)	29,000	30,450
6.63%, 08/15/22	74,000	79,920
WhiteWave Foods Co. (The), Sr. Unsec. Gtd. Notes, 5.38%, 10/01/22	92,000	99,360
		2,059,132

Paper Packaging–0.12%
Graphic Packaging International Inc.,
Sr. Unsec. Gtd. Notes, 4.75%, 04/15/21	6,000	6,270
4.88%, 11/15/22	163,000	169,520
		175,790

Paper Products–0.16%
Mercer International Inc., Sr. Unsec. Gtd. Global Notes, 7.00%, 12/01/19	60,000	63,300
PH Glatfelter Co., Sr. Unsec. Gtd. Global Notes, 5.38%, 10/15/20	165,000	169,125
		232,425

Personal Products–0.06%
NBTY Inc., Sr. Unsec. Gtd. Global Notes, 9.00%, 10/01/18	78,000	81,998

Pharmaceuticals–1.07%
Concordia Healthcare Corp. (Canada), Sr. Unsec. Gtd. Notes, 7.00%, 04/15/23(b)	343,000	349,860
Endo Finance LLC/ Endo Ltd./Endo Finco Inc., Sr. Unsec. Gtd. Notes, 6.00%, 02/01/25(b)	200,000	206,500
Salix Pharmaceuticals Ltd., Sr. Unsec. Gtd. Notes, 6.50%, 01/15/21(b)	21,000	23,835
Valeant Pharmaceuticals International, Inc.,
Sr. Unsec. Gtd. Notes, 5.50%, 03/01/23(b)	130,000	131,950
5.63%, 12/01/21(b)	140,000	144,375
5.88%, 05/15/23(b)	42,000	43,207
6.38%, 10/15/20(b)	113,000	119,639
7.50%, 07/15/21(b)	32,000	34,840
Sr. Unsec. Notes, 6.13%, 04/15/25(b)	503,000	523,120
		1,577,326

Railroads–0.51%
Transnet SOC Ltd. (South Africa),
Sr. Unsec. Notes, 4.00%, 07/26/22(b)	300,000	290,250
REGS, Sr. Unsec. Euro Notes, 4.00%, 07/26/22(b)	476,000	461,282
		751,532

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Premium Income Fund

	Principal Amount	Value
Real Estate Development–0.47%
AV Homes, Inc., Sr. Unsec. Notes, 8.50%, 07/01/19(b)	$60,000	$57,900
Country Garden Holdings Co. Ltd. (China), REGS, Sr. Unsec. Gtd. Euro Notes, 7.50%, 01/10/23(b)	220,000	226,050
Longfor Porperties Co. Ltd. (China), Sr. Unsec. Gtd. Euro Notes, 6.75%, 01/29/23	200,000	201,962
Shimao Property Holdings Ltd. (Hong Kong), REGS, Sr. Unsec. Gtd. Euro Bonds, 8.38%, 02/10/22(b)	200,000	208,130
		694,042

Real Estate Services–0.04%
Kennedy-Wilson Inc., Sr. Unsec. Gtd. Notes, 5.88%, 04/01/24	58,000	59,015

Regional Banks–0.34%
Banco Internacional del Peru SAA (Peru), Unsec. Sub. Notes, 6.63%, 03/19/29(b)	300,000	327,225
Synovus Financial Corp., Sr. Unsec. Global Notes, 7.88%, 02/15/19	147,000	166,294
		493,519

Renewable Electricity–0.06%
TerraForm Power Operating, LLC, Sr. Unsec. Gtd. Notes, 5.88%, 02/01/23(b)	89,000	93,895

Restaurants–0.11%
Carrols Restaurant Group, Inc., Sec. Second Lien Notes, 8.00%, 05/01/22(b)	156,000	163,800

Security & Alarm Services–0.06%
ADT Corp. (The), Sr. Unsec. Global Notes, 6.25%, 10/15/21	75,000	81,375

Semiconductor Equipment–0.23%
Amkor Technology Inc., Sr. Unsec. Global Notes, 6.38%, 10/01/22	236,000	243,080
Entegris Inc., Sr. Unsec. Gtd. Notes, 6.00%, 04/01/22(b)	96,000	101,280
		344,360

Semiconductors–0.28%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	93,000	101,138
Micron Technology, Inc.,
Sr. Unsec. Global Bonds, 5.88%, 02/15/22	122,000	129,015
Sr. Unsec. Notes, 5.25%, 08/01/23(b)	70,000	70,700
5.50%, 02/01/25(b)	105,000	106,050
		406,903

Soft Drinks–0.35%
Corp. Lindley S.A. (Peru), REGS, Sr. Unsec. Euro Notes, 4.63%, 04/12/23(b)	530,000	518,075

	Principal Amount	Value
Sovereign Debt–11.41%
Argentina Boden Bonds (Argentina), Sr. Unsec. Bonds, 7.00%, 10/03/15	$383,000	$378,021
Argentina Bonar Bonds (Argentina), Series X, Sr. Unsec. Bonds, 7.00%, 04/17/17	770,000	741,510
Banque Centrale de Tunisie SA (Tunisia), Sr. Unsec. Notes, 5.75%, 01/30/25(b)	200,000	208,000
Brazilian Government International Bond (Brazil), Sr. Unsec. Global Notes, 4.25%, 01/07/25	210,000	207,345
Chile Government International Bond (Chile), Sr. Unsec. Global Notes, 3.13%, 03/27/25	280,000	292,600
Costa Rica Government International Bond (Costa Rica), REGS, Sr. Unsec. Euro Notes, 4.38%, 04/30/25(b)	430,000	403,125
Dominican Republic International Bond (Dominican Repubic), Sr. Unsec. Notes,
5.50%, 01/27/25(b)	666,000	690,975
9.04%, 01/23/18(b)	164,396	178,780
El Salvador Government International Bond (El Salvador), Unsec. Notes, 6.38%, 01/18/27(b)	172,000	175,870
Guatemala Government Bond (Guatemala), Sr. Unsec. Bonds, 8.13%, 10/06/19(b)(e)	359,000	476,572
Honduras Government International Bond (Honduras), REGS, Sr. Unsec. Euro Notes, 7.50%, 03/15/24(b)	400,000	436,500
Hungary Government International Bond (Hungary), Sr. Unsec. Global Notes, 5.38%, 03/25/24	200,000	225,220
7.63%, 03/29/41	186,000	268,305
Indonesia Government International Bond (Indonesia), Sr. Unsec. Notes, 4.13%, 01/15/25(b)	400,000	409,500
Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec. Notes, 6.38%, 03/03/28(b)	382,000	383,910
Jamaica Government International Bond (Jamaica), Sr. Unsec. Global Notes, 7.63%, 07/09/25	500,000	560,000
Kazakhstan Government International Bond (Kazakhstan), REGS, Sr. Unsec. Euro Bonds, 3.88%, 10/14/24(b)	420,000	408,450
Kenya Government International Bond (Kenya), REGS, Sr. Unsec. Euro Notes, 6.88%, 06/24/24(b)	370,000	392,200
Lebanon Government International Bond (Lebanon), REGS, Sr. Unsec. Euro Bonds, 6.00%, 01/27/23(b)	500,000	510,725
Magyar Export-Import Bank Zrt. (Hungary), Sr. Unsec. Gtd. Bonds, 4.00%, 01/30/20(b)	200,000	204,920
Malaysia Sovereign Sukuk Berhad (Malaysia), Unsec. Notes, 3.04%, 04/22/25(b)	426,000	424,935

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Invesco Premium Income Fund

	Principal Amount	Value
Sovereign Debt–(continued)
Mexico Government International Bond (Mexico), Sr. Unsec. Global Notes, 3.63%, 03/15/22	$138,000	$144,061
4.60%, 01/23/46	200,000	200,250
Pakistan Government International Bond (Pakistan),
Sr. Unsec. Bonds, 7.25%, 04/15/19(b)	400,000	423,766
Unsec. Bonds, 6.75%, 12/03/19(b)	238,000	247,520
REGS, Sr. Unsec. Euro Bonds, 7.25%, 04/15/19(b)	210,000	222,477
Panama Government International Bond (Panama), Sr. Unsec. Global Bonds, 3.75%, 03/16/25	200,000	203,500
4.00%, 09/22/24	930,000	967,200
Perusahaan Penerbit SBSN Indonesia III (Indonesia), REGS, Sr. Unsec. Euro Notes, 4.35%, 09/10/24(b)	770,000	794,655
Peruvian Government International Bond (Peru), Sr. Unsec. Global Bonds, 8.75%, 11/21/33	212,000	335,490
Philippine Government International Bond (Philippines), Sr. Unsec. Global Bonds, 4.20%, 01/21/24	400,000	449,000
Poland Government International Bond (Poland), Sr. Unsec. Global Notes, 3.00%, 03/17/23	106,000	108,025
4.00%, 01/22/24	400,000	437,212
5.00%, 03/23/22	146,000	166,915
Republic of Angola Via Northern Lights III B.V. (Angola), REGS, Sr. Unsec. Euro Notes, 7.00%, 08/16/19(b)	318,000	331,235
Republic of Serbia (Serbia), Sr. Unsec. Bonds, 4.88%, 02/25/20(b)	250,000	256,875
Romanian Government International Bond (Romania), Sr. Unsec. Notes, 4.88%, 01/22/24(b)	106,000	116,998
Russian Foreign Bond (Russia), REGS, Sr. Unsec. Euro Bonds, 4.88%, 09/16/23(b)	800,000	788,000
Sri Lanka Government International Bond (Sri Lanka), REGS, Sr. Unsec. Euro Notes, 5.88%, 07/25/22(b)	500,000	513,500
Turkey Government International Bond (Turkey), Sr. Unsec. Global Bonds,
5.75%, 03/22/24	400,000	442,816
Sr. Unsec. Global Notes, 5.13%, 03/25/22	400,000	424,500
Ukraine Government International Bond (Ukraine), REGS, Sr. Unsec. Euro Notes, 6.75%, 11/14/17(b)	305,000	143,731
9.25%, 07/24/17(b)	300,000	139,875
Uruguay Government International Bond (Uruguay), Sr. Unsec. Bonds, 5.10%, 06/18/50	760,000	775,582

	Principal Amount	Value
Sovereign Debt–(continued)
Venezuela Government International Bond (Venezuela), REGS, Sr. Unsec. Euro Bonds, 6.00%, 12/09/20(b)	$116,500	$50,095
11.95%, 08/05/31(b)	169,600	86,496
		16,747,237

Specialized Consumer Services–0.18%
ServiceMaster Co., LLC (The),
Sr. Unsec. Gtd. Global Notes, 7.00%, 08/15/20	70,000	74,900
Sr. Unsec. Notes, 7.45%, 08/15/27	179,000	183,475
		258,375

Specialized Finance–0.77%
Aircastle Ltd.,
Sr. Unsec. Global Notes, 7.63%, 04/15/20	127,000	148,749
Sr. Unsec. Notes, 5.13%, 03/15/21	85,000	89,462
5.50%, 02/15/22	45,000	48,150
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	204,000	211,140
Fly Leasing Ltd. (Ireland), Sr. Unsec. Global Notes, 6.75%, 12/15/20	200,000	207,000
International Lease Finance Corp.,
Sr. Unsec. Global Notes, 5.88%, 08/15/22	138,000	156,630
Sr. Unsec. Notes, 8.25%, 12/15/20	114,000	140,220
MSCI Inc., Sr. Unsec. Gtd. Notes., 5.25%, 11/15/24(b)	130,000	135,525
		1,136,876

Specialized REIT’s–0.31%
Crown Castle International Corp.,
Sr. Unsec. Global Notes, 5.25%, 01/15/23	400,000	425,000
Sr. Unsec. Notes, 4.88%, 04/15/22	36,000	37,710
		462,710

Specialty Chemicals–0.18%
PolyOne Corp., Sr. Unsec. Global Notes, 5.25%, 03/15/23	250,000	262,500

Specialty Stores–0.30%
Michaels Stores Inc., Sr. Unsec. Gtd. Sub. Notes, 5.88%, 12/15/20(b)	427,000	444,080

Steel–0.63%
AK Steel Corp., Sr. Unsec. Gtd. Notes, 7.63%, 10/01/21	41,000	34,030
ArcelorMittal (Luxembourg), Sr. Unsec. Global Notes, 6.25%, 03/01/21	80,000	84,800
7.00%, 02/25/22	57,000	62,391
Cliffs Natural Resources Inc., Sec. Gtd. Sub. Notes, 7.75%, 03/31/20(b)	48,000	34,680

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Invesco Premium Income Fund

	Principal Amount	Value
Steel–(continued)
FMG Resources August 2006 Pty. Ltd. (Australia), Sr. Unsec. Gtd. Notes, 6.88%, 04/01/22(b)	$116,000	$87,580
8.25%, 11/01/19(b)	157,000	137,768
Steel Dynamics, Inc., Sr. Unsec. Gtd. Notes, 5.13%, 10/01/21(b)	120,000	122,100
5.50%, 10/01/24(b)	81,000	84,240
SunCoke Energy Partners L.P./SunCoke Energy Partners Finance Corp.,
Sr. Unsec. Gtd. Notes, 7.38%, 02/01/20(b)	242,000	248,957
7.38%, 02/01/20(b)	35,000	36,006
		932,552

Trading Companies & Distributors–0.30%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 5.00%, 10/01/21(b)	150,000	161,625
HD Supply, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 07/15/20	40,000	42,950
United Rentals North America Inc.,
Sr. Unsec. Gtd. Global Notes, 5.50%, 07/15/25	88,000	89,870
Sr. Unsec. Gtd. Notes, 6.13%, 06/15/23	140,000	148,050
		442,495

Trucking–0.28%
CAR Inc. (China), Sr. Unsec. Gtd. Notes, 6.13%, 02/04/20(b)	390,000	407,550

Wireless Telecommunication Services–3.48%
Comcel Trust via Comunicaciones Celulares S.A. (Guatemala), REGS, Sr. Unsec. Gtd. Euro Bonds, 6.88%, 02/06/24(b)	267,000	287,025
Digicel Ltd. (Jamaica),
Sr. Unsec. Gtd. Notes, 6.75%, 03/01/23(b)	200,000	198,000
Sr. Unsec. Notes, 6.00%, 04/15/21(b)	400,000	388,500
Mobile Telesystems OJSC via MTS International Funding Ltd. (Russia), REGS, Sr. Unsec. Euro Notes, 5.00%, 05/30/23(b)	200,000	180,100
8.63%, 06/22/20(b)	290,000	316,460
MTN Mauritius Investments Ltd. (South Africa), Sr. Unsec. Gtd. Notes, 4.76%, 11/11/24(b)	550,000	567,875
SBA Communications Corp., Sr. Unsec. Notes, 4.88%, 07/15/22(b)	380,000	377,150
Sprint Capital Corp., Sr. Unsec. Gtd. Global Notes, 6.88%, 11/15/28	410,000	375,150
Sprint Communications Inc., Sr. Unsec. Global Notes, 6.00%, 11/15/22	121,000	114,648
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.63%, 02/15/25	415,000	411,887
7.88%, 09/15/23	268,000	270,680

	Principal Amount	Value
Wireless Telecommunication Services–(continued)
T-Mobile USA, Inc.,
Sr. Unsec. Gtd. Global Bonds, 6.38%, 03/01/25	$269,000	$278,415
6.84%, 04/28/23	183,000	194,666
Sr. Unsec. Gtd. Global Notes, 6.63%, 04/01/23	60,000	62,925
VimpelCom Holdings B.V. (Russia), REGS, Sr. Unsec. Gtd. Euro Notes, 5.95%, 02/13/23(b)	450,000	414,000
Wind Acquisition Finance S.A. (Italy), Sec. Gtd. Notes, 7.38%, 04/23/21(b)	650,000	667,875
		5,105,356
Total U.S. Dollar Denominated Bonds and Notes (Cost $83,965,985)		84,974,637

	Shares
Preferred Stocks–25.70%
Asset Management & Custody Banks–0.63%
Affiliated Managers Group Inc., 6.38% Sr. Unsec. Pfd.	3,100	81,375
Apollo Investment Corp., 6.88% Sr. Unsec. Pfd.	2,700	69,822
Bank of New York Mellon Corp. (The), 5.20% Pfd.	6,400	159,360
Northern Trust Corp., Series C, 5.85% Pfd.	4,400	113,080
State Street Corp., Series C, 5.25% Pfd.	4,900	121,324
State Street Corp., Series D, 5.90% Pfd.	5,800	156,194
State Street Corp., Series E, 6.00% Pfd.	8,900	226,950
		928,105

Cable & Satellite–0.05%
Comcast Corp., 5.00% Sr. Unsec. Gtd. Pfd.	2,600	67,002

Consumer Finance–0.70%
Ally Financial Inc., Series A, 8.50% Pfd.	10,300	272,950
Capital One Financial Corp., Series B, 6.00% Pfd.	8,600	216,548
Capital One Financial Corp., Series C, 6.25% Pfd.	5,500	141,240
Capital One Financial Corp., Series D, 6.70% Pfd.	3,900	104,754
Discover Financial Services, Series B, 6.50% Pfd.	6,400	164,864
Navient Corp., 6.00% Sr. Unsec. Pfd.	5,600	126,448
		1,026,804

Diversified Banks–9.72%
BAC Capital Trust VIII, 6.00% Jr. Unsec. Sub. Gtd. Pfd.	6,600	169,158
Bank of America Corp., Series 3, 6.38% Pfd.	15,800	404,954
Bank of America Corp., Series D, 6.20% Pfd.	13,800	353,280
Bank of America Corp., Series I, 6.63% Pfd.	20,351	534,621

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Invesco Premium Income Fund

	Shares	Value
Diversified Banks–(continued)
Bank of America Corp., Series W, 6.63% Pfd.	29,700	$771,606
Bank of America Corp., Series Y, 6.50% Pfd.	17,600	454,080
Barclays Bank PLC (United Kingdom), Series 4, 7.75% Pfd.	25,800	672,606
Barclays Bank PLC (United Kingdom), Series 5, 8.13% Pfd.	31,000	810,340
Citigroup Inc., Series J, 7.13% Pfd.	9,800	271,852
Citigroup Inc., Series K, 6.88% Pfd.	17,000	462,740
Citigroup Inc., Series L, 6.88% Pfd.	8,800	234,696
Countrywide Capital V, 7.00% Jr. Unsec. Gtd. Sub. Pfd.	8,400	215,292
HSBC Holdings PLC (United Kingdom), Series 2, 8.00% Jr. Unsec. Sub. Pfd.	85,800	2,253,108
JPMorgan Chase & Co., Series O, 5.50% Pfd.	6,900	169,740
JPMorgan Chase & Co., Series P, 5.45% Pfd.	14,300	349,635
JPMorgan Chase & Co., Series T, 6.70% Pfd.	6,900	185,265
JPMorgan Chase & Co., Series W, 6.30% Pfd.	10,800	278,856
JPMorgan Chase & Co., Series Y, 6.13% Pfd.	16,500	416,295
Lloyds Banking Group PLC (United Kingdom), 7.75% Sr. Unsec. Pfd.	8,500	216,155
RBS Capital Funding Trust VII (Netherlands), Series G, 6.08% Jr. Unsec. Sub. Gtd. Pfd.	22,002	547,630
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series L, 5.75% Jr. Unsec. Sub. Pfd.	23,101	565,050
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series R, 6.13% Jr. Unsec. Sub. Pfd.	12,800	316,032
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series S, 6.60% Jr. Unsec. Sub. Pfd.	20,900	523,127
Royal Bank of Scotland Group PLC (The) (United Kingdom), Series T, 7.25% Jr. Unsec. Sub. Pfd.	9,800	249,116
Santander Finance Preferred SAU (Spain), 6.50% Jr. Unsec. Gtd. Sub. Pfd.	1,700	45,101
US Bancorp, Series F, 6.50% Pfd.	26,100	777,258
Wells Fargo & Co., 5.20% Pfd.	16,500	403,095
Wells Fargo & Co., 5.85% Pfd.	8,900	234,159
Wells Fargo & Co., 6.63% Pfd.	7,900	222,148
Wells Fargo & Co., Series J, 8.00% Pfd.	6,500	188,305
Wells Fargo & Co., Series O, 5.13% Pfd.	18,700	456,280
Wells Fargo & Co., Series P, 5.25% Pfd.	5,400	133,380
Wells Fargo & Co., Series T, 6.00% Pfd.	15,000	383,550
		14,268,510

Diversified Capital Markets–0.95%
Deutsche Bank Contingent Capital Trust III (Germany), 7.60% Jr. Unsec. Sub. Gtd. Pfd.	16,700	469,270

	Shares	Value
Diversified Capital Markets–(continued)
Deutsche Bank Contingent Capital Trust V (Germany), 8.05% Jr. Unsec. Sub. Gtd. Pfd.	24,200	$694,056
KKR Financial Holdings LLC, 8.38% Sr. Unsec. Pfd.	4,200	115,332
KKR Financial Holdings LLC, Series A, 7.38% Pfd.	4,500	116,910
		1,395,568

Diversified REIT’s–0.21%
PS Business Parks, Inc., Series S, 6.45% Pfd.	9,100	235,144
Wells Fargo Real Estate Investment Corp., 6.38% Pfd.	2,900	76,183
		311,327

Electric Utilities–1.15%
Alabama Power Co., 5.63% Pfd.	4,600	115,862
BGE Capital Trust II, 6.20% Jr. Unsec. Sub. Gtd. Pfd.	2,300	58,535
Duke Energy Corp., 5.13% Jr. Unsec. Sub. Pfd.	5,500	138,050
Entergy Louisiana LLC, 5.25% Sr. Sec. First Mortgage Pfd.	3,300	83,028
Entergy Mississippi Inc., 6.00% Sr. Sec. First Mortgage Pfd.	5,500	143,440
Entergy Texas Inc., 5.63% Sr. Sec. First Mortgage Pfd.	5,600	146,216
Interstate Power & Light Co., Series D, 5.10% Pfd.	1,800	45,486
NextEra Energy Capital Holdings Inc., 5.00% Jr. Unsec. Sub. Gtd. Pfd.	6,900	166,083
NextEra Energy Capital Holdings Inc., Series G, 5.70% Jr. Unsec. Sub. Gtd. Pfd.	4,800	121,632
NextEra Energy Capital Holdings Inc., Series H, 5.63% Jr. Unsec. Sub. Gtd. Pfd.	8,800	222,376
Pacific Gas & Electric Co., Series A, 6.00% Pfd.	1,000	29,140
PPL Capital Funding, Inc., Series B, 5.90% Jr. Unsec. Sub. Gtd. Pfd.	5,400	135,702
SCE Trust I, 5.63% Jr. Unsec. Sub. Pfd.	9,600	242,304
SCE Trust III, 5.75% Jr. Unsec. Sub. Pfd.	1,300	35,295
		1,683,149

Health Care REIT’s–0.14%
Health Care REIT, Inc., Series J, 6.50% Pfd.	2,600	67,210
Senior Housing Properties Trust, 5.63% Sr. Unsec. Pfd.	3,200	78,880
Ventas Realty L.P. / Ventas Capital Corp., 5.45% Sr. Unsec. Gtd. Pfd.	2,300	57,523
		203,613

Hotel and Resort REIT’s–0.05%
Hospitality Properties Trust, Series D, 7.13% Pfd.	2,600	67,106

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Invesco Premium Income Fund

	Shares	Value
Industrial Conglomerates–0.39%
General Electric Capital Corp., 4.70% Sr. Unsec. Pfd.	6,600	$169,422
General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	8,900	227,929
General Electric Capital Corp., 4.88% Sr. Unsec. Pfd.	6,700	172,592
	569,943

Industrial Machinery–0.14%
Stanley Black & Decker Inc., 5.75% Jr. Unsec. Sub. Pfd.	8,300	210,073

Integrated Telecommunication Services–0.72%
Qwest Corp., 6.13% Sr. Unsec. Pfd.	5,000	126,350
Qwest Corp., 6.88% Sr. Unsec. Pfd.	4,900	130,536
Qwest Corp., 7.00% Sr. Unsec. Pfd.	6,700	176,277
Qwest Corp., 7.00% Sr. Unsec. Pfd.	4,800	125,952
Qwest Corp., 7.38% Sr. Unsec. Pfd.	8,300	217,626
Qwest Corp., 7.50% Sr. Unsec. Pfd.	4,900	130,340
Verizon Communications Inc., 5.90% Sr. Unsec. Pfd.	5,500	147,455
	1,054,536

Investment Banking & Brokerage–2.59%
BGC Partners Inc., 8.13% Sr. Unsec. Pfd.	1,000	27,010
Charles Schwab Corp. (The), Series B, 6.00% Pfd.	5,400	143,154
Goldman Sachs Group, Inc. (The), 6.50% Sr. Unsec. Pfd.	5,400	143,046
Goldman Sachs Group, Inc. (The), Series I, 5.95% Pfd.	15,800	398,634
Goldman Sachs Group, Inc. (The), Series J, 5.50% Pfd.	16,500	409,860
Goldman Sachs Group, Inc. (The), Series K, 6.38% Pfd.	15,400	403,480
Morgan Stanley, Series E, 7.13% Pfd.	19,800	561,330
Morgan Stanley, Series G, 6.63% Pfd.	7,900	206,190
Morgan Stanley, Series I, 6.38% Pfd.	27,500	717,750
Morgan Stanley,Series F, 6.88% Pfd.	17,000	465,800
Morgan Stanley Capital Trust VI, 6.60% Jr. Unsec. Sub. Gtd. Pfd.	6,800	170,612
Raymond James Financial Inc., 6.90% Sr. Unsec. Pfd.	4,200	113,316
Stifel Financial Corp., 5.38% Sr. Unsec. Sub. Pfd.	1,900	48,925
		3,809,107

Life & Health Insurance–1.20%
Aegon N.V. (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	7,500	190,800
Aegon N.V. (Netherlands), 8.00% Unsec. Sub. Pfd.	11,800	330,636
Aflac Inc., 5.50% Jr. Unsec. Sub. Pfd.	5,500	138,545
MetLife Inc., Series B, 6.50% Pfd.	15,400	395,472
Principal Financial Group Inc., Series B, 6.52% Pfd.	2,300	58,466

	Shares	Value
Life & Health Insurance–(continued)
Protective Life Corp., 6.25% Sr. Unsec. Sub. Pfd.	4,300	$111,155
Prudential Financial Inc., 5.70% Jr. Unsec. Sub. Pfd.	7,200	184,032
Prudential Financial Inc., 5.75% Jr. Unsec. Sub. Pfd.	6,600	168,564
Prudential PLC (United Kingdom), 6.75% Jr. Unsec. Sub. Pfd.	6,100	158,722
Torchmark Corp., 5.88% Jr. Unsec. Sub. Pfd.	1,100	28,490
		1,764,882

Multi-Line Insurance–0.35%
American Financial Group Inc., 6.38% Sr. Unsec. Pfd.	6,300	167,706
Aviva PLC (United Kingdom), 8.25% Sr. Unsec. Sub. Pfd.	4,800	132,672
Hartford Financial Services Group Inc. (The), 7.88% Jr. Sub. Pfd.	5,900	184,552
Kemper Corp., 7.38% Unsec. Sub. Pfd.	1,200	31,824
		516,754

Multi-Utilities–0.19%
DTE Energy Co., 6.50% Jr. Unsec. Sub. Pfd.	5,300	141,139
Integrys Energy Group, Inc., 6.00% Jr. Unsec. Sub. Pfd.	4,800	131,376
		272,515

Office REIT’s–0.63%
Alexandria Real Estate Equities Inc., Series E, 6.45% Pfd.	1,200	31,284
Boston Properties, Inc., 5.25% Pfd.	1,800	44,640
Digital Realty Trust, Inc., Series F, 6.63% Pfd.	3,300	87,219
Digital Realty Trust, Inc., Series G, 5.88% Pfd.	4,500	110,025
Digital Realty Trust, Inc., Series H, 7.38% Pfd.	4,400	119,592
Equity Commonwealth, 5.75% Sr. Unsec. Pfd.	5,400	131,058
Kilroy Realty Corp., Series G, 6.88% Pfd.	900	23,796
Kilroy Realty Corp., Series H, 6.38% Pfd.	900	22,824
SL Green Realty Corp., Series I, 6.50% Pfd.	2,100	54,936
Vornado Realty Trust, Series J, 6.88% Pfd.	11,300	292,094
		917,468

Office Services & Supplies–0.09%
Pitney Bowes Inc., 5.25% Sr. Unsec. Pfd.	800	20,456
Pitney Bowes Inc., 6.70% Sr. Unsec. Pfd.	4,400	116,072
		136,528

Oil & Gas Refining & Marketing–0.09%
NuStar Logistics L.P., 7.63% Jr. Unsec. Sub. Gtd. Pfd.	4,800	125,376

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Invesco Premium Income Fund

	Shares	Value
Other Diversified Financial Services–1.00%
ING Groep NV (Netherlands), 6.38% Jr. Unsec. Sub. Pfd.	41,200	$1,048,128
ING Groep NV (Netherlands), 7.38% Jr. Unsec. Sub. Pfd.	16,500	422,070
		1,470,198

Property & Casualty Insurance–0.91%
Allstate Corp. (The), 5.10% Unsec. Sub. Pfd.	4,300	112,445
Allstate Corp. (The), 5.63% Pfd.	2,800	71,708
Allstate Corp. (The), Series C, 6.75% Pfd.	3,000	81,210
Allstate Corp. (The), Series E, 6.63% Pfd.	8,900	241,012
Allstate Corp. (The), Series F, 6.25% Pfd.	3,600	94,500
Arch Capital Group Ltd., Series C, 6.75% Pfd.	3,900	105,339
Argo Group U.S. Inc., 6.50% Sr. Unsec. Gtd. Pfd.	1,300	33,098
Aspen Insurance Holdings Ltd., 5.95% Pfd.	2,300	59,179
Aspen Insurance Holdings Ltd., 7.25% Pfd.	2,900	76,966
Assured Guaranty Municipal Holdings Inc., 6.25% Sr. Unsec. Gtd. Pfd.	5,100	129,540
Axis Capital Holdings Ltd., Series C, 6.88% Pfd.	6,600	176,550
Hanover Insurance Group, Inc. (The), 6.35% Jr. Unsec. Sub. Pfd.	1,600	40,528
Selective Insurance Group, Inc., 5.88% Sr. Unsec. Pfd.	1,600	40,960
W. R. Berkley Corp., 5.63% Jr. Unsec. Sub. Pfd.	3,200	79,680
		1,342,715

Regional Banks–1.77%
BB&T Corp., 5.85% Pfd.	7,900	199,870
BB&T Corp., Series E, 5.63% Pfd.	18,700	462,077
City National Corp., Series C, 5.50% Pfd.	2,500	61,650
Commerce Bancshares Inc., Series B, 6.00% Pfd.	1,600	41,632
Cullen/Frost Bankers, Inc., 5.38% Pfd.	1,400	35,700
Fifth Third Bancorp, Series I, 6.63% Pfd.	4,400	123,772
First Horizon National Corp., Series A, 6.20% Pfd.	900	22,455
First Niagara Financial Group Inc., Series B, 8.63% Pfd.	4,200	116,130
First Republic Bank, 5.50% Pfd.	3,000	73,560
First Republic Bank, 7.00% Pfd.	1,800	49,518
First Republic Bank, Series A, 6.70% Pfd.	2,100	54,894
First Republic Bank, Series B, 6.20% Pfd.	2,200	56,364
FirstMerit Corp., Series A, 5.88% Pfd.	900	22,419
FNB Corp., 7.25% Pfd.	1,000	27,960
Hancock Holding Co., 5.95% Unsec. Sub. Pfd.	1,800	44,460
PNC Financial Services Group, Inc. (The), Series P, 6.13% Pfd.	19,800	555,588
Regions Financial Corp., Series A, 6.38% Pfd.	5,500	138,600
Regions Financial Corp., Series B, 6.38% Pfd.	5,600	146,720

	Shares	Value
Regional Banks–(continued)
SunTrust Banks Inc., Series E, 5.88% Pfd.	5,400	$135,324
TCF Financial Corp., 7.50% Pfd.	1,200	32,952
TCF Financial Corp., Series B, 6.45% Pfd.	1,200	30,468
Texas Capital Bancshares, Inc., Series A, 6.50% Pfd.	2,400	60,912
Webster Financial Corp., Series E, 6.40% Pfd.	1,100	28,193
Zions Bancorp., Series F, 7.90% Pfd.	2,872	79,985
		2,601,203

Reinsurance–0.52%
Endurance Specialty Holdings Ltd., Series A, 7.75% Pfd.	1,800	46,926
Endurance Specialty Holdings Ltd., Series B, 7.50% Pfd.	2,100	55,524
Maiden Holdings Ltd., Series A, 8.25% Pfd.	5,600	149,464
Montpelier Re Holdings Ltd. (Bermuda), Series A, 8.88% Pfd.	1,400	36,526
PartnerRe Ltd., Series E, 7.25% Pfd.	8,400	222,600
Reinsurance Group of America, Inc., 6.20% Sr. Unsec. Sub. Pfd.	4,800	137,616
RenaissanceRe Holdings Ltd., Series E, 5.38% Pfd.	4,800	117,840
		766,496

Retail REIT’s–0.48%
DDR Corp., Class J, 6.50% Pfd.	3,200	81,728
Kimco Realty Corp., Series I, 6.00% Pfd.	9,600	243,360
National Retail Properties Inc., Series D, 6.63% Pfd.	6,400	167,360
Realty Income Corp., Series F, 6.63% Pfd.	4,900	128,674
Regency Centers Corp., Series 6, 6.63% Pfd.	2,300	59,524
WP Glimcher Inc., Series I, 6.88% Pfd.	1,000	25,760
		706,406

Specialized REIT’s–0.75%
EPR Properties, Series F, 6.63% Pfd.	1,100	28,435
Public Storage, Series A, 5.88% Pfd.	7,800	199,875
Public Storage, Series Q, 6.50% Pfd.	17,700	458,607
Public Storage, Series Y, 6.38% Pfd.	15,400	411,180
		1,098,097

Thrifts & Mortgage Finance–0.02%
Astoria Financial Corp., Series C, 6.50% Pfd.	1,200	30,264

Wireless Telecommunication Services–0.26%
Telephone & Data Systems Inc., 7.00% Sr. Unsec. Pfd.	9,200	237,360
United States Cellular Corp., 6.95% Sr. Unsec. Pfd.	3,100	79,670
United States Cellular Corp., 7.25% Sr. Unsec. Pfd.	2,800	70,980
		388,010
Total Preferred Stocks (Cost $35,756,730)		37,731,755

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Invesco Premium Income Fund

	Principal Amount		Value
U.S. Treasury Securities–6.22%
U.S. Treasury Bills–0.17%
0.00%, 08/20/15(f)(g)		$140,000	$139,993
0.05%, 08/20/15(f)(g)		5,000	5,000
0.08%, 08/20/15(f)(g)		50,000	49,998
0.09%, 08/20/15(f)(g)		45,000	44,998
0.12%, 08/20/15(f)(g)		5,000	5,000
			244,989

U.S. Treasury STRIPS–6.05%
2.59%, 02/15/43(f)(h)		600,000	271,547
2.68%, 02/15/43(f)(h)		2,550,000	1,154,074
2.74%, 02/15/43(f)(h)		1,000,000	452,578
3.98%, 02/15/43(f)(h)		10,800,000	4,887,844
4.11%, 02/15/43(f)(h)		4,700,000	2,127,117
			8,893,160
Total U.S. Treasury Securities (Cost $7,347,502)			9,138,149

Non-U.S. Dollar Denominated Bonds & Notes–1.48%(i)
Aerospace & Defense–0.08%
TA MFG. Ltd., Sr. Unsec. Gtd. Notes, 3.63%, 04/15/23(b)	EUR	100,000	112,680

Auto Parts & Equipment–0.10%
Autodis S.A. (France), Sr. Sec. Gtd. Notes, 6.50%, 02/01/19(b)	EUR	126,000	148,571

Automobile Manufacturers–0.08%
Hydra Dutch Holdings 2 B.V. (Netherlands), Sr. Sec. Gtd. Notes, 8.00%, 04/15/19(b)	EUR	100,000	115,097

Construction & Engineering–0.16%
Abengoa Finance S.A.U. (Spain), Sr. Unsec. Gtd. Bonds, 7.00%, 04/15/20(b)	EUR	100,000	109,022
REGS, Sr. Unsec. Gtd. Medium-Term Euro Notes, 8.88%, 02/05/18(b)	EUR	100,000	118,516
			227,538

Home Furnishings–0.08%
Magnolia BC S.A. (Luxembourg), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/20(b)	EUR	100,000	120,714

Hotels, Resorts & Cruise Lines–0.15%
Thomas Cook Finance PLC (United Kingdom), Sr. Unsec. Gtd. Bonds, 6.75%, 06/15/21(b)	EUR	100,000	120,431
Thomas Cook Group PLC (United Kingdom), Sr. Unsec. Gtd. Medium-Term Euro Notes, 7.75%, 06/22/17	GBP	57,000	94,566
			214,997

	Principal Amount		Value
Integrated Telecommunication Services–0.10%
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec. Gtd. Notes, 4.88%, 01/15/27(b)	GBP	100,000	$151,990

Internet Software & Services–0.08%
United Group B.V. (Serbia), REGS, Sr. Sec. Gtd. Euro Notes, 7.88%, 11/15/20(b)	EUR	100,000	120,543

Multi-Sector Holdings–0.24%
Novalis S.A.S. (France), Sr. Unsec. Gtd. Bonds, 3.00%, 04/30/22(b)	EUR	100,000	112,402
Odeon & UCI Finco PLC (United Kingdom), REGS, Sr. Sec. Gtd. Medium-Term Euro Notes, 9.00%, 08/01/18(b)	GBP	150,000	236,598
			349,000

Other Diversified Financial Services–0.31%
Cabot Financial Luxembourg S.A. (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.38%, 10/01/19(b)	GBP	100,000	169,245
Financiere Gaillon 8 SAS (France), Sr. Sec. Notes, 7.00%, 09/30/19(b)	EUR	100,000	116,220
Lowell Group Financing PLC (United Kingdom), REGS, Sr. Sec. Gtd. Euro Notes, 10.75%, 04/01/19(b)	GBP	100,000	166,175
			451,640

Packaged Foods & Meats–0.10%
Moy Park (Bondco) PLC (United Kingdom), Sr. Unsec. Gtd. Notes, 6.25%, 05/29/21(b)	GBP	100,000	151,299
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $2,240,317)			2,164,069

	Shares
Money Market Funds–7.53%
Liquid Assets Portfolio–Institutional Class(j)		5,528,777	5,528,777
Premier Portfolio–Institutional Class(j)		5,528,778	5,528,778
Total Money Market Funds (Cost $11,057,555)			11,057,555
TOTAL INVESTMENTS–98.80% (Cost $140,368,089)			145,066,165
OTHER ASSETS LESS LIABILITIES–1.20%			1,765,786
NET ASSETS–100.00%			$146,831,951

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Invesco Premium Income Fund

Investment Abbreviations:

Conv.	– Convertible
EUR	– Euro
GBP	– British Pound
Gtd.	– Guaranteed
Jr.	– Junior
Pfd.	– Preferred
PIK	– Payment in Kind
REGS	– Regulation S
REIT	– Real Estate Investment Trust
Sec.	– Secured
Sr.	– Senior
STRIPS	– Separately Traded Registered Interest and Principal Security
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $53,687,156, which represented 36.56% of the Fund’s Net Assets.
(c)	All or a portion of this security is Payment-in-Kind.

Issuer	Cash Rate	PIK Rate
Alphabet Holding Co., Inc., Sr. Unsec. PIK Global Notes,	7.75%	8.50%

(d)	Perpetual bond with no specified maturity date.
(e)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(f)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(g)	All or a portion of the value was pledged as collateral to cover margin requirements for swap agreements. See Note 1L and Note 4.
(h)	All or a portion of the value was pledged as collateral to cover margin requirements for open futures contracts. See Note 1K and Note 4.
(i)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2015

U.S. Dollar Denominated Bonds and Notes	57.9%
Preferred Stocks	25.7
U.S. Treasury Securities	6.2
Non U.S. Dollar Denominated Bonds and Notes	1.5
Money Market Funds Plus Other Assets Less Liabilities	8.7

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Invesco Premium Income Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $129,310,534)	$134,008,610
Investments in affiliated money market funds, at value and cost	11,057,555
Total investments, at value (Cost $140,368,089)	145,066,165
Cash	675,282
Foreign currencies, at value (Cost $6,929)	6,951
Receivable for:
Investments sold	1,311,445
Fund shares sold	834,309
Dividends and interest	1,267,567
Fund expenses absorbed	10,403
Investment for trustee deferred compensation and retirement plans	23,078
Unrealized appreciation on forward foreign currency contracts outstanding	3,705
Other assets	40,233
Total assets	149,239,138

Liabilities:
Payable for:
Investments purchased	1,770,945
Fund shares reacquired	217,257
Variation margin — futures	160,448
Variation margin — centrally cleared swap agreements	2,471
Accrued fees to affiliates	45,012
Accrued trustees’ and officers’ fees and benefits	1,893
Accrued other operating expenses	115,972
Trustee deferred compensation and retirement plans	25,360
Unrealized depreciation on forward foreign currency contracts outstanding	67,829
Total liabilities	2,407,187
Net assets applicable to shares outstanding	$146,831,951

Net assets consist of:
Shares of beneficial interest	$148,014,033
Undistributed net investment income	(265,161)
Undistributed net realized gain (loss)	(5,582,027)
Net unrealized appreciation	4,665,106
$146,831,951

Net Assets:
Class A	$51,352,876
Class C	$16,987,905
Class R	$167,720
Class Y	$16,220,781
Class R5	$10,515
Class R6	$62,092,154

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	4,892,074
Class C	1,619,828
Class R	15,983
Class Y	1,544,538
Class R5	1,001
Class R6	5,910,909
Class A:
Net asset value per share	$10.50
Maximum offering price per share
(Net asset value of $10.50 ÷ 94.50%)	$11.11
Class C:
Net asset value and offering price per share	$10.49
Class R:
Net asset value and offering price per share	$10.49
Class Y:
Net asset value and offering price per share	$10.50
Class R5:
Net asset value and offering price per share	$10.50
Class R6:
Net asset value and offering price per share	$10.50

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Invesco Premium Income Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest	$2,325,049
Dividends (net of foreign withholding taxes of $1,201)	1,175,306
Dividends from affiliated money market funds	2,703
Total investment income	3,503,058

Expenses:
Advisory fees	412,217
Administrative services fees	24,794
Custodian fees	11,035
Distribution fees:
Class A	55,141
Class C	76,928
Class R	375
Transfer agent fees — A, C, R and Y	46,445
Transfer agent fees — R6	112
Trustees’ and officers’ fees and benefits	10,523
Registration and filing fees	38,763
Other	82,180
Total expenses	758,513
Less: Fees waived and expenses reimbursed	(191,143)
Net expenses	567,370
Net investment income	2,935,688

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $1,211)	(250,437)
Foreign currencies	(58,795)
Forward foreign currency contracts	207,241
Futures contracts	924,794
Swap agreements	(39,016)
783,787
Change in net unrealized appreciation (depreciation) of:
Investment securities	1,058,939
Foreign currencies	1,934
Forward foreign currency contracts	(119,441)
Futures contracts	(19,340)
Swap agreements	70,955
993,047
Net realized and unrealized gain	1,776,834
Net increase in net assets resulting from operations	$4,712,522

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Invesco Premium Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income	$2,935,688	$6,899,924
Net realized gain	783,787	1,242,323
Change in net unrealized appreciation	993,047	3,867,728
Net increase in net assets resulting from operations	4,712,522	12,009,975

Distributions to shareholders from net investment income:
Class A	(1,061,392)	(1,808,084)
Class C	(311,527)	(638,928)
Class R	(3,415)	(4,535)
Class Y	(305,273)	(339,729)
Class R5	(261)	(543)
Class R6	(1,406,067)	(4,760,854)
Total distributions from net investment income	(3,087,935)	(7,552,673)

Share transactions-net:
Class A	8,716,669	560,935
Class C	1,944,249	(2,185,049)
Class R	24,337	87,569
Class Y	9,358,876	(920,949)
Class R6	10,271,809	(122,825,649)
Net increase (decrease) in net assets resulting from share transactions	30,315,940	(125,283,143)
Net increase (decrease) in net assets	31,940,527	(120,825,841)

Net assets:
Beginning of period	114,891,424	235,717,265
End of period (includes undistributed net investment income of $(265,161) and $(112,914), respectively)	$146,831,951	$114,891,424

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Premium Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income.

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they

22                         Invesco Premium Income Fund

may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

23                         Invesco Premium Income Fund

D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.

Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission

24                         Invesco Premium Income Fund

merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (‘uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount,

25                         Invesco Premium Income Fund

recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

M.	Other Risks — The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.
N.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
O.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $500 million	0.65%
Next $500 million	0.60%
Next $500 million	0.55%
Over $1.5 billion	0.54%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.65%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

Effective March 1, 2015, the Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.80% and 0.80% of average daily net assets, respectively. Prior to March 1, 2015, the Adviser had contractually agreed to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.89%, 1.64%, 1.14%, 0.64%, 0.64% and 0.64% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $144,586 and reimbursed class level expenses of $28,798, $10,044, $98, $7,505 and $112 of Class A, Class C, Class R, Class Y and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

26                         Invesco Premium Income Fund

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $13,766 in front-end sales commissions from the sale of Class A shares and $1,475 and $78 from Class A and Class C shares, respectively, for CDSC imposed upon redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$48,673,448	$115,862	$—	$48,789,310
U.S. Treasury Securities	—	9,138,149	—	9,138,149
Corporate Debt Securities	—	68,227,400	—	68,227,400
Foreign Debt Securities	—	2,164,069	—	2,164,069
Foreign Sovereign Debt Securities	—	16,747,237	—	16,747,237
	48,673,448	96,392,717	—	145,066,165
Forward Foreign Currency Contracts*	—	(64,124)	—	(64,124)
Futures Contracts*	422	—	—	422
Swap Agreements*	—	30,111	—	30,111
Total Investments	$48,673,870	$96,358,704	$—	$145,032,574

*	Unrealized appreciation (depreciation).

27                         Invesco Premium Income Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)	$30,111	$—
Currency risk:
Forward foreign currency contracts(b)	4,937	(69,061)
Interest rate risk:
Futures contracts(c)	—	(159,681)
Equity risk:
Futures contracts(c)	200,312	(40,209)
Total	$235,360	$(268,951)

(a)	Includes cumulative appreciation of centrally cleared swap agreements. Only current day’s variation margin receivable is reported within the Statement of Assets and Liabilities.
(b)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(c)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$(39,016)
Currency risk	207,241	—	—
Interest rate risk	—	848,462	—
Equity risk	—	76,332	—
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	70,955
Currency risk	(119,441)	—	—
Interest rate risk	—	(415,216)	—
Equity risk	—	395,876	—
Total	$87,800	$905,454	$31,939

The table below summarizes the average notional value of forward foreign currency contracts, futures contracts and swap agreements outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Swap Agreements
Average notional value	$1,901,308	$22,081,975	$1,445,080

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
06/12/15	Citigroup Global Markets Inc.	EUR	1,013,200	USD	1,096,498	$1,138,318	$(41,820)
06/12/15	Citigroup Global Markets Inc.	GBP	690,230	USD	1,036,239	1,059,278	(23,039)
06/12/15	Goldman Sachs International	EUR	100,058	USD	108,212	112,414	(4,202)
06/12/15	Goldman Sachs International	USD	156,142	GBP	102,546	157,374	1,232
06/12/15	State Street Bank and Trust Co.	USD	106,549	EUR	98,136	110,254	3,705
Total Open Forward Foreign Currency Contracts — Currency Risk							$(64,124)

Currency Abbreviations:

EUR	– Euro
GBP	– British Pound Sterling
USD	– U.S. Dollar

28                         Invesco Premium Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
Australia 10 Year Bonds	Long	7	June-2015	$715,802	$(19,979)
Euro Bonds	Long	4	June-2015	703,834	(10,590)
Long Gilt	Long	15	June-2015	2,719,890	(55,630)
U.S. Treasury Long Bonds	Long	14	June-2015	2,234,313	(73,482)
Subtotal — Interest Rate Risk					$(159,681)
Dow Jones Euro STOXX 50 Index	Long	63	June-2015	$2,524,100	$(26,142)
E-Mini S&P 500 Index	Long	21	June-2015	2,182,845	37,370
FTSE 100 Index	Long	21	June-2015	2,233,709	67,020
Hang Seng Index	Long	12	May-2015	2,175,731	(3,449)
Russell 2000 Mini Index	Long	18	June-2015	2,189,520	(10,618)
Tokyo Stock Price Index	Long	19	June-2015	2,527,764	95,922
Subtotal — Equity Risk					$160,103
Total Futures Contracts					$422

Open Centrally Cleared Credit Default Swap Agreements — Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/ICE	Markit CDX North America, High Yield Index, Series 23	Sell	5.00%	12/20/19	3.03%	$1,360,240	$(82,022)	$30,111

Abbreviations:

ICE	– Intercontinental Exchange

(a)	Implied credit spreads represent the current level as of April 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC/CME(a)	$30,111	$(30,111)	$—	$—	$—	$—
Goldman Sachs International(b)	1,232	(1,232)	—	—	—	—
State Street Bank and Trust Co.(b)	3,705	—	3,705	—	—	3,705
Total	$35,048	$(31,343)	$3,705	$—	$—	$3,705

29                         Invesco Premium Income Fund

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Credit Suisse Securities (USA) LLC/CME(a)	$82,022	$(30,111)	$51,911	$(51,911)	$—	$—
Goldman Sachs International(b)	4,202	(1,232)	2,970	—	—	2,970
Citigroup Global Markets Inc.(b)	64,859	—	64,859	—	—	64,859
Total	$151,083	$(31,343)	$119,740	$(51,911)	$—	$67,829

(a)	Includes upfront payments and cumulative appreciation of centrally cleared swap agreements.
(b)	Forward foreign currency contracts Counterparty.

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2015, the Fund engaged in securities sales of $234,253, which resulted in net realized gains of $1,211.

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund had a capital loss carryforward as of October 31, 2014, which expires as follows:

Capital Loss Carryforward*
Expiration	Short-Term	Long-Term	Total
Not subject to expiration	$3,990,533	$2,190,466	$6,180,999

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

30                         Invesco Premium Income Fund

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $79,649,527 and $51,886,790, respectively. During the same period, purchases and sales of U.S. Treasury obligations were $2,603,566 and $2,202,779, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$5,590,407
Aggregate unrealized (depreciation) of investment securities	(1,262,152)
Net unrealized appreciation of investment securities	$4,328,255

Cost of investments for tax purposes is $140,737,910.

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	1,881,194	$19,585,841	1,674,041	$17,271,491
Class C	366,979	3,819,878	395,527	4,043,695
Class R	2,676	27,767	8,385	85,861
Class Y	1,275,109	13,261,991	999,906	10,319,807
Class R6	879,187	9,131,869	1,318,479	13,484,561

Issued as reinvestment of dividends:
Class A	67,254	695,451	121,004	1,228,961
Class C	20,550	212,220	44,317	449,554
Class R	308	3,180	395	4,044
Class Y	18,721	193,858	27,683	281,703
Class R6	135,938	1,406,067	473,502	4,760,854

Reacquired:
Class A	(1,117,541)	(11,564,623)	(1,769,874)	(17,939,517)
Class C	(201,860)	(2,087,849)	(660,296)	(6,678,298)
Class R	(643)	(6,610)	(223)	(2,336)
Class Y	(397,636)	(4,096,973)	(1,116,824)	(11,522,459)
Class R6	(25,427)	(266,127)	(13,919,440)	(141,071,064)
Net increase (decrease) in share activity	2,904,809	$30,315,940	(12,403,418)	$(125,283,143)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 33% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
In addition, 42% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds that are also advised by Invesco.

31                         Invesco Premium Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.37	$0.24	$0.14	$0.38	$(0.25)	$—	$(0.25)	$10.50	3.70%	$51,353	0.93	%(d)	1.29	%(d)	4.59	%(d)	46%
Year ended 10/31/14	10.04	0.48	0.37	0.85	(0.52)	—	(0.52)	10.37	8.66	42,104	0.88		1.28		4.69		89
Year ended 10/31/13	10.83	0.50	(0.58)	(0.08)	(0.55)	(0.16)	(0.71)	10.04	(0.83)	40,515	0.88		1.22		4.83		86
Year ended 10/31/12(e)	10.03	0.43	0.81	1.24	(0.44)	—	(0.44)	10.83	12.64	24,388	0.88	(f)	1.18	(f)	4.54	(f)	79
Class C
Six months ended 04/30/15	10.36	0.20	0.14	0.34	(0.21)	—	(0.21)	10.49	3.31	16,988	1.68	(d)	2.04	(d)	3.84	(d)	46
Year ended 10/31/14	10.03	0.40	0.37	0.77	(0.44)	—	(0.44)	10.36	7.85	14,854	1.63		2.03		3.94		89
Year ended 10/31/13	10.82	0.42	(0.58)	(0.16)	(0.47)	(0.16)	(0.63)	10.03	(1.58)	16,592	1.63		1.97		4.08		86
Year ended 10/31/12(e)	10.03	0.36	0.81	1.17	(0.38)	—	(0.38)	10.82	11.91	10,469	1.63	(f)	1.93	(f)	3.79	(f)	79
Class R
Six months ended 04/30/15	10.36	0.22	0.14	0.36	(0.23)	—	(0.23)	10.49	3.57	168	1.18	(d)	1.54	(d)	4.34	(d)	46
Year ended 10/31/14	10.03	0.46	0.36	0.82	(0.49)	—	(0.49)	10.36	8.39	141	1.13		1.53		4.44		89
Year ended 10/31/13	10.83	0.47	(0.59)	(0.12)	(0.52)	(0.16)	(0.68)	10.03	(1.17)	51	1.13		1.47		4.58		86
Year ended 10/31/12(e)	10.03	0.40	0.82	1.22	(0.42)	—	(0.42)	10.83	12.43	50	1.13	(f)	1.43	(f)	4.29	(f)	79
Class Y
Six months ended 04/30/15	10.37	0.25	0.14	0.39	(0.26)	—	(0.26)	10.50	3.83	16,221	0.68	(d)	1.04	(d)	4.84	(d)	46
Year ended 10/31/14	10.05	0.51	0.35	0.86	(0.54)	—	(0.54)	10.37	8.82	6,725	0.63		1.03		4.94		89
Year ended 10/31/13	10.84	0.53	(0.58)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	7,409	0.63		0.97		5.08		86
Year ended 10/31/12(e)	10.03	0.45	0.82	1.27	(0.46)	—	(0.46)	10.84	12.96	4,482	0.63	(f)	0.93	(f)	4.79	(f)	79
Class R5
Six months ended 04/30/15	10.37	0.25	0.14	0.39	(0.26)	—	(0.26)	10.50	3.83	11	0.68	(d)	0.91	(d)	4.84	(d)	46
Year ended 10/31/14	10.05	0.50	0.36	0.86	(0.54)	—	(0.54)	10.37	8.82	10	0.63		0.90		4.94		89
Year ended 10/31/13	10.84	0.54	(0.59)	(0.05)	(0.58)	(0.16)	(0.74)	10.05	(0.57)	10	0.63		0.90		5.08		86
Year ended 10/31/12(e)	10.03	0.44	0.83	1.27	(0.46)	—	(0.46)	10.84	12.96	766	0.63	(f)	0.85	(f)	4.79	(f)	79
Class R6
Six months ended 04/30/15	10.37	0.25	0.14	0.39	(0.26)	—	(0.26)	10.50	3.83	62,092	0.68	(d)	0.91	(d)	4.84	(d)	46
Year ended 10/31/14	10.04	0.50	0.37	0.87	(0.54)	—	(0.54)	10.37	8.93	51,057	0.63		0.90		4.94		89
Year ended 10/31/13	10.84	0.53	(0.59)	(0.06)	(0.58)	(0.16)	(0.74)	10.04	(0.67)	171,140	0.63		0.85		5.08		86
Year ended 10/31/12(e)	10.75	0.05	0.09	0.14	(0.05)	—	(0.05)	10.84	1.31	138,779	0.63	(f)	0.82	(f)	4.79	(f)	79

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $44,478, $15,513, $151, $11,591, $10 and $56,143 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of December 14, 2011 for Class A, Class C, Class R, Class Y and Class R5 shares and September 24, 2012 for Class R6 shares.
(f)	Annualized.

32                         Invesco Premium Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio[2]
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[3]	Ending Account Value (04/30/15)	Expenses Paid During Period[4]
A	$1,000.00	$1,037.00	$4.70	$1,020.18	$4.66	0.93%
C	1,000.00	1,033.10	8.47	1,016.46	8.40	1.68
R	1,000.00	1,035.70	5.96	1,018.94	5.91	1.18
Y	1,000.00	1,038.30	3.44	1,021.42	3.41	0.68
R5	1,000.00	1,039.30	3.44	1,021.42	3.41	0.68
R6	1,000.00	1,039.30	3.44	1,021.42	3.41	0.68

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year. Effective March 1, 2015, the Fund’s adviser has contractually agreed to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expense of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.05%, 1.80%, 1.30%, 0.80%, 0.80% and 0.80% of average daily net assets, respectively. The annualized expense ratios restated as if these agreements had been in effect throughout the entire most recent fiscal half year are 1.04%, 1.79%, 1.29%, 0.79%, 0.79% and 0.79% for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[3]	The actual expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.25, $9.02, $6.51, $3.99, $3.99 and $3.99 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
[4]	The hypothetical expenses paid restated as if the changes discussed above had been in effect throughout the entire most recent fiscal half year are $5.21, $8.95, $6.46, $3.96, $3.96 and $3.96 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

33                         Invesco Premium Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	PIN-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Select Companies Fund
Nasdaq:
A: ATIAX ¡ B: ATIBX ¡ C: ATICX ¡ R: ATIRX ¡ Y: ATIYX ¡ R5: ATIIX

2 Fund Performance
4 Letters to Shareholders
5 Schedule of Investments
7 Financial Statements
9 Notes to Financial Statements
16 Financial Highlights
17 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	0.42%
Class B Shares	0.04
Class C Shares	0.00
Class R Shares	0.26
Class Y Shares	0.54
Class R5 Shares	0.57
S&P 500 Index‚ (Broad Market Index)	4.40
Russell 2000 Index‚ (Style-Specific Index)	4.65
Lipper Small-Cap Core Funds Index■ (Peer Group Index)	3.88
Source(s): ‚FactSet Research Systems Inc.; ■Lipper Inc.
The S&P 500® Index is an unmanaged index considered representative of the US stock market.

The Russell 2000® Index is an unmanaged index considered representative of small-cap stocks.

The Russell 2000 Index is a trademark/service mark of the Frank Russell Co. Russell® is a trademark of the Frank Russell Co.

The Lipper Small-Cap Core Funds Index is an unmanaged index considered representative of small-cap core funds tracked by Lipper.

The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

2	Invesco Select Companies Fund

Average Annual Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	10.75%
10 Years	9.86
5 Years	12.16
1 Year	0.58

Class B Shares
Inception (11/4/03)	10.73%
10 Years	9.82
5 Years	12.32
1 Year	0.89

Class C Shares
Inception (11/4/03)	10.48%
10 Years	9.65
5 Years	12.56
1 Year	4.67

Class R Shares
Inception (4/30/04)	11.01%
10 Years	10.21
5 Years	13.14
1 Year	6.15

Class Y Shares
10 Years	10.66%
5 Years	13.72
1 Year	6.69

Class R5 Shares
Inception (4/30/04)	11.74%
10 Years	10.94
5 Years	13.82
1 Year	6.76

Average Annual Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges

Class A Shares
Inception (11/4/03)	11.04%
10 Years	9.61
5 Years	13.22
1 Year	1.30

Class B Shares
Inception (11/4/03)	11.02%
10 Years	9.57
5 Years	13.41
1 Year	1.70

Class C Shares
Inception (11/4/03)	10.78%
10 Years	9.41
5 Years	13.65
1 Year	5.45

Class R Shares
Inception (4/30/04)	11.32%
10 Years	9.97
5 Years	14.22
1 Year	6.93

Class Y Shares
10 Years	10.41%
5 Years	14.79
1 Year	7.47

Class R5 Shares
Inception (4/30/04)	12.05%
10 Years	10.70
5 Years	14.91
1 Year	7.57

Class A share performance reflects the maximum 5.50% sales charge, and Class B and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class B shares declines from 5% beginning at the time of purchase to 0% at the beginning of the seventh year. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y and Class R5 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information. expenses.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

Class Y shares incepted on October 3, 2008. Performance shown prior to that date is that of Class A shares and includes the 12b-1 fees applicable to Class A shares.

    The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

    The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.20%, 1.95%, 1.95%, 1.45%, 0.95% and 0.88%, respectively.1 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class B, Class C, Class R, Class Y and Class R5 shares was 1.24%, 1.99%, 1.99%, 1.49%, 0.99% and 0.92%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

3	Invesco Select Companies Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett Independent Chair Invesco Funds Board of Trustees
Philip Taylor	Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

4 Invesco Select Companies Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Shares	Value
Common Stocks & Other Equity Interests–81.85%
Aerospace & Defense–4.15%
Cubic Corp.	1,033,123	$51,222,238

Aluminum–0.00%
Cymat Technologies Ltd. (Canada)(b)	249,750	33,123

Apparel, Accessories & Luxury Goods–0.02%
Hampshire Group, Ltd.(b)(c)	592,824	198,596

Automotive Retail–3.92%
America’s Car-Mart, Inc.(b)(c)	942,136	48,369,262

Commodity Chemicals–1.51%
Chemtrade Logistics Income Fund (Canada)	1,045,784	18,594,220

Communications Equipment–3.50%
Mitel Networks Corp.(b)	4,649,544	43,194,264

Consumer Finance–5.23%
Encore Capital Group, Inc.(b)(c)	1,597,305	64,595,014

Data Processing & Outsourced Services–9.21%
Alliance Data Systems Corp.(b)	149,537	44,458,845
Global Payments Inc.	691,427	69,336,300
		113,795,145

Diversified Support Services–1.33%
Performant Financial Corp.(b)(c)	5,527,196	16,415,772

Education Services–2.82%
American Public Education Inc.(b)(c)	1,250,051	34,863,923

Electrical Components & Equipment–3.89%
Regal-Beloit Corp.	614,559	48,058,514

Health Care Supplies–8.71%
Alere, Inc.(b)	1,530,895	72,686,895
Cooper Cos., Inc. (The)	196,102	34,919,883
		107,606,778

IT Consulting & Other Services–5.56%
Booz Allen Hamilton Holding Corp.	2,497,610	68,684,275

	Shares	Value
Life Sciences Tools & Services–4.28%
Charles River Laboratories International, Inc.(b)	764,660	$52,883,886

Oil & Gas Equipment & Services–2.60%
ION Geophysical Corp.(b)(c)	14,077,289	32,096,219

Oil & Gas Exploration & Production–5.31%
Ultra Petroleum Corp.(b)	3,851,035	65,583,126

Other Diversified Financial Services–0.00%
Brompton Corp. (Canada)(b)	69,374	0

Publishing–4.68%
John Wiley & Sons, Inc.–Class A	1,015,664	57,770,968
Real Estate Services–3.59%
FirstService Corp. (Canada)	676,466	44,286,542

Semiconductors–5.43%
Microsemi Corp.(b)	2,009,806	67,047,128

Systems Software–4.28%
Rovi Corp.(b)	2,856,087	52,866,171

Trucking–1.83%
Con-way Inc.	550,873	22,640,880
Total Common Stocks & Other Equity Interests (Cost $766,294,229)		1,010,806,044

Money Market Funds–18.39%
Liquid Assets Portfolio–Institutional Class(d)	113,555,515	113,555,515
Premier Portfolio–Institutional Class(d)	113,555,515	113,555,515
Total Money Market Funds (Cost $227,111,030)		227,111,030
TOTAL INVESTMENTS–100.24% (Cost $993,405,259)		1,237,917,074
OTHER ASSETS LESS LIABILITIES–(0.24)%		(2,998,747)
NET ASSETS–100.00%		$1,234,918,327

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated company during the period. The Investment Company Act of 1940 defines affiliates as those companies in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the Investment Company Act of 1940) of that issuer. The aggregate value of these securities as of April 30, 2015 was $196,538,786, which represented 15.92% of the Fund’s Net Assets. See Note 4.
(d)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Select Companies Fund

Portfolio Composition

By sector, based on Net Assets

as of April 30, 2015

Information Technology	28.0%
Health Care	13.0
Consumer Discretionary	11.4
Industrials	11.2
Financials	8.8
Energy	7.9
Materials	1.5
Money Market Funds Plus Other Assets Less Liabilities	18.2

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Select Companies Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $486,753,794)	$814,267,258
Investments in affiliates, at value (Cost $506,651,465)	423,649,816
Total investments, at value (Cost $993,405,259)	1,237,917,074
Receivable for:
Fund shares sold	242,424
Dividends	86,961
Investment for trustee deferred compensation and retirement plans	146,754
Other assets	49,493
Total assets	1,238,442,706

Liabilities:
Payable for:
Fund shares reacquired	2,278,033
Accrued fees to affiliates	919,711
Accrued trustees’ and officers’ fees and benefits	9,712
Accrued other operating expenses	149,904
Trustee deferred compensation and retirement plans	167,019
Total liabilities	3,524,379
Net assets applicable to shares outstanding	$1,234,918,327

Net assets consist of:
Shares of beneficial interest	$953,115,860
Undistributed net investment income (loss)	(11,444,624)
Undistributed net realized gain	48,735,043
Net unrealized appreciation	244,512,048
$1,234,918,327

Net Assets:
Class A	$672,583,836
Class B	$6,978,126
Class C	$168,369,463
Class R	$60,706,082
Class Y	$259,560,003
Class R5	$66,720,817

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	29,232,434
Class B	332,224
Class C	8,027,376
Class R	2,712,063
Class Y	11,151,631
Class R5	2,784,542
Class A:
Net asset value per share	$23.01
Maximum offering price per share
(Net asset value of $23.01 ÷ 94.50%)	$24.35
Class B:
Net asset value and offering price per share	$21.00
Class C:
Net asset value and offering price per share	$20.97
Class R:
Net asset value and offering price per share	$22.38
Class Y:
Net asset value and offering price per share	$23.28
Class R5:
Net asset value and offering price per share	$23.96

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Select Companies Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Dividends (net of foreign withholding taxes of $103,959)	$1,123,538
Dividends from affiliates	71,699
Interest	8,700
Total investment income	1,203,937

Expenses:
Advisory fees	4,713,627
Administrative services fees	162,997
Custodian fees	18,047
Distribution fees:
Class A	889,777
Class B	41,568
Class C	875,245
Class R	164,519
Transfer agent fees — A, B, C, R and Y	1,018,397
Transfer agent fees — R5	33,010
Trustees’ and officers’ fees and benefits	28,710
Other	166,979
Total expenses	8,112,876
Less: Fees waived and expense offset arrangement(s)	(228,274)
Net expenses	7,884,602
Net investment income (loss)	(6,680,665)

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities (includes net gains from securities sold to affiliates of $868,030)	52,252,467
Foreign currencies	(3,170,156)
49,082,311
Change in net unrealized appreciation (depreciation) of:
Investment securities	(37,146,488)
Foreign currencies	753,151
(36,393,337)
Net realized and unrealized gain	12,688,974
Net increase in net assets resulting from operations	$6,008,309

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Select Companies Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the year ended October 31, 2014

(Unaudited)

	April 30, 2015	October 31, 2014
Operations:
Net investment income (loss)	$(6,680,665)	$(4,716,720)
Net realized gain	49,082,311	136,727,123
Change in net unrealized appreciation (depreciation)	(36,393,337)	35,296,385
Net increase in net assets resulting from operations	6,008,309	167,306,788

Distributions to shareholders from net realized gains:
Class A	(71,199,854)	(41,356,017)
Class B	(916,858)	(565,193)
Class C	(18,752,500)	(9,079,104)
Class R	(6,758,426)	(3,610,155)
Class Y	(28,688,490)	(17,699,816)
Class R5	(6,188,617)	(3,696,664)
Total distributions from net realized gains	(132,504,745)	(76,006,949)

Share transactions–net:
Class A	(14,006,195)	(180,545,095)
Class B	(1,172,664)	(2,998,780)
Class C	6,113,482	(10,931,159)
Class R	(3,019,374)	(10,410,262)
Class Y	(18,063,916)	(88,773,706)
Class R5	6,513,288	(19,977,867)
Net increase (decrease) in net assets resulting from share transactions	(23,635,379)	(313,636,869)
Net increase (decrease) in net assets	(150,131,815)	(222,337,030)

Net assets:
Beginning of period	1,385,050,142	1,607,387,172
End of period (includes undistributed net investment income (loss) of $(11,444,624) and $(4,763,959), respectively)	$1,234,918,327	$1,385,050,142

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Select Companies Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is long-term growth of capital.

The Fund currently consists of six different classes of shares: Class A, Class B, Class C, Class R, Class Y and Class R5. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y and Class R5 shares are sold at net asset value. Effective November 30, 2010, new or additional investments in Class B shares are no longer permitted. Existing shareholders of Class B shares may continue to reinvest dividends and capital gains distributions in Class B shares until they convert to Class A shares. Also, shareholders in Class B shares will be able to exchange those shares for Class B shares of other Invesco Funds offering such shares until they convert to Class A shares. Generally, Class B shares will automatically convert to Class A shares on or about the month-end, which is at least eight years after the date of purchase. Redemption of Class B shares prior to the conversion date will be subject to a CDSC.

As of the end of business on March 15, 2012, the Fund has limited public sales of its shares to certain investors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a

9                         Invesco Select Companies Fund

particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C.

Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among

10                         Invesco Select Companies Fund

the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income and net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 are charged to such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

11                         Invesco Select Companies Fund

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $250 million	0.745%
Next $250 million	0.73%
Next $500 million	0.715%
Next $1.5 billion	0.70%
Next $2.5 billion	0.685%
Next $2.5 billion	0.67%
Next $2.5 billion	0.655%
Over $10 billion	0.64%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.72%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least June 30, 2016, to waive advisory fees and/or reimburse expenses to the extent necessary to limit total annual fund operating expenses after fee waivers and/or expense reimbursements (excluding certain items discussed below) of Class A, Class B, Class C, Class R, Class Y and Class R5 shares to 2.00%, 2.75%, 2.75%, 2.25%, 1.75% and 1.75% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waivers and/or expense reimbursements to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on June 30, 2016. The fee waiver agreement cannot be terminated during its term. The Adviser did not waive fees and/or reimburse expenses during the period under this expense limitation.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $227,412.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class B, Class C, Class R, Class Y and Class R5 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class B, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class B and Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $1,117 in front-end sales commissions from the sale of Class A shares and $17,644, $1,654 and $649 from Class A, Class B and Class C shares, respectively, for CDSC imposed on redemptions by shareholders.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

12                         Invesco Select Companies Fund

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 — Prices	are determined using quoted prices in an active market for identical assets.
Level 2 — Prices	are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices	are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$1,237,917,074	$—	$0	$1,237,917,074

NOTE 4—Investments in Other Affiliates

The 1940 Act defines affiliates as those issuances in which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The following is a summary of the investments in other affiliates for the six months ended April 30, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value 04/30/15	Dividend Income
America’s Car Mart, Inc.	$43,319,413	$—	$—	$5,049,849	$—	$48,369,262	$—
American Public Education, Inc.	44,098,925	—	(5,933,600)	(2,694,021)	(607,381)	34,863,923	—
Encore Capital Group, Inc.	50,744,469	20,676,989	—	(6,826,444)	—	64,595,014	—
Hampshire Group, Ltd.	1,487,988	—	—	(1,289,392)	—	198,596	—
ION Geophysical Corp.	39,416,409	—	—	(7,320,190)	—	32,096,219	—
Performant Financial Corp.	28,744,105	14,640,846	(20,900)	(26,922,767)	(25,512)	16,415,772	—
Total	$207,811,309	$35,317,835	$(5,954,500)	$(40,002,965)	$(632,893)	$196,538,786	$—

NOTE 5—Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the six months ended April 30, 2015, the Fund engaged in securities sales of $3,107,936, which resulted in net realized gains of $868,030.

NOTE 6—Expense Offset Arrangement(s)

The expense offset arrangement is comprised of transfer agency credits which result from balances in demand deposit accounts used by the transfer agent for clearing shareholder transactions. For the six months ended April 30, 2015, the Fund received credits from this arrangement, which resulted in the reduction of the Fund’s total expenses of $862.

NOTE 7—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Fund.

13                         Invesco Select Companies Fund

NOTE 8—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

NOTE 9—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 10—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $103,382,510 and $120,917,470, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$344,835,812
Aggregate unrealized (depreciation) of investment securities	(100,664,793)
Net unrealized appreciation of investment securities	$244,171,019

Cost of investments for tax purposes is $993,746,055.

14                         Invesco Select Companies Fund

NOTE 11—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		Year ended October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	783,979	$18,559,487	3,644,392	$86,862,251
Class B	578	12,440	13,561	301,065
Class C	69,414	1,503,321	333,846	7,383,566
Class R	291,877	6,694,785	669,277	15,849,454
Class Y	405,763	9,701,907	4,809,060	116,897,383
Class R5	264,023	6,514,749	613,241	15,312,739

Issued as reinvestment of dividends:
Class A	3,010,749	66,718,192	1,721,956	38,847,334
Class B	42,091	854,027	24,878	522,441
Class C	881,605	17,861,315	411,569	8,634,710
Class R	313,180	6,758,426	163,418	3,608,270
Class Y	1,152,785	25,822,392	623,137	14,157,670
Class R5	264,206	6,089,938	133,694	3,115,068

Automatic conversion of Class B shares to Class A shares:
Class A	64,093	1,511,075	78,001	1,886,904
Class B	(70,073)	(1,511,075)	(84,013)	(1,886,904)

Reacquired:
Class A	(4,241,096)	(100,794,949)	(12,693,542)	(308,141,584)
Class B	(24,132)	(528,056)	(86,383)	(1,935,382)
Class C	(611,260)	(13,251,154)	(1,203,216)	(26,949,435)
Class R	(713,943)	(16,472,585)	(1,265,120)	(29,867,986)
Class Y	(2,256,840)	(53,588,215)	(9,038,247)	(219,828,759)
Class R5	(247,011)	(6,091,399)	(1,544,955)	(38,405,674)
Net increase (decrease) in share activity	(620,012)	$(23,635,379)	(12,675,446)	$(313,636,869)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 41% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

15                         Invesco Select Companies Fund

NOTE 12—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)		Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$25.47	$(0.12)	$0.13		$0.01	$—	$(2.47)	$(2.47)	$23.01	0.42%	$672,584	1.16	%(d)	1.19	%(d)	(0.97	)%(d)	10%
Year ended 10/31/14	23.95	(0.06)	2.71		2.65	—	(1.13)	(1.13)	25.47	11.66	754,310	1.16		1.20		(0.28)		10
Year ended 10/31/13	20.57	(0.12)	4.95		4.83	(0.23)	(1.22)	(1.45)	23.95	25.11	883,072	1.16		1.20		(0.55)		19
Year ended 10/31/12	18.97	(0.07)	1.67	(e)	1.60	—	—	—	20.57	8.43	725,950	1.18		1.23		(0.34)		37
Year ended 10/31/11	15.50	(0.12)	3.59		3.47	—	—	—	18.97	22.39	485,609	1.24		1.27		(0.64)		38
Year ended 10/31/10	12.09	(0.02)	3.44		3.42	(0.01)	—	(0.01)	15.50	28.28	275,777	1.31		1.33		(0.18)		50
Class B
Six months ended 04/30/15	23.55	(0.19)	0.11		(0.08)	—	(2.47)	(2.47)	21.00	0.04	6,978	1.91	(d)	1.94	(d)	(1.72	)(d)	10
Year ended 10/31/14	22.40	(0.23)	2.51		2.28	—	(1.13)	(1.13)	23.55	10.77	9,039	1.91		1.95		(1.03)		10
Year ended 10/31/13	19.32	(0.26)	4.65		4.39	(0.09)	(1.22)	(1.31)	22.40	24.22	11,551	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.95	(0.21)	1.58	(e)	1.37	—	—	—	19.32	7.63	13,251	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.78	(0.24)	3.41		3.17	—	—	—	17.95	21.45	15,478	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.61	(0.13)	3.30		3.17	—	—	—	14.78	27.30	13,952	2.06		2.08		(0.93)		50
Class C
Six months ended 04/30/15	23.53	(0.19)	0.10		(0.09)	—	(2.47)	(2.47)	20.97	0.00	168,369	1.91	(d)	1.94	(d)	(1.72	)(d)	10
Year ended 10/31/14	22.37	(0.23)	2.52		2.29	—	(1.13)	(1.13)	23.53	10.83	180,853	1.91		1.95		(1.03)		10
Year ended 10/31/13	19.30	(0.26)	4.64		4.38	(0.09)	(1.22)	(1.31)	22.37	24.19	182,221	1.91		1.95		(1.30)		19
Year ended 10/31/12	17.93	(0.21)	1.58	(e)	1.37	—	—	—	19.30	7.64	160,090	1.93		1.98		(1.09)		37
Year ended 10/31/11	14.76	(0.24)	3.41		3.17	—	—	—	17.93	21.48	123,286	1.99		2.02		(1.39)		38
Year ended 10/31/10	11.60	(0.13)	3.29		3.16	—	—	—	14.76	27.24	86,591	2.06		2.08		(0.93)		50
Class R
Six months ended 04/30/15	24.88	(0.14)	0.11		(0.03)	—	(2.47)	(2.47)	22.38	0.26	60,706	1.41	(d)	1.44	(d)	(1.22	)(d)	10
Year ended 10/31/14	23.48	(0.12)	2.65		2.53	—	(1.13)	(1.13)	24.88	11.37	70,177	1.41		1.45		(0.53)		10
Year ended 10/31/13	20.19	(0.17)	4.86		4.69	(0.18)	(1.22)	(1.40)	23.48	24.83	76,385	1.41		1.45		(0.80)		19
Year ended 10/31/12	18.66	(0.12)	1.65	(e)	1.53	—	—	—	20.19	8.20	71,040	1.43		1.48		(0.59)		37
Year ended 10/31/11	15.29	(0.16)	3.53		3.37	—	—	—	18.66	22.04	62,112	1.49		1.52		(0.89)		38
Year ended 10/31/10	11.95	(0.06)	3.40		3.34	(0.00)	—	(0.00)	15.29	27.97	32,270	1.56		1.58		(0.43)		50
Class Y
Six months ended 04/30/15	25.71	(0.09)	0.13		0.04	—	(2.47)	(2.47)	23.28	0.54	259,560	0.91	(d)	0.94	(d)	(0.72	)(d)	10
Year ended 10/31/14	24.11	(0.01)	2.74		2.73	—	(1.13)	(1.13)	25.71	11.92	304,629	0.91		0.95		(0.03)		10
Year ended 10/31/13	20.69	(0.06)	4.98		4.92	(0.28)	(1.22)	(1.50)	24.11	25.47	372,632	0.91		0.95		(0.30)		19
Year ended 10/31/12	19.03	(0.02)	1.68	(e)	1.66	—	—	—	20.69	8.72	235,268	0.93		0.98		(0.09)		37
Year ended 10/31/11	15.51	(0.07)	3.59		3.52	—	—	—	19.03	22.70	41,476	0.99		1.02		(0.39)		38
Year ended 10/31/10	12.07	0.01	3.44		3.45	(0.01)	—	(0.01)	15.51	28.62	12,735	1.06		1.08		0.07		50
Class R5
Six months ended 04/30/15	26.38	(0.08)	0.13		0.05	—	(2.47)	(2.47)	23.96	0.57	66,721	0.84	(d)	0.87	(d)	(0.65	)(d)	10
Year ended 10/31/14	24.69	0.01	2.81		2.82	—	(1.13)	(1.13)	26.38	12.01	66,042	0.84		0.88		0.04		10
Year ended 10/31/13	21.16	(0.05)	5.10		5.05	(0.30)	(1.22)	(1.52)	24.69	25.53	81,527	0.83		0.87		(0.22)		19
Year ended 10/31/12	19.45	(0.00)	1.71	(e)	1.71	—	—	—	21.16	8.79	71,138	0.84		0.89		(0.00)		37
Year ended 10/31/11	15.82	(0.04)	3.67		3.63	—	—	—	19.45	22.95	70,652	0.83		0.86		(0.23)		38
Year ended 10/31/10	12.30	0.04	3.50		3.54	(0.02)	—	(0.02)	15.82	28.79	29,499	0.86		0.88		0.27		50

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $717,720, $8,383, $176,500, $66,353, $284,707 and $66,749 for Class A, Class B, Class C, Class R, Class Y and Class R5 shares, respectively.
(e)	Net gains (losses) on securities (both realized and unrealized) include capital gains realized on distributions from Booz Allen Hamilton Holding Corp. on June 7, 2012 and Generac Holdings, Inc. on July 2, 2012. Net gains (losses) on securities (both realized and unrealized) excluding the capital gains are $1.55, $1.46, $1.46, $1.53, $1.56 and $1.59 for Class A, Class B, Class C, Class R, Class Y and Class R5, respectively.

16                         Invesco Select Companies Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,004.20	$5.76	$1,019.04	$5.81	1.16%
B	1,000.00	1,000.40	9.47	1,015.32	9.54	1.91
C	1,000.00	1,000.00	9.47	1,015.32	9.54	1.91
R	1,000.00	1,002.60	7.00	1,017.80	7.05	1.41
Y	1,000.00	1,005.40	4.52	1,020.28	4.56	0.91
R5	1,000.00	1,005.70	4.18	1,020.63	4.21	0.84

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

17                         Invesco Select Companies Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	SCO-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Strategic Income Fund
Nasdaq:
A: SIZAX ¡ C: SIZCX ¡ R: SIZRX ¡ Y: SIZYX ¡ R5: SIZFX ¡ R6: SIZSX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
10 Financial Statements
12 Notes to Financial Statements
24 Financial Highlights
25 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.57%
Class C Shares	1.19
Class R Shares	1.45
Class Y Shares	1.80
Class R5 Shares	1.80
Class R6 Shares	1.80
Barclays U.S. Aggregate Index▼ (Broad Market/Style-Specific Index)	2.06
Lipper Multi-Sector Income Funds Index■ (Peer Group Index)	0.98
Source(s): ▼FactSet Research Systems Inc.; ■Lipper Inc.

The Barclays U.S. Aggregate Index is an unmanaged index considered representative of the US investment-grade, fixed-rate bond market.

    The Lipper Multi-Sector Income Funds Index is an unmanaged index considered representative of multi-sector income funds tracked by Lipper.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/15, including maximum applicable sales charges
Class A Shares
Inception (5/2/14)	–0.58%
Class C Shares
Inception (5/2/14)	2.09%
Class R Shares
Inception (5/2/14)	3.56%
Class Y Shares
Inception (5/2/14)	4.14%
Class R5 Shares
Inception (5/2/14)	4.14%
Class R6 Shares
Inception (5/2/14)	4.14%

Cumulative Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (5/2/14)	–0.76%
Class C Shares
Inception (5/2/14)	1.86%
Class R Shares
Inception (5/2/14)	3.40%
Class Y Shares
Inception (5/2/14)	3.82%
Class R5 Shares
Inception (5/2/14)	3.82%
Class R6 Shares
Inception (5/2/14)	3.82%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance figures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated. Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 0.94%, 1.69%, 1.19%, 0.69%, 0.69% and 0.69%, respectively.1,2,3 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 2.31%, 3.06%, 2.56%, 2.06%, 2.13% and 2.13%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.
3	The expense ratio includes acquired fund fees and expenses of the underlying funds in which the Fund invests of 0.14%.

2                         Invesco Strategic Income Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Strategic Income Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Principal Amount		Value
Asset-Backed Securities–55.42%
Avenue CLO III Ltd., Series 2006-3A, Class B1L, Floating Rate Pass Through Ctfs., 1.93%, 07/20/18(b)(c)		$200,000	$200,200
Babson Euro CLO 2014-2 B.V. (Netherlands), Series 2014-2A, Class D, Floating Rate Pass Through Ctfs., 3.51%, 11/25/17(b)(c)(d)	EUR	250,000	273,988
Babson Mid-Market CLO Inc. 2007-II (Cayman Islands), Series 2007-2A, Class E, Floating Rate Pass Through Ctfs., 3.93%, 04/15/21(c)		500,000	492,900
BAMLL Commercial Mortgage Securities Trust, Series 2014-ICTS, Class C, Floating Rate Pass Through Ctfs., 1.58%, 06/15/28(b)(c)		200,000	199,147
Banc of America Commercial Mortgage Trust, Series 2006-2, Class AJ, Variable Rate Pass Through Ctfs., 5.76%, 05/10/45(c)		540,000	561,884
Banc of America Funding Trust, Series 2006-3, Class 5A5, Pass Through Ctfs., 5.50%, 03/25/36		194,011	183,192
Banc of America Mortgage Trust, Series 2005-H, Class 2A1, Floating Rate Pass Through Ctfs., 2.67%, 09/25/35(c)		300,056	277,027
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR9, Class AJ, Variable Rate Pass Through Ctfs., 4.99%, 09/11/42(c)		500,000	506,027
Series 2007-T28, Class AJ, Variable Rate Pass Through Ctfs., 6.14%, 09/11/42(c)		105,000	113,771
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class C, Floating Rate Pass Through Ctfs., 3.55%, 10/29/25(b)(c)		250,000	240,850
Chase Mortgage Finance Trust, Series 2005-A1, Class 3A1, Floating Rate Pass Through Ctfs., 2.45%, 12/25/35(c)		181,705	166,090
Series 2007-A1, Class 13A1, Floating Rate Pass Through Ctfs., 5.08%, 03/25/37(c)		284,469	269,621
Citigroup Mortgage Loan Trust Inc., Series 2006-AR2, Class 1A2, Floating Rate Pass Through Ctfs., 2.60%, 03/25/36(c)		196,599	188,325
Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.51%, 10/25/35(c)		91,951	91,337
Dryden XI-Leveraged Loan CDO, Series 2006-11A, Class A3, Floating Rate Pass Through Ctfs., 0.65%, 04/12/20(b)(c)(e)		500,000	490,300

	Principal Amount	Value
Eaton Vance CDO VIII Ltd. (Cayman Islands), Series 2006-8A, Class D, Floating Rate Pass Through Ctfs., 3.68%, 08/15/22(b)(c)	$400,000	$386,000
Foothill CLO Ltd. (Cayman Islands), Series 2007-1A, Class C, Floating Rate Pass Through Ctfs., 0.97%, 02/22/21(b)(c)	250,000	246,750
Gallatin CLO III Ltd., Series 2007-1A, Class A2L, Floating Rate Pass Through Ctfs., 0.60%, 05/15/21(b)(c)(e)	200,000	196,940
GMACM Mortgage Loan Trust, Series 2006-AR1, Class 1A1, Floating Rate Pass Through Ctfs., 2.98%, 04/19/36(c)	230,684	206,318
GSAA Home Equity Trust, Series 2007-7, Class A4, Floating Rate Pass Through Ctfs., 0.45%, 07/25/37(c)	239,895	204,418
GSR Mortgage Loan Trust, Series 2006 1F, Class 1A11, Pass Through Ctfs., 5.50%, 02/25/36	298,464	287,891
Hamlet II Ltd. (Cayman Islands), Series 2006-2A, Class A2B, Floating Rate Pass Through Ctfs., 0.59%, 05/11/21(b)(c)(e)	500,000	486,400
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class D, Floating Rate Pass Through Ctfs. 1.27%, 05/05/27 (Acquired 03/17/15; Cost $240,954)(b)(c)	250,000	240,950
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/43(c)	250,000	256,748
Series 2014-FL5, Class B, Floating Rate Pass Through Ctfs., 1.53%, 07/15/31(b)(c)	250,000	251,150
JP Morgan Mortgage Trust, Series 2005-A1, Class IB2, Floating Rate Pass Through Ctfs., 2.55%, 02/25/35(c)	178,114	156,425
Series 2005-A3, Class 7CA1, Floating Rate Pass Through Ctfs., 2.53%, 06/25/35(c)	168,922	160,066
Series 2006-A2, Class 1A1, Floating Rate Pass Through Ctfs., 2.71%, 04/25/36(c)	118,624	107,800
Series 2007-A4, Class 3A1, Floating Rate Pass Through Ctfs., 5.17%, 06/25/37(c)	239,017	220,389
KKR CLO Ltd. (Cayman Islands), Series 11, Class B, Floating Rate Pass Through Ctfs., 2.42%, 04/15/27(b)(c)	540,000	536,610

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Strategic Income Fund

	Principal Amount	Value
LSTAR Commercial Mortgage Trust, Series 2014-2, Class A2, Pass Through Ctfs., 2.77%, 01/20/41(b)	$425,000	$433,759
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 2A1C, Floating Rate Pass Through Ctfs., 2.51%, 12/25/35(c)	200,000	192,605
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class B, Variable Rate Pass Through Ctfs., 4.60%, 10/15/47(c)	250,000	271,875
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, Floating Rate Pass Through Ctfs., 0.88%, 12/25/35(c)	305,712	250,789
Series 2005-3AR, Class 3A, Floating Rate Pass Through Ctfs., 2.54%, 07/25/35(c)	302,121	265,200
Neuberger Berman CLO XV (Cayman Islands), Series 2013-15A, Class D, Floating Rate Pass Through Ctfs., 3.53%, 10/15/25(b)(c)	250,000	238,200
Northwoods Capital X Ltd. (Cayman Islands), Series 2013-10A, Class D, Floating Rate Pass Through Ctfs., 3.85%, 11/04/25(b)(c)	250,000	234,975
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 1.87%, 07/17/25(b)(c)	250,000	244,600
Octagon Investment Partners XXI Ltd. (Cayman Islands), Series 2014-1A, Class C, Floating Rate Pass Through Ctfs., 3.90%, 11/14/26(b)(c)	500,000	487,850
Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 6.85%, 11/14/26(b)(c)	250,000	251,850
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, Pass Through Ctfs., 4.35%, 07/17/26(b)	600,000	609,780
Series 2014-1A, Class E, Floating Rate Pass Through Ctfs., 4.98%, 07/17/26(b)(c)	250,000	225,375
Slater Mill Loan Fund L.P. (Cayman Islands), Series 2012-1A, Class B, Floating Rate Pass Through Ctfs., 2.91%, 08/17/22(b)(c)	350,000	352,590
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class B, Floating Rate Pass Through Ctfs., 4.47%, 08/30/21(b)(c)	250,000	248,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.49%, 01/25/35(c)	276,488	266,416
Structured Asset Securities Corp., Series 2002-21A, Class B1II, Floating Rate Pass Through Ctfs., 2.47%, 11/25/32(c)	161,769	147,131

	Principal Amount	Value
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class D, Floating Rate Pass Through Ctfs., 4.27%, 01/17/25(b)(c)	$250,000	$250,625
Symphony CLO XIV Ltd. (Cayman Islands), Series 2014-14A, Class E, Floating Rate Pass Through Ctfs., 4.87%, 07/14/26(b)(c)	250,000	223,825
Thornburg Mortgage Securities Trust, Series 2007-2, Class A2A, 1.96%, 06/25/37(c)	357,827	343,084
WaMu Mortgage Pass-Through Ctfs. Trust, Series 2006-AR10, Class 3A2, Floating Rate Pass Through Ctfs., 5.88%, 08/25/46(c)	216,369	201,049
Series 2006-AR18, Class 1A1, Floating Rate Pass Through Ctfs., 1.78%, 01/25/37(c)	166,510	142,458
Series 2005-AR12, Class 1A8, Floating Rate Pass Through Ctfs., 2.33%, 10/25/35(c)	255,152	246,944
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1, Pass Through Ctfs., 6.25%, 11/25/37	225,264	220,648
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR12, Class 2A11, Floating Rate Pass Through Ctfs., 2.64%, 06/25/35(c)	200,716	199,899
Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.35%, 08/25/35(c)	164,607	163,754
Series 2005-AR2, Class 2A2, Floating Rate Pass Through Ctfs., 2.62%, 03/25/35(c)	266,708	272,135
Series 2005-AR7, Class 1A1, Floating Rate Pass Through Ctfs., 3.11%, 05/25/35(c)	180,747	181,458
Series 2006-AR10, Class 4A1, Floating Rate Pass Through Ctfs., 2.61%, 07/25/36(c)	230,864	219,335
Series 2006-AR8, Class 2A3, Floating Rate Pass Through Ctfs., 2.60%, 04/25/36(c)	224,460	220,404
Series 2007-7, Class A1, Pass Through Ctfs., 6.00%, 06/25/37	170,367	172,975
Series 2005-AR10, Class 2A4M, Floating Rate Pass Through Ctfs., 2.63%, 06/25/35(c)	324,418	327,430
Series 2005-AR8, Class 3A3MT, Floating Rate Pass Through Ctfs., 2.63%, 06/25/35(c)	367,182	357,253
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, Variable Rate Pass Through Ctfs., 4.20%, 11/15/47(c)	250,000	266,676
Total Asset-Backed Securities (Cost $16,859,711)		16,930,686

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Strategic Income Fund

	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–20.51%
Agricultural Products–0.13%
Darling Ingredients, Inc., Sr. Unsec. Gtd. Global Notes, 5.38%, 01/15/22	$40,000	$41,150

Building Products–0.05%
Builders FirstSource Inc., Sr. Sec. First Lien Notes, 7.63%, 06/01/21(b)	15,000	15,694

Cable & Satellite–0.80%
DISH DBS Corp., Sr. Unsec. Gtd. Global Notes, 5.13%, 05/01/20	165,000	167,475
Intelsat Luxembourg S.A. (Luxembourg), Sr. Unsec. Gtd. Global Bonds, 7.75%, 06/01/21	82,000	75,850
		243,325

Casinos & Gaming–0.34%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	96,000	103,800

Communications Equipment–0.40%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	120,000	121,350

Consumer Finance–2.49%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20	500,000	503,750
Sr. Unsec. Gtd. Global Notes, 7.50%, 09/15/20	88,000	103,400
Navient Corp., Sr. Unsec. Medium-Term Notes, 4.88%, 06/17/19	152,000	152,380
		759,530

Diversified Banks–2.35%
Erste Group Bank AG (Austria), REGS, Unsec. Sub. Medium-Term Euro Notes, 6.38%, 03/28/23(b)	200,000	208,337
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00%(b)(f)	200,000	209,138
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(f)	300,000	301,875
		719,350

Independent Power Producers & Energy Traders–0.31%
AES Corp., Sr. Unsec. Global Notes, 7.38%, 07/01/21	40,000	45,000
Calpine Corp., Sr. Unsec. Global Notes, 5.38%, 01/15/23	48,000	48,660
		93,660

Integrated Oil & Gas–0.25%
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Bonds, 4.13%, 01/16/25	78,000	75,465

Internet Software & Services–0.49%
Equinix Inc., Sr. Unsec. Notes, 5.38%, 01/01/22	142,000	148,390

	Principal Amount	Value
Marine–0.64%
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	$200,000	$197,250

Oil & Gas Exploration & Production–3.47%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	105,000	106,575
Chesapeake Energy Corp., Sr. Unsec. Gtd. Sub. Notes, 4.88%, 04/15/22	110,000	102,300
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	140,000	142,450
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	200,000	120,500
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	283,000	295,735
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/23	60,000	61,200
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/23	181,000	121,270
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/23(b)	105,000	109,069
		1,059,099

Oil & Gas Storage & Transportation–0.50%
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/01/24	146,000	152,935

Regional Banks–2.11%
Fifth Third Bancorp, Series J, Jr. Unsec. Sub. Bonds, 4.90%(f)	200,000	194,000
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	440,000	451,550
		645,550

Semiconductors–0.88%
Freescale Semiconductor Inc., Sr. Sec. Gtd. Notes, 6.00%, 01/15/22(b)	125,000	135,937
NXP B.V./NXP Funding LLC (Netherlands), Sr. Unsec. Gtd. Notes, 5.75%, 02/15/21(b)	125,000	133,884
		269,821

Specialized Finance–3.30%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	101,000	104,535
Sr. Unsec. Notes, 5.00%, 05/15/17	290,000	301,600
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16	290,000	300,512
Sr. Unsec. Notes, 8.25%, 12/15/20	245,000	301,350
		1,007,997

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Strategic Income Fund

	Principal Amount		Value
Trading Companies & Distributors–1.46%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)		$150,000	$149,250
Air Lease Corp., Sr. Unsec. Global Notes, 4.50%, 01/15/16		290,000	296,344
			445,594

Wireless Telecommunication Services–0.54%
Sprint Corp., Sr. Unsec. Gtd. Global Notes, 7.88%, 09/15/23		165,000	166,650
Total U.S. Dollar Denominated Bonds & Notes (Cost $6,264,920)			6,266,610

Non-U.S. Dollar Denominated Bonds & Notes–11.45%(d)
Diversified Banks–1.55%
Standard Chartered Bank (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 7.83%, 04/13/18(b)	INR	30,000,000	473,709

Life & Health Insurance–0.48%
Delta Lloyd Levensverzekering N.V. (Netherlands), Unsec. Sub. Euro Notes, 9.00%, 08/29/42	EUR	100,000	145,486

Sovereign Debt–9.42%
Australian Government (Australia), Series 126, Sr. Unsec. Bonds, 4.50%, 04/15/20	AUD	1,600,000	1,408,154
Mexican Bonos (Mexico), Series M, Unsec. Bonds, 8.00%, 12/07/23	MXN	11,640,000	867,057
Series M 10, Sr. Unsec. Bonds, 8.00%, 12/17/15	MXN	2,130,000	143,119
Portugal Obrigacoes do Tesouro (Portugal), Unsec. Euro Bonds, 3.88%, 02/15/30(b)	EUR	350,000	458,958
			2,877,288
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,563,453)			3,496,483

U.S. Treasury Securities–5.74%
U.S. Treasury Bills–0.59%(g)
0.00%, 08/20/15(h)		$15,000	14,999
0.05%, 08/20/15(h)		5,000	5,000
0.07%, 08/20/15(h)		20,000	20,000
0.08%, 08/20/15(h)		95,000	94,995
0.16%, 08/20/15(h)		30,000	29,998
0.17%, 08/20/15(h)		15,000	14,999
			179,991

U.S. Treasury Notes–5.15%
1.63%, 06/30/19		1,550,000	1,571,955
Total U.S. Treasury Securities (Cost $1,724,570)			1,751,946

	Principal Amount	Value
Structured Agency Credit Risk Notes (STACR)–2.06%
Freddie Mac, Series 2014-DN1, Class M2, Floating Rate STACR® Debt Notes, 2.38%, 02/25/24(c)(i)	$250,000	$252,407
Series 2014-HQ2, Class M2, Floating Rate STACR® Debt Notes, 2.38%, 09/25/24(c)(i)	375,000	377,663
Total Structured Agency Credit Risk Notes (Cost $626,024)		630,070

Municipal Obligations–1.93%
Houston (City of), Texas (United Airlines, Inc., Terminal E); Series 2014, Ref. Airport System Special Facilities RB, 5.00%, 07/01/29 (j)	250,000	266,095
Iowa (State of) Finance Authority (Iowa Fertilizer Co.); Series 2013, Midwestern Disaster Area RB, 5.25%, 12/01/25	250,000	279,835
Puerto Rico (Commonwealth of) Government Development Bank; Series 2014 B-1A, Sr. Transportation RN, 7.75%, 06/30/15	44,445	43,778
Total Municipal Obligations (Cost $552,515)		589,708

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.32%
Collateralized Mortgage Obligations–0.32%
Fannie Mae REMICs, 3.00%, 06/25/27, IO (Cost $97,057)	937,939	98,265

	Shares
Money Market Funds–8.53%
Liquid Assets Portfolio–Institutional Class(k)	1,303,141	1,303,141
Premier Portfolio–Institutional Class(k)	1,303,141	1,303,141
Total Money Market Funds (Cost $2,606,282)		2,606,282

Options Purchased–0.46%
(Cost $138,641)(l)		139,620
TOTAL INVESTMENTS–106.42% (Cost $32,433,173)		32,509,670
OTHER ASSETS LESS LIABILITIES–(6.42)%		(1,960,949)
NET ASSETS–100.00%		$30,548,721

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Strategic Income Fund

Investment Abbreviations:

AUD	– Australian Dollar
CDO	– Collateralized Debt Obligation
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
EUR	– Euro
Gtd.	– Guaranteed
INR	– Indian Rupee
IO	– Interest Only
Jr.	– Junior
MXN	– Mexican Peso
RB	– Revenue Bonds
REGS	– Regulation S
REMICs	– Real Estate Investment Conduits
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
STACR®	– Structured Agency Credit Risk
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $10,059,250, which represented 32.93% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(d)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(e)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 7. The following table presents the Fund’s collateral pledged as of April 30, 2015.

Counterparty	Reverse Repurchase Agreements	Value of Non-cash Collateral Pledged*	Net Amount
Royal Bank of Canada	$980,378	$(980,378)	$—

*	Amount does not include excess collateral pledged.

(f)	Perpetual bond with no specified maturity date.
(g)	Security may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirements for open futures contracts and swap agreements. See Note 1K, 1N and Note 4.
(i)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(j)	Security subject to the alternative minimum tax.
(k)	The money market fund and the Fund are affiliated by having the same investment adviser.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Strategic Income Fund

(l)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CNH	Call	Bank of America, N.A.	06/16/15	CNH	6.345	USD	850,000	$797

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
2 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.45%	Pay	3 Month USD LIBOR	10/14/15	$14,100,000	$19,736
2 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.45	Pay	3 Month USD LIBOR	10/15/15	18,900,000	27,364
5 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.05	Pay	3 Month USD LIBOR	10/15/15	15,900,000	91,420
10 Year Interest Rate Swap	Call	Deutche Bank Securities Inc.	1.90	Receive	3 Month USD LIBOR	05/11/15	1,300,000	303
Subtotal Swaptions Purchased — Interest Rate Risk								$138,823
Total Options Purchased (Cost $138,641)								$139,620

Abbreviations:

CNH	– Chinese Yuan
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2015

Asset-Backed Securities	55.4%
U.S. Dollar Denominated Bonds and Notes	20.5
Non-U.S. Dollar Denominated Bonds & Notes	11.5
U.S. Treasury Securities	5.7
U.S. Government Sponsored Agency Mortgage-Backed Securities	2.4
Municipal Obligations	1.9
Options Purchased	0.5
Money Market Funds Plus Other Assets Less Liabilities	2.1

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Strategic Income Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $29,826,891)	$29,903,388
Investments in affiliated money market funds, at value and cost	2,606,282
Total investments, at value (Cost $32,433,173)	32,509,670
Cash	6,075
Foreign currencies, at value (Cost $19,603)	20,833
Receivable for:
Variation margin — centrally cleared swap agreements	3,329
Fund shares sold	80,349
Dividends and interest	222,089
Fund expenses absorbed	9,989
Principal paydowns	163
Swaps	1,746
Investment for trustee deferred compensation and retirement plans	2,596
Unrealized appreciation on forward foreign currency contracts outstanding	47,114
Other assets	48,803
Total assets	32,952,756

Liabilities:
Payable for:
Investments purchased	1,156,095
Fund shares reacquired	133,019
Options written, at value (premiums received $2,448)	101
Reverse repurchase arrangements	975,000
Swaps	1,940
Variation margin — futures	504
Accrued fees to affiliates	6,180
Accrued trustees’ and officers’ fees and benefits	1,805
Accrued other operating expenses	71,698
Trustee deferred compensation and retirement plans	2,596
Unrealized depreciation on forward foreign currency contracts outstanding	51,154
Unrealized depreciation on swap agreements — OTC	3,943
Total liabilities	2,404,035
Net assets applicable to shares outstanding	$30,548,721

Net assets consist of:
Shares of beneficial interest	$30,750,769
Undistributed net investment income	(134,289)
Undistributed net realized gain (loss)	(144,209)
Net unrealized appreciation	76,450
$30,548,721

Net Assets:
Class A	$16,208,411
Class C	$1,503,956
Class R	$67,988
Class Y	$12,748,494
Class R5	$9,936
Class R6	$9,936

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,633,283
Class C	151,592
Class R	6,851
Class Y	1,284,384
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$9.92
Maximum offering price per share
(Net asset value of $9.92 ÷ 95.75%)	$10.36
Class C:
Net asset value and offering price per share	$9.92
Class R:
Net asset value and offering price per share	$9.92
Class Y:
Net asset value and offering price per share	$9.93
Class R5:
Net asset value and offering price per share	$9.93
Class R6:
Net asset value and offering price per share	$9.93

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Strategic Income Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest	$411,496
Dividends from affiliates	107,931
Total investment income	519,427

Expenses:
Advisory fees	86,684
Administrative services fees	24,795
Custodian fees	5,895
Distribution fees:
Class A	18,747
Class C	5,588
Class R	123
Transfer agent fees — A, C, R and Y	6,247
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	9,579
Registration and filing fees	63,502
Professional services fees	27,523
Other	29,109
Total expenses	277,802
Less: Fees waived and expenses reimbursed	(181,292)
Net expenses	96,510
Net investment income	422,917

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	(159,436)
Foreign currencies	(43,099)
Forward foreign currency contracts	337,685
Futures contracts	(135,925)
Option contracts written	(8,667)
Swap agreements	7,331
(2,111)
Change in net unrealized appreciation (depreciation) of:
Investment securities	167,810
Foreign currencies	1,924
Forward foreign currency contracts	(79,238)
Futures contracts	(49,600)
Option contracts written	2,347
Swap agreements	15,052
58,295
Net realized and unrealized gain	56,184
Net increase in net assets resulting from operations	$479,101

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Invesco Strategic Income Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period May 2, 2014 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	May 2, 2014 (commencement date) through October 31, 2014
Operations:
Net investment income	$422,917	$422,489
Net realized gain (loss)	(2,111)	128,619
Change in net unrealized appreciation	58,295	18,155
Net increase in net assets resulting from operations	479,101	569,263

Distributions to shareholders from net investment income:
Class A	(278,210)	(220,329)
Class C	(16,586)	(3,292)
Class R	(886)	(181)
Class Y	(251,658)	(225,541)
Class R5	(196)	(179)
Class R6	(196)	(179)
Total distributions from net investment income	(547,732)	(449,701)

Distributions to shareholders from net realized gains:
Class A	(147,461)	—
Class C	(8,651)	—
Class R	(275)	—
Class Y	(128,682)	—
Class R5	(101)	—
Class R6	(101)	—
Total distributions from net realized gains	(285,271)	—

Share transactions–net:
Class A	2,143,596	14,190,714
Class C	702,707	814,539
Class R	55,391	12,833
Class Y	98,846	12,744,415
Class R5	—	10,010
Class R6	—	10,010
Net increase in net assets resulting from share transactions	3,000,540	27,782,521
Net increase in net assets	2,646,638	27,902,083

Net assets:
Beginning of period	27,902,083	—
End of period (includes undistributed net investment income of $(134,289) and $(9,474), respectively)	$30,548,721	$27,902,083

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Strategic Income Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s primary investment objective is to seek to provide current income and, secondarily, long-term growth of capital.

12                         Invesco Strategic Income Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

13                         Invesco Strategic Income Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

J.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon

14                         Invesco Strategic Income Fund

exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

K.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
L.	Call Options Written and Purchased — The Fund may write call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period. An uncovered call option exists without the ownership of the underlying security. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing an uncovered call option is that the Fund may incur significant losses if the value of the written security exceeds the exercise price of the option.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

M.	Put Options Purchased — The Fund may purchase put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the securities hedged. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

15                         Invesco Strategic Income Fund

N.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, volatility, variance, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, equity, currency or credit risk. Such transactions are agreements between Counterparties. These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, volatility, variance, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

A total return swap is an agreement in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income generated and capital gains, if any. The unrealized appreciation (depreciation) on total return swaps includes dividends on the underlying equity securities and financing rate payable from the Counterparty. At the maturity date, a net cash flow is exchanged where the total return is equivalent to the return of the underlying reference less a financing rate, if any. As a receiver, the Fund would receive payments based on any positive total return and would owe payments in the event of a negative total return. As the payer, the Fund would owe payments on any net positive total return, and would receive payment in the event of a negative total return.

Changes in the value of swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements

O.	Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.
P.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.60%
Next $3.5 billion	0.55%
Over $4.5 billion	0.45%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.60%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 0.82%, 1.57%, 1.07%, 0.57%, 0.57% and 0.57%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers

16                         Invesco Strategic Income Fund

reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Acquired Fund Fees and Expenses are not operating expenses of a Fund directly, but are fees and expenses, including management fees of the investment companies in which a Fund invests. As a result, the total annual fund operating expenses after expense reimbursement may exceed the expense limits above. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees and reimbursed fund level expenses of $175,035 and reimbursed class level expenses of $3,245, $242, $10, $2,750, $5 and $5 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $3,144 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

17                         Invesco Strategic Income Fund

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,606,282	$—	$—	$2,606,282
U.S. Treasury Securities	—	1,751,946	—	1,751,946
U.S. Government Sponsored Agency Securities	—	98,265	—	98,265
Structured Agency Credit Risk Notes	—	630,070	—	630,070
Asset-Backed Securities	—	16,930,686	—	16,930,686
Corporate Debt Securities	—	6,266,610	—	6,266,610
Foreign Debt Securities	—	619,195	—	619,195
Foreign Sovereign Debt Securities	—	2,877,288	—	2,877,288
Municipal Obligations	—	589,708	—	589,708
Options Purchased	—	139,620	—	139,620
	2,606,282	29,903,388	—	32,509,670
Forward Foreign Currency Contracts*	—	(4,040)	—	(4,040)
Futures Contracts*	(2,165)	—	—	(2,165)
Options Written*	—	(101)	—	(101)
Swap Agreements*	—	5,005	—	5,005
Total Investments	$2,604,117	$29,904,252	$—	$32,508,369

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Currency risk:
Forward foreign currency contracts(a)	$131,787	$(135,827)
Options purchased(b)	797	—
Options written(c)	—	(101)
Interest rate risk:
Futures contracts(d)	1,277	(3,442)
Options purchased(b)	138,823	—
Swap agreements(e)(f)	10,038	(4,855)
Credit risk:
Swap agreements(e)	—	(178)
Total	$282,722	$(144,403)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(b)	Options purchased at value as reported in the Schedule of Investments.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(d)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.
(e)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized depreciation on swap agreements — OTC.
(f)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

18                         Invesco Strategic Income Fund

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Purchased(a)	Options Written	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$—	$70,526
Currency risk	337,685	—	34,203	(8,667)	—
Interest rate risk	—	(135,925)	—	—	(63,195)
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	—	(2,231)
Currency risk	(79,238)	—	(12,892)	2,347	—
Interest rate risk	—	(49,600)	8,860	—	17,283
Total	$258,447	$(185,525)	$30,171	$(6,320)	$22,383

(a)	Options purchased are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities.

The table below summarizes the six month average notional value of forward foreign currency contracts, futures contracts and swap agreements; the three month average notional value of options written and the five month average notional value of options purchased.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased	Swap Agreements
Average notional value	$6,511,272	$13,983,629	$3,119,373	$13,737,664	$6,500,793

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Notional Value	Unrealized Appreciation (Depreciation)
		Deliver		Receive
05/07/15	Barclays Bank PLC	JPY	17,109,750	USD	145,848	$143,306	$2,542
05/07/15	Citigroup Global Markets Inc.	USD	142,430	JPY	17,109,750	143,306	876
05/18/15	Deutsche Bank Securities Inc.	EUR	260,153	USD	295,000	292,186	2,814
05/18/15	Morgan Stanley & Co.	USD	365,421	EUR	345,000	387,481	22,060
06/11/15	Deutsche Bank Securities Inc.	TWD	18,900,000	USD	597,563	617,336	(19,773)
06/11/15	Deutsche Bank Securities Inc.	USD	607,176	TWD	18,900,000	617,336	10,160
06/12/15	Barclays Bank PLC	EUR	300,000	USD	327,937	337,047	(9,110)
06/12/15	Barclays Bank PLC	USD	252,117	EUR	226,000	253,909	1,792
06/12/15	Citigroup Global Markets Inc.	EUR	1,099,927	USD	1,191,863	1,235,755	(43,892)
06/12/15	Citigroup Global Markets Inc.	SGD	1,013,000	USD	731,963	764,927	(32,964)
06/12/15	Citigroup Global Markets Inc.	USD	687,895	EUR	650,000	730,267	42,372
06/12/15	Citigroup Global Markets Inc.	USD	742,603	SGD	1,013,000	764,926	22,323
06/12/15	Goldman Sachs International	EUR	246,035	USD	264,251	276,417	(12,166)
06/12/15	J.P. Morgan Securities LLC	EUR	105,000	USD	117,482	117,966	(484)
07/08/15	Citigroup Global Markets Inc.	USD	302,389	MXN	4,681,882	303,699	1,310
07/08/15	J.P. Morgan Securities LLC	MXN	13,749,036	USD	917,393	891,855	25,538
07/29/15	Bank of America Merrill Lynch	AUD	1,787,840	USD	1,389,762	1,407,200	(17,438)
Total Open Forward Foreign Currency Contracts — Currency Risk							$(4,040)

Currency Abbreviations:

AUD	– Australian Dollar
EUR	– Euro
JPY	– Japanese Yen
MXN	– Mexican Peso
NZD	– New Zealand Dollar
SGD	– Singapore Dollar
TWD	– Taiwan Dollar
USD	– U.S. Dollar

19                         Invesco Strategic Income Fund

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	2	June-2015	$(240,266)	$(504)
U.S. Treasury 10 Year Notes	Short	2	June-2015	(256,750)	1,277
U.S. Treasury 30 Year Notes	Long	1	June-2015	159,594	(2,938)
Total Futures Contracts — Interest Rate Risk					$(2,165)

Open Foreign Currency Options Written — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation
USD versus CNH	Call	Bank of America, N.A.	06/16/15	850	CNH 6.625	$(2,448)	USD 850,000	$(101)	$2,347

Currency Abbreviations:

CNH	– Chinese Yuan
USD	– U.S. Dollar

Options Written Transactions
	Call Options				Put Options
	Number of Contracts	Notional Value		Premiums Received	Number of Contracts	Notional Value		Premiums Received
Beginning of period	—		—	$—	—		—	$—
Written	2,620	USD	2,620,000	7,271	3,700	EUR	3,685,000	17,441
Closed	(1,770)	USD	(1,770,000)	(4,823)	(3,700)	EUR	(3,685,000)	(17,441)
End of period	850	USD	850,000	$2,448	—	EUR	—	$—

Currency Abbreviations:

EUR	– Euro
USD	– U.S. Dollar

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.125%	10/16/17	USD 3,525,000	$96
Credit Suisse Securities (USA) LLC/CME	Receive	3 Month USD LIBOR	2.140	02/12/25	USD 450,000	(1,090)
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.661	04/24/30	EUR 250,000	9,206
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.845	04/24/30	EUR 100,000	736
Total Centrally Cleared Interest Rate Swap Agreements — Interest Rate Risk						$8,948

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro
EURIBOR	– Euro Interbank Offered Rate
LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Open Over-The-Counter Interest Rate Swap Agreements — Interest Rate Risk
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Pay	1 Day INR MIBOR	6.78%	04/09/20	INR 27,100,000	$(3,765)

Currency Abbreviations:

INR	– Indian Rupee
MIBOR	– Mumbai Interbank Offered Rate

20                         Invesco Strategic Income Fund

Open Over-The-Counter Total Return Swap Agreements
Description	Type of Contract	Counterparty	Number of Contracts	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Markit iBoxx $ Liquid High Yield Index and pay a floating rate equal to the 3 Month USD LIBOR.	Long	J.P. Morgan Chase Bank, NA	6,000	06/22/15	$600,000	$(9)
Receive a return equal to the Markit iBoxx $ Liquid High Yield Index and pay a floating rate equal to the 3 Month USD LIBOR.	Long	J.P. Morgan Chase Bank, NA	9,250	06/20/15	925,000	(169)
Total Return Swap Agreements — Credit Risk						$(178)

Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of Assets presented in the Statement of Assets & Liabilities	Collateral Received
Counterparty				Financial Instruments	Cash	Net Amount
Barclays Bank PLC	$4,334	$(4,334)	$—	$—	$—	$—
Citigroup Global Markets Inc.	66,881	(66,881)	—	—	—	—
Credit Suisse Securities (USA) LLC(a)	9,981	(1,090)	8,891	—	—	8,891
Deutsche Bank Securities Inc.	12,974	(12,974)	—	—	—	—
J.P. Morgan Securities LLC	25,538	(484)	25,054	—	—	25,054
J.P. Morgan Chase Bank, N.A.	1,746	(1,746)	—	—	—	—
Morgan Stanley & Co.	22,060	—	22,060	—	—	22,060
Total	$143,514	$(87,509)	$56,005	$—	$—	$56,005

Liabilities:
	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of Liabilities presented in the Statement of Assets & Liabilities	Collateral Pledged
Counterparty				Financial Instruments	Cash	Net Amount
Bank of America Merrill Lynch	$17,438	$—	$17,438	$—	$—	$17,438
Barclays Bank PLC	9,110	(4,334)	4,776	—	—	4,776
Citigroup Global Markets Inc.	76,856	(66,881)	9,975	—	—	9,975
Credit Suisse Securities (USA) LLC(a)	1,090	(1,090)	—	—	—	—
Deutsche Bank Securities Inc.	19,773	(12,974)	6,799	—	—	6,799
Goldman Sachs International	12,166	—	12,166	—	—	12,166
J.P. Morgan Securities LLC	484	(484)	—	—	—	—
J.P. Morgan Chase Bank, N.A.	5,883	(1,746)	4,137	—	—	4,137
Total	$142,800	$(87,509)	$55,291	$—	$—	$55,291

(a)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements.

21                         Invesco Strategic Income Fund

NOTE 5—Investments in Affiliates

The Fund’s Adviser and the adviser for Invesco Floating Rate Fund are subsidiaries of Invesco Ltd. and therefore, Invesco Floating Rate Fund is considered to be affiliated with the Fund. The following is a summary of the transactions in, and earnings from, investments in Invesco Floating Rate Fund for the six months ended April 30, 2015.

	Value 10/31/14	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value 04/30/15	Dividend Income
Invesco Floating Rate Fund	$5,948,846	$126,515	$(5,981,815)	$22,947	$(116,493)	$—	$107,039

NOTE 6—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 7—Cash Balances and Borrowings

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

Reverse repurchase agreements outstanding as of October 31, 2014 were as follows:

Counterparty	Interest Rate	Maturity Date	Face Value	Face Value Including Accrued Interest
Royal Bank of Canada	1.15%	October 16, 2015	$91,000	$91,534
Royal Bank of Canada	1.00	October 16, 2015	454,000	456,319
Royal Bank of Canada	1.15	October 16, 2015	430,000	432,525
Total			$975,000	$980,378

NOTE 8—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 9—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $20,221,150 and $17,684,983, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$307,008
Aggregate unrealized (depreciation) of investment securities	(258,421)
Net unrealized appreciation of investment securities	$48,587

Cost of investments for tax purposes is $32,461,083.

22                         Invesco Strategic Income Fund

NOTE 10—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		May 2, 2014 (commencement date) through October 30, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	228,865	$2,277,481	1,417,557	$14,188,309
Class C	91,217	906,091	82,697	833,074
Class R	5,712	56,803	1,279	12,810
Class Y	49,300	488,943	1,283,979	12,842,642
Class R5	—	—	1,001	10,010
Class R6	—	—	1,001	10,010

Issued as reinvestment of dividends:
Class A	6,693	66,298	1,058	10,624
Class C	2,222	22,006	315	3,156
Class R	90	889	2	23
Class Y	939	9,309	276	2,773

Reacquired:
Class A	(20,073)	(200,183)	(817)	(8,219)
Class C	(22,703)	(225,390)	(2,156)	(21,691)
Class R	(232)	(2,301)	—	—
Class Y	(40,061)	(399,406)	(10,049)	(101,000)
Net increase in share activity	301,969	$3,000,540	2,776,143	$27,782,521

(a)	There is an entity that is a record owner of more than 5% of the outstanding shares of the Fund and in the aggregate own 10% of the outstanding shares of the Fund. IDI has an agreement with this entity to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to this entity, which is considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by this entity are also owned beneficially.
In addition, 81% of the outstanding shares of the Fund are owned by the Adviser.

23                         Invesco Strategic Income Fund

NOTE 11—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.05	$0.14	$0.01	$0.15	$(0.18)	$(0.10)	$(0.28)	$9.92	1.57%	$16,208	0.74	%(d)	2.00	%(d)	2.85	%(d)	65%
Year ended 10/31/14(e)	10.00	0.16	0.06	0.22	(0.17)	—	(0.17)	10.05	2.19	14,248	0.71	(f)(g)	2.08	(g)	3.12	(g)	57
Class C
Six months ended 04/30/15	10.05	0.11	0.01	0.12	(0.15)	(0.10)	(0.25)	9.92	1.19	1,504	1.49	(d)	2.75	(d)	2.10	(d)	65
Year ended 10/31/14(e)	10.00	0.12	0.07	0.19	(0.14)	—	(0.14)	10.05	1.86	812	1.46	(f)(g)	2.83	(g)	2.37	(g)	57
Class R
Six months ended 04/30/15	10.05	0.13	0.01	0.14	(0.17)	(0.10)	(0.27)	9.92	1.45	68	0.99	(d)	2.25	(d)	2.60	(d)	65
Year ended 10/31/14(e)	10.00	0.15	0.06	0.21	(0.16)	—	(0.16)	10.05	2.08	13	0.96	(f)(g)	2.33	(g)	2.87	(g)	57
Class Y
Six months ended 04/30/15	10.05	0.15	0.03	0.18	(0.20)	(0.10)	(0.30)	9.93	1.80	12,748	0.49	(d)	1.75	(d)	3.10	(d)	65
Year ended 10/31/14(e)	10.00	0.17	0.06	0.23	(0.18)	—	(0.18)	10.05	2.29	12,808	0.46	(f)(g)	1.83	(g)	3.37	(g)	57
Class R5
Six months ended 04/30/15	10.05	0.09	0.09	0.18	(0.20)	(0.10)	(0.30)	9.93	1.80	10	0.49	(d)	1.81	(d)	3.10	(d)	65
Year ended 10/31/14(e)	10.00	0.17	0.06	0.23	(0.18)	—	(0.18)	10.05	2.29	10	0.46	(f)(g)	1.90	(g)	3.37	(g)	57
Class R6
Six months ended 04/30/15	10.05	0.09	0.09	0.18	(0.20)	(0.10)	(0.30)	9.93	1.80	10	0.49	(d)	1.81	(d)	3.10	(d)	65
Year ended 10/31/14(e)	10.00	0.17	0.06	0.23	(0.18)	—	(0.18)	10.05	2.29	10	0.46	(f)(g)	1.90	(g)	3.37	(g)	57

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $15,122, $1,127, $50, $12,816, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.
(e)	Commencement date of May 2, 2014.
(f)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.14% and 0.14% for the six months ended April 30, 2015 and the period ended October 31, 2014.
(g)	Annualized.

24                         Invesco Strategic Income Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.70	$3.70	$1,021.12	$3.71	0.74%
C	1,000.00	1,011.90	7.43	1,017.41	7.45	1.49
R	1,000.00	1,014.50	4.94	1,019.89	4.96	0.99
Y	1,000.00	1,018.00	2.45	1,022.36	2.46	0.49
R5	1,000.00	1,018.00	2.45	1,022.36	2.46	0.49
R6	1,000.00	1,018.00	2.45	1,022.36	2.46	0.49

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

25                         Invesco Strategic Income Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	STI-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	April 30, 2015

Invesco Unconstrained Bond Fund
Nasdaq:
A: IUBAX ¡ C: IUBCX ¡ R: IUBRX ¡ Y: IUBYX ¡ R5: IUBFX ¡ R6: IUBZX

2 Fund Performance
3 Letters to Shareholders
4 Schedule of Investments
9 Financial Statements
11 Notes to Financial Statements
23 Financial Highlights
24 Fund Expenses

For the most current month-end Fund performance and commentary, please visit invesco.com/performance.

Unless otherwise noted, all data provided by Invesco.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including sales charges and expenses. Investors should read it carefully before investing.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

Fund Performance

Performance summary
Fund vs. Indexes

Cumulative total returns, 10/31/14 to 4/30/15, at net asset value (NAV). Performance shown does not include applicable contingent deferred sales charges (CDSC) or front-end sales charges, which would have reduced performance.

Class A Shares	1.57%
Class C Shares	1.15
Class R Shares	1.47
Class Y Shares	1.78
Class R5 Shares	1.78
Class R6 Shares	1.78
3-Month USD Libor Index▼ (Broad Market/ Style-Specific Index)	0.12
Lipper Alternative Credit Focus Funds Index■ (Peer Group Index)	0.55
Source(s): ▼Bloomberg L.P.; ■Lipper Inc.

The 3-Month USD Libor Index is unmanaged index considered representative of the average interest rate at which a selection of banks in London are prepared to lend to one another in American dollars with a maturity of three months.

    The Lipper Alternative Credit Focus Funds Index invests in a wide-range of credit-structured vehicles by using either fundamental credit research analysis or quantitative credit portfolio modelling trying to benefit from any changes in credit quality, credit spreads, and market liquidity.

    The Fund is not managed to track the performance of any particular index, including the index(es) described here, and consequently, the performance of the Fund may deviate significantly from the performance of the index(es).

    A direct investment cannot be made in an index. Unless otherwise indicated, index results include reinvested dividends, and they do not reflect sales charges. Performance of the peer group, if applicable, reflects fund expenses; performance of a market index does not.

Cumulative Total Returns
As of 4/30/15, including maximum applicable sales charges

Class A Shares
Inception (10/14/14)	–2.32%
Class C Shares
Inception (10/14/14)	5.66%
Class R Shares
Inception (10/14/14)	1.87%
Class Y Shares
Inception (10/14/14)	2.19%
Class R5 Shares
Inception (10/14/14)	2.19%
Class R6 Shares
Inception (10/14/14)	2.19%

Cumulative Total Returns
As of 3/31/15, the most recent calendar quarter end, including maximum applicable sales charges
Class A Shares
Inception (10/14/14)	–2.55%
Class C Shares
Inception (10/14/14)	0.39%
Class R Shares
Inception (10/14/14)	1.66%
Class Y Shares
Inception (10/14/14)	1.83%
Class R5 Shares
Inception (10/14/14)	1.83%
Class R6 Shares
Inception (10/14/14)	1.83%

The performance data quoted represent past performance and cannot guarantee comparable future results; current performance may be lower or higher. Please visit invesco.com/performance for the most recent month-end performance. Performance fligures reflect reinvested distributions, changes in net asset value and the effect of the maximum sales charge unless otherwise stated.

Performance figures do not reflect deduction of taxes a shareholder would pay on Fund distributions or sale of Fund shares. Investment return and principal value will fluctuate so that you may have a gain or loss when you sell shares.

  The net annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C,

Class R, Class Y, Class R5 and Class R6 shares was 1.09%, 1.84%, 1.34%, 0.84%, 0.84% and 0.84%, respectively.1,2 The total annual Fund operating expense ratio set forth in the most recent Fund prospectus as of the date of this report for Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares was 2.09%, 2.84%, 2.34%, 1.84%, 1.93% and 1.88%, respectively. The expense ratios presented above may vary from the expense ratios presented in other sections of this report that are based on expenses incurred during the period covered by this report.

    Class A share performance reflects the maximum 4.25% sales charge, and Class C share performance reflects the applicable contingent deferred sales charge (CDSC) for the period involved. The CDSC on Class C shares is 1% for the first year after purchase. Class R, Class Y, Class R5 and Class R6 shares do not have a front-end sales charge or a CDSC; therefore, performance is at net asset value.

    The performance of the Fund’s share classes will differ primarily due to different sales charge structures and class expenses.

    Fund performance reflects any applicable fee waivers and/or expense reimbursements. Had the adviser not waived fees and/or reimbursed expenses currently or in the past, returns would have been lower. See current prospectus for more information.

1	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least February 29, 2016. See current prospectus for more information.
2	Total annual Fund operating expenses after any contractual fee waivers and/or expense reimbursements by the adviser in effect through at least June 30, 2017. See current prospectus for more information.

2                         Invesco Unconstrained Bond Fund

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: ensuring that Invesco offers a diverse lineup of mutual funds that your financial adviser can use to strive to meet your financial needs as your investment goals change over time; monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Philip Taylor

Dear Shareholders:

This semiannual report includes information about your Fund, including performance data and a complete list of its investments as of the close of the reporting period. I hope you find this report of interest.

    Invesco’s efforts to help investors achieve their financial objectives include providing timely information about the markets, the economy and investing. Our website, invesco.com/us, offers a wide range of market insights and investment perspectives. On the website, you’ll find detailed information about our funds. You can access information about your account by completing a simple, secure online registration. Click on the “Need to register” link in the “Account Access” box on our homepage to get started.

    Invesco’s mobile apps for iPhone® and iPad® (both available free from the App StoreSM) allow you to obtain the same detailed information, monitor your account and create customizable watch lists. Also, they allow you to access investment insights from our investment leaders, market strategists, economists and retirement experts wherever you may be.

    In addition to the resources accessible on our website and through our mobile app, you can obtain timely updates to help you stay informed about the markets, the economy and investing by connecting with Invesco on Twitter, LinkedIn or Facebook. You can access our blog at blog.invesco.us.com. Our goal is to provide you the information you want, when and where you want it.

    For questions about your account, feel free to contact an Invesco client services representative at 800 959 4246. For Invesco-related questions or comments, please email me directly at phil@invesco.com.

    All of us at Invesco look forward to serving your investment management needs for many years to come. Thank you for investing with us.

Sincerely,

Philip Taylor

Senior Managing Director, Invesco Ltd.

iPhone and iPad are trademarks of Apple Inc., registered in the US and other countries. App Store is a service mark of Apple Inc. Invesco Distributors, Inc. is not affiliated with Apple Inc.

3                         Invesco Unconstrained Bond Fund

Schedule of Investments(a)

April 30, 2015

(Unaudited)

	Principal Amount	Value
Asset-Backed Securities–57.11%
Apidos CLO XIX (Cayman Islands), Series 2014-19A, Class C, Floating Rate Pass Through Ctfs., 3.56%, 10/17/26(b)(c)	$500,000	$502,550
Avenue CLO III Ltd., Series 2006-3A, Class B1L, Floating Rate Pass Through Ctfs., 1.93%, 07/20/18(b)(c)(d)	550,000	550,550
Banc of America Funding Trust, Series 2005-D, Class A1, Floating Rate Pass Through Ctfs., 2.66%, 05/25/35(c)	163,472	166,878
Banc of America Mortgage Trust, Series 2005-H, Class 2A1, Floating Rate Pass Through Ctfs., 2.67%, 09/25/35(c)	300,056	277,027
Bear Stearns Commercial Mortgage Securities Trust, Series 2005-PWR8, Class AJ, Pass Through Ctfs., 4.75%, 06/11/41	250,000	250,629
CDGJ Commercial Mortgage Trust, Series 2014-BXCH, Class A, Floating Rate Pass Through Ctfs., 1.57%, 12/15/27(b)(c)	200,000	200,807
Cent CLO Ltd. (Cayman Islands), Series 2013-19A, Class C, Floating Rate Pass Through Ctfs., 3.55%, 10/29/25(b)(c)	250,000	240,850
Cerberus Onshore II CLO-2 LLC, Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 4.43%, 10/15/23(b)(c)	350,000	338,695
Chase Mortgage Finance Trust, Series 2007-A1, Class 13A1, Floating Rate Pass Through Ctfs., 5.08%, 03/25/37(c)	247,365	234,453
Citigroup Commercial Mortgage Trust, Series 2014-388G, Class C, Floating Rate Pass Through Ctfs., 1.58%, 06/15/33(b)(c)	300,000	300,633
Citigroup Mortgage Loan Trust Inc., Series 2005-11, Class A2A, Floating Rate Pass Through Ctfs., 2.51%, 10/25/35(c)	183,903	182,675
Series 2005-3, Class 2A2A, Floating Rate Pass Through Ctfs., 2.58%, 08/25/35(c)	184,158	183,073
COMM Mortgage Trust, Series 2014-FL5, Class A, Floating Rate Pass Through Ctfs., 1.55%, 10/15/31(b)(c)	300,000	301,151
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-10, Class 5A7, Pass Through Ctfs., 6.00%, 11/25/35	140,065	138,061
Series 2005-C3, Class AJ, Pass Through Ctfs., 4.77%, 07/15/37	183,000	182,909

	Principal Amount	Value
GMACM Mortgage Loan Trust, Series 2005-AR6, Class 4A1, Floating Rate Pass Through Ctfs., 4.88%, 11/19/35(c)	$117,134	$111,433
GSAA Home Equity Trust, Series 2005-11, Class 3A5, Floating Rate Pass Through Ctfs., 0.55%, 10/25/35(c)	250,000	227,513
GSR Mortgage Loan Trust, Series 2005-AR7, Class 6A1, Floating Rate Pass Through Ctfs., 4.96%, 11/25/35(c)	245,132	237,852
Series 2006-1F, Class 1A11, Pass Through Ctfs., 5.50%, 02/25/36	254,305	245,296
Highbridge Loan Management Ltd. (Cayman Islands), Series 2015-6A, Class D, Floating Rate Pass Through Ctfs., 1.27%, 05/05/27 (Acquired 03/17/15; Cost $240,954)(b)(c)	250,000	240,950
ING IM CLO Ltd. (Cayman Islands), Series 2012-1 RA, Class A2R, Floating Rate Pass Through Ctfs., 2.09%, 03/14/22(b)(c)(d)	500,000	501,000
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP6, Class AJ, Variable Rate Pass Through Ctfs., 5.57%, 04/15/43(c)	300,000	308,098
Series 2014-C20, Class B, Variable Rate Pass Through Ctfs., 4.40%, 07/15/47(c)	300,000	323,836
JP Morgan Mortgage Trust, Series 2005-A3, Class 7CA1, Floating Rate Pass Through Ctfs., 2.53%, 06/25/35(c)	337,845	320,132
Series 2007-A1, Class 5A5, Floating Rate Pass Through Ctfs., 2.56%, 07/25/35(c)	187,600	191,173
Series 2007-A1, Class 6A1, Floating Rate Pass Through Ctfs., 2.50%, 07/25/35(c)	159,637	158,288
Series 2007-A2, Class 4A2, Floating Rate Pass Through Ctfs., 4.94%, 04/25/37(c)	249,949	229,245
KKR CLO Ltd. (Cayman Islands), Series 11, Class B, Floating Rate Pass Through Ctfs., 2.42%, 04/15/27(b)(c)	460,000	457,112
LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class AJ, Pass Through Ctfs., 4.84%, 07/15/40	206,135	206,196
Series 2005-C7, Class AJ, Variable Rate Pass Through Ctfs., 5.32%, 11/15/40(c)	250,000	253,620

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Invesco Unconstrained Bond Fund

	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust, Series 2005-A5, Class A9, Floating Rate Pass Through Ctfs., 2.48%, 06/25/35(c)	$194,170	$190,108
Series 2005-A9, Class 2A1C, Floating Rate Pass Through Ctfs., 2.51%, 12/25/35(c)	260,000	250,386
Morgan Stanley Capital I Trust, Series 2005-HQ6, Class AJ, Variable Rate Pass Through Ctfs., 5.07%, 08/13/42(c)	115,106	115,126
Morgan Stanley Mortgage Loan Trust, Series 2005-10, Class 1A1, Floating Rate Pass Through Ctfs., 0.88%, 12/25/35(c)	252,800	207,383
Series 2005-3AR, Class 3A, Floating Rate Pass Through Ctfs., 2.54%, 07/25/35(c)	252,795	221,902
Northwoods Capital X Ltd. (Cayman Islands), Series 2013-10A, Class D, Floating Rate Pass Through Ctfs., 3.85%, 11/04/25(b)(c)	250,000	234,975
Octagon Investment Partners XVI Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 1.87%, 07/17/25(b)(c)	500,000	489,200
Octagon Investment Partners XXI Ltd. (Cayman Islands), Series 2014-1A, Class D, Floating Rate Pass Through Ctfs., 6.85%, 11/14/26(b)(c)	250,000	251,850
Seneca Park CLO Ltd. (Cayman Islands), Series 2014-1A, Class B2, Pass Through Ctfs., 4.35%, 07/17/26(b)	500,000	508,150
Slater Mill Loan Fund L.P. (Cayman Islands), Series 2012-1A, Class B, Floating Rate Pass Through Ctfs., 2.91%, 08/17/22(b)(c)	250,000	251,850
Starwood Retail Property Trust, Series 2014-STAR, Class B, Floating Rate Pass Through Ctfs., 1.83%, 11/15/27(b)(c)	250,000	252,021
Stone Tower CLO VII Ltd. (Cayman Islands), Series 2007-7A, Class B, Floating Rate Pass Through Ctfs., 4.47%, 08/30/21(b)(c)	250,000	248,225
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-20, Class 1A2, Floating Rate Pass Through Ctfs., 2.44%, 01/25/35(c)	364,378	353,207
Series 2004-20, Class 3A1, Floating Rate Pass Through Ctfs., 2.49%, 01/25/35(c)	224,646	216,463
Sudbury Mill CLO Ltd. (Cayman Islands), Series 2013-1A, Class B1, Floating Rate Pass Through Ctfs., 2.47%, 01/17/26(b)(c)	500,000	499,750
Symphony CLO XI Ltd. (Cayman Islands), Series 2013-11A, Class D, Floating Rate Pass Through Ctfs., 4.27%, 01/17/25(b)(c)	250,000	250,625

	Principal Amount	Value
Symphony CLO XV Ltd. (Cayman Islands), Series 2014-15A, Class C, Floating Rate Pass Through Ctfs., 3.47%, 10/17/26(b)(c)	$500,000	$501,350
WaMu Mortgage Pass-Through Trust, Series 2006-AR14, Class 1A4, Floating Rate Pass Through Ctfs., 1.96%, 11/25/36(c)	121,001	107,787
Series 2007-HY1, Class 3A1, Floating Rate Pass Through Ctfs., 4.39%, 02/25/37(c)	271,549	254,181
Series 2007-HY2, Class 2A1, Floating Rate Pass Through Ctfs., 2.34%, 11/25/36(c)	277,621	244,460
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR14, Class A1, Floating Rate Pass Through Ctfs., 5.35%, 08/25/35(c)	258,295	256,957
Series 2005-AR16, Class 4A2, Floating Rate Pass Through Ctfs., 2.64%, 10/25/35(c)	264,142	264,969
Series 2006-2, Class 2A3, Pass Through Ctfs., 5.50%, 03/25/36	160,659	155,072
WFRBS Commercial Mortgage Trust, Series 2014-C24, Class B, Variable Rate Pass Through Ctfs., 4.20%, 11/15/47(c)	250,000	266,677
Total Asset-Backed Securities (Cost $14,536,040)		14,655,359

U.S. Dollar Denominated Bonds & Notes–20.98%
Apparel Retail–0.28%
Men’s Wearhouse Inc. (The), Sr. Unsec. Gtd. Notes, 7.00%, 07/01/22(b)	67,000	71,439

Casinos & Gaming–0.34%
MGM Resorts International, Sr. Unsec. Gtd. Global Notes, 6.75%, 10/01/20	82,000	88,663

Communications Equipment–0.39%
Avaya Inc., Sr. Sec. Gtd. Notes, 7.00%, 04/01/19(b)	100,000	101,125

Construction Materials–0.29%
Building Materials Corp. of America, Sr. Unsec. Notes, 5.38%, 11/15/24(b)	72,000	74,205

Consumer Finance–2.50%
Ally Financial Inc., Sr. Unsec. Global Notes, 4.13%, 03/30/20	510,000	513,825
Navient Corp., Sr. Unsec. Medium-Term Notes, 4.88%, 06/17/19	127,000	127,318
		641,143

Diversified Banks–1.32%
Industrial & Commercial Bank of China Ltd. (China), Jr. Unsec. Sub. Notes, 6.00%(b)(c)(e)	200,000	209,138

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Invesco Unconstrained Bond Fund

	Principal Amount	Value
Diversified Banks–(continued)
JPMorgan Chase & Co., Series Z, Jr. Unsec. Sub. Global Notes, 5.30%(c)(e)	$130,000	$130,812
		339,950

Homebuilding–1.07%
K. Hovnanian Enterprises Inc., Sr. Sec. Gtd. Notes, 7.25%, 10/15/20(b)	131,000	137,550
KB Home, Sr. Unsec. Gtd. Notes, 7.00%, 12/15/21	130,000	136,338
		273,888

Integrated Oil & Gas–0.25%
Ecopetrol S.A. (Colombia), Sr. Unsec. Global Bonds, 4.13%, 01/16/25	66,000	63,855

Marine–0.77%
PT Pelabuhan Indonesia II (Indonesia), Sr. Unsec. Bonds, 4.25%, 05/05/25(b)	200,000	197,250

Oil & Gas Exploration & Production–3.70%
Antero Resources Corp., Sr. Unsec. Gtd. Global Notes, 5.38%, 11/01/21	90,000	91,350
Chesapeake Energy Corp., Sr. Unsec. Gtd. Notes, 4.88%, 04/15/22	95,000	88,350
Cimarex Energy Co., Sr. Unsec. Gtd. Notes, 4.38%, 06/01/24	120,000	122,100
EXCO Resources, Inc., Sr. Unsec. Gtd. Notes, 8.50%, 04/15/22	170,000	102,425
Halcón Resources Corp., Sec. Gtd. Second Lien Notes, 8.63%, 02/01/20(b)	283,000	295,735
Range Resources Corp., Sr. Unsec. Gtd. Sub. Global Notes, 5.00%, 03/15/23	50,000	51,000
SandRidge Energy, Inc., Sr. Unsec. Gtd. Global Notes, 7.50%, 02/15/23	156,000	104,520
Whiting Petroleum Corp., Sr. Unsec. Gtd. Notes, 6.25%, 04/01/23(b)	90,000	93,487
		948,967

Oil & Gas Storage & Transportation–0.50%
MarkWest Energy Partners, L.P./MarkWest Energy Finance Corp., Sr. Unsec. Gtd. Notes, 4.88%, 12/01/24	124,000	129,890

Regional Banks–1.54%
Synovus Financial Corp., Unsec. Sub. Global Notes, 5.13%, 06/15/17	385,000	395,106

Specialized Finance–4.41%
CIT Group Inc., Sr. Unsec. Global Notes, 5.00%, 08/15/22	86,000	89,010
Sr. Unsec. Notes, 5.00%, 05/15/17	380,000	395,200

	Principal Amount		Value
Specialized Finance–(continued)
International Lease Finance Corp., Sr. Unsec. Global Notes, 5.75%, 05/15/16		$375,000	$388,594
Sr. Unsec. Notes, 8.25%, 12/15/20		210,000	258,300
			1,131,104

Trading Companies & Distributors–2.99%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust (Netherlands), Sr. Unsec. Gtd. Notes, 2.75%, 05/15/17(b)		150,000	149,250
Air Lease Corp., Sr. Unsec. Global Notes, 4.50%, 01/15/16		605,000	618,234
			767,484

Wireless Telecommunication Services–0.63%
Sprint Communications Inc., Sr. Unsec. Gtd. Notes, 9.00%, 11/15/18(b)		141,000	161,269
Total U.S. Dollar Denominated Bonds & Notes (Cost $5,349,892)			5,385,338

Non-U.S. Dollar Denominated Bonds & Notes–12.51%(f)
Diversified Banks–1.89%
Standard Chartered Bank (Singapore) Ltd. (United Kingdom), Sr. Unsec. Medium-Term Euro Notes, 7.28%, 06/05/19(b)	INR	31,200,000	485,351

Sovereign Debt–10.62%
Australian Government (Australia), Series 126, Sr. Unsec. Bonds, 4.50%, 04/15/20	AUD	1,600,000	1,408,154
Mexican Bonos (Mexico), Series M, Unsec. Bonds, 8.00%, 12/07/23	MXN	9,910,000	738,190
Series M 10, Sr. Unsec. Bonds, 8.00%, 12/17/15	MXN	1,800,000	120,946
Portugal Obrigacoes do Tesouro (Portugal), Unsec. Euro Bonds, 3.88%, 02/15/30(b)	EUR	350,000	458,958
			2,726,248
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $3,218,806)			3,211,599

U.S. Treasury Bills–5.07%
0.07%, 10/29/15(g)(h) (Cost $1,299,539)		$1,300,000	1,299,805

Structured Agency Credit Risk Notes (STACR®)–2.37%
Freddie Mac, Series 2014-DN4, Class M2 , Floating Rate STACR® Debt Notes, 2.58%, 10/25/24(c)(i) (Cost $600,000)		600,000	609,162

U.S. Government Sponsored Agency Mortgage-Backed Securities–0.33%
Collateralized Mortgage Obligations–0.33%
Fannie Mae REMICs, 3.00%, 06/25/27, IO (Cost $83,192)		803,947	84,227

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Invesco Unconstrained Bond Fund

	Principal Amount	Value
Municipal Obligations–0.17%
Puerto Rico (Commonwealth of) Government Development Bank; Series 2014 B-1A, Sr. RN, 7.75%, 06/30/15 (Cost $44,445)(b)	$44,445	$43,778

	Shares
Money Market Funds–8.03%
Liquid Assets Portfolio–Institutional Class(j)	1,029,729	1,029,729
Premier Portfolio–Institutional Class(j)	1,029,728	1,029,728
Total Money Market Funds (Cost $2,059,457)		2,059,457

Value
Options Purchased–0.45%(k)
(Cost $114,161)	$115,272
TOTAL INVESTMENTS–107.02% (Cost $27,305,532)	27,463,997
OTHER ASSETS LESS LIABILITIES–(7.02)%	(1,802,124)
NET ASSETS–100.00%	$25,661,873

Investment Abbreviations:

AUD	– Australian Dollar
CLO	– Collateralized Loan Obligation
Ctfs.	– Certificates
EUR	– Euro
Gtd.	– Guaranteed
INR	– Indian Rupee
IO	– Interest Only
Jr.	– Junior

MXN	– Mexican Peso
REMICs	– Real Estate Investment Conduits
RN	– Revenue Notes
Sec.	– Secured
Sr.	– Senior
STACR®	– Structured Agency Credit Risk
Sub.	– Subordinated
Unsec.	– Unsecured

Notes to Schedule of Investments:

(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at April 30, 2015 was $9,600,829, which represented 37.41% of the Fund’s Net Assets.
(c)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on April 30, 2015.
(d)	All or a portion of the security is pledged as collateral for open reverse repurchase agreements. See Note 1I. The following table presents the Fund’s collateral pledged as of April 30, 2015:

Counterparty	Reverse Repurchase Agreements	Value of Non- cash Collateral Pledged*	Net Amount
Royal Bank of Canada	$893,836	$(893,836)	$—

*	Amount does not include excess collateral pledged.

(e)	Perpetual bond with no specified maturity date.
(f)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(g)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(h)	All or a portion of the value was pledged and/or designated as collateral to cover margin requirement for open futures contracts and centrally cleared swap agreements. See Notes 1L, 1O and 4.
(i)	Principal payments are determined by the delinquency and principal payment experience on the STACR® reference pool. Freddie Mac transfers credit risk from the mortgages in the reference pool to credit investors who invest in the STACR® debt notes.
(j)	The money market fund and the Fund are affiliated by having the same investment adviser.
(k)	The table below details options purchased:

Open Over-The-Counter Foreign Currency Options Purchased — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Strike Price		Notional Value		Value
USD versus CNH	Call	Bank of America, N.A.	06/16/15	CNH	6.345	USD	735,000	$689
Options Purchased — Currency Risk								$689

Investment Abbreviations:

CNH	– Chinese Yuan
USD	– United States Dollar

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Invesco Unconstrained Bond Fund

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Value	Value
2 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.45%	Pay	3 Month USD LIBOR	10/14/15	$11,900,000	$16,657
2 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	1.45	Pay	3 Month USD LIBOR	10/15/15	6,700,000	9,701
5 Year Interest Rate Swap	Put	Morgan Stanley & Co. International PLC	2.05	Pay	3 Month USD LIBOR	10/15/15	15,300,000	87,969
10 Year Interest Rate Swap	Call	Deutsche Bank Securities Inc.	1.90	Receive	3 Month USD LIBOR	05/11/15	1,100,000	256
Total Swaptions Purchased — Interest Rate Risk								$114,583
Total Options Purchased (Cost $114,161)								$115,272

Abbreviations:

LIBOR	– London Interbank Offered Rate
USD	– U.S. Dollar

Portfolio Composition

By security type, based on Net Assets

as of April 30, 2015

Asset-Backed Securities	57.1%
U.S. Dollar Denominated Bonds and Notes	21.0
Non-U.S. Dollar Denominated Bonds & Notes	12.5
U.S. Treasury Bills	5.1
Structured Agency Credit Risk Notes	2.4
Options Purchased	0.5
U.S. Government Sponsored Agency Mortgage-Backed Securities	0.3
Municipal Obligations	0.2
Money Market Funds Plus Other Assets Less Liabilities	0.9

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Invesco Unconstrained Bond Fund

Statement of Assets and Liabilities

April 30, 2015

(Unaudited)

Assets:
Investments, at value (Cost $25,246,075)	$25,404,540
Investments in affiliated money market funds, at value and cost	2,059,457
Total investments, at value (Cost $27,305,532)	27,463,997
Cash	5,801
Foreign currencies, at value (Cost $13,699)	14,629
Receivable for:
Variation margin — centrally cleared swap agreements	4,095
Dividends and interest	168,097
Swap agreements — OTC	786
Investment for trustee deferred compensation and retirement plans	721
Unrealized appreciation on forward foreign currency contracts outstanding	74,564
Unrealized appreciation on swap agreements — OTC	686
Other assets	55,473
Total assets	27,788,849

Liabilities:
Payable for:
Investments purchased	1,076,597
Options written, at value (premiums received $2,117)	88
Reverse Repurchase Agreement	888,000
Swap agreements — OTC	1,819
Variation margin — futures	504
Variation margin — centrally cleared swap agreements	160
Accrued fees to affiliates	15,817
Accrued interest expense and line of credit fees	4,137
Accrued trustees’ and officers’ fees and benefits	2,318
Accrued other operating expenses	89,376
Trustee deferred compensation and retirement plans	721
Premiums paid on swap agreements — OTC	8,896
Unrealized depreciation on forward foreign currency contracts outstanding	35,795
Unrealized depreciation on swap agreements — OTC	2,748
Total liabilities	2,126,976
Net assets applicable to shares outstanding	$25,661,873

Net assets consist of:
Shares of beneficial interest	$25,572,745
Undistributed net investment income	(86,877)
Undistributed net realized gain (loss)	(30,399)
Net unrealized appreciation	206,404
$25,661,873

Net Assets:
Class A	$12,731,813
Class C	$53,682
Class R	$10,039
Class Y	$12,846,247
Class R5	$10,046
Class R6	$10,046

Shares outstanding, $0.01 par value per share, with an unlimited number of shares authorized:
Class A	1,269,119
Class C	5,356
Class R	1,001
Class Y	1,280,117
Class R5	1,001
Class R6	1,001
Class A:
Net asset value per share	$10.03
Maximum offering price per share
(Net asset value of $10.03 ÷ 95.75%)	$10.48
Class C:
Net asset value and offering price per share	$10.02
Class R:
Net asset value and offering price per share	$10.03
Class Y:
Net asset value and offering price per share	$10.04
Class R5:
Net asset value and offering price per share	$10.04
Class R6:
Net asset value and offering price per share	$10.04

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Invesco Unconstrained Bond Fund

Statement of Operations

For the six months ended April 30, 2015

(Unaudited)

Investment income:
Interest (net of foreign withholding taxes of $614)	$297,037
Dividends	98,126
Dividends from affiliated money market funds	600
Total investment income	395,763

Expenses:
Advisory fees	87,870
Administrative services fees	24,795
Custodian fees	6,724
Distribution fees:
Class A	15,651
Class C	125
Class R	25
Interest, facilities and maintenance fees	4,137
Transfer agent fees — A, C, R and Y	3,663
Transfer agent fees — R5	5
Transfer agent fees — R6	5
Trustees’ and officers’ fees and benefits	11,106
Registration and filing fees	52,402
Professional services fees	41,456
Other	17,082
Total expenses	265,046
Less: Fees waived and expenses reimbursed	(160,706)
Net expenses	104,340
Net investment income	291,423

Realized and unrealized gain (loss) from:
Net realized gain (loss) from:
Investment securities	146,878
Foreign currencies	(54,481)
Forward foreign currency contracts	123,572
Futures contracts	(192,140)
Option contracts written	(3,367)
Swap agreements	(11,738)
8,724
Change in net unrealized appreciation (depreciation) of:
Investment securities	102,573
Foreign currencies	(1,209)
Forward foreign currency contracts	15,526
Futures contracts	(18,257)
Option contracts written	2,029
Swap agreements	9,054
109,716
Net realized and unrealized gain	118,440
Net increase in net assets resulting from operations	$409,863

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Invesco Unconstrained Bond Fund

Statement of Changes in Net Assets

For the six months ended April 30, 2015 and the period, October 14, 2014 (commencement date) through October 31, 2014

(Unaudited)

	April 30, 2015	October 14, 2014 (commencement date) through October 31, 2014
Operations:
Net investment income	$291,423	$10,074
Net realized gain (loss)	8,724	(1,289)
Change in net unrealized appreciation	109,716	96,688
Net increase in net assets resulting from operations	409,863	105,473

Distributions to shareholders from net investment income:
Class A	(189,612)	—
Class C	(315)	—
Class R	(141)	—
Class Y	(202,921)	—
Class R5	(161)	—
Class R6	(161)	—
Total distributions from net investment income	(393,311)	—

Distributions to shareholders from net realized gains:
Class A	(19,520)	—
Class C	(35)	—
Class R	(16)	—
Class Y	(19,520)	—
Class R5	(16)	—
Class R6	(16)	—
Total distributions from net realized gains	(39,123)	—

Share transactions–net:
Class A	211,191	12,480,560
Class C	43,665	10,010
Class R	—	10,010
Class Y	290,905	12,512,610
Class R5	—	10,010
Class R6	—	10,010
Net increase in net assets resulting from share transactions	545,761	25,033,210
Net increase in net assets	523,190	25,138,683

Net assets:
Beginning of period	25,138,683	—
End of period (includes undistributed net investment income of $(86,877) and $15,011, respectively)	$25,661,873	$25,138,683

Notes to Financial Statements

April 30, 2015

(Unaudited)

NOTE 1—Significant Accounting Policies

Invesco Unconstrained Bond Fund (the “Fund”) is a series portfolio of AIM Investment Funds (Invesco Investment Funds) (the “Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of twenty-four separate series portfolios, each authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting each portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide a positive absolute return over a full market cycle.

11                         Invesco Unconstrained Bond Fund

The Fund currently consists of six different classes of shares: Class A, Class C, Class R, Class Y, Class R5 and Class R6. Class A shares are sold with a front-end sales charge unless certain waiver criteria are met and under certain circumstances load waived shares may be subject to contingent deferred sales charges (“CDSC”). Class C shares are sold with a CDSC. Class R, Class Y, Class R5 and Class R6 shares are sold at net asset value.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

A.	Security Valuations — Securities, including restricted securities, are valued according to the following policy.

Debt obligations (including convertible securities) and unlisted equities are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate (for unlisted equities), yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

A security listed or traded on an exchange (except convertible securities) is valued at its last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales or official closing price on a particular day, the security may be valued at the closing bid price on that day. Securities traded in the over-the-counter market are valued based on prices furnished by independent pricing services or market makers. When such securities are valued by an independent pricing service they may be considered fair valued. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and asked prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and asked prices. For purposes of determining net asset value per share, futures and option contracts generally are valued 15 minutes after the close of the customary trading session of the New York Stock Exchange (“NYSE”).

Investments in open-end and closed-end registered investment companies that do not trade on an exchange are valued at the end-of-day net asset value per share. Investments in open-end and closed-end registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded.

Swap agreements are fair valued using an evaluated quote, if available, provided by an independent pricing service. Evaluated quotes provided by the pricing service are valued based on a model which may include end-of-day net present values, spreads, ratings, industry, company performance and returns of referenced assets.

Foreign securities’ (including foreign exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. If market quotations are available and reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before the close of the NYSE, closing market quotations may become unreliable. If between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that the Adviser determines are significant and make the closing price unreliable, the Fund may fair value the security. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of the close of the NYSE. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures. Foreign securities may have additional risks including exchange rate changes, potential for sharply devalued currencies and high inflation, political and economic upheaval, the relative lack of issuer information, relatively low market liquidity and the potential lack of strict financial and accounting controls and standards.

Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by independent sources. The last bid price may be used to value equity securities. The mean between the last bid and asked prices is used to value debt obligations, including corporate loans.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of the Fund’s investments.

Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income. Dividend income (net of withholding tax, if any) is recorded on the ex-dividend date. Bond premiums and discounts are amortized and/or accreted for financial reporting purposes.

The Fund may periodically participate in litigation related to Fund investments. As such, the Fund may receive proceeds from litigation settlements. Any proceeds received are included in the Statement of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized and

12                         Invesco Unconstrained Bond Fund

unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized and unrealized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized and unrealized capital gains and losses to a class based on the relative net assets of each class. The Fund allocates income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — Distributions from net investment income, if any, are declared and paid monthly. Distributions from net realized capital gain, if any, are generally declared and paid annually and recorded on the ex-dividend date. The Fund may elect to treat a portion of the proceeds from redemptions as distributions for federal income tax purposes.
E.	Federal Income Taxes — The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of the Fund are charged to the operations of such class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses attributable to Class R5 and Class R6 are allocated to each share class based on relative net assets. Sub-accounting fees attributable to Class R5 are charged to the operations of the class. Transfer agency fees and expenses and other shareholder recordkeeping fees and expenses relating to all other classes are allocated among those classes based on relative net assets. All other expenses are allocated among the classes based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.	Reverse Repurchase Agreements — The Fund may enter into reverse repurchase agreements. Reverse repurchase agreements involve the sale of securities held by the Fund, with an agreement that the Fund will repurchase such securities at an agreed upon price and date. The Fund will use the proceeds of a reverse repurchase agreement (which are considered to be borrowings under the 1940 Act) to purchase other permitted securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. The agreements are collateralized by the underlying securities and are carried at the amount at which the securities subsequently will be repurchased as specified in the agreements.
J.	Foreign Currency Translations — Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (1) sales of foreign currencies, (2) currency gains or losses realized between the trade and settlement dates on securities transactions, and (3) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

13                         Invesco Unconstrained Bond Fund

The Fund may invest in foreign securities, which may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests and are shown in the Statement of Operations.

K.	Forward Foreign Currency Contracts — The Fund may engage in foreign currency transactions either on a spot (i.e. for prompt delivery and settlement) basis, or through forward foreign currency contracts, to manage or minimize currency or exchange rate risk.

The Fund may also enter into forward foreign currency contracts for the purchase or sale of a security denominated in a foreign currency in order to “lock in” the U.S. dollar price of that security, or the Fund may also enter into forward foreign currency contracts that do not provide for physical settlement of the two currencies, but instead are settled by a single cash payment calculated as the difference between the agreed upon exchange rate and the spot rate at settlement based upon an agreed upon notional amount (non-deliverable forwards). The Fund will set aside liquid assets in an amount equal to daily mark-to-market obligation for forward foreign currency contracts.

A forward foreign currency contract is an obligation between two parties (“Counterparties”) to purchase or sell a specific currency for an agreed-upon price at a future date. The use of forward foreign currency contracts does not eliminate fluctuations in the price of the underlying securities the Fund owns or intends to acquire but establishes a rate of exchange in advance. Fluctuations in the value of these contracts are measured by the difference in the contract date and reporting date exchange rates and are recorded as unrealized appreciation (depreciation) until the contracts are closed. When the contracts are closed, realized gains (losses) are recorded. Realized and unrealized gains (losses) on the contracts are included in the Statement of Operations. The primary risks associated with forward foreign currency contracts include failure of the Counterparty to meet the terms of the contract and the value of the foreign currency changing unfavorably. These risks may be in excess of the amounts reflected in the Statement of Assets and Liabilities.

L.	Futures Contracts — The Fund may enter into futures contracts to manage exposure to interest rate, equity and market price movements and/or currency risks. A futures contract is an agreement between Counterparties to purchase or sell a specified underlying security, currency or commodity (or delivery of a cash settlement price, in the case of an index future) for a fixed price at a future date. The Fund currently invests only in exchange-traded futures and they are standardized as to maturity date and underlying financial instrument. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral at the futures commission merchant (broker). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by recalculating the value of the contracts on a daily basis. Subsequent or variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. These amounts are reflected as receivables or payables on the Statement of Assets and Liabilities. When the contracts are closed or expire, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract. The net realized gain (loss) and the change in unrealized gain (loss) on futures contracts held during the period is included on the Statement of Operations. The primary risks associated with futures contracts are market risk and the absence of a liquid secondary market. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. Futures contracts have minimal Counterparty risk since the exchange’s clearinghouse, as Counterparty to all exchange-traded futures, guarantees the futures against default. Risks may exceed amounts recognized in the Statement of Assets and Liabilities.
M.	Call Options Written and Purchased — The Fund may write covered call options and/or buy call options. A covered call option gives the purchaser of such option the right to buy, and the writer the obligation to sell, the underlying security or foreign currency at the stated exercise price during the option period for American style options or at expiration date for European style options. Options written by the Fund normally will have expiration dates between three and nine months from the date written. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Additionally, the Fund may enter into an option on a swap agreement, also called a “swaption”. A swaption is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the Counterparties.

When the Fund writes a covered call option, an amount equal to the premium received by the Fund is recorded as an asset and an equivalent liability in the Statement of Assets and Liabilities. The amount of the liability is subsequently “marked-to-market” to reflect the current market value of the option written. If a written covered call option expires on the stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or a loss if the closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written covered call option is exercised, the Fund realizes a gain or a loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in writing a covered call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised.

When the Fund buys a call option, an amount equal to the premium paid by the Fund is recorded as an investment on the Statement of Assets and Liabilities. The amount of the investment is subsequently “marked-to-market” to reflect the current value of the option purchased. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.

N.

Put Options Purchased and Written — The Fund may purchase and write put options including options on securities indexes, or foreign currency and/or futures contracts. By purchasing a put option, the Fund obtains the right (but not the obligation) to sell the option’s underlying instrument at a fixed strike price. In return for this right, the Fund pays an option premium. The option’s underlying instrument may be a security, securities index, or a futures contract. Put options may be used by the Fund to hedge securities it owns by locking in a minimum price at which the Fund can sell. If security prices fall, the put option could be exercised to offset all or a portion of the Fund’s resulting losses. At the same time, because the maximum the Fund has at risk is the cost of the option, purchasing put options does not eliminate the potential for the Fund to profit from an increase in the value of the underlying portfolio securities. The Fund may write put options to earn additional income in the form of

14                         Invesco Unconstrained Bond Fund

option premiums if it expects the price of the underlying instrument to remain stable or rise during the option period for American style or on expiration date for European style so that the option will not be exercised. The risk in this strategy is that the price of the underlying securities may decline by an amount greater than the premium received. Put options written are reported as a liability in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations as Net realized gain from Investment securities. A risk in buying an option is that the Fund pays a premium whether or not the option is exercised. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased.
O.	Swap Agreements — The Fund may enter into various swap transactions, including interest rate, total return, index, currency and credit default swap contracts (“CDS”) for investment purposes or to manage interest rate, currency or credit risk. Such transactions are agreements between Counterparties. A swap agreement may be negotiated bilaterally and traded over-the-counter (OTC) between two parties (“uncleared/OTC”) or, in some instances, must be transacted through a future commission merchant (FCM) and cleared through a clearinghouse that serves as a central Counterparty (“centrally cleared swap”). These agreements may contain among other conditions, events of default and termination events, and various covenants and representations such as provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time. If the Fund were to trigger such provisions and have open derivative positions at that time, the Counterparty may be able to terminate such agreement and request immediate payment in an amount equal to the net liability positions, if any.

Interest rate, total return, index, and currency swap agreements are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate or return of an underlying asset, in a particular foreign currency, or in a “basket” of securities representing a particular index.

In a centrally cleared swap, the Fund’s ultimate Counterparty is a central clearinghouse. The Fund initially will enter into centrally cleared swaps through an executing broker. When a Fund enters into a centrally cleared swap, it must deliver to the central Counterparty (via the FCM) an amount referred to as “initial margin.” Initial margin requirements are determined by the central Counterparty, but an FCM may require additional initial margin above the amount required by the central Counterparty. Initial margin deposits required upon entering into centrally cleared swaps are satisfied by cash or securities as collateral at the FCM. Securities deposited as initial margin are designated on the Schedule of Investments and cash deposited is recorded on the Statement of Assets and Liabilities. During the term of a cleared swap agreement, a “variation margin” amount may be required to be paid by the Fund or may be received by the Fund, based on the daily change in price of the underlying reference instrument subject to the swap agreement and is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities until the centrally cleared swap is terminated at which time a realized gain or loss is recorded.

A CDS is an agreement between Counterparties to exchange the credit risk of an issuer. A buyer of a CDS is said to buy protection by paying a fixed payment over the life of the agreement and in some situations an upfront payment to the seller of the CDS. If a defined credit event occurs (such as payment default or bankruptcy), the Fund as a protection buyer would cease paying its fixed payment, the Fund would deliver eligible bonds issued by the reference entity to the seller, and the seller would pay the full notional value, or the “par value”, of the referenced obligation to the Fund. A seller of a CDS is said to sell protection and thus would receive a fixed payment over the life of the agreement and an upfront payment, if applicable. If a credit event occurs, the Fund as a protection seller would cease to receive the fixed payment stream, the Fund would pay the buyer “par value” or the full notional value of the referenced obligation, and the Fund would receive the eligible bonds issued by the reference entity. In turn, these bonds may be sold in order to realize a recovery value. Alternatively, the seller of the CDS and its Counterparty may agree to net the notional amount and the market value of the bonds and make a cash payment equal to the difference to the buyer of protection. If no credit event occurs, the Fund receives the fixed payment over the life of the agreement. As the seller, the Fund would effectively add leverage to its portfolio because, in addition to its total net assets, the Fund would be subject to investment exposure on the notional amount of the CDS. In connection with these agreements, cash and securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default under the swap agreement or bankruptcy/insolvency of a party to the swap agreement. If a Counterparty becomes bankrupt or otherwise fails to perform its obligations due to financial difficulties, the Fund may experience significant delays in obtaining any recovery in a bankruptcy or other reorganization proceeding. The Fund may obtain only limited recovery or may obtain no recovery in such circumstances. The Fund’s maximum risk of loss from Counterparty risk, either as the protection seller or as the protection buyer, is the value of the contract. The risk may be mitigated by having a master netting arrangement between the Fund and the Counterparty and by the designation of collateral by the Counterparty to cover the Fund’s exposure to the Counterparty.

Implied credit spreads represent the current level at which protection could be bought or sold given the terms of the existing CDS contract and serve as an indicator of the current status of the payment/performance risk of the CDS. An implied spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets.

An interest rate swap is an agreement between Counterparties pursuant to which the parties exchange a floating rate payment for a fixed rate payment based on a specified notional amount.

Changes in the value of centrally cleared and OTC swap agreements are recognized as unrealized gains (losses) in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of the agreement are reflected as such on the Statement of Assets and Liabilities and may be referred to as upfront payments. The Fund accrues for the fixed payment stream and amortizes upfront payments, if any, on swap agreements on a daily basis with the net amount, recorded as a component of realized gain (loss) on the Statement of Operations. A liquidation payment received or made at the termination of a swap agreement is recorded as realized gain (loss) on the Statement of Operations. The Fund segregates liquid securities having a value at least equal to the amount of the potential obligation of a Fund under any swap transaction. Entering into these agreements involves, to varying degrees, lack of liquidity and elements of credit, market, and Counterparty risk in excess of amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that a swap is difficult to sell or liquidate; the Counterparty does not honor its obligations under the

15                         Invesco Unconstrained Bond Fund

agreement and unfavorable interest rates and market fluctuations. It is possible that developments in the swaps market, including potential government regulation, could adversely affect the Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements. A short position in a security poses more risk than holding the same security long. As there is no limit on how much the price of the security can increase, the Fund’s exposure is unlimited.

Notional amounts of each individual credit default swap agreement outstanding as of April 30, 2015 for which the Fund is the seller of protection are disclosed in the open swap agreements table. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

P.	Leverage Risk — Leverage exists when a Fund can lose more than it originally invests because it purchases or sells an instrument or enters into a transaction without investing an amount equal to the full economic exposure of the instrument or transaction.
Q.	Other Risks — The Fund is non-diversified and may invest in securities of fewer issuers than if it were diversified. Thus, the value of the Fund’s shares may vary more widely and the Fund may be subject to greater market and credit risk than if the Fund invested more broadly.

The Fund may invest in lower-quality debt securities, i.e., “junk bonds”. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. Junk bonds involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claim.

R.	Collateral — To the extent the Fund has designated or segregated a security as collateral and that security is subsequently sold, it is the Fund’s practice to replace such collateral no later than the next business day.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund pays an advisory fee to the Adviser based on the annual rate of the Fund’s average daily net assets as follows:

Average Daily Net Assets	Rate
First $1 billion	0.70%
Next $3.5 billion	0.65%
Over $4.5 billion	0.55%

For the six months ended April 30, 2015, the effective advisory fees incurred by the Fund was 0.70%.

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc., Invesco Canada Ltd. and Invesco PowerShares Capital Management LLC (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Affiliated Sub-Adviser(s).

The Adviser has contractually agreed, through at least February 29, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual fund operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares to 1.03%, 1.78%, 1.28%, 0.78%, 0.78% and 0.78%, respectively, of average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual fund operating expenses after fee waiver and/or expense reimbursement to exceed the numbers reflected above: (1) interest; (2) taxes; (3) dividend expense on short sales; (4) extraordinary or non-routine items, including litigation expenses; and (5) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver agreement, it will terminate on February 29, 2016. The fee waiver agreement cannot be terminated during its term. To the extent that the annualized expense ratio does not exceed the expense limitation, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, the Adviser has contractually agreed, through at least June 30, 2017, to waive the advisory fee payable by the Fund in an amount equal to 100% of the net advisory fees the Adviser receives from the affiliated money market funds on investments by the Fund of uninvested cash in such affiliated money market funds.

For the six months ended April 30, 2015, the Adviser waived advisory fees of $87,870 and reimbursed class level expenses of $36,322, $73, $29, $36,348, $32 and $32 of Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares, respectively.

The Trust has entered into a master administrative services agreement with Invesco pursuant to which the Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to the Fund. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which the Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to the Fund and reimburse IIS for certain expenses incurred by IIS in the course of providing such services. IIS may make payments to intermediaries that provide omnibus account services, sub-accounting services and/or networking services. All fees payable by IIS to intermediaries that provide omnibus account services or sub-accounting are charged back to the Fund, subject to certain limitations approved by the Trust’s Board of Trustees. For the six months ended April 30, 2015, expenses incurred under the agreement are shown in the Statement of Operations as Transfer agent fees.

The Trust has entered into master distribution agreements with Invesco Distributors, Inc. (“IDI”) to serve as the distributor for the Class A, Class C, Class R, Class Y, Class R5 and Class R6 shares of the Fund. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Class A, Class C and Class R shares (collectively the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.25% of the Fund’s average daily net assets of Class A shares, 1.00% of the average daily net assets of Class C shares and 0.50% of the average daily net assets of Class R shares. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such classes. Any amounts not paid as a service fee under the

16                         Invesco Unconstrained Bond Fund

Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the six months ended April 30, 2015, expenses incurred under the Plans are shown in the Statement of Operations as Distribution fees.

Front-end sales commissions and CDSC (collectively, the “sales charges”) are not recorded as expenses of the Fund. Front-end sales commissions are deducted from proceeds from the sales of Fund shares prior to investment in Class A shares of the Fund. CDSC are deducted from redemption proceeds prior to remittance to the shareholder. During the six months ended April 30, 2015, IDI advised the Fund that IDI retained $260 in front-end sales commissions from the sale of Class A shares.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

The following is a summary of the tiered valuation input levels, as of April 30, 2015. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

	Level 1	Level 2	Level 3	Total
Equity Securities	$2,059,457	$—	$—	$2,059,457
U.S. Treasury Securities	—	1,299,805	—	1,299,805
U.S. Government Sponsored Agency Securities	—	84,227	—	84,227
Structured Agency Credit Risk Notes	—	609,162	—	609,162
Asset-Backed Securities	—	14,655,359	—	14,655,359
Corporate Debt Securities	—	5,385,338	—	5,385,338
Foreign Debt Securities	—	485,351	—	485,351
Foreign Sovereign Debt Securities	—	2,726,248	—	2,726,248
Municipal Obligations	—	43,778	—	43,778
Options Purchased	—	115,272	—	115,272
	2,059,457	25,404,540	—	27,463,997
Forward Foreign Currency Contracts*	—	38,769	—	38,769
Futures Contracts*	(3,118)	—	—	(3,118)
Options Written*	—	(88)	—	(88)
Swap Agreements*	—	11,328	—	11,328
Total Investments	$2,056,339	$25,454,549	$—	$27,510,888

*	Forward foreign currency contracts, futures contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.

17                         Invesco Unconstrained Bond Fund

NOTE 4—Derivative Investments

Value of Derivative Investments at Period-End

The table below summarizes the value of the Fund’s derivative investments, detailed by primary risk exposure, held as of April 30, 2015:

	Value
Risk Exposure/Derivative Type	Assets	Liabilities
Credit risk:
Swap agreements(a)(b)	$4,133	$(1,053)
Currency risk:
Forward foreign currency contracts(c)	114,199	(75,430)
Options purchased(d)	689	—
Options written(e)	—	(88)
Interest rate risk:
Futures contracts(f)	1,276	(4,394)
Options purchased(d)	114,583	—
Swap agreements(a)(b)	9,943	(1,695)
Total	$244,823	$(82,660)

(a)	Values are disclosed on the Statement of Assets and Liabilities under the caption Unrealized appreciation on swap agreements — OTC and Unrealized depreciation on swap agreements — OTC.
(b)	Includes cumulative appreciation (depreciation) of centrally cleared swap agreements. Only current day’s variation margin receivable and (payable) are reported within the Statement of Assets and Liabilities.
(c)	Values are disclosed on the Statement of Assets and Liabilities under the captions Unrealized appreciation on forward foreign currency contracts outstanding and Unrealized depreciation on forward foreign currency contracts outstanding.
(d)	Options purchased at value as reported in the Schedule of Investments.
(e)	Values are disclosed on the Statement of Assets and Liabilities under the caption Options written, at value.
(f)	Includes cumulative appreciation (depreciation) of futures contracts. Only current day’s variation margin receivable (payable) is reported within the Statement of Assets and Liabilities.

Effect of Derivative Investments for the six months ended April 30, 2015

The table below summarizes the gains (losses) on derivative investments, detailed by primary risk exposure, recognized in earnings during the period:

	Location of Gain (Loss) on Statement of Operations
	Forward Foreign Currency Contracts	Futures Contracts	Options Contracts(a)	Swap Agreements
Realized Gain (Loss):
Credit risk	$—	$—	$—	$35,237
Currency risk	123,572	—	(3,367)	—
Interest rate risk	—	(192,140)	—	(46,975)
Change in Unrealized Appreciation (Depreciation):
Credit risk	—	—	—	776
Currency risk	15,526	—	(5,771)	—
Interest rate risk	—	(18,257)	7,926	8,278
Total	$139,098	$(210,397)	$(1,212)	$(2,684)

(a)	Options purchased net realized gain (loss) of $0 and change in net unrealized appreciation (depreciation) of $126 are included in the net realized gain (loss) from investment securities and the change in net unrealized appreciation (depreciation) of investment securities, respectively.

The table below summarizes the six month average notional value of forward foreign currency contracts, futures contracts and swap agreements, the three month average notional value of options written and the five month average notional value of options purchased outstanding during the period.

	Forward Foreign Currency Contracts	Futures Contracts	Options Written	Options Purchased	Swap Agreements
Average notional value	$4,002,442	$13,148,775	$2,393,814	$9,455,760	$12,169,255

18                         Invesco Unconstrained Bond Fund

Open Forward Foreign Currency Contracts
Settlement Date		Contract to				Notional Value	Unrealized Appreciation (Depreciation)
	Counterparty	Deliver		Receive
5/04/15	Citigroup Global Markets Inc.	NZD	47,500	USD	34,300	$36,247	$(1,947)
5/04/15	Citigroup Global Markets Inc.	USD	34,706	NZD	47,500	36,247	1,541
5/18/15	Barclays Bank PLC	USD	260,956	EUR	234,000	262,813	1,857
5/18/15	Citigroup Global Markets Inc.	EUR	952,128	USD	1,065,013	1,069,366	(4,353)
5/18/15	Citigroup Global Markets Inc.	SGD	636,633	USD	467,830	480,935	(13,105)
5/18/15	Citigroup Global Markets Inc.	USD	634,770	EUR	600,000	673,879	39,109
5/18/15	Citigroup Global Markets Inc.	USD	467,006	SGD	636,633	480,934	13,928
5/18/15	Deutsche Bank Securities Inc.	EUR	220,469	USD	250,000	247,616	2,384
5/18/15	Goldman Sachs International	EUR	253,442	USD	272,121	284,649	(12,528)
5/18/15	J.P. Morgan Securities LLC	EUR	110,000	USD	123,038	123,544	(506)
5/18/15	Morgan Stanley Capital Services LLC	USD	309,284	EUR	292,000	327,955	18,671
6/11/15	Deutsche Bank Securities Inc.	TWD	16,150,000	USD	510,613	527,512	(16,899)
6/11/15	Deutsche Bank Securities Inc.	USD	518,825	TWD	16,150,000	527,512	8,687
6/18/15	Citigroup Global Markets Inc.	SGD	228,000	USD	163,499	172,152	(8,653)
6/18/15	Citigroup Global Markets Inc.	USD	166,981	SGD	228,000	172,152	5,171
7/08/15	Citigroup Global Markets Inc.	USD	254,888	MXN	3,946,437	255,992	1,104
7/08/15	J.P. Morgan Securities LLC	MXN	11,705,549	USD	781,048	759,301	21,747
7/29/15	Bank of America Merrill Lynch	AUD	1,787,840	USD	1,389,761	1,407,200	(17,439)
Total Open Forward Foreign Currency Contracts — Currency Risk							$38,769

Open Futures Contracts
Futures Contracts	Type of Contract	Number of Contracts	Expiration Month	Notional Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 5 Year Notes	Short	2	June-2015	$(240,265)	$(1,457)
U.S. Treasury 10 Year Notes	Short	2	June-2015	(256,750)	1,276
U.S. Treasury 30 Year Notes	Long	1	June-2015	159,594	(2,937)
Total Futures Contracts — Interest Rate Risk					$(3,118)

Open Foreign Currency Options Written — Currency Risk
Description	Type of Contract	Counterparty	Expiration Date	Number of Contracts	Strike Price	Premiums Received	Notional Value	Value	Unrealized Appreciation (Depreciation)
USD versus CNH	Call	Bank of America, N.A.	06/16/15	735	CNH 6.625	$2,117	USD 735,000	$(88)	$(2,029)

Options Written Transactions Summary
	Call Options				Put Options
	Number of Contracts	Notional Value		Premiums Received	Number of Contracts	Notional Value		Premiums Received
Beginning of period	—		—	$—	—		—	$—
Written	2,255	USD	2,255,000	6,259	3,685	EUR	3,685,000	15,548
Closed	(1,520)	USD	(1,520,000)	(4,142)	(3,685)	EUR	(3,685,000)	(15,548)
End of period	735	USD	735,000	$2,117	—	EUR	—	$—

Currency Abbreviations:

AUD	– Australian Dollar
CNH	– Chinese Yuan

EUR	– Euro
MXN	– Mexican Peso

NZD	– New Zealand Dollar
SGD	– Singapore Dollar

TWD	– Taiwan Dollar
USD	– U.S. Dollar

19                         Invesco Unconstrained Bond Fund

Open Centrally Cleared Credit Default Swap Agreements — Credit Risk
Counterparty/ Clearinghouse	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Received/ Paid	Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Markit CDX North America Investment Grade Index, Series 23	Buy	(1.00)%	12/20/19	0.64%	$(2,700,000)	$(47,939)	$3,447

Open Centrally Cleared Interest Rate Swap Agreements
Counterparty/Clearinghouse	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value		Unrealized Appreciation
Credit Suisse Securities (USA) LLC/CME	Pay	3 Month USD LIBOR	1.25%	10/16/17	USD	2,975,000	$91
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.661	04/24/30		EUR (250,000)	9,116
Credit Suisse Securities (USA) LLC/CME	Receive	6 Month EURIBOR	0.845	04/24/30		EUR (100,000)	736
Total Centrally Cleared Interest Rate Swap Agreements — Interest Rate Risk							$9,943

Open Over-The-Counter Credit Default Swap Agreements
Counterparty	Reference Entity	Buy/Sell Protection	(Pay)/Receive Fixed Rate	Expiration Date	Implied Credit Spread(a)	Notional Value	Upfront Payments Received/ Paid	Unrealized Appreciation (Depreciation)
Goldman Sachs International	Viacom Inc.	Buy	(1.00)%	06/20/24	1.02%	$(500,000)	$83	$686
Goldman Sachs International	McKesson Corp.	Buy	(1.00)	03/20/19	0.14	(300,000)	(8,979)	(904)
Total Over-The-Counter Credit Default Swap Agreements — Credit Risk							$(8,896)	$(218)

(a)	Implied credit spreads represent the current level as of April 30, 2015 at which protection could be bought or sold given the terms of the existing credit default swap contract and serve as an indicator of the current status of the payment/performance risk of the credit default swap contract. An implied credit spread that has widened or increased since entry into the initial contract may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Open Over-The-Counter Interest Rate Swap Agreements — Interest Rate
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Termination Date	Notional Value	Unrealized Appreciation (Depreciation)
J.P. Morgan Chase Bank, N.A.	Pay	1 Day INR MIBOR	6.78%	04/09/20	$12,200,000	$(1,695)

Open Over-The-Counter Total Return Swap Agreements
Description	Type of Contract	Counterparty	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation (Depreciation)
Receive a return equal to the Markit iBoxx Liquid High Yield Index and pay a floating rate equal to the 3 Month USD LIBOR	Long	J.P. Morgan Chase Bank, N.A.	5,000	06/22/15	$500,000	$(8)
Receive a return equal to the Markit iBoxx Liquid High Yield Index and pay a floating rate equal to the 3 Month USD LIBOR	Long	J.P. Morgan Chase Bank, N.A.	7,750	06/20/15	775,000	(141)
Total — Total Return Swap Agreements — Credit Risk						$(149)

Abbreviations:

CME	– Chicago Mercantile Exchange
EUR	– Euro

EURIBOR	– Euro Interbank Offered Rate
INR	– Indian Rupee

LIBOR	– London Interbank Offered Rate
MIBOR	– Mumbai Interbank Offered Rate

USD	– U.S. Dollar

20                         Invesco Unconstrained Bond Fund

Offsetting Assets and Liabilities

Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities, which was subsequently clarified in Financial Accounting Standards Board ASU 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities” is intended to enhance disclosures about financial instruments and derivative instruments that are subject to offsetting arrangements on the Statement of Assets and Liabilities and to enable investors to better understand the effect of those arrangements on its financial position. In order for an arrangement to be eligible for netting, the Fund must have a basis to conclude that such netting arrangements are legally enforceable. The Fund enters into netting agreements and collateral agreements in an attempt to reduce the Fund’s Counterparty credit risk by providing for a single net settlement with a Counterparty of all financial transactions covered by the agreement in an event of default as defined under such agreement.

There were no derivative instruments subject to a netting agreement for which the Fund is not currently netting. The following tables present derivative instruments that are either subject to an enforceable netting agreement or offset by collateral arrangements as of April 30, 2015.

Assets:
Counterparty	Gross amounts of Recognized Assets	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of assets presented in Statement of Assets & Liabilities	Collateral Received		Net Amount
				Financial Instruments	Cash
Barclays Bank PLC(a)	$1,857	$—	$1,857	$—	$—	$1,857
Citigroup Global Markets Inc.(a)	60,853	(28,058)	32,795	—	—	32,795
Credit Suisse Securities (USA) LLC(b)	13,390	(13,390)	—	—	—	—
Deutsche Bank Securities Inc.(a)	11,071	(11,071)	—	—	—	—
Goldman Sachs International(c)	769	(769)	—	—	—	—
J.P. Morgan Chase Bank, N.A.(c)	803	(803)	—	—	—	—
J.P. Morgan Securities LLC(a)	21,747	(506)	21,241	—	—	21,241
Morgan Stanley Capital Services LLC(a)	18,671	—	18,671	—	—	18,671
Total	$129,161	$(54,597)	$74,564	$—	$—	$74,564

Liabilities:
Counterparty	Gross amounts of Recognized Liabilities	Gross amounts offset in Statement of Assets & Liabilities	Net amounts of liabilities presented in Statement of Assets & Liabilities	Collateral Pledged		Net Amount
				Financial Instruments	Cash
Bank of America Merrill Lynch(a)	$17,439	$—	$17,439	$—	$—	$17,439
Citigroup Global Markets Inc.(a)	28,058	(28,058)	—	—	—	—
Credit Suisse Securities (USA) LLC(b)	47,939	(13,390)	34,549	(34,549)	—	—
Deutsche Bank Securities Inc.(a)	16,899	(11,071)	5,828	—	—	5,828
Goldman Sachs International(a)	12,528	—	12,528	—	—	12,528
Goldman Sachs International(c)	10,816	(769)	10,047	—	—	10,047
JPMorgan Chase Bank, N.A.(c)	2,747	(803)	1,944			1,944
J.P. Morgan Securities LLC(a)	506	(506)	—	—	—	—
Total	$136,932	$(54,597)	$82,335	$(34,549)	$—	$47,786

(a)	Forward foreign currency contracts Counterparty.
(b)	Swap agreements — centrally cleared Counterparty. Includes cumulative appreciation (depreciation).
(c)	Swap agreements — OTC Counterparty.

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by the Fund to pay remuneration to certain Trustees and Officers of the Fund. Trustees have the option to defer compensation payable by the Fund, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by the Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Obligations under the deferred compensation plan represent unsecured claims against the general assets of the Fund.

NOTE 6—Cash Balances

The Fund is permitted to temporarily carry a negative or overdrawn balance in its account with State Street Bank and Trust Company, the custodian bank. Such balances, if any at period end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate the custodian bank for such overdrafts, the overdrawn Fund may either (1) leave funds as a compensating balance in the account so the custodian bank can be compensated by earning the additional interest; or (2) compensate by paying the custodian bank at a rate agreed upon by the custodian bank and Invesco, not to exceed the contractually agreed upon rate.

21                         Invesco Unconstrained Bond Fund

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at the Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have a capital loss carryforward as of October 31, 2014.

NOTE 8—Investment Securities

The aggregate amount of investment securities (other than short-term securities, U.S. Treasury obligations and money market funds, if any) purchased and sold by the Fund during the six months ended April 30, 2015 was $22,116,437 and $13,807,640, respectively. Cost of investments on a tax basis includes the adjustments for financial reporting purposes as of the most recently completed federal income tax reporting period-end.

Unrealized Appreciation (Depreciation) of Investment Securities on a Tax Basis
Aggregate unrealized appreciation of investment securities	$261,849
Aggregate unrealized (depreciation) of investment securities	(101,659)
Net unrealized appreciation of investment securities	$160,190

Cost of investments for tax purposes is $27,303,807.

NOTE 9—Share Information

	Summary of Share Activity
	Six months ended April 30, 2015(a)		October 14, 2014 (commencement date) through October 31, 2014
	Shares	Amount	Shares	Amount
Sold:
Class A	22,706	$227,640	1,248,056	$12,480,560
Class C	4,668	46,824	1,001	10,010
Class R	—	—	1,001	10,010
Class Y	28,732	289,625	1,251,257	12,512,610
Class R5	—	—	1,001	10,010
Class R6	—	—	1,001	10,010

Issued as reinvestment of dividends:
Class A	139	1,388	—	—
Class C	22	215	—	—
Class R	—	—	—	—
Class Y	204	2,044	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—

Reacquired:
Class A	(1,782)	(17,837)	—	—
Class C	(335)	(3,374)	—	—
Class R	—	—	—	—
Class Y	(76)	(764)	—	—
Class R5	—	—	—	—
Class R6	—	—	—	—
Net increase in share activity	54,278	$545,761	2,503,317	$25,033,210

(a)	98% of the outstanding shares of the Fund are owned by the Adviser.

22                         Invesco Unconstrained Bond Fund

NOTE 10—Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

	Net asset value, beginning of period	Net investment income (loss)(a)	Net gains on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets (including interest expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense) with fee waivers and/or expenses absorbed		Ratio of expenses to average Net assets (including interest expense) without fee waivers and/or expenses absorbed		Ratio of expenses to average net assets (excluding interest expense) without fee waivers and/or expenses absorbed		Ratio of net investment income (loss) to average net assets		Ratio of interest expense to average net assets		Portfolio turnover(c)
Class A
Six months ended 04/30/15	$10.04	$0.11	$0.05	$0.16	$(0.15)	$(0.02)	$(0.17)	$10.03	1.57%	$12,732	0.95	%(d)(e)	0.92	%(d)	2.23	%(d)	2.20	%(d)	2.20	%(d)	3.00	%(d)	66%
Year ended 10/31/14(f)	10.00	0.00	0.04	0.04	—	—	—	10.04	0.40	12,532	0.87	(e)(g)	—		5.89	(g)	—		0.69	(g)	—		0
Class C
Six months ended 04/30/15	10.04	0.07	0.05	0.12	(0.12)	(0.02)	(0.14)	10.02	1.15	54	1.70	(d)(e)	1.67	(d)	2.98	(d)	2.95	(d)	1.45	(d)	3.00	(d)	66
Year ended 10/31/14(f)	10.00	(0.00)	0.04	0.04	—	—	—	10.04	0.40	10	1.62	(e)(g)	—		6.64	(g)	—		(0.06	)(g)	—		0
Class R
Six months ended 04/30/15	10.04	0.10	0.05	0.15	(0.14)	(0.02)	(0.16)	10.03	1.47	10	1.20	(d)(e)	1.17	(d)	2.48	(d)	2.45	(d)	1.95	(d)	3.00	(d)	66
Year ended 10/31/14(f)	10.00	0.00	0.04	0.04	—	—	—	10.04	0.40	10	1.12	(e)(g)	—		6.14	(g)	—		0.44	(g)	—		0
Class Y
Six months ended 04/30/15	10.04	0.12	0.06	0.18	(0.16)	(0.02)	(0.18)	10.04	1.78	12,846	0.70	(d)(e)	0.67	(d)	1.98	(d)	1.95	(d)	2.45	(d)	3.00	(d)	66
Year ended 10/31/14(f)	10.00	0.00	0.04	0.04	—	—	—	10.04	0.40	12,566	0.62	(e)(g)	—		5.64		—		0.94	(g)	—		0
Class R5
Six months ended 04/30/15	10.04	0.12	0.06	0.18	(0.16)	(0.02)	(0.18)	10.04	1.78	10	0.70	(d)(e)	0.67	(d)	2.05	(d)	2.02	(d)	2.45	(d)	3.00	(d)	66
Year ended 10/31/14(f)	10.00	0.00	0.04	0.04	—	—	—	10.04	0.40	10	0.62	(e)(g)	—		5.74	(g)	—		0.94	(g)	—		0
Class R6
Six months ended 04/30/15	10.04	0.12	0.06	0.18	(0.16)	(0.02)	(0.18)	10.04	1.78	10	0.70	(d)(e)	0.67	(d)	2.05	(d)	2.02	(d)	2.45	(d)	3.00	(d)	66
Year ended 10/31/14(f)	10.00	0.00	0.04	0.04	—	—	—	10.04	0.40	10	0.62	(e)(g)	—		5.74	(g)	—		0.94	(g)	—		0

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Does not include sales charges and is not annualized for periods less than one year, if applicable.
(c)	Portfolio turnover is calculated at the fund level and is not annualized for periods less than one year, if applicable.
(d)	Ratios are annualized and based on average daily net assets (000’s omitted) of $12,625, $25, $10, $12,634, $10 and $10 for Class A, Class C, Class R, Class Y, Class R5 and Class R6, respectively.
(e)	In addition to the fees and expenses which the Fund bears directly; the Fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the Fund invests. Because the underlying funds have varied expenses and fee levels and the Fund may own different proportions at different times, the amount of fees and expenses incurred indirectly by the Fund will vary. Estimated underlying fund expenses are not expenses that are incurred directly by your Fund. They are expenses that are incurred directly by the underlying funds and are deducted from the value of the funds your Fund invests in. The effect of the estimated underlying fund expenses that you bear indirectly is included in your Fund’s total return. Estimated acquired fund fees from underlying funds were 0.10% and 0.10% for the six months ended April 30, 2015 and the period October 14, 2014 (commencement date) through October 31, 2014, respectively.
(f)	Commencement date of October 14, 2014.
(g)	Annualized.

23                         Invesco Unconstrained Bond Fund

Calculating your ongoing Fund expenses

Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2014 through April 30, 2015.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Class	Beginning Account Value (11/01/14)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (04/30/15)[1]	Expenses Paid During Period[2]	Ending Account Value (04/30/15)	Expenses Paid During Period[2]
A	$1,000.00	$1,015.70	$4.75	$1,020.08	$4.76	0.95%
C	1,000.00	1,011.50	8.48	1,016.36	8.50	1.70
R	1,000.00	1,014.70	5.99	1,018.84	6.01	1.20
Y	1,000.00	1,017.80	3.50	1,021.32	3.51	0.70
R5	1,000.00	1,017.80	3.50	1,021.32	3.51	0.70
R6	1,000.00	1,017.80	3.50	1,021.32	3.51	0.70

[1]	The actual ending account value is based on the actual total return of the Fund for the period November 1, 2014 through April 30, 2015, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half year.

24                         Invesco Unconstrained Bond Fund

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at the quarter ends. For the second and fourth quarters, the lists appear in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/completeqtrholdings. Shareholders can also look up the Fund’s Forms N-Q on the SEC website at sec.gov. Copies of the Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov.

The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services department at 800 959 4246 or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. The information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05426 and 033-19338	UCB-SAR-1	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of May 15, 2015, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of May 15, 2015, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: AIM Investment Funds (Invesco Investment Funds)

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Philip A. Taylor
Philip A. Taylor
Principal Executive Officer

Date:	July 9, 2015

By:	/s/ Sheri Morris
Sheri Morris
Principal Financial Officer

Date:	July 9, 2015

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.